                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0570

                                                       Expires: Nov. 30, 2005

                                                       Estimated average burden
                                                       hours per response: 5.0


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                          811 - 2729
      --------------------------------------------------------------------------


                          Short-Term Investments Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


    Robert H. Graham    11 Greenway Plaza  Suite 100   Houston, Texas  77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (713) 626 - 1919
                                                   -----------------------------

Date of fiscal year end:        8/31
                        ------------------

Date of reporting period:      08/31/04
                         -----------------

Item 1. Reports to Stockholders.

                         ANNUAL REPORT / AUGUST 31, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                         GOVERNMENT & AGENCY PORTFOLIO

                              CASH MANAGEMENT CLASS


A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,WHICH CONTAINS MORE COMPLETE INFORMATION,INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--


GAP-AR-3

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--Registered Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P
                    500--Registered Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust Government & Agency Portfolio's Cash Management Class were 1.34% and 1.27%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 24- to 52-day range; at the close of the reporting period, the WAM stood at 31 days. The portfolio continued to maintain

========================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              63.9%

8-30                              3.7

31-60                             6.2

61-90                            19.2

91-150                            2.3

151-210                           1.9

211+                              2.8

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================


                      [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                                                                     (continued)
a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Cash Management Class stood at $1.0 billion.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm-G from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman


================================================================================
       The views and opinions expressed in this letter are those of A I M
      Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMinvestments.com FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

============================================================================================
                                                                         HYPOTHETICAL
                                             ACTUAL                   (5% ANNUAL RETURN
                                                                       BEFORE EXPENSES)

                 BEGINNING           ENDING          EXPENSES       ENDING          EXPENSES
               ACCOUNT VALUE      ACCOUNT VALUE    PAID DURING   ACCOUNT VALUE    PAID DURING
                 (03/01/04)       (08/31/04)(1)     PERIOD(2)     (08/31/04)       PERIOD(2)
CASH
MANAGEMENT       $1,000.00          $1,005.00         $1.01        $1,024.13         $1.02

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.50% for Cash Management
class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.20% for Cash Management class shares) multiplied by the average account value over the period, multiplied by
184/366 (to reflect the one-half year period).
==========================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-40.34%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-22.75%

Unsec. Disc. Notes,(a)
  1.35%                                        09/13/04   $ 15,000   $   14,993,275
-----------------------------------------------------------------------------------
  1.36%                                        09/17/04     25,000       24,984,889
-----------------------------------------------------------------------------------
  1.52%                                        10/20/04     50,000       49,896,555
-----------------------------------------------------------------------------------
  1.54%                                        11/03/04     35,000       34,905,675
-----------------------------------------------------------------------------------
  1.41%                                        11/10/04    289,000      288,111,700
-----------------------------------------------------------------------------------
  1.59%                                        11/12/04     11,900       11,862,158
-----------------------------------------------------------------------------------
  1.50%                                        11/22/04     75,000       74,744,319
-----------------------------------------------------------------------------------
  1.29%                                        12/01/04     17,000       16,944,566
-----------------------------------------------------------------------------------
  1.07%                                        12/10/04     25,000       24,925,694
-----------------------------------------------------------------------------------
  1.15%                                        03/04/05     25,000       24,852,417
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  1.56%(b)                                     01/28/05     25,000       24,997,442
-----------------------------------------------------------------------------------
  1.49%(c)                                     03/23/05     25,000       24,997,205
-----------------------------------------------------------------------------------
Unsec. Floating Rate Notes,
  1.57%(d)                                     04/28/05     50,000       49,995,053
-----------------------------------------------------------------------------------
  1.62%(d)                                     05/10/05     50,000       50,000,000
-----------------------------------------------------------------------------------
Unsec. Notes,
  1.93%                                        05/20/05      7,550        7,571,869
===================================================================================
                                                                        723,782,817
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-9.09%

Unsec. Disc. Notes,(a)
  1.54%                                        10/01/04    100,000       99,871,667
-----------------------------------------------------------------------------------
  1.54%                                        10/04/04     23,150       23,117,320
-----------------------------------------------------------------------------------
  1.58%                                        11/15/04     50,000       49,835,417
-----------------------------------------------------------------------------------
  1.60%                                        11/22/04     23,954       23,866,701
-----------------------------------------------------------------------------------
  1.67%                                        11/23/04     38,125       37,978,208
-----------------------------------------------------------------------------------
  1.67%                                        11/26/04     15,476       15,414,259
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  3.25%                                        11/15/04     39,000       39,163,611
===================================================================================
                                                                        289,247,183
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-7.51%

Unsec. Bonds,
  1.46%                                        11/17/04   $ 25,000   $   25,000,000
-----------------------------------------------------------------------------------
  1.47%                                        02/28/05     16,000       16,000,000
-----------------------------------------------------------------------------------
  1.50%                                        03/01/05     20,000       20,000,000
-----------------------------------------------------------------------------------
  1.31%                                        04/22/05     30,000       30,000,000
-----------------------------------------------------------------------------------
  1.30%                                        04/27/05     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.56%                                        05/20/05     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.53%(c)                                     01/05/05     25,000       24,999,567
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.44%(c)                                     03/15/05     28,000       27,997,744
-----------------------------------------------------------------------------------
  1.42%(b)                                     10/05/05     35,000       34,980,783
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  2.13%                                        12/15/04     10,000       10,016,054
===================================================================================
                                                                        238,994,148
===================================================================================

FEDERAL FARM CREDIT BANK-0.99%

Bonds,
  1.35%                                        11/03/04     10,000       10,004,349
-----------------------------------------------------------------------------------
  3.88%                                        12/15/04     21,115       21,281,860
===================================================================================
                                                                         31,286,209
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,283,310,357)                                           1,283,310,357
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,283,310,357)                               1,283,310,357
===================================================================================

REPURCHASE AGREEMENTS-59.71%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.58%(e)                                     09/01/04     75,000       75,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.58%(f)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.58%(g)                                     09/01/04    330,897      330,897,081
-----------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  1.58%(h)                                                 250,000      250,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.58%(i)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.58%(j)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.58%(k)                                     09/01/04    142,649      142,648,562
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co.
  1.58%(l)                                     09/01/04   $150,000   $  150,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.58%(m)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.58%(n)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.58%(o)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.58%(p)                                     09/01/04     50,862       50,861,905
===================================================================================
    Total Repurchase Agreements (Cost
      $1,899,407,548)                                                 1,899,407,548
===================================================================================
TOTAL INVESTMENTS-100.05% (Cost
  $3,182,717,905)(q)                                                  3,182,717,905
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.05%)                                    (1,723,941)
===================================================================================
NET ASSETS-100.00%                                                   $3,180,993,964
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2004.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2004.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(e) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $175,007,681. Collateralized by $167,623,000 U.S. Government obligations, 2.13% to 7.25% due 02/15/05 to 05/15/30 with an aggregate market value at August 31, 2004 of $178,500,291. The amount to be received upon repurchase by the Fund is $75,003,292.
(f) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $300,013,167. Collateralized by $300,389,000 U.S. Government obligations, 0% to 7.25% due 09/09/04 to 03/15/11 with an aggregate market value at August 31, 2004 of $306,000,390. The amount to be received upon repurchase by the Fund is $150,006,583.
(g) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at August 31, 2004 of $603,437,546. The amount to be received upon repurchase by the Fund is $330,911,604.
(h) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $271,505,000 U.S. Government obligations, 0% to 8.88% due 09/24/04 to 03/15/31 with an aggregate market value at August 31, 2004 of $255,473,393.
(i) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $216,646,000 U.S. Government obligations, 5.88% to 7.25% due 01/15/10 to 03/21/11 with an aggregate market value at August 31, 2004 of $255,000,902. The amount to be received upon repurchase by the Fund is $150,006,583.

(j)
    Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $175,007,681. Collateralized by $169,084,000 U.S. Government obligations, 4.75% to 6.38% due 06/15/09 to 07/28/16 with an aggregate market value at August 31, 2004 of $178,500,861. The amount to be received upon repurchase by the Fund is $150,006,583.
(k) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $260,045,000 U.S. Government obligations, 0% due 07/26/05 with an aggregate market value at August 31, 2004 of $255,000,121. The amount to be received upon repurchase by the Fund is $142,654,823.
(l) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $250,256,000 U.S. Government obligations, 1.50% to 7.54% due 08/15/05 to 09/15/29 with an aggregate market value at August 31, 2004 of $255,000,041. The amount to be received upon repurchase by the Fund is $150,006,583.
(m) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $264,065,000 U.S. Government obligations, 0% to 9.38% due 02/01/05 to 08/04/28 with an aggregate market value at August 31, 2004 of $255,002,677. The amount to be received upon repurchase by the Fund is $150,006,583.
(n) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $235,285,000 U.S. Government obligations, 4.72% to 7.00% due 05/19/09 to 05/6/13 with an aggregate market value at August 31, 2004 of $255,004,814. The amount to be received upon repurchase by the Fund is $150,006,583.
(o) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $175,007,681. Collateralized by $785,150,000 U.S. Government obligations, 0% to 0% due 01/15/11 to 09/08/28 with an aggregate market value at August 31, 2004 of $178,502,647. The amount to be received upon repurchase by the Fund is $150,006,583.
(p) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $100,004,389. Collateralized by $100,474,000 U.S. Government obligations, 0% to 6.35% due 09/07/04 to 06/28/19 with an aggregate market value at August 31, 2004 of $102,000,064. The amount to be received upon repurchase by the Fund is $50,864,137.
(q) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost $1,283,310,357)  $ 1,283,310,357
----------------------------------------------
Repurchase agreements (cost
  $1,899,407,548)                1,899,407,548
==============================================
    Total investments (cost
      $3,182,717,905)            3,182,717,905
==============================================
Receivables for:
  Interest                           1,691,526
----------------------------------------------
  Amount due from advisor               84,621
----------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                     102,684
----------------------------------------------
Other assets                           153,193
==============================================
    Total assets                 3,184,749,929
______________________________________________
==============================================

LIABILITIES:

Payables for:
  Dividends                          3,169,000
----------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                   167,326
----------------------------------------------
Accrued distribution fees              263,797
----------------------------------------------
Accrued trustees' fees                   4,566
----------------------------------------------
Accrued transfer agent fees            101,977
----------------------------------------------
Accrued operating expenses              49,299
==============================================
    Total liabilities                3,755,965
==============================================
Net assets applicable to
  shares outstanding           $ 3,180,993,964
______________________________________________
==============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $ 3,180,835,386
----------------------------------------------
  Undistributed net
    investment income                  243,783
----------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities              (85,205)
==============================================
                               $ 3,180,993,964
______________________________________________
==============================================


NET ASSETS:

Institutional Class            $ 1,271,846,516
______________________________________________
==============================================
Private Investment Class       $   484,966,916
______________________________________________
==============================================
Personal Investment Class      $    29,147,039
______________________________________________
==============================================
Cash Management Class          $ 1,005,026,565
______________________________________________
==============================================
Reserve Class                  $     2,838,943
______________________________________________
==============================================
Resource Class                 $   387,167,985
______________________________________________
==============================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class              1,271,782,245
______________________________________________
==============================================
Private Investment Class           484,952,821
______________________________________________
==============================================
Personal Investment Class           29,145,512
______________________________________________
==============================================
Cash Management Class            1,005,000,991
______________________________________________
==============================================
Reserve Class                        2,838,425
______________________________________________
==============================================
Resource Class                     387,150,624
______________________________________________
==============================================
Net asset value, offering and
  redemption price per share
  for each class               $          1.00
______________________________________________
==============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $36,369,425
=========================================================================

EXPENSES:

Advisory fees                                                   3,175,148
-------------------------------------------------------------------------
Administrative services fees                                      595,254
-------------------------------------------------------------------------
Custodian fees                                                    142,815
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,679,508
-------------------------------------------------------------------------
  Personal Investment Class                                       220,963
-------------------------------------------------------------------------
  Cash Management Class                                           886,266
-------------------------------------------------------------------------
  Reserve Class                                                    43,610
-------------------------------------------------------------------------
  Resource Class                                                  770,719
-------------------------------------------------------------------------
Transfer agent fees                                               549,807
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             59,941
-------------------------------------------------------------------------
Other                                                             358,163
=========================================================================
    Total expenses                                              9,482,194
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,538,458)
=========================================================================
    Net expenses                                                6,943,736
=========================================================================
Net investment income                                          29,425,689
=========================================================================
Net realized gain (loss) from investment securities               (11,053)
=========================================================================
Net increase in net assets resulting from operations          $29,414,636
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   29,425,689    $   40,002,788
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (11,053)           12,329
==============================================================================================
    Net increase in net assets resulting from operations          29,414,636        40,015,117
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (13,677,122)      (24,118,552)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (3,865,233)       (3,307,022)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (140,574)         (144,023)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (8,369,915)       (8,949,581)
----------------------------------------------------------------------------------------------
  Reserve Class                                                       (6,151)          (24,422)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (3,366,694)       (3,459,188)
==============================================================================================
    Decrease in net assets resulting from distributions          (29,425,689)      (40,002,788)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (231,876,703)     (121,014,268)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (18,397,524)      221,372,260
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        8,015,254        (2,661,304)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          264,197,055       187,010,362
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,326,568)       (3,716,885)
----------------------------------------------------------------------------------------------
  Resource Class                                                  15,740,626        60,736,321
==============================================================================================
    Net increase in net assets resulting from share
      transactions                                                36,352,140       341,726,486
==============================================================================================
    Net increase in net assets                                    36,341,087       341,738,815
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,144,652,877     2,802,914,062
==============================================================================================
  End of year (including undistributed net investment income of $243,783
    and $35,232 for 2004 and 2003, respectively).             $3,180,993,964    $3,144,652,877
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission (SEC), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% of net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above:
(i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $1,069,542.

    For the period ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $1,123 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses, along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $595,254 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $473,014 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,607,705, $162,039, $709,013, $37,941 and $616,575, respectively, after FMC waived Plan fees of $1,071,803, $58,924, $177,253, $5,669 and $154,144, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $11,764 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $29,425,689    $40,002,788
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                     2004
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      363,129
------------------------------------------------------------------------------
Temporary book/tax differences                                        (119,346)
------------------------------------------------------------------------------
Capital loss carryforward                                              (74,152)
------------------------------------------------------------------------------
Post-October capital loss deferral                                     (11,053)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,180,835,386
==============================================================================
    Total net assets                                            $3,180,993,964
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited based on the results of future transactions under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2004 which expires as follows:

                                                              CAPITAL LOSS
                         EXPIRATION                           CARRYFORWARD*
---------------------------------------------------------------------------
August 31, 2012                                                  $74,152
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications on August 31, 2004, undistributed net investment income was increased by $208,551 and undistributed net realized gain was decreased by $208,551. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                    CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                 ------------------------------------------------------------------------
                                                2004                                  2003
                                 ----------------------------------    ----------------------------------
                                     SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             23,890,333,792    $23,890,333,792     14,972,106,726    $14,972,106,726
---------------------------------------------------------------------------------------------------------
  Private Investment Class         2,585,408,773      2,585,408,773      1,587,921,767      1,587,921,767
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          464,895,117        464,895,117        214,329,634        214,329,634
---------------------------------------------------------------------------------------------------------
  Cash Management Class            8,499,877,511      8,499,877,511      6,305,834,137      6,305,834,137
---------------------------------------------------------------------------------------------------------
  Reserve Class                       95,748,163         95,748,163         75,893,471         75,893,471
---------------------------------------------------------------------------------------------------------
  Resource Class                   2,452,588,122      2,452,588,122      2,401,082,565      2,401,082,565
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                  4,258,038          4,258,038          7,283,525          7,283,525
---------------------------------------------------------------------------------------------------------
  Private Investment Class             1,651,889          1,651,889          2,063,336          2,063,336
---------------------------------------------------------------------------------------------------------
  Personal Investment Class                2,426              2,426             13,536             13,536
---------------------------------------------------------------------------------------------------------
  Cash Management Class                6,452,170          6,452,170          6,721,338          6,721,338
---------------------------------------------------------------------------------------------------------
  Reserve Class                            3,150              3,150             16,248             16,248
---------------------------------------------------------------------------------------------------------
  Resource Class                       1,959,022          1,959,022          2,326,289          2,326,289
=========================================================================================================
Reacquired:
  Institutional Class            (24,126,468,533)   (24,126,468,533)   (15,100,404,519)   (15,100,404,519)
---------------------------------------------------------------------------------------------------------
  Private Investment Class        (2,605,458,186)    (2,605,458,186)    (1,368,612,843)    (1,368,612,843)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class         (456,882,289)      (456,882,289)      (217,004,474)      (217,004,474)
---------------------------------------------------------------------------------------------------------
  Cash Management Class           (8,242,132,626)    (8,242,132,626)    (6,125,545,113)    (6,125,545,113)
---------------------------------------------------------------------------------------------------------
  Reserve Class                      (97,077,881)       (97,077,881)       (79,626,604)       (79,626,604)
---------------------------------------------------------------------------------------------------------
  Resource Class                  (2,438,806,518)    (2,438,806,518)    (2,342,672,533)    (2,342,672,533)
=========================================================================================================
                                      36,352,140    $    36,352,140        341,726,486    $   341,726,486
_________________________________________________________________________________________________________
=========================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19.77% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
       11.81% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         CASH MANAGEMENT CLASS
                                     -------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                     -------------------------------------------------------------
                                        2004            2003        2002        2001        2000
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $     1.00       $   1.00    $   1.00    $   1.00    $   1.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.01           0.01        0.02        0.05        0.06
--------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                  (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
==================================================================================================
Net asset value, end of period       $     1.00       $   1.00    $   1.00    $   1.00    $   1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                            0.95%          1.22%       2.01%       5.38%       5.95%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $1,005,027       $740,833    $553,821    $407,924    $223,495
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         0.20%(b)       0.20%       0.20%       0.17%       0.15%
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements                 0.25%(b)       0.25%       0.25%       0.25%       0.27%
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to
  average net assets                       0.95%(b)       1.20%       1.93%       5.06%       5.94%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $886,266,134.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         INSTITUTIONAL CLASS
                                  -----------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------------
                                     2004             2003          2002         2001        2000
---------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $     1.00       $     1.00    $     1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                 0.01             0.01          0.02        0.05        0.06
---------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                    (0.01)           (0.01)        (0.02)      (0.05)      (0.06)
===================================================================================================
Net asset value, end of period    $     1.00       $     1.00    $     1.00    $   1.00    $   1.00
___________________________________________________________________________________________________
===================================================================================================
Total return(a)                         1.03%            1.30%         2.09%       5.47%       6.03%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $1,271,847       $1,503,729    $1,624,735    $737,168    $399,390
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    expense reimbursements              0.12%(b)         0.12%         0.12%       0.09%       0.07%
---------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements              0.15%(b)         0.15%         0.15%       0.15%       0.17%
___________________________________________________________________________________________________
===================================================================================================
Ratio of net investment income
  to average net assets                 1.03%(b)         1.28%         2.01%       5.14%       6.02%
___________________________________________________________________________________________________
===================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,333,798,108.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                   PERSONAL INVESTMENT CLASS
                                ---------------------------------------------------------------
                                                                               JANUARY 31, 2000
                                                                                 (DATE SALES
                                           YEAR ENDED AUGUST 31,                COMMENCED) TO
                                -------------------------------------------       AUGUST 31,
                                 2004          2003       2002       2001            2000
-----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $  1.00       $  1.00    $  1.00    $  1.00        $  1.00
-----------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income            0.01          0.01       0.02(a)    0.05           0.03
-----------------------------------------------------------------------------------------------
Less dividends from net
  investment income               (0.01)        (0.01)     (0.02)     (0.05)         (0.03)
===============================================================================================
Net asset value, end of period  $  1.00       $  1.00    $  1.00    $  1.00        $  1.00
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                    0.48%         0.74%      1.58%      4.94%          3.38%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $29,147       $21,132    $23,793    $24,985        $14,426
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements         0.67%(c)      0.67%      0.62%      0.59%          0.57%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements         0.90%(c)      0.90%      0.90%      0.90%          0.92%(d)
_______________________________________________________________________________________________
===============================================================================================
Ratio of net investment income
  to average net assets            0.48%(c)      0.73%      1.51%      4.64%          5.52%(d)
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $29,461,713.
(d)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PRIVATE INVESTMENT CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.06
-------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.73%          0.99%       1.78%       5.15%       5.71%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $484,967       $503,365    $281,993    $254,318    $109,496
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.42%(b)       0.42%       0.42%       0.39%       0.37%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.65%(b)       0.65%       0.65%       0.65%       0.67%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.73%(b)       0.98%       1.71%       4.84%       5.72%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $535,901,634.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                          RESERVE CLASS
                                    ---------------------------------------------------------
                                                                                 JANUARY 26,
                                                                                    2000
                                                                                 (DATE SALES
                                             YEARS ENDED AUGUST 31,             COMMENCED) TO
                                    ----------------------------------------     AUGUST 31,
                                     2004         2003       2002      2001         2000
---------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $ 1.00       $  1.00    $ 1.00    $ 1.00       $ 1.00
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income               0.00         0.004      0.01      0.05         0.03
---------------------------------------------------------------------------------------------
Less dividends from net investment
  income                             (0.00)       (0.004)    (0.01)    (0.05)       (0.03)
=============================================================================================
Net asset value, end of period      $ 1.00       $  1.00    $ 1.00    $ 1.00       $ 1.00
_____________________________________________________________________________________________
=============================================================================================
Total return(a)                       0.15%         0.43%     1.27%     4.63%        3.27%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $2,839       $ 4,166    $7,882    $7,516       $2,662
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                    0.99%(b)      0.98%     0.92%     0.89%        0.87%(c)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements            1.15%(b)      1.15%     1.15%     1.15%        1.17%(c)
_____________________________________________________________________________________________
=============================================================================================
Ratio of net investment income to
  average net assets                  0.16%(b)      0.42%     1.21%     4.34%        5.22%(c)
_____________________________________________________________________________________________
=============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $4,361,033.
(c)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                            RESOURCE CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.06
-------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.87%          1.13%       1.92%       5.30%       5.86%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $387,168       $371,428    $310,690    $293,644    $233,620
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.28%(b)       0.28%       0.28%       0.25%       0.23%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.35%(b)       0.35%       0.35%       0.35%       0.37%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.87%(b)       1.12%       1.85%       4.98%       5.86%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $385,359,266.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing


  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing


  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the

AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Government & Agency Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government & Agency Portfolio ("Fund"), an investment portfolio of Short-Term Investments Trust ("Trust"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr. .........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D. ...........................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

                         ANNUAL REPORT / AUGUST 31, 2004

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                          GOVERNMENT & AGENCY PORTFOLIO

                               INSTITUTIONAL CLASS

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

GAP-AR-1

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--Registered Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P
                    500--Registered Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust Government & Agency Portfolio's Institutional Class were 1.42% and 1.35%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 24- to 52-day range; at the close of the reporting period, the WAM stood at 31 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any

========================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                               63.9%

8-30                              3.7

31-60                             6.2

61-90                            19.2

91-150                            2.3

151-210                           1.9

211+                              2.8

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================



                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                                                                     (continued)
sudden rise in market yields. At the close of the fiscal year, net assets of the Institutional Class stood at $1.3 billion.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm-G from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



================================================================================
       The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMinvestments.com FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

=============================================================================================
                                                                           HYPOTHETICAL
                                               ACTUAL                   (5% ANNUAL RETURN
                                                                         BEFORE EXPENSES)

                     BEGINNING         ENDING         EXPENSES       ENDING         EXPENSES
                   ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING   ACCOUNT VALUE   PAID DURING
                    (03/01/04)      (08/31/04)(1)     PERIOD(2)    (08/31/04)       PERIOD(2)
INSTITUTIONAL        $1,000.00        $1,005.40        $0.60        $1,024.53        $0.61

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.54% for Institutional class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.12% for Institutional class shares) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
=============================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-40.34%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-22.75%

Unsec. Disc. Notes,(a)
  1.35%                                        09/13/04   $ 15,000   $   14,993,275
-----------------------------------------------------------------------------------
  1.36%                                        09/17/04     25,000       24,984,889
-----------------------------------------------------------------------------------
  1.52%                                        10/20/04     50,000       49,896,555
-----------------------------------------------------------------------------------
  1.54%                                        11/03/04     35,000       34,905,675
-----------------------------------------------------------------------------------
  1.41%                                        11/10/04    289,000      288,111,700
-----------------------------------------------------------------------------------
  1.59%                                        11/12/04     11,900       11,862,158
-----------------------------------------------------------------------------------
  1.50%                                        11/22/04     75,000       74,744,319
-----------------------------------------------------------------------------------
  1.29%                                        12/01/04     17,000       16,944,566
-----------------------------------------------------------------------------------
  1.07%                                        12/10/04     25,000       24,925,694
-----------------------------------------------------------------------------------
  1.15%                                        03/04/05     25,000       24,852,417
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  1.56%(b)                                     01/28/05     25,000       24,997,442
-----------------------------------------------------------------------------------
  1.49%(c)                                     03/23/05     25,000       24,997,205
-----------------------------------------------------------------------------------
Unsec. Floating Rate Notes,
  1.57%(d)                                     04/28/05     50,000       49,995,053
-----------------------------------------------------------------------------------
  1.62%(d)                                     05/10/05     50,000       50,000,000
-----------------------------------------------------------------------------------
Unsec. Notes,
  1.93%                                        05/20/05      7,550        7,571,869
===================================================================================
                                                                        723,782,817
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-9.09%

Unsec. Disc. Notes,(a)
  1.54%                                        10/01/04    100,000       99,871,667
-----------------------------------------------------------------------------------
  1.54%                                        10/04/04     23,150       23,117,320
-----------------------------------------------------------------------------------
  1.58%                                        11/15/04     50,000       49,835,417
-----------------------------------------------------------------------------------
  1.60%                                        11/22/04     23,954       23,866,701
-----------------------------------------------------------------------------------
  1.67%                                        11/23/04     38,125       37,978,208
-----------------------------------------------------------------------------------
  1.67%                                        11/26/04     15,476       15,414,259
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  3.25%                                        11/15/04     39,000       39,163,611
===================================================================================
                                                                        289,247,183
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-7.51%

Unsec. Bonds,
  1.46%                                        11/17/04   $ 25,000   $   25,000,000
-----------------------------------------------------------------------------------
  1.47%                                        02/28/05     16,000       16,000,000
-----------------------------------------------------------------------------------
  1.50%                                        03/01/05     20,000       20,000,000
-----------------------------------------------------------------------------------
  1.31%                                        04/22/05     30,000       30,000,000
-----------------------------------------------------------------------------------
  1.30%                                        04/27/05     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.56%                                        05/20/05     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.53%(c)                                     01/05/05     25,000       24,999,567
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.44%(c)                                     03/15/05     28,000       27,997,744
-----------------------------------------------------------------------------------
  1.42%(b)                                     10/05/05     35,000       34,980,783
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  2.13%                                        12/15/04     10,000       10,016,054
===================================================================================
                                                                        238,994,148
===================================================================================

FEDERAL FARM CREDIT BANK-0.99%

Bonds,
  1.35%                                        11/03/04     10,000       10,004,349
-----------------------------------------------------------------------------------
  3.88%                                        12/15/04     21,115       21,281,860
===================================================================================
                                                                         31,286,209
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,283,310,357)                                           1,283,310,357
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,283,310,357)                               1,283,310,357
===================================================================================

REPURCHASE AGREEMENTS-59.71%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.58%(e)                                     09/01/04     75,000       75,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.58%(f)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.58%(g)                                     09/01/04    330,897      330,897,081
-----------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  1.58%(h)                                                 250,000      250,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.58%(i)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.58%(j)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.58%(k)                                     09/01/04    142,649      142,648,562
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co.
  1.58%(l)                                     09/01/04   $150,000   $  150,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.58%(m)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.58%(n)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.58%(o)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.58%(p)                                     09/01/04     50,862       50,861,905
===================================================================================
    Total Repurchase Agreements (Cost
      $1,899,407,548)                                                 1,899,407,548
===================================================================================
TOTAL INVESTMENTS-100.05% (Cost
  $3,182,717,905)(q)                                                  3,182,717,905
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.05%)                                    (1,723,941)
===================================================================================
NET ASSETS-100.00%                                                   $3,180,993,964
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2004.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2004.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(e) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $175,007,681. Collateralized by $167,623,000 U.S. Government obligations, 2.13% to 7.25% due 02/15/05 to 05/15/30 with an aggregate market value at August 31, 2004 of $178,500,291. The amount to be received upon repurchase by the Fund is $75,003,292.
(f) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $300,013,167. Collateralized by $300,389,000 U.S. Government obligations, 0% to 7.25% due 09/09/04 to 03/15/11 with an aggregate market value at August 31, 2004 of $306,000,390. The amount to be received upon repurchase by the Fund is $150,006,583.
(g) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at August 31, 2004 of $603,437,546. The amount to be received upon repurchase by the Fund is $330,911,604.
(h) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $271,505,000 U.S. Government obligations, 0% to 8.88% due 09/24/04 to 03/15/31 with an aggregate market value at August 31, 2004 of $255,473,393.
(i) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $216,646,000 U.S. Government obligations, 5.88% to 7.25% due 01/15/10 to 03/21/11 with an aggregate market value at August 31, 2004 of $255,000,902. The amount to be received upon repurchase by the Fund is $150,006,583.

(j)
    Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $175,007,681. Collateralized by $169,084,000 U.S. Government obligations, 4.75% to 6.38% due 06/15/09 to 07/28/16 with an aggregate market value at August 31, 2004 of $178,500,861. The amount to be received upon repurchase by the Fund is $150,006,583.
(k) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $260,045,000 U.S. Government obligations, 0% due 07/26/05 with an aggregate market value at August 31, 2004 of $255,000,121. The amount to be received upon repurchase by the Fund is $142,654,823.
(l) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $250,256,000 U.S. Government obligations, 1.50% to 7.54% due 08/15/05 to 09/15/29 with an aggregate market value at August 31, 2004 of $255,000,041. The amount to be received upon repurchase by the Fund is $150,006,583.
(m) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $264,065,000 U.S. Government obligations, 0% to 9.38% due 02/01/05 to 08/04/28 with an aggregate market value at August 31, 2004 of $255,002,677. The amount to be received upon repurchase by the Fund is $150,006,583.
(n) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $235,285,000 U.S. Government obligations, 4.72% to 7.00% due 05/19/09 to 05/6/13 with an aggregate market value at August 31, 2004 of $255,004,814. The amount to be received upon repurchase by the Fund is $150,006,583.
(o) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $175,007,681. Collateralized by $785,150,000 U.S. Government obligations, 0% to 0% due 01/15/11 to 09/08/28 with an aggregate market value at August 31, 2004 of $178,502,647. The amount to be received upon repurchase by the Fund is $150,006,583.
(p) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $100,004,389. Collateralized by $100,474,000 U.S. Government obligations, 0% to 6.35% due 09/07/04 to 06/28/19 with an aggregate market value at August 31, 2004 of $102,000,064. The amount to be received upon repurchase by the Fund is $50,864,137.
(q) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost $1,283,310,357)  $ 1,283,310,357
----------------------------------------------
Repurchase agreements (cost
  $1,899,407,548)                1,899,407,548
==============================================
    Total investments (cost
      $3,182,717,905)            3,182,717,905
==============================================
Receivables for:
  Interest                           1,691,526
----------------------------------------------
  Amount due from advisor               84,621
----------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                     102,684
----------------------------------------------
Other assets                           153,193
==============================================
    Total assets                 3,184,749,929
______________________________________________
==============================================

LIABILITIES:

Payables for:
  Dividends                          3,169,000
----------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                   167,326
----------------------------------------------
Accrued distribution fees              263,797
----------------------------------------------
Accrued trustees' fees                   4,566
----------------------------------------------
Accrued transfer agent fees            101,977
----------------------------------------------
Accrued operating expenses              49,299
==============================================
    Total liabilities                3,755,965
==============================================
Net assets applicable to
  shares outstanding           $ 3,180,993,964
______________________________________________
==============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $ 3,180,835,386
----------------------------------------------
  Undistributed net
    investment income                  243,783
----------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities              (85,205)
==============================================
                               $ 3,180,993,964
______________________________________________
==============================================


NET ASSETS:

Institutional Class            $ 1,271,846,516
______________________________________________
==============================================
Private Investment Class       $   484,966,916
______________________________________________
==============================================
Personal Investment Class      $    29,147,039
______________________________________________
==============================================
Cash Management Class          $ 1,005,026,565
______________________________________________
==============================================
Reserve Class                  $     2,838,943
______________________________________________
==============================================
Resource Class                 $   387,167,985
______________________________________________
==============================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class              1,271,782,245
______________________________________________
==============================================
Private Investment Class           484,952,821
______________________________________________
==============================================
Personal Investment Class           29,145,512
______________________________________________
==============================================
Cash Management Class            1,005,000,991
______________________________________________
==============================================
Reserve Class                        2,838,425
______________________________________________
==============================================
Resource Class                     387,150,624
______________________________________________
==============================================
Net asset value, offering and
  redemption price per share
  for each class               $          1.00
______________________________________________
==============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $36,369,425
=========================================================================

EXPENSES:

Advisory fees                                                   3,175,148
-------------------------------------------------------------------------
Administrative services fees                                      595,254
-------------------------------------------------------------------------
Custodian fees                                                    142,815
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,679,508
-------------------------------------------------------------------------
  Personal Investment Class                                       220,963
-------------------------------------------------------------------------
  Cash Management Class                                           886,266
-------------------------------------------------------------------------
  Reserve Class                                                    43,610
-------------------------------------------------------------------------
  Resource Class                                                  770,719
-------------------------------------------------------------------------
Transfer agent fees                                               549,807
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             59,941
-------------------------------------------------------------------------
Other                                                             358,163
=========================================================================
    Total expenses                                              9,482,194
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,538,458)
=========================================================================
    Net expenses                                                6,943,736
=========================================================================
Net investment income                                          29,425,689
=========================================================================
Net realized gain (loss) from investment securities               (11,053)
=========================================================================
Net increase in net assets resulting from operations          $29,414,636
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   29,425,689    $   40,002,788
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (11,053)           12,329
==============================================================================================
    Net increase in net assets resulting from operations          29,414,636        40,015,117
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (13,677,122)      (24,118,552)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (3,865,233)       (3,307,022)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (140,574)         (144,023)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (8,369,915)       (8,949,581)
----------------------------------------------------------------------------------------------
  Reserve Class                                                       (6,151)          (24,422)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (3,366,694)       (3,459,188)
==============================================================================================
    Decrease in net assets resulting from distributions          (29,425,689)      (40,002,788)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (231,876,703)     (121,014,268)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (18,397,524)      221,372,260
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        8,015,254        (2,661,304)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          264,197,055       187,010,362
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,326,568)       (3,716,885)
----------------------------------------------------------------------------------------------
  Resource Class                                                  15,740,626        60,736,321
==============================================================================================
    Net increase in net assets resulting from share
      transactions                                                36,352,140       341,726,486
==============================================================================================
    Net increase in net assets                                    36,341,087       341,738,815
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,144,652,877     2,802,914,062
==============================================================================================
  End of year (including undistributed net investment income of $243,783
    and $35,232 for 2004 and 2003, respectively).             $3,180,993,964    $3,144,652,877
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission (SEC), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% of net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above:
(i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $1,069,542.

    For the period ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $1,123 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses, along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $595,254 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $473,014 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,607,705, $162,039, $709,013, $37,941 and $616,575, respectively, after FMC waived Plan fees of $1,071,803, $58,924, $177,253, $5,669 and $154,144, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $11,764 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $29,425,689    $40,002,788
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                     2004
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      363,129
------------------------------------------------------------------------------
Temporary book/tax differences                                        (119,346)
------------------------------------------------------------------------------
Capital loss carryforward                                              (74,152)
------------------------------------------------------------------------------
Post-October capital loss deferral                                     (11,053)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,180,835,386
==============================================================================
    Total net assets                                            $3,180,993,964
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited based on the results of future transactions under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2004 which expires as follows:

                                                              CAPITAL LOSS
                         EXPIRATION                           CARRYFORWARD*
---------------------------------------------------------------------------
August 31, 2012                                                  $74,152
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications on August 31, 2004, undistributed net investment income was increased by $208,551 and undistributed net realized gain was decreased by $208,551. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                    CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                 ------------------------------------------------------------------------
                                                2004                                  2003
                                 ----------------------------------    ----------------------------------
                                     SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             23,890,333,792    $23,890,333,792     14,972,106,726    $14,972,106,726
---------------------------------------------------------------------------------------------------------
  Private Investment Class         2,585,408,773      2,585,408,773      1,587,921,767      1,587,921,767
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          464,895,117        464,895,117        214,329,634        214,329,634
---------------------------------------------------------------------------------------------------------
  Cash Management Class            8,499,877,511      8,499,877,511      6,305,834,137      6,305,834,137
---------------------------------------------------------------------------------------------------------
  Reserve Class                       95,748,163         95,748,163         75,893,471         75,893,471
---------------------------------------------------------------------------------------------------------
  Resource Class                   2,452,588,122      2,452,588,122      2,401,082,565      2,401,082,565
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                  4,258,038          4,258,038          7,283,525          7,283,525
---------------------------------------------------------------------------------------------------------
  Private Investment Class             1,651,889          1,651,889          2,063,336          2,063,336
---------------------------------------------------------------------------------------------------------
  Personal Investment Class                2,426              2,426             13,536             13,536
---------------------------------------------------------------------------------------------------------
  Cash Management Class                6,452,170          6,452,170          6,721,338          6,721,338
---------------------------------------------------------------------------------------------------------
  Reserve Class                            3,150              3,150             16,248             16,248
---------------------------------------------------------------------------------------------------------
  Resource Class                       1,959,022          1,959,022          2,326,289          2,326,289
=========================================================================================================
Reacquired:
  Institutional Class            (24,126,468,533)   (24,126,468,533)   (15,100,404,519)   (15,100,404,519)
---------------------------------------------------------------------------------------------------------
  Private Investment Class        (2,605,458,186)    (2,605,458,186)    (1,368,612,843)    (1,368,612,843)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class         (456,882,289)      (456,882,289)      (217,004,474)      (217,004,474)
---------------------------------------------------------------------------------------------------------
  Cash Management Class           (8,242,132,626)    (8,242,132,626)    (6,125,545,113)    (6,125,545,113)
---------------------------------------------------------------------------------------------------------
  Reserve Class                      (97,077,881)       (97,077,881)       (79,626,604)       (79,626,604)
---------------------------------------------------------------------------------------------------------
  Resource Class                  (2,438,806,518)    (2,438,806,518)    (2,342,672,533)    (2,342,672,533)
=========================================================================================================
                                      36,352,140    $    36,352,140        341,726,486    $   341,726,486
_________________________________________________________________________________________________________
=========================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19.77% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
       11.81% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         CASH MANAGEMENT CLASS
                                     -------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                     -------------------------------------------------------------
                                        2004            2003        2002        2001        2000
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $     1.00       $   1.00    $   1.00    $   1.00    $   1.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.01           0.01        0.02        0.05        0.06
--------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                  (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
==================================================================================================
Net asset value, end of period       $     1.00       $   1.00    $   1.00    $   1.00    $   1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                            0.95%          1.22%       2.01%       5.38%       5.95%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $1,005,027       $740,833    $553,821    $407,924    $223,495
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         0.20%(b)       0.20%       0.20%       0.17%       0.15%
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements                 0.25%(b)       0.25%       0.25%       0.25%       0.27%
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to
  average net assets                       0.95%(b)       1.20%       1.93%       5.06%       5.94%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $886,266,134.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         INSTITUTIONAL CLASS
                                  -----------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------------
                                     2004             2003          2002         2001        2000
---------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $     1.00       $     1.00    $     1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                 0.01             0.01          0.02        0.05        0.06
---------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                    (0.01)           (0.01)        (0.02)      (0.05)      (0.06)
===================================================================================================
Net asset value, end of period    $     1.00       $     1.00    $     1.00    $   1.00    $   1.00
___________________________________________________________________________________________________
===================================================================================================
Total return(a)                         1.03%            1.30%         2.09%       5.47%       6.03%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $1,271,847       $1,503,729    $1,624,735    $737,168    $399,390
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    expense reimbursements              0.12%(b)         0.12%         0.12%       0.09%       0.07%
---------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements              0.15%(b)         0.15%         0.15%       0.15%       0.17%
___________________________________________________________________________________________________
===================================================================================================
Ratio of net investment income
  to average net assets                 1.03%(b)         1.28%         2.01%       5.14%       6.02%
___________________________________________________________________________________________________
===================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,333,798,108.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                   PERSONAL INVESTMENT CLASS
                                ---------------------------------------------------------------
                                                                               JANUARY 31, 2000
                                                                                 (DATE SALES
                                           YEAR ENDED AUGUST 31,                COMMENCED) TO
                                -------------------------------------------       AUGUST 31,
                                 2004          2003       2002       2001            2000
-----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $  1.00       $  1.00    $  1.00    $  1.00        $  1.00
-----------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income            0.01          0.01       0.02(a)    0.05           0.03
-----------------------------------------------------------------------------------------------
Less dividends from net
  investment income               (0.01)        (0.01)     (0.02)     (0.05)         (0.03)
===============================================================================================
Net asset value, end of period  $  1.00       $  1.00    $  1.00    $  1.00        $  1.00
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                    0.48%         0.74%      1.58%      4.94%          3.38%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $29,147       $21,132    $23,793    $24,985        $14,426
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements         0.67%(c)      0.67%      0.62%      0.59%          0.57%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements         0.90%(c)      0.90%      0.90%      0.90%          0.92%(d)
_______________________________________________________________________________________________
===============================================================================================
Ratio of net investment income
  to average net assets            0.48%(c)      0.73%      1.51%      4.64%          5.52%(d)
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $29,461,713.
(d)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PRIVATE INVESTMENT CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.06
-------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.73%          0.99%       1.78%       5.15%       5.71%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $484,967       $503,365    $281,993    $254,318    $109,496
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.42%(b)       0.42%       0.42%       0.39%       0.37%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.65%(b)       0.65%       0.65%       0.65%       0.67%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.73%(b)       0.98%       1.71%       4.84%       5.72%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $535,901,634.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                          RESERVE CLASS
                                    ---------------------------------------------------------
                                                                                 JANUARY 26,
                                                                                    2000
                                                                                 (DATE SALES
                                             YEARS ENDED AUGUST 31,             COMMENCED) TO
                                    ----------------------------------------     AUGUST 31,
                                     2004         2003       2002      2001         2000
---------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $ 1.00       $  1.00    $ 1.00    $ 1.00       $ 1.00
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income               0.00         0.004      0.01      0.05         0.03
---------------------------------------------------------------------------------------------
Less dividends from net investment
  income                             (0.00)       (0.004)    (0.01)    (0.05)       (0.03)
=============================================================================================
Net asset value, end of period      $ 1.00       $  1.00    $ 1.00    $ 1.00       $ 1.00
_____________________________________________________________________________________________
=============================================================================================
Total return(a)                       0.15%         0.43%     1.27%     4.63%        3.27%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $2,839       $ 4,166    $7,882    $7,516       $2,662
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                    0.99%(b)      0.98%     0.92%     0.89%        0.87%(c)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements            1.15%(b)      1.15%     1.15%     1.15%        1.17%(c)
_____________________________________________________________________________________________
=============================================================================================
Ratio of net investment income to
  average net assets                  0.16%(b)      0.42%     1.21%     4.34%        5.22%(c)
_____________________________________________________________________________________________
=============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $4,361,033.
(c)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                            RESOURCE CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.06
-------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.87%          1.13%       1.92%       5.30%       5.86%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $387,168       $371,428    $310,690    $293,644    $233,620
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.28%(b)       0.28%       0.28%       0.25%       0.23%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.35%(b)       0.35%       0.35%       0.35%       0.37%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.87%(b)       1.12%       1.85%       4.98%       5.86%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $385,359,266.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing


  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing


  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the

AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Government & Agency Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government & Agency Portfolio ("Fund"), an investment portfolio of Short-Term Investments Trust ("Trust"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr. .........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D. ...........................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

                         ANNUAL REPORT / AUGUST 31, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                          GOVERNMENT & AGENCY PORTFOLIO

                            PERSONAL INVESTMENT CLASS


A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

GAP-AR-5

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--Registered Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P
                    500--Registered Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust Government & Agency Portfolio's Personal Investment Class were 0.87% and 0.80%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 24- to 52-day range; at the close of the reporting period, the WAM stood at 31 days. The portfolio continued to maintain a


========================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              63.9%

8-30                              3.7

31-60                             6.2

61-90                            19.2

91-150                            2.3

151-210                           1.9

211+                              2.8

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                                                                     (continued)
relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Personal Investment Class stood at $29.1 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm-G from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. Fund shares are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other investment agency.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



================================================================================
       The views and opinions expressed in this letter are those of A I M
      Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMinvestments.com FOR THE MOST RECENT MONTH-END PERFORMANCE.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

============================================================================================
                                                                           HYPOTHETICAL
                                              ACTUAL                    (5% ANNUAL RETURN
                                                                         BEFORE EXPENSES)

                    BEGINNING          ENDING       EXPENSES       ENDING          EXPENSES
                  ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING  ACCOUNT VALUE    PAID DURING
                    (03/01/04)     (08/31/04)(1)    PERIOD(2)     (08/31/04)       PERIOD(2)
PERSONAL
INVESTMENT          $1,000.00        $1,002.60        $3.37       $1,021.77         $3.40


(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.26% for Personal Investment
class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.67% for Personal Investment class shares) multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period).
============================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-40.34%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-22.75%

Unsec. Disc. Notes,(a)
  1.35%                                        09/13/04   $ 15,000   $   14,993,275
-----------------------------------------------------------------------------------
  1.36%                                        09/17/04     25,000       24,984,889
-----------------------------------------------------------------------------------
  1.52%                                        10/20/04     50,000       49,896,555
-----------------------------------------------------------------------------------
  1.54%                                        11/03/04     35,000       34,905,675
-----------------------------------------------------------------------------------
  1.41%                                        11/10/04    289,000      288,111,700
-----------------------------------------------------------------------------------
  1.59%                                        11/12/04     11,900       11,862,158
-----------------------------------------------------------------------------------
  1.50%                                        11/22/04     75,000       74,744,319
-----------------------------------------------------------------------------------
  1.29%                                        12/01/04     17,000       16,944,566
-----------------------------------------------------------------------------------
  1.07%                                        12/10/04     25,000       24,925,694
-----------------------------------------------------------------------------------
  1.15%                                        03/04/05     25,000       24,852,417
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  1.56%(b)                                     01/28/05     25,000       24,997,442
-----------------------------------------------------------------------------------
  1.49%(c)                                     03/23/05     25,000       24,997,205
-----------------------------------------------------------------------------------
Unsec. Floating Rate Notes,
  1.57%(d)                                     04/28/05     50,000       49,995,053
-----------------------------------------------------------------------------------
  1.62%(d)                                     05/10/05     50,000       50,000,000
-----------------------------------------------------------------------------------
Unsec. Notes,
  1.93%                                        05/20/05      7,550        7,571,869
===================================================================================
                                                                        723,782,817
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-9.09%

Unsec. Disc. Notes,(a)
  1.54%                                        10/01/04    100,000       99,871,667
-----------------------------------------------------------------------------------
  1.54%                                        10/04/04     23,150       23,117,320
-----------------------------------------------------------------------------------
  1.58%                                        11/15/04     50,000       49,835,417
-----------------------------------------------------------------------------------
  1.60%                                        11/22/04     23,954       23,866,701
-----------------------------------------------------------------------------------
  1.67%                                        11/23/04     38,125       37,978,208
-----------------------------------------------------------------------------------
  1.67%                                        11/26/04     15,476       15,414,259
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  3.25%                                        11/15/04     39,000       39,163,611
===================================================================================
                                                                        289,247,183
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-7.51%

Unsec. Bonds,
  1.46%                                        11/17/04   $ 25,000   $   25,000,000
-----------------------------------------------------------------------------------
  1.47%                                        02/28/05     16,000       16,000,000
-----------------------------------------------------------------------------------
  1.50%                                        03/01/05     20,000       20,000,000
-----------------------------------------------------------------------------------
  1.31%                                        04/22/05     30,000       30,000,000
-----------------------------------------------------------------------------------
  1.30%                                        04/27/05     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.56%                                        05/20/05     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.53%(c)                                     01/05/05     25,000       24,999,567
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.44%(c)                                     03/15/05     28,000       27,997,744
-----------------------------------------------------------------------------------
  1.42%(b)                                     10/05/05     35,000       34,980,783
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  2.13%                                        12/15/04     10,000       10,016,054
===================================================================================
                                                                        238,994,148
===================================================================================

FEDERAL FARM CREDIT BANK-0.99%

Bonds,
  1.35%                                        11/03/04     10,000       10,004,349
-----------------------------------------------------------------------------------
  3.88%                                        12/15/04     21,115       21,281,860
===================================================================================
                                                                         31,286,209
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,283,310,357)                                           1,283,310,357
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,283,310,357)                               1,283,310,357
===================================================================================

REPURCHASE AGREEMENTS-59.71%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.58%(e)                                     09/01/04     75,000       75,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.58%(f)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.58%(g)                                     09/01/04    330,897      330,897,081
-----------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  1.58%(h)                                                 250,000      250,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.58%(i)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.58%(j)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.58%(k)                                     09/01/04    142,649      142,648,562
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co.
  1.58%(l)                                     09/01/04   $150,000   $  150,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.58%(m)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.58%(n)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.58%(o)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.58%(p)                                     09/01/04     50,862       50,861,905
===================================================================================
    Total Repurchase Agreements (Cost
      $1,899,407,548)                                                 1,899,407,548
===================================================================================
TOTAL INVESTMENTS-100.05% (Cost
  $3,182,717,905)(q)                                                  3,182,717,905
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.05%)                                    (1,723,941)
===================================================================================
NET ASSETS-100.00%                                                   $3,180,993,964
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2004.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2004.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(e) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $175,007,681. Collateralized by $167,623,000 U.S. Government obligations, 2.13% to 7.25% due 02/15/05 to 05/15/30 with an aggregate market value at August 31, 2004 of $178,500,291. The amount to be received upon repurchase by the Fund is $75,003,292.
(f) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $300,013,167. Collateralized by $300,389,000 U.S. Government obligations, 0% to 7.25% due 09/09/04 to 03/15/11 with an aggregate market value at August 31, 2004 of $306,000,390. The amount to be received upon repurchase by the Fund is $150,006,583.
(g) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at August 31, 2004 of $603,437,546. The amount to be received upon repurchase by the Fund is $330,911,604.
(h) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $271,505,000 U.S. Government obligations, 0% to 8.88% due 09/24/04 to 03/15/31 with an aggregate market value at August 31, 2004 of $255,473,393.
(i) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $216,646,000 U.S. Government obligations, 5.88% to 7.25% due 01/15/10 to 03/21/11 with an aggregate market value at August 31, 2004 of $255,000,902. The amount to be received upon repurchase by the Fund is $150,006,583.

(j)
    Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $175,007,681. Collateralized by $169,084,000 U.S. Government obligations, 4.75% to 6.38% due 06/15/09 to 07/28/16 with an aggregate market value at August 31, 2004 of $178,500,861. The amount to be received upon repurchase by the Fund is $150,006,583.
(k) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $260,045,000 U.S. Government obligations, 0% due 07/26/05 with an aggregate market value at August 31, 2004 of $255,000,121. The amount to be received upon repurchase by the Fund is $142,654,823.
(l) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $250,256,000 U.S. Government obligations, 1.50% to 7.54% due 08/15/05 to 09/15/29 with an aggregate market value at August 31, 2004 of $255,000,041. The amount to be received upon repurchase by the Fund is $150,006,583.
(m) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $264,065,000 U.S. Government obligations, 0% to 9.38% due 02/01/05 to 08/04/28 with an aggregate market value at August 31, 2004 of $255,002,677. The amount to be received upon repurchase by the Fund is $150,006,583.
(n) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $235,285,000 U.S. Government obligations, 4.72% to 7.00% due 05/19/09 to 05/6/13 with an aggregate market value at August 31, 2004 of $255,004,814. The amount to be received upon repurchase by the Fund is $150,006,583.
(o) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $175,007,681. Collateralized by $785,150,000 U.S. Government obligations, 0% to 0% due 01/15/11 to 09/08/28 with an aggregate market value at August 31, 2004 of $178,502,647. The amount to be received upon repurchase by the Fund is $150,006,583.
(p) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $100,004,389. Collateralized by $100,474,000 U.S. Government obligations, 0% to 6.35% due 09/07/04 to 06/28/19 with an aggregate market value at August 31, 2004 of $102,000,064. The amount to be received upon repurchase by the Fund is $50,864,137.
(q) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost $1,283,310,357)  $ 1,283,310,357
----------------------------------------------
Repurchase agreements (cost
  $1,899,407,548)                1,899,407,548
==============================================
    Total investments (cost
      $3,182,717,905)            3,182,717,905
==============================================
Receivables for:
  Interest                           1,691,526
----------------------------------------------
  Amount due from advisor               84,621
----------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                     102,684
----------------------------------------------
Other assets                           153,193
==============================================
    Total assets                 3,184,749,929
______________________________________________
==============================================

LIABILITIES:

Payables for:
  Dividends                          3,169,000
----------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                   167,326
----------------------------------------------
Accrued distribution fees              263,797
----------------------------------------------
Accrued trustees' fees                   4,566
----------------------------------------------
Accrued transfer agent fees            101,977
----------------------------------------------
Accrued operating expenses              49,299
==============================================
    Total liabilities                3,755,965
==============================================
Net assets applicable to
  shares outstanding           $ 3,180,993,964
______________________________________________
==============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $ 3,180,835,386
----------------------------------------------
  Undistributed net
    investment income                  243,783
----------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities              (85,205)
==============================================
                               $ 3,180,993,964
______________________________________________
==============================================


NET ASSETS:

Institutional Class            $ 1,271,846,516
______________________________________________
==============================================
Private Investment Class       $   484,966,916
______________________________________________
==============================================
Personal Investment Class      $    29,147,039
______________________________________________
==============================================
Cash Management Class          $ 1,005,026,565
______________________________________________
==============================================
Reserve Class                  $     2,838,943
______________________________________________
==============================================
Resource Class                 $   387,167,985
______________________________________________
==============================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class              1,271,782,245
______________________________________________
==============================================
Private Investment Class           484,952,821
______________________________________________
==============================================
Personal Investment Class           29,145,512
______________________________________________
==============================================
Cash Management Class            1,005,000,991
______________________________________________
==============================================
Reserve Class                        2,838,425
______________________________________________
==============================================
Resource Class                     387,150,624
______________________________________________
==============================================
Net asset value, offering and
  redemption price per share
  for each class               $          1.00
______________________________________________
==============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $36,369,425
=========================================================================

EXPENSES:

Advisory fees                                                   3,175,148
-------------------------------------------------------------------------
Administrative services fees                                      595,254
-------------------------------------------------------------------------
Custodian fees                                                    142,815
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,679,508
-------------------------------------------------------------------------
  Personal Investment Class                                       220,963
-------------------------------------------------------------------------
  Cash Management Class                                           886,266
-------------------------------------------------------------------------
  Reserve Class                                                    43,610
-------------------------------------------------------------------------
  Resource Class                                                  770,719
-------------------------------------------------------------------------
Transfer agent fees                                               549,807
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             59,941
-------------------------------------------------------------------------
Other                                                             358,163
=========================================================================
    Total expenses                                              9,482,194
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,538,458)
=========================================================================
    Net expenses                                                6,943,736
=========================================================================
Net investment income                                          29,425,689
=========================================================================
Net realized gain (loss) from investment securities               (11,053)
=========================================================================
Net increase in net assets resulting from operations          $29,414,636
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   29,425,689    $   40,002,788
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (11,053)           12,329
==============================================================================================
    Net increase in net assets resulting from operations          29,414,636        40,015,117
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (13,677,122)      (24,118,552)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (3,865,233)       (3,307,022)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (140,574)         (144,023)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (8,369,915)       (8,949,581)
----------------------------------------------------------------------------------------------
  Reserve Class                                                       (6,151)          (24,422)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (3,366,694)       (3,459,188)
==============================================================================================
    Decrease in net assets resulting from distributions          (29,425,689)      (40,002,788)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (231,876,703)     (121,014,268)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (18,397,524)      221,372,260
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        8,015,254        (2,661,304)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          264,197,055       187,010,362
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,326,568)       (3,716,885)
----------------------------------------------------------------------------------------------
  Resource Class                                                  15,740,626        60,736,321
==============================================================================================
    Net increase in net assets resulting from share
      transactions                                                36,352,140       341,726,486
==============================================================================================
    Net increase in net assets                                    36,341,087       341,738,815
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,144,652,877     2,802,914,062
==============================================================================================
  End of year (including undistributed net investment income of $243,783
    and $35,232 for 2004 and 2003, respectively).             $3,180,993,964    $3,144,652,877
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission (SEC), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% of net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above:
(i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $1,069,542.

    For the period ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $1,123 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses, along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $595,254 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $473,014 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,607,705, $162,039, $709,013, $37,941 and $616,575, respectively, after FMC waived Plan fees of $1,071,803, $58,924, $177,253, $5,669 and $154,144, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $11,764 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $29,425,689    $40,002,788
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                     2004
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      363,129
------------------------------------------------------------------------------
Temporary book/tax differences                                        (119,346)
------------------------------------------------------------------------------
Capital loss carryforward                                              (74,152)
------------------------------------------------------------------------------
Post-October capital loss deferral                                     (11,053)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,180,835,386
==============================================================================
    Total net assets                                            $3,180,993,964
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited based on the results of future transactions under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2004 which expires as follows:

                                                              CAPITAL LOSS
                         EXPIRATION                           CARRYFORWARD*
---------------------------------------------------------------------------
August 31, 2012                                                  $74,152
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications on August 31, 2004, undistributed net investment income was increased by $208,551 and undistributed net realized gain was decreased by $208,551. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                    CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                 ------------------------------------------------------------------------
                                                2004                                  2003
                                 ----------------------------------    ----------------------------------
                                     SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             23,890,333,792    $23,890,333,792     14,972,106,726    $14,972,106,726
---------------------------------------------------------------------------------------------------------
  Private Investment Class         2,585,408,773      2,585,408,773      1,587,921,767      1,587,921,767
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          464,895,117        464,895,117        214,329,634        214,329,634
---------------------------------------------------------------------------------------------------------
  Cash Management Class            8,499,877,511      8,499,877,511      6,305,834,137      6,305,834,137
---------------------------------------------------------------------------------------------------------
  Reserve Class                       95,748,163         95,748,163         75,893,471         75,893,471
---------------------------------------------------------------------------------------------------------
  Resource Class                   2,452,588,122      2,452,588,122      2,401,082,565      2,401,082,565
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                  4,258,038          4,258,038          7,283,525          7,283,525
---------------------------------------------------------------------------------------------------------
  Private Investment Class             1,651,889          1,651,889          2,063,336          2,063,336
---------------------------------------------------------------------------------------------------------
  Personal Investment Class                2,426              2,426             13,536             13,536
---------------------------------------------------------------------------------------------------------
  Cash Management Class                6,452,170          6,452,170          6,721,338          6,721,338
---------------------------------------------------------------------------------------------------------
  Reserve Class                            3,150              3,150             16,248             16,248
---------------------------------------------------------------------------------------------------------
  Resource Class                       1,959,022          1,959,022          2,326,289          2,326,289
=========================================================================================================
Reacquired:
  Institutional Class            (24,126,468,533)   (24,126,468,533)   (15,100,404,519)   (15,100,404,519)
---------------------------------------------------------------------------------------------------------
  Private Investment Class        (2,605,458,186)    (2,605,458,186)    (1,368,612,843)    (1,368,612,843)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class         (456,882,289)      (456,882,289)      (217,004,474)      (217,004,474)
---------------------------------------------------------------------------------------------------------
  Cash Management Class           (8,242,132,626)    (8,242,132,626)    (6,125,545,113)    (6,125,545,113)
---------------------------------------------------------------------------------------------------------
  Reserve Class                      (97,077,881)       (97,077,881)       (79,626,604)       (79,626,604)
---------------------------------------------------------------------------------------------------------
  Resource Class                  (2,438,806,518)    (2,438,806,518)    (2,342,672,533)    (2,342,672,533)
=========================================================================================================
                                      36,352,140    $    36,352,140        341,726,486    $   341,726,486
_________________________________________________________________________________________________________
=========================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19.77% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
       11.81% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         CASH MANAGEMENT CLASS
                                     -------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                     -------------------------------------------------------------
                                        2004            2003        2002        2001        2000
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $     1.00       $   1.00    $   1.00    $   1.00    $   1.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.01           0.01        0.02        0.05        0.06
--------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                  (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
==================================================================================================
Net asset value, end of period       $     1.00       $   1.00    $   1.00    $   1.00    $   1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                            0.95%          1.22%       2.01%       5.38%       5.95%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $1,005,027       $740,833    $553,821    $407,924    $223,495
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         0.20%(b)       0.20%       0.20%       0.17%       0.15%
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements                 0.25%(b)       0.25%       0.25%       0.25%       0.27%
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to
  average net assets                       0.95%(b)       1.20%       1.93%       5.06%       5.94%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $886,266,134.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         INSTITUTIONAL CLASS
                                  -----------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------------
                                     2004             2003          2002         2001        2000
---------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $     1.00       $     1.00    $     1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                 0.01             0.01          0.02        0.05        0.06
---------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                    (0.01)           (0.01)        (0.02)      (0.05)      (0.06)
===================================================================================================
Net asset value, end of period    $     1.00       $     1.00    $     1.00    $   1.00    $   1.00
___________________________________________________________________________________________________
===================================================================================================
Total return(a)                         1.03%            1.30%         2.09%       5.47%       6.03%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $1,271,847       $1,503,729    $1,624,735    $737,168    $399,390
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    expense reimbursements              0.12%(b)         0.12%         0.12%       0.09%       0.07%
---------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements              0.15%(b)         0.15%         0.15%       0.15%       0.17%
___________________________________________________________________________________________________
===================================================================================================
Ratio of net investment income
  to average net assets                 1.03%(b)         1.28%         2.01%       5.14%       6.02%
___________________________________________________________________________________________________
===================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,333,798,108.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                   PERSONAL INVESTMENT CLASS
                                ---------------------------------------------------------------
                                                                               JANUARY 31, 2000
                                                                                 (DATE SALES
                                           YEAR ENDED AUGUST 31,                COMMENCED) TO
                                -------------------------------------------       AUGUST 31,
                                 2004          2003       2002       2001            2000
-----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $  1.00       $  1.00    $  1.00    $  1.00        $  1.00
-----------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income            0.01          0.01       0.02(a)    0.05           0.03
-----------------------------------------------------------------------------------------------
Less dividends from net
  investment income               (0.01)        (0.01)     (0.02)     (0.05)         (0.03)
===============================================================================================
Net asset value, end of period  $  1.00       $  1.00    $  1.00    $  1.00        $  1.00
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                    0.48%         0.74%      1.58%      4.94%          3.38%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $29,147       $21,132    $23,793    $24,985        $14,426
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements         0.67%(c)      0.67%      0.62%      0.59%          0.57%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements         0.90%(c)      0.90%      0.90%      0.90%          0.92%(d)
_______________________________________________________________________________________________
===============================================================================================
Ratio of net investment income
  to average net assets            0.48%(c)      0.73%      1.51%      4.64%          5.52%(d)
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $29,461,713.
(d)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PRIVATE INVESTMENT CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.06
-------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.73%          0.99%       1.78%       5.15%       5.71%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $484,967       $503,365    $281,993    $254,318    $109,496
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.42%(b)       0.42%       0.42%       0.39%       0.37%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.65%(b)       0.65%       0.65%       0.65%       0.67%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.73%(b)       0.98%       1.71%       4.84%       5.72%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $535,901,634.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                          RESERVE CLASS
                                    ---------------------------------------------------------
                                                                                 JANUARY 26,
                                                                                    2000
                                                                                 (DATE SALES
                                             YEARS ENDED AUGUST 31,             COMMENCED) TO
                                    ----------------------------------------     AUGUST 31,
                                     2004         2003       2002      2001         2000
---------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $ 1.00       $  1.00    $ 1.00    $ 1.00       $ 1.00
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income               0.00         0.004      0.01      0.05         0.03
---------------------------------------------------------------------------------------------
Less dividends from net investment
  income                             (0.00)       (0.004)    (0.01)    (0.05)       (0.03)
=============================================================================================
Net asset value, end of period      $ 1.00       $  1.00    $ 1.00    $ 1.00       $ 1.00
_____________________________________________________________________________________________
=============================================================================================
Total return(a)                       0.15%         0.43%     1.27%     4.63%        3.27%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $2,839       $ 4,166    $7,882    $7,516       $2,662
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                    0.99%(b)      0.98%     0.92%     0.89%        0.87%(c)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements            1.15%(b)      1.15%     1.15%     1.15%        1.17%(c)
_____________________________________________________________________________________________
=============================================================================================
Ratio of net investment income to
  average net assets                  0.16%(b)      0.42%     1.21%     4.34%        5.22%(c)
_____________________________________________________________________________________________
=============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $4,361,033.
(c)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                            RESOURCE CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.06
-------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.87%          1.13%       1.92%       5.30%       5.86%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $387,168       $371,428    $310,690    $293,644    $233,620
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.28%(b)       0.28%       0.28%       0.25%       0.23%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.35%(b)       0.35%       0.35%       0.35%       0.37%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.87%(b)       1.12%       1.85%       4.98%       5.86%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $385,359,266.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing


  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing


  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the

AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Government & Agency Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government & Agency Portfolio ("Fund"), an investment portfolio of Short-Term Investments Trust ("Trust"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr. .........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D. ...........................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

                         ANNUAL REPORT / AUGUST 31, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                         GOVERNMENT & AGENCY PORTFOLIO

                            PRIVATE INVESTMENT CLASS

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

GAP-AR-2

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--Registered Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P
                    500--Registered Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust Government & Agency Portfolio's Private Investment Class were 1.12% and 1.05%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 24- to 52-day range; at the close of the reporting period, the WAM stood at 31 days. The portfolio continues to maintain a relatively short maturity structure to take


========================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                               63.9%

8-30                               3.7

31-60                              6.2

61-90                             19.2

91-150                             2.3

151-210                            1.9

211+                               2.8

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                                                                     (continued)
advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Private Investment Class stood at $485.0 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm-G from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

================================================================================
       The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMinvestments.com FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

==========================================================================================
                                                                        HYPOTHETICAL
                                            ACTUAL                   (5% ANNUAL RETURN
                                                                       BEFORE EXPENSES)

                 BEGINNING         ENDING         EXPENSES       ENDING         EXPENSES
               ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING  ACCOUNT VALUE   PAID DURING
                 (03/01/04)     (08/31/04)(1)     PERIOD(2)    (08/31/04)      PERIOD(2)

PRIVATE
INVESTMENT       $1,000.00        $1,003.90         $2.12       $1,023.03        $2.14

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.39% for Private
Investment class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.42% for Private Investment class shares) multiplied by the average account value over the period, multiplied by
184/366 (to reflect the one-half year period).
==========================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-40.34%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-22.75%

Unsec. Disc. Notes,(a)
  1.35%                                        09/13/04   $ 15,000   $   14,993,275
-----------------------------------------------------------------------------------
  1.36%                                        09/17/04     25,000       24,984,889
-----------------------------------------------------------------------------------
  1.52%                                        10/20/04     50,000       49,896,555
-----------------------------------------------------------------------------------
  1.54%                                        11/03/04     35,000       34,905,675
-----------------------------------------------------------------------------------
  1.41%                                        11/10/04    289,000      288,111,700
-----------------------------------------------------------------------------------
  1.59%                                        11/12/04     11,900       11,862,158
-----------------------------------------------------------------------------------
  1.50%                                        11/22/04     75,000       74,744,319
-----------------------------------------------------------------------------------
  1.29%                                        12/01/04     17,000       16,944,566
-----------------------------------------------------------------------------------
  1.07%                                        12/10/04     25,000       24,925,694
-----------------------------------------------------------------------------------
  1.15%                                        03/04/05     25,000       24,852,417
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  1.56%(b)                                     01/28/05     25,000       24,997,442
-----------------------------------------------------------------------------------
  1.49%(c)                                     03/23/05     25,000       24,997,205
-----------------------------------------------------------------------------------
Unsec. Floating Rate Notes,
  1.57%(d)                                     04/28/05     50,000       49,995,053
-----------------------------------------------------------------------------------
  1.62%(d)                                     05/10/05     50,000       50,000,000
-----------------------------------------------------------------------------------
Unsec. Notes,
  1.93%                                        05/20/05      7,550        7,571,869
===================================================================================
                                                                        723,782,817
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-9.09%

Unsec. Disc. Notes,(a)
  1.54%                                        10/01/04    100,000       99,871,667
-----------------------------------------------------------------------------------
  1.54%                                        10/04/04     23,150       23,117,320
-----------------------------------------------------------------------------------
  1.58%                                        11/15/04     50,000       49,835,417
-----------------------------------------------------------------------------------
  1.60%                                        11/22/04     23,954       23,866,701
-----------------------------------------------------------------------------------
  1.67%                                        11/23/04     38,125       37,978,208
-----------------------------------------------------------------------------------
  1.67%                                        11/26/04     15,476       15,414,259
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  3.25%                                        11/15/04     39,000       39,163,611
===================================================================================
                                                                        289,247,183
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-7.51%

Unsec. Bonds,
  1.46%                                        11/17/04   $ 25,000   $   25,000,000
-----------------------------------------------------------------------------------
  1.47%                                        02/28/05     16,000       16,000,000
-----------------------------------------------------------------------------------
  1.50%                                        03/01/05     20,000       20,000,000
-----------------------------------------------------------------------------------
  1.31%                                        04/22/05     30,000       30,000,000
-----------------------------------------------------------------------------------
  1.30%                                        04/27/05     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.56%                                        05/20/05     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.53%(c)                                     01/05/05     25,000       24,999,567
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.44%(c)                                     03/15/05     28,000       27,997,744
-----------------------------------------------------------------------------------
  1.42%(b)                                     10/05/05     35,000       34,980,783
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  2.13%                                        12/15/04     10,000       10,016,054
===================================================================================
                                                                        238,994,148
===================================================================================

FEDERAL FARM CREDIT BANK-0.99%

Bonds,
  1.35%                                        11/03/04     10,000       10,004,349
-----------------------------------------------------------------------------------
  3.88%                                        12/15/04     21,115       21,281,860
===================================================================================
                                                                         31,286,209
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,283,310,357)                                           1,283,310,357
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,283,310,357)                               1,283,310,357
===================================================================================

REPURCHASE AGREEMENTS-59.71%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.58%(e)                                     09/01/04     75,000       75,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.58%(f)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.58%(g)                                     09/01/04    330,897      330,897,081
-----------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  1.58%(h)                                                 250,000      250,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.58%(i)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.58%(j)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.58%(k)                                     09/01/04    142,649      142,648,562
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co.
  1.58%(l)                                     09/01/04   $150,000   $  150,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.58%(m)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.58%(n)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.58%(o)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.58%(p)                                     09/01/04     50,862       50,861,905
===================================================================================
    Total Repurchase Agreements (Cost
      $1,899,407,548)                                                 1,899,407,548
===================================================================================
TOTAL INVESTMENTS-100.05% (Cost
  $3,182,717,905)(q)                                                  3,182,717,905
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.05%)                                    (1,723,941)
===================================================================================
NET ASSETS-100.00%                                                   $3,180,993,964
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2004.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2004.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(e) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $175,007,681. Collateralized by $167,623,000 U.S. Government obligations, 2.13% to 7.25% due 02/15/05 to 05/15/30 with an aggregate market value at August 31, 2004 of $178,500,291. The amount to be received upon repurchase by the Fund is $75,003,292.
(f) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $300,013,167. Collateralized by $300,389,000 U.S. Government obligations, 0% to 7.25% due 09/09/04 to 03/15/11 with an aggregate market value at August 31, 2004 of $306,000,390. The amount to be received upon repurchase by the Fund is $150,006,583.
(g) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at August 31, 2004 of $603,437,546. The amount to be received upon repurchase by the Fund is $330,911,604.
(h) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $271,505,000 U.S. Government obligations, 0% to 8.88% due 09/24/04 to 03/15/31 with an aggregate market value at August 31, 2004 of $255,473,393.
(i) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $216,646,000 U.S. Government obligations, 5.88% to 7.25% due 01/15/10 to 03/21/11 with an aggregate market value at August 31, 2004 of $255,000,902. The amount to be received upon repurchase by the Fund is $150,006,583.

(j)
    Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $175,007,681. Collateralized by $169,084,000 U.S. Government obligations, 4.75% to 6.38% due 06/15/09 to 07/28/16 with an aggregate market value at August 31, 2004 of $178,500,861. The amount to be received upon repurchase by the Fund is $150,006,583.
(k) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $260,045,000 U.S. Government obligations, 0% due 07/26/05 with an aggregate market value at August 31, 2004 of $255,000,121. The amount to be received upon repurchase by the Fund is $142,654,823.
(l) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $250,256,000 U.S. Government obligations, 1.50% to 7.54% due 08/15/05 to 09/15/29 with an aggregate market value at August 31, 2004 of $255,000,041. The amount to be received upon repurchase by the Fund is $150,006,583.
(m) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $264,065,000 U.S. Government obligations, 0% to 9.38% due 02/01/05 to 08/04/28 with an aggregate market value at August 31, 2004 of $255,002,677. The amount to be received upon repurchase by the Fund is $150,006,583.
(n) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $235,285,000 U.S. Government obligations, 4.72% to 7.00% due 05/19/09 to 05/6/13 with an aggregate market value at August 31, 2004 of $255,004,814. The amount to be received upon repurchase by the Fund is $150,006,583.
(o) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $175,007,681. Collateralized by $785,150,000 U.S. Government obligations, 0% to 0% due 01/15/11 to 09/08/28 with an aggregate market value at August 31, 2004 of $178,502,647. The amount to be received upon repurchase by the Fund is $150,006,583.
(p) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $100,004,389. Collateralized by $100,474,000 U.S. Government obligations, 0% to 6.35% due 09/07/04 to 06/28/19 with an aggregate market value at August 31, 2004 of $102,000,064. The amount to be received upon repurchase by the Fund is $50,864,137.
(q) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost $1,283,310,357)  $ 1,283,310,357
----------------------------------------------
Repurchase agreements (cost
  $1,899,407,548)                1,899,407,548
==============================================
    Total investments (cost
      $3,182,717,905)            3,182,717,905
==============================================
Receivables for:
  Interest                           1,691,526
----------------------------------------------
  Amount due from advisor               84,621
----------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                     102,684
----------------------------------------------
Other assets                           153,193
==============================================
    Total assets                 3,184,749,929
______________________________________________
==============================================

LIABILITIES:

Payables for:
  Dividends                          3,169,000
----------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                   167,326
----------------------------------------------
Accrued distribution fees              263,797
----------------------------------------------
Accrued trustees' fees                   4,566
----------------------------------------------
Accrued transfer agent fees            101,977
----------------------------------------------
Accrued operating expenses              49,299
==============================================
    Total liabilities                3,755,965
==============================================
Net assets applicable to
  shares outstanding           $ 3,180,993,964
______________________________________________
==============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $ 3,180,835,386
----------------------------------------------
  Undistributed net
    investment income                  243,783
----------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities              (85,205)
==============================================
                               $ 3,180,993,964
______________________________________________
==============================================


NET ASSETS:

Institutional Class            $ 1,271,846,516
______________________________________________
==============================================
Private Investment Class       $   484,966,916
______________________________________________
==============================================
Personal Investment Class      $    29,147,039
______________________________________________
==============================================
Cash Management Class          $ 1,005,026,565
______________________________________________
==============================================
Reserve Class                  $     2,838,943
______________________________________________
==============================================
Resource Class                 $   387,167,985
______________________________________________
==============================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class              1,271,782,245
______________________________________________
==============================================
Private Investment Class           484,952,821
______________________________________________
==============================================
Personal Investment Class           29,145,512
______________________________________________
==============================================
Cash Management Class            1,005,000,991
______________________________________________
==============================================
Reserve Class                        2,838,425
______________________________________________
==============================================
Resource Class                     387,150,624
______________________________________________
==============================================
Net asset value, offering and
  redemption price per share
  for each class               $          1.00
______________________________________________
==============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $36,369,425
=========================================================================

EXPENSES:

Advisory fees                                                   3,175,148
-------------------------------------------------------------------------
Administrative services fees                                      595,254
-------------------------------------------------------------------------
Custodian fees                                                    142,815
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,679,508
-------------------------------------------------------------------------
  Personal Investment Class                                       220,963
-------------------------------------------------------------------------
  Cash Management Class                                           886,266
-------------------------------------------------------------------------
  Reserve Class                                                    43,610
-------------------------------------------------------------------------
  Resource Class                                                  770,719
-------------------------------------------------------------------------
Transfer agent fees                                               549,807
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             59,941
-------------------------------------------------------------------------
Other                                                             358,163
=========================================================================
    Total expenses                                              9,482,194
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,538,458)
=========================================================================
    Net expenses                                                6,943,736
=========================================================================
Net investment income                                          29,425,689
=========================================================================
Net realized gain (loss) from investment securities               (11,053)
=========================================================================
Net increase in net assets resulting from operations          $29,414,636
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   29,425,689    $   40,002,788
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (11,053)           12,329
==============================================================================================
    Net increase in net assets resulting from operations          29,414,636        40,015,117
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (13,677,122)      (24,118,552)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (3,865,233)       (3,307,022)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (140,574)         (144,023)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (8,369,915)       (8,949,581)
----------------------------------------------------------------------------------------------
  Reserve Class                                                       (6,151)          (24,422)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (3,366,694)       (3,459,188)
==============================================================================================
    Decrease in net assets resulting from distributions          (29,425,689)      (40,002,788)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (231,876,703)     (121,014,268)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (18,397,524)      221,372,260
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        8,015,254        (2,661,304)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          264,197,055       187,010,362
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,326,568)       (3,716,885)
----------------------------------------------------------------------------------------------
  Resource Class                                                  15,740,626        60,736,321
==============================================================================================
    Net increase in net assets resulting from share
      transactions                                                36,352,140       341,726,486
==============================================================================================
    Net increase in net assets                                    36,341,087       341,738,815
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,144,652,877     2,802,914,062
==============================================================================================
  End of year (including undistributed net investment income of $243,783
    and $35,232 for 2004 and 2003, respectively).             $3,180,993,964    $3,144,652,877
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission (SEC), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% of net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above:
(i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $1,069,542.

    For the period ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $1,123 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses, along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $595,254 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $473,014 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,607,705, $162,039, $709,013, $37,941 and $616,575, respectively, after FMC waived Plan fees of $1,071,803, $58,924, $177,253, $5,669 and $154,144, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $11,764 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $29,425,689    $40,002,788
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                     2004
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      363,129
------------------------------------------------------------------------------
Temporary book/tax differences                                        (119,346)
------------------------------------------------------------------------------
Capital loss carryforward                                              (74,152)
------------------------------------------------------------------------------
Post-October capital loss deferral                                     (11,053)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,180,835,386
==============================================================================
    Total net assets                                            $3,180,993,964
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited based on the results of future transactions under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2004 which expires as follows:

                                                              CAPITAL LOSS
                         EXPIRATION                           CARRYFORWARD*
---------------------------------------------------------------------------
August 31, 2012                                                  $74,152
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications on August 31, 2004, undistributed net investment income was increased by $208,551 and undistributed net realized gain was decreased by $208,551. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                    CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                 ------------------------------------------------------------------------
                                                2004                                  2003
                                 ----------------------------------    ----------------------------------
                                     SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             23,890,333,792    $23,890,333,792     14,972,106,726    $14,972,106,726
---------------------------------------------------------------------------------------------------------
  Private Investment Class         2,585,408,773      2,585,408,773      1,587,921,767      1,587,921,767
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          464,895,117        464,895,117        214,329,634        214,329,634
---------------------------------------------------------------------------------------------------------
  Cash Management Class            8,499,877,511      8,499,877,511      6,305,834,137      6,305,834,137
---------------------------------------------------------------------------------------------------------
  Reserve Class                       95,748,163         95,748,163         75,893,471         75,893,471
---------------------------------------------------------------------------------------------------------
  Resource Class                   2,452,588,122      2,452,588,122      2,401,082,565      2,401,082,565
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                  4,258,038          4,258,038          7,283,525          7,283,525
---------------------------------------------------------------------------------------------------------
  Private Investment Class             1,651,889          1,651,889          2,063,336          2,063,336
---------------------------------------------------------------------------------------------------------
  Personal Investment Class                2,426              2,426             13,536             13,536
---------------------------------------------------------------------------------------------------------
  Cash Management Class                6,452,170          6,452,170          6,721,338          6,721,338
---------------------------------------------------------------------------------------------------------
  Reserve Class                            3,150              3,150             16,248             16,248
---------------------------------------------------------------------------------------------------------
  Resource Class                       1,959,022          1,959,022          2,326,289          2,326,289
=========================================================================================================
Reacquired:
  Institutional Class            (24,126,468,533)   (24,126,468,533)   (15,100,404,519)   (15,100,404,519)
---------------------------------------------------------------------------------------------------------
  Private Investment Class        (2,605,458,186)    (2,605,458,186)    (1,368,612,843)    (1,368,612,843)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class         (456,882,289)      (456,882,289)      (217,004,474)      (217,004,474)
---------------------------------------------------------------------------------------------------------
  Cash Management Class           (8,242,132,626)    (8,242,132,626)    (6,125,545,113)    (6,125,545,113)
---------------------------------------------------------------------------------------------------------
  Reserve Class                      (97,077,881)       (97,077,881)       (79,626,604)       (79,626,604)
---------------------------------------------------------------------------------------------------------
  Resource Class                  (2,438,806,518)    (2,438,806,518)    (2,342,672,533)    (2,342,672,533)
=========================================================================================================
                                      36,352,140    $    36,352,140        341,726,486    $   341,726,486
_________________________________________________________________________________________________________
=========================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19.77% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
       11.81% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         CASH MANAGEMENT CLASS
                                     -------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                     -------------------------------------------------------------
                                        2004            2003        2002        2001        2000
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $     1.00       $   1.00    $   1.00    $   1.00    $   1.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.01           0.01        0.02        0.05        0.06
--------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                  (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
==================================================================================================
Net asset value, end of period       $     1.00       $   1.00    $   1.00    $   1.00    $   1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                            0.95%          1.22%       2.01%       5.38%       5.95%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $1,005,027       $740,833    $553,821    $407,924    $223,495
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         0.20%(b)       0.20%       0.20%       0.17%       0.15%
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements                 0.25%(b)       0.25%       0.25%       0.25%       0.27%
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to
  average net assets                       0.95%(b)       1.20%       1.93%       5.06%       5.94%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $886,266,134.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         INSTITUTIONAL CLASS
                                  -----------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------------
                                     2004             2003          2002         2001        2000
---------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $     1.00       $     1.00    $     1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                 0.01             0.01          0.02        0.05        0.06
---------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                    (0.01)           (0.01)        (0.02)      (0.05)      (0.06)
===================================================================================================
Net asset value, end of period    $     1.00       $     1.00    $     1.00    $   1.00    $   1.00
___________________________________________________________________________________________________
===================================================================================================
Total return(a)                         1.03%            1.30%         2.09%       5.47%       6.03%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $1,271,847       $1,503,729    $1,624,735    $737,168    $399,390
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    expense reimbursements              0.12%(b)         0.12%         0.12%       0.09%       0.07%
---------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements              0.15%(b)         0.15%         0.15%       0.15%       0.17%
___________________________________________________________________________________________________
===================================================================================================
Ratio of net investment income
  to average net assets                 1.03%(b)         1.28%         2.01%       5.14%       6.02%
___________________________________________________________________________________________________
===================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,333,798,108.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                   PERSONAL INVESTMENT CLASS
                                ---------------------------------------------------------------
                                                                               JANUARY 31, 2000
                                                                                 (DATE SALES
                                           YEAR ENDED AUGUST 31,                COMMENCED) TO
                                -------------------------------------------       AUGUST 31,
                                 2004          2003       2002       2001            2000
-----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $  1.00       $  1.00    $  1.00    $  1.00        $  1.00
-----------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income            0.01          0.01       0.02(a)    0.05           0.03
-----------------------------------------------------------------------------------------------
Less dividends from net
  investment income               (0.01)        (0.01)     (0.02)     (0.05)         (0.03)
===============================================================================================
Net asset value, end of period  $  1.00       $  1.00    $  1.00    $  1.00        $  1.00
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                    0.48%         0.74%      1.58%      4.94%          3.38%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $29,147       $21,132    $23,793    $24,985        $14,426
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements         0.67%(c)      0.67%      0.62%      0.59%          0.57%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements         0.90%(c)      0.90%      0.90%      0.90%          0.92%(d)
_______________________________________________________________________________________________
===============================================================================================
Ratio of net investment income
  to average net assets            0.48%(c)      0.73%      1.51%      4.64%          5.52%(d)
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $29,461,713.
(d)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PRIVATE INVESTMENT CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.06
-------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.73%          0.99%       1.78%       5.15%       5.71%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $484,967       $503,365    $281,993    $254,318    $109,496
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.42%(b)       0.42%       0.42%       0.39%       0.37%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.65%(b)       0.65%       0.65%       0.65%       0.67%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.73%(b)       0.98%       1.71%       4.84%       5.72%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $535,901,634.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                          RESERVE CLASS
                                    ---------------------------------------------------------
                                                                                 JANUARY 26,
                                                                                    2000
                                                                                 (DATE SALES
                                             YEARS ENDED AUGUST 31,             COMMENCED) TO
                                    ----------------------------------------     AUGUST 31,
                                     2004         2003       2002      2001         2000
---------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $ 1.00       $  1.00    $ 1.00    $ 1.00       $ 1.00
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income               0.00         0.004      0.01      0.05         0.03
---------------------------------------------------------------------------------------------
Less dividends from net investment
  income                             (0.00)       (0.004)    (0.01)    (0.05)       (0.03)
=============================================================================================
Net asset value, end of period      $ 1.00       $  1.00    $ 1.00    $ 1.00       $ 1.00
_____________________________________________________________________________________________
=============================================================================================
Total return(a)                       0.15%         0.43%     1.27%     4.63%        3.27%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $2,839       $ 4,166    $7,882    $7,516       $2,662
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                    0.99%(b)      0.98%     0.92%     0.89%        0.87%(c)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements            1.15%(b)      1.15%     1.15%     1.15%        1.17%(c)
_____________________________________________________________________________________________
=============================================================================================
Ratio of net investment income to
  average net assets                  0.16%(b)      0.42%     1.21%     4.34%        5.22%(c)
_____________________________________________________________________________________________
=============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $4,361,033.
(c)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                            RESOURCE CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.06
-------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.87%          1.13%       1.92%       5.30%       5.86%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $387,168       $371,428    $310,690    $293,644    $233,620
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.28%(b)       0.28%       0.28%       0.25%       0.23%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.35%(b)       0.35%       0.35%       0.35%       0.37%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.87%(b)       1.12%       1.85%       4.98%       5.86%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $385,359,266.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing


  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing


  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the

AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Government & Agency Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government & Agency Portfolio ("Fund"), an investment portfolio of Short-Term Investments Trust ("Trust"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr. .........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D. ...........................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

                        ANNUAL REPORT / AUGUST 31, 2004

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                         GOVERNMENT & AGENCY PORTFOLIO

                                 RESERVE CLASS

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--


GAP-AR-6

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--Registered Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P
                    500--Registered Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust Government & Agency Portfolio's Reserve Class were 0.55% and 0.48%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 24- to 52-day range; at the close of the reporting period, the WAM stood

========================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              63.9%

8-30                              3.7

31-60                             6.2

61-90                            19.2

91-150                            2.3

151-210                           1.9

211+                              2.8

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                                                                     (continued)
at 31 days. The portfolio continues to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Reserve Class stood at $2.8 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm-G from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. Fund shares are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other investment agency.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman


================================================================================
       The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMinvestments.com FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

==========================================================================================
                                                                        HYPOTHETICAL
                                            ACTUAL                   (5% ANNUAL RETURN
                                                                       BEFORE EXPENSES)

                BEGINNING           ENDING       EXPENSES        ENDING         EXPENSES
             ACCOUNT VALUE      ACCOUNT VALUE   PAID DURING   ACCOUNT VALUE    PAID DURING
               (03/01/04)       (08/31/04)(1)    PERIOD(2)      (08/31/04)       PERIOD(2)

RESERVE        $1,000.00          $1,001.00        $4.98        $1,020.16         $5.03

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.10% for Reserve class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.28% for Reserve class shares) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
==========================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-40.34%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-22.75%

Unsec. Disc. Notes,(a)
  1.35%                                        09/13/04   $ 15,000   $   14,993,275
-----------------------------------------------------------------------------------
  1.36%                                        09/17/04     25,000       24,984,889
-----------------------------------------------------------------------------------
  1.52%                                        10/20/04     50,000       49,896,555
-----------------------------------------------------------------------------------
  1.54%                                        11/03/04     35,000       34,905,675
-----------------------------------------------------------------------------------
  1.41%                                        11/10/04    289,000      288,111,700
-----------------------------------------------------------------------------------
  1.59%                                        11/12/04     11,900       11,862,158
-----------------------------------------------------------------------------------
  1.50%                                        11/22/04     75,000       74,744,319
-----------------------------------------------------------------------------------
  1.29%                                        12/01/04     17,000       16,944,566
-----------------------------------------------------------------------------------
  1.07%                                        12/10/04     25,000       24,925,694
-----------------------------------------------------------------------------------
  1.15%                                        03/04/05     25,000       24,852,417
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  1.56%(b)                                     01/28/05     25,000       24,997,442
-----------------------------------------------------------------------------------
  1.49%(c)                                     03/23/05     25,000       24,997,205
-----------------------------------------------------------------------------------
Unsec. Floating Rate Notes,
  1.57%(d)                                     04/28/05     50,000       49,995,053
-----------------------------------------------------------------------------------
  1.62%(d)                                     05/10/05     50,000       50,000,000
-----------------------------------------------------------------------------------
Unsec. Notes,
  1.93%                                        05/20/05      7,550        7,571,869
===================================================================================
                                                                        723,782,817
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-9.09%

Unsec. Disc. Notes,(a)
  1.54%                                        10/01/04    100,000       99,871,667
-----------------------------------------------------------------------------------
  1.54%                                        10/04/04     23,150       23,117,320
-----------------------------------------------------------------------------------
  1.58%                                        11/15/04     50,000       49,835,417
-----------------------------------------------------------------------------------
  1.60%                                        11/22/04     23,954       23,866,701
-----------------------------------------------------------------------------------
  1.67%                                        11/23/04     38,125       37,978,208
-----------------------------------------------------------------------------------
  1.67%                                        11/26/04     15,476       15,414,259
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  3.25%                                        11/15/04     39,000       39,163,611
===================================================================================
                                                                        289,247,183
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-7.51%

Unsec. Bonds,
  1.46%                                        11/17/04   $ 25,000   $   25,000,000
-----------------------------------------------------------------------------------
  1.47%                                        02/28/05     16,000       16,000,000
-----------------------------------------------------------------------------------
  1.50%                                        03/01/05     20,000       20,000,000
-----------------------------------------------------------------------------------
  1.31%                                        04/22/05     30,000       30,000,000
-----------------------------------------------------------------------------------
  1.30%                                        04/27/05     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.56%                                        05/20/05     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.53%(c)                                     01/05/05     25,000       24,999,567
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.44%(c)                                     03/15/05     28,000       27,997,744
-----------------------------------------------------------------------------------
  1.42%(b)                                     10/05/05     35,000       34,980,783
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  2.13%                                        12/15/04     10,000       10,016,054
===================================================================================
                                                                        238,994,148
===================================================================================

FEDERAL FARM CREDIT BANK-0.99%

Bonds,
  1.35%                                        11/03/04     10,000       10,004,349
-----------------------------------------------------------------------------------
  3.88%                                        12/15/04     21,115       21,281,860
===================================================================================
                                                                         31,286,209
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,283,310,357)                                           1,283,310,357
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,283,310,357)                               1,283,310,357
===================================================================================

REPURCHASE AGREEMENTS-59.71%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.58%(e)                                     09/01/04     75,000       75,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.58%(f)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.58%(g)                                     09/01/04    330,897      330,897,081
-----------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  1.58%(h)                                                 250,000      250,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.58%(i)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.58%(j)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.58%(k)                                     09/01/04    142,649      142,648,562
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co.
  1.58%(l)                                     09/01/04   $150,000   $  150,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.58%(m)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.58%(n)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.58%(o)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.58%(p)                                     09/01/04     50,862       50,861,905
===================================================================================
    Total Repurchase Agreements (Cost
      $1,899,407,548)                                                 1,899,407,548
===================================================================================
TOTAL INVESTMENTS-100.05% (Cost
  $3,182,717,905)(q)                                                  3,182,717,905
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.05%)                                    (1,723,941)
===================================================================================
NET ASSETS-100.00%                                                   $3,180,993,964
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2004.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2004.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(e) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $175,007,681. Collateralized by $167,623,000 U.S. Government obligations, 2.13% to 7.25% due 02/15/05 to 05/15/30 with an aggregate market value at August 31, 2004 of $178,500,291. The amount to be received upon repurchase by the Fund is $75,003,292.
(f) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $300,013,167. Collateralized by $300,389,000 U.S. Government obligations, 0% to 7.25% due 09/09/04 to 03/15/11 with an aggregate market value at August 31, 2004 of $306,000,390. The amount to be received upon repurchase by the Fund is $150,006,583.
(g) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at August 31, 2004 of $603,437,546. The amount to be received upon repurchase by the Fund is $330,911,604.
(h) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $271,505,000 U.S. Government obligations, 0% to 8.88% due 09/24/04 to 03/15/31 with an aggregate market value at August 31, 2004 of $255,473,393.
(i) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $216,646,000 U.S. Government obligations, 5.88% to 7.25% due 01/15/10 to 03/21/11 with an aggregate market value at August 31, 2004 of $255,000,902. The amount to be received upon repurchase by the Fund is $150,006,583.

(j)
    Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $175,007,681. Collateralized by $169,084,000 U.S. Government obligations, 4.75% to 6.38% due 06/15/09 to 07/28/16 with an aggregate market value at August 31, 2004 of $178,500,861. The amount to be received upon repurchase by the Fund is $150,006,583.
(k) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $260,045,000 U.S. Government obligations, 0% due 07/26/05 with an aggregate market value at August 31, 2004 of $255,000,121. The amount to be received upon repurchase by the Fund is $142,654,823.
(l) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $250,256,000 U.S. Government obligations, 1.50% to 7.54% due 08/15/05 to 09/15/29 with an aggregate market value at August 31, 2004 of $255,000,041. The amount to be received upon repurchase by the Fund is $150,006,583.
(m) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $264,065,000 U.S. Government obligations, 0% to 9.38% due 02/01/05 to 08/04/28 with an aggregate market value at August 31, 2004 of $255,002,677. The amount to be received upon repurchase by the Fund is $150,006,583.
(n) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $235,285,000 U.S. Government obligations, 4.72% to 7.00% due 05/19/09 to 05/6/13 with an aggregate market value at August 31, 2004 of $255,004,814. The amount to be received upon repurchase by the Fund is $150,006,583.
(o) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $175,007,681. Collateralized by $785,150,000 U.S. Government obligations, 0% to 0% due 01/15/11 to 09/08/28 with an aggregate market value at August 31, 2004 of $178,502,647. The amount to be received upon repurchase by the Fund is $150,006,583.
(p) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $100,004,389. Collateralized by $100,474,000 U.S. Government obligations, 0% to 6.35% due 09/07/04 to 06/28/19 with an aggregate market value at August 31, 2004 of $102,000,064. The amount to be received upon repurchase by the Fund is $50,864,137.
(q) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost $1,283,310,357)  $ 1,283,310,357
----------------------------------------------
Repurchase agreements (cost
  $1,899,407,548)                1,899,407,548
==============================================
    Total investments (cost
      $3,182,717,905)            3,182,717,905
==============================================
Receivables for:
  Interest                           1,691,526
----------------------------------------------
  Amount due from advisor               84,621
----------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                     102,684
----------------------------------------------
Other assets                           153,193
==============================================
    Total assets                 3,184,749,929
______________________________________________
==============================================

LIABILITIES:

Payables for:
  Dividends                          3,169,000
----------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                   167,326
----------------------------------------------
Accrued distribution fees              263,797
----------------------------------------------
Accrued trustees' fees                   4,566
----------------------------------------------
Accrued transfer agent fees            101,977
----------------------------------------------
Accrued operating expenses              49,299
==============================================
    Total liabilities                3,755,965
==============================================
Net assets applicable to
  shares outstanding           $ 3,180,993,964
______________________________________________
==============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $ 3,180,835,386
----------------------------------------------
  Undistributed net
    investment income                  243,783
----------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities              (85,205)
==============================================
                               $ 3,180,993,964
______________________________________________
==============================================


NET ASSETS:

Institutional Class            $ 1,271,846,516
______________________________________________
==============================================
Private Investment Class       $   484,966,916
______________________________________________
==============================================
Personal Investment Class      $    29,147,039
______________________________________________
==============================================
Cash Management Class          $ 1,005,026,565
______________________________________________
==============================================
Reserve Class                  $     2,838,943
______________________________________________
==============================================
Resource Class                 $   387,167,985
______________________________________________
==============================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class              1,271,782,245
______________________________________________
==============================================
Private Investment Class           484,952,821
______________________________________________
==============================================
Personal Investment Class           29,145,512
______________________________________________
==============================================
Cash Management Class            1,005,000,991
______________________________________________
==============================================
Reserve Class                        2,838,425
______________________________________________
==============================================
Resource Class                     387,150,624
______________________________________________
==============================================
Net asset value, offering and
  redemption price per share
  for each class               $          1.00
______________________________________________
==============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $36,369,425
=========================================================================

EXPENSES:

Advisory fees                                                   3,175,148
-------------------------------------------------------------------------
Administrative services fees                                      595,254
-------------------------------------------------------------------------
Custodian fees                                                    142,815
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,679,508
-------------------------------------------------------------------------
  Personal Investment Class                                       220,963
-------------------------------------------------------------------------
  Cash Management Class                                           886,266
-------------------------------------------------------------------------
  Reserve Class                                                    43,610
-------------------------------------------------------------------------
  Resource Class                                                  770,719
-------------------------------------------------------------------------
Transfer agent fees                                               549,807
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             59,941
-------------------------------------------------------------------------
Other                                                             358,163
=========================================================================
    Total expenses                                              9,482,194
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,538,458)
=========================================================================
    Net expenses                                                6,943,736
=========================================================================
Net investment income                                          29,425,689
=========================================================================
Net realized gain (loss) from investment securities               (11,053)
=========================================================================
Net increase in net assets resulting from operations          $29,414,636
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   29,425,689    $   40,002,788
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (11,053)           12,329
==============================================================================================
    Net increase in net assets resulting from operations          29,414,636        40,015,117
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (13,677,122)      (24,118,552)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (3,865,233)       (3,307,022)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (140,574)         (144,023)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (8,369,915)       (8,949,581)
----------------------------------------------------------------------------------------------
  Reserve Class                                                       (6,151)          (24,422)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (3,366,694)       (3,459,188)
==============================================================================================
    Decrease in net assets resulting from distributions          (29,425,689)      (40,002,788)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (231,876,703)     (121,014,268)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (18,397,524)      221,372,260
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        8,015,254        (2,661,304)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          264,197,055       187,010,362
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,326,568)       (3,716,885)
----------------------------------------------------------------------------------------------
  Resource Class                                                  15,740,626        60,736,321
==============================================================================================
    Net increase in net assets resulting from share
      transactions                                                36,352,140       341,726,486
==============================================================================================
    Net increase in net assets                                    36,341,087       341,738,815
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,144,652,877     2,802,914,062
==============================================================================================
  End of year (including undistributed net investment income of $243,783
    and $35,232 for 2004 and 2003, respectively).             $3,180,993,964    $3,144,652,877
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission (SEC), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% of net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above:
(i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $1,069,542.

    For the period ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $1,123 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses, along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $595,254 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $473,014 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,607,705, $162,039, $709,013, $37,941 and $616,575, respectively, after FMC waived Plan fees of $1,071,803, $58,924, $177,253, $5,669 and $154,144, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $11,764 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $29,425,689    $40,002,788
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                     2004
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      363,129
------------------------------------------------------------------------------
Temporary book/tax differences                                        (119,346)
------------------------------------------------------------------------------
Capital loss carryforward                                              (74,152)
------------------------------------------------------------------------------
Post-October capital loss deferral                                     (11,053)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,180,835,386
==============================================================================
    Total net assets                                            $3,180,993,964
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited based on the results of future transactions under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2004 which expires as follows:

                                                              CAPITAL LOSS
                         EXPIRATION                           CARRYFORWARD*
---------------------------------------------------------------------------
August 31, 2012                                                  $74,152
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications on August 31, 2004, undistributed net investment income was increased by $208,551 and undistributed net realized gain was decreased by $208,551. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                    CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                 ------------------------------------------------------------------------
                                                2004                                  2003
                                 ----------------------------------    ----------------------------------
                                     SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             23,890,333,792    $23,890,333,792     14,972,106,726    $14,972,106,726
---------------------------------------------------------------------------------------------------------
  Private Investment Class         2,585,408,773      2,585,408,773      1,587,921,767      1,587,921,767
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          464,895,117        464,895,117        214,329,634        214,329,634
---------------------------------------------------------------------------------------------------------
  Cash Management Class            8,499,877,511      8,499,877,511      6,305,834,137      6,305,834,137
---------------------------------------------------------------------------------------------------------
  Reserve Class                       95,748,163         95,748,163         75,893,471         75,893,471
---------------------------------------------------------------------------------------------------------
  Resource Class                   2,452,588,122      2,452,588,122      2,401,082,565      2,401,082,565
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                  4,258,038          4,258,038          7,283,525          7,283,525
---------------------------------------------------------------------------------------------------------
  Private Investment Class             1,651,889          1,651,889          2,063,336          2,063,336
---------------------------------------------------------------------------------------------------------
  Personal Investment Class                2,426              2,426             13,536             13,536
---------------------------------------------------------------------------------------------------------
  Cash Management Class                6,452,170          6,452,170          6,721,338          6,721,338
---------------------------------------------------------------------------------------------------------
  Reserve Class                            3,150              3,150             16,248             16,248
---------------------------------------------------------------------------------------------------------
  Resource Class                       1,959,022          1,959,022          2,326,289          2,326,289
=========================================================================================================
Reacquired:
  Institutional Class            (24,126,468,533)   (24,126,468,533)   (15,100,404,519)   (15,100,404,519)
---------------------------------------------------------------------------------------------------------
  Private Investment Class        (2,605,458,186)    (2,605,458,186)    (1,368,612,843)    (1,368,612,843)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class         (456,882,289)      (456,882,289)      (217,004,474)      (217,004,474)
---------------------------------------------------------------------------------------------------------
  Cash Management Class           (8,242,132,626)    (8,242,132,626)    (6,125,545,113)    (6,125,545,113)
---------------------------------------------------------------------------------------------------------
  Reserve Class                      (97,077,881)       (97,077,881)       (79,626,604)       (79,626,604)
---------------------------------------------------------------------------------------------------------
  Resource Class                  (2,438,806,518)    (2,438,806,518)    (2,342,672,533)    (2,342,672,533)
=========================================================================================================
                                      36,352,140    $    36,352,140        341,726,486    $   341,726,486
_________________________________________________________________________________________________________
=========================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19.77% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
       11.81% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         CASH MANAGEMENT CLASS
                                     -------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                     -------------------------------------------------------------
                                        2004            2003        2002        2001        2000
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $     1.00       $   1.00    $   1.00    $   1.00    $   1.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.01           0.01        0.02        0.05        0.06
--------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                  (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
==================================================================================================
Net asset value, end of period       $     1.00       $   1.00    $   1.00    $   1.00    $   1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                            0.95%          1.22%       2.01%       5.38%       5.95%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $1,005,027       $740,833    $553,821    $407,924    $223,495
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         0.20%(b)       0.20%       0.20%       0.17%       0.15%
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements                 0.25%(b)       0.25%       0.25%       0.25%       0.27%
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to
  average net assets                       0.95%(b)       1.20%       1.93%       5.06%       5.94%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $886,266,134.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         INSTITUTIONAL CLASS
                                  -----------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------------
                                     2004             2003          2002         2001        2000
---------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $     1.00       $     1.00    $     1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                 0.01             0.01          0.02        0.05        0.06
---------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                    (0.01)           (0.01)        (0.02)      (0.05)      (0.06)
===================================================================================================
Net asset value, end of period    $     1.00       $     1.00    $     1.00    $   1.00    $   1.00
___________________________________________________________________________________________________
===================================================================================================
Total return(a)                         1.03%            1.30%         2.09%       5.47%       6.03%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $1,271,847       $1,503,729    $1,624,735    $737,168    $399,390
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    expense reimbursements              0.12%(b)         0.12%         0.12%       0.09%       0.07%
---------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements              0.15%(b)         0.15%         0.15%       0.15%       0.17%
___________________________________________________________________________________________________
===================================================================================================
Ratio of net investment income
  to average net assets                 1.03%(b)         1.28%         2.01%       5.14%       6.02%
___________________________________________________________________________________________________
===================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,333,798,108.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                   PERSONAL INVESTMENT CLASS
                                ---------------------------------------------------------------
                                                                               JANUARY 31, 2000
                                                                                 (DATE SALES
                                           YEAR ENDED AUGUST 31,                COMMENCED) TO
                                -------------------------------------------       AUGUST 31,
                                 2004          2003       2002       2001            2000
-----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $  1.00       $  1.00    $  1.00    $  1.00        $  1.00
-----------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income            0.01          0.01       0.02(a)    0.05           0.03
-----------------------------------------------------------------------------------------------
Less dividends from net
  investment income               (0.01)        (0.01)     (0.02)     (0.05)         (0.03)
===============================================================================================
Net asset value, end of period  $  1.00       $  1.00    $  1.00    $  1.00        $  1.00
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                    0.48%         0.74%      1.58%      4.94%          3.38%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $29,147       $21,132    $23,793    $24,985        $14,426
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements         0.67%(c)      0.67%      0.62%      0.59%          0.57%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements         0.90%(c)      0.90%      0.90%      0.90%          0.92%(d)
_______________________________________________________________________________________________
===============================================================================================
Ratio of net investment income
  to average net assets            0.48%(c)      0.73%      1.51%      4.64%          5.52%(d)
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $29,461,713.
(d)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PRIVATE INVESTMENT CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.06
-------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.73%          0.99%       1.78%       5.15%       5.71%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $484,967       $503,365    $281,993    $254,318    $109,496
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.42%(b)       0.42%       0.42%       0.39%       0.37%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.65%(b)       0.65%       0.65%       0.65%       0.67%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.73%(b)       0.98%       1.71%       4.84%       5.72%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $535,901,634.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                          RESERVE CLASS
                                    ---------------------------------------------------------
                                                                                 JANUARY 26,
                                                                                    2000
                                                                                 (DATE SALES
                                             YEARS ENDED AUGUST 31,             COMMENCED) TO
                                    ----------------------------------------     AUGUST 31,
                                     2004         2003       2002      2001         2000
---------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $ 1.00       $  1.00    $ 1.00    $ 1.00       $ 1.00
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income               0.00         0.004      0.01      0.05         0.03
---------------------------------------------------------------------------------------------
Less dividends from net investment
  income                             (0.00)       (0.004)    (0.01)    (0.05)       (0.03)
=============================================================================================
Net asset value, end of period      $ 1.00       $  1.00    $ 1.00    $ 1.00       $ 1.00
_____________________________________________________________________________________________
=============================================================================================
Total return(a)                       0.15%         0.43%     1.27%     4.63%        3.27%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $2,839       $ 4,166    $7,882    $7,516       $2,662
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                    0.99%(b)      0.98%     0.92%     0.89%        0.87%(c)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements            1.15%(b)      1.15%     1.15%     1.15%        1.17%(c)
_____________________________________________________________________________________________
=============================================================================================
Ratio of net investment income to
  average net assets                  0.16%(b)      0.42%     1.21%     4.34%        5.22%(c)
_____________________________________________________________________________________________
=============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $4,361,033.
(c)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                            RESOURCE CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.06
-------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.87%          1.13%       1.92%       5.30%       5.86%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $387,168       $371,428    $310,690    $293,644    $233,620
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.28%(b)       0.28%       0.28%       0.25%       0.23%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.35%(b)       0.35%       0.35%       0.35%       0.37%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.87%(b)       1.12%       1.85%       4.98%       5.86%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $385,359,266.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing


  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing


  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the

AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Government & Agency Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government & Agency Portfolio ("Fund"), an investment portfolio of Short-Term Investments Trust ("Trust"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr. .........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D. ...........................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

                          ANNUAL REPORT / AUGUST 31, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                         GOVERNMENT & AGENCY PORTFOLIO

                                 RESOURCE CLASS

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

GAP-AR-4

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--Registered Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged
                    Standard & Poor's Composite Index of 500 Stocks (the S&P
                    500--Registered Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust Government & Agency Portfolio's Resource Class were 1.26% and 1.19%, respectively. Seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity
(WAM) remained in the 24- to 52-day range; at the close of the reporting period, the WAM stood at 31



========================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                            63.9%

8-30                            3.7

31-60                           6.2

61-90                          19.2

91-150                          2.3

151-210                         1.9

211+                            2.8

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                                                                     (continued)
days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Resource Class stood at $387.2 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm-G from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. Fund shares are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other investment agency.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



================================================================================
       The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMinvestments.com FOR THE MOST RECENT MONTH-END PERFORMANCE.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

===============================================================================================
                                                                           HYPOTHETICAL
                                              ACTUAL                    (5% ANNUAL RETURN
                                                                         BEFORE EXPENSES)

                BEGINNING           ENDING            EXPENSES        ENDING         EXPENSES
              ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING    ACCOUNT VALUE    PAID DURING
               (03/01/04)        (08/31/04)(1)       PERIOD(2)      (08/31/04)       PERIOD(2)
RESOURCE       $1,000.00           $1,004.60           $1.41         $1,023.73         $1.42


(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.46% for Resource class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.99% for Resource class shares) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
===============================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-40.34%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-22.75%

Unsec. Disc. Notes,(a)
  1.35%                                        09/13/04   $ 15,000   $   14,993,275
-----------------------------------------------------------------------------------
  1.36%                                        09/17/04     25,000       24,984,889
-----------------------------------------------------------------------------------
  1.52%                                        10/20/04     50,000       49,896,555
-----------------------------------------------------------------------------------
  1.54%                                        11/03/04     35,000       34,905,675
-----------------------------------------------------------------------------------
  1.41%                                        11/10/04    289,000      288,111,700
-----------------------------------------------------------------------------------
  1.59%                                        11/12/04     11,900       11,862,158
-----------------------------------------------------------------------------------
  1.50%                                        11/22/04     75,000       74,744,319
-----------------------------------------------------------------------------------
  1.29%                                        12/01/04     17,000       16,944,566
-----------------------------------------------------------------------------------
  1.07%                                        12/10/04     25,000       24,925,694
-----------------------------------------------------------------------------------
  1.15%                                        03/04/05     25,000       24,852,417
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  1.56%(b)                                     01/28/05     25,000       24,997,442
-----------------------------------------------------------------------------------
  1.49%(c)                                     03/23/05     25,000       24,997,205
-----------------------------------------------------------------------------------
Unsec. Floating Rate Notes,
  1.57%(d)                                     04/28/05     50,000       49,995,053
-----------------------------------------------------------------------------------
  1.62%(d)                                     05/10/05     50,000       50,000,000
-----------------------------------------------------------------------------------
Unsec. Notes,
  1.93%                                        05/20/05      7,550        7,571,869
===================================================================================
                                                                        723,782,817
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-9.09%

Unsec. Disc. Notes,(a)
  1.54%                                        10/01/04    100,000       99,871,667
-----------------------------------------------------------------------------------
  1.54%                                        10/04/04     23,150       23,117,320
-----------------------------------------------------------------------------------
  1.58%                                        11/15/04     50,000       49,835,417
-----------------------------------------------------------------------------------
  1.60%                                        11/22/04     23,954       23,866,701
-----------------------------------------------------------------------------------
  1.67%                                        11/23/04     38,125       37,978,208
-----------------------------------------------------------------------------------
  1.67%                                        11/26/04     15,476       15,414,259
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  3.25%                                        11/15/04     39,000       39,163,611
===================================================================================
                                                                        289,247,183
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-7.51%

Unsec. Bonds,
  1.46%                                        11/17/04   $ 25,000   $   25,000,000
-----------------------------------------------------------------------------------
  1.47%                                        02/28/05     16,000       16,000,000
-----------------------------------------------------------------------------------
  1.50%                                        03/01/05     20,000       20,000,000
-----------------------------------------------------------------------------------
  1.31%                                        04/22/05     30,000       30,000,000
-----------------------------------------------------------------------------------
  1.30%                                        04/27/05     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.56%                                        05/20/05     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
  1.53%(c)                                     01/05/05     25,000       24,999,567
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.44%(c)                                     03/15/05     28,000       27,997,744
-----------------------------------------------------------------------------------
  1.42%(b)                                     10/05/05     35,000       34,980,783
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  2.13%                                        12/15/04     10,000       10,016,054
===================================================================================
                                                                        238,994,148
===================================================================================

FEDERAL FARM CREDIT BANK-0.99%

Bonds,
  1.35%                                        11/03/04     10,000       10,004,349
-----------------------------------------------------------------------------------
  3.88%                                        12/15/04     21,115       21,281,860
===================================================================================
                                                                         31,286,209
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,283,310,357)                                           1,283,310,357
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,283,310,357)                               1,283,310,357
===================================================================================

REPURCHASE AGREEMENTS-59.71%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.58%(e)                                     09/01/04     75,000       75,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.58%(f)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.58%(g)                                     09/01/04    330,897      330,897,081
-----------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  1.58%(h)                                                 250,000      250,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.58%(i)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.58%(j)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.58%(k)                                     09/01/04    142,649      142,648,562
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co.
  1.58%(l)                                     09/01/04   $150,000   $  150,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.58%(m)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.58%(n)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.58%(o)                                     09/01/04    150,000      150,000,000
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.58%(p)                                     09/01/04     50,862       50,861,905
===================================================================================
    Total Repurchase Agreements (Cost
      $1,899,407,548)                                                 1,899,407,548
===================================================================================
TOTAL INVESTMENTS-100.05% (Cost
  $3,182,717,905)(q)                                                  3,182,717,905
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.05%)                                    (1,723,941)
===================================================================================
NET ASSETS-100.00%                                                   $3,180,993,964
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2004.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2004.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(e) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $175,007,681. Collateralized by $167,623,000 U.S. Government obligations, 2.13% to 7.25% due 02/15/05 to 05/15/30 with an aggregate market value at August 31, 2004 of $178,500,291. The amount to be received upon repurchase by the Fund is $75,003,292.
(f) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $300,013,167. Collateralized by $300,389,000 U.S. Government obligations, 0% to 7.25% due 09/09/04 to 03/15/11 with an aggregate market value at August 31, 2004 of $306,000,390. The amount to be received upon repurchase by the Fund is $150,006,583.
(g) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at August 31, 2004 of $603,437,546. The amount to be received upon repurchase by the Fund is $330,911,604.
(h) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $271,505,000 U.S. Government obligations, 0% to 8.88% due 09/24/04 to 03/15/31 with an aggregate market value at August 31, 2004 of $255,473,393.
(i) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $216,646,000 U.S. Government obligations, 5.88% to 7.25% due 01/15/10 to 03/21/11 with an aggregate market value at August 31, 2004 of $255,000,902. The amount to be received upon repurchase by the Fund is $150,006,583.

(j)
    Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $175,007,681. Collateralized by $169,084,000 U.S. Government obligations, 4.75% to 6.38% due 06/15/09 to 07/28/16 with an aggregate market value at August 31, 2004 of $178,500,861. The amount to be received upon repurchase by the Fund is $150,006,583.
(k) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $260,045,000 U.S. Government obligations, 0% due 07/26/05 with an aggregate market value at August 31, 2004 of $255,000,121. The amount to be received upon repurchase by the Fund is $142,654,823.
(l) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $250,256,000 U.S. Government obligations, 1.50% to 7.54% due 08/15/05 to 09/15/29 with an aggregate market value at August 31, 2004 of $255,000,041. The amount to be received upon repurchase by the Fund is $150,006,583.
(m) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $264,065,000 U.S. Government obligations, 0% to 9.38% due 02/01/05 to 08/04/28 with an aggregate market value at August 31, 2004 of $255,002,677. The amount to be received upon repurchase by the Fund is $150,006,583.
(n) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $235,285,000 U.S. Government obligations, 4.72% to 7.00% due 05/19/09 to 05/6/13 with an aggregate market value at August 31, 2004 of $255,004,814. The amount to be received upon repurchase by the Fund is $150,006,583.
(o) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $175,007,681. Collateralized by $785,150,000 U.S. Government obligations, 0% to 0% due 01/15/11 to 09/08/28 with an aggregate market value at August 31, 2004 of $178,502,647. The amount to be received upon repurchase by the Fund is $150,006,583.
(p) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $100,004,389. Collateralized by $100,474,000 U.S. Government obligations, 0% to 6.35% due 09/07/04 to 06/28/19 with an aggregate market value at August 31, 2004 of $102,000,064. The amount to be received upon repurchase by the Fund is $50,864,137.
(q) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost $1,283,310,357)  $ 1,283,310,357
----------------------------------------------
Repurchase agreements (cost
  $1,899,407,548)                1,899,407,548
==============================================
    Total investments (cost
      $3,182,717,905)            3,182,717,905
==============================================
Receivables for:
  Interest                           1,691,526
----------------------------------------------
  Amount due from advisor               84,621
----------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                     102,684
----------------------------------------------
Other assets                           153,193
==============================================
    Total assets                 3,184,749,929
______________________________________________
==============================================

LIABILITIES:

Payables for:
  Dividends                          3,169,000
----------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                   167,326
----------------------------------------------
Accrued distribution fees              263,797
----------------------------------------------
Accrued trustees' fees                   4,566
----------------------------------------------
Accrued transfer agent fees            101,977
----------------------------------------------
Accrued operating expenses              49,299
==============================================
    Total liabilities                3,755,965
==============================================
Net assets applicable to
  shares outstanding           $ 3,180,993,964
______________________________________________
==============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $ 3,180,835,386
----------------------------------------------
  Undistributed net
    investment income                  243,783
----------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities              (85,205)
==============================================
                               $ 3,180,993,964
______________________________________________
==============================================


NET ASSETS:

Institutional Class            $ 1,271,846,516
______________________________________________
==============================================
Private Investment Class       $   484,966,916
______________________________________________
==============================================
Personal Investment Class      $    29,147,039
______________________________________________
==============================================
Cash Management Class          $ 1,005,026,565
______________________________________________
==============================================
Reserve Class                  $     2,838,943
______________________________________________
==============================================
Resource Class                 $   387,167,985
______________________________________________
==============================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class              1,271,782,245
______________________________________________
==============================================
Private Investment Class           484,952,821
______________________________________________
==============================================
Personal Investment Class           29,145,512
______________________________________________
==============================================
Cash Management Class            1,005,000,991
______________________________________________
==============================================
Reserve Class                        2,838,425
______________________________________________
==============================================
Resource Class                     387,150,624
______________________________________________
==============================================
Net asset value, offering and
  redemption price per share
  for each class               $          1.00
______________________________________________
==============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $36,369,425
=========================================================================

EXPENSES:

Advisory fees                                                   3,175,148
-------------------------------------------------------------------------
Administrative services fees                                      595,254
-------------------------------------------------------------------------
Custodian fees                                                    142,815
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,679,508
-------------------------------------------------------------------------
  Personal Investment Class                                       220,963
-------------------------------------------------------------------------
  Cash Management Class                                           886,266
-------------------------------------------------------------------------
  Reserve Class                                                    43,610
-------------------------------------------------------------------------
  Resource Class                                                  770,719
-------------------------------------------------------------------------
Transfer agent fees                                               549,807
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             59,941
-------------------------------------------------------------------------
Other                                                             358,163
=========================================================================
    Total expenses                                              9,482,194
=========================================================================
Less: Fees waived and expenses reimbursed                      (2,538,458)
=========================================================================
    Net expenses                                                6,943,736
=========================================================================
Net investment income                                          29,425,689
=========================================================================
Net realized gain (loss) from investment securities               (11,053)
=========================================================================
Net increase in net assets resulting from operations          $29,414,636
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   29,425,689    $   40,002,788
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (11,053)           12,329
==============================================================================================
    Net increase in net assets resulting from operations          29,414,636        40,015,117
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (13,677,122)      (24,118,552)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (3,865,233)       (3,307,022)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (140,574)         (144,023)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (8,369,915)       (8,949,581)
----------------------------------------------------------------------------------------------
  Reserve Class                                                       (6,151)          (24,422)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (3,366,694)       (3,459,188)
==============================================================================================
    Decrease in net assets resulting from distributions          (29,425,689)      (40,002,788)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (231,876,703)     (121,014,268)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (18,397,524)      221,372,260
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        8,015,254        (2,661,304)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          264,197,055       187,010,362
----------------------------------------------------------------------------------------------
  Reserve Class                                                   (1,326,568)       (3,716,885)
----------------------------------------------------------------------------------------------
  Resource Class                                                  15,740,626        60,736,321
==============================================================================================
    Net increase in net assets resulting from share
      transactions                                                36,352,140       341,726,486
==============================================================================================
    Net increase in net assets                                    36,341,087       341,738,815
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,144,652,877     2,802,914,062
==============================================================================================
  End of year (including undistributed net investment income of $243,783
    and $35,232 for 2004 and 2003, respectively).             $3,180,993,964    $3,144,652,877
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission (SEC), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% of net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above:
(i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $1,069,542.

    For the period ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $1,123 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses, along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $595,254 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $473,014 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,607,705, $162,039, $709,013, $37,941 and $616,575, respectively, after FMC waived Plan fees of $1,071,803, $58,924, $177,253, $5,669 and $154,144, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $11,764 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $29,425,689    $40,002,788
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                     2004
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      363,129
------------------------------------------------------------------------------
Temporary book/tax differences                                        (119,346)
------------------------------------------------------------------------------
Capital loss carryforward                                              (74,152)
------------------------------------------------------------------------------
Post-October capital loss deferral                                     (11,053)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,180,835,386
==============================================================================
    Total net assets                                            $3,180,993,964
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited based on the results of future transactions under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of August 31, 2004 which expires as follows:

                                                              CAPITAL LOSS
                         EXPIRATION                           CARRYFORWARD*
---------------------------------------------------------------------------
August 31, 2012                                                  $74,152
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications on August 31, 2004, undistributed net investment income was increased by $208,551 and undistributed net realized gain was decreased by $208,551. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                    CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                 ------------------------------------------------------------------------
                                                2004                                  2003
                                 ----------------------------------    ----------------------------------
                                     SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             23,890,333,792    $23,890,333,792     14,972,106,726    $14,972,106,726
---------------------------------------------------------------------------------------------------------
  Private Investment Class         2,585,408,773      2,585,408,773      1,587,921,767      1,587,921,767
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          464,895,117        464,895,117        214,329,634        214,329,634
---------------------------------------------------------------------------------------------------------
  Cash Management Class            8,499,877,511      8,499,877,511      6,305,834,137      6,305,834,137
---------------------------------------------------------------------------------------------------------
  Reserve Class                       95,748,163         95,748,163         75,893,471         75,893,471
---------------------------------------------------------------------------------------------------------
  Resource Class                   2,452,588,122      2,452,588,122      2,401,082,565      2,401,082,565
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                  4,258,038          4,258,038          7,283,525          7,283,525
---------------------------------------------------------------------------------------------------------
  Private Investment Class             1,651,889          1,651,889          2,063,336          2,063,336
---------------------------------------------------------------------------------------------------------
  Personal Investment Class                2,426              2,426             13,536             13,536
---------------------------------------------------------------------------------------------------------
  Cash Management Class                6,452,170          6,452,170          6,721,338          6,721,338
---------------------------------------------------------------------------------------------------------
  Reserve Class                            3,150              3,150             16,248             16,248
---------------------------------------------------------------------------------------------------------
  Resource Class                       1,959,022          1,959,022          2,326,289          2,326,289
=========================================================================================================
Reacquired:
  Institutional Class            (24,126,468,533)   (24,126,468,533)   (15,100,404,519)   (15,100,404,519)
---------------------------------------------------------------------------------------------------------
  Private Investment Class        (2,605,458,186)    (2,605,458,186)    (1,368,612,843)    (1,368,612,843)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class         (456,882,289)      (456,882,289)      (217,004,474)      (217,004,474)
---------------------------------------------------------------------------------------------------------
  Cash Management Class           (8,242,132,626)    (8,242,132,626)    (6,125,545,113)    (6,125,545,113)
---------------------------------------------------------------------------------------------------------
  Reserve Class                      (97,077,881)       (97,077,881)       (79,626,604)       (79,626,604)
---------------------------------------------------------------------------------------------------------
  Resource Class                  (2,438,806,518)    (2,438,806,518)    (2,342,672,533)    (2,342,672,533)
=========================================================================================================
                                      36,352,140    $    36,352,140        341,726,486    $   341,726,486
_________________________________________________________________________________________________________
=========================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19.77% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
       11.81% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         CASH MANAGEMENT CLASS
                                     -------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                     -------------------------------------------------------------
                                        2004            2003        2002        2001        2000
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $     1.00       $   1.00    $   1.00    $   1.00    $   1.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.01           0.01        0.02        0.05        0.06
--------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                  (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
==================================================================================================
Net asset value, end of period       $     1.00       $   1.00    $   1.00    $   1.00    $   1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                            0.95%          1.22%       2.01%       5.38%       5.95%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $1,005,027       $740,833    $553,821    $407,924    $223,495
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         0.20%(b)       0.20%       0.20%       0.17%       0.15%
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements                 0.25%(b)       0.25%       0.25%       0.25%       0.27%
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to
  average net assets                       0.95%(b)       1.20%       1.93%       5.06%       5.94%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $886,266,134.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         INSTITUTIONAL CLASS
                                  -----------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------------
                                     2004             2003          2002         2001        2000
---------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $     1.00       $     1.00    $     1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                 0.01             0.01          0.02        0.05        0.06
---------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                    (0.01)           (0.01)        (0.02)      (0.05)      (0.06)
===================================================================================================
Net asset value, end of period    $     1.00       $     1.00    $     1.00    $   1.00    $   1.00
___________________________________________________________________________________________________
===================================================================================================
Total return(a)                         1.03%            1.30%         2.09%       5.47%       6.03%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $1,271,847       $1,503,729    $1,624,735    $737,168    $399,390
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    expense reimbursements              0.12%(b)         0.12%         0.12%       0.09%       0.07%
---------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements              0.15%(b)         0.15%         0.15%       0.15%       0.17%
___________________________________________________________________________________________________
===================================================================================================
Ratio of net investment income
  to average net assets                 1.03%(b)         1.28%         2.01%       5.14%       6.02%
___________________________________________________________________________________________________
===================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,333,798,108.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                   PERSONAL INVESTMENT CLASS
                                ---------------------------------------------------------------
                                                                               JANUARY 31, 2000
                                                                                 (DATE SALES
                                           YEAR ENDED AUGUST 31,                COMMENCED) TO
                                -------------------------------------------       AUGUST 31,
                                 2004          2003       2002       2001            2000
-----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $  1.00       $  1.00    $  1.00    $  1.00        $  1.00
-----------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income            0.01          0.01       0.02(a)    0.05           0.03
-----------------------------------------------------------------------------------------------
Less dividends from net
  investment income               (0.01)        (0.01)     (0.02)     (0.05)         (0.03)
===============================================================================================
Net asset value, end of period  $  1.00       $  1.00    $  1.00    $  1.00        $  1.00
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                    0.48%         0.74%      1.58%      4.94%          3.38%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $29,147       $21,132    $23,793    $24,985        $14,426
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements         0.67%(c)      0.67%      0.62%      0.59%          0.57%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements         0.90%(c)      0.90%      0.90%      0.90%          0.92%(d)
_______________________________________________________________________________________________
===============================================================================================
Ratio of net investment income
  to average net assets            0.48%(c)      0.73%      1.51%      4.64%          5.52%(d)
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $29,461,713.
(d)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PRIVATE INVESTMENT CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.06
-------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.73%          0.99%       1.78%       5.15%       5.71%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $484,967       $503,365    $281,993    $254,318    $109,496
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.42%(b)       0.42%       0.42%       0.39%       0.37%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.65%(b)       0.65%       0.65%       0.65%       0.67%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.73%(b)       0.98%       1.71%       4.84%       5.72%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $535,901,634.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                          RESERVE CLASS
                                    ---------------------------------------------------------
                                                                                 JANUARY 26,
                                                                                    2000
                                                                                 (DATE SALES
                                             YEARS ENDED AUGUST 31,             COMMENCED) TO
                                    ----------------------------------------     AUGUST 31,
                                     2004         2003       2002      2001         2000
---------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $ 1.00       $  1.00    $ 1.00    $ 1.00       $ 1.00
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income               0.00         0.004      0.01      0.05         0.03
---------------------------------------------------------------------------------------------
Less dividends from net investment
  income                             (0.00)       (0.004)    (0.01)    (0.05)       (0.03)
=============================================================================================
Net asset value, end of period      $ 1.00       $  1.00    $ 1.00    $ 1.00       $ 1.00
_____________________________________________________________________________________________
=============================================================================================
Total return(a)                       0.15%         0.43%     1.27%     4.63%        3.27%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $2,839       $ 4,166    $7,882    $7,516       $2,662
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                    0.99%(b)      0.98%     0.92%     0.89%        0.87%(c)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements            1.15%(b)      1.15%     1.15%     1.15%        1.17%(c)
_____________________________________________________________________________________________
=============================================================================================
Ratio of net investment income to
  average net assets                  0.16%(b)      0.42%     1.21%     4.34%        5.22%(c)
_____________________________________________________________________________________________
=============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $4,361,033.
(c)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                            RESOURCE CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.06
-------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.87%          1.13%       1.92%       5.30%       5.86%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $387,168       $371,428    $310,690    $293,644    $233,620
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.28%(b)       0.28%       0.28%       0.25%       0.23%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.35%(b)       0.35%       0.35%       0.35%       0.37%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.87%(b)       1.12%       1.85%       4.98%       5.86%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $385,359,266.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing


  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing


  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the

AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Government & Agency Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government & Agency Portfolio ("Fund"), an investment portfolio of Short-Term Investments Trust ("Trust"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr. .........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D. ...........................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

                        ANNUAL REPORT / AUGUST 31, 2004

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                       GOVERNMENT TAXADVANTAGE PORTFOLIO

                             CASH MANAGEMENT CLASS

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--


TAP-AR-3

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Federal Reserve Beige Books
GRAHAM]             published during the fiscal year ended August 31, 2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P 500--Registered
                    Trademark-- Index returned 11.45% during the fiscal year.
                    The unmanaged Standard & Poor's Composite Index of 500
                    Stocks (the S&P 500--Registered Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust Government TaxAdvantage Portfolio's Cash Management Class were 1.27% and 1.22%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 11- to 56-day range; at the close of the reporting period, the WAM stood at 11 days. The portfolio continued to maintain a relatively short maturity structure to take advantage

======================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              87.9%

8-14                              0.0

15-60                             2.8

61-120                            8.2

121-180                           0.0

181-240                           1.1

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
======================================


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                                                                     (continued)
of any sudden rise in market yields. At the close of the fiscal year, net assets of the Cash Management Class stood at $5.1 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. Fund shares are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other investment agency.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



================================================================================
       The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMinvestments.com FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


============================================================================================
                                                                            HYPOTHETICAL
                                              ACTUAL                     (5% ANNUAL RETURN
                                                                          BEFORE EXPENSES)

                    BEGINNING         ENDING        EXPENSES       ENDING          EXPENSES
                  ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING  ACCOUNT VALUE    PAID DURING
                   (03/01/04)      (08/31/04)(1)    PERIOD(2)    (08/31/04)       PERIOD(2)

CASH
MANAGEMENT          $1,000.00        $1,004.80        $1.01        $1,024.13        $1.02

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.48% for Cash Management class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.20% for Cash Management class shares) multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period).
============================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)        VALUE
---------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-100.03%

FEDERAL FARM CREDIT BANK-1.41%

Disc. Notes,(a)
  1.26%                                        09/01/04   $  5,000   $  5,000,000
=================================================================================
FEDERAL HOME LOAN BANK-98.62%

Unsec. Bonds,
  4.13%                                        11/15/04      1,965      1,974,791
---------------------------------------------------------------------------------
  6.25%                                        11/15/04      1,000      1,009,261
---------------------------------------------------------------------------------
  5.25%                                        11/24/04      1,000      1,008,424
---------------------------------------------------------------------------------
  1.47%                                        02/28/05      2,000      2,000,000
---------------------------------------------------------------------------------
  1.31%                                        04/22/05      2,000      2,000,000
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.44%                                        09/01/04    281,413    281,413,000
---------------------------------------------------------------------------------
  1.47%                                        09/03/04     25,000     24,997,965
---------------------------------------------------------------------------------
  1.63%                                        11/19/04     15,000     14,946,511
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(b)
  1.44%                                        03/15/05     10,000      9,999,194
---------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.88%                                        12/15/04     10,000     10,065,895
=================================================================================
                                                                      349,415,041
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $354,415,041)                                             354,415,041
=================================================================================
TOTAL INVESTMENTS-100.03% (Cost
  $354,415,041)(c)                                                    354,415,041
=================================================================================
OTHER ASSETS LESS LIABILITIES-(0.03%)                                    (106,998)
=================================================================================
NET ASSETS-100.00%                                                   $354,308,043
_________________________________________________________________________________
=================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 08/31/04.
(c) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments at value (cost $354,415,041)                      $   354,415,041
-----------------------------------------------------------------------------
Cash                                                                   65,384
=============================================================================
Receivables for:
  Interest                                                            183,746
-----------------------------------------------------------------------------
  Amount due from advisor                                              13,287
-----------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement
  plans                                                                57,206
-----------------------------------------------------------------------------
Other assets                                                           21,643
=============================================================================
    Total assets                                                  354,756,307
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Dividends                                                           286,459
-----------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                   72,380
-----------------------------------------------------------------------------
Accrued distribution fees                                              54,626
-----------------------------------------------------------------------------
Accrued trustees' fees                                                  1,411
-----------------------------------------------------------------------------
Accrued transfer agent fees                                             6,261
-----------------------------------------------------------------------------
Accrued operating expenses                                             27,127
=============================================================================
    Total liabilities                                                 448,264
=============================================================================
Net assets applicable to shares outstanding                   $   354,308,043
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $   354,306,260
-----------------------------------------------------------------------------
  Undistributed net investment income                                   1,783
=============================================================================
                                                              $   354,308,043
_____________________________________________________________________________
=============================================================================


NET ASSETS:

Institutional Class                                           $    56,191,975
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   276,399,781
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $     6,086,744
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $     5,073,016
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $             1
_____________________________________________________________________________
=============================================================================
Resource Class                                                $    10,556,526
_____________________________________________________________________________
=============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Institutional Class                                                56,164,476
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          276,425,013
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                           6,088,800
_____________________________________________________________________________
=============================================================================
Cash Management Class                                               5,071,213
_____________________________________________________________________________
=============================================================================
Reserve Class                                                               1
_____________________________________________________________________________
=============================================================================
Resource Class                                                     10,558,396
_____________________________________________________________________________
=============================================================================
  Net asset value, offering and redemption price per share
    for each class                                            $          1.00
_____________________________________________________________________________
=============================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $2,140,690
========================================================================

EXPENSES:

Advisory fees                                                    390,831
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     8,703
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       485,892
------------------------------------------------------------------------
  Personal Investment Class                                       50,622
------------------------------------------------------------------------
  Cash Management Class                                            4,971
------------------------------------------------------------------------
  Reserve Class                                                       10
------------------------------------------------------------------------
  Resource Class                                                  22,064
------------------------------------------------------------------------
Transfer agent fees                                               43,348
------------------------------------------------------------------------
Trustees' fees and retirement benefits                            13,296
------------------------------------------------------------------------
Other                                                            137,451
========================================================================
    Total expenses                                             1,207,188
========================================================================
Less: Fees waived and expenses reimbursed                       (670,676)
========================================================================
    Net expenses                                                 536,512
========================================================================
Net investment income                                          1,604,178
========================================================================
Net realized gain from investment securities                         172
========================================================================
Net increase in net assets resulting from operations          $1,604,350
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,604,178    $  2,652,955
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         172          24,340
==========================================================================================
    Net increase in net assets resulting from operations         1,604,350       2,677,295
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (708,845)       (839,275)
------------------------------------------------------------------------------------------
  Private Investment Class                                        (734,604)     (1,252,576)
------------------------------------------------------------------------------------------
  Personal Investment Class                                        (27,753)        (52,141)
------------------------------------------------------------------------------------------
  Cash Management Class                                            (44,639)       (260,942)
------------------------------------------------------------------------------------------
  Reserve Class                                                         (1)            (29)
------------------------------------------------------------------------------------------
  Resource Class                                                   (88,336)       (247,992)
==========================================================================================
    Total distributions from net investment income              (1,604,178)     (2,652,955)
==========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                              (19,648)        (17,975)
------------------------------------------------------------------------------------------
  Private Investment Class                                         (21,972)        (42,461)
------------------------------------------------------------------------------------------
  Personal Investment Class                                         (1,354)         (2,054)
------------------------------------------------------------------------------------------
  Cash Management Class                                               (501)         (7,634)
------------------------------------------------------------------------------------------
  Resource Class                                                    (2,531)         (4,877)
==========================================================================================
    Total distributions from net realized gains                    (46,006)        (75,001)
==========================================================================================
    Decrease in net assets resulting from distributions         (1,650,184)     (2,727,956)
==========================================================================================
Share transactions-net:
  Institutional Class                                          (28,777,332)     17,228,188
------------------------------------------------------------------------------------------
  Private Investment Class                                     191,284,045     (25,880,227)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       (327,170)     (2,540,757)
------------------------------------------------------------------------------------------
  Cash Management Class                                          2,510,283     (14,684,754)
------------------------------------------------------------------------------------------
  Reserve Class                                                    (15,793)         15,794
------------------------------------------------------------------------------------------
  Resource Class                                                (4,676,751)    (14,472,970)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       159,997,282     (40,334,726)
==========================================================================================
    Net increase (decrease) in net assets                      159,951,448     (40,385,387)
==========================================================================================

NET ASSETS:

  Beginning of year                                            194,356,595     234,741,982
==========================================================================================
  End of year (including undistributed net investment income
    of $1,783 and $392 for 2004 and 2003, respectively)       $354,308,043    $194,356,595
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                      RATE
---------------------------------------------------------------------
First $250 million                                              0.20%
---------------------------------------------------------------------
Over $250 million to $500 million                               0.15%
---------------------------------------------------------------------
Over $500 million                                               0.10%
_____________________________________________________________________
=====================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% of net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $390,831 and reimbursed expenses of $17,991.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $50,000 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $27,427 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $242,946, $37,123 $3,977, $8 and $17,651, respectively, after FMC waived Plan fees of $242,946, $13,499, $994, $2 and $4,413, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $3,745 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004          2003
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $1,650,184    $2,727,956
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                                  2004
------------------------------------------------------------------------------------------
Undistributed ordinary income                                                 $     74,475
------------------------------------------------------------------------------------------
Temporary book/tax differences                                                     (72,692)
------------------------------------------------------------------------------------------
Shares of beneficial interest                                                  354,306,260
==========================================================================================
    Total net assets                                                          $354,308,043
__________________________________________________________________________________________
==========================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.


NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of excise tax payments and distribution reclassifications, on August 31, 2004, undistributed net investment income was increased by $1,391, undistributed net realized gain (loss) was decreased by $144 and shares of beneficial interest decreased by $1,247. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                  CHANGES IN SHARES OUTSTANDING()(b)
------------------------------------------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------------
                                                   2004                              2003
                                      ------------------------------    ------------------------------
                                         SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                   262,259,706    $ 262,259,706      342,666,838    $ 342,666,838
------------------------------------------------------------------------------------------------------
  Private Investment Class              772,897,565      772,897,565      805,981,277      805,981,277
------------------------------------------------------------------------------------------------------
  Personal Investment Class              14,745,458       14,745,458       12,458,739       12,458,739
------------------------------------------------------------------------------------------------------
  Cash Management Class                  32,217,350       32,217,350      414,298,328      414,298,328
------------------------------------------------------------------------------------------------------
  Reserve Class(a)                                8                8          824,453          824,453
------------------------------------------------------------------------------------------------------
  Resource Class                          7,770,331        7,770,331      285,091,420      285,091,420
======================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                       122,658          122,658          211,442          211,442
------------------------------------------------------------------------------------------------------
  Private Investment Class                  195,133          195,133          654,592          654,592
------------------------------------------------------------------------------------------------------
  Personal Investment Class                     800              800            6,695            6,695
------------------------------------------------------------------------------------------------------
  Cash Management Class                      40,970           40,970          294,784          294,784
------------------------------------------------------------------------------------------------------
  Resource Class                             86,813           86,813          264,640          264,640
======================================================================================================
Reacquired:
  Institutional Class                  (291,159,696)    (291,159,696)    (325,650,092)    (325,650,092)
------------------------------------------------------------------------------------------------------
  Private Investment Class             (581,808,653)    (581,808,653)    (832,516,096)    (832,516,096)
------------------------------------------------------------------------------------------------------
  Personal Investment Class             (15,073,428)     (15,073,428)     (15,006,191)     (15,006,191)
------------------------------------------------------------------------------------------------------
  Cash Management Class                 (29,748,037)     (29,748,037)    (429,277,866)    (429,277,866)
------------------------------------------------------------------------------------------------------
  Reserve Class(a)                          (15,801)         (15,801)        (808,659)        (808,659)
------------------------------------------------------------------------------------------------------
  Resource Class                        (12,533,895)     (12,533,895)    (299,829,030)    (299,829,030)
======================================================================================================
                                        159,997,282    $ 159,997,282      (40,334,726)   $ (40,334,726)
______________________________________________________________________________________________________
======================================================================================================

(a)  Reserve Class commenced sales on June 23, 2003.
(b) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 73.41% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities, brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         CASH MANAGEMENT CLASS
                                         ------------------------------------------------------
                                                                                  DECEMBER 31,
                                                                                      1999
                                                                                   (DATE SALES
                                                 YEAR ENDED AUGUST 31,            COMMENCED) TO
                                         --------------------------------------    AUGUST 31,
                                          2004        2003     2002      2001         2000
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 1.00      $ 1.00   $  1.00   $  1.00      $  1.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.01        0.01      0.02      0.05         0.04
-----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income    (0.01)      (0.01)    (0.02)    (0.05)       (0.04)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains   (0.00)      (0.00)    (0.00)    (0.00)       (0.00)
===============================================================================================
Total distributions                       (0.01)      (0.01)    (0.02)    (0.05)       (0.04)
===============================================================================================
Net asset value, end of period           $ 1.00      $ 1.00   $  1.00   $  1.00      $  1.00
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                            0.91%       1.16%     1.90%     5.23%        3.71%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $5,073      $2,563   $17,260   $19,254      $50,033
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         0.20%(b)    0.21%     0.21%     0.20%        0.19%(c)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                         0.43%(b)    0.43%     0.35%     0.36%        0.46%(c)
_______________________________________________________________________________________________
===============================================================================================
Ratio of net investment income to
  average net assets                       0.90%(b)    1.13%     1.90%     4.92%        5.25%(c)
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $4,971,241.
(c)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                           INSTITUTIONAL CLASS
                                         -------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                         -------------------------------------------------------
                                          2004          2003       2002        2001       2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  1.00       $  1.00    $  1.00    $   1.00    $  1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                     0.01          0.01       0.02        0.05       0.05
------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income     (0.01)        (0.01)     (0.02)      (0.05)     (0.05)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains    (0.00)        (0.00)     (0.00)      (0.00)     (0.00)
================================================================================================
Total distributions                        (0.01)        (0.01)     (0.02)      (0.05)     (0.05)
================================================================================================
Net asset value, end of period           $  1.00       $  1.00    $  1.00    $   1.00    $  1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                             0.99%         1.24%      1.98%       5.31%      5.41%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
  Net assets, end of period (000s
    omitted)                             $56,192       $84,989    $67,754    $208,307    $60,825
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                          0.12%(b)      0.13%      0.13%       0.12%      0.11%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                          0.33%(b)      0.33%      0.25%       0.26%      0.36%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                        0.98%(b)      1.21%      1.98%       5.00%      5.33%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $75,483,408.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        PERSONAL INVESTMENT CLASS
                                             -----------------------------------------------
                                                                                  MAY 30,
                                                                                   2001
                                                                                (DATE SALES
                                                 YEAR ENDED AUGUST 31,         COMMENCED) TO
                                             ------------------------------     AUGUST 31,
                                              2004          2003      2002         2001
--------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  1.00       $ 1.00    $ 1.00       $ 1.00
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.004         0.01      0.02         0.01
--------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.004)       (0.01)    (0.02)       (0.01)
--------------------------------------------------------------------------------------------
  Distributions from net realized gains       (0.000)       (0.00)    (0.00)       (0.00)
============================================================================================
Total distributions                           (0.004)       (0.01)    (0.02)       (0.01)
============================================================================================
Net asset value, end of period               $  1.00       $ 1.00    $ 1.00       $ 1.00
____________________________________________________________________________________________
============================================================================================
Total return(a)                                 0.43%        0.69%     1.47%        0.82%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $ 6,087       $6,415    $8,957       $1,609
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                              0.67%(b)     0.68%     0.63%        0.62%(c)
--------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                              1.08%(b)     1.08%     1.00%        1.01%(c)
____________________________________________________________________________________________
============================================================================================
Ratio of net investment income to average
  net assets                                    0.43%(b)     0.66%     1.48%        4.50%(c)
____________________________________________________________________________________________
============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average net assets of $6,749,563.
(c)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PRIVATE INVESTMENT CLASS
                                      ----------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------
                                        2004          2003        2002        2001        2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01         0..01        0.02        0.05        0.05
------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income                               (0.01)        (0.01)      (0.02)      (0.05)      (0.05)
------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                (0.00)        (0.00)      (0.00)      (0.00)      (0.00)
================================================================================================
Total distributions                      (0.01)        (0.01)      (0.02)      (0.05)      (0.05)
================================================================================================
Net asset value, end of period        $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                           0.74%         0.99%       1.73%       5.05%       5.15%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $276,400       $85,138    $111,045    $118,324    $ 77,755
________________________________________________________________________________________________
================================================================================================
  Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.37%(b)      0.38%       0.38%       0.37%       0.36%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.83%(b)      0.83%       0.75%       0.76%       0.86%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                      0.73%(b)      0.96%       1.73%       4.75%       5.08%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $97,178,407.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        RESOURCE CLASS
                                 -------------------------------------------------------------
                                                                                 DECEMBER 30,
                                                                                     1999
                                                                                  (DATE SALES
                                            YEAR ENDED AUGUST 31,                COMMENCED) TO
                                 --------------------------------------------     AUGUST 31,
                                  2004          2003       2002        2001          2000
----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  1.00       $  1.00    $  1.00    $   1.00       $ 1.00
----------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income             0.01          0.01       0.02        0.05         0.04(a)
----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income                         (0.01)        (0.01)     (0.02)      (0.05)       (0.04)
----------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                 (0.00)        (0.00)     (0.00)      (0.00)       (0.00)
==============================================================================================
Total distributions                (0.01)        (0.01)     (0.02)      (0.05)       (0.04)
==============================================================================================
Net asset value, end of period   $  1.00       $  1.00    $  1.00    $   1.00       $ 1.00
______________________________________________________________________________________________
==============================================================================================
Total return(b)                     0.83%         1.08%      1.82%       5.15%        3.66%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                       $10,557       $15,236    $29,726    $156,340       $  765
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements          0.28%(c)      0.29%      0.29%       0.28%        0.27%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements          0.53%(c)      0.53%      0.45%       0.46%        0.56%(d)
______________________________________________________________________________________________
==============================================================================================
Ratio of net investment income
  to average net assets             0.82%(c)      1.05%      1.82%       4.84%        5.17%(d)
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using averages shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $11,032,027.
(d)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                RESERVE CLASS
                                                     ------------------------------------
                                                        YEAR          JUNE 23, 2003 (DATE
                                                       ENDED           SALES COMMENCED)
                                                     AUGUST 31,           AUGUST 31,
                                                        2004                 2003
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  1.00               $  1.00
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.001(a)               0.01
-----------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                 (0.001)                (0.01)
-----------------------------------------------------------------------------------------
  Distributions from net realized gains                (0.000)                (0.00)
=========================================================================================
Total distributions                                    (0.001)                (0.01)
=========================================================================================
Net asset value, end of period                        $  1.00               $  1.00
_________________________________________________________________________________________
=========================================================================================
Total return(b)                                          0.15%                 0.44%
_________________________________________________________________________________________
=========================================================================================
Ratios/supplemental data:
Net assets, end of period                             $     1               $15,794
_________________________________________________________________________________________
=========================================================================================

Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements         0.92%(c)              0.93%(d)
-----------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements      1.33%(c)              1.32%(d)
_______________________________________________________________________________________ )
=========================================================================================
Ratio of net investment income to average net
  assets                                                 0.18%(c)              0.41%(d)
_______________________________________________________________________________________ )
=========================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $1,037.
(d)  Annualized.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Government TaxAdvantage Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government Tax-Advantage Portfolio ("Fund"), an investment portfolio of Short-Term Investments Trust ("Trust"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph. D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr. .........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D. ...........................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations. For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year-end tax statement.
REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid, 0.97% was derived from U.S. Treasury obligations.

                         ANNUAL REPORT / AUGUST 31, 2004

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                       GOVERNMENT TAXADVANTAGE PORTFOLIO

                              INSTITUTIONAL CLASS


A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--


                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--


TAP-AR-1

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--Registered Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P
                    500--Registered Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust Government TaxAdvantage Portfolio's Institutional Class were 1.35% and 1.30%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 11- to 56-day range; at the close of the reporting period, the WAM stood at 11 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any

======================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              87.9%

8-14                              0.0

15-60                             2.8

61-120                            8.2

121-180                           0.0

181-240                           1.1

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
======================================


                      [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--


                                                                     (continued)
sudden rise in market yields. At the close of the fiscal year, net assets of the Institutional Class stood at $56.2 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. Fund shares are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other investment agency.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



================================================================================
       The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMinvestments.com FOR THE MOST RECENT MONTH-END PERFORMANCE.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


============================================================================================
                                                                           HYPOTHETICAL
                                              ACTUAL                    (5% ANNUAL RETURN
                                                                         BEFORE EXPENSES)

                    BEGINNING          ENDING       EXPENSES       ENDING          EXPENSES
                  ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING  ACCOUNT VALUE    PAID DURING
                    (03/01/04)     (08/31/04)(1)    PERIOD(2)     (08/31/04)       PERIOD(2)
INSTITUTIONAL       $1,000.00        $1,005.20        $.60       $1,024.53        $.61


(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.52% for Institutional class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.12% for Institutional class shares) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
============================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)        VALUE
---------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-100.03%

FEDERAL FARM CREDIT BANK-1.41%

Disc. Notes,(a)
  1.26%                                        09/01/04   $  5,000   $  5,000,000
=================================================================================
FEDERAL HOME LOAN BANK-98.62%

Unsec. Bonds,
  4.13%                                        11/15/04      1,965      1,974,791
---------------------------------------------------------------------------------
  6.25%                                        11/15/04      1,000      1,009,261
---------------------------------------------------------------------------------
  5.25%                                        11/24/04      1,000      1,008,424
---------------------------------------------------------------------------------
  1.47%                                        02/28/05      2,000      2,000,000
---------------------------------------------------------------------------------
  1.31%                                        04/22/05      2,000      2,000,000
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.44%                                        09/01/04    281,413    281,413,000
---------------------------------------------------------------------------------
  1.47%                                        09/03/04     25,000     24,997,965
---------------------------------------------------------------------------------
  1.63%                                        11/19/04     15,000     14,946,511
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(b)
  1.44%                                        03/15/05     10,000      9,999,194
---------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.88%                                        12/15/04     10,000     10,065,895
=================================================================================
                                                                      349,415,041
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $354,415,041)                                             354,415,041
=================================================================================
TOTAL INVESTMENTS-100.03% (Cost
  $354,415,041)(c)                                                    354,415,041
=================================================================================
OTHER ASSETS LESS LIABILITIES-(0.03%)                                    (106,998)
=================================================================================
NET ASSETS-100.00%                                                   $354,308,043
_________________________________________________________________________________
=================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 08/31/04.
(c) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments at value (cost $354,415,041)                      $   354,415,041
-----------------------------------------------------------------------------
Cash                                                                   65,384
=============================================================================
Receivables for:
  Interest                                                            183,746
-----------------------------------------------------------------------------
  Amount due from advisor                                              13,287
-----------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement
  plans                                                                57,206
-----------------------------------------------------------------------------
Other assets                                                           21,643
=============================================================================
    Total assets                                                  354,756,307
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Dividends                                                           286,459
-----------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                   72,380
-----------------------------------------------------------------------------
Accrued distribution fees                                              54,626
-----------------------------------------------------------------------------
Accrued trustees' fees                                                  1,411
-----------------------------------------------------------------------------
Accrued transfer agent fees                                             6,261
-----------------------------------------------------------------------------
Accrued operating expenses                                             27,127
=============================================================================
    Total liabilities                                                 448,264
=============================================================================
Net assets applicable to shares outstanding                   $   354,308,043
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $   354,306,260
-----------------------------------------------------------------------------
  Undistributed net investment income                                   1,783
=============================================================================
                                                              $   354,308,043
_____________________________________________________________________________
=============================================================================


NET ASSETS:

Institutional Class                                           $    56,191,975
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   276,399,781
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $     6,086,744
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $     5,073,016
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $             1
_____________________________________________________________________________
=============================================================================
Resource Class                                                $    10,556,526
_____________________________________________________________________________
=============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Institutional Class                                                56,164,476
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          276,425,013
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                           6,088,800
_____________________________________________________________________________
=============================================================================
Cash Management Class                                               5,071,213
_____________________________________________________________________________
=============================================================================
Reserve Class                                                               1
_____________________________________________________________________________
=============================================================================
Resource Class                                                     10,558,396
_____________________________________________________________________________
=============================================================================
  Net asset value, offering and redemption price per share
    for each class                                            $          1.00
_____________________________________________________________________________
=============================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $2,140,690
========================================================================

EXPENSES:

Advisory fees                                                    390,831
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     8,703
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       485,892
------------------------------------------------------------------------
  Personal Investment Class                                       50,622
------------------------------------------------------------------------
  Cash Management Class                                            4,971
------------------------------------------------------------------------
  Reserve Class                                                       10
------------------------------------------------------------------------
  Resource Class                                                  22,064
------------------------------------------------------------------------
Transfer agent fees                                               43,348
------------------------------------------------------------------------
Trustees' fees and retirement benefits                            13,296
------------------------------------------------------------------------
Other                                                            137,451
========================================================================
    Total expenses                                             1,207,188
========================================================================
Less: Fees waived and expenses reimbursed                       (670,676)
========================================================================
    Net expenses                                                 536,512
========================================================================
Net investment income                                          1,604,178
========================================================================
Net realized gain from investment securities                         172
========================================================================
Net increase in net assets resulting from operations          $1,604,350
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,604,178    $  2,652,955
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         172          24,340
==========================================================================================
    Net increase in net assets resulting from operations         1,604,350       2,677,295
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (708,845)       (839,275)
------------------------------------------------------------------------------------------
  Private Investment Class                                        (734,604)     (1,252,576)
------------------------------------------------------------------------------------------
  Personal Investment Class                                        (27,753)        (52,141)
------------------------------------------------------------------------------------------
  Cash Management Class                                            (44,639)       (260,942)
------------------------------------------------------------------------------------------
  Reserve Class                                                         (1)            (29)
------------------------------------------------------------------------------------------
  Resource Class                                                   (88,336)       (247,992)
==========================================================================================
    Total distributions from net investment income              (1,604,178)     (2,652,955)
==========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                              (19,648)        (17,975)
------------------------------------------------------------------------------------------
  Private Investment Class                                         (21,972)        (42,461)
------------------------------------------------------------------------------------------
  Personal Investment Class                                         (1,354)         (2,054)
------------------------------------------------------------------------------------------
  Cash Management Class                                               (501)         (7,634)
------------------------------------------------------------------------------------------
  Resource Class                                                    (2,531)         (4,877)
==========================================================================================
    Total distributions from net realized gains                    (46,006)        (75,001)
==========================================================================================
    Decrease in net assets resulting from distributions         (1,650,184)     (2,727,956)
==========================================================================================
Share transactions-net:
  Institutional Class                                          (28,777,332)     17,228,188
------------------------------------------------------------------------------------------
  Private Investment Class                                     191,284,045     (25,880,227)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       (327,170)     (2,540,757)
------------------------------------------------------------------------------------------
  Cash Management Class                                          2,510,283     (14,684,754)
------------------------------------------------------------------------------------------
  Reserve Class                                                    (15,793)         15,794
------------------------------------------------------------------------------------------
  Resource Class                                                (4,676,751)    (14,472,970)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       159,997,282     (40,334,726)
==========================================================================================
    Net increase (decrease) in net assets                      159,951,448     (40,385,387)
==========================================================================================

NET ASSETS:

  Beginning of year                                            194,356,595     234,741,982
==========================================================================================
  End of year (including undistributed net investment income
    of $1,783 and $392 for 2004 and 2003, respectively)       $354,308,043    $194,356,595
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                      RATE
---------------------------------------------------------------------
First $250 million                                              0.20%
---------------------------------------------------------------------
Over $250 million to $500 million                               0.15%
---------------------------------------------------------------------
Over $500 million                                               0.10%
_____________________________________________________________________
=====================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% of net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $390,831 and reimbursed expenses of $17,991.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $50,000 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $27,427 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $242,946, $37,123 $3,977, $8 and $17,651, respectively, after FMC waived Plan fees of $242,946, $13,499, $994, $2 and $4,413, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $3,745 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004          2003
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $1,650,184    $2,727,956
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                                  2004
------------------------------------------------------------------------------------------
Undistributed ordinary income                                                 $     74,475
------------------------------------------------------------------------------------------
Temporary book/tax differences                                                     (72,692)
------------------------------------------------------------------------------------------
Shares of beneficial interest                                                  354,306,260
==========================================================================================
    Total net assets                                                          $354,308,043
__________________________________________________________________________________________
==========================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.


NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of excise tax payments and distribution reclassifications, on August 31, 2004, undistributed net investment income was increased by $1,391, undistributed net realized gain (loss) was decreased by $144 and shares of beneficial interest decreased by $1,247. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                  CHANGES IN SHARES OUTSTANDING()(b)
------------------------------------------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------------
                                                   2004                              2003
                                      ------------------------------    ------------------------------
                                         SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                   262,259,706    $ 262,259,706      342,666,838    $ 342,666,838
------------------------------------------------------------------------------------------------------
  Private Investment Class              772,897,565      772,897,565      805,981,277      805,981,277
------------------------------------------------------------------------------------------------------
  Personal Investment Class              14,745,458       14,745,458       12,458,739       12,458,739
------------------------------------------------------------------------------------------------------
  Cash Management Class                  32,217,350       32,217,350      414,298,328      414,298,328
------------------------------------------------------------------------------------------------------
  Reserve Class(a)                                8                8          824,453          824,453
------------------------------------------------------------------------------------------------------
  Resource Class                          7,770,331        7,770,331      285,091,420      285,091,420
======================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                       122,658          122,658          211,442          211,442
------------------------------------------------------------------------------------------------------
  Private Investment Class                  195,133          195,133          654,592          654,592
------------------------------------------------------------------------------------------------------
  Personal Investment Class                     800              800            6,695            6,695
------------------------------------------------------------------------------------------------------
  Cash Management Class                      40,970           40,970          294,784          294,784
------------------------------------------------------------------------------------------------------
  Resource Class                             86,813           86,813          264,640          264,640
======================================================================================================
Reacquired:
  Institutional Class                  (291,159,696)    (291,159,696)    (325,650,092)    (325,650,092)
------------------------------------------------------------------------------------------------------
  Private Investment Class             (581,808,653)    (581,808,653)    (832,516,096)    (832,516,096)
------------------------------------------------------------------------------------------------------
  Personal Investment Class             (15,073,428)     (15,073,428)     (15,006,191)     (15,006,191)
------------------------------------------------------------------------------------------------------
  Cash Management Class                 (29,748,037)     (29,748,037)    (429,277,866)    (429,277,866)
------------------------------------------------------------------------------------------------------
  Reserve Class(a)                          (15,801)         (15,801)        (808,659)        (808,659)
------------------------------------------------------------------------------------------------------
  Resource Class                        (12,533,895)     (12,533,895)    (299,829,030)    (299,829,030)
======================================================================================================
                                        159,997,282    $ 159,997,282      (40,334,726)   $ (40,334,726)
______________________________________________________________________________________________________
======================================================================================================

(a)  Reserve Class commenced sales on June 23, 2003.
(b) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 73.41% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities, brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         CASH MANAGEMENT CLASS
                                         ------------------------------------------------------
                                                                                  DECEMBER 31,
                                                                                      1999
                                                                                   (DATE SALES
                                                 YEAR ENDED AUGUST 31,            COMMENCED) TO
                                         --------------------------------------    AUGUST 31,
                                          2004        2003     2002      2001         2000
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 1.00      $ 1.00   $  1.00   $  1.00      $  1.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.01        0.01      0.02      0.05         0.04
-----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income    (0.01)      (0.01)    (0.02)    (0.05)       (0.04)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains   (0.00)      (0.00)    (0.00)    (0.00)       (0.00)
===============================================================================================
Total distributions                       (0.01)      (0.01)    (0.02)    (0.05)       (0.04)
===============================================================================================
Net asset value, end of period           $ 1.00      $ 1.00   $  1.00   $  1.00      $  1.00
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                            0.91%       1.16%     1.90%     5.23%        3.71%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $5,073      $2,563   $17,260   $19,254      $50,033
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         0.20%(b)    0.21%     0.21%     0.20%        0.19%(c)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                         0.43%(b)    0.43%     0.35%     0.36%        0.46%(c)
_______________________________________________________________________________________________
===============================================================================================
Ratio of net investment income to
  average net assets                       0.90%(b)    1.13%     1.90%     4.92%        5.25%(c)
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $4,971,241.
(c)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                           INSTITUTIONAL CLASS
                                         -------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                         -------------------------------------------------------
                                          2004          2003       2002        2001       2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  1.00       $  1.00    $  1.00    $   1.00    $  1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                     0.01          0.01       0.02        0.05       0.05
------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income     (0.01)        (0.01)     (0.02)      (0.05)     (0.05)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains    (0.00)        (0.00)     (0.00)      (0.00)     (0.00)
================================================================================================
Total distributions                        (0.01)        (0.01)     (0.02)      (0.05)     (0.05)
================================================================================================
Net asset value, end of period           $  1.00       $  1.00    $  1.00    $   1.00    $  1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                             0.99%         1.24%      1.98%       5.31%      5.41%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
  Net assets, end of period (000s
    omitted)                             $56,192       $84,989    $67,754    $208,307    $60,825
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                          0.12%(b)      0.13%      0.13%       0.12%      0.11%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                          0.33%(b)      0.33%      0.25%       0.26%      0.36%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                        0.98%(b)      1.21%      1.98%       5.00%      5.33%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $75,483,408.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        PERSONAL INVESTMENT CLASS
                                             -----------------------------------------------
                                                                                  MAY 30,
                                                                                   2001
                                                                                (DATE SALES
                                                 YEAR ENDED AUGUST 31,         COMMENCED) TO
                                             ------------------------------     AUGUST 31,
                                              2004          2003      2002         2001
--------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  1.00       $ 1.00    $ 1.00       $ 1.00
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.004         0.01      0.02         0.01
--------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.004)       (0.01)    (0.02)       (0.01)
--------------------------------------------------------------------------------------------
  Distributions from net realized gains       (0.000)       (0.00)    (0.00)       (0.00)
============================================================================================
Total distributions                           (0.004)       (0.01)    (0.02)       (0.01)
============================================================================================
Net asset value, end of period               $  1.00       $ 1.00    $ 1.00       $ 1.00
____________________________________________________________________________________________
============================================================================================
Total return(a)                                 0.43%        0.69%     1.47%        0.82%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $ 6,087       $6,415    $8,957       $1,609
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                              0.67%(b)     0.68%     0.63%        0.62%(c)
--------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                              1.08%(b)     1.08%     1.00%        1.01%(c)
____________________________________________________________________________________________
============================================================================================
Ratio of net investment income to average
  net assets                                    0.43%(b)     0.66%     1.48%        4.50%(c)
____________________________________________________________________________________________
============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average net assets of $6,749,563.
(c)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PRIVATE INVESTMENT CLASS
                                      ----------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------
                                        2004          2003        2002        2001        2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01         0..01        0.02        0.05        0.05
------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income                               (0.01)        (0.01)      (0.02)      (0.05)      (0.05)
------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                (0.00)        (0.00)      (0.00)      (0.00)      (0.00)
================================================================================================
Total distributions                      (0.01)        (0.01)      (0.02)      (0.05)      (0.05)
================================================================================================
Net asset value, end of period        $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                           0.74%         0.99%       1.73%       5.05%       5.15%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $276,400       $85,138    $111,045    $118,324    $ 77,755
________________________________________________________________________________________________
================================================================================================
  Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.37%(b)      0.38%       0.38%       0.37%       0.36%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.83%(b)      0.83%       0.75%       0.76%       0.86%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                      0.73%(b)      0.96%       1.73%       4.75%       5.08%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $97,178,407.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        RESOURCE CLASS
                                 -------------------------------------------------------------
                                                                                 DECEMBER 30,
                                                                                     1999
                                                                                  (DATE SALES
                                            YEAR ENDED AUGUST 31,                COMMENCED) TO
                                 --------------------------------------------     AUGUST 31,
                                  2004          2003       2002        2001          2000
----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  1.00       $  1.00    $  1.00    $   1.00       $ 1.00
----------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income             0.01          0.01       0.02        0.05         0.04(a)
----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income                         (0.01)        (0.01)     (0.02)      (0.05)       (0.04)
----------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                 (0.00)        (0.00)     (0.00)      (0.00)       (0.00)
==============================================================================================
Total distributions                (0.01)        (0.01)     (0.02)      (0.05)       (0.04)
==============================================================================================
Net asset value, end of period   $  1.00       $  1.00    $  1.00    $   1.00       $ 1.00
______________________________________________________________________________________________
==============================================================================================
Total return(b)                     0.83%         1.08%      1.82%       5.15%        3.66%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                       $10,557       $15,236    $29,726    $156,340       $  765
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements          0.28%(c)      0.29%      0.29%       0.28%        0.27%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements          0.53%(c)      0.53%      0.45%       0.46%        0.56%(d)
______________________________________________________________________________________________
==============================================================================================
Ratio of net investment income
  to average net assets             0.82%(c)      1.05%      1.82%       4.84%        5.17%(d)
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using averages shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $11,032,027.
(d)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                RESERVE CLASS
                                                     ------------------------------------
                                                        YEAR          JUNE 23, 2003 (DATE
                                                       ENDED           SALES COMMENCED)
                                                     AUGUST 31,           AUGUST 31,
                                                        2004                 2003
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  1.00               $  1.00
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.001(a)               0.01
-----------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                 (0.001)                (0.01)
-----------------------------------------------------------------------------------------
  Distributions from net realized gains                (0.000)                (0.00)
=========================================================================================
Total distributions                                    (0.001)                (0.01)
=========================================================================================
Net asset value, end of period                        $  1.00               $  1.00
_________________________________________________________________________________________
=========================================================================================
Total return(b)                                          0.15%                 0.44%
_________________________________________________________________________________________
=========================================================================================
Ratios/supplemental data:
Net assets, end of period                             $     1               $15,794
_________________________________________________________________________________________
=========================================================================================

Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements         0.92%(c)              0.93%(d)
-----------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements      1.33%(c)              1.32%(d)
_______________________________________________________________________________________ )
=========================================================================================
Ratio of net investment income to average net
  assets                                                 0.18%(c)              0.41%(d)
_______________________________________________________________________________________ )
=========================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $1,037.
(d)  Annualized.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Government TaxAdvantage Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government Tax-Advantage Portfolio ("Fund"), an investment portfolio of Short-Term Investments Trust ("Trust"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph. D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr. .........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D. ...........................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations. For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year-end tax statement.
REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid, 0.97% was derived from U.S. Treasury obligations.

                        ANNUAL REPORT / AUGUST 31, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                            PERSONAL INVESTMENT CLASS


A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.


                      [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--


TAP-AR-5

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Federal Reserve Beige Books
GRAHAM]             published during the fiscal year ended August 31, 2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P 500--Registered
                    Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard & Poor's
                    Composite Index of 500 Stocks (the S&P 500--Registered
                    Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.
                    The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust Government TaxAdvantage Portfolio's Personal Investment Class were 0.81% and 0.75%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 11- to 56-day range; at the close of the reporting period, the WAM stood at 11 days. The portfolio continued to maintain a relatively short maturity structure to take advantage

========================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              87.9%

8-14                              0.0

15-60                             2.8

61-120                            8.2

121-180                           0.0

181-240                           1.1

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                                                                     (continued)
of any sudden rise in market yields. At the close of the fiscal year, net assets of the Personal Investment Class stood at $6.1 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. Fund shares are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other investment agency.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



================================================================================
       The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMinvestments.com FOR THE MOST RECENT MONTH-END PERFORMANCE.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


============================================================================================
                                                                        HYPOTHETICAL
                                             ACTUAL                  (5% ANNUAL RETURN
                                                                      BEFORE EXPENSES)

                    BEGINNING         ENDING         EXPENSES      ENDING         EXPENSES
                  ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING  ACCOUNT VALUE    PAID DURING
                    (03/01/04)     (08/31/04)(1)    PERIOD(2)     (08/31/04)      PERIOD(2)
PERSONAL
INVESTMENT          $1,000.00        $1,002.40        $3.37       $1,021.77        $3.40


(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.24% for Personal Investment
class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.67% for Personal Investment class shares) multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period).
============================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)        VALUE
---------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-100.03%

FEDERAL FARM CREDIT BANK-1.41%

Disc. Notes,(a)
  1.26%                                        09/01/04   $  5,000   $  5,000,000
=================================================================================
FEDERAL HOME LOAN BANK-98.62%

Unsec. Bonds,
  4.13%                                        11/15/04      1,965      1,974,791
---------------------------------------------------------------------------------
  6.25%                                        11/15/04      1,000      1,009,261
---------------------------------------------------------------------------------
  5.25%                                        11/24/04      1,000      1,008,424
---------------------------------------------------------------------------------
  1.47%                                        02/28/05      2,000      2,000,000
---------------------------------------------------------------------------------
  1.31%                                        04/22/05      2,000      2,000,000
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.44%                                        09/01/04    281,413    281,413,000
---------------------------------------------------------------------------------
  1.47%                                        09/03/04     25,000     24,997,965
---------------------------------------------------------------------------------
  1.63%                                        11/19/04     15,000     14,946,511
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(b)
  1.44%                                        03/15/05     10,000      9,999,194
---------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.88%                                        12/15/04     10,000     10,065,895
=================================================================================
                                                                      349,415,041
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $354,415,041)                                             354,415,041
=================================================================================
TOTAL INVESTMENTS-100.03% (Cost
  $354,415,041)(c)                                                    354,415,041
=================================================================================
OTHER ASSETS LESS LIABILITIES-(0.03%)                                    (106,998)
=================================================================================
NET ASSETS-100.00%                                                   $354,308,043
_________________________________________________________________________________
=================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 08/31/04.
(c) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments at value (cost $354,415,041)                      $   354,415,041
-----------------------------------------------------------------------------
Cash                                                                   65,384
=============================================================================
Receivables for:
  Interest                                                            183,746
-----------------------------------------------------------------------------
  Amount due from advisor                                              13,287
-----------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement
  plans                                                                57,206
-----------------------------------------------------------------------------
Other assets                                                           21,643
=============================================================================
    Total assets                                                  354,756,307
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Dividends                                                           286,459
-----------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                   72,380
-----------------------------------------------------------------------------
Accrued distribution fees                                              54,626
-----------------------------------------------------------------------------
Accrued trustees' fees                                                  1,411
-----------------------------------------------------------------------------
Accrued transfer agent fees                                             6,261
-----------------------------------------------------------------------------
Accrued operating expenses                                             27,127
=============================================================================
    Total liabilities                                                 448,264
=============================================================================
Net assets applicable to shares outstanding                   $   354,308,043
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $   354,306,260
-----------------------------------------------------------------------------
  Undistributed net investment income                                   1,783
=============================================================================
                                                              $   354,308,043
_____________________________________________________________________________
=============================================================================


NET ASSETS:

Institutional Class                                           $    56,191,975
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   276,399,781
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $     6,086,744
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $     5,073,016
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $             1
_____________________________________________________________________________
=============================================================================
Resource Class                                                $    10,556,526
_____________________________________________________________________________
=============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Institutional Class                                                56,164,476
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          276,425,013
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                           6,088,800
_____________________________________________________________________________
=============================================================================
Cash Management Class                                               5,071,213
_____________________________________________________________________________
=============================================================================
Reserve Class                                                               1
_____________________________________________________________________________
=============================================================================
Resource Class                                                     10,558,396
_____________________________________________________________________________
=============================================================================
  Net asset value, offering and redemption price per share
    for each class                                            $          1.00
_____________________________________________________________________________
=============================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $2,140,690
========================================================================

EXPENSES:

Advisory fees                                                    390,831
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     8,703
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       485,892
------------------------------------------------------------------------
  Personal Investment Class                                       50,622
------------------------------------------------------------------------
  Cash Management Class                                            4,971
------------------------------------------------------------------------
  Reserve Class                                                       10
------------------------------------------------------------------------
  Resource Class                                                  22,064
------------------------------------------------------------------------
Transfer agent fees                                               43,348
------------------------------------------------------------------------
Trustees' fees and retirement benefits                            13,296
------------------------------------------------------------------------
Other                                                            137,451
========================================================================
    Total expenses                                             1,207,188
========================================================================
Less: Fees waived and expenses reimbursed                       (670,676)
========================================================================
    Net expenses                                                 536,512
========================================================================
Net investment income                                          1,604,178
========================================================================
Net realized gain from investment securities                         172
========================================================================
Net increase in net assets resulting from operations          $1,604,350
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,604,178    $  2,652,955
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         172          24,340
==========================================================================================
    Net increase in net assets resulting from operations         1,604,350       2,677,295
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (708,845)       (839,275)
------------------------------------------------------------------------------------------
  Private Investment Class                                        (734,604)     (1,252,576)
------------------------------------------------------------------------------------------
  Personal Investment Class                                        (27,753)        (52,141)
------------------------------------------------------------------------------------------
  Cash Management Class                                            (44,639)       (260,942)
------------------------------------------------------------------------------------------
  Reserve Class                                                         (1)            (29)
------------------------------------------------------------------------------------------
  Resource Class                                                   (88,336)       (247,992)
==========================================================================================
    Total distributions from net investment income              (1,604,178)     (2,652,955)
==========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                              (19,648)        (17,975)
------------------------------------------------------------------------------------------
  Private Investment Class                                         (21,972)        (42,461)
------------------------------------------------------------------------------------------
  Personal Investment Class                                         (1,354)         (2,054)
------------------------------------------------------------------------------------------
  Cash Management Class                                               (501)         (7,634)
------------------------------------------------------------------------------------------
  Resource Class                                                    (2,531)         (4,877)
==========================================================================================
    Total distributions from net realized gains                    (46,006)        (75,001)
==========================================================================================
    Decrease in net assets resulting from distributions         (1,650,184)     (2,727,956)
==========================================================================================
Share transactions-net:
  Institutional Class                                          (28,777,332)     17,228,188
------------------------------------------------------------------------------------------
  Private Investment Class                                     191,284,045     (25,880,227)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       (327,170)     (2,540,757)
------------------------------------------------------------------------------------------
  Cash Management Class                                          2,510,283     (14,684,754)
------------------------------------------------------------------------------------------
  Reserve Class                                                    (15,793)         15,794
------------------------------------------------------------------------------------------
  Resource Class                                                (4,676,751)    (14,472,970)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       159,997,282     (40,334,726)
==========================================================================================
    Net increase (decrease) in net assets                      159,951,448     (40,385,387)
==========================================================================================

NET ASSETS:

  Beginning of year                                            194,356,595     234,741,982
==========================================================================================
  End of year (including undistributed net investment income
    of $1,783 and $392 for 2004 and 2003, respectively)       $354,308,043    $194,356,595
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                      RATE
---------------------------------------------------------------------
First $250 million                                              0.20%
---------------------------------------------------------------------
Over $250 million to $500 million                               0.15%
---------------------------------------------------------------------
Over $500 million                                               0.10%
_____________________________________________________________________
=====================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% of net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $390,831 and reimbursed expenses of $17,991.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $50,000 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $27,427 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $242,946, $37,123 $3,977, $8 and $17,651, respectively, after FMC waived Plan fees of $242,946, $13,499, $994, $2 and $4,413, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $3,745 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004          2003
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $1,650,184    $2,727,956
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                                  2004
------------------------------------------------------------------------------------------
Undistributed ordinary income                                                 $     74,475
------------------------------------------------------------------------------------------
Temporary book/tax differences                                                     (72,692)
------------------------------------------------------------------------------------------
Shares of beneficial interest                                                  354,306,260
==========================================================================================
    Total net assets                                                          $354,308,043
__________________________________________________________________________________________
==========================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.


NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of excise tax payments and distribution reclassifications, on August 31, 2004, undistributed net investment income was increased by $1,391, undistributed net realized gain (loss) was decreased by $144 and shares of beneficial interest decreased by $1,247. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                  CHANGES IN SHARES OUTSTANDING()(b)
------------------------------------------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------------
                                                   2004                              2003
                                      ------------------------------    ------------------------------
                                         SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                   262,259,706    $ 262,259,706      342,666,838    $ 342,666,838
------------------------------------------------------------------------------------------------------
  Private Investment Class              772,897,565      772,897,565      805,981,277      805,981,277
------------------------------------------------------------------------------------------------------
  Personal Investment Class              14,745,458       14,745,458       12,458,739       12,458,739
------------------------------------------------------------------------------------------------------
  Cash Management Class                  32,217,350       32,217,350      414,298,328      414,298,328
------------------------------------------------------------------------------------------------------
  Reserve Class(a)                                8                8          824,453          824,453
------------------------------------------------------------------------------------------------------
  Resource Class                          7,770,331        7,770,331      285,091,420      285,091,420
======================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                       122,658          122,658          211,442          211,442
------------------------------------------------------------------------------------------------------
  Private Investment Class                  195,133          195,133          654,592          654,592
------------------------------------------------------------------------------------------------------
  Personal Investment Class                     800              800            6,695            6,695
------------------------------------------------------------------------------------------------------
  Cash Management Class                      40,970           40,970          294,784          294,784
------------------------------------------------------------------------------------------------------
  Resource Class                             86,813           86,813          264,640          264,640
======================================================================================================
Reacquired:
  Institutional Class                  (291,159,696)    (291,159,696)    (325,650,092)    (325,650,092)
------------------------------------------------------------------------------------------------------
  Private Investment Class             (581,808,653)    (581,808,653)    (832,516,096)    (832,516,096)
------------------------------------------------------------------------------------------------------
  Personal Investment Class             (15,073,428)     (15,073,428)     (15,006,191)     (15,006,191)
------------------------------------------------------------------------------------------------------
  Cash Management Class                 (29,748,037)     (29,748,037)    (429,277,866)    (429,277,866)
------------------------------------------------------------------------------------------------------
  Reserve Class(a)                          (15,801)         (15,801)        (808,659)        (808,659)
------------------------------------------------------------------------------------------------------
  Resource Class                        (12,533,895)     (12,533,895)    (299,829,030)    (299,829,030)
======================================================================================================
                                        159,997,282    $ 159,997,282      (40,334,726)   $ (40,334,726)
______________________________________________________________________________________________________
======================================================================================================

(a)  Reserve Class commenced sales on June 23, 2003.
(b) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 73.41% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities, brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         CASH MANAGEMENT CLASS
                                         ------------------------------------------------------
                                                                                  DECEMBER 31,
                                                                                      1999
                                                                                   (DATE SALES
                                                 YEAR ENDED AUGUST 31,            COMMENCED) TO
                                         --------------------------------------    AUGUST 31,
                                          2004        2003     2002      2001         2000
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 1.00      $ 1.00   $  1.00   $  1.00      $  1.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.01        0.01      0.02      0.05         0.04
-----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income    (0.01)      (0.01)    (0.02)    (0.05)       (0.04)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains   (0.00)      (0.00)    (0.00)    (0.00)       (0.00)
===============================================================================================
Total distributions                       (0.01)      (0.01)    (0.02)    (0.05)       (0.04)
===============================================================================================
Net asset value, end of period           $ 1.00      $ 1.00   $  1.00   $  1.00      $  1.00
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                            0.91%       1.16%     1.90%     5.23%        3.71%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $5,073      $2,563   $17,260   $19,254      $50,033
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         0.20%(b)    0.21%     0.21%     0.20%        0.19%(c)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                         0.43%(b)    0.43%     0.35%     0.36%        0.46%(c)
_______________________________________________________________________________________________
===============================================================================================
Ratio of net investment income to
  average net assets                       0.90%(b)    1.13%     1.90%     4.92%        5.25%(c)
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $4,971,241.
(c)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                           INSTITUTIONAL CLASS
                                         -------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                         -------------------------------------------------------
                                          2004          2003       2002        2001       2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  1.00       $  1.00    $  1.00    $   1.00    $  1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                     0.01          0.01       0.02        0.05       0.05
------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income     (0.01)        (0.01)     (0.02)      (0.05)     (0.05)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains    (0.00)        (0.00)     (0.00)      (0.00)     (0.00)
================================================================================================
Total distributions                        (0.01)        (0.01)     (0.02)      (0.05)     (0.05)
================================================================================================
Net asset value, end of period           $  1.00       $  1.00    $  1.00    $   1.00    $  1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                             0.99%         1.24%      1.98%       5.31%      5.41%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
  Net assets, end of period (000s
    omitted)                             $56,192       $84,989    $67,754    $208,307    $60,825
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                          0.12%(b)      0.13%      0.13%       0.12%      0.11%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                          0.33%(b)      0.33%      0.25%       0.26%      0.36%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                        0.98%(b)      1.21%      1.98%       5.00%      5.33%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $75,483,408.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        PERSONAL INVESTMENT CLASS
                                             -----------------------------------------------
                                                                                  MAY 30,
                                                                                   2001
                                                                                (DATE SALES
                                                 YEAR ENDED AUGUST 31,         COMMENCED) TO
                                             ------------------------------     AUGUST 31,
                                              2004          2003      2002         2001
--------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  1.00       $ 1.00    $ 1.00       $ 1.00
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.004         0.01      0.02         0.01
--------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.004)       (0.01)    (0.02)       (0.01)
--------------------------------------------------------------------------------------------
  Distributions from net realized gains       (0.000)       (0.00)    (0.00)       (0.00)
============================================================================================
Total distributions                           (0.004)       (0.01)    (0.02)       (0.01)
============================================================================================
Net asset value, end of period               $  1.00       $ 1.00    $ 1.00       $ 1.00
____________________________________________________________________________________________
============================================================================================
Total return(a)                                 0.43%        0.69%     1.47%        0.82%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $ 6,087       $6,415    $8,957       $1,609
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                              0.67%(b)     0.68%     0.63%        0.62%(c)
--------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                              1.08%(b)     1.08%     1.00%        1.01%(c)
____________________________________________________________________________________________
============================================================================================
Ratio of net investment income to average
  net assets                                    0.43%(b)     0.66%     1.48%        4.50%(c)
____________________________________________________________________________________________
============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average net assets of $6,749,563.
(c)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PRIVATE INVESTMENT CLASS
                                      ----------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------
                                        2004          2003        2002        2001        2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01         0..01        0.02        0.05        0.05
------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income                               (0.01)        (0.01)      (0.02)      (0.05)      (0.05)
------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                (0.00)        (0.00)      (0.00)      (0.00)      (0.00)
================================================================================================
Total distributions                      (0.01)        (0.01)      (0.02)      (0.05)      (0.05)
================================================================================================
Net asset value, end of period        $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                           0.74%         0.99%       1.73%       5.05%       5.15%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $276,400       $85,138    $111,045    $118,324    $ 77,755
________________________________________________________________________________________________
================================================================================================
  Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.37%(b)      0.38%       0.38%       0.37%       0.36%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.83%(b)      0.83%       0.75%       0.76%       0.86%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                      0.73%(b)      0.96%       1.73%       4.75%       5.08%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $97,178,407.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        RESOURCE CLASS
                                 -------------------------------------------------------------
                                                                                 DECEMBER 30,
                                                                                     1999
                                                                                  (DATE SALES
                                            YEAR ENDED AUGUST 31,                COMMENCED) TO
                                 --------------------------------------------     AUGUST 31,
                                  2004          2003       2002        2001          2000
----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  1.00       $  1.00    $  1.00    $   1.00       $ 1.00
----------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income             0.01          0.01       0.02        0.05         0.04(a)
----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income                         (0.01)        (0.01)     (0.02)      (0.05)       (0.04)
----------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                 (0.00)        (0.00)     (0.00)      (0.00)       (0.00)
==============================================================================================
Total distributions                (0.01)        (0.01)     (0.02)      (0.05)       (0.04)
==============================================================================================
Net asset value, end of period   $  1.00       $  1.00    $  1.00    $   1.00       $ 1.00
______________________________________________________________________________________________
==============================================================================================
Total return(b)                     0.83%         1.08%      1.82%       5.15%        3.66%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                       $10,557       $15,236    $29,726    $156,340       $  765
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements          0.28%(c)      0.29%      0.29%       0.28%        0.27%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements          0.53%(c)      0.53%      0.45%       0.46%        0.56%(d)
______________________________________________________________________________________________
==============================================================================================
Ratio of net investment income
  to average net assets             0.82%(c)      1.05%      1.82%       4.84%        5.17%(d)
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using averages shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $11,032,027.
(d)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                RESERVE CLASS
                                                     ------------------------------------
                                                        YEAR          JUNE 23, 2003 (DATE
                                                       ENDED           SALES COMMENCED)
                                                     AUGUST 31,           AUGUST 31,
                                                        2004                 2003
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  1.00               $  1.00
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.001(a)               0.01
-----------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                 (0.001)                (0.01)
-----------------------------------------------------------------------------------------
  Distributions from net realized gains                (0.000)                (0.00)
=========================================================================================
Total distributions                                    (0.001)                (0.01)
=========================================================================================
Net asset value, end of period                        $  1.00               $  1.00
_________________________________________________________________________________________
=========================================================================================
Total return(b)                                          0.15%                 0.44%
_________________________________________________________________________________________
=========================================================================================
Ratios/supplemental data:
Net assets, end of period                             $     1               $15,794
_________________________________________________________________________________________
=========================================================================================

Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements         0.92%(c)              0.93%(d)
-----------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements      1.33%(c)              1.32%(d)
_______________________________________________________________________________________ )
=========================================================================================
Ratio of net investment income to average net
  assets                                                 0.18%(c)              0.41%(d)
_______________________________________________________________________________________ )
=========================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $1,037.
(d)  Annualized.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Government TaxAdvantage Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government Tax-Advantage Portfolio ("Fund"), an investment portfolio of Short-Term Investments Trust ("Trust"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph. D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr. .........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D. ...........................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations. For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year-end tax statement.
REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid, 0.97% was derived from U.S. Treasury obligations.

                        ANNUAL REPORT / AUGUST 31, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                            PRIVATE INVESTMENT CLASS


A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--


                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--


TAP-AR-2

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--Registered Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P
                    500--Registered Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust Government TaxAdvantage Portfolio's Private Investment Class were 1.10% and 1.05%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 11- to 56-day range; at the close of the reporting period, the WAM stood at 11 days. The portfolio continues to maintain a relatively short maturity structure to take

========================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              87.9%

8-14                              0.0

15-60                             2.8

61-120                            8.2

121-180                           0.0

181-240                           1.1

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                                                                     (continued)
advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Private Investment Class stood at $276.4 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

   The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. Fund shares are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other investment agency.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



================================================================================
       The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMinvestments.com FOR THE MOST RECENT MONTH-END PERFORMANCE.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


============================================================================================
                                                                           HYPOTHETICAL
                                             ACTUAL                     (5% ANNUAL RETURN
                                                                         BEFORE EXPENSES)

                    BEGINNING          ENDING       EXPENSES       ENDING          EXPENSES
                  ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING  ACCOUNT VALUE    PAID DURING
                    (03/01/04)      (08/31/04)(1)   PERIOD(2)     (08/31/04)       PERIOD(2)
PRIVATE
INVESTMENT          $1,000.00        $1,004.00        $1.86       $1,023.28        $1.88

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.40% for Private Investment class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.37% for Private Investment class shares) multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period).
============================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)        VALUE
---------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-100.03%

FEDERAL FARM CREDIT BANK-1.41%

Disc. Notes,(a)
  1.26%                                        09/01/04   $  5,000   $  5,000,000
=================================================================================
FEDERAL HOME LOAN BANK-98.62%

Unsec. Bonds,
  4.13%                                        11/15/04      1,965      1,974,791
---------------------------------------------------------------------------------
  6.25%                                        11/15/04      1,000      1,009,261
---------------------------------------------------------------------------------
  5.25%                                        11/24/04      1,000      1,008,424
---------------------------------------------------------------------------------
  1.47%                                        02/28/05      2,000      2,000,000
---------------------------------------------------------------------------------
  1.31%                                        04/22/05      2,000      2,000,000
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.44%                                        09/01/04    281,413    281,413,000
---------------------------------------------------------------------------------
  1.47%                                        09/03/04     25,000     24,997,965
---------------------------------------------------------------------------------
  1.63%                                        11/19/04     15,000     14,946,511
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(b)
  1.44%                                        03/15/05     10,000      9,999,194
---------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.88%                                        12/15/04     10,000     10,065,895
=================================================================================
                                                                      349,415,041
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $354,415,041)                                             354,415,041
=================================================================================
TOTAL INVESTMENTS-100.03% (Cost
  $354,415,041)(c)                                                    354,415,041
=================================================================================
OTHER ASSETS LESS LIABILITIES-(0.03%)                                    (106,998)
=================================================================================
NET ASSETS-100.00%                                                   $354,308,043
_________________________________________________________________________________
=================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 08/31/04.
(c) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments at value (cost $354,415,041)                      $   354,415,041
-----------------------------------------------------------------------------
Cash                                                                   65,384
=============================================================================
Receivables for:
  Interest                                                            183,746
-----------------------------------------------------------------------------
  Amount due from advisor                                              13,287
-----------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement
  plans                                                                57,206
-----------------------------------------------------------------------------
Other assets                                                           21,643
=============================================================================
    Total assets                                                  354,756,307
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Dividends                                                           286,459
-----------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                   72,380
-----------------------------------------------------------------------------
Accrued distribution fees                                              54,626
-----------------------------------------------------------------------------
Accrued trustees' fees                                                  1,411
-----------------------------------------------------------------------------
Accrued transfer agent fees                                             6,261
-----------------------------------------------------------------------------
Accrued operating expenses                                             27,127
=============================================================================
    Total liabilities                                                 448,264
=============================================================================
Net assets applicable to shares outstanding                   $   354,308,043
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $   354,306,260
-----------------------------------------------------------------------------
  Undistributed net investment income                                   1,783
=============================================================================
                                                              $   354,308,043
_____________________________________________________________________________
=============================================================================


NET ASSETS:

Institutional Class                                           $    56,191,975
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   276,399,781
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $     6,086,744
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $     5,073,016
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $             1
_____________________________________________________________________________
=============================================================================
Resource Class                                                $    10,556,526
_____________________________________________________________________________
=============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Institutional Class                                                56,164,476
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          276,425,013
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                           6,088,800
_____________________________________________________________________________
=============================================================================
Cash Management Class                                               5,071,213
_____________________________________________________________________________
=============================================================================
Reserve Class                                                               1
_____________________________________________________________________________
=============================================================================
Resource Class                                                     10,558,396
_____________________________________________________________________________
=============================================================================
  Net asset value, offering and redemption price per share
    for each class                                            $          1.00
_____________________________________________________________________________
=============================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $2,140,690
========================================================================

EXPENSES:

Advisory fees                                                    390,831
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     8,703
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       485,892
------------------------------------------------------------------------
  Personal Investment Class                                       50,622
------------------------------------------------------------------------
  Cash Management Class                                            4,971
------------------------------------------------------------------------
  Reserve Class                                                       10
------------------------------------------------------------------------
  Resource Class                                                  22,064
------------------------------------------------------------------------
Transfer agent fees                                               43,348
------------------------------------------------------------------------
Trustees' fees and retirement benefits                            13,296
------------------------------------------------------------------------
Other                                                            137,451
========================================================================
    Total expenses                                             1,207,188
========================================================================
Less: Fees waived and expenses reimbursed                       (670,676)
========================================================================
    Net expenses                                                 536,512
========================================================================
Net investment income                                          1,604,178
========================================================================
Net realized gain from investment securities                         172
========================================================================
Net increase in net assets resulting from operations          $1,604,350
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,604,178    $  2,652,955
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         172          24,340
==========================================================================================
    Net increase in net assets resulting from operations         1,604,350       2,677,295
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (708,845)       (839,275)
------------------------------------------------------------------------------------------
  Private Investment Class                                        (734,604)     (1,252,576)
------------------------------------------------------------------------------------------
  Personal Investment Class                                        (27,753)        (52,141)
------------------------------------------------------------------------------------------
  Cash Management Class                                            (44,639)       (260,942)
------------------------------------------------------------------------------------------
  Reserve Class                                                         (1)            (29)
------------------------------------------------------------------------------------------
  Resource Class                                                   (88,336)       (247,992)
==========================================================================================
    Total distributions from net investment income              (1,604,178)     (2,652,955)
==========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                              (19,648)        (17,975)
------------------------------------------------------------------------------------------
  Private Investment Class                                         (21,972)        (42,461)
------------------------------------------------------------------------------------------
  Personal Investment Class                                         (1,354)         (2,054)
------------------------------------------------------------------------------------------
  Cash Management Class                                               (501)         (7,634)
------------------------------------------------------------------------------------------
  Resource Class                                                    (2,531)         (4,877)
==========================================================================================
    Total distributions from net realized gains                    (46,006)        (75,001)
==========================================================================================
    Decrease in net assets resulting from distributions         (1,650,184)     (2,727,956)
==========================================================================================
Share transactions-net:
  Institutional Class                                          (28,777,332)     17,228,188
------------------------------------------------------------------------------------------
  Private Investment Class                                     191,284,045     (25,880,227)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       (327,170)     (2,540,757)
------------------------------------------------------------------------------------------
  Cash Management Class                                          2,510,283     (14,684,754)
------------------------------------------------------------------------------------------
  Reserve Class                                                    (15,793)         15,794
------------------------------------------------------------------------------------------
  Resource Class                                                (4,676,751)    (14,472,970)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       159,997,282     (40,334,726)
==========================================================================================
    Net increase (decrease) in net assets                      159,951,448     (40,385,387)
==========================================================================================

NET ASSETS:

  Beginning of year                                            194,356,595     234,741,982
==========================================================================================
  End of year (including undistributed net investment income
    of $1,783 and $392 for 2004 and 2003, respectively)       $354,308,043    $194,356,595
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                      RATE
---------------------------------------------------------------------
First $250 million                                              0.20%
---------------------------------------------------------------------
Over $250 million to $500 million                               0.15%
---------------------------------------------------------------------
Over $500 million                                               0.10%
_____________________________________________________________________
=====================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% of net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $390,831 and reimbursed expenses of $17,991.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $50,000 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $27,427 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $242,946, $37,123 $3,977, $8 and $17,651, respectively, after FMC waived Plan fees of $242,946, $13,499, $994, $2 and $4,413, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $3,745 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004          2003
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $1,650,184    $2,727,956
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                                  2004
------------------------------------------------------------------------------------------
Undistributed ordinary income                                                 $     74,475
------------------------------------------------------------------------------------------
Temporary book/tax differences                                                     (72,692)
------------------------------------------------------------------------------------------
Shares of beneficial interest                                                  354,306,260
==========================================================================================
    Total net assets                                                          $354,308,043
__________________________________________________________________________________________
==========================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.


NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of excise tax payments and distribution reclassifications, on August 31, 2004, undistributed net investment income was increased by $1,391, undistributed net realized gain (loss) was decreased by $144 and shares of beneficial interest decreased by $1,247. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                  CHANGES IN SHARES OUTSTANDING()(b)
------------------------------------------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------------
                                                   2004                              2003
                                      ------------------------------    ------------------------------
                                         SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                   262,259,706    $ 262,259,706      342,666,838    $ 342,666,838
------------------------------------------------------------------------------------------------------
  Private Investment Class              772,897,565      772,897,565      805,981,277      805,981,277
------------------------------------------------------------------------------------------------------
  Personal Investment Class              14,745,458       14,745,458       12,458,739       12,458,739
------------------------------------------------------------------------------------------------------
  Cash Management Class                  32,217,350       32,217,350      414,298,328      414,298,328
------------------------------------------------------------------------------------------------------
  Reserve Class(a)                                8                8          824,453          824,453
------------------------------------------------------------------------------------------------------
  Resource Class                          7,770,331        7,770,331      285,091,420      285,091,420
======================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                       122,658          122,658          211,442          211,442
------------------------------------------------------------------------------------------------------
  Private Investment Class                  195,133          195,133          654,592          654,592
------------------------------------------------------------------------------------------------------
  Personal Investment Class                     800              800            6,695            6,695
------------------------------------------------------------------------------------------------------
  Cash Management Class                      40,970           40,970          294,784          294,784
------------------------------------------------------------------------------------------------------
  Resource Class                             86,813           86,813          264,640          264,640
======================================================================================================
Reacquired:
  Institutional Class                  (291,159,696)    (291,159,696)    (325,650,092)    (325,650,092)
------------------------------------------------------------------------------------------------------
  Private Investment Class             (581,808,653)    (581,808,653)    (832,516,096)    (832,516,096)
------------------------------------------------------------------------------------------------------
  Personal Investment Class             (15,073,428)     (15,073,428)     (15,006,191)     (15,006,191)
------------------------------------------------------------------------------------------------------
  Cash Management Class                 (29,748,037)     (29,748,037)    (429,277,866)    (429,277,866)
------------------------------------------------------------------------------------------------------
  Reserve Class(a)                          (15,801)         (15,801)        (808,659)        (808,659)
------------------------------------------------------------------------------------------------------
  Resource Class                        (12,533,895)     (12,533,895)    (299,829,030)    (299,829,030)
======================================================================================================
                                        159,997,282    $ 159,997,282      (40,334,726)   $ (40,334,726)
______________________________________________________________________________________________________
======================================================================================================

(a)  Reserve Class commenced sales on June 23, 2003.
(b) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 73.41% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities, brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         CASH MANAGEMENT CLASS
                                         ------------------------------------------------------
                                                                                  DECEMBER 31,
                                                                                      1999
                                                                                   (DATE SALES
                                                 YEAR ENDED AUGUST 31,            COMMENCED) TO
                                         --------------------------------------    AUGUST 31,
                                          2004        2003     2002      2001         2000
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 1.00      $ 1.00   $  1.00   $  1.00      $  1.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.01        0.01      0.02      0.05         0.04
-----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income    (0.01)      (0.01)    (0.02)    (0.05)       (0.04)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains   (0.00)      (0.00)    (0.00)    (0.00)       (0.00)
===============================================================================================
Total distributions                       (0.01)      (0.01)    (0.02)    (0.05)       (0.04)
===============================================================================================
Net asset value, end of period           $ 1.00      $ 1.00   $  1.00   $  1.00      $  1.00
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                            0.91%       1.16%     1.90%     5.23%        3.71%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $5,073      $2,563   $17,260   $19,254      $50,033
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         0.20%(b)    0.21%     0.21%     0.20%        0.19%(c)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                         0.43%(b)    0.43%     0.35%     0.36%        0.46%(c)
_______________________________________________________________________________________________
===============================================================================================
Ratio of net investment income to
  average net assets                       0.90%(b)    1.13%     1.90%     4.92%        5.25%(c)
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $4,971,241.
(c)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                           INSTITUTIONAL CLASS
                                         -------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                         -------------------------------------------------------
                                          2004          2003       2002        2001       2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  1.00       $  1.00    $  1.00    $   1.00    $  1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                     0.01          0.01       0.02        0.05       0.05
------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income     (0.01)        (0.01)     (0.02)      (0.05)     (0.05)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains    (0.00)        (0.00)     (0.00)      (0.00)     (0.00)
================================================================================================
Total distributions                        (0.01)        (0.01)     (0.02)      (0.05)     (0.05)
================================================================================================
Net asset value, end of period           $  1.00       $  1.00    $  1.00    $   1.00    $  1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                             0.99%         1.24%      1.98%       5.31%      5.41%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
  Net assets, end of period (000s
    omitted)                             $56,192       $84,989    $67,754    $208,307    $60,825
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                          0.12%(b)      0.13%      0.13%       0.12%      0.11%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                          0.33%(b)      0.33%      0.25%       0.26%      0.36%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                        0.98%(b)      1.21%      1.98%       5.00%      5.33%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $75,483,408.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        PERSONAL INVESTMENT CLASS
                                             -----------------------------------------------
                                                                                  MAY 30,
                                                                                   2001
                                                                                (DATE SALES
                                                 YEAR ENDED AUGUST 31,         COMMENCED) TO
                                             ------------------------------     AUGUST 31,
                                              2004          2003      2002         2001
--------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  1.00       $ 1.00    $ 1.00       $ 1.00
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.004         0.01      0.02         0.01
--------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.004)       (0.01)    (0.02)       (0.01)
--------------------------------------------------------------------------------------------
  Distributions from net realized gains       (0.000)       (0.00)    (0.00)       (0.00)
============================================================================================
Total distributions                           (0.004)       (0.01)    (0.02)       (0.01)
============================================================================================
Net asset value, end of period               $  1.00       $ 1.00    $ 1.00       $ 1.00
____________________________________________________________________________________________
============================================================================================
Total return(a)                                 0.43%        0.69%     1.47%        0.82%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $ 6,087       $6,415    $8,957       $1,609
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                              0.67%(b)     0.68%     0.63%        0.62%(c)
--------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                              1.08%(b)     1.08%     1.00%        1.01%(c)
____________________________________________________________________________________________
============================================================================================
Ratio of net investment income to average
  net assets                                    0.43%(b)     0.66%     1.48%        4.50%(c)
____________________________________________________________________________________________
============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average net assets of $6,749,563.
(c)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PRIVATE INVESTMENT CLASS
                                      ----------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------
                                        2004          2003        2002        2001        2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01         0..01        0.02        0.05        0.05
------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income                               (0.01)        (0.01)      (0.02)      (0.05)      (0.05)
------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                (0.00)        (0.00)      (0.00)      (0.00)      (0.00)
================================================================================================
Total distributions                      (0.01)        (0.01)      (0.02)      (0.05)      (0.05)
================================================================================================
Net asset value, end of period        $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                           0.74%         0.99%       1.73%       5.05%       5.15%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $276,400       $85,138    $111,045    $118,324    $ 77,755
________________________________________________________________________________________________
================================================================================================
  Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.37%(b)      0.38%       0.38%       0.37%       0.36%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.83%(b)      0.83%       0.75%       0.76%       0.86%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                      0.73%(b)      0.96%       1.73%       4.75%       5.08%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $97,178,407.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        RESOURCE CLASS
                                 -------------------------------------------------------------
                                                                                 DECEMBER 30,
                                                                                     1999
                                                                                  (DATE SALES
                                            YEAR ENDED AUGUST 31,                COMMENCED) TO
                                 --------------------------------------------     AUGUST 31,
                                  2004          2003       2002        2001          2000
----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  1.00       $  1.00    $  1.00    $   1.00       $ 1.00
----------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income             0.01          0.01       0.02        0.05         0.04(a)
----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income                         (0.01)        (0.01)     (0.02)      (0.05)       (0.04)
----------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                 (0.00)        (0.00)     (0.00)      (0.00)       (0.00)
==============================================================================================
Total distributions                (0.01)        (0.01)     (0.02)      (0.05)       (0.04)
==============================================================================================
Net asset value, end of period   $  1.00       $  1.00    $  1.00    $   1.00       $ 1.00
______________________________________________________________________________________________
==============================================================================================
Total return(b)                     0.83%         1.08%      1.82%       5.15%        3.66%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                       $10,557       $15,236    $29,726    $156,340       $  765
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements          0.28%(c)      0.29%      0.29%       0.28%        0.27%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements          0.53%(c)      0.53%      0.45%       0.46%        0.56%(d)
______________________________________________________________________________________________
==============================================================================================
Ratio of net investment income
  to average net assets             0.82%(c)      1.05%      1.82%       4.84%        5.17%(d)
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using averages shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $11,032,027.
(d)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                RESERVE CLASS
                                                     ------------------------------------
                                                        YEAR          JUNE 23, 2003 (DATE
                                                       ENDED           SALES COMMENCED)
                                                     AUGUST 31,           AUGUST 31,
                                                        2004                 2003
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  1.00               $  1.00
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.001(a)               0.01
-----------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                 (0.001)                (0.01)
-----------------------------------------------------------------------------------------
  Distributions from net realized gains                (0.000)                (0.00)
=========================================================================================
Total distributions                                    (0.001)                (0.01)
=========================================================================================
Net asset value, end of period                        $  1.00               $  1.00
_________________________________________________________________________________________
=========================================================================================
Total return(b)                                          0.15%                 0.44%
_________________________________________________________________________________________
=========================================================================================
Ratios/supplemental data:
Net assets, end of period                             $     1               $15,794
_________________________________________________________________________________________
=========================================================================================

Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements         0.92%(c)              0.93%(d)
-----------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements      1.33%(c)              1.32%(d)
_______________________________________________________________________________________ )
=========================================================================================
Ratio of net investment income to average net
  assets                                                 0.18%(c)              0.41%(d)
_______________________________________________________________________________________ )
=========================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $1,037.
(d)  Annualized.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Government TaxAdvantage Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government Tax-Advantage Portfolio ("Fund"), an investment portfolio of Short-Term Investments Trust ("Trust"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph. D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr. .........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D. ...........................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations. For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year-end tax statement.
REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid, 0.97% was derived from U.S. Treasury obligations.

                         ANNUAL REPORT / AUGUST 31, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                                 RESERVE CLASS


A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--


                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--


TAP-AR-6

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Federal Reserve Beige Books
GRAHAM]             published during the fiscal year ended August 31, 2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--Registered Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P
                    500--Registered Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust Government TaxAdvantage Portfolio's Reserve Class were 0.48% and 0.43%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 11- to 56-day range; at the close of the reporting period, the WAM stood at 11 days. The portfolio continued to maintain a relatively short maturity structure to take advantage

========================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              87.9%

8-14                              0.0

15-60                             2.8

61-120                            8.2

121-180                           0.0

181-240                           1.1

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================



                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                                                                     (continued)
of any sudden rise in market yields. At the close of the fiscal year net assets of the Reserve Class stood at $1.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. Fund shares are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other investment agency.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



================================================================================
       The views and opinions expressed in this letter are those of A I M
      Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMinvestments.com FOR THE MOST RECENT MONTH-END PERFORMANCE.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


============================================================================================
                                                                           HYPOTHETICAL
                                              ACTUAL                    (5% ANNUAL RETURN
                                                                         BEFORE EXPENSES)

                    BEGINNING          ENDING       EXPENSES       ENDING          EXPENSES
                  ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING  ACCOUNT VALUE    PAID DURING
                    (03/01/04)     (08/31/04)       PERIOD        (08/31/04)       PERIOD

RESERVE(1)              --               --             --            --              --

(1) During the entire period, March 1, 2004 to August 31, 2004, the Reserve class had no assets and as a result incurred no expenses during the period.
============================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)        VALUE
---------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-100.03%

FEDERAL FARM CREDIT BANK-1.41%

Disc. Notes,(a)
  1.26%                                        09/01/04   $  5,000   $  5,000,000
=================================================================================
FEDERAL HOME LOAN BANK-98.62%

Unsec. Bonds,
  4.13%                                        11/15/04      1,965      1,974,791
---------------------------------------------------------------------------------
  6.25%                                        11/15/04      1,000      1,009,261
---------------------------------------------------------------------------------
  5.25%                                        11/24/04      1,000      1,008,424
---------------------------------------------------------------------------------
  1.47%                                        02/28/05      2,000      2,000,000
---------------------------------------------------------------------------------
  1.31%                                        04/22/05      2,000      2,000,000
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.44%                                        09/01/04    281,413    281,413,000
---------------------------------------------------------------------------------
  1.47%                                        09/03/04     25,000     24,997,965
---------------------------------------------------------------------------------
  1.63%                                        11/19/04     15,000     14,946,511
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(b)
  1.44%                                        03/15/05     10,000      9,999,194
---------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.88%                                        12/15/04     10,000     10,065,895
=================================================================================
                                                                      349,415,041
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $354,415,041)                                             354,415,041
=================================================================================
TOTAL INVESTMENTS-100.03% (Cost
  $354,415,041)(c)                                                    354,415,041
=================================================================================
OTHER ASSETS LESS LIABILITIES-(0.03%)                                    (106,998)
=================================================================================
NET ASSETS-100.00%                                                   $354,308,043
_________________________________________________________________________________
=================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 08/31/04.
(c) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments at value (cost $354,415,041)                      $   354,415,041
-----------------------------------------------------------------------------
Cash                                                                   65,384
=============================================================================
Receivables for:
  Interest                                                            183,746
-----------------------------------------------------------------------------
  Amount due from advisor                                              13,287
-----------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement
  plans                                                                57,206
-----------------------------------------------------------------------------
Other assets                                                           21,643
=============================================================================
    Total assets                                                  354,756,307
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Dividends                                                           286,459
-----------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                   72,380
-----------------------------------------------------------------------------
Accrued distribution fees                                              54,626
-----------------------------------------------------------------------------
Accrued trustees' fees                                                  1,411
-----------------------------------------------------------------------------
Accrued transfer agent fees                                             6,261
-----------------------------------------------------------------------------
Accrued operating expenses                                             27,127
=============================================================================
    Total liabilities                                                 448,264
=============================================================================
Net assets applicable to shares outstanding                   $   354,308,043
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $   354,306,260
-----------------------------------------------------------------------------
  Undistributed net investment income                                   1,783
=============================================================================
                                                              $   354,308,043
_____________________________________________________________________________
=============================================================================


NET ASSETS:

Institutional Class                                           $    56,191,975
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   276,399,781
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $     6,086,744
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $     5,073,016
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $             1
_____________________________________________________________________________
=============================================================================
Resource Class                                                $    10,556,526
_____________________________________________________________________________
=============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Institutional Class                                                56,164,476
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          276,425,013
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                           6,088,800
_____________________________________________________________________________
=============================================================================
Cash Management Class                                               5,071,213
_____________________________________________________________________________
=============================================================================
Reserve Class                                                               1
_____________________________________________________________________________
=============================================================================
Resource Class                                                     10,558,396
_____________________________________________________________________________
=============================================================================
  Net asset value, offering and redemption price per share
    for each class                                            $          1.00
_____________________________________________________________________________
=============================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $2,140,690
========================================================================

EXPENSES:

Advisory fees                                                    390,831
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     8,703
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       485,892
------------------------------------------------------------------------
  Personal Investment Class                                       50,622
------------------------------------------------------------------------
  Cash Management Class                                            4,971
------------------------------------------------------------------------
  Reserve Class                                                       10
------------------------------------------------------------------------
  Resource Class                                                  22,064
------------------------------------------------------------------------
Transfer agent fees                                               43,348
------------------------------------------------------------------------
Trustees' fees and retirement benefits                            13,296
------------------------------------------------------------------------
Other                                                            137,451
========================================================================
    Total expenses                                             1,207,188
========================================================================
Less: Fees waived and expenses reimbursed                       (670,676)
========================================================================
    Net expenses                                                 536,512
========================================================================
Net investment income                                          1,604,178
========================================================================
Net realized gain from investment securities                         172
========================================================================
Net increase in net assets resulting from operations          $1,604,350
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,604,178    $  2,652,955
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         172          24,340
==========================================================================================
    Net increase in net assets resulting from operations         1,604,350       2,677,295
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (708,845)       (839,275)
------------------------------------------------------------------------------------------
  Private Investment Class                                        (734,604)     (1,252,576)
------------------------------------------------------------------------------------------
  Personal Investment Class                                        (27,753)        (52,141)
------------------------------------------------------------------------------------------
  Cash Management Class                                            (44,639)       (260,942)
------------------------------------------------------------------------------------------
  Reserve Class                                                         (1)            (29)
------------------------------------------------------------------------------------------
  Resource Class                                                   (88,336)       (247,992)
==========================================================================================
    Total distributions from net investment income              (1,604,178)     (2,652,955)
==========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                              (19,648)        (17,975)
------------------------------------------------------------------------------------------
  Private Investment Class                                         (21,972)        (42,461)
------------------------------------------------------------------------------------------
  Personal Investment Class                                         (1,354)         (2,054)
------------------------------------------------------------------------------------------
  Cash Management Class                                               (501)         (7,634)
------------------------------------------------------------------------------------------
  Resource Class                                                    (2,531)         (4,877)
==========================================================================================
    Total distributions from net realized gains                    (46,006)        (75,001)
==========================================================================================
    Decrease in net assets resulting from distributions         (1,650,184)     (2,727,956)
==========================================================================================
Share transactions-net:
  Institutional Class                                          (28,777,332)     17,228,188
------------------------------------------------------------------------------------------
  Private Investment Class                                     191,284,045     (25,880,227)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       (327,170)     (2,540,757)
------------------------------------------------------------------------------------------
  Cash Management Class                                          2,510,283     (14,684,754)
------------------------------------------------------------------------------------------
  Reserve Class                                                    (15,793)         15,794
------------------------------------------------------------------------------------------
  Resource Class                                                (4,676,751)    (14,472,970)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       159,997,282     (40,334,726)
==========================================================================================
    Net increase (decrease) in net assets                      159,951,448     (40,385,387)
==========================================================================================

NET ASSETS:

  Beginning of year                                            194,356,595     234,741,982
==========================================================================================
  End of year (including undistributed net investment income
    of $1,783 and $392 for 2004 and 2003, respectively)       $354,308,043    $194,356,595
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                      RATE
---------------------------------------------------------------------
First $250 million                                              0.20%
---------------------------------------------------------------------
Over $250 million to $500 million                               0.15%
---------------------------------------------------------------------
Over $500 million                                               0.10%
_____________________________________________________________________
=====================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% of net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $390,831 and reimbursed expenses of $17,991.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $50,000 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $27,427 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $242,946, $37,123 $3,977, $8 and $17,651, respectively, after FMC waived Plan fees of $242,946, $13,499, $994, $2 and $4,413, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $3,745 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004          2003
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $1,650,184    $2,727,956
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                                  2004
------------------------------------------------------------------------------------------
Undistributed ordinary income                                                 $     74,475
------------------------------------------------------------------------------------------
Temporary book/tax differences                                                     (72,692)
------------------------------------------------------------------------------------------
Shares of beneficial interest                                                  354,306,260
==========================================================================================
    Total net assets                                                          $354,308,043
__________________________________________________________________________________________
==========================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.


NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of excise tax payments and distribution reclassifications, on August 31, 2004, undistributed net investment income was increased by $1,391, undistributed net realized gain (loss) was decreased by $144 and shares of beneficial interest decreased by $1,247. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                  CHANGES IN SHARES OUTSTANDING()(b)
------------------------------------------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------------
                                                   2004                              2003
                                      ------------------------------    ------------------------------
                                         SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                   262,259,706    $ 262,259,706      342,666,838    $ 342,666,838
------------------------------------------------------------------------------------------------------
  Private Investment Class              772,897,565      772,897,565      805,981,277      805,981,277
------------------------------------------------------------------------------------------------------
  Personal Investment Class              14,745,458       14,745,458       12,458,739       12,458,739
------------------------------------------------------------------------------------------------------
  Cash Management Class                  32,217,350       32,217,350      414,298,328      414,298,328
------------------------------------------------------------------------------------------------------
  Reserve Class(a)                                8                8          824,453          824,453
------------------------------------------------------------------------------------------------------
  Resource Class                          7,770,331        7,770,331      285,091,420      285,091,420
======================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                       122,658          122,658          211,442          211,442
------------------------------------------------------------------------------------------------------
  Private Investment Class                  195,133          195,133          654,592          654,592
------------------------------------------------------------------------------------------------------
  Personal Investment Class                     800              800            6,695            6,695
------------------------------------------------------------------------------------------------------
  Cash Management Class                      40,970           40,970          294,784          294,784
------------------------------------------------------------------------------------------------------
  Resource Class                             86,813           86,813          264,640          264,640
======================================================================================================
Reacquired:
  Institutional Class                  (291,159,696)    (291,159,696)    (325,650,092)    (325,650,092)
------------------------------------------------------------------------------------------------------
  Private Investment Class             (581,808,653)    (581,808,653)    (832,516,096)    (832,516,096)
------------------------------------------------------------------------------------------------------
  Personal Investment Class             (15,073,428)     (15,073,428)     (15,006,191)     (15,006,191)
------------------------------------------------------------------------------------------------------
  Cash Management Class                 (29,748,037)     (29,748,037)    (429,277,866)    (429,277,866)
------------------------------------------------------------------------------------------------------
  Reserve Class(a)                          (15,801)         (15,801)        (808,659)        (808,659)
------------------------------------------------------------------------------------------------------
  Resource Class                        (12,533,895)     (12,533,895)    (299,829,030)    (299,829,030)
======================================================================================================
                                        159,997,282    $ 159,997,282      (40,334,726)   $ (40,334,726)
______________________________________________________________________________________________________
======================================================================================================

(a)  Reserve Class commenced sales on June 23, 2003.
(b) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 73.41% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities, brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         CASH MANAGEMENT CLASS
                                         ------------------------------------------------------
                                                                                  DECEMBER 31,
                                                                                      1999
                                                                                   (DATE SALES
                                                 YEAR ENDED AUGUST 31,            COMMENCED) TO
                                         --------------------------------------    AUGUST 31,
                                          2004        2003     2002      2001         2000
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 1.00      $ 1.00   $  1.00   $  1.00      $  1.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.01        0.01      0.02      0.05         0.04
-----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income    (0.01)      (0.01)    (0.02)    (0.05)       (0.04)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains   (0.00)      (0.00)    (0.00)    (0.00)       (0.00)
===============================================================================================
Total distributions                       (0.01)      (0.01)    (0.02)    (0.05)       (0.04)
===============================================================================================
Net asset value, end of period           $ 1.00      $ 1.00   $  1.00   $  1.00      $  1.00
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                            0.91%       1.16%     1.90%     5.23%        3.71%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $5,073      $2,563   $17,260   $19,254      $50,033
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         0.20%(b)    0.21%     0.21%     0.20%        0.19%(c)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                         0.43%(b)    0.43%     0.35%     0.36%        0.46%(c)
_______________________________________________________________________________________________
===============================================================================================
Ratio of net investment income to
  average net assets                       0.90%(b)    1.13%     1.90%     4.92%        5.25%(c)
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $4,971,241.
(c)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                           INSTITUTIONAL CLASS
                                         -------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                         -------------------------------------------------------
                                          2004          2003       2002        2001       2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  1.00       $  1.00    $  1.00    $   1.00    $  1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                     0.01          0.01       0.02        0.05       0.05
------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income     (0.01)        (0.01)     (0.02)      (0.05)     (0.05)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains    (0.00)        (0.00)     (0.00)      (0.00)     (0.00)
================================================================================================
Total distributions                        (0.01)        (0.01)     (0.02)      (0.05)     (0.05)
================================================================================================
Net asset value, end of period           $  1.00       $  1.00    $  1.00    $   1.00    $  1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                             0.99%         1.24%      1.98%       5.31%      5.41%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
  Net assets, end of period (000s
    omitted)                             $56,192       $84,989    $67,754    $208,307    $60,825
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                          0.12%(b)      0.13%      0.13%       0.12%      0.11%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                          0.33%(b)      0.33%      0.25%       0.26%      0.36%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                        0.98%(b)      1.21%      1.98%       5.00%      5.33%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $75,483,408.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        PERSONAL INVESTMENT CLASS
                                             -----------------------------------------------
                                                                                  MAY 30,
                                                                                   2001
                                                                                (DATE SALES
                                                 YEAR ENDED AUGUST 31,         COMMENCED) TO
                                             ------------------------------     AUGUST 31,
                                              2004          2003      2002         2001
--------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  1.00       $ 1.00    $ 1.00       $ 1.00
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.004         0.01      0.02         0.01
--------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.004)       (0.01)    (0.02)       (0.01)
--------------------------------------------------------------------------------------------
  Distributions from net realized gains       (0.000)       (0.00)    (0.00)       (0.00)
============================================================================================
Total distributions                           (0.004)       (0.01)    (0.02)       (0.01)
============================================================================================
Net asset value, end of period               $  1.00       $ 1.00    $ 1.00       $ 1.00
____________________________________________________________________________________________
============================================================================================
Total return(a)                                 0.43%        0.69%     1.47%        0.82%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $ 6,087       $6,415    $8,957       $1,609
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                              0.67%(b)     0.68%     0.63%        0.62%(c)
--------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                              1.08%(b)     1.08%     1.00%        1.01%(c)
____________________________________________________________________________________________
============================================================================================
Ratio of net investment income to average
  net assets                                    0.43%(b)     0.66%     1.48%        4.50%(c)
____________________________________________________________________________________________
============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average net assets of $6,749,563.
(c)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PRIVATE INVESTMENT CLASS
                                      ----------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------
                                        2004          2003        2002        2001        2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01         0..01        0.02        0.05        0.05
------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income                               (0.01)        (0.01)      (0.02)      (0.05)      (0.05)
------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                (0.00)        (0.00)      (0.00)      (0.00)      (0.00)
================================================================================================
Total distributions                      (0.01)        (0.01)      (0.02)      (0.05)      (0.05)
================================================================================================
Net asset value, end of period        $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                           0.74%         0.99%       1.73%       5.05%       5.15%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $276,400       $85,138    $111,045    $118,324    $ 77,755
________________________________________________________________________________________________
================================================================================================
  Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.37%(b)      0.38%       0.38%       0.37%       0.36%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.83%(b)      0.83%       0.75%       0.76%       0.86%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                      0.73%(b)      0.96%       1.73%       4.75%       5.08%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $97,178,407.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        RESOURCE CLASS
                                 -------------------------------------------------------------
                                                                                 DECEMBER 30,
                                                                                     1999
                                                                                  (DATE SALES
                                            YEAR ENDED AUGUST 31,                COMMENCED) TO
                                 --------------------------------------------     AUGUST 31,
                                  2004          2003       2002        2001          2000
----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  1.00       $  1.00    $  1.00    $   1.00       $ 1.00
----------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income             0.01          0.01       0.02        0.05         0.04(a)
----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income                         (0.01)        (0.01)     (0.02)      (0.05)       (0.04)
----------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                 (0.00)        (0.00)     (0.00)      (0.00)       (0.00)
==============================================================================================
Total distributions                (0.01)        (0.01)     (0.02)      (0.05)       (0.04)
==============================================================================================
Net asset value, end of period   $  1.00       $  1.00    $  1.00    $   1.00       $ 1.00
______________________________________________________________________________________________
==============================================================================================
Total return(b)                     0.83%         1.08%      1.82%       5.15%        3.66%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                       $10,557       $15,236    $29,726    $156,340       $  765
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements          0.28%(c)      0.29%      0.29%       0.28%        0.27%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements          0.53%(c)      0.53%      0.45%       0.46%        0.56%(d)
______________________________________________________________________________________________
==============================================================================================
Ratio of net investment income
  to average net assets             0.82%(c)      1.05%      1.82%       4.84%        5.17%(d)
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using averages shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $11,032,027.
(d)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                RESERVE CLASS
                                                     ------------------------------------
                                                        YEAR          JUNE 23, 2003 (DATE
                                                       ENDED           SALES COMMENCED)
                                                     AUGUST 31,           AUGUST 31,
                                                        2004                 2003
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  1.00               $  1.00
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.001(a)               0.01
-----------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                 (0.001)                (0.01)
-----------------------------------------------------------------------------------------
  Distributions from net realized gains                (0.000)                (0.00)
=========================================================================================
Total distributions                                    (0.001)                (0.01)
=========================================================================================
Net asset value, end of period                        $  1.00               $  1.00
_________________________________________________________________________________________
=========================================================================================
Total return(b)                                          0.15%                 0.44%
_________________________________________________________________________________________
=========================================================================================
Ratios/supplemental data:
Net assets, end of period                             $     1               $15,794
_________________________________________________________________________________________
=========================================================================================

Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements         0.92%(c)              0.93%(d)
-----------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements      1.33%(c)              1.32%(d)
_______________________________________________________________________________________ )
=========================================================================================
Ratio of net investment income to average net
  assets                                                 0.18%(c)              0.41%(d)
_______________________________________________________________________________________ )
=========================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $1,037.
(d)  Annualized.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Government TaxAdvantage Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government Tax-Advantage Portfolio ("Fund"), an investment portfolio of Short-Term Investments Trust ("Trust"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph. D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr. .........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D. ...........................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations. For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year-end tax statement.
REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid, 0.97% was derived from U.S. Treasury obligations.

                             ANNUAL REPORT / AUGUST 31, 2004

                            SHORT-TERM INVESTMENTS TRUST (STIT)

                             GOVERNMENT TAXADVANTAGE PORTFOLIO

                                      RESOURCE CLASS

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

TAP-AR-4

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Federal Reserve Beige Books
GRAHAM]             published during the fiscal year ended August 31, 2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P 500--Registered
                    Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard & Poor's
                    Composite Index of 500 Stocks (the S&P 500--Registered
                    Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.
                    The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for Short-Term Investments Trust Government TaxAdvantage Portfolio's Resource Class were 1.19% and 1.14%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 11 to 56-day range; at the close of the reporting period, the WAM stood at 11 days. The portfolio continued to maintain a relatively short maturity structure to take

========================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              87.9%

8-14                              0.0

15-60                             2.8

61-120                            8.2

121-180                           0.0

181-240                           1.1

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                                                                     (continued)
advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Resource Class stood at $10.6 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. Fund shares are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other investment agency.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman


================================================================================
       The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMinvestments.com FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


==========================================================================================
                                                                       HYPOTHETICAL
                                            ACTUAL                  (5% ANNUAL RETURN
                                                                     BEFORE EXPENSES)

                 BEGINNING          ENDING        EXPENSES       ENDING         EXPENSES
               ACCOUNT VALUE     ACCOUNT VALUE   PAID DURING  ACCOUNT VALUE    PAID DURING
                 (03/01/04)      (08/31/04)(1)    PERIOD(2)     (08/31/04)       PERIOD(2)

RESOURCE         $1,000.00         $1,004.40       $1.41        $1,023.73         $1.42

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.44% for Resource class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.28% for Resource class shares) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
==========================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)        VALUE
---------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-100.03%

FEDERAL FARM CREDIT BANK-1.41%

Disc. Notes,(a)
  1.26%                                        09/01/04   $  5,000   $  5,000,000
=================================================================================
FEDERAL HOME LOAN BANK-98.62%

Unsec. Bonds,
  4.13%                                        11/15/04      1,965      1,974,791
---------------------------------------------------------------------------------
  6.25%                                        11/15/04      1,000      1,009,261
---------------------------------------------------------------------------------
  5.25%                                        11/24/04      1,000      1,008,424
---------------------------------------------------------------------------------
  1.47%                                        02/28/05      2,000      2,000,000
---------------------------------------------------------------------------------
  1.31%                                        04/22/05      2,000      2,000,000
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.44%                                        09/01/04    281,413    281,413,000
---------------------------------------------------------------------------------
  1.47%                                        09/03/04     25,000     24,997,965
---------------------------------------------------------------------------------
  1.63%                                        11/19/04     15,000     14,946,511
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(b)
  1.44%                                        03/15/05     10,000      9,999,194
---------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.88%                                        12/15/04     10,000     10,065,895
=================================================================================
                                                                      349,415,041
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $354,415,041)                                             354,415,041
=================================================================================
TOTAL INVESTMENTS-100.03% (Cost
  $354,415,041)(c)                                                    354,415,041
=================================================================================
OTHER ASSETS LESS LIABILITIES-(0.03%)                                    (106,998)
=================================================================================
NET ASSETS-100.00%                                                   $354,308,043
_________________________________________________________________________________
=================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 08/31/04.
(c) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments at value (cost $354,415,041)                      $   354,415,041
-----------------------------------------------------------------------------
Cash                                                                   65,384
=============================================================================
Receivables for:
  Interest                                                            183,746
-----------------------------------------------------------------------------
  Amount due from advisor                                              13,287
-----------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement
  plans                                                                57,206
-----------------------------------------------------------------------------
Other assets                                                           21,643
=============================================================================
    Total assets                                                  354,756,307
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Dividends                                                           286,459
-----------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                   72,380
-----------------------------------------------------------------------------
Accrued distribution fees                                              54,626
-----------------------------------------------------------------------------
Accrued trustees' fees                                                  1,411
-----------------------------------------------------------------------------
Accrued transfer agent fees                                             6,261
-----------------------------------------------------------------------------
Accrued operating expenses                                             27,127
=============================================================================
    Total liabilities                                                 448,264
=============================================================================
Net assets applicable to shares outstanding                   $   354,308,043
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $   354,306,260
-----------------------------------------------------------------------------
  Undistributed net investment income                                   1,783
=============================================================================
                                                              $   354,308,043
_____________________________________________________________________________
=============================================================================


NET ASSETS:

Institutional Class                                           $    56,191,975
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   276,399,781
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $     6,086,744
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $     5,073,016
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $             1
_____________________________________________________________________________
=============================================================================
Resource Class                                                $    10,556,526
_____________________________________________________________________________
=============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Institutional Class                                                56,164,476
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          276,425,013
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                           6,088,800
_____________________________________________________________________________
=============================================================================
Cash Management Class                                               5,071,213
_____________________________________________________________________________
=============================================================================
Reserve Class                                                               1
_____________________________________________________________________________
=============================================================================
Resource Class                                                     10,558,396
_____________________________________________________________________________
=============================================================================
  Net asset value, offering and redemption price per share
    for each class                                            $          1.00
_____________________________________________________________________________
=============================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $2,140,690
========================================================================

EXPENSES:

Advisory fees                                                    390,831
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     8,703
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       485,892
------------------------------------------------------------------------
  Personal Investment Class                                       50,622
------------------------------------------------------------------------
  Cash Management Class                                            4,971
------------------------------------------------------------------------
  Reserve Class                                                       10
------------------------------------------------------------------------
  Resource Class                                                  22,064
------------------------------------------------------------------------
Transfer agent fees                                               43,348
------------------------------------------------------------------------
Trustees' fees and retirement benefits                            13,296
------------------------------------------------------------------------
Other                                                            137,451
========================================================================
    Total expenses                                             1,207,188
========================================================================
Less: Fees waived and expenses reimbursed                       (670,676)
========================================================================
    Net expenses                                                 536,512
========================================================================
Net investment income                                          1,604,178
========================================================================
Net realized gain from investment securities                         172
========================================================================
Net increase in net assets resulting from operations          $1,604,350
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,604,178    $  2,652,955
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         172          24,340
==========================================================================================
    Net increase in net assets resulting from operations         1,604,350       2,677,295
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (708,845)       (839,275)
------------------------------------------------------------------------------------------
  Private Investment Class                                        (734,604)     (1,252,576)
------------------------------------------------------------------------------------------
  Personal Investment Class                                        (27,753)        (52,141)
------------------------------------------------------------------------------------------
  Cash Management Class                                            (44,639)       (260,942)
------------------------------------------------------------------------------------------
  Reserve Class                                                         (1)            (29)
------------------------------------------------------------------------------------------
  Resource Class                                                   (88,336)       (247,992)
==========================================================================================
    Total distributions from net investment income              (1,604,178)     (2,652,955)
==========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                              (19,648)        (17,975)
------------------------------------------------------------------------------------------
  Private Investment Class                                         (21,972)        (42,461)
------------------------------------------------------------------------------------------
  Personal Investment Class                                         (1,354)         (2,054)
------------------------------------------------------------------------------------------
  Cash Management Class                                               (501)         (7,634)
------------------------------------------------------------------------------------------
  Resource Class                                                    (2,531)         (4,877)
==========================================================================================
    Total distributions from net realized gains                    (46,006)        (75,001)
==========================================================================================
    Decrease in net assets resulting from distributions         (1,650,184)     (2,727,956)
==========================================================================================
Share transactions-net:
  Institutional Class                                          (28,777,332)     17,228,188
------------------------------------------------------------------------------------------
  Private Investment Class                                     191,284,045     (25,880,227)
------------------------------------------------------------------------------------------
  Personal Investment Class                                       (327,170)     (2,540,757)
------------------------------------------------------------------------------------------
  Cash Management Class                                          2,510,283     (14,684,754)
------------------------------------------------------------------------------------------
  Reserve Class                                                    (15,793)         15,794
------------------------------------------------------------------------------------------
  Resource Class                                                (4,676,751)    (14,472,970)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       159,997,282     (40,334,726)
==========================================================================================
    Net increase (decrease) in net assets                      159,951,448     (40,385,387)
==========================================================================================

NET ASSETS:

  Beginning of year                                            194,356,595     234,741,982
==========================================================================================
  End of year (including undistributed net investment income
    of $1,783 and $392 for 2004 and 2003, respectively)       $354,308,043    $194,356,595
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                      RATE
---------------------------------------------------------------------
First $250 million                                              0.20%
---------------------------------------------------------------------
Over $250 million to $500 million                               0.15%
---------------------------------------------------------------------
Over $500 million                                               0.10%
_____________________________________________________________________
=====================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% of net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $390,831 and reimbursed expenses of $17,991.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $50,000 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $27,427 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $242,946, $37,123 $3,977, $8 and $17,651, respectively, after FMC waived Plan fees of $242,946, $13,499, $994, $2 and $4,413, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $3,745 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004          2003
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $1,650,184    $2,727,956
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                                  2004
------------------------------------------------------------------------------------------
Undistributed ordinary income                                                 $     74,475
------------------------------------------------------------------------------------------
Temporary book/tax differences                                                     (72,692)
------------------------------------------------------------------------------------------
Shares of beneficial interest                                                  354,306,260
==========================================================================================
    Total net assets                                                          $354,308,043
__________________________________________________________________________________________
==========================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.


NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of excise tax payments and distribution reclassifications, on August 31, 2004, undistributed net investment income was increased by $1,391, undistributed net realized gain (loss) was decreased by $144 and shares of beneficial interest decreased by $1,247. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                  CHANGES IN SHARES OUTSTANDING()(b)
------------------------------------------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------------
                                                   2004                              2003
                                      ------------------------------    ------------------------------
                                         SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                   262,259,706    $ 262,259,706      342,666,838    $ 342,666,838
------------------------------------------------------------------------------------------------------
  Private Investment Class              772,897,565      772,897,565      805,981,277      805,981,277
------------------------------------------------------------------------------------------------------
  Personal Investment Class              14,745,458       14,745,458       12,458,739       12,458,739
------------------------------------------------------------------------------------------------------
  Cash Management Class                  32,217,350       32,217,350      414,298,328      414,298,328
------------------------------------------------------------------------------------------------------
  Reserve Class(a)                                8                8          824,453          824,453
------------------------------------------------------------------------------------------------------
  Resource Class                          7,770,331        7,770,331      285,091,420      285,091,420
======================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                       122,658          122,658          211,442          211,442
------------------------------------------------------------------------------------------------------
  Private Investment Class                  195,133          195,133          654,592          654,592
------------------------------------------------------------------------------------------------------
  Personal Investment Class                     800              800            6,695            6,695
------------------------------------------------------------------------------------------------------
  Cash Management Class                      40,970           40,970          294,784          294,784
------------------------------------------------------------------------------------------------------
  Resource Class                             86,813           86,813          264,640          264,640
======================================================================================================
Reacquired:
  Institutional Class                  (291,159,696)    (291,159,696)    (325,650,092)    (325,650,092)
------------------------------------------------------------------------------------------------------
  Private Investment Class             (581,808,653)    (581,808,653)    (832,516,096)    (832,516,096)
------------------------------------------------------------------------------------------------------
  Personal Investment Class             (15,073,428)     (15,073,428)     (15,006,191)     (15,006,191)
------------------------------------------------------------------------------------------------------
  Cash Management Class                 (29,748,037)     (29,748,037)    (429,277,866)    (429,277,866)
------------------------------------------------------------------------------------------------------
  Reserve Class(a)                          (15,801)         (15,801)        (808,659)        (808,659)
------------------------------------------------------------------------------------------------------
  Resource Class                        (12,533,895)     (12,533,895)    (299,829,030)    (299,829,030)
======================================================================================================
                                        159,997,282    $ 159,997,282      (40,334,726)   $ (40,334,726)
______________________________________________________________________________________________________
======================================================================================================

(a)  Reserve Class commenced sales on June 23, 2003.
(b) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 73.41% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities, brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         CASH MANAGEMENT CLASS
                                         ------------------------------------------------------
                                                                                  DECEMBER 31,
                                                                                      1999
                                                                                   (DATE SALES
                                                 YEAR ENDED AUGUST 31,            COMMENCED) TO
                                         --------------------------------------    AUGUST 31,
                                          2004        2003     2002      2001         2000
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 1.00      $ 1.00   $  1.00   $  1.00      $  1.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.01        0.01      0.02      0.05         0.04
-----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income    (0.01)      (0.01)    (0.02)    (0.05)       (0.04)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains   (0.00)      (0.00)    (0.00)    (0.00)       (0.00)
===============================================================================================
Total distributions                       (0.01)      (0.01)    (0.02)    (0.05)       (0.04)
===============================================================================================
Net asset value, end of period           $ 1.00      $ 1.00   $  1.00   $  1.00      $  1.00
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                            0.91%       1.16%     1.90%     5.23%        3.71%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $5,073      $2,563   $17,260   $19,254      $50,033
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         0.20%(b)    0.21%     0.21%     0.20%        0.19%(c)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                         0.43%(b)    0.43%     0.35%     0.36%        0.46%(c)
_______________________________________________________________________________________________
===============================================================================================
Ratio of net investment income to
  average net assets                       0.90%(b)    1.13%     1.90%     4.92%        5.25%(c)
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $4,971,241.
(c)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                           INSTITUTIONAL CLASS
                                         -------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                         -------------------------------------------------------
                                          2004          2003       2002        2001       2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  1.00       $  1.00    $  1.00    $   1.00    $  1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                     0.01          0.01       0.02        0.05       0.05
------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income     (0.01)        (0.01)     (0.02)      (0.05)     (0.05)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains    (0.00)        (0.00)     (0.00)      (0.00)     (0.00)
================================================================================================
Total distributions                        (0.01)        (0.01)     (0.02)      (0.05)     (0.05)
================================================================================================
Net asset value, end of period           $  1.00       $  1.00    $  1.00    $   1.00    $  1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                             0.99%         1.24%      1.98%       5.31%      5.41%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
  Net assets, end of period (000s
    omitted)                             $56,192       $84,989    $67,754    $208,307    $60,825
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                          0.12%(b)      0.13%      0.13%       0.12%      0.11%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                          0.33%(b)      0.33%      0.25%       0.26%      0.36%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                        0.98%(b)      1.21%      1.98%       5.00%      5.33%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $75,483,408.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        PERSONAL INVESTMENT CLASS
                                             -----------------------------------------------
                                                                                  MAY 30,
                                                                                   2001
                                                                                (DATE SALES
                                                 YEAR ENDED AUGUST 31,         COMMENCED) TO
                                             ------------------------------     AUGUST 31,
                                              2004          2003      2002         2001
--------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  1.00       $ 1.00    $ 1.00       $ 1.00
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.004         0.01      0.02         0.01
--------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.004)       (0.01)    (0.02)       (0.01)
--------------------------------------------------------------------------------------------
  Distributions from net realized gains       (0.000)       (0.00)    (0.00)       (0.00)
============================================================================================
Total distributions                           (0.004)       (0.01)    (0.02)       (0.01)
============================================================================================
Net asset value, end of period               $  1.00       $ 1.00    $ 1.00       $ 1.00
____________________________________________________________________________________________
============================================================================================
Total return(a)                                 0.43%        0.69%     1.47%        0.82%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $ 6,087       $6,415    $8,957       $1,609
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                              0.67%(b)     0.68%     0.63%        0.62%(c)
--------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                              1.08%(b)     1.08%     1.00%        1.01%(c)
____________________________________________________________________________________________
============================================================================================
Ratio of net investment income to average
  net assets                                    0.43%(b)     0.66%     1.48%        4.50%(c)
____________________________________________________________________________________________
============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average net assets of $6,749,563.
(c)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PRIVATE INVESTMENT CLASS
                                      ----------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------
                                        2004          2003        2002        2001        2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01         0..01        0.02        0.05        0.05
------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income                               (0.01)        (0.01)      (0.02)      (0.05)      (0.05)
------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                (0.00)        (0.00)      (0.00)      (0.00)      (0.00)
================================================================================================
Total distributions                      (0.01)        (0.01)      (0.02)      (0.05)      (0.05)
================================================================================================
Net asset value, end of period        $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                           0.74%         0.99%       1.73%       5.05%       5.15%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $276,400       $85,138    $111,045    $118,324    $ 77,755
________________________________________________________________________________________________
================================================================================================
  Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.37%(b)      0.38%       0.38%       0.37%       0.36%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.83%(b)      0.83%       0.75%       0.76%       0.86%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                      0.73%(b)      0.96%       1.73%       4.75%       5.08%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $97,178,407.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        RESOURCE CLASS
                                 -------------------------------------------------------------
                                                                                 DECEMBER 30,
                                                                                     1999
                                                                                  (DATE SALES
                                            YEAR ENDED AUGUST 31,                COMMENCED) TO
                                 --------------------------------------------     AUGUST 31,
                                  2004          2003       2002        2001          2000
----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  1.00       $  1.00    $  1.00    $   1.00       $ 1.00
----------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income             0.01          0.01       0.02        0.05         0.04(a)
----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income                         (0.01)        (0.01)     (0.02)      (0.05)       (0.04)
----------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                 (0.00)        (0.00)     (0.00)      (0.00)       (0.00)
==============================================================================================
Total distributions                (0.01)        (0.01)     (0.02)      (0.05)       (0.04)
==============================================================================================
Net asset value, end of period   $  1.00       $  1.00    $  1.00    $   1.00       $ 1.00
______________________________________________________________________________________________
==============================================================================================
Total return(b)                     0.83%         1.08%      1.82%       5.15%        3.66%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                       $10,557       $15,236    $29,726    $156,340       $  765
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements          0.28%(c)      0.29%      0.29%       0.28%        0.27%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements          0.53%(c)      0.53%      0.45%       0.46%        0.56%(d)
______________________________________________________________________________________________
==============================================================================================
Ratio of net investment income
  to average net assets             0.82%(c)      1.05%      1.82%       4.84%        5.17%(d)
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using averages shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $11,032,027.
(d)  Annualized.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                RESERVE CLASS
                                                     ------------------------------------
                                                        YEAR          JUNE 23, 2003 (DATE
                                                       ENDED           SALES COMMENCED)
                                                     AUGUST 31,           AUGUST 31,
                                                        2004                 2003
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  1.00               $  1.00
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.001(a)               0.01
-----------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                 (0.001)                (0.01)
-----------------------------------------------------------------------------------------
  Distributions from net realized gains                (0.000)                (0.00)
=========================================================================================
Total distributions                                    (0.001)                (0.01)
=========================================================================================
Net asset value, end of period                        $  1.00               $  1.00
_________________________________________________________________________________________
=========================================================================================
Total return(b)                                          0.15%                 0.44%
_________________________________________________________________________________________
=========================================================================================
Ratios/supplemental data:
Net assets, end of period                             $     1               $15,794
_________________________________________________________________________________________
=========================================================================================

Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements         0.92%(c)              0.93%(d)
-----------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements      1.33%(c)              1.32%(d)
_______________________________________________________________________________________ )
=========================================================================================
Ratio of net investment income to average net
  assets                                                 0.18%(c)              0.41%(d)
_______________________________________________________________________________________ )
=========================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $1,037.
(d)  Annualized.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Government TaxAdvantage Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Government Tax-Advantage Portfolio ("Fund"), an investment portfolio of Short-Term Investments Trust ("Trust"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph. D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr. .........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D. ...........................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations. For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year-end tax statement.
REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid, 0.97% was derived from U.S. Treasury obligations.

                         ANNUAL REPORT / AUGUST 31, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                             LIQUID ASSETS PORTFOLIO

                              CASH MANAGEMENT CLASS

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                             --Registered Trademark-

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--


LAP-AR-3

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--Registered Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P
                    500--Registered Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust Liquid Assets Portfolio's Cash Management Class were 1.39% and 1.30%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 25- to 55-day range; at the close of the reporting period, the WAM stood at 31 days. The portfolio continued to maintain a

========================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              45.9%

8-14                              7.4

15-60                            28.9

61-120                           10.9

121-180                           2.7

181-240                           2.6

241+                              1.6

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                             --Registered Trademark-

                                                                     (continued)
relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Cash Management Class stood at $4.3 billion.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman


================================================================================
       The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

==========================================================================================
                                                                       HYPOTHETICAL
                                              ACTUAL                (5% ANNUAL RETURN
                                                                     BEFORE EXPENSES)

                   BEGINNING         ENDING          EXPENSES      ENDING          EXPENSES
                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING  ACCOUNT VALUE    PAID DURING
                   (03/01/04)      (08/31/04)(1)    PERIOD(2)    (08/31/04)       PERIOD(2)

CASH
MANAGEMENT         $1,000.00         $1,005.10        $1.01       $1,024.13         $1.02

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.51% for Cash Management class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.20% for Cash
Management class shares) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
==========================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

COMMERCIAL PAPER-27.43%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-0.99%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 05/19/04; Cost $54,370,867)
  1.48%                                        11/03/04   $ 54,749   $    54,607,200
------------------------------------------------------------------------------------
  (Acquired 05/11/04; Cost $141,086,158)
  1.45%                                        11/08/04    142,117       141,726,093
====================================================================================
                                                                         196,333,293
====================================================================================
ASSET-BACKED SECURITIES-FULLY BACKED-10.15%

Aspen Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)(c)
  (Acquired 08/19/04; $71,846,400)
  1.60%                                        10/06/04     72,000        71,888,000
------------------------------------------------------------------------------------
Blue Spice LLC (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 08/20/04; Cost $241,668,729)
  1.54%                                        09/21/04    242,000       241,792,956
------------------------------------------------------------------------------------
  (Acquired 05/13/04; Cost $148,891,375)
  1.47%                                        11/10/04    150,000       149,571,250
------------------------------------------------------------------------------------
Govco, Inc. (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/10/04; Cost $224,064,646)
  1.62%                                        11/10/04    225,000       224,283,958
------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/10/04; Cost $29,960,475)
  1.53%                                        09/10/04     30,000        29,988,525
------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $76,925,442)
  1.60%                                        10/18/04     77,138        76,976,867
------------------------------------------------------------------------------------
Legacy Capital Co., LLC (Liberty Hampshire
  Co., LLC (The)-ABS Program Sponsor)(b)
  (Acquired 08/25/04; Cost $61,378,854)
  1.57%                                        09/28/04     61,470        61,397,619
------------------------------------------------------------------------------------
  (Acquired 08/24/04; Cost $240,012,959)
  1.60%                                        10/01/04    240,419       240,098,441
------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $124,650,000)
  1.60%                                        10/14/04    125,000       124,761,111
------------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)(c)
  (Acquired 08/12/04; Cost $117,823,328)
  1.54%                                        09/16/04    118,000       117,924,283
------------------------------------------------------------------------------------
  (Acquired 08/19/04; Cost $99,786,667)
  1.60%                                        10/06/04    100,000        99,844,445
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Racers Trust-Series 2004-G-MM, Floating Rate
  Notes(b)(d)
  (Acquired 4/13/04; Cost $279,000,000)
  1.61%                                        10/22/08   $279,000   $   279,000,000
------------------------------------------------------------------------------------
Steamboat Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 08/31/04; Cost $128,646,492)
  1.61%                                        09/02/04    128,658       128,652,246
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $54,690,184)
  1.55%                                        09/20/04     54,768        54,723,197
------------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/17/04; Cost $120,004,649)
  1.54%                                        09/17/04    120,164       120,081,754
====================================================================================
                                                                       2,020,984,652
====================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-4.38%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $24,968,125)
  1.53%                                        09/17/04     25,000        24,983,000
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $69,895,194)
  1.54%                                        09/22/04     70,000        69,937,117
------------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/03/04; Cost $24,953,125)
  1.50%                                        09/17/04     25,000        24,983,333
------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $114,734,222)
  1.60%                                        10/08/04    115,000       114,810,889
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $49,873,333)
  1.60%                                        10/14/04     50,000        49,904,445
------------------------------------------------------------------------------------
  (Acquired 08/10/04; Cost $74,719,875)
  1.62%                                        11/01/04     75,000        74,794,125
------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 08/20/04; Cost $199,463,333)
  1.61%                                        10/19/04    200,000       199,570,667
------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (JPMorgan
  Chase Bank-ABS Program Sponsor)(b)
  (Acquired 08/19/04; Cost $35,519,311)
  1.54%                                        09/20/04     35,568        35,539,091
------------------------------------------------------------------------------------
Receivables Capital Co. LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $192,831,826)
  1.53%                                        09/17/04    193,078       192,946,707
------------------------------------------------------------------------------------
Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $84,769,556)
  1.60%                                        10/18/04     85,000        84,822,445
====================================================================================
                                                                         872,291,819
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/SECURITY ARBITRAGE-4.88%

Galaxy Funding Inc. (U.S. Bank N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/17/04; Cost $149,580,000)
  1.60%                                        10/19/04   $150,000   $   149,680,000
------------------------------------------------------------------------------------
Grampian Funding LLC (HBOS Treasury Services
  PLC-ABS Program Sponsor)(b)
  (Acquired 05/25/04; Cost $51,615,778)
  1.52%                                        11/16/04     52,000        51,833,138
------------------------------------------------------------------------------------
Klio Funding Corp. (Bear Stearns Asset
  Management Inc.-ABS Program Sponsor)(b)
  (Acquired 08/17/04; Cost $199,810,513)
  1.55%                                        09/16/04    200,056       199,926,797
------------------------------------------------------------------------------------
  (Acquired 08/19/04; Cost $25,382,884)
  1.55%                                        09/21/04     25,419        25,397,111
------------------------------------------------------------------------------------
Scaldis Capital LLC (Fortis Bank
  S.A./N.V.-ABS Program Sponsor)(b)
  (Acquired 08/25/04; Cost $225,674,748)
  1.57%                                        09/27/04    226,000       225,743,741
------------------------------------------------------------------------------------
  (Acquired 05/11/04; Cost $64,453,567)
  1.45%                                        11/05/04     64,919        64,749,038
------------------------------------------------------------------------------------
  (Acquired 05/11/04; Cost $139,616,868)
  1.45%                                        11/08/04    140,374       139,963,383
------------------------------------------------------------------------------------
  (Acquired 05/19/04; Cost $42,629,857)
  1.48%                                        11/09/04     42,937        42,815,202
------------------------------------------------------------------------------------
  (Acquired 05/25/04; Cost $70,718,487)
  1.52%                                        11/19/04     71,254        71,016,328
====================================================================================
                                                                         971,124,738
====================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-3.81%

Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $199,770,500)
  1.53%                                        09/14/04    200,000       199,889,500
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $24,964,938)
  1.53%                                        09/20/04     25,000        24,979,813
------------------------------------------------------------------------------------
CAFCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/18/04; Cost $49,927,750)
  1.53%                                        09/21/04     50,000        49,957,500
------------------------------------------------------------------------------------
Ciesco, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/17/04; Cost $49,843,472)
  1.61%                                        10/26/04     50,000        49,877,014
------------------------------------------------------------------------------------
FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  1.61%                                        10/19/04    200,000       199,570,667
------------------------------------------------------------------------------------
  1.64%                                        11/15/04    135,000       134,538,750
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust-Series A-1+ (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  1.53%                                        09/24/04   $100,000   $    99,902,250
====================================================================================
                                                                         758,715,494
====================================================================================

CONSUMER FINANCE-0.50%

Household Finance Corp.
  1.60%                                        10/18/04    100,000        99,791,111
====================================================================================

DIVERSIFIED BANKS-0.75%

Bank of America Corp.
  1.60%                                        11/10/04    150,000       149,533,333
====================================================================================

INVESTMENT BANKING & BROKERAGE-1.60%

Morgan Stanley, Floating Rate(e)
  1.64%                                        12/13/04    319,000       319,000,000
====================================================================================

REGIONAL BANKS-0.37%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.49%                                        11/08/04     25,000        24,929,639
------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  1.61%                                        10/27/04     50,000        49,874,778
====================================================================================
                                                                          74,804,417
====================================================================================
      Total Commercial Paper (Cost
         $5,462,578,857)                                               5,462,578,857
====================================================================================

CERTIFICATES OF DEPOSIT-11.06%

Alliance & Leicester PLC (United Kingdom)
  1.26%                                        10/25/04    100,000       100,000,000
------------------------------------------------------------------------------------
  1.75%                                        12/24/04    100,000       100,000,000
------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, S.A. (Spain)
  1.50%                                        11/10/04     75,000        75,000,000
------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.92%                                        01/31/05    100,000       100,000,000
------------------------------------------------------------------------------------
CALYON (France)
  1.76%                                        12/03/04    110,000       110,002,828
------------------------------------------------------------------------------------
Credit Suisse First Boston Bank (Switzerland)
  1.65%                                        10/26/04    222,000       222,000,000
------------------------------------------------------------------------------------
  1.66%                                        10/29/04    200,000       200,000,000
------------------------------------------------------------------------------------
Danske Bank A/S (Denmark)
  1.49%(f)                                     12/23/04    100,000        99,990,678
------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.71%                                        05/20/05     80,000        79,822,272
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Deutsche Bank-New York Branch (Germany)
  1.46%                                        03/09/05   $100,000   $   100,000,000
------------------------------------------------------------------------------------
HSBC Bank USA (United Kingdom)
  1.26%                                        01/13/05    225,000       225,000,000
------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  1.60%                                        11/09/04     80,000        80,000,000
------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.43%(d)                                     10/01/04    200,000       199,994,205
------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.28%                                        12/31/04    100,000       100,000,000
------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
  1.61%                                        11/12/04    160,000       159,980,832
------------------------------------------------------------------------------------
  1.66%                                        11/15/04    100,000       100,000,000
------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  1.52%                                        09/16/04    150,000       150,000,000
====================================================================================
      Total Certificates of Deposit (Cost
         $2,201,790,815)                                               2,201,790,815
====================================================================================

ASSET-BACKED SECURITIES-9.29%

CONSUMER RECEIVABLES-0.36%

Daimler Chrysler Auto Trust-Series 2004-A,
  Class A-1, Notes(b)
  (Acquired 02/24/04; Cost $27,810,743)
  1.07%                                        03/08/05     27,811        27,810,743
------------------------------------------------------------------------------------
GS Auto Loan Trust-Series 2004-1, Class A-1,
  Notes
  1.11%                                        02/15/05      9,508         9,507,889
------------------------------------------------------------------------------------
USAA Auto Owner Trust-Series 2004-1, Class
  A-1, Notes
  1.08%                                        03/15/05     35,146        35,146,114
====================================================================================
                                                                          72,464,746
====================================================================================

STRUCTURED-5.21%

Granite Mortgages PLC (United Kingdom)-Series
  2004-1, Class 1A-1,
  Floating Rate Bonds,
  1.56%(d)                                     12/20/04     97,418        97,417,723
------------------------------------------------------------------------------------
Holmes Financing (No. 8) PLC (United
  Kingdom)-Series 8, Class 1A,
  Floating Rate Bonds,
  1.55%(d)                                     04/15/05    182,000       182,000,000
------------------------------------------------------------------------------------
Paragon Mortgages PLC (United Kingdom)-Series
  6A, Class A-1,
  Floating Rate Bonds
  (Acquired 10/06/03; Cost $104,634,624)
  1.62%(b)(d)                                  09/15/04    104,635       104,634,624
------------------------------------------------------------------------------------
Permanent Financing (No. 3) PLC (United
  Kingdom)-Series 3, Class 1A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.53%(d)                                     12/10/04    150,000       150,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
STRUCTURED-(CONTINUED)

Permanent Financing (No. 4) PLC (United
  Kingdom)-Series 4, Class 1A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.52%(d)                                     03/10/05   $175,000   $   175,000,000
------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 16A, Class A-1, Floating
  Rate Bonds
  (Acquired 09/16/03; Cost $20,488,320)
  1.59%(b)(d)                                  09/11/04     20,488        20,488,320
------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 17A, Class A-1, Floating
  Rate Bonds
  (Acquired 02/10/04; Cost $122,362,100)
  1.61%(b)(d)                                  02/14/05    122,362       122,362,100
------------------------------------------------------------------------------------
RMAC, Series 2004-NS2A, Class A-1, Puttable
  Floating Rate Bonds
  (Acquired 06/14/04; Cost $185,000,000)
  1.57%(b)(d)                                  06/12/05    185,000       185,000,000
====================================================================================
                                                                       1,036,902,767
====================================================================================

STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-3.72%

Beta Finance Inc., Floating Rate MTN
  (Citibank International PLC-ABS Program
  Sponsor)
  (Acquired 10/02/03; Cost $99,980,000)
  1.55%(b)(d)                                  10/15/04    100,000        99,997,628
------------------------------------------------------------------------------------
  (Acquired 10/02/03; Cost $49,990,000)
  1.55%(b)(d)                                  10/15/04     50,000        49,998,824
------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $199,960,000)
  1.55%(b)(d)                                  10/18/04    200,000       199,994,905
------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $164,967,000)
  1.55%(b)(d)                                  10/19/04    165,000       164,995,696
------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $99,980,000)
  1.55%(b)(d)                                  10/20/04    100,000        99,997,322
------------------------------------------------------------------------------------
  (Acquired 05/13/04; Cost $50,000,000)
  2.01%(b)                                     05/20/05     50,000        50,000,000
------------------------------------------------------------------------------------
Whitehawk CDO Funding, Ltd. (Cayman
  Islands)-Series 2004-1A, Class AMMA,
  Floating Rate Bonds
  (Acquired 07/29/04; Cost $75,000,000)
  1.71%(b)(f)                                  03/15/05     75,000        75,000,000
====================================================================================
                                                                         739,984,375
====================================================================================
      Total Asset-Backed Securities (Cost
         $1,849,351,888)                                               1,849,351,888
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

TIME DEPOSITS-6.21%

Societe Generale-Cayman (France)
  1.56%                                        09/01/04   $635,518   $   635,518,415
------------------------------------------------------------------------------------
U.S. Bank, N.A.-Cayman
  1.50%                                        09/01/04    600,000       600,000,000
====================================================================================
      Total Time Deposits (Cost
         $1,235,518,415)                                               1,235,518,415
====================================================================================

PROMISSORY NOTES-4.88%

Goldman Sachs Group, Inc. (The)
  (Acquired 03/08/04; Cost $250,000,000)
  1.52%(b)(e)(g)                               10/08/04    250,000       250,000,000
------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $250,000,000)
  1.69%(b)(e)(g)                               10/08/04    250,000       250,000,000
------------------------------------------------------------------------------------
  (Acquired 06/21/04; Cost $155,000,000)
  1.68%(b)(e)(g)                               12/20/04    155,000       155,000,000
------------------------------------------------------------------------------------
  (Acquired 06/28/04; Cost $120,000,000)
  1.69%(b)(e)(g)                               12/27/04    120,000       120,000,000
------------------------------------------------------------------------------------
  (Acquired 07/13/04; Cost $196,000,000)
  1.69%(b)(e)(g)                               01/10/05    196,000       196,000,000
====================================================================================
      Total Promissory Notes (Cost
         $971,000,000)                                                   971,000,000
====================================================================================

MEDIUM-TERM NOTES-4.73%

Allstate Life Global Funding II, Floating
  Rate MTN
  (Acquired 11/18/03; Cost $130,000,000)
  1.60%(b)(d)                                  12/15/10    130,000       130,000,000
------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $140,000,000)
  1.55%(b)(d)                                  04/08/14    140,000       140,000,000
------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  1.66%(d)                                     07/09/07    332,900       332,900,000
------------------------------------------------------------------------------------
MetLife Global Funding, Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  1.61%(b)(d)                                  09/12/08     90,000        90,000,000
------------------------------------------------------------------------------------
MetLife Global Funding, Floating Rate Global
  MTN
  (Acquired 04/03/03; Cost $149,342,050)
  1.68%(b)(d)                                  04/28/08    149,300       149,339,120
------------------------------------------------------------------------------------
Royal Bank of Canada (Canada), Floating Rate
  Yankee MTN
  1.55%(d)                                     11/07/08    100,000       100,000,000
====================================================================================
      Total Medium-Term Notes (Cost
         $942,239,120)                                                   942,239,120
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES-4.22%(h)

INSURED-1.60%(C)(I)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  1.60%                                        12/01/36   $  8,100   $     8,100,000
------------------------------------------------------------------------------------
Baptist Health System of South Florida;
  Taxable Series 1995 A RB
  1.57%                                        05/15/17        200           200,000
------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Taxable Series 1998 F-2 RB
  1.63%                                        11/15/16      4,831         4,830,771
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Agency;
  Taxable Housing Series 1993 A RB
  1.57%                                        01/01/34     30,400        30,400,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing);
  Taxable Series 2002 A RB
  1.57%                                        01/01/47     39,670        39,670,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan
  Taxable Series 1999 B-II RB
  1.57%                                        09/01/34      2,000         2,000,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-III RB
  1.57%                                        09/01/34      4,650         4,650,000
------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan RB
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1
  1.57%(b)                                     09/01/36     25,000        25,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $60,000,000)
  Series 2002 Tranche 1
  1.57%(b)                                     08/01/37     60,000        60,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $40,000,000)
  Series 2002 Tranche 2
  1.57%(b)                                     08/01/37     40,000        40,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 3
  1.57%(b)                                     08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 4
  1.57%(b)                                     08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  1.57%                                        09/01/30      4,200         4,200,000
====================================================================================
                                                                         319,050,771
====================================================================================

LETTER OF CREDIT-2.62%(j)

Advocare of South Carolina Inc.; Series 1997
  Bonds (LOC-Wachovia Bank N.A.)
  (Acquired 03/28/02; Cost $9,850,000)
  1.62%(b)(i)                                  06/01/17      9,850         9,850,000
------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project);
  Taxable Series 1999 B RB (LOC-Wachovia Bank
  N.A.)
  1.64%(i)                                     01/01/15      7,575         7,575,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  (Acquired 05/17/04; Cost $1,000,000)
  1.65%(b)(i)                                  07/01/08   $  1,000   $     1,000,000
------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Taxable Series 1997 A RB (LOC-ABN
  AMRO Bank N.V.)
  1.62%(e)                                     02/15/27     10,100        10,100,000
------------------------------------------------------------------------------------
Brooks (County of), Georgia Development
  Authority (Langboard Inc. Project); Taxable
  Series 2003 IDR (LOC-Bank of America N.A.)
  1.63%(i)                                     05/01/18      9,999         9,999,000
------------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank N.A.)
  1.62%(i)                                     09/01/19     17,900        17,900,000
------------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999-F Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     12/02/19      5,588         5,588,000
------------------------------------------------------------------------------------
  Series 2000-B Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  (Acquired 12/30/03; Cost $19,000)
  1.64%(b)(i)                                  07/01/20         19            19,000
------------------------------------------------------------------------------------
  Series 2000-C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     09/01/20      4,000         4,000,000
------------------------------------------------------------------------------------
Carlton Arms of Ocala; Floating Rate Series
  2002 Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 07/31/03; Cost $18,500,000)
  1.63%(b)(i)                                  09/01/34     18,500        18,500,000
------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000 Floating
  Rate Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     07/01/20        449           449,000
------------------------------------------------------------------------------------
Corp. Finance Managers Inc.; Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  1.65%(i)                                     02/02/43      1,000         1,000,000
------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  (Acquired 06/25/02; Cost $10,035,000)
  1.64%(b)(i)                                  08/31/16     10,035        10,035,000
------------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004 Floating
  Rate Notes
  (LOC-ABN AMRO Bank N.V.)
  1.63%(i)                                     12/01/15      8,000         8,000,000
------------------------------------------------------------------------------------
Fayette (County of), Ohio (Fayette County
  Memorial Hospital);
  Taxable Series 2003 RB (LOC-National City
  Bank)
  1.63%(i)                                     08/01/23        300           300,000
------------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  1.68%(i)                                     10/15/27        800           800,000
------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Floating Rate Bonds (LOC-Wachovia Bank
  N.A.)
  1.60%(i)                                     11/01/18     25,000        25,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Illinois (State of) Finance Authority
  (Fairview); Taxable Refunding Series 2004 C
  RB (LOC-ABN AMRO Bank N.V.)
  1.70%(i)                                     08/15/34   $ 14,100   $    14,100,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 B RB (LOC-JPMorgan Chase Bank)
  1.57%(i)                                     09/01/31      7,800         7,800,000
------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     02/01/09      2,300         2,300,000
------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating Rate
  Notes
  (LOC-ABN AMRO Bank N.V.)
  1.70%(i)                                     12/01/39      2,000         2,000,000
------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     02/01/09      5,815         5,815,000
------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating Rate
  Notes
  (LOC-Federal Home Loan Bank)
  1.58%(i)                                     09/01/33      7,638         7,638,388
------------------------------------------------------------------------------------
Lehigh (County of), Pennsylvania Industrial
  Development Authority (Bouras Industries);
  Taxable Series 2002 C IDR (LOC-Wachovia
  Bank N.A.)
  1.68%(i)                                     11/01/13        774           774,000
------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     02/01/18     55,200        55,200,000
------------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  1.63%(i)                                     12/01/53      4,660         4,660,000
------------------------------------------------------------------------------------
Mesivta of Greater Los Angeles, California;
  Series 2004 Floating Rate Bonds (LOC-Bank
  of America N.A.)
  1.70%(i)                                     06/01/29      5,000         5,000,000
------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project);
  IDR (LOC-Wachovia Bank N.A.)
  (Acquired 05/04/04; Cost $5,000,000)
  Taxable Incremental Series 2004
  1.63%(b)(i)                                  03/01/19      5,000         5,000,000
------------------------------------------------------------------------------------
  (Acquired 05/04/04; Cost $40,000,000)
  Taxable Series 2002
  1.63%(b)(i)                                  05/01/17     40,000        40,000,000
------------------------------------------------------------------------------------
New York (State of), Anti-Defamation League
  Foundation;
  Taxable Series 2004 A RB (LOC-Bank of New
  York)
  1.61%(i)                                     01/01/34      6,000         6,000,000
------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Refunding Series
  2003 F RB (LOC-State Street Bank & Trust
  Co.)
  1.58%(i)                                     09/15/07      8,000         8,000,000
------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Taxable Series 2001 C RB (LOC-Bank of
  America N.A.)
  1.55%(i)                                     02/15/21      7,500         7,500,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Porterfield Family Partners, L.P.; Series
  2004 Floating Rate Notes (LOC-Wachovia Bank
  N.A.)
  1.65%(i)                                     07/01/14   $  3,200   $     3,200,000
------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating Rate
  Bonds (LOC-ABN AMRO Bank N.V.)
  1.70%(i)                                     01/01/15      3,409         3,409,000
------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.58%(i)                                     12/01/22      4,999         4,999,000
------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
  Series 2002 Floating Rate Bonds
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     05/01/14     13,272        13,272,000
------------------------------------------------------------------------------------
S&L Capital LLC; Floating Rate Notes
  (LOC-Comerica Bank)
  1.68%(i)                                     11/04/42        774           774,000
------------------------------------------------------------------------------------
San Jose (City of), California Redevelopment
  Agency (Merged Area);
  RB (LOC-Bank of New York)
  Taxable Series 2002 G
  1.60%(i)                                     08/01/29        976           975,657
------------------------------------------------------------------------------------
  Taxable Series 2002 H
  1.60%(i)                                     08/01/29     10,827        10,827,119
------------------------------------------------------------------------------------
Savannah College of Art & Design; Series 2004
  RB
  (LOC-Bank of America N.A.)
  1.63%(i)                                     04/01/24     12,000        12,000,000
------------------------------------------------------------------------------------
Sebastian Commons L.P.; Series 2003 Floating
  Rate Notes
  (LOC-Bank of America N.A.)
  1.60%(i)                                     09/01/28      3,974         3,974,000
------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Notes
  (LOC-Federal Home Loan Bank)
  Series 2004 A
  1.58%(i)                                     07/01/54     10,000        10,000,000
------------------------------------------------------------------------------------
  Series 2003 D
  1.58%(i)                                     10/01/53      4,366         4,365,847
------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     11/01/52      9,870         9,870,000
------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Series 2000 Floating Rate
  Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     06/01/30     28,670        28,670,000
------------------------------------------------------------------------------------
Union (County of), Arkansas (Del-Tin Fiber
  LLC Project);
  Taxable Series 1998 IDR (LOC-JPMorgan Chase
  Bank)
  1.63%(i)                                     10/01/27     34,400        34,400,000
------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank N.A.)
  (Acquired 07/31/03; Cost $47,130,000)
  1.65%(b)(i)                                  07/01/26     47,130        47,130,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Wake Forest University; Series 1997 Floating
  Rate Bonds
  (LOC-Wachovia Bank N.A.)
  1.62%(i)                                     07/01/17   $  6,900   $     6,900,000
------------------------------------------------------------------------------------
West Michigan Heart Capital LLC; Series 2004
  A Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.63%(i)                                     05/01/44     10,000        10,000,000
------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Taxable
  Series 2003 RB
  (LOC-JPMorgan Chase Bank)
  1.60%(i)                                     11/01/23     14,800        14,800,000
====================================================================================
                                                                         521,469,011
====================================================================================
      Total Variable Rate Demand Notes (Cost
         $840,519,782)                                                   840,519,782
====================================================================================

MASTER NOTE AGREEMENTS-4.13%(k)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 05/26/04; Cost $800,000,000)
  1.70%(b)(l)                                  10/06/04    800,000       800,000,000
------------------------------------------------------------------------------------
  (Acquired 08/23/04; Cost $23,000,000)
  1.70%(b)(l)                                  02/23/05     23,000        23,000,000
====================================================================================
      Total Master Note Agreements (Cost
         $823,000,000)                                                   823,000,000
====================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-2.69%

FEDERAL HOME LOAN BANK (FHLB)-2.11%

Unsec. Bonds
  1.20%                                        02/28/05     75,000        74,965,385
------------------------------------------------------------------------------------
  1.31%                                        04/11/05    195,000       195,000,000
------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds
  1.53%(f)                                     01/05/05    150,000       149,997,403
====================================================================================
                                                                         419,962,788
====================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.58%

Unsec. Notes
  1.66%                                        05/20/05    115,000       115,000,000
====================================================================================
      Total U.S. Government Agency Securities
         (Cost $534,962,788)                                             534,962,788
====================================================================================

FUNDING AGREEMENTS-2.34%

New York Life Insurance Co.
  (Acquired 04/07/04; Cost $250,000,000)
  1.57%(b)(d)(g)                               04/06/05    250,000       250,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
FUNDING AGREEMENTS-(CONTINUED)

Travelers Insurance Co. (The)
  (Acquired 11/25/03; Cost $115,000,000)
  1.87%(b)(f)(g)                               11/24/04   $115,000   $   115,000,000
------------------------------------------------------------------------------------
  (Acquired 08/27/04; Cost $100,000,000)
  1.88%(b)(f)(g)                               08/26/05    100,000       100,000,000
====================================================================================
      Total Funding Agreements (Cost
         $465,000,000)                                                   465,000,000
====================================================================================

PUTTABLE RESET NOTES-0.89%

Merck & Co. Inc.; PURS Notes
  (Acquired 02/23/04; Cost $103,170,600)
  4.48%(b)                                     02/22/05    100,000       101,511,464
------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.01%                                        06/01/05     75,000        76,632,952
====================================================================================
      Total Puttable Reset Notes (Cost
         $178,144,416)                                                   178,144,416
====================================================================================
      Total Investments (excluding Repurchase
         Agreements) (Cost $15,504,106,081)                           15,504,106,081
====================================================================================

REPURCHASE AGREEMENTS-22.16%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.58%(m)                                     09/01/04     10,000        10,000,000
------------------------------------------------------------------------------------
Banc of America Securities LLC
  1.60%(n)                                     09/01/04    163,500       163,500,000
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.58%(o)                                     09/01/04    148,000       148,000,000
------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.49%(p)                                     09/01/04    250,000       250,000,000
------------------------------------------------------------------------------------
  1.55%(q)                                     09/01/04    181,287       181,286,646
------------------------------------------------------------------------------------
  1.58%(r)                                     09/01/04    125,080       125,080,099
------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.55%(s)                                     09/01/04    200,000       200,000,000
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.62%(t)                                     09/01/04    760,000       760,000,000
------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.58%(u)                                     09/01/04     23,000        23,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.32%(v)                                     04/15/05    400,000       400,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.57%(w)                                     09/01/04    498,000       498,000,000
------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  1.58%(x)                                     09/01/04     67,686        67,686,291
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.60%(y)                                     09/01/04   $287,500   $   287,500,000
------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.60%(z)                                     09/01/04    148,000       148,000,000
------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.60%(aa)                                    09/01/04     59,000        59,000,000
------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.59%(ab)                                    09/01/04    200,000       200,000,000
------------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.60%(ac)                                    09/01/04    405,000       405,000,000
------------------------------------------------------------------------------------
  1.63%(ad)                                    09/01/04    425,000       425,000,000
------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.60%(ae)                                    09/01/04     62,000        62,000,000
====================================================================================
      Total Repurchase Agreements (Cost
         $4,413,053,036)                                               4,413,053,036
____________________________________________________________________________________
====================================================================================
TOTAL INVESTMENTS-100.03% (Cost
  $19,917,159,117)(af)                                                19,917,159,117
____________________________________________________________________________________
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.03%)                                     (5,029,843)
____________________________________________________________________________________
====================================================================================
NET ASSETS-100.00%                                                   $19,912,129,274
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2004 was $8,812,103,075, which represented 44.25% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(d) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2004.
(e) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(f) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2004.
(g) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at August 31, 2004 was $1,436,000,000, which represented 7.21% of the Fund's net assets.
(h) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(i) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2004.

(j) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(m) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $175,007,681. Collateralized by $167,623,000 U.S. Government obligations, 2.13% to 7.25% due 02/15/05 to 05/15/30 with an aggregate market value at 08/31/04 of $178,500,291. The amount to be received upon repurchase by the Fund is $10,000,439.
(n) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,111. Collateralized by $265,733,660 U.S. Government obligations, 5.50% due 04/01/34 to 08/01/34 with an aggregate market value at 08/31/04 of $255,000,001. The amount to be received upon repurchase by the Fund is $163,507,267.
(o) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,013,167. Collateralized by $300,389,000 U.S. Government obligations, 0% to 7.25% due 09/09/04 to 03/15/11 with an aggregate market value at 08/31/04 of $306,000,390. The amount to be received upon repurchase by the Fund is $148,006,496.
(p) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,347. Collateralized by $256,403,000 U.S. Treasury obligations, 0% due 12/30/04 to 01/06/05 with a market value at 08/31/04 of $255,000,858.
(q) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,764. Collateralized by a $255,162,000 U.S. Treasury obligation, 1.88% due 12/31/05 with a market value at 08/31/04 of $255,000,984. The amount to be received upon repurchase by the Fund is $181,294,451.
(r) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at 08/31/04 of $603,437,546. The amount to be received upon repurchase by the Fund is $125,085,589.
(s) Repurchase agreement entered into 08/31/04 with a maturing value of $200,008,611. Collateralized by $257,357,000 U.S. Government obligations, 0% to 9.38% due 12/07/04 to 05/15/30 with a market value at 08/31/04 of
     $205,709,596.
(t) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $795,035,830. Collateralized by $820,517,739 corporate obligations, 0% to 13.44% due 05/01/05 to 02/01/34 with an aggregate market value at 08/31/04 of $834,095,132. The amount to be received upon repurchase by the Fund is $760,034,253.
(u) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $175,007,681. Collateralized by $169,084,000 U.S. Government obligations, 4.75% to 6.38% due 06/15/09 to 07/28/16 with an aggregate market value at 08/31/04 of $178,500,861. The amount to be received upon repurchase by the Fund is $23,001,009.
(v) Term repurchase agreement entered into 03/23/04; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $844,035,000 U.S. Government obligations, 0% to 7.25% due 11/18/04 to 05/15/30 with an aggregate market value at 08/31/04 of $408,001,581.
(w) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,021,806. Collateralized by $500,662,000 U.S. Government obligations, 0% to 7.13% due 09/03/04 to 05/01/30 with an aggregate market value at 08/31/04 of $510,004,859. The amount to be received upon repurchase by the Fund is $498,021,718.
(x) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $250,256,000 U.S. Government obligations, 1.50% to 7.54% due 08/15/05 to 09/15/29 with an aggregate market value at 08/31/04 of $255,000,041. The amount to be received upon repurchase by the Fund is $67,689,262.
(y) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,022,222. Collateralized by $542,389,895 U.S. Government obligations, 0% to 9.38% due 10/15/04 to 09/01/34 with an aggregate market value at 08/31/04 of $510,001,643. The amount to be received upon repurchase by the Fund is $287,512,778.
(z) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,111. Collateralized by $276,758,369 U.S. Government obligations, 4.48% to 6.50% due 07/01/14 to 09/01/34 with an aggregate market value at 08/31/04 of $256,694,508. The amount to be received upon repurchase by the Fund is $148,006,578.
(aa) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,111. Collateralized by $331,039,330 U.S. Government obligations, 0% to 5.77% due 10/15/06 to 06/01/34 with an aggregate market value at 08/31/04 of $255,000,000. The amount to be received upon repurchase by the Fund is $59,002,622.

(ab) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,042. Collateralized by $251,223,337 U.S. Government obligations, 3.19% to 5.31% due 02/01/23 to 04/01/37 with an aggregate market value at 08/31/04 of $255,000,217. The amount to be received upon repurchase by the Fund is $200,008,833.
(ac) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,022,222. Collateralized by $535,536,990 U.S. Government obligations, 0% to 5.25% due 01/15/06 to 08/20/34 with an aggregate market value at 08/31/04 of $510,002,099. The amount to be received upon repurchase by the Fund is $405,018,000.
(ad) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,022,639. Collateralized by $510,821,311 corporate obligations, 0% to 6.62% due 11/15/16 to 07/15/41 with an aggregate market value at 08/31/04 of $525,000,001. The amount to be received upon repurchase by the Fund is $425,019,243.
(ae) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $200,008,889. Collateralized by $197,411,677 U.S. Government obligations, 3.77% to 6.32% due 04/01/11 to 05/01/36 with an aggregate market value at 08/31/04 of $204,000,000. The amount to be received upon repurchase by the Fund is $62,002,756.
(af) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost
  $15,504,106,081)            $15,504,106,081
---------------------------------------------
Repurchase agreements (cost
  $4,413,053,036)               4,413,053,036
=============================================
    Total investments (cost
      $19,917,159,117)         19,917,159,117
=============================================
Receivables for:
  Interest                         18,658,707
---------------------------------------------
  Amount due from advisor             215,439
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    805,579
---------------------------------------------
Other assets                          501,689
=============================================
    Total assets               19,937,340,531
_____________________________________________
=============================================

LIABILITIES:

Payables for:
  Amount due custodian                 63,746
---------------------------------------------
  Dividends                        21,869,579
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                1,604,916
---------------------------------------------
Accrued distribution fees             808,867
---------------------------------------------
Accrued trustees' fees                 27,000
---------------------------------------------
Accrued transfer agent fees           551,851
---------------------------------------------
Accrued operating expenses            285,298
=============================================
    Total liabilities              25,211,257
=============================================
Net assets applicable to
  shares outstanding          $19,912,129,274
_____________________________________________
=============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                  $19,910,617,213
---------------------------------------------
  Undistributed net
    investment income               2,683,741
---------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities          (1,171,680)
=============================================
                              $19,912,129,274
_____________________________________________
=============================================

NET ASSETS:

Institutional Class           $13,426,785,531
_____________________________________________
=============================================
Private Investment Class      $ 1,078,780,144
_____________________________________________
=============================================
Personal Investment Class     $    48,166,276
_____________________________________________
=============================================
Cash Management Class         $ 4,341,262,310
_____________________________________________
=============================================
Reserve Class                 $    64,941,524
_____________________________________________
=============================================
Resource Class                $   952,193,489
_____________________________________________
=============================================

SHARES OUTSTANDING, $0.01
  PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class            13,425,531,866
_____________________________________________
=============================================
Private Investment Class        1,078,750,839
_____________________________________________
=============================================
Personal Investment Class          48,167,597
_____________________________________________
=============================================
Cash Management Class           4,341,058,999
_____________________________________________
=============================================
Reserve Class                      64,944,762
_____________________________________________
=============================================
Resource Class                    952,162,648
_____________________________________________
=============================================
Net asset value, offering
  and redemption price per
  share for each class        $          1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $264,686,700
--------------------------------------------------------------------------
Interest from affiliates                                            39,135
==========================================================================
    Total investment income                                    264,725,835
==========================================================================

EXPENSES:

Advisory fees                                                   34,315,824
--------------------------------------------------------------------------
Administrative services fees                                     1,186,316
--------------------------------------------------------------------------
Custodian fees                                                     954,204
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,950,036
--------------------------------------------------------------------------
  Personal Investment Class                                        342,968
--------------------------------------------------------------------------
  Cash Management Class                                          4,199,108
--------------------------------------------------------------------------
  Reserve Class                                                    656,410
--------------------------------------------------------------------------
  Resource Class                                                 2,156,349
--------------------------------------------------------------------------
Transfer agent fees                                              3,726,303
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                             380,419
--------------------------------------------------------------------------
Other                                                            1,094,616
==========================================================================
    Total expenses                                              53,962,553
==========================================================================
Less: Fees waived and expenses reimbursed                      (17,199,325)
==========================================================================
    Net expenses                                                36,763,228
==========================================================================
Net investment income                                          227,962,607
==========================================================================
Net realized gain (loss) from investment securities             (1,166,396)
==========================================================================
Net increase in net assets resulting from operations          $226,796,211
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                  2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $   227,962,607    $   437,437,928
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (1,166,396)           222,356
===============================================================================================
    Net increase in net assets resulting from operations         226,796,211        437,660,284
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (170,818,620)      (339,841,789)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (7,433,486)        (9,944,836)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (227,234)          (251,405)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (40,300,094)       (72,636,877)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (115,498)          (240,042)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (9,067,675)       (14,522,979)
===============================================================================================
    Decrease in net assets resulting from distributions         (227,962,607)      (437,437,928)
===============================================================================================
Share transactions-net:
  Institutional Class                                         (7,813,073,189)    (7,882,172,341)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       100,451,125        169,919,767
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          902,889         16,988,324
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (132,118,699)    (1,286,520,760)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    7,863,084          5,802,855
-----------------------------------------------------------------------------------------------
  Resource Class                                                (287,130,729)      (306,784,517)
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                      (8,123,105,519)    (9,282,766,672)
===============================================================================================
    Net increase (decrease) in net assets                     (8,124,271,915)    (9,282,544,316)
===============================================================================================

NET ASSETS:

  Beginning of year                                           28,036,401,189     37,318,945,505
===============================================================================================
  End of year (including undistributed net investment
    income of $2,683,741
    and $(502) for 2004 and 2003, respectively).             $19,912,129,274    $28,036,401,189
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the

     Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $14,199,446.

    For the year ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $3,251 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $1,186,316 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $3,420,245 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,970,021, $251,510, $3,359,286, $571,077 and $2,156,349, respectively, after FMC waived
Plan fees of $1,980,015, $91,458, $839,822, $85,333 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $68,308 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds and INVESCO Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                       TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------------------------------
                                                                                       AVERAGE
                          ADVANCES     INCREASES IN   DECREASES IN     ADVANCES      ADVANCES FOR
                         OUTSTANDING   ADVANCES TO     ADVANCES TO    OUTSTANDING   NUMBER OF DAYS   INTEREST
                          08/31/03      AFFILIATES     AFFILIATES      08/31/04      OUTSTANDING      INCOME
-------------------------------------------------------------------------------------------------------------
AIM High Yield Fund        $   --      $222,599,000   $(222,599,000)    $   --       $13,912,438     $ 8,775
-------------------------------------------------------------------------------------------------------------
INVESCO Core Equity
  Fund(a)                      --       49,445,000     (49,445,000)         --         6,180,625       3,362
-------------------------------------------------------------------------------------------------------------
INVESCO Dynamics
  Fund(b)                      --      489,199,000    (489,199,000)         --         8,894,527      25,167
-------------------------------------------------------------------------------------------------------------
INVESCO Gold & Precious
  Metals Fund(c)               --        4,024,000      (4,024,000)         --         2,012,000         132
-------------------------------------------------------------------------------------------------------------
INVESCO Small Company
  Growth Fund(d)               --        5,567,405      (5,567,405)         --         1,391,851         337
-------------------------------------------------------------------------------------------------------------
INVESCO Total Return
  Fund(e)                      --       17,775,000     (17,775,000)         --        17,775,000         709
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Dynamics
  Fund(f)                      --        9,830,000      (9,830,000)         --         2,457,500         653
=============================================================================================================
                           $   --      $798,439,405   $(798,439,405)    $   --       $52,623,941     $39,135
_____________________________________________________________________________________________________________
=============================================================================================================

(a)Effective October 15, 2004, Fund was renamed AIM Core Stock Fund.
(b)Effective October 15, 2004, Fund was renamed AIM Dynamics Fund.
(c)Effective October 15, 2004, Fund was renamed AIM Gold & Precious Metals Fund.
(d)Effective October 15, 2004, Fund was renamed AIM Small Company Growth Fund.
(e)Effective October 15, 2004, Fund was renamed AIM Total Return Fund.
(f)Effective October 15, 2004, Fund was renamed AIM V.I. Dynamics Fund.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                  2004            2003
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $227,962,607    $437,437,928
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
-----------------------------------------------------------------------------
Undistributed ordinary income                                 $     3,937,792
-----------------------------------------------------------------------------
Temporary book/tax differences                                     (1,254,051)
-----------------------------------------------------------------------------
Post-October capital loss deferral                                 (1,171,680)
-----------------------------------------------------------------------------
Shares of beneficial interest                                  19,910,617,213
=============================================================================
Total net assets                                              $19,912,129,274
_____________________________________________________________________________
=============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                   CHANGES IN SHARES OUTSTANDING()(A)()
-----------------------------------------------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                             ------------------------------------------------------------------------------
                                             2004                                     2003
                             -------------------------------------    -------------------------------------
                                  SHARES              AMOUNT               SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         220,538,317,502    $ 220,538,317,502     419,054,374,755    $ 419,054,374,755
-----------------------------------------------------------------------------------------------------------
  Private Investment Class     10,308,011,876       10,308,011,876       9,405,817,790        9,405,817,790
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class       336,308,705          336,308,705         133,770,375          133,770,375
-----------------------------------------------------------------------------------------------------------
  Cash Management Class        55,620,771,261       55,620,771,261      66,799,786,336       66,799,786,336
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   250,536,437          250,536,437         102,414,453          102,414,453
-----------------------------------------------------------------------------------------------------------
  Resource Class                7,934,774,147        7,934,774,147       8,435,843,716        8,435,843,716
===========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class              59,472,467           59,472,467          93,354,431           93,354,431
-----------------------------------------------------------------------------------------------------------
  Private Investment Class          2,478,586            2,478,586           4,021,536            4,021,536
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class           149,496              149,496             178,509              178,509
-----------------------------------------------------------------------------------------------------------
  Cash Management Class            21,658,334           21,658,334          44,707,654           44,707,654
-----------------------------------------------------------------------------------------------------------
  Reserve Class                        81,409               81,409             257,929              257,929
-----------------------------------------------------------------------------------------------------------
  Resource Class                    7,076,048            7,076,048          12,586,231           12,586,231
===========================================================================================================
Reacquired:
  Institutional Class        (228,410,863,158)    (228,410,863,158)   (427,029,901,527)    (427,029,901,527)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class    (10,210,039,337)     (10,210,039,337)     (9,239,919,559)      (9,239,919,559)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (335,555,312)        (335,555,312)       (116,960,560)        (116,960,560)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class       (55,774,548,294)     (55,774,548,294)    (68,131,014,750)     (68,131,014,750)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                  (242,754,762)        (242,754,762)        (96,869,527)         (96,869,527)
-----------------------------------------------------------------------------------------------------------
  Resource Class               (8,228,980,924)      (8,228,980,924)     (8,755,214,464)      (8,755,214,464)
===========================================================================================================
                               (8,123,105,519)   $  (8,123,105,519)     (9,282,766,672)   $  (9,282,766,672)
___________________________________________________________________________________________________________
===========================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 20.42% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. There is also one shareholder that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 5.58% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. 12.36% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications on August 31, 2004, undistributed net investment income was increased by $2,684,243 and undistributed net realized gain (loss) was decreased by $2,684,243. This reclassification had no effect on the net assets of the Fund.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         CASH MANAGEMENT CLASS
                                 ---------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                 ---------------------------------------------------------------------
                                    2004             2003          2002          2001          2000
------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------
Net investment income                  0.01             0.01          0.02          0.05          0.06
------------------------------------------------------------------------------------------------------
Net gains (losses) on
  securities (both realized and
  unrealized)                         (0.00)            0.00          0.00          0.00          0.00
______________________________________________________________________________________________________
======================================================================================================
  Total from investment
    operations                         0.01             0.01          0.02          0.05          0.06
______________________________________________________________________________________________________
======================================================================================================
Less dividends from net
  investment income                   (0.01)           (0.01)        (0.02)        (0.05)        (0.06)
======================================================================================================
Net asset value, end of period   $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                        0.97%            1.24%         2.08%         5.45%         6.04%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $4,341,262       $4,473,591    $5,760,074    $5,499,916    $3,528,435
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements             0.20%(b)         0.19%         0.19%         0.18%         0.17%
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements             0.28%(b)         0.27%         0.29%         0.29%         0.29%
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income
  to average net assets                0.96%(b)         1.26%         2.04%         5.11%         5.96%
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $4,199,108,303.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       INSTITUTIONAL CLASS
                            --------------------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                            --------------------------------------------------------------------------
                               2004              2003           2002           2001           2000
------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                 $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
------------------------------------------------------------------------------------------------------
Net investment income              0.01              0.01           0.02           0.05           0.06
------------------------------------------------------------------------------------------------------
Net gains (losses) on
  securities (both
  realized and unrealized)        (0.00)             0.00           0.00           0.00           0.00
______________________________________________________________________________________________________
======================================================================================================
  Total from investment
    operations                     0.01              0.01           0.02           0.05           0.06
______________________________________________________________________________________________________
======================================================================================================
Less dividends from net
  investment income               (0.01)            (0.01)         (0.02)         (0.05)         (0.06)
======================================================================================================
Net asset value, end of
  period                    $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                    1.05%             1.32%          2.16%          5.54%          6.12%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)            $13,426,786       $21,240,699    $29,122,702    $26,772,308    $17,353,163
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers and/or
    expense reimbursements         0.12%(b)          0.11%          0.11%          0.10%          0.09%
------------------------------------------------------------------------------------------------------
  Without fee waivers
    and/or expense
    reimbursements                 0.18%(b)          0.17%          0.19%          0.19%          0.19%
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment
  income to average net
  assets                           1.04%(b)          1.34%          2.12%          5.19%          6.04%
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $16,498,555,850.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        PERSONAL INVESTMENT CLASS
                                          ------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                          ------------------------------------------------------
                                           2004          2003       2002       2001       2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
------------------------------------------------------------------------------------------------
Net investment income                       0.005          0.01       0.02       0.05       0.05
------------------------------------------------------------------------------------------------
Net gains (losses) on securities (both
  realized and unrealized)                 (0.000)         0.00       0.00       0.00       0.00
________________________________________________________________________________________________
================================================================================================
  Total from investment operations          0.005          0.01       0.02       0.05       0.05
________________________________________________________________________________________________
================================================================================================
Less dividends from net investment
  income                                   (0.005)        (0.01)     (0.02)     (0.05)     (0.05)
================================================================================================
Net asset value, end of period            $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                              0.50%         0.77%      1.65%      5.01%      5.60%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $48,166       $47,266    $30,277    $11,930    $14,179
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                           0.67%(b)      0.66%      0.61%      0.60%      0.59%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                           0.93%(b)      0.92%      0.94%      0.94%      0.94%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                         0.49%(b)      0.79%      1.62%      4.69%      5.54%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $45,729,061.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                      PRIVATE INVESTMENT CLASS
                                   ---------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                   ---------------------------------------------------------------
                                      2004            2003        2002         2001         2000
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $     1.00       $   1.00    $   1.00    $     1.00    $   1.00
--------------------------------------------------------------------------------------------------
Net investment income                    0.01           0.01        0.02          0.05        0.06
--------------------------------------------------------------------------------------------------
Net gains (losses) on securities
  (both realized and unrealized)        (0.00)          0.00        0.00          0.00        0.00
__________________________________________________________________________________________________
==================================================================================================
  Total from investment
    operations                           0.01           0.01        0.02          0.05        0.06
__________________________________________________________________________________________________
==================================================================================================
Less dividends from net
  investment income                     (0.01)         (0.01)      (0.02)        (0.05)      (0.06)
==================================================================================================
Net asset value, end of period     $     1.00       $   1.00    $   1.00    $     1.00    $   1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                          0.75%          1.02%       1.85%         5.22%       5.81%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $1,078,780       $978,383    $808,457    $1,289,479    $952,177
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                       0.42%(b)       0.41%       0.41%         0.40%       0.39%
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements               0.68%(b)       0.67%       0.69%         0.69%       0.69%
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to
  average net assets                     0.74%(b)       1.04%       1.82%         4.89%       5.74%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $990,007,259.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                          RESERVE CLASS
                                   -----------------------------------------------------------
                                                                                  JANUARY 14,
                                                                                     2000
                                                                                  (DATE SALES
                                             YEAR ENDED AUGUST 31,               COMMENCED) TO
                                   ------------------------------------------     AUGUST 31,
                                    2004          2003       2002       2001         2000
----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $  1.00       $  1.00    $  1.00    $ 1.00       $ 1.00
----------------------------------------------------------------------------------------------
Net investment income                0.002         0.005       0.01      0.05         0.03
----------------------------------------------------------------------------------------------
Net gains (losses) on securities
  (both realized and unrealized)    (0.000)        0.000       0.00      0.00         0.00
______________________________________________________________________________________________
==============================================================================================
  Total from investment
    operations                       0.002         0.005       0.01      0.05         0.03
______________________________________________________________________________________________
==============================================================================================
Less dividends from net
  investment income                 (0.002)       (0.005)     (0.01)    (0.05)       (0.03)
==============================================================================================
Net asset value, end of period     $  1.00       $  1.00    $  1.00    $ 1.00       $ 1.00
______________________________________________________________________________________________
==============================================================================================
Total return(a)                       0.17%         0.45%      1.34%     4.70%        3.48%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $64,942       $57,082    $51,279    $5,169       $2,495
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                    0.99%(b)      0.98%      0.91%     0.90%        0.89%(c)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements            1.18%(b)      1.17%      1.19%     1.19%        1.19%(c)
==============================================================================================
Ratio of net investment income to
  average net assets                  0.17%(b)      0.47%      1.32%     4.39%        5.24%(c)
______________________________________________________________________________________________
==============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $65,640,950.
(c)  Annualized.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                           RESOURCE CLASS
                                 -------------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                 -------------------------------------------------------------------
                                   2004            2003          2002          2001          2000
----------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $   1.00       $     1.00    $     1.00    $     1.00    $     1.00
----------------------------------------------------------------------------------------------------
Net investment income                0.01             0.01          0.02          0.05          0.06
----------------------------------------------------------------------------------------------------
Net gains (losses) on
  securities (both realized and
  unrealized)                       (0.00)            0.00          0.00          0.00          0.00
____________________________________________________________________________________________________
====================================================================================================
  Total from investment
    operations                       0.01             0.01          0.02          0.05          0.06
____________________________________________________________________________________________________
====================================================================================================
Less dividends from net
  investment income                 (0.01)           (0.01)        (0.02)        (0.05)        (0.06)
====================================================================================================
Net asset value, end of period   $   1.00       $     1.00    $     1.00    $     1.00    $     1.00
____________________________________________________________________________________________________
====================================================================================================
Total return(a)                      0.85%            1.12%         1.96%         5.33%         5.91%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                       $952,193       $1,239,380    $1,546,155    $1,269,405    $1,102,431
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements           0.32%(b)         0.31%         0.31%         0.30%         0.29%
----------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements           0.38%(b)         0.37%         0.39%         0.39%         0.39%
____________________________________________________________________________________________________
====================================================================================================
Ratio of net investment income
  to average net assets              0.84%(b)         1.14%         1.92%         4.99%         5.84%
____________________________________________________________________________________________________
====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,078,174,708.

NOTE 10--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing


  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing


  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Liquid Assets Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Liquid Assets Portfolio ("Fund"), a portfolio of Short-Term Investments Trust ("Trust"), (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                         WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR          AUTHORITY
------------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  21,829,977,162      10,479,118
      Frank S. Bayley..............................  21,830,154,550      10,301,730
      James T. Bunch...............................  21,830,155,266      10,301,014
      Bruce L. Crockett............................  21,830,154,531      10,301,749
      Albert R. Dowden.............................  21,830,154,371      10,301,909
      Edward K. Dunn, Jr. .........................  21,830,154,550      10,301,730
      Jack M. Fields...............................  21,830,155,247      10,301,033
      Carl Frischling..............................  21,830,155,266      10,301,014
      Robert H. Graham.............................  21,830,155,266      10,301,014
      Gerald J. Lewis..............................  21,830,155,266      10,301,014
      Prema Mathai-Davis...........................  21,830,155,266      10,301,014
      Lewis F. Pennock.............................  21,830,155,266      10,301,014
      Ruth H. Quigley..............................  21,830,155,087      10,301,193
      Louis S. Sklar...............................  21,830,155,266      10,301,014
      Larry Soll, Ph.D. ...........................  21,830,151,370      10,304,910
      Mark H. Williamson...........................  21,830,155,266      10,301,014

                                                               VOTES        WITHHELD/
      MATTER                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------                                  ---------       -------      -----------
(2)*  Approval of an Agreement and Plan
      of Reorganization which provides
      for the redomestication of Company
      as new series portfolio of
      Short-Term Investments Trust, an
      existing Delaware statutory trust
      and, in connection therewith, the
      sale of all of Company's assets and
      the dissolution of Company as a
      Maryland corporation...............
                                            20,735,454,099   63,566,040   1,041,436,141**

 * Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Company, Inc.

** Includes Broker Non-Votes

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

Trustees and Officers (continued)

As of May 31, 2004


(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid, 0.20% was derived from U.S. Treasury Obligations.

                         ANNUAL REPORT / AUGUST 31, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                             LIQUID ASSETS PORTFOLIO

                               INSTITUTIONAL CLASS

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,WHICH CONTAINS MORE COMPLETE INFORMATION,INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --REGISTERED TRADEMARK--

                           YOUR GOALS. OUR SOLUTIONS.
                            --REGISTERED TRADEMARK--


LAP-AR-1

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--Registered Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P
                    500--Registered Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust Liquid Assets Portfolio's Institutional Class were 1.46% and 1.38%, respectively. Seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 25- to 55-day range; at the close of the reporting period, the WAM stood at 31 days. The portfolio continued to maintain a relatively

=======================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              45.9%

8-14                              7.4

15-60                            28.9

61-120                           10.9

121-180                           2.7

181-240                           2.6

241+                              1.6

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
=======================================


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --REGISTERED TRADEMARK--
                                                                     (continued)
short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Institutional Class stood at $13.4 billion.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



================================================================================
       The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


==========================================================================================
                                                                     HYPOTHETICAL
                                           ACTUAL                  (5% ANNUAL RETURN
                                                                    BEFORE EXPENSES)

                  BEGINNING        ENDING         EXPENSES       ENDING         EXPENSES
                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING   ACCOUNT VALUE    PAID DURING
                  (03/01/04)    (08/31/04)(1)    PERIOD(2)      (08/31/04)      PERIOD(2)

INSTITUTIONAL     $1,000.00        $1,005.50       $0.60        $1,024.53         $0.61


(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.55% for Institutional class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.12% for
Institutional class shares) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
==========================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

COMMERCIAL PAPER-27.43%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-0.99%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 05/19/04; Cost $54,370,867)
  1.48%                                        11/03/04   $ 54,749   $    54,607,200
------------------------------------------------------------------------------------
  (Acquired 05/11/04; Cost $141,086,158)
  1.45%                                        11/08/04    142,117       141,726,093
====================================================================================
                                                                         196,333,293
====================================================================================
ASSET-BACKED SECURITIES-FULLY BACKED-10.15%

Aspen Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)(c)
  (Acquired 08/19/04; $71,846,400)
  1.60%                                        10/06/04     72,000        71,888,000
------------------------------------------------------------------------------------
Blue Spice LLC (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 08/20/04; Cost $241,668,729)
  1.54%                                        09/21/04    242,000       241,792,956
------------------------------------------------------------------------------------
  (Acquired 05/13/04; Cost $148,891,375)
  1.47%                                        11/10/04    150,000       149,571,250
------------------------------------------------------------------------------------
Govco, Inc. (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/10/04; Cost $224,064,646)
  1.62%                                        11/10/04    225,000       224,283,958
------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/10/04; Cost $29,960,475)
  1.53%                                        09/10/04     30,000        29,988,525
------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $76,925,442)
  1.60%                                        10/18/04     77,138        76,976,867
------------------------------------------------------------------------------------
Legacy Capital Co., LLC (Liberty Hampshire
  Co., LLC (The)-ABS Program Sponsor)(b)
  (Acquired 08/25/04; Cost $61,378,854)
  1.57%                                        09/28/04     61,470        61,397,619
------------------------------------------------------------------------------------
  (Acquired 08/24/04; Cost $240,012,959)
  1.60%                                        10/01/04    240,419       240,098,441
------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $124,650,000)
  1.60%                                        10/14/04    125,000       124,761,111
------------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)(c)
  (Acquired 08/12/04; Cost $117,823,328)
  1.54%                                        09/16/04    118,000       117,924,283
------------------------------------------------------------------------------------
  (Acquired 08/19/04; Cost $99,786,667)
  1.60%                                        10/06/04    100,000        99,844,445
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Racers Trust-Series 2004-G-MM, Floating Rate
  Notes(b)(d)
  (Acquired 4/13/04; Cost $279,000,000)
  1.61%                                        10/22/08   $279,000   $   279,000,000
------------------------------------------------------------------------------------
Steamboat Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 08/31/04; Cost $128,646,492)
  1.61%                                        09/02/04    128,658       128,652,246
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $54,690,184)
  1.55%                                        09/20/04     54,768        54,723,197
------------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/17/04; Cost $120,004,649)
  1.54%                                        09/17/04    120,164       120,081,754
====================================================================================
                                                                       2,020,984,652
====================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-4.38%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $24,968,125)
  1.53%                                        09/17/04     25,000        24,983,000
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $69,895,194)
  1.54%                                        09/22/04     70,000        69,937,117
------------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/03/04; Cost $24,953,125)
  1.50%                                        09/17/04     25,000        24,983,333
------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $114,734,222)
  1.60%                                        10/08/04    115,000       114,810,889
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $49,873,333)
  1.60%                                        10/14/04     50,000        49,904,445
------------------------------------------------------------------------------------
  (Acquired 08/10/04; Cost $74,719,875)
  1.62%                                        11/01/04     75,000        74,794,125
------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 08/20/04; Cost $199,463,333)
  1.61%                                        10/19/04    200,000       199,570,667
------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (JPMorgan
  Chase Bank-ABS Program Sponsor)(b)
  (Acquired 08/19/04; Cost $35,519,311)
  1.54%                                        09/20/04     35,568        35,539,091
------------------------------------------------------------------------------------
Receivables Capital Co. LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $192,831,826)
  1.53%                                        09/17/04    193,078       192,946,707
------------------------------------------------------------------------------------
Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $84,769,556)
  1.60%                                        10/18/04     85,000        84,822,445
====================================================================================
                                                                         872,291,819
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/SECURITY ARBITRAGE-4.88%

Galaxy Funding Inc. (U.S. Bank N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/17/04; Cost $149,580,000)
  1.60%                                        10/19/04   $150,000   $   149,680,000
------------------------------------------------------------------------------------
Grampian Funding LLC (HBOS Treasury Services
  PLC-ABS Program Sponsor)(b)
  (Acquired 05/25/04; Cost $51,615,778)
  1.52%                                        11/16/04     52,000        51,833,138
------------------------------------------------------------------------------------
Klio Funding Corp. (Bear Stearns Asset
  Management Inc.-ABS Program Sponsor)(b)
  (Acquired 08/17/04; Cost $199,810,513)
  1.55%                                        09/16/04    200,056       199,926,797
------------------------------------------------------------------------------------
  (Acquired 08/19/04; Cost $25,382,884)
  1.55%                                        09/21/04     25,419        25,397,111
------------------------------------------------------------------------------------
Scaldis Capital LLC (Fortis Bank
  S.A./N.V.-ABS Program Sponsor)(b)
  (Acquired 08/25/04; Cost $225,674,748)
  1.57%                                        09/27/04    226,000       225,743,741
------------------------------------------------------------------------------------
  (Acquired 05/11/04; Cost $64,453,567)
  1.45%                                        11/05/04     64,919        64,749,038
------------------------------------------------------------------------------------
  (Acquired 05/11/04; Cost $139,616,868)
  1.45%                                        11/08/04    140,374       139,963,383
------------------------------------------------------------------------------------
  (Acquired 05/19/04; Cost $42,629,857)
  1.48%                                        11/09/04     42,937        42,815,202
------------------------------------------------------------------------------------
  (Acquired 05/25/04; Cost $70,718,487)
  1.52%                                        11/19/04     71,254        71,016,328
====================================================================================
                                                                         971,124,738
====================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-3.81%

Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $199,770,500)
  1.53%                                        09/14/04    200,000       199,889,500
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $24,964,938)
  1.53%                                        09/20/04     25,000        24,979,813
------------------------------------------------------------------------------------
CAFCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/18/04; Cost $49,927,750)
  1.53%                                        09/21/04     50,000        49,957,500
------------------------------------------------------------------------------------
Ciesco, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/17/04; Cost $49,843,472)
  1.61%                                        10/26/04     50,000        49,877,014
------------------------------------------------------------------------------------
FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  1.61%                                        10/19/04    200,000       199,570,667
------------------------------------------------------------------------------------
  1.64%                                        11/15/04    135,000       134,538,750
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust-Series A-1+ (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  1.53%                                        09/24/04   $100,000   $    99,902,250
====================================================================================
                                                                         758,715,494
====================================================================================

CONSUMER FINANCE-0.50%

Household Finance Corp.
  1.60%                                        10/18/04    100,000        99,791,111
====================================================================================

DIVERSIFIED BANKS-0.75%

Bank of America Corp.
  1.60%                                        11/10/04    150,000       149,533,333
====================================================================================

INVESTMENT BANKING & BROKERAGE-1.60%

Morgan Stanley, Floating Rate(e)
  1.64%                                        12/13/04    319,000       319,000,000
====================================================================================

REGIONAL BANKS-0.37%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.49%                                        11/08/04     25,000        24,929,639
------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  1.61%                                        10/27/04     50,000        49,874,778
====================================================================================
                                                                          74,804,417
====================================================================================
      Total Commercial Paper (Cost
         $5,462,578,857)                                               5,462,578,857
====================================================================================

CERTIFICATES OF DEPOSIT-11.06%

Alliance & Leicester PLC (United Kingdom)
  1.26%                                        10/25/04    100,000       100,000,000
------------------------------------------------------------------------------------
  1.75%                                        12/24/04    100,000       100,000,000
------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, S.A. (Spain)
  1.50%                                        11/10/04     75,000        75,000,000
------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.92%                                        01/31/05    100,000       100,000,000
------------------------------------------------------------------------------------
CALYON (France)
  1.76%                                        12/03/04    110,000       110,002,828
------------------------------------------------------------------------------------
Credit Suisse First Boston Bank (Switzerland)
  1.65%                                        10/26/04    222,000       222,000,000
------------------------------------------------------------------------------------
  1.66%                                        10/29/04    200,000       200,000,000
------------------------------------------------------------------------------------
Danske Bank A/S (Denmark)
  1.49%(f)                                     12/23/04    100,000        99,990,678
------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.71%                                        05/20/05     80,000        79,822,272
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Deutsche Bank-New York Branch (Germany)
  1.46%                                        03/09/05   $100,000   $   100,000,000
------------------------------------------------------------------------------------
HSBC Bank USA (United Kingdom)
  1.26%                                        01/13/05    225,000       225,000,000
------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  1.60%                                        11/09/04     80,000        80,000,000
------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.43%(d)                                     10/01/04    200,000       199,994,205
------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.28%                                        12/31/04    100,000       100,000,000
------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
  1.61%                                        11/12/04    160,000       159,980,832
------------------------------------------------------------------------------------
  1.66%                                        11/15/04    100,000       100,000,000
------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  1.52%                                        09/16/04    150,000       150,000,000
====================================================================================
      Total Certificates of Deposit (Cost
         $2,201,790,815)                                               2,201,790,815
====================================================================================

ASSET-BACKED SECURITIES-9.29%

CONSUMER RECEIVABLES-0.36%

Daimler Chrysler Auto Trust-Series 2004-A,
  Class A-1, Notes(b)
  (Acquired 02/24/04; Cost $27,810,743)
  1.07%                                        03/08/05     27,811        27,810,743
------------------------------------------------------------------------------------
GS Auto Loan Trust-Series 2004-1, Class A-1,
  Notes
  1.11%                                        02/15/05      9,508         9,507,889
------------------------------------------------------------------------------------
USAA Auto Owner Trust-Series 2004-1, Class
  A-1, Notes
  1.08%                                        03/15/05     35,146        35,146,114
====================================================================================
                                                                          72,464,746
====================================================================================

STRUCTURED-5.21%

Granite Mortgages PLC (United Kingdom)-Series
  2004-1, Class 1A-1,
  Floating Rate Bonds,
  1.56%(d)                                     12/20/04     97,418        97,417,723
------------------------------------------------------------------------------------
Holmes Financing (No. 8) PLC (United
  Kingdom)-Series 8, Class 1A,
  Floating Rate Bonds,
  1.55%(d)                                     04/15/05    182,000       182,000,000
------------------------------------------------------------------------------------
Paragon Mortgages PLC (United Kingdom)-Series
  6A, Class A-1,
  Floating Rate Bonds
  (Acquired 10/06/03; Cost $104,634,624)
  1.62%(b)(d)                                  09/15/04    104,635       104,634,624
------------------------------------------------------------------------------------
Permanent Financing (No. 3) PLC (United
  Kingdom)-Series 3, Class 1A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.53%(d)                                     12/10/04    150,000       150,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
STRUCTURED-(CONTINUED)

Permanent Financing (No. 4) PLC (United
  Kingdom)-Series 4, Class 1A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.52%(d)                                     03/10/05   $175,000   $   175,000,000
------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 16A, Class A-1, Floating
  Rate Bonds
  (Acquired 09/16/03; Cost $20,488,320)
  1.59%(b)(d)                                  09/11/04     20,488        20,488,320
------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 17A, Class A-1, Floating
  Rate Bonds
  (Acquired 02/10/04; Cost $122,362,100)
  1.61%(b)(d)                                  02/14/05    122,362       122,362,100
------------------------------------------------------------------------------------
RMAC, Series 2004-NS2A, Class A-1, Puttable
  Floating Rate Bonds
  (Acquired 06/14/04; Cost $185,000,000)
  1.57%(b)(d)                                  06/12/05    185,000       185,000,000
====================================================================================
                                                                       1,036,902,767
====================================================================================

STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-3.72%

Beta Finance Inc., Floating Rate MTN
  (Citibank International PLC-ABS Program
  Sponsor)
  (Acquired 10/02/03; Cost $99,980,000)
  1.55%(b)(d)                                  10/15/04    100,000        99,997,628
------------------------------------------------------------------------------------
  (Acquired 10/02/03; Cost $49,990,000)
  1.55%(b)(d)                                  10/15/04     50,000        49,998,824
------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $199,960,000)
  1.55%(b)(d)                                  10/18/04    200,000       199,994,905
------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $164,967,000)
  1.55%(b)(d)                                  10/19/04    165,000       164,995,696
------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $99,980,000)
  1.55%(b)(d)                                  10/20/04    100,000        99,997,322
------------------------------------------------------------------------------------
  (Acquired 05/13/04; Cost $50,000,000)
  2.01%(b)                                     05/20/05     50,000        50,000,000
------------------------------------------------------------------------------------
Whitehawk CDO Funding, Ltd. (Cayman
  Islands)-Series 2004-1A, Class AMMA,
  Floating Rate Bonds
  (Acquired 07/29/04; Cost $75,000,000)
  1.71%(b)(f)                                  03/15/05     75,000        75,000,000
====================================================================================
                                                                         739,984,375
====================================================================================
      Total Asset-Backed Securities (Cost
         $1,849,351,888)                                               1,849,351,888
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

TIME DEPOSITS-6.21%

Societe Generale-Cayman (France)
  1.56%                                        09/01/04   $635,518   $   635,518,415
------------------------------------------------------------------------------------
U.S. Bank, N.A.-Cayman
  1.50%                                        09/01/04    600,000       600,000,000
====================================================================================
      Total Time Deposits (Cost
         $1,235,518,415)                                               1,235,518,415
====================================================================================

PROMISSORY NOTES-4.88%

Goldman Sachs Group, Inc. (The)
  (Acquired 03/08/04; Cost $250,000,000)
  1.52%(b)(e)(g)                               10/08/04    250,000       250,000,000
------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $250,000,000)
  1.69%(b)(e)(g)                               10/08/04    250,000       250,000,000
------------------------------------------------------------------------------------
  (Acquired 06/21/04; Cost $155,000,000)
  1.68%(b)(e)(g)                               12/20/04    155,000       155,000,000
------------------------------------------------------------------------------------
  (Acquired 06/28/04; Cost $120,000,000)
  1.69%(b)(e)(g)                               12/27/04    120,000       120,000,000
------------------------------------------------------------------------------------
  (Acquired 07/13/04; Cost $196,000,000)
  1.69%(b)(e)(g)                               01/10/05    196,000       196,000,000
====================================================================================
      Total Promissory Notes (Cost
         $971,000,000)                                                   971,000,000
====================================================================================

MEDIUM-TERM NOTES-4.73%

Allstate Life Global Funding II, Floating
  Rate MTN
  (Acquired 11/18/03; Cost $130,000,000)
  1.60%(b)(d)                                  12/15/10    130,000       130,000,000
------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $140,000,000)
  1.55%(b)(d)                                  04/08/14    140,000       140,000,000
------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  1.66%(d)                                     07/09/07    332,900       332,900,000
------------------------------------------------------------------------------------
MetLife Global Funding, Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  1.61%(b)(d)                                  09/12/08     90,000        90,000,000
------------------------------------------------------------------------------------
MetLife Global Funding, Floating Rate Global
  MTN
  (Acquired 04/03/03; Cost $149,342,050)
  1.68%(b)(d)                                  04/28/08    149,300       149,339,120
------------------------------------------------------------------------------------
Royal Bank of Canada (Canada), Floating Rate
  Yankee MTN
  1.55%(d)                                     11/07/08    100,000       100,000,000
====================================================================================
      Total Medium-Term Notes (Cost
         $942,239,120)                                                   942,239,120
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES-4.22%(h)

INSURED-1.60%(C)(I)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  1.60%                                        12/01/36   $  8,100   $     8,100,000
------------------------------------------------------------------------------------
Baptist Health System of South Florida;
  Taxable Series 1995 A RB
  1.57%                                        05/15/17        200           200,000
------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Taxable Series 1998 F-2 RB
  1.63%                                        11/15/16      4,831         4,830,771
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Agency;
  Taxable Housing Series 1993 A RB
  1.57%                                        01/01/34     30,400        30,400,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing);
  Taxable Series 2002 A RB
  1.57%                                        01/01/47     39,670        39,670,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan
  Taxable Series 1999 B-II RB
  1.57%                                        09/01/34      2,000         2,000,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-III RB
  1.57%                                        09/01/34      4,650         4,650,000
------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan RB
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1
  1.57%(b)                                     09/01/36     25,000        25,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $60,000,000)
  Series 2002 Tranche 1
  1.57%(b)                                     08/01/37     60,000        60,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $40,000,000)
  Series 2002 Tranche 2
  1.57%(b)                                     08/01/37     40,000        40,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 3
  1.57%(b)                                     08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 4
  1.57%(b)                                     08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  1.57%                                        09/01/30      4,200         4,200,000
====================================================================================
                                                                         319,050,771
====================================================================================

LETTER OF CREDIT-2.62%(j)

Advocare of South Carolina Inc.; Series 1997
  Bonds (LOC-Wachovia Bank N.A.)
  (Acquired 03/28/02; Cost $9,850,000)
  1.62%(b)(i)                                  06/01/17      9,850         9,850,000
------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project);
  Taxable Series 1999 B RB (LOC-Wachovia Bank
  N.A.)
  1.64%(i)                                     01/01/15      7,575         7,575,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  (Acquired 05/17/04; Cost $1,000,000)
  1.65%(b)(i)                                  07/01/08   $  1,000   $     1,000,000
------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Taxable Series 1997 A RB (LOC-ABN
  AMRO Bank N.V.)
  1.62%(e)                                     02/15/27     10,100        10,100,000
------------------------------------------------------------------------------------
Brooks (County of), Georgia Development
  Authority (Langboard Inc. Project); Taxable
  Series 2003 IDR (LOC-Bank of America N.A.)
  1.63%(i)                                     05/01/18      9,999         9,999,000
------------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank N.A.)
  1.62%(i)                                     09/01/19     17,900        17,900,000
------------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999-F Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     12/02/19      5,588         5,588,000
------------------------------------------------------------------------------------
  Series 2000-B Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  (Acquired 12/30/03; Cost $19,000)
  1.64%(b)(i)                                  07/01/20         19            19,000
------------------------------------------------------------------------------------
  Series 2000-C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     09/01/20      4,000         4,000,000
------------------------------------------------------------------------------------
Carlton Arms of Ocala; Floating Rate Series
  2002 Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 07/31/03; Cost $18,500,000)
  1.63%(b)(i)                                  09/01/34     18,500        18,500,000
------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000 Floating
  Rate Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     07/01/20        449           449,000
------------------------------------------------------------------------------------
Corp. Finance Managers Inc.; Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  1.65%(i)                                     02/02/43      1,000         1,000,000
------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  (Acquired 06/25/02; Cost $10,035,000)
  1.64%(b)(i)                                  08/31/16     10,035        10,035,000
------------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004 Floating
  Rate Notes
  (LOC-ABN AMRO Bank N.V.)
  1.63%(i)                                     12/01/15      8,000         8,000,000
------------------------------------------------------------------------------------
Fayette (County of), Ohio (Fayette County
  Memorial Hospital);
  Taxable Series 2003 RB (LOC-National City
  Bank)
  1.63%(i)                                     08/01/23        300           300,000
------------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  1.68%(i)                                     10/15/27        800           800,000
------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Floating Rate Bonds (LOC-Wachovia Bank
  N.A.)
  1.60%(i)                                     11/01/18     25,000        25,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Illinois (State of) Finance Authority
  (Fairview); Taxable Refunding Series 2004 C
  RB (LOC-ABN AMRO Bank N.V.)
  1.70%(i)                                     08/15/34   $ 14,100   $    14,100,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 B RB (LOC-JPMorgan Chase Bank)
  1.57%(i)                                     09/01/31      7,800         7,800,000
------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     02/01/09      2,300         2,300,000
------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating Rate
  Notes
  (LOC-ABN AMRO Bank N.V.)
  1.70%(i)                                     12/01/39      2,000         2,000,000
------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     02/01/09      5,815         5,815,000
------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating Rate
  Notes
  (LOC-Federal Home Loan Bank)
  1.58%(i)                                     09/01/33      7,638         7,638,388
------------------------------------------------------------------------------------
Lehigh (County of), Pennsylvania Industrial
  Development Authority (Bouras Industries);
  Taxable Series 2002 C IDR (LOC-Wachovia
  Bank N.A.)
  1.68%(i)                                     11/01/13        774           774,000
------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     02/01/18     55,200        55,200,000
------------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  1.63%(i)                                     12/01/53      4,660         4,660,000
------------------------------------------------------------------------------------
Mesivta of Greater Los Angeles, California;
  Series 2004 Floating Rate Bonds (LOC-Bank
  of America N.A.)
  1.70%(i)                                     06/01/29      5,000         5,000,000
------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project);
  IDR (LOC-Wachovia Bank N.A.)
  (Acquired 05/04/04; Cost $5,000,000)
  Taxable Incremental Series 2004
  1.63%(b)(i)                                  03/01/19      5,000         5,000,000
------------------------------------------------------------------------------------
  (Acquired 05/04/04; Cost $40,000,000)
  Taxable Series 2002
  1.63%(b)(i)                                  05/01/17     40,000        40,000,000
------------------------------------------------------------------------------------
New York (State of), Anti-Defamation League
  Foundation;
  Taxable Series 2004 A RB (LOC-Bank of New
  York)
  1.61%(i)                                     01/01/34      6,000         6,000,000
------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Refunding Series
  2003 F RB (LOC-State Street Bank & Trust
  Co.)
  1.58%(i)                                     09/15/07      8,000         8,000,000
------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Taxable Series 2001 C RB (LOC-Bank of
  America N.A.)
  1.55%(i)                                     02/15/21      7,500         7,500,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Porterfield Family Partners, L.P.; Series
  2004 Floating Rate Notes (LOC-Wachovia Bank
  N.A.)
  1.65%(i)                                     07/01/14   $  3,200   $     3,200,000
------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating Rate
  Bonds (LOC-ABN AMRO Bank N.V.)
  1.70%(i)                                     01/01/15      3,409         3,409,000
------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.58%(i)                                     12/01/22      4,999         4,999,000
------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
  Series 2002 Floating Rate Bonds
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     05/01/14     13,272        13,272,000
------------------------------------------------------------------------------------
S&L Capital LLC; Floating Rate Notes
  (LOC-Comerica Bank)
  1.68%(i)                                     11/04/42        774           774,000
------------------------------------------------------------------------------------
San Jose (City of), California Redevelopment
  Agency (Merged Area);
  RB (LOC-Bank of New York)
  Taxable Series 2002 G
  1.60%(i)                                     08/01/29        976           975,657
------------------------------------------------------------------------------------
  Taxable Series 2002 H
  1.60%(i)                                     08/01/29     10,827        10,827,119
------------------------------------------------------------------------------------
Savannah College of Art & Design; Series 2004
  RB
  (LOC-Bank of America N.A.)
  1.63%(i)                                     04/01/24     12,000        12,000,000
------------------------------------------------------------------------------------
Sebastian Commons L.P.; Series 2003 Floating
  Rate Notes
  (LOC-Bank of America N.A.)
  1.60%(i)                                     09/01/28      3,974         3,974,000
------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Notes
  (LOC-Federal Home Loan Bank)
  Series 2004 A
  1.58%(i)                                     07/01/54     10,000        10,000,000
------------------------------------------------------------------------------------
  Series 2003 D
  1.58%(i)                                     10/01/53      4,366         4,365,847
------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     11/01/52      9,870         9,870,000
------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Series 2000 Floating Rate
  Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     06/01/30     28,670        28,670,000
------------------------------------------------------------------------------------
Union (County of), Arkansas (Del-Tin Fiber
  LLC Project);
  Taxable Series 1998 IDR (LOC-JPMorgan Chase
  Bank)
  1.63%(i)                                     10/01/27     34,400        34,400,000
------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank N.A.)
  (Acquired 07/31/03; Cost $47,130,000)
  1.65%(b)(i)                                  07/01/26     47,130        47,130,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Wake Forest University; Series 1997 Floating
  Rate Bonds
  (LOC-Wachovia Bank N.A.)
  1.62%(i)                                     07/01/17   $  6,900   $     6,900,000
------------------------------------------------------------------------------------
West Michigan Heart Capital LLC; Series 2004
  A Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.63%(i)                                     05/01/44     10,000        10,000,000
------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Taxable
  Series 2003 RB
  (LOC-JPMorgan Chase Bank)
  1.60%(i)                                     11/01/23     14,800        14,800,000
====================================================================================
                                                                         521,469,011
====================================================================================
      Total Variable Rate Demand Notes (Cost
         $840,519,782)                                                   840,519,782
====================================================================================

MASTER NOTE AGREEMENTS-4.13%(k)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 05/26/04; Cost $800,000,000)
  1.70%(b)(l)                                  10/06/04    800,000       800,000,000
------------------------------------------------------------------------------------
  (Acquired 08/23/04; Cost $23,000,000)
  1.70%(b)(l)                                  02/23/05     23,000        23,000,000
====================================================================================
      Total Master Note Agreements (Cost
         $823,000,000)                                                   823,000,000
====================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-2.69%

FEDERAL HOME LOAN BANK (FHLB)-2.11%

Unsec. Bonds
  1.20%                                        02/28/05     75,000        74,965,385
------------------------------------------------------------------------------------
  1.31%                                        04/11/05    195,000       195,000,000
------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds
  1.53%(f)                                     01/05/05    150,000       149,997,403
====================================================================================
                                                                         419,962,788
====================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.58%

Unsec. Notes
  1.66%                                        05/20/05    115,000       115,000,000
====================================================================================
      Total U.S. Government Agency Securities
         (Cost $534,962,788)                                             534,962,788
====================================================================================

FUNDING AGREEMENTS-2.34%

New York Life Insurance Co.
  (Acquired 04/07/04; Cost $250,000,000)
  1.57%(b)(d)(g)                               04/06/05    250,000       250,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
FUNDING AGREEMENTS-(CONTINUED)

Travelers Insurance Co. (The)
  (Acquired 11/25/03; Cost $115,000,000)
  1.87%(b)(f)(g)                               11/24/04   $115,000   $   115,000,000
------------------------------------------------------------------------------------
  (Acquired 08/27/04; Cost $100,000,000)
  1.88%(b)(f)(g)                               08/26/05    100,000       100,000,000
====================================================================================
      Total Funding Agreements (Cost
         $465,000,000)                                                   465,000,000
====================================================================================

PUTTABLE RESET NOTES-0.89%

Merck & Co. Inc.; PURS Notes
  (Acquired 02/23/04; Cost $103,170,600)
  4.48%(b)                                     02/22/05    100,000       101,511,464
------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.01%                                        06/01/05     75,000        76,632,952
====================================================================================
      Total Puttable Reset Notes (Cost
         $178,144,416)                                                   178,144,416
====================================================================================
      Total Investments (excluding Repurchase
         Agreements) (Cost $15,504,106,081)                           15,504,106,081
====================================================================================

REPURCHASE AGREEMENTS-22.16%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.58%(m)                                     09/01/04     10,000        10,000,000
------------------------------------------------------------------------------------
Banc of America Securities LLC
  1.60%(n)                                     09/01/04    163,500       163,500,000
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.58%(o)                                     09/01/04    148,000       148,000,000
------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.49%(p)                                     09/01/04    250,000       250,000,000
------------------------------------------------------------------------------------
  1.55%(q)                                     09/01/04    181,287       181,286,646
------------------------------------------------------------------------------------
  1.58%(r)                                     09/01/04    125,080       125,080,099
------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.55%(s)                                     09/01/04    200,000       200,000,000
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.62%(t)                                     09/01/04    760,000       760,000,000
------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.58%(u)                                     09/01/04     23,000        23,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.32%(v)                                     04/15/05    400,000       400,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.57%(w)                                     09/01/04    498,000       498,000,000
------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  1.58%(x)                                     09/01/04     67,686        67,686,291
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.60%(y)                                     09/01/04   $287,500   $   287,500,000
------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.60%(z)                                     09/01/04    148,000       148,000,000
------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.60%(aa)                                    09/01/04     59,000        59,000,000
------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.59%(ab)                                    09/01/04    200,000       200,000,000
------------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.60%(ac)                                    09/01/04    405,000       405,000,000
------------------------------------------------------------------------------------
  1.63%(ad)                                    09/01/04    425,000       425,000,000
------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.60%(ae)                                    09/01/04     62,000        62,000,000
====================================================================================
      Total Repurchase Agreements (Cost
         $4,413,053,036)                                               4,413,053,036
____________________________________________________________________________________
====================================================================================
TOTAL INVESTMENTS-100.03% (Cost
  $19,917,159,117)(af)                                                19,917,159,117
____________________________________________________________________________________
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.03%)                                     (5,029,843)
____________________________________________________________________________________
====================================================================================
NET ASSETS-100.00%                                                   $19,912,129,274
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2004 was $8,812,103,075, which represented 44.25% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(d) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2004.
(e) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(f) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2004.
(g) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at August 31, 2004 was $1,436,000,000, which represented 7.21% of the Fund's net assets.
(h) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(i) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2004.

(j) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(m) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $175,007,681. Collateralized by $167,623,000 U.S. Government obligations, 2.13% to 7.25% due 02/15/05 to 05/15/30 with an aggregate market value at 08/31/04 of $178,500,291. The amount to be received upon repurchase by the Fund is $10,000,439.
(n) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,111. Collateralized by $265,733,660 U.S. Government obligations, 5.50% due 04/01/34 to 08/01/34 with an aggregate market value at 08/31/04 of $255,000,001. The amount to be received upon repurchase by the Fund is $163,507,267.
(o) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,013,167. Collateralized by $300,389,000 U.S. Government obligations, 0% to 7.25% due 09/09/04 to 03/15/11 with an aggregate market value at 08/31/04 of $306,000,390. The amount to be received upon repurchase by the Fund is $148,006,496.
(p) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,347. Collateralized by $256,403,000 U.S. Treasury obligations, 0% due 12/30/04 to 01/06/05 with a market value at 08/31/04 of $255,000,858.
(q) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,764. Collateralized by a $255,162,000 U.S. Treasury obligation, 1.88% due 12/31/05 with a market value at 08/31/04 of $255,000,984. The amount to be received upon repurchase by the Fund is $181,294,451.
(r) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at 08/31/04 of $603,437,546. The amount to be received upon repurchase by the Fund is $125,085,589.
(s) Repurchase agreement entered into 08/31/04 with a maturing value of $200,008,611. Collateralized by $257,357,000 U.S. Government obligations, 0% to 9.38% due 12/07/04 to 05/15/30 with a market value at 08/31/04 of
     $205,709,596.
(t) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $795,035,830. Collateralized by $820,517,739 corporate obligations, 0% to 13.44% due 05/01/05 to 02/01/34 with an aggregate market value at 08/31/04 of $834,095,132. The amount to be received upon repurchase by the Fund is $760,034,253.
(u) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $175,007,681. Collateralized by $169,084,000 U.S. Government obligations, 4.75% to 6.38% due 06/15/09 to 07/28/16 with an aggregate market value at 08/31/04 of $178,500,861. The amount to be received upon repurchase by the Fund is $23,001,009.
(v) Term repurchase agreement entered into 03/23/04; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $844,035,000 U.S. Government obligations, 0% to 7.25% due 11/18/04 to 05/15/30 with an aggregate market value at 08/31/04 of $408,001,581.
(w) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,021,806. Collateralized by $500,662,000 U.S. Government obligations, 0% to 7.13% due 09/03/04 to 05/01/30 with an aggregate market value at 08/31/04 of $510,004,859. The amount to be received upon repurchase by the Fund is $498,021,718.
(x) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $250,256,000 U.S. Government obligations, 1.50% to 7.54% due 08/15/05 to 09/15/29 with an aggregate market value at 08/31/04 of $255,000,041. The amount to be received upon repurchase by the Fund is $67,689,262.
(y) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,022,222. Collateralized by $542,389,895 U.S. Government obligations, 0% to 9.38% due 10/15/04 to 09/01/34 with an aggregate market value at 08/31/04 of $510,001,643. The amount to be received upon repurchase by the Fund is $287,512,778.
(z) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,111. Collateralized by $276,758,369 U.S. Government obligations, 4.48% to 6.50% due 07/01/14 to 09/01/34 with an aggregate market value at 08/31/04 of $256,694,508. The amount to be received upon repurchase by the Fund is $148,006,578.
(aa) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,111. Collateralized by $331,039,330 U.S. Government obligations, 0% to 5.77% due 10/15/06 to 06/01/34 with an aggregate market value at 08/31/04 of $255,000,000. The amount to be received upon repurchase by the Fund is $59,002,622.

(ab) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,042. Collateralized by $251,223,337 U.S. Government obligations, 3.19% to 5.31% due 02/01/23 to 04/01/37 with an aggregate market value at 08/31/04 of $255,000,217. The amount to be received upon repurchase by the Fund is $200,008,833.
(ac) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,022,222. Collateralized by $535,536,990 U.S. Government obligations, 0% to 5.25% due 01/15/06 to 08/20/34 with an aggregate market value at 08/31/04 of $510,002,099. The amount to be received upon repurchase by the Fund is $405,018,000.
(ad) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,022,639. Collateralized by $510,821,311 corporate obligations, 0% to 6.62% due 11/15/16 to 07/15/41 with an aggregate market value at 08/31/04 of $525,000,001. The amount to be received upon repurchase by the Fund is $425,019,243.
(ae) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $200,008,889. Collateralized by $197,411,677 U.S. Government obligations, 3.77% to 6.32% due 04/01/11 to 05/01/36 with an aggregate market value at 08/31/04 of $204,000,000. The amount to be received upon repurchase by the Fund is $62,002,756.
(af) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost
  $15,504,106,081)            $15,504,106,081
---------------------------------------------
Repurchase agreements (cost
  $4,413,053,036)               4,413,053,036
=============================================
    Total investments (cost
      $19,917,159,117)         19,917,159,117
=============================================
Receivables for:
  Interest                         18,658,707
---------------------------------------------
  Amount due from advisor             215,439
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    805,579
---------------------------------------------
Other assets                          501,689
=============================================
    Total assets               19,937,340,531
_____________________________________________
=============================================

LIABILITIES:

Payables for:
  Amount due custodian                 63,746
---------------------------------------------
  Dividends                        21,869,579
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                1,604,916
---------------------------------------------
Accrued distribution fees             808,867
---------------------------------------------
Accrued trustees' fees                 27,000
---------------------------------------------
Accrued transfer agent fees           551,851
---------------------------------------------
Accrued operating expenses            285,298
=============================================
    Total liabilities              25,211,257
=============================================
Net assets applicable to
  shares outstanding          $19,912,129,274
_____________________________________________
=============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                  $19,910,617,213
---------------------------------------------
  Undistributed net
    investment income               2,683,741
---------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities          (1,171,680)
=============================================
                              $19,912,129,274
_____________________________________________
=============================================

NET ASSETS:

Institutional Class           $13,426,785,531
_____________________________________________
=============================================
Private Investment Class      $ 1,078,780,144
_____________________________________________
=============================================
Personal Investment Class     $    48,166,276
_____________________________________________
=============================================
Cash Management Class         $ 4,341,262,310
_____________________________________________
=============================================
Reserve Class                 $    64,941,524
_____________________________________________
=============================================
Resource Class                $   952,193,489
_____________________________________________
=============================================

SHARES OUTSTANDING, $0.01
  PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class            13,425,531,866
_____________________________________________
=============================================
Private Investment Class        1,078,750,839
_____________________________________________
=============================================
Personal Investment Class          48,167,597
_____________________________________________
=============================================
Cash Management Class           4,341,058,999
_____________________________________________
=============================================
Reserve Class                      64,944,762
_____________________________________________
=============================================
Resource Class                    952,162,648
_____________________________________________
=============================================
Net asset value, offering
  and redemption price per
  share for each class        $          1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $264,686,700
--------------------------------------------------------------------------
Interest from affiliates                                            39,135
==========================================================================
    Total investment income                                    264,725,835
==========================================================================

EXPENSES:

Advisory fees                                                   34,315,824
--------------------------------------------------------------------------
Administrative services fees                                     1,186,316
--------------------------------------------------------------------------
Custodian fees                                                     954,204
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,950,036
--------------------------------------------------------------------------
  Personal Investment Class                                        342,968
--------------------------------------------------------------------------
  Cash Management Class                                          4,199,108
--------------------------------------------------------------------------
  Reserve Class                                                    656,410
--------------------------------------------------------------------------
  Resource Class                                                 2,156,349
--------------------------------------------------------------------------
Transfer agent fees                                              3,726,303
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                             380,419
--------------------------------------------------------------------------
Other                                                            1,094,616
==========================================================================
    Total expenses                                              53,962,553
==========================================================================
Less: Fees waived and expenses reimbursed                      (17,199,325)
==========================================================================
    Net expenses                                                36,763,228
==========================================================================
Net investment income                                          227,962,607
==========================================================================
Net realized gain (loss) from investment securities             (1,166,396)
==========================================================================
Net increase in net assets resulting from operations          $226,796,211
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                  2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $   227,962,607    $   437,437,928
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (1,166,396)           222,356
===============================================================================================
    Net increase in net assets resulting from operations         226,796,211        437,660,284
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (170,818,620)      (339,841,789)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (7,433,486)        (9,944,836)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (227,234)          (251,405)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (40,300,094)       (72,636,877)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (115,498)          (240,042)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (9,067,675)       (14,522,979)
===============================================================================================
    Decrease in net assets resulting from distributions         (227,962,607)      (437,437,928)
===============================================================================================
Share transactions-net:
  Institutional Class                                         (7,813,073,189)    (7,882,172,341)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       100,451,125        169,919,767
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          902,889         16,988,324
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (132,118,699)    (1,286,520,760)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    7,863,084          5,802,855
-----------------------------------------------------------------------------------------------
  Resource Class                                                (287,130,729)      (306,784,517)
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                      (8,123,105,519)    (9,282,766,672)
===============================================================================================
    Net increase (decrease) in net assets                     (8,124,271,915)    (9,282,544,316)
===============================================================================================

NET ASSETS:

  Beginning of year                                           28,036,401,189     37,318,945,505
===============================================================================================
  End of year (including undistributed net investment
    income of $2,683,741
    and $(502) for 2004 and 2003, respectively).             $19,912,129,274    $28,036,401,189
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the

     Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $14,199,446.

    For the year ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $3,251 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $1,186,316 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $3,420,245 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,970,021, $251,510, $3,359,286, $571,077 and $2,156,349, respectively, after FMC waived
Plan fees of $1,980,015, $91,458, $839,822, $85,333 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $68,308 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds and INVESCO Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                       TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------------------------------
                                                                                       AVERAGE
                          ADVANCES     INCREASES IN   DECREASES IN     ADVANCES      ADVANCES FOR
                         OUTSTANDING   ADVANCES TO     ADVANCES TO    OUTSTANDING   NUMBER OF DAYS   INTEREST
                          08/31/03      AFFILIATES     AFFILIATES      08/31/04      OUTSTANDING      INCOME
-------------------------------------------------------------------------------------------------------------
AIM High Yield Fund        $   --      $222,599,000   $(222,599,000)    $   --       $13,912,438     $ 8,775
-------------------------------------------------------------------------------------------------------------
INVESCO Core Equity
  Fund(a)                      --       49,445,000     (49,445,000)         --         6,180,625       3,362
-------------------------------------------------------------------------------------------------------------
INVESCO Dynamics
  Fund(b)                      --      489,199,000    (489,199,000)         --         8,894,527      25,167
-------------------------------------------------------------------------------------------------------------
INVESCO Gold & Precious
  Metals Fund(c)               --        4,024,000      (4,024,000)         --         2,012,000         132
-------------------------------------------------------------------------------------------------------------
INVESCO Small Company
  Growth Fund(d)               --        5,567,405      (5,567,405)         --         1,391,851         337
-------------------------------------------------------------------------------------------------------------
INVESCO Total Return
  Fund(e)                      --       17,775,000     (17,775,000)         --        17,775,000         709
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Dynamics
  Fund(f)                      --        9,830,000      (9,830,000)         --         2,457,500         653
=============================================================================================================
                           $   --      $798,439,405   $(798,439,405)    $   --       $52,623,941     $39,135
_____________________________________________________________________________________________________________
=============================================================================================================

(a)Effective October 15, 2004, Fund was renamed AIM Core Stock Fund.
(b)Effective October 15, 2004, Fund was renamed AIM Dynamics Fund.
(c)Effective October 15, 2004, Fund was renamed AIM Gold & Precious Metals Fund.
(d)Effective October 15, 2004, Fund was renamed AIM Small Company Growth Fund.
(e)Effective October 15, 2004, Fund was renamed AIM Total Return Fund.
(f)Effective October 15, 2004, Fund was renamed AIM V.I. Dynamics Fund.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                  2004            2003
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $227,962,607    $437,437,928
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
-----------------------------------------------------------------------------
Undistributed ordinary income                                 $     3,937,792
-----------------------------------------------------------------------------
Temporary book/tax differences                                     (1,254,051)
-----------------------------------------------------------------------------
Post-October capital loss deferral                                 (1,171,680)
-----------------------------------------------------------------------------
Shares of beneficial interest                                  19,910,617,213
=============================================================================
Total net assets                                              $19,912,129,274
_____________________________________________________________________________
=============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                   CHANGES IN SHARES OUTSTANDING()(A)()
-----------------------------------------------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                             ------------------------------------------------------------------------------
                                             2004                                     2003
                             -------------------------------------    -------------------------------------
                                  SHARES              AMOUNT               SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         220,538,317,502    $ 220,538,317,502     419,054,374,755    $ 419,054,374,755
-----------------------------------------------------------------------------------------------------------
  Private Investment Class     10,308,011,876       10,308,011,876       9,405,817,790        9,405,817,790
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class       336,308,705          336,308,705         133,770,375          133,770,375
-----------------------------------------------------------------------------------------------------------
  Cash Management Class        55,620,771,261       55,620,771,261      66,799,786,336       66,799,786,336
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   250,536,437          250,536,437         102,414,453          102,414,453
-----------------------------------------------------------------------------------------------------------
  Resource Class                7,934,774,147        7,934,774,147       8,435,843,716        8,435,843,716
===========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class              59,472,467           59,472,467          93,354,431           93,354,431
-----------------------------------------------------------------------------------------------------------
  Private Investment Class          2,478,586            2,478,586           4,021,536            4,021,536
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class           149,496              149,496             178,509              178,509
-----------------------------------------------------------------------------------------------------------
  Cash Management Class            21,658,334           21,658,334          44,707,654           44,707,654
-----------------------------------------------------------------------------------------------------------
  Reserve Class                        81,409               81,409             257,929              257,929
-----------------------------------------------------------------------------------------------------------
  Resource Class                    7,076,048            7,076,048          12,586,231           12,586,231
===========================================================================================================
Reacquired:
  Institutional Class        (228,410,863,158)    (228,410,863,158)   (427,029,901,527)    (427,029,901,527)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class    (10,210,039,337)     (10,210,039,337)     (9,239,919,559)      (9,239,919,559)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (335,555,312)        (335,555,312)       (116,960,560)        (116,960,560)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class       (55,774,548,294)     (55,774,548,294)    (68,131,014,750)     (68,131,014,750)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                  (242,754,762)        (242,754,762)        (96,869,527)         (96,869,527)
-----------------------------------------------------------------------------------------------------------
  Resource Class               (8,228,980,924)      (8,228,980,924)     (8,755,214,464)      (8,755,214,464)
===========================================================================================================
                               (8,123,105,519)   $  (8,123,105,519)     (9,282,766,672)   $  (9,282,766,672)
___________________________________________________________________________________________________________
===========================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 20.42% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. There is also one shareholder that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 5.58% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. 12.36% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications on August 31, 2004, undistributed net investment income was increased by $2,684,243 and undistributed net realized gain (loss) was decreased by $2,684,243. This reclassification had no effect on the net assets of the Fund.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         CASH MANAGEMENT CLASS
                                 ---------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                 ---------------------------------------------------------------------
                                    2004             2003          2002          2001          2000
------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------
Net investment income                  0.01             0.01          0.02          0.05          0.06
------------------------------------------------------------------------------------------------------
Net gains (losses) on
  securities (both realized and
  unrealized)                         (0.00)            0.00          0.00          0.00          0.00
______________________________________________________________________________________________________
======================================================================================================
  Total from investment
    operations                         0.01             0.01          0.02          0.05          0.06
______________________________________________________________________________________________________
======================================================================================================
Less dividends from net
  investment income                   (0.01)           (0.01)        (0.02)        (0.05)        (0.06)
======================================================================================================
Net asset value, end of period   $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                        0.97%            1.24%         2.08%         5.45%         6.04%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $4,341,262       $4,473,591    $5,760,074    $5,499,916    $3,528,435
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements             0.20%(b)         0.19%         0.19%         0.18%         0.17%
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements             0.28%(b)         0.27%         0.29%         0.29%         0.29%
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income
  to average net assets                0.96%(b)         1.26%         2.04%         5.11%         5.96%
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $4,199,108,303.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       INSTITUTIONAL CLASS
                            --------------------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                            --------------------------------------------------------------------------
                               2004              2003           2002           2001           2000
------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                 $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
------------------------------------------------------------------------------------------------------
Net investment income              0.01              0.01           0.02           0.05           0.06
------------------------------------------------------------------------------------------------------
Net gains (losses) on
  securities (both
  realized and unrealized)        (0.00)             0.00           0.00           0.00           0.00
______________________________________________________________________________________________________
======================================================================================================
  Total from investment
    operations                     0.01              0.01           0.02           0.05           0.06
______________________________________________________________________________________________________
======================================================================================================
Less dividends from net
  investment income               (0.01)            (0.01)         (0.02)         (0.05)         (0.06)
======================================================================================================
Net asset value, end of
  period                    $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                    1.05%             1.32%          2.16%          5.54%          6.12%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)            $13,426,786       $21,240,699    $29,122,702    $26,772,308    $17,353,163
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers and/or
    expense reimbursements         0.12%(b)          0.11%          0.11%          0.10%          0.09%
------------------------------------------------------------------------------------------------------
  Without fee waivers
    and/or expense
    reimbursements                 0.18%(b)          0.17%          0.19%          0.19%          0.19%
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment
  income to average net
  assets                           1.04%(b)          1.34%          2.12%          5.19%          6.04%
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $16,498,555,850.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        PERSONAL INVESTMENT CLASS
                                          ------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                          ------------------------------------------------------
                                           2004          2003       2002       2001       2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
------------------------------------------------------------------------------------------------
Net investment income                       0.005          0.01       0.02       0.05       0.05
------------------------------------------------------------------------------------------------
Net gains (losses) on securities (both
  realized and unrealized)                 (0.000)         0.00       0.00       0.00       0.00
________________________________________________________________________________________________
================================================================================================
  Total from investment operations          0.005          0.01       0.02       0.05       0.05
________________________________________________________________________________________________
================================================================================================
Less dividends from net investment
  income                                   (0.005)        (0.01)     (0.02)     (0.05)     (0.05)
================================================================================================
Net asset value, end of period            $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                              0.50%         0.77%      1.65%      5.01%      5.60%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $48,166       $47,266    $30,277    $11,930    $14,179
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                           0.67%(b)      0.66%      0.61%      0.60%      0.59%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                           0.93%(b)      0.92%      0.94%      0.94%      0.94%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                         0.49%(b)      0.79%      1.62%      4.69%      5.54%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $45,729,061.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                      PRIVATE INVESTMENT CLASS
                                   ---------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                   ---------------------------------------------------------------
                                      2004            2003        2002         2001         2000
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $     1.00       $   1.00    $   1.00    $     1.00    $   1.00
--------------------------------------------------------------------------------------------------
Net investment income                    0.01           0.01        0.02          0.05        0.06
--------------------------------------------------------------------------------------------------
Net gains (losses) on securities
  (both realized and unrealized)        (0.00)          0.00        0.00          0.00        0.00
__________________________________________________________________________________________________
==================================================================================================
  Total from investment
    operations                           0.01           0.01        0.02          0.05        0.06
__________________________________________________________________________________________________
==================================================================================================
Less dividends from net
  investment income                     (0.01)         (0.01)      (0.02)        (0.05)      (0.06)
==================================================================================================
Net asset value, end of period     $     1.00       $   1.00    $   1.00    $     1.00    $   1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                          0.75%          1.02%       1.85%         5.22%       5.81%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $1,078,780       $978,383    $808,457    $1,289,479    $952,177
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                       0.42%(b)       0.41%       0.41%         0.40%       0.39%
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements               0.68%(b)       0.67%       0.69%         0.69%       0.69%
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to
  average net assets                     0.74%(b)       1.04%       1.82%         4.89%       5.74%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $990,007,259.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                          RESERVE CLASS
                                   -----------------------------------------------------------
                                                                                  JANUARY 14,
                                                                                     2000
                                                                                  (DATE SALES
                                             YEAR ENDED AUGUST 31,               COMMENCED) TO
                                   ------------------------------------------     AUGUST 31,
                                    2004          2003       2002       2001         2000
----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $  1.00       $  1.00    $  1.00    $ 1.00       $ 1.00
----------------------------------------------------------------------------------------------
Net investment income                0.002         0.005       0.01      0.05         0.03
----------------------------------------------------------------------------------------------
Net gains (losses) on securities
  (both realized and unrealized)    (0.000)        0.000       0.00      0.00         0.00
______________________________________________________________________________________________
==============================================================================================
  Total from investment
    operations                       0.002         0.005       0.01      0.05         0.03
______________________________________________________________________________________________
==============================================================================================
Less dividends from net
  investment income                 (0.002)       (0.005)     (0.01)    (0.05)       (0.03)
==============================================================================================
Net asset value, end of period     $  1.00       $  1.00    $  1.00    $ 1.00       $ 1.00
______________________________________________________________________________________________
==============================================================================================
Total return(a)                       0.17%         0.45%      1.34%     4.70%        3.48%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $64,942       $57,082    $51,279    $5,169       $2,495
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                    0.99%(b)      0.98%      0.91%     0.90%        0.89%(c)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements            1.18%(b)      1.17%      1.19%     1.19%        1.19%(c)
==============================================================================================
Ratio of net investment income to
  average net assets                  0.17%(b)      0.47%      1.32%     4.39%        5.24%(c)
______________________________________________________________________________________________
==============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $65,640,950.
(c)  Annualized.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                           RESOURCE CLASS
                                 -------------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                 -------------------------------------------------------------------
                                   2004            2003          2002          2001          2000
----------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $   1.00       $     1.00    $     1.00    $     1.00    $     1.00
----------------------------------------------------------------------------------------------------
Net investment income                0.01             0.01          0.02          0.05          0.06
----------------------------------------------------------------------------------------------------
Net gains (losses) on
  securities (both realized and
  unrealized)                       (0.00)            0.00          0.00          0.00          0.00
____________________________________________________________________________________________________
====================================================================================================
  Total from investment
    operations                       0.01             0.01          0.02          0.05          0.06
____________________________________________________________________________________________________
====================================================================================================
Less dividends from net
  investment income                 (0.01)           (0.01)        (0.02)        (0.05)        (0.06)
====================================================================================================
Net asset value, end of period   $   1.00       $     1.00    $     1.00    $     1.00    $     1.00
____________________________________________________________________________________________________
====================================================================================================
Total return(a)                      0.85%            1.12%         1.96%         5.33%         5.91%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                       $952,193       $1,239,380    $1,546,155    $1,269,405    $1,102,431
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements           0.32%(b)         0.31%         0.31%         0.30%         0.29%
----------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements           0.38%(b)         0.37%         0.39%         0.39%         0.39%
____________________________________________________________________________________________________
====================================================================================================
Ratio of net investment income
  to average net assets              0.84%(b)         1.14%         1.92%         4.99%         5.84%
____________________________________________________________________________________________________
====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,078,174,708.

NOTE 10--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing


  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing


  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Liquid Assets Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Liquid Assets Portfolio ("Fund"), a portfolio of Short-Term Investments Trust ("Trust"), (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                         WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR          AUTHORITY
------------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  21,829,977,162      10,479,118
      Frank S. Bayley..............................  21,830,154,550      10,301,730
      James T. Bunch...............................  21,830,155,266      10,301,014
      Bruce L. Crockett............................  21,830,154,531      10,301,749
      Albert R. Dowden.............................  21,830,154,371      10,301,909
      Edward K. Dunn, Jr. .........................  21,830,154,550      10,301,730
      Jack M. Fields...............................  21,830,155,247      10,301,033
      Carl Frischling..............................  21,830,155,266      10,301,014
      Robert H. Graham.............................  21,830,155,266      10,301,014
      Gerald J. Lewis..............................  21,830,155,266      10,301,014
      Prema Mathai-Davis...........................  21,830,155,266      10,301,014
      Lewis F. Pennock.............................  21,830,155,266      10,301,014
      Ruth H. Quigley..............................  21,830,155,087      10,301,193
      Louis S. Sklar...............................  21,830,155,266      10,301,014
      Larry Soll, Ph.D. ...........................  21,830,151,370      10,304,910
      Mark H. Williamson...........................  21,830,155,266      10,301,014

                                                               VOTES        WITHHELD/
      MATTER                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------                                  ---------       -------      -----------
(2)*  Approval of an Agreement and Plan
      of Reorganization which provides
      for the redomestication of Company
      as new series portfolio of
      Short-Term Investments Trust, an
      existing Delaware statutory trust
      and, in connection therewith, the
      sale of all of Company's assets and
      the dissolution of Company as a
      Maryland corporation...............
                                            20,735,454,099   63,566,040   1,041,436,141**

 * Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Company, Inc.

** Includes Broker Non-Votes

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

Trustees and Officers (continued)

As of May 31, 2004


(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid, 0.20% was derived from U.S. Treasury Obligations.

                        ANNUAL REPORT / AUGUST 31, 2004

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                            LIQUID ASSETS PORTFOLIO

                           PERSONAL INVESTMENT CLASS

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                          [YOUR GOALS. OUR SOLUTIONS.]
                            --Registered Trademark--

LAP-AR-4

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--Registered Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P 500
                    --Registered Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust Liquid Assets Portfolio's Personal Investment Class were 0.92% and 0.83%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 25- to 55-day range; at the close of the reporting period, the WAM stood at 31 days. The portfolio continued to maintain a

========================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              45.9%

8-14                              7.4

15-60                            28.9

61-120                           10.9

121-180                           2.7

181-240                           2.6

241+                              1.6

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================



                             [AIM INVESTMENTS LOGO]
                            --Registered Trademark--

                                                                     (continued)
relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Personal Investment Class stood at $48.2 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.


   The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



================================================================================
       The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

=============================================================================================
                                                                        HYPOTHETICAL
                                              ACTUAL                 (5% ANNUAL RETURN
                                                                      BEFORE EXPENSES)

                     BEGINNING        ENDING         EXPENSES       ENDING       EXPENSES
                   ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING   ACCOUNT VALUE  PAID DURING
                    (03/01/04)     (08/31/04)(1)     PERIOD(2)     (08/31/04)    PERIOD(2)

PERSONAL
INVESTMENT          $1,000.00        $1,002.80         $3.37       $1,021.77       $3.40

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.28% for Personal Investment class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.67% for Personal Investment class shares) multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period).
=============================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

COMMERCIAL PAPER-27.43%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-0.99%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 05/19/04; Cost $54,370,867)
  1.48%                                        11/03/04   $ 54,749   $    54,607,200
------------------------------------------------------------------------------------
  (Acquired 05/11/04; Cost $141,086,158)
  1.45%                                        11/08/04    142,117       141,726,093
====================================================================================
                                                                         196,333,293
====================================================================================
ASSET-BACKED SECURITIES-FULLY BACKED-10.15%

Aspen Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)(c)
  (Acquired 08/19/04; $71,846,400)
  1.60%                                        10/06/04     72,000        71,888,000
------------------------------------------------------------------------------------
Blue Spice LLC (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 08/20/04; Cost $241,668,729)
  1.54%                                        09/21/04    242,000       241,792,956
------------------------------------------------------------------------------------
  (Acquired 05/13/04; Cost $148,891,375)
  1.47%                                        11/10/04    150,000       149,571,250
------------------------------------------------------------------------------------
Govco, Inc. (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/10/04; Cost $224,064,646)
  1.62%                                        11/10/04    225,000       224,283,958
------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/10/04; Cost $29,960,475)
  1.53%                                        09/10/04     30,000        29,988,525
------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $76,925,442)
  1.60%                                        10/18/04     77,138        76,976,867
------------------------------------------------------------------------------------
Legacy Capital Co., LLC (Liberty Hampshire
  Co., LLC (The)-ABS Program Sponsor)(b)
  (Acquired 08/25/04; Cost $61,378,854)
  1.57%                                        09/28/04     61,470        61,397,619
------------------------------------------------------------------------------------
  (Acquired 08/24/04; Cost $240,012,959)
  1.60%                                        10/01/04    240,419       240,098,441
------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $124,650,000)
  1.60%                                        10/14/04    125,000       124,761,111
------------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)(c)
  (Acquired 08/12/04; Cost $117,823,328)
  1.54%                                        09/16/04    118,000       117,924,283
------------------------------------------------------------------------------------
  (Acquired 08/19/04; Cost $99,786,667)
  1.60%                                        10/06/04    100,000        99,844,445
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Racers Trust-Series 2004-G-MM, Floating Rate
  Notes(b)(d)
  (Acquired 4/13/04; Cost $279,000,000)
  1.61%                                        10/22/08   $279,000   $   279,000,000
------------------------------------------------------------------------------------
Steamboat Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 08/31/04; Cost $128,646,492)
  1.61%                                        09/02/04    128,658       128,652,246
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $54,690,184)
  1.55%                                        09/20/04     54,768        54,723,197
------------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/17/04; Cost $120,004,649)
  1.54%                                        09/17/04    120,164       120,081,754
====================================================================================
                                                                       2,020,984,652
====================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-4.38%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $24,968,125)
  1.53%                                        09/17/04     25,000        24,983,000
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $69,895,194)
  1.54%                                        09/22/04     70,000        69,937,117
------------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/03/04; Cost $24,953,125)
  1.50%                                        09/17/04     25,000        24,983,333
------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $114,734,222)
  1.60%                                        10/08/04    115,000       114,810,889
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $49,873,333)
  1.60%                                        10/14/04     50,000        49,904,445
------------------------------------------------------------------------------------
  (Acquired 08/10/04; Cost $74,719,875)
  1.62%                                        11/01/04     75,000        74,794,125
------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 08/20/04; Cost $199,463,333)
  1.61%                                        10/19/04    200,000       199,570,667
------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (JPMorgan
  Chase Bank-ABS Program Sponsor)(b)
  (Acquired 08/19/04; Cost $35,519,311)
  1.54%                                        09/20/04     35,568        35,539,091
------------------------------------------------------------------------------------
Receivables Capital Co. LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $192,831,826)
  1.53%                                        09/17/04    193,078       192,946,707
------------------------------------------------------------------------------------
Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $84,769,556)
  1.60%                                        10/18/04     85,000        84,822,445
====================================================================================
                                                                         872,291,819
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/SECURITY ARBITRAGE-4.88%

Galaxy Funding Inc. (U.S. Bank N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/17/04; Cost $149,580,000)
  1.60%                                        10/19/04   $150,000   $   149,680,000
------------------------------------------------------------------------------------
Grampian Funding LLC (HBOS Treasury Services
  PLC-ABS Program Sponsor)(b)
  (Acquired 05/25/04; Cost $51,615,778)
  1.52%                                        11/16/04     52,000        51,833,138
------------------------------------------------------------------------------------
Klio Funding Corp. (Bear Stearns Asset
  Management Inc.-ABS Program Sponsor)(b)
  (Acquired 08/17/04; Cost $199,810,513)
  1.55%                                        09/16/04    200,056       199,926,797
------------------------------------------------------------------------------------
  (Acquired 08/19/04; Cost $25,382,884)
  1.55%                                        09/21/04     25,419        25,397,111
------------------------------------------------------------------------------------
Scaldis Capital LLC (Fortis Bank
  S.A./N.V.-ABS Program Sponsor)(b)
  (Acquired 08/25/04; Cost $225,674,748)
  1.57%                                        09/27/04    226,000       225,743,741
------------------------------------------------------------------------------------
  (Acquired 05/11/04; Cost $64,453,567)
  1.45%                                        11/05/04     64,919        64,749,038
------------------------------------------------------------------------------------
  (Acquired 05/11/04; Cost $139,616,868)
  1.45%                                        11/08/04    140,374       139,963,383
------------------------------------------------------------------------------------
  (Acquired 05/19/04; Cost $42,629,857)
  1.48%                                        11/09/04     42,937        42,815,202
------------------------------------------------------------------------------------
  (Acquired 05/25/04; Cost $70,718,487)
  1.52%                                        11/19/04     71,254        71,016,328
====================================================================================
                                                                         971,124,738
====================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-3.81%

Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $199,770,500)
  1.53%                                        09/14/04    200,000       199,889,500
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $24,964,938)
  1.53%                                        09/20/04     25,000        24,979,813
------------------------------------------------------------------------------------
CAFCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/18/04; Cost $49,927,750)
  1.53%                                        09/21/04     50,000        49,957,500
------------------------------------------------------------------------------------
Ciesco, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/17/04; Cost $49,843,472)
  1.61%                                        10/26/04     50,000        49,877,014
------------------------------------------------------------------------------------
FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  1.61%                                        10/19/04    200,000       199,570,667
------------------------------------------------------------------------------------
  1.64%                                        11/15/04    135,000       134,538,750
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust-Series A-1+ (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  1.53%                                        09/24/04   $100,000   $    99,902,250
====================================================================================
                                                                         758,715,494
====================================================================================

CONSUMER FINANCE-0.50%

Household Finance Corp.
  1.60%                                        10/18/04    100,000        99,791,111
====================================================================================

DIVERSIFIED BANKS-0.75%

Bank of America Corp.
  1.60%                                        11/10/04    150,000       149,533,333
====================================================================================

INVESTMENT BANKING & BROKERAGE-1.60%

Morgan Stanley, Floating Rate(e)
  1.64%                                        12/13/04    319,000       319,000,000
====================================================================================

REGIONAL BANKS-0.37%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.49%                                        11/08/04     25,000        24,929,639
------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  1.61%                                        10/27/04     50,000        49,874,778
====================================================================================
                                                                          74,804,417
====================================================================================
      Total Commercial Paper (Cost
         $5,462,578,857)                                               5,462,578,857
====================================================================================

CERTIFICATES OF DEPOSIT-11.06%

Alliance & Leicester PLC (United Kingdom)
  1.26%                                        10/25/04    100,000       100,000,000
------------------------------------------------------------------------------------
  1.75%                                        12/24/04    100,000       100,000,000
------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, S.A. (Spain)
  1.50%                                        11/10/04     75,000        75,000,000
------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.92%                                        01/31/05    100,000       100,000,000
------------------------------------------------------------------------------------
CALYON (France)
  1.76%                                        12/03/04    110,000       110,002,828
------------------------------------------------------------------------------------
Credit Suisse First Boston Bank (Switzerland)
  1.65%                                        10/26/04    222,000       222,000,000
------------------------------------------------------------------------------------
  1.66%                                        10/29/04    200,000       200,000,000
------------------------------------------------------------------------------------
Danske Bank A/S (Denmark)
  1.49%(f)                                     12/23/04    100,000        99,990,678
------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.71%                                        05/20/05     80,000        79,822,272
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Deutsche Bank-New York Branch (Germany)
  1.46%                                        03/09/05   $100,000   $   100,000,000
------------------------------------------------------------------------------------
HSBC Bank USA (United Kingdom)
  1.26%                                        01/13/05    225,000       225,000,000
------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  1.60%                                        11/09/04     80,000        80,000,000
------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.43%(d)                                     10/01/04    200,000       199,994,205
------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.28%                                        12/31/04    100,000       100,000,000
------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
  1.61%                                        11/12/04    160,000       159,980,832
------------------------------------------------------------------------------------
  1.66%                                        11/15/04    100,000       100,000,000
------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  1.52%                                        09/16/04    150,000       150,000,000
====================================================================================
      Total Certificates of Deposit (Cost
         $2,201,790,815)                                               2,201,790,815
====================================================================================

ASSET-BACKED SECURITIES-9.29%

CONSUMER RECEIVABLES-0.36%

Daimler Chrysler Auto Trust-Series 2004-A,
  Class A-1, Notes(b)
  (Acquired 02/24/04; Cost $27,810,743)
  1.07%                                        03/08/05     27,811        27,810,743
------------------------------------------------------------------------------------
GS Auto Loan Trust-Series 2004-1, Class A-1,
  Notes
  1.11%                                        02/15/05      9,508         9,507,889
------------------------------------------------------------------------------------
USAA Auto Owner Trust-Series 2004-1, Class
  A-1, Notes
  1.08%                                        03/15/05     35,146        35,146,114
====================================================================================
                                                                          72,464,746
====================================================================================

STRUCTURED-5.21%

Granite Mortgages PLC (United Kingdom)-Series
  2004-1, Class 1A-1,
  Floating Rate Bonds,
  1.56%(d)                                     12/20/04     97,418        97,417,723
------------------------------------------------------------------------------------
Holmes Financing (No. 8) PLC (United
  Kingdom)-Series 8, Class 1A,
  Floating Rate Bonds,
  1.55%(d)                                     04/15/05    182,000       182,000,000
------------------------------------------------------------------------------------
Paragon Mortgages PLC (United Kingdom)-Series
  6A, Class A-1,
  Floating Rate Bonds
  (Acquired 10/06/03; Cost $104,634,624)
  1.62%(b)(d)                                  09/15/04    104,635       104,634,624
------------------------------------------------------------------------------------
Permanent Financing (No. 3) PLC (United
  Kingdom)-Series 3, Class 1A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.53%(d)                                     12/10/04    150,000       150,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
STRUCTURED-(CONTINUED)

Permanent Financing (No. 4) PLC (United
  Kingdom)-Series 4, Class 1A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.52%(d)                                     03/10/05   $175,000   $   175,000,000
------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 16A, Class A-1, Floating
  Rate Bonds
  (Acquired 09/16/03; Cost $20,488,320)
  1.59%(b)(d)                                  09/11/04     20,488        20,488,320
------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 17A, Class A-1, Floating
  Rate Bonds
  (Acquired 02/10/04; Cost $122,362,100)
  1.61%(b)(d)                                  02/14/05    122,362       122,362,100
------------------------------------------------------------------------------------
RMAC, Series 2004-NS2A, Class A-1, Puttable
  Floating Rate Bonds
  (Acquired 06/14/04; Cost $185,000,000)
  1.57%(b)(d)                                  06/12/05    185,000       185,000,000
====================================================================================
                                                                       1,036,902,767
====================================================================================

STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-3.72%

Beta Finance Inc., Floating Rate MTN
  (Citibank International PLC-ABS Program
  Sponsor)
  (Acquired 10/02/03; Cost $99,980,000)
  1.55%(b)(d)                                  10/15/04    100,000        99,997,628
------------------------------------------------------------------------------------
  (Acquired 10/02/03; Cost $49,990,000)
  1.55%(b)(d)                                  10/15/04     50,000        49,998,824
------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $199,960,000)
  1.55%(b)(d)                                  10/18/04    200,000       199,994,905
------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $164,967,000)
  1.55%(b)(d)                                  10/19/04    165,000       164,995,696
------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $99,980,000)
  1.55%(b)(d)                                  10/20/04    100,000        99,997,322
------------------------------------------------------------------------------------
  (Acquired 05/13/04; Cost $50,000,000)
  2.01%(b)                                     05/20/05     50,000        50,000,000
------------------------------------------------------------------------------------
Whitehawk CDO Funding, Ltd. (Cayman
  Islands)-Series 2004-1A, Class AMMA,
  Floating Rate Bonds
  (Acquired 07/29/04; Cost $75,000,000)
  1.71%(b)(f)                                  03/15/05     75,000        75,000,000
====================================================================================
                                                                         739,984,375
====================================================================================
      Total Asset-Backed Securities (Cost
         $1,849,351,888)                                               1,849,351,888
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

TIME DEPOSITS-6.21%

Societe Generale-Cayman (France)
  1.56%                                        09/01/04   $635,518   $   635,518,415
------------------------------------------------------------------------------------
U.S. Bank, N.A.-Cayman
  1.50%                                        09/01/04    600,000       600,000,000
====================================================================================
      Total Time Deposits (Cost
         $1,235,518,415)                                               1,235,518,415
====================================================================================

PROMISSORY NOTES-4.88%

Goldman Sachs Group, Inc. (The)
  (Acquired 03/08/04; Cost $250,000,000)
  1.52%(b)(e)(g)                               10/08/04    250,000       250,000,000
------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $250,000,000)
  1.69%(b)(e)(g)                               10/08/04    250,000       250,000,000
------------------------------------------------------------------------------------
  (Acquired 06/21/04; Cost $155,000,000)
  1.68%(b)(e)(g)                               12/20/04    155,000       155,000,000
------------------------------------------------------------------------------------
  (Acquired 06/28/04; Cost $120,000,000)
  1.69%(b)(e)(g)                               12/27/04    120,000       120,000,000
------------------------------------------------------------------------------------
  (Acquired 07/13/04; Cost $196,000,000)
  1.69%(b)(e)(g)                               01/10/05    196,000       196,000,000
====================================================================================
      Total Promissory Notes (Cost
         $971,000,000)                                                   971,000,000
====================================================================================

MEDIUM-TERM NOTES-4.73%

Allstate Life Global Funding II, Floating
  Rate MTN
  (Acquired 11/18/03; Cost $130,000,000)
  1.60%(b)(d)                                  12/15/10    130,000       130,000,000
------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $140,000,000)
  1.55%(b)(d)                                  04/08/14    140,000       140,000,000
------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  1.66%(d)                                     07/09/07    332,900       332,900,000
------------------------------------------------------------------------------------
MetLife Global Funding, Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  1.61%(b)(d)                                  09/12/08     90,000        90,000,000
------------------------------------------------------------------------------------
MetLife Global Funding, Floating Rate Global
  MTN
  (Acquired 04/03/03; Cost $149,342,050)
  1.68%(b)(d)                                  04/28/08    149,300       149,339,120
------------------------------------------------------------------------------------
Royal Bank of Canada (Canada), Floating Rate
  Yankee MTN
  1.55%(d)                                     11/07/08    100,000       100,000,000
====================================================================================
      Total Medium-Term Notes (Cost
         $942,239,120)                                                   942,239,120
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES-4.22%(h)

INSURED-1.60%(C)(I)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  1.60%                                        12/01/36   $  8,100   $     8,100,000
------------------------------------------------------------------------------------
Baptist Health System of South Florida;
  Taxable Series 1995 A RB
  1.57%                                        05/15/17        200           200,000
------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Taxable Series 1998 F-2 RB
  1.63%                                        11/15/16      4,831         4,830,771
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Agency;
  Taxable Housing Series 1993 A RB
  1.57%                                        01/01/34     30,400        30,400,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing);
  Taxable Series 2002 A RB
  1.57%                                        01/01/47     39,670        39,670,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan
  Taxable Series 1999 B-II RB
  1.57%                                        09/01/34      2,000         2,000,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-III RB
  1.57%                                        09/01/34      4,650         4,650,000
------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan RB
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1
  1.57%(b)                                     09/01/36     25,000        25,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $60,000,000)
  Series 2002 Tranche 1
  1.57%(b)                                     08/01/37     60,000        60,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $40,000,000)
  Series 2002 Tranche 2
  1.57%(b)                                     08/01/37     40,000        40,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 3
  1.57%(b)                                     08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 4
  1.57%(b)                                     08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  1.57%                                        09/01/30      4,200         4,200,000
====================================================================================
                                                                         319,050,771
====================================================================================

LETTER OF CREDIT-2.62%(j)

Advocare of South Carolina Inc.; Series 1997
  Bonds (LOC-Wachovia Bank N.A.)
  (Acquired 03/28/02; Cost $9,850,000)
  1.62%(b)(i)                                  06/01/17      9,850         9,850,000
------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project);
  Taxable Series 1999 B RB (LOC-Wachovia Bank
  N.A.)
  1.64%(i)                                     01/01/15      7,575         7,575,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  (Acquired 05/17/04; Cost $1,000,000)
  1.65%(b)(i)                                  07/01/08   $  1,000   $     1,000,000
------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Taxable Series 1997 A RB (LOC-ABN
  AMRO Bank N.V.)
  1.62%(e)                                     02/15/27     10,100        10,100,000
------------------------------------------------------------------------------------
Brooks (County of), Georgia Development
  Authority (Langboard Inc. Project); Taxable
  Series 2003 IDR (LOC-Bank of America N.A.)
  1.63%(i)                                     05/01/18      9,999         9,999,000
------------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank N.A.)
  1.62%(i)                                     09/01/19     17,900        17,900,000
------------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999-F Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     12/02/19      5,588         5,588,000
------------------------------------------------------------------------------------
  Series 2000-B Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  (Acquired 12/30/03; Cost $19,000)
  1.64%(b)(i)                                  07/01/20         19            19,000
------------------------------------------------------------------------------------
  Series 2000-C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     09/01/20      4,000         4,000,000
------------------------------------------------------------------------------------
Carlton Arms of Ocala; Floating Rate Series
  2002 Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 07/31/03; Cost $18,500,000)
  1.63%(b)(i)                                  09/01/34     18,500        18,500,000
------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000 Floating
  Rate Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     07/01/20        449           449,000
------------------------------------------------------------------------------------
Corp. Finance Managers Inc.; Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  1.65%(i)                                     02/02/43      1,000         1,000,000
------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  (Acquired 06/25/02; Cost $10,035,000)
  1.64%(b)(i)                                  08/31/16     10,035        10,035,000
------------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004 Floating
  Rate Notes
  (LOC-ABN AMRO Bank N.V.)
  1.63%(i)                                     12/01/15      8,000         8,000,000
------------------------------------------------------------------------------------
Fayette (County of), Ohio (Fayette County
  Memorial Hospital);
  Taxable Series 2003 RB (LOC-National City
  Bank)
  1.63%(i)                                     08/01/23        300           300,000
------------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  1.68%(i)                                     10/15/27        800           800,000
------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Floating Rate Bonds (LOC-Wachovia Bank
  N.A.)
  1.60%(i)                                     11/01/18     25,000        25,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Illinois (State of) Finance Authority
  (Fairview); Taxable Refunding Series 2004 C
  RB (LOC-ABN AMRO Bank N.V.)
  1.70%(i)                                     08/15/34   $ 14,100   $    14,100,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 B RB (LOC-JPMorgan Chase Bank)
  1.57%(i)                                     09/01/31      7,800         7,800,000
------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     02/01/09      2,300         2,300,000
------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating Rate
  Notes
  (LOC-ABN AMRO Bank N.V.)
  1.70%(i)                                     12/01/39      2,000         2,000,000
------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     02/01/09      5,815         5,815,000
------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating Rate
  Notes
  (LOC-Federal Home Loan Bank)
  1.58%(i)                                     09/01/33      7,638         7,638,388
------------------------------------------------------------------------------------
Lehigh (County of), Pennsylvania Industrial
  Development Authority (Bouras Industries);
  Taxable Series 2002 C IDR (LOC-Wachovia
  Bank N.A.)
  1.68%(i)                                     11/01/13        774           774,000
------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     02/01/18     55,200        55,200,000
------------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  1.63%(i)                                     12/01/53      4,660         4,660,000
------------------------------------------------------------------------------------
Mesivta of Greater Los Angeles, California;
  Series 2004 Floating Rate Bonds (LOC-Bank
  of America N.A.)
  1.70%(i)                                     06/01/29      5,000         5,000,000
------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project);
  IDR (LOC-Wachovia Bank N.A.)
  (Acquired 05/04/04; Cost $5,000,000)
  Taxable Incremental Series 2004
  1.63%(b)(i)                                  03/01/19      5,000         5,000,000
------------------------------------------------------------------------------------
  (Acquired 05/04/04; Cost $40,000,000)
  Taxable Series 2002
  1.63%(b)(i)                                  05/01/17     40,000        40,000,000
------------------------------------------------------------------------------------
New York (State of), Anti-Defamation League
  Foundation;
  Taxable Series 2004 A RB (LOC-Bank of New
  York)
  1.61%(i)                                     01/01/34      6,000         6,000,000
------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Refunding Series
  2003 F RB (LOC-State Street Bank & Trust
  Co.)
  1.58%(i)                                     09/15/07      8,000         8,000,000
------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Taxable Series 2001 C RB (LOC-Bank of
  America N.A.)
  1.55%(i)                                     02/15/21      7,500         7,500,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Porterfield Family Partners, L.P.; Series
  2004 Floating Rate Notes (LOC-Wachovia Bank
  N.A.)
  1.65%(i)                                     07/01/14   $  3,200   $     3,200,000
------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating Rate
  Bonds (LOC-ABN AMRO Bank N.V.)
  1.70%(i)                                     01/01/15      3,409         3,409,000
------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.58%(i)                                     12/01/22      4,999         4,999,000
------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
  Series 2002 Floating Rate Bonds
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     05/01/14     13,272        13,272,000
------------------------------------------------------------------------------------
S&L Capital LLC; Floating Rate Notes
  (LOC-Comerica Bank)
  1.68%(i)                                     11/04/42        774           774,000
------------------------------------------------------------------------------------
San Jose (City of), California Redevelopment
  Agency (Merged Area);
  RB (LOC-Bank of New York)
  Taxable Series 2002 G
  1.60%(i)                                     08/01/29        976           975,657
------------------------------------------------------------------------------------
  Taxable Series 2002 H
  1.60%(i)                                     08/01/29     10,827        10,827,119
------------------------------------------------------------------------------------
Savannah College of Art & Design; Series 2004
  RB
  (LOC-Bank of America N.A.)
  1.63%(i)                                     04/01/24     12,000        12,000,000
------------------------------------------------------------------------------------
Sebastian Commons L.P.; Series 2003 Floating
  Rate Notes
  (LOC-Bank of America N.A.)
  1.60%(i)                                     09/01/28      3,974         3,974,000
------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Notes
  (LOC-Federal Home Loan Bank)
  Series 2004 A
  1.58%(i)                                     07/01/54     10,000        10,000,000
------------------------------------------------------------------------------------
  Series 2003 D
  1.58%(i)                                     10/01/53      4,366         4,365,847
------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     11/01/52      9,870         9,870,000
------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Series 2000 Floating Rate
  Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     06/01/30     28,670        28,670,000
------------------------------------------------------------------------------------
Union (County of), Arkansas (Del-Tin Fiber
  LLC Project);
  Taxable Series 1998 IDR (LOC-JPMorgan Chase
  Bank)
  1.63%(i)                                     10/01/27     34,400        34,400,000
------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank N.A.)
  (Acquired 07/31/03; Cost $47,130,000)
  1.65%(b)(i)                                  07/01/26     47,130        47,130,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Wake Forest University; Series 1997 Floating
  Rate Bonds
  (LOC-Wachovia Bank N.A.)
  1.62%(i)                                     07/01/17   $  6,900   $     6,900,000
------------------------------------------------------------------------------------
West Michigan Heart Capital LLC; Series 2004
  A Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.63%(i)                                     05/01/44     10,000        10,000,000
------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Taxable
  Series 2003 RB
  (LOC-JPMorgan Chase Bank)
  1.60%(i)                                     11/01/23     14,800        14,800,000
====================================================================================
                                                                         521,469,011
====================================================================================
      Total Variable Rate Demand Notes (Cost
         $840,519,782)                                                   840,519,782
====================================================================================

MASTER NOTE AGREEMENTS-4.13%(k)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 05/26/04; Cost $800,000,000)
  1.70%(b)(l)                                  10/06/04    800,000       800,000,000
------------------------------------------------------------------------------------
  (Acquired 08/23/04; Cost $23,000,000)
  1.70%(b)(l)                                  02/23/05     23,000        23,000,000
====================================================================================
      Total Master Note Agreements (Cost
         $823,000,000)                                                   823,000,000
====================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-2.69%

FEDERAL HOME LOAN BANK (FHLB)-2.11%

Unsec. Bonds
  1.20%                                        02/28/05     75,000        74,965,385
------------------------------------------------------------------------------------
  1.31%                                        04/11/05    195,000       195,000,000
------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds
  1.53%(f)                                     01/05/05    150,000       149,997,403
====================================================================================
                                                                         419,962,788
====================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.58%

Unsec. Notes
  1.66%                                        05/20/05    115,000       115,000,000
====================================================================================
      Total U.S. Government Agency Securities
         (Cost $534,962,788)                                             534,962,788
====================================================================================

FUNDING AGREEMENTS-2.34%

New York Life Insurance Co.
  (Acquired 04/07/04; Cost $250,000,000)
  1.57%(b)(d)(g)                               04/06/05    250,000       250,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
FUNDING AGREEMENTS-(CONTINUED)

Travelers Insurance Co. (The)
  (Acquired 11/25/03; Cost $115,000,000)
  1.87%(b)(f)(g)                               11/24/04   $115,000   $   115,000,000
------------------------------------------------------------------------------------
  (Acquired 08/27/04; Cost $100,000,000)
  1.88%(b)(f)(g)                               08/26/05    100,000       100,000,000
====================================================================================
      Total Funding Agreements (Cost
         $465,000,000)                                                   465,000,000
====================================================================================

PUTTABLE RESET NOTES-0.89%

Merck & Co. Inc.; PURS Notes
  (Acquired 02/23/04; Cost $103,170,600)
  4.48%(b)                                     02/22/05    100,000       101,511,464
------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.01%                                        06/01/05     75,000        76,632,952
====================================================================================
      Total Puttable Reset Notes (Cost
         $178,144,416)                                                   178,144,416
====================================================================================
      Total Investments (excluding Repurchase
         Agreements) (Cost $15,504,106,081)                           15,504,106,081
====================================================================================

REPURCHASE AGREEMENTS-22.16%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.58%(m)                                     09/01/04     10,000        10,000,000
------------------------------------------------------------------------------------
Banc of America Securities LLC
  1.60%(n)                                     09/01/04    163,500       163,500,000
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.58%(o)                                     09/01/04    148,000       148,000,000
------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.49%(p)                                     09/01/04    250,000       250,000,000
------------------------------------------------------------------------------------
  1.55%(q)                                     09/01/04    181,287       181,286,646
------------------------------------------------------------------------------------
  1.58%(r)                                     09/01/04    125,080       125,080,099
------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.55%(s)                                     09/01/04    200,000       200,000,000
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.62%(t)                                     09/01/04    760,000       760,000,000
------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.58%(u)                                     09/01/04     23,000        23,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.32%(v)                                     04/15/05    400,000       400,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.57%(w)                                     09/01/04    498,000       498,000,000
------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  1.58%(x)                                     09/01/04     67,686        67,686,291
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.60%(y)                                     09/01/04   $287,500   $   287,500,000
------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.60%(z)                                     09/01/04    148,000       148,000,000
------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.60%(aa)                                    09/01/04     59,000        59,000,000
------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.59%(ab)                                    09/01/04    200,000       200,000,000
------------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.60%(ac)                                    09/01/04    405,000       405,000,000
------------------------------------------------------------------------------------
  1.63%(ad)                                    09/01/04    425,000       425,000,000
------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.60%(ae)                                    09/01/04     62,000        62,000,000
====================================================================================
      Total Repurchase Agreements (Cost
         $4,413,053,036)                                               4,413,053,036
____________________________________________________________________________________
====================================================================================
TOTAL INVESTMENTS-100.03% (Cost
  $19,917,159,117)(af)                                                19,917,159,117
____________________________________________________________________________________
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.03%)                                     (5,029,843)
____________________________________________________________________________________
====================================================================================
NET ASSETS-100.00%                                                   $19,912,129,274
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2004 was $8,812,103,075, which represented 44.25% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(d) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2004.
(e) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(f) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2004.
(g) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at August 31, 2004 was $1,436,000,000, which represented 7.21% of the Fund's net assets.
(h) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(i) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2004.

(j) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(m) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $175,007,681. Collateralized by $167,623,000 U.S. Government obligations, 2.13% to 7.25% due 02/15/05 to 05/15/30 with an aggregate market value at 08/31/04 of $178,500,291. The amount to be received upon repurchase by the Fund is $10,000,439.
(n) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,111. Collateralized by $265,733,660 U.S. Government obligations, 5.50% due 04/01/34 to 08/01/34 with an aggregate market value at 08/31/04 of $255,000,001. The amount to be received upon repurchase by the Fund is $163,507,267.
(o) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,013,167. Collateralized by $300,389,000 U.S. Government obligations, 0% to 7.25% due 09/09/04 to 03/15/11 with an aggregate market value at 08/31/04 of $306,000,390. The amount to be received upon repurchase by the Fund is $148,006,496.
(p) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,347. Collateralized by $256,403,000 U.S. Treasury obligations, 0% due 12/30/04 to 01/06/05 with a market value at 08/31/04 of $255,000,858.
(q) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,764. Collateralized by a $255,162,000 U.S. Treasury obligation, 1.88% due 12/31/05 with a market value at 08/31/04 of $255,000,984. The amount to be received upon repurchase by the Fund is $181,294,451.
(r) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at 08/31/04 of $603,437,546. The amount to be received upon repurchase by the Fund is $125,085,589.
(s) Repurchase agreement entered into 08/31/04 with a maturing value of $200,008,611. Collateralized by $257,357,000 U.S. Government obligations, 0% to 9.38% due 12/07/04 to 05/15/30 with a market value at 08/31/04 of
     $205,709,596.
(t) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $795,035,830. Collateralized by $820,517,739 corporate obligations, 0% to 13.44% due 05/01/05 to 02/01/34 with an aggregate market value at 08/31/04 of $834,095,132. The amount to be received upon repurchase by the Fund is $760,034,253.
(u) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $175,007,681. Collateralized by $169,084,000 U.S. Government obligations, 4.75% to 6.38% due 06/15/09 to 07/28/16 with an aggregate market value at 08/31/04 of $178,500,861. The amount to be received upon repurchase by the Fund is $23,001,009.
(v) Term repurchase agreement entered into 03/23/04; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $844,035,000 U.S. Government obligations, 0% to 7.25% due 11/18/04 to 05/15/30 with an aggregate market value at 08/31/04 of $408,001,581.
(w) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,021,806. Collateralized by $500,662,000 U.S. Government obligations, 0% to 7.13% due 09/03/04 to 05/01/30 with an aggregate market value at 08/31/04 of $510,004,859. The amount to be received upon repurchase by the Fund is $498,021,718.
(x) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $250,256,000 U.S. Government obligations, 1.50% to 7.54% due 08/15/05 to 09/15/29 with an aggregate market value at 08/31/04 of $255,000,041. The amount to be received upon repurchase by the Fund is $67,689,262.
(y) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,022,222. Collateralized by $542,389,895 U.S. Government obligations, 0% to 9.38% due 10/15/04 to 09/01/34 with an aggregate market value at 08/31/04 of $510,001,643. The amount to be received upon repurchase by the Fund is $287,512,778.
(z) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,111. Collateralized by $276,758,369 U.S. Government obligations, 4.48% to 6.50% due 07/01/14 to 09/01/34 with an aggregate market value at 08/31/04 of $256,694,508. The amount to be received upon repurchase by the Fund is $148,006,578.
(aa) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,111. Collateralized by $331,039,330 U.S. Government obligations, 0% to 5.77% due 10/15/06 to 06/01/34 with an aggregate market value at 08/31/04 of $255,000,000. The amount to be received upon repurchase by the Fund is $59,002,622.

(ab) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,042. Collateralized by $251,223,337 U.S. Government obligations, 3.19% to 5.31% due 02/01/23 to 04/01/37 with an aggregate market value at 08/31/04 of $255,000,217. The amount to be received upon repurchase by the Fund is $200,008,833.
(ac) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,022,222. Collateralized by $535,536,990 U.S. Government obligations, 0% to 5.25% due 01/15/06 to 08/20/34 with an aggregate market value at 08/31/04 of $510,002,099. The amount to be received upon repurchase by the Fund is $405,018,000.
(ad) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,022,639. Collateralized by $510,821,311 corporate obligations, 0% to 6.62% due 11/15/16 to 07/15/41 with an aggregate market value at 08/31/04 of $525,000,001. The amount to be received upon repurchase by the Fund is $425,019,243.
(ae) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $200,008,889. Collateralized by $197,411,677 U.S. Government obligations, 3.77% to 6.32% due 04/01/11 to 05/01/36 with an aggregate market value at 08/31/04 of $204,000,000. The amount to be received upon repurchase by the Fund is $62,002,756.
(af) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost
  $15,504,106,081)            $15,504,106,081
---------------------------------------------
Repurchase agreements (cost
  $4,413,053,036)               4,413,053,036
=============================================
    Total investments (cost
      $19,917,159,117)         19,917,159,117
=============================================
Receivables for:
  Interest                         18,658,707
---------------------------------------------
  Amount due from advisor             215,439
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    805,579
---------------------------------------------
Other assets                          501,689
=============================================
    Total assets               19,937,340,531
_____________________________________________
=============================================

LIABILITIES:

Payables for:
  Amount due custodian                 63,746
---------------------------------------------
  Dividends                        21,869,579
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                1,604,916
---------------------------------------------
Accrued distribution fees             808,867
---------------------------------------------
Accrued trustees' fees                 27,000
---------------------------------------------
Accrued transfer agent fees           551,851
---------------------------------------------
Accrued operating expenses            285,298
=============================================
    Total liabilities              25,211,257
=============================================
Net assets applicable to
  shares outstanding          $19,912,129,274
_____________________________________________
=============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                  $19,910,617,213
---------------------------------------------
  Undistributed net
    investment income               2,683,741
---------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities          (1,171,680)
=============================================
                              $19,912,129,274
_____________________________________________
=============================================

NET ASSETS:

Institutional Class           $13,426,785,531
_____________________________________________
=============================================
Private Investment Class      $ 1,078,780,144
_____________________________________________
=============================================
Personal Investment Class     $    48,166,276
_____________________________________________
=============================================
Cash Management Class         $ 4,341,262,310
_____________________________________________
=============================================
Reserve Class                 $    64,941,524
_____________________________________________
=============================================
Resource Class                $   952,193,489
_____________________________________________
=============================================

SHARES OUTSTANDING, $0.01
  PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class            13,425,531,866
_____________________________________________
=============================================
Private Investment Class        1,078,750,839
_____________________________________________
=============================================
Personal Investment Class          48,167,597
_____________________________________________
=============================================
Cash Management Class           4,341,058,999
_____________________________________________
=============================================
Reserve Class                      64,944,762
_____________________________________________
=============================================
Resource Class                    952,162,648
_____________________________________________
=============================================
Net asset value, offering
  and redemption price per
  share for each class        $          1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $264,686,700
--------------------------------------------------------------------------
Interest from affiliates                                            39,135
==========================================================================
    Total investment income                                    264,725,835
==========================================================================

EXPENSES:

Advisory fees                                                   34,315,824
--------------------------------------------------------------------------
Administrative services fees                                     1,186,316
--------------------------------------------------------------------------
Custodian fees                                                     954,204
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,950,036
--------------------------------------------------------------------------
  Personal Investment Class                                        342,968
--------------------------------------------------------------------------
  Cash Management Class                                          4,199,108
--------------------------------------------------------------------------
  Reserve Class                                                    656,410
--------------------------------------------------------------------------
  Resource Class                                                 2,156,349
--------------------------------------------------------------------------
Transfer agent fees                                              3,726,303
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                             380,419
--------------------------------------------------------------------------
Other                                                            1,094,616
==========================================================================
    Total expenses                                              53,962,553
==========================================================================
Less: Fees waived and expenses reimbursed                      (17,199,325)
==========================================================================
    Net expenses                                                36,763,228
==========================================================================
Net investment income                                          227,962,607
==========================================================================
Net realized gain (loss) from investment securities             (1,166,396)
==========================================================================
Net increase in net assets resulting from operations          $226,796,211
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                  2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $   227,962,607    $   437,437,928
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (1,166,396)           222,356
===============================================================================================
    Net increase in net assets resulting from operations         226,796,211        437,660,284
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (170,818,620)      (339,841,789)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (7,433,486)        (9,944,836)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (227,234)          (251,405)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (40,300,094)       (72,636,877)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (115,498)          (240,042)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (9,067,675)       (14,522,979)
===============================================================================================
    Decrease in net assets resulting from distributions         (227,962,607)      (437,437,928)
===============================================================================================
Share transactions-net:
  Institutional Class                                         (7,813,073,189)    (7,882,172,341)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       100,451,125        169,919,767
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          902,889         16,988,324
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (132,118,699)    (1,286,520,760)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    7,863,084          5,802,855
-----------------------------------------------------------------------------------------------
  Resource Class                                                (287,130,729)      (306,784,517)
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                      (8,123,105,519)    (9,282,766,672)
===============================================================================================
    Net increase (decrease) in net assets                     (8,124,271,915)    (9,282,544,316)
===============================================================================================

NET ASSETS:

  Beginning of year                                           28,036,401,189     37,318,945,505
===============================================================================================
  End of year (including undistributed net investment
    income of $2,683,741
    and $(502) for 2004 and 2003, respectively).             $19,912,129,274    $28,036,401,189
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the

     Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $14,199,446.

    For the year ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $3,251 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $1,186,316 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $3,420,245 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,970,021, $251,510, $3,359,286, $571,077 and $2,156,349, respectively, after FMC waived
Plan fees of $1,980,015, $91,458, $839,822, $85,333 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $68,308 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds and INVESCO Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                       TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------------------------------
                                                                                       AVERAGE
                          ADVANCES     INCREASES IN   DECREASES IN     ADVANCES      ADVANCES FOR
                         OUTSTANDING   ADVANCES TO     ADVANCES TO    OUTSTANDING   NUMBER OF DAYS   INTEREST
                          08/31/03      AFFILIATES     AFFILIATES      08/31/04      OUTSTANDING      INCOME
-------------------------------------------------------------------------------------------------------------
AIM High Yield Fund        $   --      $222,599,000   $(222,599,000)    $   --       $13,912,438     $ 8,775
-------------------------------------------------------------------------------------------------------------
INVESCO Core Equity
  Fund(a)                      --       49,445,000     (49,445,000)         --         6,180,625       3,362
-------------------------------------------------------------------------------------------------------------
INVESCO Dynamics
  Fund(b)                      --      489,199,000    (489,199,000)         --         8,894,527      25,167
-------------------------------------------------------------------------------------------------------------
INVESCO Gold & Precious
  Metals Fund(c)               --        4,024,000      (4,024,000)         --         2,012,000         132
-------------------------------------------------------------------------------------------------------------
INVESCO Small Company
  Growth Fund(d)               --        5,567,405      (5,567,405)         --         1,391,851         337
-------------------------------------------------------------------------------------------------------------
INVESCO Total Return
  Fund(e)                      --       17,775,000     (17,775,000)         --        17,775,000         709
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Dynamics
  Fund(f)                      --        9,830,000      (9,830,000)         --         2,457,500         653
=============================================================================================================
                           $   --      $798,439,405   $(798,439,405)    $   --       $52,623,941     $39,135
_____________________________________________________________________________________________________________
=============================================================================================================

(a)Effective October 15, 2004, Fund was renamed AIM Core Stock Fund.
(b)Effective October 15, 2004, Fund was renamed AIM Dynamics Fund.
(c)Effective October 15, 2004, Fund was renamed AIM Gold & Precious Metals Fund.
(d)Effective October 15, 2004, Fund was renamed AIM Small Company Growth Fund.
(e)Effective October 15, 2004, Fund was renamed AIM Total Return Fund.
(f)Effective October 15, 2004, Fund was renamed AIM V.I. Dynamics Fund.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                  2004            2003
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $227,962,607    $437,437,928
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
-----------------------------------------------------------------------------
Undistributed ordinary income                                 $     3,937,792
-----------------------------------------------------------------------------
Temporary book/tax differences                                     (1,254,051)
-----------------------------------------------------------------------------
Post-October capital loss deferral                                 (1,171,680)
-----------------------------------------------------------------------------
Shares of beneficial interest                                  19,910,617,213
=============================================================================
Total net assets                                              $19,912,129,274
_____________________________________________________________________________
=============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                   CHANGES IN SHARES OUTSTANDING()(A)()
-----------------------------------------------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                             ------------------------------------------------------------------------------
                                             2004                                     2003
                             -------------------------------------    -------------------------------------
                                  SHARES              AMOUNT               SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         220,538,317,502    $ 220,538,317,502     419,054,374,755    $ 419,054,374,755
-----------------------------------------------------------------------------------------------------------
  Private Investment Class     10,308,011,876       10,308,011,876       9,405,817,790        9,405,817,790
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class       336,308,705          336,308,705         133,770,375          133,770,375
-----------------------------------------------------------------------------------------------------------
  Cash Management Class        55,620,771,261       55,620,771,261      66,799,786,336       66,799,786,336
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   250,536,437          250,536,437         102,414,453          102,414,453
-----------------------------------------------------------------------------------------------------------
  Resource Class                7,934,774,147        7,934,774,147       8,435,843,716        8,435,843,716
===========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class              59,472,467           59,472,467          93,354,431           93,354,431
-----------------------------------------------------------------------------------------------------------
  Private Investment Class          2,478,586            2,478,586           4,021,536            4,021,536
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class           149,496              149,496             178,509              178,509
-----------------------------------------------------------------------------------------------------------
  Cash Management Class            21,658,334           21,658,334          44,707,654           44,707,654
-----------------------------------------------------------------------------------------------------------
  Reserve Class                        81,409               81,409             257,929              257,929
-----------------------------------------------------------------------------------------------------------
  Resource Class                    7,076,048            7,076,048          12,586,231           12,586,231
===========================================================================================================
Reacquired:
  Institutional Class        (228,410,863,158)    (228,410,863,158)   (427,029,901,527)    (427,029,901,527)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class    (10,210,039,337)     (10,210,039,337)     (9,239,919,559)      (9,239,919,559)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (335,555,312)        (335,555,312)       (116,960,560)        (116,960,560)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class       (55,774,548,294)     (55,774,548,294)    (68,131,014,750)     (68,131,014,750)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                  (242,754,762)        (242,754,762)        (96,869,527)         (96,869,527)
-----------------------------------------------------------------------------------------------------------
  Resource Class               (8,228,980,924)      (8,228,980,924)     (8,755,214,464)      (8,755,214,464)
===========================================================================================================
                               (8,123,105,519)   $  (8,123,105,519)     (9,282,766,672)   $  (9,282,766,672)
___________________________________________________________________________________________________________
===========================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 20.42% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. There is also one shareholder that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 5.58% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. 12.36% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications on August 31, 2004, undistributed net investment income was increased by $2,684,243 and undistributed net realized gain (loss) was decreased by $2,684,243. This reclassification had no effect on the net assets of the Fund.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         CASH MANAGEMENT CLASS
                                 ---------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                 ---------------------------------------------------------------------
                                    2004             2003          2002          2001          2000
------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------
Net investment income                  0.01             0.01          0.02          0.05          0.06
------------------------------------------------------------------------------------------------------
Net gains (losses) on
  securities (both realized and
  unrealized)                         (0.00)            0.00          0.00          0.00          0.00
______________________________________________________________________________________________________
======================================================================================================
  Total from investment
    operations                         0.01             0.01          0.02          0.05          0.06
______________________________________________________________________________________________________
======================================================================================================
Less dividends from net
  investment income                   (0.01)           (0.01)        (0.02)        (0.05)        (0.06)
======================================================================================================
Net asset value, end of period   $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                        0.97%            1.24%         2.08%         5.45%         6.04%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $4,341,262       $4,473,591    $5,760,074    $5,499,916    $3,528,435
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements             0.20%(b)         0.19%         0.19%         0.18%         0.17%
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements             0.28%(b)         0.27%         0.29%         0.29%         0.29%
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income
  to average net assets                0.96%(b)         1.26%         2.04%         5.11%         5.96%
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $4,199,108,303.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       INSTITUTIONAL CLASS
                            --------------------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                            --------------------------------------------------------------------------
                               2004              2003           2002           2001           2000
------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                 $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
------------------------------------------------------------------------------------------------------
Net investment income              0.01              0.01           0.02           0.05           0.06
------------------------------------------------------------------------------------------------------
Net gains (losses) on
  securities (both
  realized and unrealized)        (0.00)             0.00           0.00           0.00           0.00
______________________________________________________________________________________________________
======================================================================================================
  Total from investment
    operations                     0.01              0.01           0.02           0.05           0.06
______________________________________________________________________________________________________
======================================================================================================
Less dividends from net
  investment income               (0.01)            (0.01)         (0.02)         (0.05)         (0.06)
======================================================================================================
Net asset value, end of
  period                    $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                    1.05%             1.32%          2.16%          5.54%          6.12%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)            $13,426,786       $21,240,699    $29,122,702    $26,772,308    $17,353,163
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers and/or
    expense reimbursements         0.12%(b)          0.11%          0.11%          0.10%          0.09%
------------------------------------------------------------------------------------------------------
  Without fee waivers
    and/or expense
    reimbursements                 0.18%(b)          0.17%          0.19%          0.19%          0.19%
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment
  income to average net
  assets                           1.04%(b)          1.34%          2.12%          5.19%          6.04%
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $16,498,555,850.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        PERSONAL INVESTMENT CLASS
                                          ------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                          ------------------------------------------------------
                                           2004          2003       2002       2001       2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
------------------------------------------------------------------------------------------------
Net investment income                       0.005          0.01       0.02       0.05       0.05
------------------------------------------------------------------------------------------------
Net gains (losses) on securities (both
  realized and unrealized)                 (0.000)         0.00       0.00       0.00       0.00
________________________________________________________________________________________________
================================================================================================
  Total from investment operations          0.005          0.01       0.02       0.05       0.05
________________________________________________________________________________________________
================================================================================================
Less dividends from net investment
  income                                   (0.005)        (0.01)     (0.02)     (0.05)     (0.05)
================================================================================================
Net asset value, end of period            $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                              0.50%         0.77%      1.65%      5.01%      5.60%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $48,166       $47,266    $30,277    $11,930    $14,179
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                           0.67%(b)      0.66%      0.61%      0.60%      0.59%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                           0.93%(b)      0.92%      0.94%      0.94%      0.94%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                         0.49%(b)      0.79%      1.62%      4.69%      5.54%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $45,729,061.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                      PRIVATE INVESTMENT CLASS
                                   ---------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                   ---------------------------------------------------------------
                                      2004            2003        2002         2001         2000
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $     1.00       $   1.00    $   1.00    $     1.00    $   1.00
--------------------------------------------------------------------------------------------------
Net investment income                    0.01           0.01        0.02          0.05        0.06
--------------------------------------------------------------------------------------------------
Net gains (losses) on securities
  (both realized and unrealized)        (0.00)          0.00        0.00          0.00        0.00
__________________________________________________________________________________________________
==================================================================================================
  Total from investment
    operations                           0.01           0.01        0.02          0.05        0.06
__________________________________________________________________________________________________
==================================================================================================
Less dividends from net
  investment income                     (0.01)         (0.01)      (0.02)        (0.05)      (0.06)
==================================================================================================
Net asset value, end of period     $     1.00       $   1.00    $   1.00    $     1.00    $   1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                          0.75%          1.02%       1.85%         5.22%       5.81%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $1,078,780       $978,383    $808,457    $1,289,479    $952,177
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                       0.42%(b)       0.41%       0.41%         0.40%       0.39%
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements               0.68%(b)       0.67%       0.69%         0.69%       0.69%
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to
  average net assets                     0.74%(b)       1.04%       1.82%         4.89%       5.74%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $990,007,259.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                          RESERVE CLASS
                                   -----------------------------------------------------------
                                                                                  JANUARY 14,
                                                                                     2000
                                                                                  (DATE SALES
                                             YEAR ENDED AUGUST 31,               COMMENCED) TO
                                   ------------------------------------------     AUGUST 31,
                                    2004          2003       2002       2001         2000
----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $  1.00       $  1.00    $  1.00    $ 1.00       $ 1.00
----------------------------------------------------------------------------------------------
Net investment income                0.002         0.005       0.01      0.05         0.03
----------------------------------------------------------------------------------------------
Net gains (losses) on securities
  (both realized and unrealized)    (0.000)        0.000       0.00      0.00         0.00
______________________________________________________________________________________________
==============================================================================================
  Total from investment
    operations                       0.002         0.005       0.01      0.05         0.03
______________________________________________________________________________________________
==============================================================================================
Less dividends from net
  investment income                 (0.002)       (0.005)     (0.01)    (0.05)       (0.03)
==============================================================================================
Net asset value, end of period     $  1.00       $  1.00    $  1.00    $ 1.00       $ 1.00
______________________________________________________________________________________________
==============================================================================================
Total return(a)                       0.17%         0.45%      1.34%     4.70%        3.48%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $64,942       $57,082    $51,279    $5,169       $2,495
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                    0.99%(b)      0.98%      0.91%     0.90%        0.89%(c)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements            1.18%(b)      1.17%      1.19%     1.19%        1.19%(c)
==============================================================================================
Ratio of net investment income to
  average net assets                  0.17%(b)      0.47%      1.32%     4.39%        5.24%(c)
______________________________________________________________________________________________
==============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $65,640,950.
(c)  Annualized.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                           RESOURCE CLASS
                                 -------------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                 -------------------------------------------------------------------
                                   2004            2003          2002          2001          2000
----------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $   1.00       $     1.00    $     1.00    $     1.00    $     1.00
----------------------------------------------------------------------------------------------------
Net investment income                0.01             0.01          0.02          0.05          0.06
----------------------------------------------------------------------------------------------------
Net gains (losses) on
  securities (both realized and
  unrealized)                       (0.00)            0.00          0.00          0.00          0.00
____________________________________________________________________________________________________
====================================================================================================
  Total from investment
    operations                       0.01             0.01          0.02          0.05          0.06
____________________________________________________________________________________________________
====================================================================================================
Less dividends from net
  investment income                 (0.01)           (0.01)        (0.02)        (0.05)        (0.06)
====================================================================================================
Net asset value, end of period   $   1.00       $     1.00    $     1.00    $     1.00    $     1.00
____________________________________________________________________________________________________
====================================================================================================
Total return(a)                      0.85%            1.12%         1.96%         5.33%         5.91%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                       $952,193       $1,239,380    $1,546,155    $1,269,405    $1,102,431
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements           0.32%(b)         0.31%         0.31%         0.30%         0.29%
----------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements           0.38%(b)         0.37%         0.39%         0.39%         0.39%
____________________________________________________________________________________________________
====================================================================================================
Ratio of net investment income
  to average net assets              0.84%(b)         1.14%         1.92%         4.99%         5.84%
____________________________________________________________________________________________________
====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,078,174,708.

NOTE 10--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing


  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing


  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Liquid Assets Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Liquid Assets Portfolio ("Fund"), a portfolio of Short-Term Investments Trust ("Trust"), (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                         WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR          AUTHORITY
------------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  21,829,977,162      10,479,118
      Frank S. Bayley..............................  21,830,154,550      10,301,730
      James T. Bunch...............................  21,830,155,266      10,301,014
      Bruce L. Crockett............................  21,830,154,531      10,301,749
      Albert R. Dowden.............................  21,830,154,371      10,301,909
      Edward K. Dunn, Jr. .........................  21,830,154,550      10,301,730
      Jack M. Fields...............................  21,830,155,247      10,301,033
      Carl Frischling..............................  21,830,155,266      10,301,014
      Robert H. Graham.............................  21,830,155,266      10,301,014
      Gerald J. Lewis..............................  21,830,155,266      10,301,014
      Prema Mathai-Davis...........................  21,830,155,266      10,301,014
      Lewis F. Pennock.............................  21,830,155,266      10,301,014
      Ruth H. Quigley..............................  21,830,155,087      10,301,193
      Louis S. Sklar...............................  21,830,155,266      10,301,014
      Larry Soll, Ph.D. ...........................  21,830,151,370      10,304,910
      Mark H. Williamson...........................  21,830,155,266      10,301,014

                                                               VOTES        WITHHELD/
      MATTER                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------                                  ---------       -------      -----------
(2)*  Approval of an Agreement and Plan
      of Reorganization which provides
      for the redomestication of Company
      as new series portfolio of
      Short-Term Investments Trust, an
      existing Delaware statutory trust
      and, in connection therewith, the
      sale of all of Company's assets and
      the dissolution of Company as a
      Maryland corporation...............
                                            20,735,454,099   63,566,040   1,041,436,141**

 * Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Company, Inc.

** Includes Broker Non-Votes

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

Trustees and Officers (continued)

As of May 31, 2004


(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid, 0.20% was derived from U.S. Treasury Obligations.

                         ANNUAL REPORT / AUGUST 31, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                             LIQUID ASSETS PORTFOLIO

                            PRIVATE INVESTMENT CLASS

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--


                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--


LAP-AR-2

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--registered trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P
                    500--Registered Trademark-- Index) is an Index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust Liquid Assets Portfolio's Private Investment Class were 1.17% and 1.08%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 25- to 55-day range; at the close

=======================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              45.9%

8-14                              7.4

15-60                            28.9

61-120                           10.9

121-180                           2.7

181-240                           2.6

241+                              1.6

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
=======================================



                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                                                                     (continued)
of the reporting period, the WAM stood at 31 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Private Investment Class stood at $1.1 billion.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



================================================================================
       The views and opinions expressed in this letter are those of A I M
      Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

============================================================================================
                                                                           HYPOTHETICAL
                                              ACTUAL                    (5% ANNUAL RETURN
                                                                         BEFORE EXPENSES)

                    BEGINNING          ENDING       EXPENSES       ENDING          EXPENSES
                  ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING  ACCOUNT VALUE    PAID DURING
                    (03/01/04)     (08/31/04)(1)    PERIOD(2)     (08/31/04)       PERIOD(2)
PRIVATE
INVESTMENT          $1,000.00        $1,004.00        $2.12      $1,023.03          $2.14


(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.40% for Private Investment
class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.42% for Private Investment class shares) multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period).
============================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

COMMERCIAL PAPER-27.43%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-0.99%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 05/19/04; Cost $54,370,867)
  1.48%                                        11/03/04   $ 54,749   $    54,607,200
------------------------------------------------------------------------------------
  (Acquired 05/11/04; Cost $141,086,158)
  1.45%                                        11/08/04    142,117       141,726,093
====================================================================================
                                                                         196,333,293
====================================================================================
ASSET-BACKED SECURITIES-FULLY BACKED-10.15%

Aspen Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)(c)
  (Acquired 08/19/04; $71,846,400)
  1.60%                                        10/06/04     72,000        71,888,000
------------------------------------------------------------------------------------
Blue Spice LLC (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 08/20/04; Cost $241,668,729)
  1.54%                                        09/21/04    242,000       241,792,956
------------------------------------------------------------------------------------
  (Acquired 05/13/04; Cost $148,891,375)
  1.47%                                        11/10/04    150,000       149,571,250
------------------------------------------------------------------------------------
Govco, Inc. (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/10/04; Cost $224,064,646)
  1.62%                                        11/10/04    225,000       224,283,958
------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/10/04; Cost $29,960,475)
  1.53%                                        09/10/04     30,000        29,988,525
------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $76,925,442)
  1.60%                                        10/18/04     77,138        76,976,867
------------------------------------------------------------------------------------
Legacy Capital Co., LLC (Liberty Hampshire
  Co., LLC (The)-ABS Program Sponsor)(b)
  (Acquired 08/25/04; Cost $61,378,854)
  1.57%                                        09/28/04     61,470        61,397,619
------------------------------------------------------------------------------------
  (Acquired 08/24/04; Cost $240,012,959)
  1.60%                                        10/01/04    240,419       240,098,441
------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $124,650,000)
  1.60%                                        10/14/04    125,000       124,761,111
------------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)(c)
  (Acquired 08/12/04; Cost $117,823,328)
  1.54%                                        09/16/04    118,000       117,924,283
------------------------------------------------------------------------------------
  (Acquired 08/19/04; Cost $99,786,667)
  1.60%                                        10/06/04    100,000        99,844,445
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Racers Trust-Series 2004-G-MM, Floating Rate
  Notes(b)(d)
  (Acquired 4/13/04; Cost $279,000,000)
  1.61%                                        10/22/08   $279,000   $   279,000,000
------------------------------------------------------------------------------------
Steamboat Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 08/31/04; Cost $128,646,492)
  1.61%                                        09/02/04    128,658       128,652,246
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $54,690,184)
  1.55%                                        09/20/04     54,768        54,723,197
------------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/17/04; Cost $120,004,649)
  1.54%                                        09/17/04    120,164       120,081,754
====================================================================================
                                                                       2,020,984,652
====================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-4.38%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $24,968,125)
  1.53%                                        09/17/04     25,000        24,983,000
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $69,895,194)
  1.54%                                        09/22/04     70,000        69,937,117
------------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/03/04; Cost $24,953,125)
  1.50%                                        09/17/04     25,000        24,983,333
------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $114,734,222)
  1.60%                                        10/08/04    115,000       114,810,889
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $49,873,333)
  1.60%                                        10/14/04     50,000        49,904,445
------------------------------------------------------------------------------------
  (Acquired 08/10/04; Cost $74,719,875)
  1.62%                                        11/01/04     75,000        74,794,125
------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 08/20/04; Cost $199,463,333)
  1.61%                                        10/19/04    200,000       199,570,667
------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (JPMorgan
  Chase Bank-ABS Program Sponsor)(b)
  (Acquired 08/19/04; Cost $35,519,311)
  1.54%                                        09/20/04     35,568        35,539,091
------------------------------------------------------------------------------------
Receivables Capital Co. LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $192,831,826)
  1.53%                                        09/17/04    193,078       192,946,707
------------------------------------------------------------------------------------
Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $84,769,556)
  1.60%                                        10/18/04     85,000        84,822,445
====================================================================================
                                                                         872,291,819
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/SECURITY ARBITRAGE-4.88%

Galaxy Funding Inc. (U.S. Bank N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/17/04; Cost $149,580,000)
  1.60%                                        10/19/04   $150,000   $   149,680,000
------------------------------------------------------------------------------------
Grampian Funding LLC (HBOS Treasury Services
  PLC-ABS Program Sponsor)(b)
  (Acquired 05/25/04; Cost $51,615,778)
  1.52%                                        11/16/04     52,000        51,833,138
------------------------------------------------------------------------------------
Klio Funding Corp. (Bear Stearns Asset
  Management Inc.-ABS Program Sponsor)(b)
  (Acquired 08/17/04; Cost $199,810,513)
  1.55%                                        09/16/04    200,056       199,926,797
------------------------------------------------------------------------------------
  (Acquired 08/19/04; Cost $25,382,884)
  1.55%                                        09/21/04     25,419        25,397,111
------------------------------------------------------------------------------------
Scaldis Capital LLC (Fortis Bank
  S.A./N.V.-ABS Program Sponsor)(b)
  (Acquired 08/25/04; Cost $225,674,748)
  1.57%                                        09/27/04    226,000       225,743,741
------------------------------------------------------------------------------------
  (Acquired 05/11/04; Cost $64,453,567)
  1.45%                                        11/05/04     64,919        64,749,038
------------------------------------------------------------------------------------
  (Acquired 05/11/04; Cost $139,616,868)
  1.45%                                        11/08/04    140,374       139,963,383
------------------------------------------------------------------------------------
  (Acquired 05/19/04; Cost $42,629,857)
  1.48%                                        11/09/04     42,937        42,815,202
------------------------------------------------------------------------------------
  (Acquired 05/25/04; Cost $70,718,487)
  1.52%                                        11/19/04     71,254        71,016,328
====================================================================================
                                                                         971,124,738
====================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-3.81%

Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $199,770,500)
  1.53%                                        09/14/04    200,000       199,889,500
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $24,964,938)
  1.53%                                        09/20/04     25,000        24,979,813
------------------------------------------------------------------------------------
CAFCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/18/04; Cost $49,927,750)
  1.53%                                        09/21/04     50,000        49,957,500
------------------------------------------------------------------------------------
Ciesco, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/17/04; Cost $49,843,472)
  1.61%                                        10/26/04     50,000        49,877,014
------------------------------------------------------------------------------------
FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  1.61%                                        10/19/04    200,000       199,570,667
------------------------------------------------------------------------------------
  1.64%                                        11/15/04    135,000       134,538,750
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust-Series A-1+ (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  1.53%                                        09/24/04   $100,000   $    99,902,250
====================================================================================
                                                                         758,715,494
====================================================================================

CONSUMER FINANCE-0.50%

Household Finance Corp.
  1.60%                                        10/18/04    100,000        99,791,111
====================================================================================

DIVERSIFIED BANKS-0.75%

Bank of America Corp.
  1.60%                                        11/10/04    150,000       149,533,333
====================================================================================

INVESTMENT BANKING & BROKERAGE-1.60%

Morgan Stanley, Floating Rate(e)
  1.64%                                        12/13/04    319,000       319,000,000
====================================================================================

REGIONAL BANKS-0.37%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.49%                                        11/08/04     25,000        24,929,639
------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  1.61%                                        10/27/04     50,000        49,874,778
====================================================================================
                                                                          74,804,417
====================================================================================
      Total Commercial Paper (Cost
         $5,462,578,857)                                               5,462,578,857
====================================================================================

CERTIFICATES OF DEPOSIT-11.06%

Alliance & Leicester PLC (United Kingdom)
  1.26%                                        10/25/04    100,000       100,000,000
------------------------------------------------------------------------------------
  1.75%                                        12/24/04    100,000       100,000,000
------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, S.A. (Spain)
  1.50%                                        11/10/04     75,000        75,000,000
------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.92%                                        01/31/05    100,000       100,000,000
------------------------------------------------------------------------------------
CALYON (France)
  1.76%                                        12/03/04    110,000       110,002,828
------------------------------------------------------------------------------------
Credit Suisse First Boston Bank (Switzerland)
  1.65%                                        10/26/04    222,000       222,000,000
------------------------------------------------------------------------------------
  1.66%                                        10/29/04    200,000       200,000,000
------------------------------------------------------------------------------------
Danske Bank A/S (Denmark)
  1.49%(f)                                     12/23/04    100,000        99,990,678
------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.71%                                        05/20/05     80,000        79,822,272
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Deutsche Bank-New York Branch (Germany)
  1.46%                                        03/09/05   $100,000   $   100,000,000
------------------------------------------------------------------------------------
HSBC Bank USA (United Kingdom)
  1.26%                                        01/13/05    225,000       225,000,000
------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  1.60%                                        11/09/04     80,000        80,000,000
------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.43%(d)                                     10/01/04    200,000       199,994,205
------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.28%                                        12/31/04    100,000       100,000,000
------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
  1.61%                                        11/12/04    160,000       159,980,832
------------------------------------------------------------------------------------
  1.66%                                        11/15/04    100,000       100,000,000
------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  1.52%                                        09/16/04    150,000       150,000,000
====================================================================================
      Total Certificates of Deposit (Cost
         $2,201,790,815)                                               2,201,790,815
====================================================================================

ASSET-BACKED SECURITIES-9.29%

CONSUMER RECEIVABLES-0.36%

Daimler Chrysler Auto Trust-Series 2004-A,
  Class A-1, Notes(b)
  (Acquired 02/24/04; Cost $27,810,743)
  1.07%                                        03/08/05     27,811        27,810,743
------------------------------------------------------------------------------------
GS Auto Loan Trust-Series 2004-1, Class A-1,
  Notes
  1.11%                                        02/15/05      9,508         9,507,889
------------------------------------------------------------------------------------
USAA Auto Owner Trust-Series 2004-1, Class
  A-1, Notes
  1.08%                                        03/15/05     35,146        35,146,114
====================================================================================
                                                                          72,464,746
====================================================================================

STRUCTURED-5.21%

Granite Mortgages PLC (United Kingdom)-Series
  2004-1, Class 1A-1,
  Floating Rate Bonds,
  1.56%(d)                                     12/20/04     97,418        97,417,723
------------------------------------------------------------------------------------
Holmes Financing (No. 8) PLC (United
  Kingdom)-Series 8, Class 1A,
  Floating Rate Bonds,
  1.55%(d)                                     04/15/05    182,000       182,000,000
------------------------------------------------------------------------------------
Paragon Mortgages PLC (United Kingdom)-Series
  6A, Class A-1,
  Floating Rate Bonds
  (Acquired 10/06/03; Cost $104,634,624)
  1.62%(b)(d)                                  09/15/04    104,635       104,634,624
------------------------------------------------------------------------------------
Permanent Financing (No. 3) PLC (United
  Kingdom)-Series 3, Class 1A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.53%(d)                                     12/10/04    150,000       150,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
STRUCTURED-(CONTINUED)

Permanent Financing (No. 4) PLC (United
  Kingdom)-Series 4, Class 1A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.52%(d)                                     03/10/05   $175,000   $   175,000,000
------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 16A, Class A-1, Floating
  Rate Bonds
  (Acquired 09/16/03; Cost $20,488,320)
  1.59%(b)(d)                                  09/11/04     20,488        20,488,320
------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 17A, Class A-1, Floating
  Rate Bonds
  (Acquired 02/10/04; Cost $122,362,100)
  1.61%(b)(d)                                  02/14/05    122,362       122,362,100
------------------------------------------------------------------------------------
RMAC, Series 2004-NS2A, Class A-1, Puttable
  Floating Rate Bonds
  (Acquired 06/14/04; Cost $185,000,000)
  1.57%(b)(d)                                  06/12/05    185,000       185,000,000
====================================================================================
                                                                       1,036,902,767
====================================================================================

STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-3.72%

Beta Finance Inc., Floating Rate MTN
  (Citibank International PLC-ABS Program
  Sponsor)
  (Acquired 10/02/03; Cost $99,980,000)
  1.55%(b)(d)                                  10/15/04    100,000        99,997,628
------------------------------------------------------------------------------------
  (Acquired 10/02/03; Cost $49,990,000)
  1.55%(b)(d)                                  10/15/04     50,000        49,998,824
------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $199,960,000)
  1.55%(b)(d)                                  10/18/04    200,000       199,994,905
------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $164,967,000)
  1.55%(b)(d)                                  10/19/04    165,000       164,995,696
------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $99,980,000)
  1.55%(b)(d)                                  10/20/04    100,000        99,997,322
------------------------------------------------------------------------------------
  (Acquired 05/13/04; Cost $50,000,000)
  2.01%(b)                                     05/20/05     50,000        50,000,000
------------------------------------------------------------------------------------
Whitehawk CDO Funding, Ltd. (Cayman
  Islands)-Series 2004-1A, Class AMMA,
  Floating Rate Bonds
  (Acquired 07/29/04; Cost $75,000,000)
  1.71%(b)(f)                                  03/15/05     75,000        75,000,000
====================================================================================
                                                                         739,984,375
====================================================================================
      Total Asset-Backed Securities (Cost
         $1,849,351,888)                                               1,849,351,888
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

TIME DEPOSITS-6.21%

Societe Generale-Cayman (France)
  1.56%                                        09/01/04   $635,518   $   635,518,415
------------------------------------------------------------------------------------
U.S. Bank, N.A.-Cayman
  1.50%                                        09/01/04    600,000       600,000,000
====================================================================================
      Total Time Deposits (Cost
         $1,235,518,415)                                               1,235,518,415
====================================================================================

PROMISSORY NOTES-4.88%

Goldman Sachs Group, Inc. (The)
  (Acquired 03/08/04; Cost $250,000,000)
  1.52%(b)(e)(g)                               10/08/04    250,000       250,000,000
------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $250,000,000)
  1.69%(b)(e)(g)                               10/08/04    250,000       250,000,000
------------------------------------------------------------------------------------
  (Acquired 06/21/04; Cost $155,000,000)
  1.68%(b)(e)(g)                               12/20/04    155,000       155,000,000
------------------------------------------------------------------------------------
  (Acquired 06/28/04; Cost $120,000,000)
  1.69%(b)(e)(g)                               12/27/04    120,000       120,000,000
------------------------------------------------------------------------------------
  (Acquired 07/13/04; Cost $196,000,000)
  1.69%(b)(e)(g)                               01/10/05    196,000       196,000,000
====================================================================================
      Total Promissory Notes (Cost
         $971,000,000)                                                   971,000,000
====================================================================================

MEDIUM-TERM NOTES-4.73%

Allstate Life Global Funding II, Floating
  Rate MTN
  (Acquired 11/18/03; Cost $130,000,000)
  1.60%(b)(d)                                  12/15/10    130,000       130,000,000
------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $140,000,000)
  1.55%(b)(d)                                  04/08/14    140,000       140,000,000
------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  1.66%(d)                                     07/09/07    332,900       332,900,000
------------------------------------------------------------------------------------
MetLife Global Funding, Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  1.61%(b)(d)                                  09/12/08     90,000        90,000,000
------------------------------------------------------------------------------------
MetLife Global Funding, Floating Rate Global
  MTN
  (Acquired 04/03/03; Cost $149,342,050)
  1.68%(b)(d)                                  04/28/08    149,300       149,339,120
------------------------------------------------------------------------------------
Royal Bank of Canada (Canada), Floating Rate
  Yankee MTN
  1.55%(d)                                     11/07/08    100,000       100,000,000
====================================================================================
      Total Medium-Term Notes (Cost
         $942,239,120)                                                   942,239,120
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES-4.22%(h)

INSURED-1.60%(C)(I)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  1.60%                                        12/01/36   $  8,100   $     8,100,000
------------------------------------------------------------------------------------
Baptist Health System of South Florida;
  Taxable Series 1995 A RB
  1.57%                                        05/15/17        200           200,000
------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Taxable Series 1998 F-2 RB
  1.63%                                        11/15/16      4,831         4,830,771
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Agency;
  Taxable Housing Series 1993 A RB
  1.57%                                        01/01/34     30,400        30,400,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing);
  Taxable Series 2002 A RB
  1.57%                                        01/01/47     39,670        39,670,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan
  Taxable Series 1999 B-II RB
  1.57%                                        09/01/34      2,000         2,000,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-III RB
  1.57%                                        09/01/34      4,650         4,650,000
------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan RB
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1
  1.57%(b)                                     09/01/36     25,000        25,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $60,000,000)
  Series 2002 Tranche 1
  1.57%(b)                                     08/01/37     60,000        60,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $40,000,000)
  Series 2002 Tranche 2
  1.57%(b)                                     08/01/37     40,000        40,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 3
  1.57%(b)                                     08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 4
  1.57%(b)                                     08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  1.57%                                        09/01/30      4,200         4,200,000
====================================================================================
                                                                         319,050,771
====================================================================================

LETTER OF CREDIT-2.62%(j)

Advocare of South Carolina Inc.; Series 1997
  Bonds (LOC-Wachovia Bank N.A.)
  (Acquired 03/28/02; Cost $9,850,000)
  1.62%(b)(i)                                  06/01/17      9,850         9,850,000
------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project);
  Taxable Series 1999 B RB (LOC-Wachovia Bank
  N.A.)
  1.64%(i)                                     01/01/15      7,575         7,575,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  (Acquired 05/17/04; Cost $1,000,000)
  1.65%(b)(i)                                  07/01/08   $  1,000   $     1,000,000
------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Taxable Series 1997 A RB (LOC-ABN
  AMRO Bank N.V.)
  1.62%(e)                                     02/15/27     10,100        10,100,000
------------------------------------------------------------------------------------
Brooks (County of), Georgia Development
  Authority (Langboard Inc. Project); Taxable
  Series 2003 IDR (LOC-Bank of America N.A.)
  1.63%(i)                                     05/01/18      9,999         9,999,000
------------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank N.A.)
  1.62%(i)                                     09/01/19     17,900        17,900,000
------------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999-F Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     12/02/19      5,588         5,588,000
------------------------------------------------------------------------------------
  Series 2000-B Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  (Acquired 12/30/03; Cost $19,000)
  1.64%(b)(i)                                  07/01/20         19            19,000
------------------------------------------------------------------------------------
  Series 2000-C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     09/01/20      4,000         4,000,000
------------------------------------------------------------------------------------
Carlton Arms of Ocala; Floating Rate Series
  2002 Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 07/31/03; Cost $18,500,000)
  1.63%(b)(i)                                  09/01/34     18,500        18,500,000
------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000 Floating
  Rate Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     07/01/20        449           449,000
------------------------------------------------------------------------------------
Corp. Finance Managers Inc.; Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  1.65%(i)                                     02/02/43      1,000         1,000,000
------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  (Acquired 06/25/02; Cost $10,035,000)
  1.64%(b)(i)                                  08/31/16     10,035        10,035,000
------------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004 Floating
  Rate Notes
  (LOC-ABN AMRO Bank N.V.)
  1.63%(i)                                     12/01/15      8,000         8,000,000
------------------------------------------------------------------------------------
Fayette (County of), Ohio (Fayette County
  Memorial Hospital);
  Taxable Series 2003 RB (LOC-National City
  Bank)
  1.63%(i)                                     08/01/23        300           300,000
------------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  1.68%(i)                                     10/15/27        800           800,000
------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Floating Rate Bonds (LOC-Wachovia Bank
  N.A.)
  1.60%(i)                                     11/01/18     25,000        25,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Illinois (State of) Finance Authority
  (Fairview); Taxable Refunding Series 2004 C
  RB (LOC-ABN AMRO Bank N.V.)
  1.70%(i)                                     08/15/34   $ 14,100   $    14,100,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 B RB (LOC-JPMorgan Chase Bank)
  1.57%(i)                                     09/01/31      7,800         7,800,000
------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     02/01/09      2,300         2,300,000
------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating Rate
  Notes
  (LOC-ABN AMRO Bank N.V.)
  1.70%(i)                                     12/01/39      2,000         2,000,000
------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     02/01/09      5,815         5,815,000
------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating Rate
  Notes
  (LOC-Federal Home Loan Bank)
  1.58%(i)                                     09/01/33      7,638         7,638,388
------------------------------------------------------------------------------------
Lehigh (County of), Pennsylvania Industrial
  Development Authority (Bouras Industries);
  Taxable Series 2002 C IDR (LOC-Wachovia
  Bank N.A.)
  1.68%(i)                                     11/01/13        774           774,000
------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     02/01/18     55,200        55,200,000
------------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  1.63%(i)                                     12/01/53      4,660         4,660,000
------------------------------------------------------------------------------------
Mesivta of Greater Los Angeles, California;
  Series 2004 Floating Rate Bonds (LOC-Bank
  of America N.A.)
  1.70%(i)                                     06/01/29      5,000         5,000,000
------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project);
  IDR (LOC-Wachovia Bank N.A.)
  (Acquired 05/04/04; Cost $5,000,000)
  Taxable Incremental Series 2004
  1.63%(b)(i)                                  03/01/19      5,000         5,000,000
------------------------------------------------------------------------------------
  (Acquired 05/04/04; Cost $40,000,000)
  Taxable Series 2002
  1.63%(b)(i)                                  05/01/17     40,000        40,000,000
------------------------------------------------------------------------------------
New York (State of), Anti-Defamation League
  Foundation;
  Taxable Series 2004 A RB (LOC-Bank of New
  York)
  1.61%(i)                                     01/01/34      6,000         6,000,000
------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Refunding Series
  2003 F RB (LOC-State Street Bank & Trust
  Co.)
  1.58%(i)                                     09/15/07      8,000         8,000,000
------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Taxable Series 2001 C RB (LOC-Bank of
  America N.A.)
  1.55%(i)                                     02/15/21      7,500         7,500,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Porterfield Family Partners, L.P.; Series
  2004 Floating Rate Notes (LOC-Wachovia Bank
  N.A.)
  1.65%(i)                                     07/01/14   $  3,200   $     3,200,000
------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating Rate
  Bonds (LOC-ABN AMRO Bank N.V.)
  1.70%(i)                                     01/01/15      3,409         3,409,000
------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.58%(i)                                     12/01/22      4,999         4,999,000
------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
  Series 2002 Floating Rate Bonds
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     05/01/14     13,272        13,272,000
------------------------------------------------------------------------------------
S&L Capital LLC; Floating Rate Notes
  (LOC-Comerica Bank)
  1.68%(i)                                     11/04/42        774           774,000
------------------------------------------------------------------------------------
San Jose (City of), California Redevelopment
  Agency (Merged Area);
  RB (LOC-Bank of New York)
  Taxable Series 2002 G
  1.60%(i)                                     08/01/29        976           975,657
------------------------------------------------------------------------------------
  Taxable Series 2002 H
  1.60%(i)                                     08/01/29     10,827        10,827,119
------------------------------------------------------------------------------------
Savannah College of Art & Design; Series 2004
  RB
  (LOC-Bank of America N.A.)
  1.63%(i)                                     04/01/24     12,000        12,000,000
------------------------------------------------------------------------------------
Sebastian Commons L.P.; Series 2003 Floating
  Rate Notes
  (LOC-Bank of America N.A.)
  1.60%(i)                                     09/01/28      3,974         3,974,000
------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Notes
  (LOC-Federal Home Loan Bank)
  Series 2004 A
  1.58%(i)                                     07/01/54     10,000        10,000,000
------------------------------------------------------------------------------------
  Series 2003 D
  1.58%(i)                                     10/01/53      4,366         4,365,847
------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     11/01/52      9,870         9,870,000
------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Series 2000 Floating Rate
  Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     06/01/30     28,670        28,670,000
------------------------------------------------------------------------------------
Union (County of), Arkansas (Del-Tin Fiber
  LLC Project);
  Taxable Series 1998 IDR (LOC-JPMorgan Chase
  Bank)
  1.63%(i)                                     10/01/27     34,400        34,400,000
------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank N.A.)
  (Acquired 07/31/03; Cost $47,130,000)
  1.65%(b)(i)                                  07/01/26     47,130        47,130,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Wake Forest University; Series 1997 Floating
  Rate Bonds
  (LOC-Wachovia Bank N.A.)
  1.62%(i)                                     07/01/17   $  6,900   $     6,900,000
------------------------------------------------------------------------------------
West Michigan Heart Capital LLC; Series 2004
  A Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.63%(i)                                     05/01/44     10,000        10,000,000
------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Taxable
  Series 2003 RB
  (LOC-JPMorgan Chase Bank)
  1.60%(i)                                     11/01/23     14,800        14,800,000
====================================================================================
                                                                         521,469,011
====================================================================================
      Total Variable Rate Demand Notes (Cost
         $840,519,782)                                                   840,519,782
====================================================================================

MASTER NOTE AGREEMENTS-4.13%(k)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 05/26/04; Cost $800,000,000)
  1.70%(b)(l)                                  10/06/04    800,000       800,000,000
------------------------------------------------------------------------------------
  (Acquired 08/23/04; Cost $23,000,000)
  1.70%(b)(l)                                  02/23/05     23,000        23,000,000
====================================================================================
      Total Master Note Agreements (Cost
         $823,000,000)                                                   823,000,000
====================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-2.69%

FEDERAL HOME LOAN BANK (FHLB)-2.11%

Unsec. Bonds
  1.20%                                        02/28/05     75,000        74,965,385
------------------------------------------------------------------------------------
  1.31%                                        04/11/05    195,000       195,000,000
------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds
  1.53%(f)                                     01/05/05    150,000       149,997,403
====================================================================================
                                                                         419,962,788
====================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.58%

Unsec. Notes
  1.66%                                        05/20/05    115,000       115,000,000
====================================================================================
      Total U.S. Government Agency Securities
         (Cost $534,962,788)                                             534,962,788
====================================================================================

FUNDING AGREEMENTS-2.34%

New York Life Insurance Co.
  (Acquired 04/07/04; Cost $250,000,000)
  1.57%(b)(d)(g)                               04/06/05    250,000       250,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
FUNDING AGREEMENTS-(CONTINUED)

Travelers Insurance Co. (The)
  (Acquired 11/25/03; Cost $115,000,000)
  1.87%(b)(f)(g)                               11/24/04   $115,000   $   115,000,000
------------------------------------------------------------------------------------
  (Acquired 08/27/04; Cost $100,000,000)
  1.88%(b)(f)(g)                               08/26/05    100,000       100,000,000
====================================================================================
      Total Funding Agreements (Cost
         $465,000,000)                                                   465,000,000
====================================================================================

PUTTABLE RESET NOTES-0.89%

Merck & Co. Inc.; PURS Notes
  (Acquired 02/23/04; Cost $103,170,600)
  4.48%(b)                                     02/22/05    100,000       101,511,464
------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.01%                                        06/01/05     75,000        76,632,952
====================================================================================
      Total Puttable Reset Notes (Cost
         $178,144,416)                                                   178,144,416
====================================================================================
      Total Investments (excluding Repurchase
         Agreements) (Cost $15,504,106,081)                           15,504,106,081
====================================================================================

REPURCHASE AGREEMENTS-22.16%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.58%(m)                                     09/01/04     10,000        10,000,000
------------------------------------------------------------------------------------
Banc of America Securities LLC
  1.60%(n)                                     09/01/04    163,500       163,500,000
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.58%(o)                                     09/01/04    148,000       148,000,000
------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.49%(p)                                     09/01/04    250,000       250,000,000
------------------------------------------------------------------------------------
  1.55%(q)                                     09/01/04    181,287       181,286,646
------------------------------------------------------------------------------------
  1.58%(r)                                     09/01/04    125,080       125,080,099
------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.55%(s)                                     09/01/04    200,000       200,000,000
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.62%(t)                                     09/01/04    760,000       760,000,000
------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.58%(u)                                     09/01/04     23,000        23,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.32%(v)                                     04/15/05    400,000       400,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.57%(w)                                     09/01/04    498,000       498,000,000
------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  1.58%(x)                                     09/01/04     67,686        67,686,291
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.60%(y)                                     09/01/04   $287,500   $   287,500,000
------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.60%(z)                                     09/01/04    148,000       148,000,000
------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.60%(aa)                                    09/01/04     59,000        59,000,000
------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.59%(ab)                                    09/01/04    200,000       200,000,000
------------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.60%(ac)                                    09/01/04    405,000       405,000,000
------------------------------------------------------------------------------------
  1.63%(ad)                                    09/01/04    425,000       425,000,000
------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.60%(ae)                                    09/01/04     62,000        62,000,000
====================================================================================
      Total Repurchase Agreements (Cost
         $4,413,053,036)                                               4,413,053,036
____________________________________________________________________________________
====================================================================================
TOTAL INVESTMENTS-100.03% (Cost
  $19,917,159,117)(af)                                                19,917,159,117
____________________________________________________________________________________
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.03%)                                     (5,029,843)
____________________________________________________________________________________
====================================================================================
NET ASSETS-100.00%                                                   $19,912,129,274
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2004 was $8,812,103,075, which represented 44.25% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(d) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2004.
(e) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(f) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2004.
(g) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at August 31, 2004 was $1,436,000,000, which represented 7.21% of the Fund's net assets.
(h) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(i) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2004.

(j) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(m) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $175,007,681. Collateralized by $167,623,000 U.S. Government obligations, 2.13% to 7.25% due 02/15/05 to 05/15/30 with an aggregate market value at 08/31/04 of $178,500,291. The amount to be received upon repurchase by the Fund is $10,000,439.
(n) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,111. Collateralized by $265,733,660 U.S. Government obligations, 5.50% due 04/01/34 to 08/01/34 with an aggregate market value at 08/31/04 of $255,000,001. The amount to be received upon repurchase by the Fund is $163,507,267.
(o) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,013,167. Collateralized by $300,389,000 U.S. Government obligations, 0% to 7.25% due 09/09/04 to 03/15/11 with an aggregate market value at 08/31/04 of $306,000,390. The amount to be received upon repurchase by the Fund is $148,006,496.
(p) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,347. Collateralized by $256,403,000 U.S. Treasury obligations, 0% due 12/30/04 to 01/06/05 with a market value at 08/31/04 of $255,000,858.
(q) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,764. Collateralized by a $255,162,000 U.S. Treasury obligation, 1.88% due 12/31/05 with a market value at 08/31/04 of $255,000,984. The amount to be received upon repurchase by the Fund is $181,294,451.
(r) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at 08/31/04 of $603,437,546. The amount to be received upon repurchase by the Fund is $125,085,589.
(s) Repurchase agreement entered into 08/31/04 with a maturing value of $200,008,611. Collateralized by $257,357,000 U.S. Government obligations, 0% to 9.38% due 12/07/04 to 05/15/30 with a market value at 08/31/04 of
     $205,709,596.
(t) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $795,035,830. Collateralized by $820,517,739 corporate obligations, 0% to 13.44% due 05/01/05 to 02/01/34 with an aggregate market value at 08/31/04 of $834,095,132. The amount to be received upon repurchase by the Fund is $760,034,253.
(u) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $175,007,681. Collateralized by $169,084,000 U.S. Government obligations, 4.75% to 6.38% due 06/15/09 to 07/28/16 with an aggregate market value at 08/31/04 of $178,500,861. The amount to be received upon repurchase by the Fund is $23,001,009.
(v) Term repurchase agreement entered into 03/23/04; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $844,035,000 U.S. Government obligations, 0% to 7.25% due 11/18/04 to 05/15/30 with an aggregate market value at 08/31/04 of $408,001,581.
(w) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,021,806. Collateralized by $500,662,000 U.S. Government obligations, 0% to 7.13% due 09/03/04 to 05/01/30 with an aggregate market value at 08/31/04 of $510,004,859. The amount to be received upon repurchase by the Fund is $498,021,718.
(x) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $250,256,000 U.S. Government obligations, 1.50% to 7.54% due 08/15/05 to 09/15/29 with an aggregate market value at 08/31/04 of $255,000,041. The amount to be received upon repurchase by the Fund is $67,689,262.
(y) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,022,222. Collateralized by $542,389,895 U.S. Government obligations, 0% to 9.38% due 10/15/04 to 09/01/34 with an aggregate market value at 08/31/04 of $510,001,643. The amount to be received upon repurchase by the Fund is $287,512,778.
(z) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,111. Collateralized by $276,758,369 U.S. Government obligations, 4.48% to 6.50% due 07/01/14 to 09/01/34 with an aggregate market value at 08/31/04 of $256,694,508. The amount to be received upon repurchase by the Fund is $148,006,578.
(aa) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,111. Collateralized by $331,039,330 U.S. Government obligations, 0% to 5.77% due 10/15/06 to 06/01/34 with an aggregate market value at 08/31/04 of $255,000,000. The amount to be received upon repurchase by the Fund is $59,002,622.

(ab) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,042. Collateralized by $251,223,337 U.S. Government obligations, 3.19% to 5.31% due 02/01/23 to 04/01/37 with an aggregate market value at 08/31/04 of $255,000,217. The amount to be received upon repurchase by the Fund is $200,008,833.
(ac) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,022,222. Collateralized by $535,536,990 U.S. Government obligations, 0% to 5.25% due 01/15/06 to 08/20/34 with an aggregate market value at 08/31/04 of $510,002,099. The amount to be received upon repurchase by the Fund is $405,018,000.
(ad) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,022,639. Collateralized by $510,821,311 corporate obligations, 0% to 6.62% due 11/15/16 to 07/15/41 with an aggregate market value at 08/31/04 of $525,000,001. The amount to be received upon repurchase by the Fund is $425,019,243.
(ae) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $200,008,889. Collateralized by $197,411,677 U.S. Government obligations, 3.77% to 6.32% due 04/01/11 to 05/01/36 with an aggregate market value at 08/31/04 of $204,000,000. The amount to be received upon repurchase by the Fund is $62,002,756.
(af) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost
  $15,504,106,081)            $15,504,106,081
---------------------------------------------
Repurchase agreements (cost
  $4,413,053,036)               4,413,053,036
=============================================
    Total investments (cost
      $19,917,159,117)         19,917,159,117
=============================================
Receivables for:
  Interest                         18,658,707
---------------------------------------------
  Amount due from advisor             215,439
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    805,579
---------------------------------------------
Other assets                          501,689
=============================================
    Total assets               19,937,340,531
_____________________________________________
=============================================

LIABILITIES:

Payables for:
  Amount due custodian                 63,746
---------------------------------------------
  Dividends                        21,869,579
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                1,604,916
---------------------------------------------
Accrued distribution fees             808,867
---------------------------------------------
Accrued trustees' fees                 27,000
---------------------------------------------
Accrued transfer agent fees           551,851
---------------------------------------------
Accrued operating expenses            285,298
=============================================
    Total liabilities              25,211,257
=============================================
Net assets applicable to
  shares outstanding          $19,912,129,274
_____________________________________________
=============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                  $19,910,617,213
---------------------------------------------
  Undistributed net
    investment income               2,683,741
---------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities          (1,171,680)
=============================================
                              $19,912,129,274
_____________________________________________
=============================================

NET ASSETS:

Institutional Class           $13,426,785,531
_____________________________________________
=============================================
Private Investment Class      $ 1,078,780,144
_____________________________________________
=============================================
Personal Investment Class     $    48,166,276
_____________________________________________
=============================================
Cash Management Class         $ 4,341,262,310
_____________________________________________
=============================================
Reserve Class                 $    64,941,524
_____________________________________________
=============================================
Resource Class                $   952,193,489
_____________________________________________
=============================================

SHARES OUTSTANDING, $0.01
  PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class            13,425,531,866
_____________________________________________
=============================================
Private Investment Class        1,078,750,839
_____________________________________________
=============================================
Personal Investment Class          48,167,597
_____________________________________________
=============================================
Cash Management Class           4,341,058,999
_____________________________________________
=============================================
Reserve Class                      64,944,762
_____________________________________________
=============================================
Resource Class                    952,162,648
_____________________________________________
=============================================
Net asset value, offering
  and redemption price per
  share for each class        $          1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $264,686,700
--------------------------------------------------------------------------
Interest from affiliates                                            39,135
==========================================================================
    Total investment income                                    264,725,835
==========================================================================

EXPENSES:

Advisory fees                                                   34,315,824
--------------------------------------------------------------------------
Administrative services fees                                     1,186,316
--------------------------------------------------------------------------
Custodian fees                                                     954,204
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,950,036
--------------------------------------------------------------------------
  Personal Investment Class                                        342,968
--------------------------------------------------------------------------
  Cash Management Class                                          4,199,108
--------------------------------------------------------------------------
  Reserve Class                                                    656,410
--------------------------------------------------------------------------
  Resource Class                                                 2,156,349
--------------------------------------------------------------------------
Transfer agent fees                                              3,726,303
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                             380,419
--------------------------------------------------------------------------
Other                                                            1,094,616
==========================================================================
    Total expenses                                              53,962,553
==========================================================================
Less: Fees waived and expenses reimbursed                      (17,199,325)
==========================================================================
    Net expenses                                                36,763,228
==========================================================================
Net investment income                                          227,962,607
==========================================================================
Net realized gain (loss) from investment securities             (1,166,396)
==========================================================================
Net increase in net assets resulting from operations          $226,796,211
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                  2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $   227,962,607    $   437,437,928
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (1,166,396)           222,356
===============================================================================================
    Net increase in net assets resulting from operations         226,796,211        437,660,284
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (170,818,620)      (339,841,789)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (7,433,486)        (9,944,836)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (227,234)          (251,405)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (40,300,094)       (72,636,877)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (115,498)          (240,042)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (9,067,675)       (14,522,979)
===============================================================================================
    Decrease in net assets resulting from distributions         (227,962,607)      (437,437,928)
===============================================================================================
Share transactions-net:
  Institutional Class                                         (7,813,073,189)    (7,882,172,341)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       100,451,125        169,919,767
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          902,889         16,988,324
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (132,118,699)    (1,286,520,760)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    7,863,084          5,802,855
-----------------------------------------------------------------------------------------------
  Resource Class                                                (287,130,729)      (306,784,517)
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                      (8,123,105,519)    (9,282,766,672)
===============================================================================================
    Net increase (decrease) in net assets                     (8,124,271,915)    (9,282,544,316)
===============================================================================================

NET ASSETS:

  Beginning of year                                           28,036,401,189     37,318,945,505
===============================================================================================
  End of year (including undistributed net investment
    income of $2,683,741
    and $(502) for 2004 and 2003, respectively).             $19,912,129,274    $28,036,401,189
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the

     Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $14,199,446.

    For the year ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $3,251 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $1,186,316 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $3,420,245 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,970,021, $251,510, $3,359,286, $571,077 and $2,156,349, respectively, after FMC waived
Plan fees of $1,980,015, $91,458, $839,822, $85,333 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $68,308 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds and INVESCO Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                       TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------------------------------
                                                                                       AVERAGE
                          ADVANCES     INCREASES IN   DECREASES IN     ADVANCES      ADVANCES FOR
                         OUTSTANDING   ADVANCES TO     ADVANCES TO    OUTSTANDING   NUMBER OF DAYS   INTEREST
                          08/31/03      AFFILIATES     AFFILIATES      08/31/04      OUTSTANDING      INCOME
-------------------------------------------------------------------------------------------------------------
AIM High Yield Fund        $   --      $222,599,000   $(222,599,000)    $   --       $13,912,438     $ 8,775
-------------------------------------------------------------------------------------------------------------
INVESCO Core Equity
  Fund(a)                      --       49,445,000     (49,445,000)         --         6,180,625       3,362
-------------------------------------------------------------------------------------------------------------
INVESCO Dynamics
  Fund(b)                      --      489,199,000    (489,199,000)         --         8,894,527      25,167
-------------------------------------------------------------------------------------------------------------
INVESCO Gold & Precious
  Metals Fund(c)               --        4,024,000      (4,024,000)         --         2,012,000         132
-------------------------------------------------------------------------------------------------------------
INVESCO Small Company
  Growth Fund(d)               --        5,567,405      (5,567,405)         --         1,391,851         337
-------------------------------------------------------------------------------------------------------------
INVESCO Total Return
  Fund(e)                      --       17,775,000     (17,775,000)         --        17,775,000         709
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Dynamics
  Fund(f)                      --        9,830,000      (9,830,000)         --         2,457,500         653
=============================================================================================================
                           $   --      $798,439,405   $(798,439,405)    $   --       $52,623,941     $39,135
_____________________________________________________________________________________________________________
=============================================================================================================

(a)Effective October 15, 2004, Fund was renamed AIM Core Stock Fund.
(b)Effective October 15, 2004, Fund was renamed AIM Dynamics Fund.
(c)Effective October 15, 2004, Fund was renamed AIM Gold & Precious Metals Fund.
(d)Effective October 15, 2004, Fund was renamed AIM Small Company Growth Fund.
(e)Effective October 15, 2004, Fund was renamed AIM Total Return Fund.
(f)Effective October 15, 2004, Fund was renamed AIM V.I. Dynamics Fund.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                  2004            2003
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $227,962,607    $437,437,928
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
-----------------------------------------------------------------------------
Undistributed ordinary income                                 $     3,937,792
-----------------------------------------------------------------------------
Temporary book/tax differences                                     (1,254,051)
-----------------------------------------------------------------------------
Post-October capital loss deferral                                 (1,171,680)
-----------------------------------------------------------------------------
Shares of beneficial interest                                  19,910,617,213
=============================================================================
Total net assets                                              $19,912,129,274
_____________________________________________________________________________
=============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                   CHANGES IN SHARES OUTSTANDING()(A)()
-----------------------------------------------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                             ------------------------------------------------------------------------------
                                             2004                                     2003
                             -------------------------------------    -------------------------------------
                                  SHARES              AMOUNT               SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         220,538,317,502    $ 220,538,317,502     419,054,374,755    $ 419,054,374,755
-----------------------------------------------------------------------------------------------------------
  Private Investment Class     10,308,011,876       10,308,011,876       9,405,817,790        9,405,817,790
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class       336,308,705          336,308,705         133,770,375          133,770,375
-----------------------------------------------------------------------------------------------------------
  Cash Management Class        55,620,771,261       55,620,771,261      66,799,786,336       66,799,786,336
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   250,536,437          250,536,437         102,414,453          102,414,453
-----------------------------------------------------------------------------------------------------------
  Resource Class                7,934,774,147        7,934,774,147       8,435,843,716        8,435,843,716
===========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class              59,472,467           59,472,467          93,354,431           93,354,431
-----------------------------------------------------------------------------------------------------------
  Private Investment Class          2,478,586            2,478,586           4,021,536            4,021,536
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class           149,496              149,496             178,509              178,509
-----------------------------------------------------------------------------------------------------------
  Cash Management Class            21,658,334           21,658,334          44,707,654           44,707,654
-----------------------------------------------------------------------------------------------------------
  Reserve Class                        81,409               81,409             257,929              257,929
-----------------------------------------------------------------------------------------------------------
  Resource Class                    7,076,048            7,076,048          12,586,231           12,586,231
===========================================================================================================
Reacquired:
  Institutional Class        (228,410,863,158)    (228,410,863,158)   (427,029,901,527)    (427,029,901,527)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class    (10,210,039,337)     (10,210,039,337)     (9,239,919,559)      (9,239,919,559)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (335,555,312)        (335,555,312)       (116,960,560)        (116,960,560)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class       (55,774,548,294)     (55,774,548,294)    (68,131,014,750)     (68,131,014,750)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                  (242,754,762)        (242,754,762)        (96,869,527)         (96,869,527)
-----------------------------------------------------------------------------------------------------------
  Resource Class               (8,228,980,924)      (8,228,980,924)     (8,755,214,464)      (8,755,214,464)
===========================================================================================================
                               (8,123,105,519)   $  (8,123,105,519)     (9,282,766,672)   $  (9,282,766,672)
___________________________________________________________________________________________________________
===========================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 20.42% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. There is also one shareholder that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 5.58% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. 12.36% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications on August 31, 2004, undistributed net investment income was increased by $2,684,243 and undistributed net realized gain (loss) was decreased by $2,684,243. This reclassification had no effect on the net assets of the Fund.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         CASH MANAGEMENT CLASS
                                 ---------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                 ---------------------------------------------------------------------
                                    2004             2003          2002          2001          2000
------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------
Net investment income                  0.01             0.01          0.02          0.05          0.06
------------------------------------------------------------------------------------------------------
Net gains (losses) on
  securities (both realized and
  unrealized)                         (0.00)            0.00          0.00          0.00          0.00
______________________________________________________________________________________________________
======================================================================================================
  Total from investment
    operations                         0.01             0.01          0.02          0.05          0.06
______________________________________________________________________________________________________
======================================================================================================
Less dividends from net
  investment income                   (0.01)           (0.01)        (0.02)        (0.05)        (0.06)
======================================================================================================
Net asset value, end of period   $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                        0.97%            1.24%         2.08%         5.45%         6.04%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $4,341,262       $4,473,591    $5,760,074    $5,499,916    $3,528,435
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements             0.20%(b)         0.19%         0.19%         0.18%         0.17%
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements             0.28%(b)         0.27%         0.29%         0.29%         0.29%
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income
  to average net assets                0.96%(b)         1.26%         2.04%         5.11%         5.96%
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $4,199,108,303.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       INSTITUTIONAL CLASS
                            --------------------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                            --------------------------------------------------------------------------
                               2004              2003           2002           2001           2000
------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                 $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
------------------------------------------------------------------------------------------------------
Net investment income              0.01              0.01           0.02           0.05           0.06
------------------------------------------------------------------------------------------------------
Net gains (losses) on
  securities (both
  realized and unrealized)        (0.00)             0.00           0.00           0.00           0.00
______________________________________________________________________________________________________
======================================================================================================
  Total from investment
    operations                     0.01              0.01           0.02           0.05           0.06
______________________________________________________________________________________________________
======================================================================================================
Less dividends from net
  investment income               (0.01)            (0.01)         (0.02)         (0.05)         (0.06)
======================================================================================================
Net asset value, end of
  period                    $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                    1.05%             1.32%          2.16%          5.54%          6.12%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)            $13,426,786       $21,240,699    $29,122,702    $26,772,308    $17,353,163
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers and/or
    expense reimbursements         0.12%(b)          0.11%          0.11%          0.10%          0.09%
------------------------------------------------------------------------------------------------------
  Without fee waivers
    and/or expense
    reimbursements                 0.18%(b)          0.17%          0.19%          0.19%          0.19%
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment
  income to average net
  assets                           1.04%(b)          1.34%          2.12%          5.19%          6.04%
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $16,498,555,850.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        PERSONAL INVESTMENT CLASS
                                          ------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                          ------------------------------------------------------
                                           2004          2003       2002       2001       2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
------------------------------------------------------------------------------------------------
Net investment income                       0.005          0.01       0.02       0.05       0.05
------------------------------------------------------------------------------------------------
Net gains (losses) on securities (both
  realized and unrealized)                 (0.000)         0.00       0.00       0.00       0.00
________________________________________________________________________________________________
================================================================================================
  Total from investment operations          0.005          0.01       0.02       0.05       0.05
________________________________________________________________________________________________
================================================================================================
Less dividends from net investment
  income                                   (0.005)        (0.01)     (0.02)     (0.05)     (0.05)
================================================================================================
Net asset value, end of period            $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                              0.50%         0.77%      1.65%      5.01%      5.60%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $48,166       $47,266    $30,277    $11,930    $14,179
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                           0.67%(b)      0.66%      0.61%      0.60%      0.59%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                           0.93%(b)      0.92%      0.94%      0.94%      0.94%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                         0.49%(b)      0.79%      1.62%      4.69%      5.54%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $45,729,061.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                      PRIVATE INVESTMENT CLASS
                                   ---------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                   ---------------------------------------------------------------
                                      2004            2003        2002         2001         2000
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $     1.00       $   1.00    $   1.00    $     1.00    $   1.00
--------------------------------------------------------------------------------------------------
Net investment income                    0.01           0.01        0.02          0.05        0.06
--------------------------------------------------------------------------------------------------
Net gains (losses) on securities
  (both realized and unrealized)        (0.00)          0.00        0.00          0.00        0.00
__________________________________________________________________________________________________
==================================================================================================
  Total from investment
    operations                           0.01           0.01        0.02          0.05        0.06
__________________________________________________________________________________________________
==================================================================================================
Less dividends from net
  investment income                     (0.01)         (0.01)      (0.02)        (0.05)      (0.06)
==================================================================================================
Net asset value, end of period     $     1.00       $   1.00    $   1.00    $     1.00    $   1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                          0.75%          1.02%       1.85%         5.22%       5.81%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $1,078,780       $978,383    $808,457    $1,289,479    $952,177
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                       0.42%(b)       0.41%       0.41%         0.40%       0.39%
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements               0.68%(b)       0.67%       0.69%         0.69%       0.69%
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to
  average net assets                     0.74%(b)       1.04%       1.82%         4.89%       5.74%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $990,007,259.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                          RESERVE CLASS
                                   -----------------------------------------------------------
                                                                                  JANUARY 14,
                                                                                     2000
                                                                                  (DATE SALES
                                             YEAR ENDED AUGUST 31,               COMMENCED) TO
                                   ------------------------------------------     AUGUST 31,
                                    2004          2003       2002       2001         2000
----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $  1.00       $  1.00    $  1.00    $ 1.00       $ 1.00
----------------------------------------------------------------------------------------------
Net investment income                0.002         0.005       0.01      0.05         0.03
----------------------------------------------------------------------------------------------
Net gains (losses) on securities
  (both realized and unrealized)    (0.000)        0.000       0.00      0.00         0.00
______________________________________________________________________________________________
==============================================================================================
  Total from investment
    operations                       0.002         0.005       0.01      0.05         0.03
______________________________________________________________________________________________
==============================================================================================
Less dividends from net
  investment income                 (0.002)       (0.005)     (0.01)    (0.05)       (0.03)
==============================================================================================
Net asset value, end of period     $  1.00       $  1.00    $  1.00    $ 1.00       $ 1.00
______________________________________________________________________________________________
==============================================================================================
Total return(a)                       0.17%         0.45%      1.34%     4.70%        3.48%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $64,942       $57,082    $51,279    $5,169       $2,495
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                    0.99%(b)      0.98%      0.91%     0.90%        0.89%(c)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements            1.18%(b)      1.17%      1.19%     1.19%        1.19%(c)
==============================================================================================
Ratio of net investment income to
  average net assets                  0.17%(b)      0.47%      1.32%     4.39%        5.24%(c)
______________________________________________________________________________________________
==============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $65,640,950.
(c)  Annualized.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                           RESOURCE CLASS
                                 -------------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                 -------------------------------------------------------------------
                                   2004            2003          2002          2001          2000
----------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $   1.00       $     1.00    $     1.00    $     1.00    $     1.00
----------------------------------------------------------------------------------------------------
Net investment income                0.01             0.01          0.02          0.05          0.06
----------------------------------------------------------------------------------------------------
Net gains (losses) on
  securities (both realized and
  unrealized)                       (0.00)            0.00          0.00          0.00          0.00
____________________________________________________________________________________________________
====================================================================================================
  Total from investment
    operations                       0.01             0.01          0.02          0.05          0.06
____________________________________________________________________________________________________
====================================================================================================
Less dividends from net
  investment income                 (0.01)           (0.01)        (0.02)        (0.05)        (0.06)
====================================================================================================
Net asset value, end of period   $   1.00       $     1.00    $     1.00    $     1.00    $     1.00
____________________________________________________________________________________________________
====================================================================================================
Total return(a)                      0.85%            1.12%         1.96%         5.33%         5.91%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                       $952,193       $1,239,380    $1,546,155    $1,269,405    $1,102,431
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements           0.32%(b)         0.31%         0.31%         0.30%         0.29%
----------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements           0.38%(b)         0.37%         0.39%         0.39%         0.39%
____________________________________________________________________________________________________
====================================================================================================
Ratio of net investment income
  to average net assets              0.84%(b)         1.14%         1.92%         4.99%         5.84%
____________________________________________________________________________________________________
====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,078,174,708.

NOTE 10--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing


  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing


  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Liquid Assets Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Liquid Assets Portfolio ("Fund"), a portfolio of Short-Term Investments Trust ("Trust"), (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                         WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR          AUTHORITY
------------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  21,829,977,162      10,479,118
      Frank S. Bayley..............................  21,830,154,550      10,301,730
      James T. Bunch...............................  21,830,155,266      10,301,014
      Bruce L. Crockett............................  21,830,154,531      10,301,749
      Albert R. Dowden.............................  21,830,154,371      10,301,909
      Edward K. Dunn, Jr. .........................  21,830,154,550      10,301,730
      Jack M. Fields...............................  21,830,155,247      10,301,033
      Carl Frischling..............................  21,830,155,266      10,301,014
      Robert H. Graham.............................  21,830,155,266      10,301,014
      Gerald J. Lewis..............................  21,830,155,266      10,301,014
      Prema Mathai-Davis...........................  21,830,155,266      10,301,014
      Lewis F. Pennock.............................  21,830,155,266      10,301,014
      Ruth H. Quigley..............................  21,830,155,087      10,301,193
      Louis S. Sklar...............................  21,830,155,266      10,301,014
      Larry Soll, Ph.D. ...........................  21,830,151,370      10,304,910
      Mark H. Williamson...........................  21,830,155,266      10,301,014

                                                               VOTES        WITHHELD/
      MATTER                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------                                  ---------       -------      -----------
(2)*  Approval of an Agreement and Plan
      of Reorganization which provides
      for the redomestication of Company
      as new series portfolio of
      Short-Term Investments Trust, an
      existing Delaware statutory trust
      and, in connection therewith, the
      sale of all of Company's assets and
      the dissolution of Company as a
      Maryland corporation...............
                                            20,735,454,099   63,566,040   1,041,436,141**

 * Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Company, Inc.

** Includes Broker Non-Votes

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

Trustees and Officers (continued)

As of May 31, 2004


(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid, 0.20% was derived from U.S. Treasury Obligations.

                        ANNUAL REPORT / AUGUST 31, 2004

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                            LIQUID ASSETS PORTFOLIO

                                 RESERVE CLASS

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                          [YOUR GOALS. OUR SOLUTIONS.]
                            --Registered Trademark--

LAP-AR-6

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--Registered Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P
                    500--Registered Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust Liquid Assets Portfolio's Reserve Class were 0.60% and 0.51%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity
(WAM) remained in the 25- to 55-day range; at the close of the reporting period, the WAM stood at


========================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              45.9%

8-14                              7.4

15-60                            28.9

61-120                           10.9

121-180                           2.7

181-240                           2.6

241+                              1.6

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================



                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                                                                     (continued)

31 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Reserve Class stood at $64.9 million. The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities.

In Conclusion

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



================================================================================
       The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

==============================================================================================
                                                                           HYPOTHETICAL
                                               ACTUAL                   (5% ANNUAL RETURN
                                                                         BEFORE EXPENSES)


                   BEGINNING            ENDING        EXPENSES        ENDING        EXPENSES
                 ACCOUNT VALUE      ACCOUNT VALUE    PAID DURING   ACCOUNT VALUE   PAID DURING
                  (03/01/04)        (08/31/04)(1)     PERIOD(2)     (08/31/04)      PERIOD(2)

RESERVE           $1,000.00           $1,001.20         $4.98        $1,020.16        $5.03

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.12% for Reserve class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.99% for Reserve class shares)
multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
==============================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

COMMERCIAL PAPER-27.43%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-0.99%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 05/19/04; Cost $54,370,867)
  1.48%                                        11/03/04   $ 54,749   $    54,607,200
------------------------------------------------------------------------------------
  (Acquired 05/11/04; Cost $141,086,158)
  1.45%                                        11/08/04    142,117       141,726,093
====================================================================================
                                                                         196,333,293
====================================================================================
ASSET-BACKED SECURITIES-FULLY BACKED-10.15%

Aspen Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)(c)
  (Acquired 08/19/04; $71,846,400)
  1.60%                                        10/06/04     72,000        71,888,000
------------------------------------------------------------------------------------
Blue Spice LLC (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 08/20/04; Cost $241,668,729)
  1.54%                                        09/21/04    242,000       241,792,956
------------------------------------------------------------------------------------
  (Acquired 05/13/04; Cost $148,891,375)
  1.47%                                        11/10/04    150,000       149,571,250
------------------------------------------------------------------------------------
Govco, Inc. (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/10/04; Cost $224,064,646)
  1.62%                                        11/10/04    225,000       224,283,958
------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/10/04; Cost $29,960,475)
  1.53%                                        09/10/04     30,000        29,988,525
------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $76,925,442)
  1.60%                                        10/18/04     77,138        76,976,867
------------------------------------------------------------------------------------
Legacy Capital Co., LLC (Liberty Hampshire
  Co., LLC (The)-ABS Program Sponsor)(b)
  (Acquired 08/25/04; Cost $61,378,854)
  1.57%                                        09/28/04     61,470        61,397,619
------------------------------------------------------------------------------------
  (Acquired 08/24/04; Cost $240,012,959)
  1.60%                                        10/01/04    240,419       240,098,441
------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $124,650,000)
  1.60%                                        10/14/04    125,000       124,761,111
------------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)(c)
  (Acquired 08/12/04; Cost $117,823,328)
  1.54%                                        09/16/04    118,000       117,924,283
------------------------------------------------------------------------------------
  (Acquired 08/19/04; Cost $99,786,667)
  1.60%                                        10/06/04    100,000        99,844,445
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Racers Trust-Series 2004-G-MM, Floating Rate
  Notes(b)(d)
  (Acquired 4/13/04; Cost $279,000,000)
  1.61%                                        10/22/08   $279,000   $   279,000,000
------------------------------------------------------------------------------------
Steamboat Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 08/31/04; Cost $128,646,492)
  1.61%                                        09/02/04    128,658       128,652,246
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $54,690,184)
  1.55%                                        09/20/04     54,768        54,723,197
------------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/17/04; Cost $120,004,649)
  1.54%                                        09/17/04    120,164       120,081,754
====================================================================================
                                                                       2,020,984,652
====================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-4.38%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $24,968,125)
  1.53%                                        09/17/04     25,000        24,983,000
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $69,895,194)
  1.54%                                        09/22/04     70,000        69,937,117
------------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/03/04; Cost $24,953,125)
  1.50%                                        09/17/04     25,000        24,983,333
------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $114,734,222)
  1.60%                                        10/08/04    115,000       114,810,889
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $49,873,333)
  1.60%                                        10/14/04     50,000        49,904,445
------------------------------------------------------------------------------------
  (Acquired 08/10/04; Cost $74,719,875)
  1.62%                                        11/01/04     75,000        74,794,125
------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 08/20/04; Cost $199,463,333)
  1.61%                                        10/19/04    200,000       199,570,667
------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (JPMorgan
  Chase Bank-ABS Program Sponsor)(b)
  (Acquired 08/19/04; Cost $35,519,311)
  1.54%                                        09/20/04     35,568        35,539,091
------------------------------------------------------------------------------------
Receivables Capital Co. LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $192,831,826)
  1.53%                                        09/17/04    193,078       192,946,707
------------------------------------------------------------------------------------
Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $84,769,556)
  1.60%                                        10/18/04     85,000        84,822,445
====================================================================================
                                                                         872,291,819
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/SECURITY ARBITRAGE-4.88%

Galaxy Funding Inc. (U.S. Bank N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/17/04; Cost $149,580,000)
  1.60%                                        10/19/04   $150,000   $   149,680,000
------------------------------------------------------------------------------------
Grampian Funding LLC (HBOS Treasury Services
  PLC-ABS Program Sponsor)(b)
  (Acquired 05/25/04; Cost $51,615,778)
  1.52%                                        11/16/04     52,000        51,833,138
------------------------------------------------------------------------------------
Klio Funding Corp. (Bear Stearns Asset
  Management Inc.-ABS Program Sponsor)(b)
  (Acquired 08/17/04; Cost $199,810,513)
  1.55%                                        09/16/04    200,056       199,926,797
------------------------------------------------------------------------------------
  (Acquired 08/19/04; Cost $25,382,884)
  1.55%                                        09/21/04     25,419        25,397,111
------------------------------------------------------------------------------------
Scaldis Capital LLC (Fortis Bank
  S.A./N.V.-ABS Program Sponsor)(b)
  (Acquired 08/25/04; Cost $225,674,748)
  1.57%                                        09/27/04    226,000       225,743,741
------------------------------------------------------------------------------------
  (Acquired 05/11/04; Cost $64,453,567)
  1.45%                                        11/05/04     64,919        64,749,038
------------------------------------------------------------------------------------
  (Acquired 05/11/04; Cost $139,616,868)
  1.45%                                        11/08/04    140,374       139,963,383
------------------------------------------------------------------------------------
  (Acquired 05/19/04; Cost $42,629,857)
  1.48%                                        11/09/04     42,937        42,815,202
------------------------------------------------------------------------------------
  (Acquired 05/25/04; Cost $70,718,487)
  1.52%                                        11/19/04     71,254        71,016,328
====================================================================================
                                                                         971,124,738
====================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-3.81%

Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $199,770,500)
  1.53%                                        09/14/04    200,000       199,889,500
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $24,964,938)
  1.53%                                        09/20/04     25,000        24,979,813
------------------------------------------------------------------------------------
CAFCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/18/04; Cost $49,927,750)
  1.53%                                        09/21/04     50,000        49,957,500
------------------------------------------------------------------------------------
Ciesco, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/17/04; Cost $49,843,472)
  1.61%                                        10/26/04     50,000        49,877,014
------------------------------------------------------------------------------------
FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  1.61%                                        10/19/04    200,000       199,570,667
------------------------------------------------------------------------------------
  1.64%                                        11/15/04    135,000       134,538,750
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust-Series A-1+ (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  1.53%                                        09/24/04   $100,000   $    99,902,250
====================================================================================
                                                                         758,715,494
====================================================================================

CONSUMER FINANCE-0.50%

Household Finance Corp.
  1.60%                                        10/18/04    100,000        99,791,111
====================================================================================

DIVERSIFIED BANKS-0.75%

Bank of America Corp.
  1.60%                                        11/10/04    150,000       149,533,333
====================================================================================

INVESTMENT BANKING & BROKERAGE-1.60%

Morgan Stanley, Floating Rate(e)
  1.64%                                        12/13/04    319,000       319,000,000
====================================================================================

REGIONAL BANKS-0.37%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.49%                                        11/08/04     25,000        24,929,639
------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  1.61%                                        10/27/04     50,000        49,874,778
====================================================================================
                                                                          74,804,417
====================================================================================
      Total Commercial Paper (Cost
         $5,462,578,857)                                               5,462,578,857
====================================================================================

CERTIFICATES OF DEPOSIT-11.06%

Alliance & Leicester PLC (United Kingdom)
  1.26%                                        10/25/04    100,000       100,000,000
------------------------------------------------------------------------------------
  1.75%                                        12/24/04    100,000       100,000,000
------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, S.A. (Spain)
  1.50%                                        11/10/04     75,000        75,000,000
------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.92%                                        01/31/05    100,000       100,000,000
------------------------------------------------------------------------------------
CALYON (France)
  1.76%                                        12/03/04    110,000       110,002,828
------------------------------------------------------------------------------------
Credit Suisse First Boston Bank (Switzerland)
  1.65%                                        10/26/04    222,000       222,000,000
------------------------------------------------------------------------------------
  1.66%                                        10/29/04    200,000       200,000,000
------------------------------------------------------------------------------------
Danske Bank A/S (Denmark)
  1.49%(f)                                     12/23/04    100,000        99,990,678
------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.71%                                        05/20/05     80,000        79,822,272
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Deutsche Bank-New York Branch (Germany)
  1.46%                                        03/09/05   $100,000   $   100,000,000
------------------------------------------------------------------------------------
HSBC Bank USA (United Kingdom)
  1.26%                                        01/13/05    225,000       225,000,000
------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  1.60%                                        11/09/04     80,000        80,000,000
------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.43%(d)                                     10/01/04    200,000       199,994,205
------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.28%                                        12/31/04    100,000       100,000,000
------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
  1.61%                                        11/12/04    160,000       159,980,832
------------------------------------------------------------------------------------
  1.66%                                        11/15/04    100,000       100,000,000
------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  1.52%                                        09/16/04    150,000       150,000,000
====================================================================================
      Total Certificates of Deposit (Cost
         $2,201,790,815)                                               2,201,790,815
====================================================================================

ASSET-BACKED SECURITIES-9.29%

CONSUMER RECEIVABLES-0.36%

Daimler Chrysler Auto Trust-Series 2004-A,
  Class A-1, Notes(b)
  (Acquired 02/24/04; Cost $27,810,743)
  1.07%                                        03/08/05     27,811        27,810,743
------------------------------------------------------------------------------------
GS Auto Loan Trust-Series 2004-1, Class A-1,
  Notes
  1.11%                                        02/15/05      9,508         9,507,889
------------------------------------------------------------------------------------
USAA Auto Owner Trust-Series 2004-1, Class
  A-1, Notes
  1.08%                                        03/15/05     35,146        35,146,114
====================================================================================
                                                                          72,464,746
====================================================================================

STRUCTURED-5.21%

Granite Mortgages PLC (United Kingdom)-Series
  2004-1, Class 1A-1,
  Floating Rate Bonds,
  1.56%(d)                                     12/20/04     97,418        97,417,723
------------------------------------------------------------------------------------
Holmes Financing (No. 8) PLC (United
  Kingdom)-Series 8, Class 1A,
  Floating Rate Bonds,
  1.55%(d)                                     04/15/05    182,000       182,000,000
------------------------------------------------------------------------------------
Paragon Mortgages PLC (United Kingdom)-Series
  6A, Class A-1,
  Floating Rate Bonds
  (Acquired 10/06/03; Cost $104,634,624)
  1.62%(b)(d)                                  09/15/04    104,635       104,634,624
------------------------------------------------------------------------------------
Permanent Financing (No. 3) PLC (United
  Kingdom)-Series 3, Class 1A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.53%(d)                                     12/10/04    150,000       150,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
STRUCTURED-(CONTINUED)

Permanent Financing (No. 4) PLC (United
  Kingdom)-Series 4, Class 1A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.52%(d)                                     03/10/05   $175,000   $   175,000,000
------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 16A, Class A-1, Floating
  Rate Bonds
  (Acquired 09/16/03; Cost $20,488,320)
  1.59%(b)(d)                                  09/11/04     20,488        20,488,320
------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 17A, Class A-1, Floating
  Rate Bonds
  (Acquired 02/10/04; Cost $122,362,100)
  1.61%(b)(d)                                  02/14/05    122,362       122,362,100
------------------------------------------------------------------------------------
RMAC, Series 2004-NS2A, Class A-1, Puttable
  Floating Rate Bonds
  (Acquired 06/14/04; Cost $185,000,000)
  1.57%(b)(d)                                  06/12/05    185,000       185,000,000
====================================================================================
                                                                       1,036,902,767
====================================================================================

STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-3.72%

Beta Finance Inc., Floating Rate MTN
  (Citibank International PLC-ABS Program
  Sponsor)
  (Acquired 10/02/03; Cost $99,980,000)
  1.55%(b)(d)                                  10/15/04    100,000        99,997,628
------------------------------------------------------------------------------------
  (Acquired 10/02/03; Cost $49,990,000)
  1.55%(b)(d)                                  10/15/04     50,000        49,998,824
------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $199,960,000)
  1.55%(b)(d)                                  10/18/04    200,000       199,994,905
------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $164,967,000)
  1.55%(b)(d)                                  10/19/04    165,000       164,995,696
------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $99,980,000)
  1.55%(b)(d)                                  10/20/04    100,000        99,997,322
------------------------------------------------------------------------------------
  (Acquired 05/13/04; Cost $50,000,000)
  2.01%(b)                                     05/20/05     50,000        50,000,000
------------------------------------------------------------------------------------
Whitehawk CDO Funding, Ltd. (Cayman
  Islands)-Series 2004-1A, Class AMMA,
  Floating Rate Bonds
  (Acquired 07/29/04; Cost $75,000,000)
  1.71%(b)(f)                                  03/15/05     75,000        75,000,000
====================================================================================
                                                                         739,984,375
====================================================================================
      Total Asset-Backed Securities (Cost
         $1,849,351,888)                                               1,849,351,888
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

TIME DEPOSITS-6.21%

Societe Generale-Cayman (France)
  1.56%                                        09/01/04   $635,518   $   635,518,415
------------------------------------------------------------------------------------
U.S. Bank, N.A.-Cayman
  1.50%                                        09/01/04    600,000       600,000,000
====================================================================================
      Total Time Deposits (Cost
         $1,235,518,415)                                               1,235,518,415
====================================================================================

PROMISSORY NOTES-4.88%

Goldman Sachs Group, Inc. (The)
  (Acquired 03/08/04; Cost $250,000,000)
  1.52%(b)(e)(g)                               10/08/04    250,000       250,000,000
------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $250,000,000)
  1.69%(b)(e)(g)                               10/08/04    250,000       250,000,000
------------------------------------------------------------------------------------
  (Acquired 06/21/04; Cost $155,000,000)
  1.68%(b)(e)(g)                               12/20/04    155,000       155,000,000
------------------------------------------------------------------------------------
  (Acquired 06/28/04; Cost $120,000,000)
  1.69%(b)(e)(g)                               12/27/04    120,000       120,000,000
------------------------------------------------------------------------------------
  (Acquired 07/13/04; Cost $196,000,000)
  1.69%(b)(e)(g)                               01/10/05    196,000       196,000,000
====================================================================================
      Total Promissory Notes (Cost
         $971,000,000)                                                   971,000,000
====================================================================================

MEDIUM-TERM NOTES-4.73%

Allstate Life Global Funding II, Floating
  Rate MTN
  (Acquired 11/18/03; Cost $130,000,000)
  1.60%(b)(d)                                  12/15/10    130,000       130,000,000
------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $140,000,000)
  1.55%(b)(d)                                  04/08/14    140,000       140,000,000
------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  1.66%(d)                                     07/09/07    332,900       332,900,000
------------------------------------------------------------------------------------
MetLife Global Funding, Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  1.61%(b)(d)                                  09/12/08     90,000        90,000,000
------------------------------------------------------------------------------------
MetLife Global Funding, Floating Rate Global
  MTN
  (Acquired 04/03/03; Cost $149,342,050)
  1.68%(b)(d)                                  04/28/08    149,300       149,339,120
------------------------------------------------------------------------------------
Royal Bank of Canada (Canada), Floating Rate
  Yankee MTN
  1.55%(d)                                     11/07/08    100,000       100,000,000
====================================================================================
      Total Medium-Term Notes (Cost
         $942,239,120)                                                   942,239,120
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES-4.22%(h)

INSURED-1.60%(C)(I)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  1.60%                                        12/01/36   $  8,100   $     8,100,000
------------------------------------------------------------------------------------
Baptist Health System of South Florida;
  Taxable Series 1995 A RB
  1.57%                                        05/15/17        200           200,000
------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Taxable Series 1998 F-2 RB
  1.63%                                        11/15/16      4,831         4,830,771
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Agency;
  Taxable Housing Series 1993 A RB
  1.57%                                        01/01/34     30,400        30,400,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing);
  Taxable Series 2002 A RB
  1.57%                                        01/01/47     39,670        39,670,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan
  Taxable Series 1999 B-II RB
  1.57%                                        09/01/34      2,000         2,000,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-III RB
  1.57%                                        09/01/34      4,650         4,650,000
------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan RB
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1
  1.57%(b)                                     09/01/36     25,000        25,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $60,000,000)
  Series 2002 Tranche 1
  1.57%(b)                                     08/01/37     60,000        60,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $40,000,000)
  Series 2002 Tranche 2
  1.57%(b)                                     08/01/37     40,000        40,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 3
  1.57%(b)                                     08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 4
  1.57%(b)                                     08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  1.57%                                        09/01/30      4,200         4,200,000
====================================================================================
                                                                         319,050,771
====================================================================================

LETTER OF CREDIT-2.62%(j)

Advocare of South Carolina Inc.; Series 1997
  Bonds (LOC-Wachovia Bank N.A.)
  (Acquired 03/28/02; Cost $9,850,000)
  1.62%(b)(i)                                  06/01/17      9,850         9,850,000
------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project);
  Taxable Series 1999 B RB (LOC-Wachovia Bank
  N.A.)
  1.64%(i)                                     01/01/15      7,575         7,575,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  (Acquired 05/17/04; Cost $1,000,000)
  1.65%(b)(i)                                  07/01/08   $  1,000   $     1,000,000
------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Taxable Series 1997 A RB (LOC-ABN
  AMRO Bank N.V.)
  1.62%(e)                                     02/15/27     10,100        10,100,000
------------------------------------------------------------------------------------
Brooks (County of), Georgia Development
  Authority (Langboard Inc. Project); Taxable
  Series 2003 IDR (LOC-Bank of America N.A.)
  1.63%(i)                                     05/01/18      9,999         9,999,000
------------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank N.A.)
  1.62%(i)                                     09/01/19     17,900        17,900,000
------------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999-F Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     12/02/19      5,588         5,588,000
------------------------------------------------------------------------------------
  Series 2000-B Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  (Acquired 12/30/03; Cost $19,000)
  1.64%(b)(i)                                  07/01/20         19            19,000
------------------------------------------------------------------------------------
  Series 2000-C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     09/01/20      4,000         4,000,000
------------------------------------------------------------------------------------
Carlton Arms of Ocala; Floating Rate Series
  2002 Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 07/31/03; Cost $18,500,000)
  1.63%(b)(i)                                  09/01/34     18,500        18,500,000
------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000 Floating
  Rate Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     07/01/20        449           449,000
------------------------------------------------------------------------------------
Corp. Finance Managers Inc.; Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  1.65%(i)                                     02/02/43      1,000         1,000,000
------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  (Acquired 06/25/02; Cost $10,035,000)
  1.64%(b)(i)                                  08/31/16     10,035        10,035,000
------------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004 Floating
  Rate Notes
  (LOC-ABN AMRO Bank N.V.)
  1.63%(i)                                     12/01/15      8,000         8,000,000
------------------------------------------------------------------------------------
Fayette (County of), Ohio (Fayette County
  Memorial Hospital);
  Taxable Series 2003 RB (LOC-National City
  Bank)
  1.63%(i)                                     08/01/23        300           300,000
------------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  1.68%(i)                                     10/15/27        800           800,000
------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Floating Rate Bonds (LOC-Wachovia Bank
  N.A.)
  1.60%(i)                                     11/01/18     25,000        25,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Illinois (State of) Finance Authority
  (Fairview); Taxable Refunding Series 2004 C
  RB (LOC-ABN AMRO Bank N.V.)
  1.70%(i)                                     08/15/34   $ 14,100   $    14,100,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 B RB (LOC-JPMorgan Chase Bank)
  1.57%(i)                                     09/01/31      7,800         7,800,000
------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     02/01/09      2,300         2,300,000
------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating Rate
  Notes
  (LOC-ABN AMRO Bank N.V.)
  1.70%(i)                                     12/01/39      2,000         2,000,000
------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     02/01/09      5,815         5,815,000
------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating Rate
  Notes
  (LOC-Federal Home Loan Bank)
  1.58%(i)                                     09/01/33      7,638         7,638,388
------------------------------------------------------------------------------------
Lehigh (County of), Pennsylvania Industrial
  Development Authority (Bouras Industries);
  Taxable Series 2002 C IDR (LOC-Wachovia
  Bank N.A.)
  1.68%(i)                                     11/01/13        774           774,000
------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     02/01/18     55,200        55,200,000
------------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  1.63%(i)                                     12/01/53      4,660         4,660,000
------------------------------------------------------------------------------------
Mesivta of Greater Los Angeles, California;
  Series 2004 Floating Rate Bonds (LOC-Bank
  of America N.A.)
  1.70%(i)                                     06/01/29      5,000         5,000,000
------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project);
  IDR (LOC-Wachovia Bank N.A.)
  (Acquired 05/04/04; Cost $5,000,000)
  Taxable Incremental Series 2004
  1.63%(b)(i)                                  03/01/19      5,000         5,000,000
------------------------------------------------------------------------------------
  (Acquired 05/04/04; Cost $40,000,000)
  Taxable Series 2002
  1.63%(b)(i)                                  05/01/17     40,000        40,000,000
------------------------------------------------------------------------------------
New York (State of), Anti-Defamation League
  Foundation;
  Taxable Series 2004 A RB (LOC-Bank of New
  York)
  1.61%(i)                                     01/01/34      6,000         6,000,000
------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Refunding Series
  2003 F RB (LOC-State Street Bank & Trust
  Co.)
  1.58%(i)                                     09/15/07      8,000         8,000,000
------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Taxable Series 2001 C RB (LOC-Bank of
  America N.A.)
  1.55%(i)                                     02/15/21      7,500         7,500,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Porterfield Family Partners, L.P.; Series
  2004 Floating Rate Notes (LOC-Wachovia Bank
  N.A.)
  1.65%(i)                                     07/01/14   $  3,200   $     3,200,000
------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating Rate
  Bonds (LOC-ABN AMRO Bank N.V.)
  1.70%(i)                                     01/01/15      3,409         3,409,000
------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.58%(i)                                     12/01/22      4,999         4,999,000
------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
  Series 2002 Floating Rate Bonds
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     05/01/14     13,272        13,272,000
------------------------------------------------------------------------------------
S&L Capital LLC; Floating Rate Notes
  (LOC-Comerica Bank)
  1.68%(i)                                     11/04/42        774           774,000
------------------------------------------------------------------------------------
San Jose (City of), California Redevelopment
  Agency (Merged Area);
  RB (LOC-Bank of New York)
  Taxable Series 2002 G
  1.60%(i)                                     08/01/29        976           975,657
------------------------------------------------------------------------------------
  Taxable Series 2002 H
  1.60%(i)                                     08/01/29     10,827        10,827,119
------------------------------------------------------------------------------------
Savannah College of Art & Design; Series 2004
  RB
  (LOC-Bank of America N.A.)
  1.63%(i)                                     04/01/24     12,000        12,000,000
------------------------------------------------------------------------------------
Sebastian Commons L.P.; Series 2003 Floating
  Rate Notes
  (LOC-Bank of America N.A.)
  1.60%(i)                                     09/01/28      3,974         3,974,000
------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Notes
  (LOC-Federal Home Loan Bank)
  Series 2004 A
  1.58%(i)                                     07/01/54     10,000        10,000,000
------------------------------------------------------------------------------------
  Series 2003 D
  1.58%(i)                                     10/01/53      4,366         4,365,847
------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     11/01/52      9,870         9,870,000
------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Series 2000 Floating Rate
  Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     06/01/30     28,670        28,670,000
------------------------------------------------------------------------------------
Union (County of), Arkansas (Del-Tin Fiber
  LLC Project);
  Taxable Series 1998 IDR (LOC-JPMorgan Chase
  Bank)
  1.63%(i)                                     10/01/27     34,400        34,400,000
------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank N.A.)
  (Acquired 07/31/03; Cost $47,130,000)
  1.65%(b)(i)                                  07/01/26     47,130        47,130,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Wake Forest University; Series 1997 Floating
  Rate Bonds
  (LOC-Wachovia Bank N.A.)
  1.62%(i)                                     07/01/17   $  6,900   $     6,900,000
------------------------------------------------------------------------------------
West Michigan Heart Capital LLC; Series 2004
  A Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.63%(i)                                     05/01/44     10,000        10,000,000
------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Taxable
  Series 2003 RB
  (LOC-JPMorgan Chase Bank)
  1.60%(i)                                     11/01/23     14,800        14,800,000
====================================================================================
                                                                         521,469,011
====================================================================================
      Total Variable Rate Demand Notes (Cost
         $840,519,782)                                                   840,519,782
====================================================================================

MASTER NOTE AGREEMENTS-4.13%(k)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 05/26/04; Cost $800,000,000)
  1.70%(b)(l)                                  10/06/04    800,000       800,000,000
------------------------------------------------------------------------------------
  (Acquired 08/23/04; Cost $23,000,000)
  1.70%(b)(l)                                  02/23/05     23,000        23,000,000
====================================================================================
      Total Master Note Agreements (Cost
         $823,000,000)                                                   823,000,000
====================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-2.69%

FEDERAL HOME LOAN BANK (FHLB)-2.11%

Unsec. Bonds
  1.20%                                        02/28/05     75,000        74,965,385
------------------------------------------------------------------------------------
  1.31%                                        04/11/05    195,000       195,000,000
------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds
  1.53%(f)                                     01/05/05    150,000       149,997,403
====================================================================================
                                                                         419,962,788
====================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.58%

Unsec. Notes
  1.66%                                        05/20/05    115,000       115,000,000
====================================================================================
      Total U.S. Government Agency Securities
         (Cost $534,962,788)                                             534,962,788
====================================================================================

FUNDING AGREEMENTS-2.34%

New York Life Insurance Co.
  (Acquired 04/07/04; Cost $250,000,000)
  1.57%(b)(d)(g)                               04/06/05    250,000       250,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
FUNDING AGREEMENTS-(CONTINUED)

Travelers Insurance Co. (The)
  (Acquired 11/25/03; Cost $115,000,000)
  1.87%(b)(f)(g)                               11/24/04   $115,000   $   115,000,000
------------------------------------------------------------------------------------
  (Acquired 08/27/04; Cost $100,000,000)
  1.88%(b)(f)(g)                               08/26/05    100,000       100,000,000
====================================================================================
      Total Funding Agreements (Cost
         $465,000,000)                                                   465,000,000
====================================================================================

PUTTABLE RESET NOTES-0.89%

Merck & Co. Inc.; PURS Notes
  (Acquired 02/23/04; Cost $103,170,600)
  4.48%(b)                                     02/22/05    100,000       101,511,464
------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.01%                                        06/01/05     75,000        76,632,952
====================================================================================
      Total Puttable Reset Notes (Cost
         $178,144,416)                                                   178,144,416
====================================================================================
      Total Investments (excluding Repurchase
         Agreements) (Cost $15,504,106,081)                           15,504,106,081
====================================================================================

REPURCHASE AGREEMENTS-22.16%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.58%(m)                                     09/01/04     10,000        10,000,000
------------------------------------------------------------------------------------
Banc of America Securities LLC
  1.60%(n)                                     09/01/04    163,500       163,500,000
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.58%(o)                                     09/01/04    148,000       148,000,000
------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.49%(p)                                     09/01/04    250,000       250,000,000
------------------------------------------------------------------------------------
  1.55%(q)                                     09/01/04    181,287       181,286,646
------------------------------------------------------------------------------------
  1.58%(r)                                     09/01/04    125,080       125,080,099
------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.55%(s)                                     09/01/04    200,000       200,000,000
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.62%(t)                                     09/01/04    760,000       760,000,000
------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.58%(u)                                     09/01/04     23,000        23,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.32%(v)                                     04/15/05    400,000       400,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.57%(w)                                     09/01/04    498,000       498,000,000
------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  1.58%(x)                                     09/01/04     67,686        67,686,291
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.60%(y)                                     09/01/04   $287,500   $   287,500,000
------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.60%(z)                                     09/01/04    148,000       148,000,000
------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.60%(aa)                                    09/01/04     59,000        59,000,000
------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.59%(ab)                                    09/01/04    200,000       200,000,000
------------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.60%(ac)                                    09/01/04    405,000       405,000,000
------------------------------------------------------------------------------------
  1.63%(ad)                                    09/01/04    425,000       425,000,000
------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.60%(ae)                                    09/01/04     62,000        62,000,000
====================================================================================
      Total Repurchase Agreements (Cost
         $4,413,053,036)                                               4,413,053,036
____________________________________________________________________________________
====================================================================================
TOTAL INVESTMENTS-100.03% (Cost
  $19,917,159,117)(af)                                                19,917,159,117
____________________________________________________________________________________
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.03%)                                     (5,029,843)
____________________________________________________________________________________
====================================================================================
NET ASSETS-100.00%                                                   $19,912,129,274
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2004 was $8,812,103,075, which represented 44.25% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(d) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2004.
(e) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(f) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2004.
(g) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at August 31, 2004 was $1,436,000,000, which represented 7.21% of the Fund's net assets.
(h) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(i) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2004.

(j) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(m) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $175,007,681. Collateralized by $167,623,000 U.S. Government obligations, 2.13% to 7.25% due 02/15/05 to 05/15/30 with an aggregate market value at 08/31/04 of $178,500,291. The amount to be received upon repurchase by the Fund is $10,000,439.
(n) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,111. Collateralized by $265,733,660 U.S. Government obligations, 5.50% due 04/01/34 to 08/01/34 with an aggregate market value at 08/31/04 of $255,000,001. The amount to be received upon repurchase by the Fund is $163,507,267.
(o) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,013,167. Collateralized by $300,389,000 U.S. Government obligations, 0% to 7.25% due 09/09/04 to 03/15/11 with an aggregate market value at 08/31/04 of $306,000,390. The amount to be received upon repurchase by the Fund is $148,006,496.
(p) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,347. Collateralized by $256,403,000 U.S. Treasury obligations, 0% due 12/30/04 to 01/06/05 with a market value at 08/31/04 of $255,000,858.
(q) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,764. Collateralized by a $255,162,000 U.S. Treasury obligation, 1.88% due 12/31/05 with a market value at 08/31/04 of $255,000,984. The amount to be received upon repurchase by the Fund is $181,294,451.
(r) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at 08/31/04 of $603,437,546. The amount to be received upon repurchase by the Fund is $125,085,589.
(s) Repurchase agreement entered into 08/31/04 with a maturing value of $200,008,611. Collateralized by $257,357,000 U.S. Government obligations, 0% to 9.38% due 12/07/04 to 05/15/30 with a market value at 08/31/04 of
     $205,709,596.
(t) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $795,035,830. Collateralized by $820,517,739 corporate obligations, 0% to 13.44% due 05/01/05 to 02/01/34 with an aggregate market value at 08/31/04 of $834,095,132. The amount to be received upon repurchase by the Fund is $760,034,253.
(u) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $175,007,681. Collateralized by $169,084,000 U.S. Government obligations, 4.75% to 6.38% due 06/15/09 to 07/28/16 with an aggregate market value at 08/31/04 of $178,500,861. The amount to be received upon repurchase by the Fund is $23,001,009.
(v) Term repurchase agreement entered into 03/23/04; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $844,035,000 U.S. Government obligations, 0% to 7.25% due 11/18/04 to 05/15/30 with an aggregate market value at 08/31/04 of $408,001,581.
(w) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,021,806. Collateralized by $500,662,000 U.S. Government obligations, 0% to 7.13% due 09/03/04 to 05/01/30 with an aggregate market value at 08/31/04 of $510,004,859. The amount to be received upon repurchase by the Fund is $498,021,718.
(x) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $250,256,000 U.S. Government obligations, 1.50% to 7.54% due 08/15/05 to 09/15/29 with an aggregate market value at 08/31/04 of $255,000,041. The amount to be received upon repurchase by the Fund is $67,689,262.
(y) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,022,222. Collateralized by $542,389,895 U.S. Government obligations, 0% to 9.38% due 10/15/04 to 09/01/34 with an aggregate market value at 08/31/04 of $510,001,643. The amount to be received upon repurchase by the Fund is $287,512,778.
(z) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,111. Collateralized by $276,758,369 U.S. Government obligations, 4.48% to 6.50% due 07/01/14 to 09/01/34 with an aggregate market value at 08/31/04 of $256,694,508. The amount to be received upon repurchase by the Fund is $148,006,578.
(aa) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,111. Collateralized by $331,039,330 U.S. Government obligations, 0% to 5.77% due 10/15/06 to 06/01/34 with an aggregate market value at 08/31/04 of $255,000,000. The amount to be received upon repurchase by the Fund is $59,002,622.

(ab) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,042. Collateralized by $251,223,337 U.S. Government obligations, 3.19% to 5.31% due 02/01/23 to 04/01/37 with an aggregate market value at 08/31/04 of $255,000,217. The amount to be received upon repurchase by the Fund is $200,008,833.
(ac) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,022,222. Collateralized by $535,536,990 U.S. Government obligations, 0% to 5.25% due 01/15/06 to 08/20/34 with an aggregate market value at 08/31/04 of $510,002,099. The amount to be received upon repurchase by the Fund is $405,018,000.
(ad) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,022,639. Collateralized by $510,821,311 corporate obligations, 0% to 6.62% due 11/15/16 to 07/15/41 with an aggregate market value at 08/31/04 of $525,000,001. The amount to be received upon repurchase by the Fund is $425,019,243.
(ae) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $200,008,889. Collateralized by $197,411,677 U.S. Government obligations, 3.77% to 6.32% due 04/01/11 to 05/01/36 with an aggregate market value at 08/31/04 of $204,000,000. The amount to be received upon repurchase by the Fund is $62,002,756.
(af) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost
  $15,504,106,081)            $15,504,106,081
---------------------------------------------
Repurchase agreements (cost
  $4,413,053,036)               4,413,053,036
=============================================
    Total investments (cost
      $19,917,159,117)         19,917,159,117
=============================================
Receivables for:
  Interest                         18,658,707
---------------------------------------------
  Amount due from advisor             215,439
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    805,579
---------------------------------------------
Other assets                          501,689
=============================================
    Total assets               19,937,340,531
_____________________________________________
=============================================

LIABILITIES:

Payables for:
  Amount due custodian                 63,746
---------------------------------------------
  Dividends                        21,869,579
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                1,604,916
---------------------------------------------
Accrued distribution fees             808,867
---------------------------------------------
Accrued trustees' fees                 27,000
---------------------------------------------
Accrued transfer agent fees           551,851
---------------------------------------------
Accrued operating expenses            285,298
=============================================
    Total liabilities              25,211,257
=============================================
Net assets applicable to
  shares outstanding          $19,912,129,274
_____________________________________________
=============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                  $19,910,617,213
---------------------------------------------
  Undistributed net
    investment income               2,683,741
---------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities          (1,171,680)
=============================================
                              $19,912,129,274
_____________________________________________
=============================================

NET ASSETS:

Institutional Class           $13,426,785,531
_____________________________________________
=============================================
Private Investment Class      $ 1,078,780,144
_____________________________________________
=============================================
Personal Investment Class     $    48,166,276
_____________________________________________
=============================================
Cash Management Class         $ 4,341,262,310
_____________________________________________
=============================================
Reserve Class                 $    64,941,524
_____________________________________________
=============================================
Resource Class                $   952,193,489
_____________________________________________
=============================================

SHARES OUTSTANDING, $0.01
  PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class            13,425,531,866
_____________________________________________
=============================================
Private Investment Class        1,078,750,839
_____________________________________________
=============================================
Personal Investment Class          48,167,597
_____________________________________________
=============================================
Cash Management Class           4,341,058,999
_____________________________________________
=============================================
Reserve Class                      64,944,762
_____________________________________________
=============================================
Resource Class                    952,162,648
_____________________________________________
=============================================
Net asset value, offering
  and redemption price per
  share for each class        $          1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $264,686,700
--------------------------------------------------------------------------
Interest from affiliates                                            39,135
==========================================================================
    Total investment income                                    264,725,835
==========================================================================

EXPENSES:

Advisory fees                                                   34,315,824
--------------------------------------------------------------------------
Administrative services fees                                     1,186,316
--------------------------------------------------------------------------
Custodian fees                                                     954,204
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,950,036
--------------------------------------------------------------------------
  Personal Investment Class                                        342,968
--------------------------------------------------------------------------
  Cash Management Class                                          4,199,108
--------------------------------------------------------------------------
  Reserve Class                                                    656,410
--------------------------------------------------------------------------
  Resource Class                                                 2,156,349
--------------------------------------------------------------------------
Transfer agent fees                                              3,726,303
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                             380,419
--------------------------------------------------------------------------
Other                                                            1,094,616
==========================================================================
    Total expenses                                              53,962,553
==========================================================================
Less: Fees waived and expenses reimbursed                      (17,199,325)
==========================================================================
    Net expenses                                                36,763,228
==========================================================================
Net investment income                                          227,962,607
==========================================================================
Net realized gain (loss) from investment securities             (1,166,396)
==========================================================================
Net increase in net assets resulting from operations          $226,796,211
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                  2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $   227,962,607    $   437,437,928
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (1,166,396)           222,356
===============================================================================================
    Net increase in net assets resulting from operations         226,796,211        437,660,284
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (170,818,620)      (339,841,789)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (7,433,486)        (9,944,836)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (227,234)          (251,405)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (40,300,094)       (72,636,877)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (115,498)          (240,042)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (9,067,675)       (14,522,979)
===============================================================================================
    Decrease in net assets resulting from distributions         (227,962,607)      (437,437,928)
===============================================================================================
Share transactions-net:
  Institutional Class                                         (7,813,073,189)    (7,882,172,341)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       100,451,125        169,919,767
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          902,889         16,988,324
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (132,118,699)    (1,286,520,760)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    7,863,084          5,802,855
-----------------------------------------------------------------------------------------------
  Resource Class                                                (287,130,729)      (306,784,517)
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                      (8,123,105,519)    (9,282,766,672)
===============================================================================================
    Net increase (decrease) in net assets                     (8,124,271,915)    (9,282,544,316)
===============================================================================================

NET ASSETS:

  Beginning of year                                           28,036,401,189     37,318,945,505
===============================================================================================
  End of year (including undistributed net investment
    income of $2,683,741
    and $(502) for 2004 and 2003, respectively).             $19,912,129,274    $28,036,401,189
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the

     Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $14,199,446.

    For the year ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $3,251 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $1,186,316 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $3,420,245 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,970,021, $251,510, $3,359,286, $571,077 and $2,156,349, respectively, after FMC waived
Plan fees of $1,980,015, $91,458, $839,822, $85,333 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $68,308 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds and INVESCO Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                       TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------------------------------
                                                                                       AVERAGE
                          ADVANCES     INCREASES IN   DECREASES IN     ADVANCES      ADVANCES FOR
                         OUTSTANDING   ADVANCES TO     ADVANCES TO    OUTSTANDING   NUMBER OF DAYS   INTEREST
                          08/31/03      AFFILIATES     AFFILIATES      08/31/04      OUTSTANDING      INCOME
-------------------------------------------------------------------------------------------------------------
AIM High Yield Fund        $   --      $222,599,000   $(222,599,000)    $   --       $13,912,438     $ 8,775
-------------------------------------------------------------------------------------------------------------
INVESCO Core Equity
  Fund(a)                      --       49,445,000     (49,445,000)         --         6,180,625       3,362
-------------------------------------------------------------------------------------------------------------
INVESCO Dynamics
  Fund(b)                      --      489,199,000    (489,199,000)         --         8,894,527      25,167
-------------------------------------------------------------------------------------------------------------
INVESCO Gold & Precious
  Metals Fund(c)               --        4,024,000      (4,024,000)         --         2,012,000         132
-------------------------------------------------------------------------------------------------------------
INVESCO Small Company
  Growth Fund(d)               --        5,567,405      (5,567,405)         --         1,391,851         337
-------------------------------------------------------------------------------------------------------------
INVESCO Total Return
  Fund(e)                      --       17,775,000     (17,775,000)         --        17,775,000         709
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Dynamics
  Fund(f)                      --        9,830,000      (9,830,000)         --         2,457,500         653
=============================================================================================================
                           $   --      $798,439,405   $(798,439,405)    $   --       $52,623,941     $39,135
_____________________________________________________________________________________________________________
=============================================================================================================

(a)Effective October 15, 2004, Fund was renamed AIM Core Stock Fund.
(b)Effective October 15, 2004, Fund was renamed AIM Dynamics Fund.
(c)Effective October 15, 2004, Fund was renamed AIM Gold & Precious Metals Fund.
(d)Effective October 15, 2004, Fund was renamed AIM Small Company Growth Fund.
(e)Effective October 15, 2004, Fund was renamed AIM Total Return Fund.
(f)Effective October 15, 2004, Fund was renamed AIM V.I. Dynamics Fund.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                  2004            2003
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $227,962,607    $437,437,928
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
-----------------------------------------------------------------------------
Undistributed ordinary income                                 $     3,937,792
-----------------------------------------------------------------------------
Temporary book/tax differences                                     (1,254,051)
-----------------------------------------------------------------------------
Post-October capital loss deferral                                 (1,171,680)
-----------------------------------------------------------------------------
Shares of beneficial interest                                  19,910,617,213
=============================================================================
Total net assets                                              $19,912,129,274
_____________________________________________________________________________
=============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                   CHANGES IN SHARES OUTSTANDING()(A)()
-----------------------------------------------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                             ------------------------------------------------------------------------------
                                             2004                                     2003
                             -------------------------------------    -------------------------------------
                                  SHARES              AMOUNT               SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         220,538,317,502    $ 220,538,317,502     419,054,374,755    $ 419,054,374,755
-----------------------------------------------------------------------------------------------------------
  Private Investment Class     10,308,011,876       10,308,011,876       9,405,817,790        9,405,817,790
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class       336,308,705          336,308,705         133,770,375          133,770,375
-----------------------------------------------------------------------------------------------------------
  Cash Management Class        55,620,771,261       55,620,771,261      66,799,786,336       66,799,786,336
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   250,536,437          250,536,437         102,414,453          102,414,453
-----------------------------------------------------------------------------------------------------------
  Resource Class                7,934,774,147        7,934,774,147       8,435,843,716        8,435,843,716
===========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class              59,472,467           59,472,467          93,354,431           93,354,431
-----------------------------------------------------------------------------------------------------------
  Private Investment Class          2,478,586            2,478,586           4,021,536            4,021,536
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class           149,496              149,496             178,509              178,509
-----------------------------------------------------------------------------------------------------------
  Cash Management Class            21,658,334           21,658,334          44,707,654           44,707,654
-----------------------------------------------------------------------------------------------------------
  Reserve Class                        81,409               81,409             257,929              257,929
-----------------------------------------------------------------------------------------------------------
  Resource Class                    7,076,048            7,076,048          12,586,231           12,586,231
===========================================================================================================
Reacquired:
  Institutional Class        (228,410,863,158)    (228,410,863,158)   (427,029,901,527)    (427,029,901,527)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class    (10,210,039,337)     (10,210,039,337)     (9,239,919,559)      (9,239,919,559)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (335,555,312)        (335,555,312)       (116,960,560)        (116,960,560)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class       (55,774,548,294)     (55,774,548,294)    (68,131,014,750)     (68,131,014,750)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                  (242,754,762)        (242,754,762)        (96,869,527)         (96,869,527)
-----------------------------------------------------------------------------------------------------------
  Resource Class               (8,228,980,924)      (8,228,980,924)     (8,755,214,464)      (8,755,214,464)
===========================================================================================================
                               (8,123,105,519)   $  (8,123,105,519)     (9,282,766,672)   $  (9,282,766,672)
___________________________________________________________________________________________________________
===========================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 20.42% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. There is also one shareholder that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 5.58% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. 12.36% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications on August 31, 2004, undistributed net investment income was increased by $2,684,243 and undistributed net realized gain (loss) was decreased by $2,684,243. This reclassification had no effect on the net assets of the Fund.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         CASH MANAGEMENT CLASS
                                 ---------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                 ---------------------------------------------------------------------
                                    2004             2003          2002          2001          2000
------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------
Net investment income                  0.01             0.01          0.02          0.05          0.06
------------------------------------------------------------------------------------------------------
Net gains (losses) on
  securities (both realized and
  unrealized)                         (0.00)            0.00          0.00          0.00          0.00
______________________________________________________________________________________________________
======================================================================================================
  Total from investment
    operations                         0.01             0.01          0.02          0.05          0.06
______________________________________________________________________________________________________
======================================================================================================
Less dividends from net
  investment income                   (0.01)           (0.01)        (0.02)        (0.05)        (0.06)
======================================================================================================
Net asset value, end of period   $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                        0.97%            1.24%         2.08%         5.45%         6.04%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $4,341,262       $4,473,591    $5,760,074    $5,499,916    $3,528,435
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements             0.20%(b)         0.19%         0.19%         0.18%         0.17%
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements             0.28%(b)         0.27%         0.29%         0.29%         0.29%
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income
  to average net assets                0.96%(b)         1.26%         2.04%         5.11%         5.96%
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $4,199,108,303.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       INSTITUTIONAL CLASS
                            --------------------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                            --------------------------------------------------------------------------
                               2004              2003           2002           2001           2000
------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                 $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
------------------------------------------------------------------------------------------------------
Net investment income              0.01              0.01           0.02           0.05           0.06
------------------------------------------------------------------------------------------------------
Net gains (losses) on
  securities (both
  realized and unrealized)        (0.00)             0.00           0.00           0.00           0.00
______________________________________________________________________________________________________
======================================================================================================
  Total from investment
    operations                     0.01              0.01           0.02           0.05           0.06
______________________________________________________________________________________________________
======================================================================================================
Less dividends from net
  investment income               (0.01)            (0.01)         (0.02)         (0.05)         (0.06)
======================================================================================================
Net asset value, end of
  period                    $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                    1.05%             1.32%          2.16%          5.54%          6.12%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)            $13,426,786       $21,240,699    $29,122,702    $26,772,308    $17,353,163
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers and/or
    expense reimbursements         0.12%(b)          0.11%          0.11%          0.10%          0.09%
------------------------------------------------------------------------------------------------------
  Without fee waivers
    and/or expense
    reimbursements                 0.18%(b)          0.17%          0.19%          0.19%          0.19%
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment
  income to average net
  assets                           1.04%(b)          1.34%          2.12%          5.19%          6.04%
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $16,498,555,850.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        PERSONAL INVESTMENT CLASS
                                          ------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                          ------------------------------------------------------
                                           2004          2003       2002       2001       2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
------------------------------------------------------------------------------------------------
Net investment income                       0.005          0.01       0.02       0.05       0.05
------------------------------------------------------------------------------------------------
Net gains (losses) on securities (both
  realized and unrealized)                 (0.000)         0.00       0.00       0.00       0.00
________________________________________________________________________________________________
================================================================================================
  Total from investment operations          0.005          0.01       0.02       0.05       0.05
________________________________________________________________________________________________
================================================================================================
Less dividends from net investment
  income                                   (0.005)        (0.01)     (0.02)     (0.05)     (0.05)
================================================================================================
Net asset value, end of period            $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                              0.50%         0.77%      1.65%      5.01%      5.60%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $48,166       $47,266    $30,277    $11,930    $14,179
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                           0.67%(b)      0.66%      0.61%      0.60%      0.59%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                           0.93%(b)      0.92%      0.94%      0.94%      0.94%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                         0.49%(b)      0.79%      1.62%      4.69%      5.54%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $45,729,061.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                      PRIVATE INVESTMENT CLASS
                                   ---------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                   ---------------------------------------------------------------
                                      2004            2003        2002         2001         2000
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $     1.00       $   1.00    $   1.00    $     1.00    $   1.00
--------------------------------------------------------------------------------------------------
Net investment income                    0.01           0.01        0.02          0.05        0.06
--------------------------------------------------------------------------------------------------
Net gains (losses) on securities
  (both realized and unrealized)        (0.00)          0.00        0.00          0.00        0.00
__________________________________________________________________________________________________
==================================================================================================
  Total from investment
    operations                           0.01           0.01        0.02          0.05        0.06
__________________________________________________________________________________________________
==================================================================================================
Less dividends from net
  investment income                     (0.01)         (0.01)      (0.02)        (0.05)      (0.06)
==================================================================================================
Net asset value, end of period     $     1.00       $   1.00    $   1.00    $     1.00    $   1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                          0.75%          1.02%       1.85%         5.22%       5.81%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $1,078,780       $978,383    $808,457    $1,289,479    $952,177
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                       0.42%(b)       0.41%       0.41%         0.40%       0.39%
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements               0.68%(b)       0.67%       0.69%         0.69%       0.69%
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to
  average net assets                     0.74%(b)       1.04%       1.82%         4.89%       5.74%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $990,007,259.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                          RESERVE CLASS
                                   -----------------------------------------------------------
                                                                                  JANUARY 14,
                                                                                     2000
                                                                                  (DATE SALES
                                             YEAR ENDED AUGUST 31,               COMMENCED) TO
                                   ------------------------------------------     AUGUST 31,
                                    2004          2003       2002       2001         2000
----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $  1.00       $  1.00    $  1.00    $ 1.00       $ 1.00
----------------------------------------------------------------------------------------------
Net investment income                0.002         0.005       0.01      0.05         0.03
----------------------------------------------------------------------------------------------
Net gains (losses) on securities
  (both realized and unrealized)    (0.000)        0.000       0.00      0.00         0.00
______________________________________________________________________________________________
==============================================================================================
  Total from investment
    operations                       0.002         0.005       0.01      0.05         0.03
______________________________________________________________________________________________
==============================================================================================
Less dividends from net
  investment income                 (0.002)       (0.005)     (0.01)    (0.05)       (0.03)
==============================================================================================
Net asset value, end of period     $  1.00       $  1.00    $  1.00    $ 1.00       $ 1.00
______________________________________________________________________________________________
==============================================================================================
Total return(a)                       0.17%         0.45%      1.34%     4.70%        3.48%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $64,942       $57,082    $51,279    $5,169       $2,495
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                    0.99%(b)      0.98%      0.91%     0.90%        0.89%(c)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements            1.18%(b)      1.17%      1.19%     1.19%        1.19%(c)
==============================================================================================
Ratio of net investment income to
  average net assets                  0.17%(b)      0.47%      1.32%     4.39%        5.24%(c)
______________________________________________________________________________________________
==============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $65,640,950.
(c)  Annualized.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                           RESOURCE CLASS
                                 -------------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                 -------------------------------------------------------------------
                                   2004            2003          2002          2001          2000
----------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $   1.00       $     1.00    $     1.00    $     1.00    $     1.00
----------------------------------------------------------------------------------------------------
Net investment income                0.01             0.01          0.02          0.05          0.06
----------------------------------------------------------------------------------------------------
Net gains (losses) on
  securities (both realized and
  unrealized)                       (0.00)            0.00          0.00          0.00          0.00
____________________________________________________________________________________________________
====================================================================================================
  Total from investment
    operations                       0.01             0.01          0.02          0.05          0.06
____________________________________________________________________________________________________
====================================================================================================
Less dividends from net
  investment income                 (0.01)           (0.01)        (0.02)        (0.05)        (0.06)
====================================================================================================
Net asset value, end of period   $   1.00       $     1.00    $     1.00    $     1.00    $     1.00
____________________________________________________________________________________________________
====================================================================================================
Total return(a)                      0.85%            1.12%         1.96%         5.33%         5.91%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                       $952,193       $1,239,380    $1,546,155    $1,269,405    $1,102,431
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements           0.32%(b)         0.31%         0.31%         0.30%         0.29%
----------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements           0.38%(b)         0.37%         0.39%         0.39%         0.39%
____________________________________________________________________________________________________
====================================================================================================
Ratio of net investment income
  to average net assets              0.84%(b)         1.14%         1.92%         4.99%         5.84%
____________________________________________________________________________________________________
====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,078,174,708.

NOTE 10--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing


  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing


  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Liquid Assets Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Liquid Assets Portfolio ("Fund"), a portfolio of Short-Term Investments Trust ("Trust"), (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                         WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR          AUTHORITY
------------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  21,829,977,162      10,479,118
      Frank S. Bayley..............................  21,830,154,550      10,301,730
      James T. Bunch...............................  21,830,155,266      10,301,014
      Bruce L. Crockett............................  21,830,154,531      10,301,749
      Albert R. Dowden.............................  21,830,154,371      10,301,909
      Edward K. Dunn, Jr. .........................  21,830,154,550      10,301,730
      Jack M. Fields...............................  21,830,155,247      10,301,033
      Carl Frischling..............................  21,830,155,266      10,301,014
      Robert H. Graham.............................  21,830,155,266      10,301,014
      Gerald J. Lewis..............................  21,830,155,266      10,301,014
      Prema Mathai-Davis...........................  21,830,155,266      10,301,014
      Lewis F. Pennock.............................  21,830,155,266      10,301,014
      Ruth H. Quigley..............................  21,830,155,087      10,301,193
      Louis S. Sklar...............................  21,830,155,266      10,301,014
      Larry Soll, Ph.D. ...........................  21,830,151,370      10,304,910
      Mark H. Williamson...........................  21,830,155,266      10,301,014

                                                               VOTES        WITHHELD/
      MATTER                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------                                  ---------       -------      -----------
(2)*  Approval of an Agreement and Plan
      of Reorganization which provides
      for the redomestication of Company
      as new series portfolio of
      Short-Term Investments Trust, an
      existing Delaware statutory trust
      and, in connection therewith, the
      sale of all of Company's assets and
      the dissolution of Company as a
      Maryland corporation...............
                                            20,735,454,099   63,566,040   1,041,436,141**

 * Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Company, Inc.

** Includes Broker Non-Votes

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

Trustees and Officers (continued)

As of May 31, 2004


(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid, 0.20% was derived from U.S. Treasury Obligations.

                         ANNUAL REPORT / AUGUST 31, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                             LIQUID ASSETS PORTFOLIO

                                 RESOURCE CLASS

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

LAP-AR-5

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--Registered Trademark--Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P
                    500--Registered Trademark--Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust Liquid Asset Portfolio's Resource Class were 1.27% and 1.18%, respectively. Seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 25- to 55-day range; at the close of the reporting period, the WAM stood at 31 days. The portfolio continued to maintain a relatively

========================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              45.9%

8-14                              7.4

15-60                            28.9

61-120                           10.9

121-180                           2.7

181-240                           2.6

241+                              1.6

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                                                                     (continued)
short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Resource Class stood at $952.2 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman


================================================================================
  The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

==========================================================================================
                                                                       HYPOTHETICAL
                                            ACTUAL                 (5% ANNUAL RETURN
                                                                     BEFORE EXPENSES)

                BEGINNING           ENDING        EXPENSES       ENDING         EXPENSES
              ACCOUNT VALUE     ACCOUNT VALUE    PAID DURING  ACCOUNT VALUE    PAID DURING
                (03/01/04)      (08/31/04)(1)     PERIOD(2)     (08/31/04)      PERIOD(2)

RESOURCE        $1,000.00         $1,004.50        $1.61         $1,023.53        $1.63

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31,
2004 was 0.45% for Resource class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.32% for Resource class shares) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
==========================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

COMMERCIAL PAPER-27.43%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-0.99%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 05/19/04; Cost $54,370,867)
  1.48%                                        11/03/04   $ 54,749   $    54,607,200
------------------------------------------------------------------------------------
  (Acquired 05/11/04; Cost $141,086,158)
  1.45%                                        11/08/04    142,117       141,726,093
====================================================================================
                                                                         196,333,293
====================================================================================
ASSET-BACKED SECURITIES-FULLY BACKED-10.15%

Aspen Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)(c)
  (Acquired 08/19/04; $71,846,400)
  1.60%                                        10/06/04     72,000        71,888,000
------------------------------------------------------------------------------------
Blue Spice LLC (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 08/20/04; Cost $241,668,729)
  1.54%                                        09/21/04    242,000       241,792,956
------------------------------------------------------------------------------------
  (Acquired 05/13/04; Cost $148,891,375)
  1.47%                                        11/10/04    150,000       149,571,250
------------------------------------------------------------------------------------
Govco, Inc. (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/10/04; Cost $224,064,646)
  1.62%                                        11/10/04    225,000       224,283,958
------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/10/04; Cost $29,960,475)
  1.53%                                        09/10/04     30,000        29,988,525
------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $76,925,442)
  1.60%                                        10/18/04     77,138        76,976,867
------------------------------------------------------------------------------------
Legacy Capital Co., LLC (Liberty Hampshire
  Co., LLC (The)-ABS Program Sponsor)(b)
  (Acquired 08/25/04; Cost $61,378,854)
  1.57%                                        09/28/04     61,470        61,397,619
------------------------------------------------------------------------------------
  (Acquired 08/24/04; Cost $240,012,959)
  1.60%                                        10/01/04    240,419       240,098,441
------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $124,650,000)
  1.60%                                        10/14/04    125,000       124,761,111
------------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)(c)
  (Acquired 08/12/04; Cost $117,823,328)
  1.54%                                        09/16/04    118,000       117,924,283
------------------------------------------------------------------------------------
  (Acquired 08/19/04; Cost $99,786,667)
  1.60%                                        10/06/04    100,000        99,844,445
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Racers Trust-Series 2004-G-MM, Floating Rate
  Notes(b)(d)
  (Acquired 4/13/04; Cost $279,000,000)
  1.61%                                        10/22/08   $279,000   $   279,000,000
------------------------------------------------------------------------------------
Steamboat Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 08/31/04; Cost $128,646,492)
  1.61%                                        09/02/04    128,658       128,652,246
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $54,690,184)
  1.55%                                        09/20/04     54,768        54,723,197
------------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/17/04; Cost $120,004,649)
  1.54%                                        09/17/04    120,164       120,081,754
====================================================================================
                                                                       2,020,984,652
====================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-4.38%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $24,968,125)
  1.53%                                        09/17/04     25,000        24,983,000
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $69,895,194)
  1.54%                                        09/22/04     70,000        69,937,117
------------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/03/04; Cost $24,953,125)
  1.50%                                        09/17/04     25,000        24,983,333
------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $114,734,222)
  1.60%                                        10/08/04    115,000       114,810,889
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $49,873,333)
  1.60%                                        10/14/04     50,000        49,904,445
------------------------------------------------------------------------------------
  (Acquired 08/10/04; Cost $74,719,875)
  1.62%                                        11/01/04     75,000        74,794,125
------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 08/20/04; Cost $199,463,333)
  1.61%                                        10/19/04    200,000       199,570,667
------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (JPMorgan
  Chase Bank-ABS Program Sponsor)(b)
  (Acquired 08/19/04; Cost $35,519,311)
  1.54%                                        09/20/04     35,568        35,539,091
------------------------------------------------------------------------------------
Receivables Capital Co. LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $192,831,826)
  1.53%                                        09/17/04    193,078       192,946,707
------------------------------------------------------------------------------------
Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $84,769,556)
  1.60%                                        10/18/04     85,000        84,822,445
====================================================================================
                                                                         872,291,819
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/SECURITY ARBITRAGE-4.88%

Galaxy Funding Inc. (U.S. Bank N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/17/04; Cost $149,580,000)
  1.60%                                        10/19/04   $150,000   $   149,680,000
------------------------------------------------------------------------------------
Grampian Funding LLC (HBOS Treasury Services
  PLC-ABS Program Sponsor)(b)
  (Acquired 05/25/04; Cost $51,615,778)
  1.52%                                        11/16/04     52,000        51,833,138
------------------------------------------------------------------------------------
Klio Funding Corp. (Bear Stearns Asset
  Management Inc.-ABS Program Sponsor)(b)
  (Acquired 08/17/04; Cost $199,810,513)
  1.55%                                        09/16/04    200,056       199,926,797
------------------------------------------------------------------------------------
  (Acquired 08/19/04; Cost $25,382,884)
  1.55%                                        09/21/04     25,419        25,397,111
------------------------------------------------------------------------------------
Scaldis Capital LLC (Fortis Bank
  S.A./N.V.-ABS Program Sponsor)(b)
  (Acquired 08/25/04; Cost $225,674,748)
  1.57%                                        09/27/04    226,000       225,743,741
------------------------------------------------------------------------------------
  (Acquired 05/11/04; Cost $64,453,567)
  1.45%                                        11/05/04     64,919        64,749,038
------------------------------------------------------------------------------------
  (Acquired 05/11/04; Cost $139,616,868)
  1.45%                                        11/08/04    140,374       139,963,383
------------------------------------------------------------------------------------
  (Acquired 05/19/04; Cost $42,629,857)
  1.48%                                        11/09/04     42,937        42,815,202
------------------------------------------------------------------------------------
  (Acquired 05/25/04; Cost $70,718,487)
  1.52%                                        11/19/04     71,254        71,016,328
====================================================================================
                                                                         971,124,738
====================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-3.81%

Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $199,770,500)
  1.53%                                        09/14/04    200,000       199,889,500
------------------------------------------------------------------------------------
  (Acquired 08/18/04; Cost $24,964,938)
  1.53%                                        09/20/04     25,000        24,979,813
------------------------------------------------------------------------------------
CAFCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/18/04; Cost $49,927,750)
  1.53%                                        09/21/04     50,000        49,957,500
------------------------------------------------------------------------------------
Ciesco, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/17/04; Cost $49,843,472)
  1.61%                                        10/26/04     50,000        49,877,014
------------------------------------------------------------------------------------
FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  1.61%                                        10/19/04    200,000       199,570,667
------------------------------------------------------------------------------------
  1.64%                                        11/15/04    135,000       134,538,750
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust-Series A-1+ (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  1.53%                                        09/24/04   $100,000   $    99,902,250
====================================================================================
                                                                         758,715,494
====================================================================================

CONSUMER FINANCE-0.50%

Household Finance Corp.
  1.60%                                        10/18/04    100,000        99,791,111
====================================================================================

DIVERSIFIED BANKS-0.75%

Bank of America Corp.
  1.60%                                        11/10/04    150,000       149,533,333
====================================================================================

INVESTMENT BANKING & BROKERAGE-1.60%

Morgan Stanley, Floating Rate(e)
  1.64%                                        12/13/04    319,000       319,000,000
====================================================================================

REGIONAL BANKS-0.37%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.49%                                        11/08/04     25,000        24,929,639
------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  1.61%                                        10/27/04     50,000        49,874,778
====================================================================================
                                                                          74,804,417
====================================================================================
      Total Commercial Paper (Cost
         $5,462,578,857)                                               5,462,578,857
====================================================================================

CERTIFICATES OF DEPOSIT-11.06%

Alliance & Leicester PLC (United Kingdom)
  1.26%                                        10/25/04    100,000       100,000,000
------------------------------------------------------------------------------------
  1.75%                                        12/24/04    100,000       100,000,000
------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, S.A. (Spain)
  1.50%                                        11/10/04     75,000        75,000,000
------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.92%                                        01/31/05    100,000       100,000,000
------------------------------------------------------------------------------------
CALYON (France)
  1.76%                                        12/03/04    110,000       110,002,828
------------------------------------------------------------------------------------
Credit Suisse First Boston Bank (Switzerland)
  1.65%                                        10/26/04    222,000       222,000,000
------------------------------------------------------------------------------------
  1.66%                                        10/29/04    200,000       200,000,000
------------------------------------------------------------------------------------
Danske Bank A/S (Denmark)
  1.49%(f)                                     12/23/04    100,000        99,990,678
------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.71%                                        05/20/05     80,000        79,822,272
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

Deutsche Bank-New York Branch (Germany)
  1.46%                                        03/09/05   $100,000   $   100,000,000
------------------------------------------------------------------------------------
HSBC Bank USA (United Kingdom)
  1.26%                                        01/13/05    225,000       225,000,000
------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  1.60%                                        11/09/04     80,000        80,000,000
------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.43%(d)                                     10/01/04    200,000       199,994,205
------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.28%                                        12/31/04    100,000       100,000,000
------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
  1.61%                                        11/12/04    160,000       159,980,832
------------------------------------------------------------------------------------
  1.66%                                        11/15/04    100,000       100,000,000
------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  1.52%                                        09/16/04    150,000       150,000,000
====================================================================================
      Total Certificates of Deposit (Cost
         $2,201,790,815)                                               2,201,790,815
====================================================================================

ASSET-BACKED SECURITIES-9.29%

CONSUMER RECEIVABLES-0.36%

Daimler Chrysler Auto Trust-Series 2004-A,
  Class A-1, Notes(b)
  (Acquired 02/24/04; Cost $27,810,743)
  1.07%                                        03/08/05     27,811        27,810,743
------------------------------------------------------------------------------------
GS Auto Loan Trust-Series 2004-1, Class A-1,
  Notes
  1.11%                                        02/15/05      9,508         9,507,889
------------------------------------------------------------------------------------
USAA Auto Owner Trust-Series 2004-1, Class
  A-1, Notes
  1.08%                                        03/15/05     35,146        35,146,114
====================================================================================
                                                                          72,464,746
====================================================================================

STRUCTURED-5.21%

Granite Mortgages PLC (United Kingdom)-Series
  2004-1, Class 1A-1,
  Floating Rate Bonds,
  1.56%(d)                                     12/20/04     97,418        97,417,723
------------------------------------------------------------------------------------
Holmes Financing (No. 8) PLC (United
  Kingdom)-Series 8, Class 1A,
  Floating Rate Bonds,
  1.55%(d)                                     04/15/05    182,000       182,000,000
------------------------------------------------------------------------------------
Paragon Mortgages PLC (United Kingdom)-Series
  6A, Class A-1,
  Floating Rate Bonds
  (Acquired 10/06/03; Cost $104,634,624)
  1.62%(b)(d)                                  09/15/04    104,635       104,634,624
------------------------------------------------------------------------------------
Permanent Financing (No. 3) PLC (United
  Kingdom)-Series 3, Class 1A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.53%(d)                                     12/10/04    150,000       150,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
STRUCTURED-(CONTINUED)

Permanent Financing (No. 4) PLC (United
  Kingdom)-Series 4, Class 1A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  1.52%(d)                                     03/10/05   $175,000   $   175,000,000
------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 16A, Class A-1, Floating
  Rate Bonds
  (Acquired 09/16/03; Cost $20,488,320)
  1.59%(b)(d)                                  09/11/04     20,488        20,488,320
------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 17A, Class A-1, Floating
  Rate Bonds
  (Acquired 02/10/04; Cost $122,362,100)
  1.61%(b)(d)                                  02/14/05    122,362       122,362,100
------------------------------------------------------------------------------------
RMAC, Series 2004-NS2A, Class A-1, Puttable
  Floating Rate Bonds
  (Acquired 06/14/04; Cost $185,000,000)
  1.57%(b)(d)                                  06/12/05    185,000       185,000,000
====================================================================================
                                                                       1,036,902,767
====================================================================================

STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-3.72%

Beta Finance Inc., Floating Rate MTN
  (Citibank International PLC-ABS Program
  Sponsor)
  (Acquired 10/02/03; Cost $99,980,000)
  1.55%(b)(d)                                  10/15/04    100,000        99,997,628
------------------------------------------------------------------------------------
  (Acquired 10/02/03; Cost $49,990,000)
  1.55%(b)(d)                                  10/15/04     50,000        49,998,824
------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $199,960,000)
  1.55%(b)(d)                                  10/18/04    200,000       199,994,905
------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $164,967,000)
  1.55%(b)(d)                                  10/19/04    165,000       164,995,696
------------------------------------------------------------------------------------
  (Acquired 10/06/03; Cost $99,980,000)
  1.55%(b)(d)                                  10/20/04    100,000        99,997,322
------------------------------------------------------------------------------------
  (Acquired 05/13/04; Cost $50,000,000)
  2.01%(b)                                     05/20/05     50,000        50,000,000
------------------------------------------------------------------------------------
Whitehawk CDO Funding, Ltd. (Cayman
  Islands)-Series 2004-1A, Class AMMA,
  Floating Rate Bonds
  (Acquired 07/29/04; Cost $75,000,000)
  1.71%(b)(f)                                  03/15/05     75,000        75,000,000
====================================================================================
                                                                         739,984,375
====================================================================================
      Total Asset-Backed Securities (Cost
         $1,849,351,888)                                               1,849,351,888
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

TIME DEPOSITS-6.21%

Societe Generale-Cayman (France)
  1.56%                                        09/01/04   $635,518   $   635,518,415
------------------------------------------------------------------------------------
U.S. Bank, N.A.-Cayman
  1.50%                                        09/01/04    600,000       600,000,000
====================================================================================
      Total Time Deposits (Cost
         $1,235,518,415)                                               1,235,518,415
====================================================================================

PROMISSORY NOTES-4.88%

Goldman Sachs Group, Inc. (The)
  (Acquired 03/08/04; Cost $250,000,000)
  1.52%(b)(e)(g)                               10/08/04    250,000       250,000,000
------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $250,000,000)
  1.69%(b)(e)(g)                               10/08/04    250,000       250,000,000
------------------------------------------------------------------------------------
  (Acquired 06/21/04; Cost $155,000,000)
  1.68%(b)(e)(g)                               12/20/04    155,000       155,000,000
------------------------------------------------------------------------------------
  (Acquired 06/28/04; Cost $120,000,000)
  1.69%(b)(e)(g)                               12/27/04    120,000       120,000,000
------------------------------------------------------------------------------------
  (Acquired 07/13/04; Cost $196,000,000)
  1.69%(b)(e)(g)                               01/10/05    196,000       196,000,000
====================================================================================
      Total Promissory Notes (Cost
         $971,000,000)                                                   971,000,000
====================================================================================

MEDIUM-TERM NOTES-4.73%

Allstate Life Global Funding II, Floating
  Rate MTN
  (Acquired 11/18/03; Cost $130,000,000)
  1.60%(b)(d)                                  12/15/10    130,000       130,000,000
------------------------------------------------------------------------------------
  (Acquired 03/08/04; Cost $140,000,000)
  1.55%(b)(d)                                  04/08/14    140,000       140,000,000
------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate
  MTN
  1.66%(d)                                     07/09/07    332,900       332,900,000
------------------------------------------------------------------------------------
MetLife Global Funding, Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  1.61%(b)(d)                                  09/12/08     90,000        90,000,000
------------------------------------------------------------------------------------
MetLife Global Funding, Floating Rate Global
  MTN
  (Acquired 04/03/03; Cost $149,342,050)
  1.68%(b)(d)                                  04/28/08    149,300       149,339,120
------------------------------------------------------------------------------------
Royal Bank of Canada (Canada), Floating Rate
  Yankee MTN
  1.55%(d)                                     11/07/08    100,000       100,000,000
====================================================================================
      Total Medium-Term Notes (Cost
         $942,239,120)                                                   942,239,120
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES-4.22%(h)

INSURED-1.60%(C)(I)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  1.60%                                        12/01/36   $  8,100   $     8,100,000
------------------------------------------------------------------------------------
Baptist Health System of South Florida;
  Taxable Series 1995 A RB
  1.57%                                        05/15/17        200           200,000
------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Taxable Series 1998 F-2 RB
  1.63%                                        11/15/16      4,831         4,830,771
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Agency;
  Taxable Housing Series 1993 A RB
  1.57%                                        01/01/34     30,400        30,400,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing);
  Taxable Series 2002 A RB
  1.57%                                        01/01/47     39,670        39,670,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan
  Taxable Series 1999 B-II RB
  1.57%                                        09/01/34      2,000         2,000,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-III RB
  1.57%                                        09/01/34      4,650         4,650,000
------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student
  Loan RB
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1
  1.57%(b)                                     09/01/36     25,000        25,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $60,000,000)
  Series 2002 Tranche 1
  1.57%(b)                                     08/01/37     60,000        60,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $40,000,000)
  Series 2002 Tranche 2
  1.57%(b)                                     08/01/37     40,000        40,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 3
  1.57%(b)                                     08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 4
  1.57%(b)                                     08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  1.57%                                        09/01/30      4,200         4,200,000
====================================================================================
                                                                         319,050,771
====================================================================================

LETTER OF CREDIT-2.62%(j)

Advocare of South Carolina Inc.; Series 1997
  Bonds (LOC-Wachovia Bank N.A.)
  (Acquired 03/28/02; Cost $9,850,000)
  1.62%(b)(i)                                  06/01/17      9,850         9,850,000
------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project);
  Taxable Series 1999 B RB (LOC-Wachovia Bank
  N.A.)
  1.64%(i)                                     01/01/15      7,575         7,575,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  (Acquired 05/17/04; Cost $1,000,000)
  1.65%(b)(i)                                  07/01/08   $  1,000   $     1,000,000
------------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Taxable Series 1997 A RB (LOC-ABN
  AMRO Bank N.V.)
  1.62%(e)                                     02/15/27     10,100        10,100,000
------------------------------------------------------------------------------------
Brooks (County of), Georgia Development
  Authority (Langboard Inc. Project); Taxable
  Series 2003 IDR (LOC-Bank of America N.A.)
  1.63%(i)                                     05/01/18      9,999         9,999,000
------------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank N.A.)
  1.62%(i)                                     09/01/19     17,900        17,900,000
------------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999-F Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     12/02/19      5,588         5,588,000
------------------------------------------------------------------------------------
  Series 2000-B Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  (Acquired 12/30/03; Cost $19,000)
  1.64%(b)(i)                                  07/01/20         19            19,000
------------------------------------------------------------------------------------
  Series 2000-C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     09/01/20      4,000         4,000,000
------------------------------------------------------------------------------------
Carlton Arms of Ocala; Floating Rate Series
  2002 Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 07/31/03; Cost $18,500,000)
  1.63%(b)(i)                                  09/01/34     18,500        18,500,000
------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000 Floating
  Rate Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     07/01/20        449           449,000
------------------------------------------------------------------------------------
Corp. Finance Managers Inc.; Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  1.65%(i)                                     02/02/43      1,000         1,000,000
------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  (Acquired 06/25/02; Cost $10,035,000)
  1.64%(b)(i)                                  08/31/16     10,035        10,035,000
------------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004 Floating
  Rate Notes
  (LOC-ABN AMRO Bank N.V.)
  1.63%(i)                                     12/01/15      8,000         8,000,000
------------------------------------------------------------------------------------
Fayette (County of), Ohio (Fayette County
  Memorial Hospital);
  Taxable Series 2003 RB (LOC-National City
  Bank)
  1.63%(i)                                     08/01/23        300           300,000
------------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  1.68%(i)                                     10/15/27        800           800,000
------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Floating Rate Bonds (LOC-Wachovia Bank
  N.A.)
  1.60%(i)                                     11/01/18     25,000        25,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Illinois (State of) Finance Authority
  (Fairview); Taxable Refunding Series 2004 C
  RB (LOC-ABN AMRO Bank N.V.)
  1.70%(i)                                     08/15/34   $ 14,100   $    14,100,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 B RB (LOC-JPMorgan Chase Bank)
  1.57%(i)                                     09/01/31      7,800         7,800,000
------------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     02/01/09      2,300         2,300,000
------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating Rate
  Notes
  (LOC-ABN AMRO Bank N.V.)
  1.70%(i)                                     12/01/39      2,000         2,000,000
------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     02/01/09      5,815         5,815,000
------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating Rate
  Notes
  (LOC-Federal Home Loan Bank)
  1.58%(i)                                     09/01/33      7,638         7,638,388
------------------------------------------------------------------------------------
Lehigh (County of), Pennsylvania Industrial
  Development Authority (Bouras Industries);
  Taxable Series 2002 C IDR (LOC-Wachovia
  Bank N.A.)
  1.68%(i)                                     11/01/13        774           774,000
------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     02/01/18     55,200        55,200,000
------------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  1.63%(i)                                     12/01/53      4,660         4,660,000
------------------------------------------------------------------------------------
Mesivta of Greater Los Angeles, California;
  Series 2004 Floating Rate Bonds (LOC-Bank
  of America N.A.)
  1.70%(i)                                     06/01/29      5,000         5,000,000
------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project);
  IDR (LOC-Wachovia Bank N.A.)
  (Acquired 05/04/04; Cost $5,000,000)
  Taxable Incremental Series 2004
  1.63%(b)(i)                                  03/01/19      5,000         5,000,000
------------------------------------------------------------------------------------
  (Acquired 05/04/04; Cost $40,000,000)
  Taxable Series 2002
  1.63%(b)(i)                                  05/01/17     40,000        40,000,000
------------------------------------------------------------------------------------
New York (State of), Anti-Defamation League
  Foundation;
  Taxable Series 2004 A RB (LOC-Bank of New
  York)
  1.61%(i)                                     01/01/34      6,000         6,000,000
------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Refunding Series
  2003 F RB (LOC-State Street Bank & Trust
  Co.)
  1.58%(i)                                     09/15/07      8,000         8,000,000
------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington;
  Taxable Series 2001 C RB (LOC-Bank of
  America N.A.)
  1.55%(i)                                     02/15/21      7,500         7,500,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Porterfield Family Partners, L.P.; Series
  2004 Floating Rate Notes (LOC-Wachovia Bank
  N.A.)
  1.65%(i)                                     07/01/14   $  3,200   $     3,200,000
------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating Rate
  Bonds (LOC-ABN AMRO Bank N.V.)
  1.70%(i)                                     01/01/15      3,409         3,409,000
------------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.58%(i)                                     12/01/22      4,999         4,999,000
------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
  Series 2002 Floating Rate Bonds
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     05/01/14     13,272        13,272,000
------------------------------------------------------------------------------------
S&L Capital LLC; Floating Rate Notes
  (LOC-Comerica Bank)
  1.68%(i)                                     11/04/42        774           774,000
------------------------------------------------------------------------------------
San Jose (City of), California Redevelopment
  Agency (Merged Area);
  RB (LOC-Bank of New York)
  Taxable Series 2002 G
  1.60%(i)                                     08/01/29        976           975,657
------------------------------------------------------------------------------------
  Taxable Series 2002 H
  1.60%(i)                                     08/01/29     10,827        10,827,119
------------------------------------------------------------------------------------
Savannah College of Art & Design; Series 2004
  RB
  (LOC-Bank of America N.A.)
  1.63%(i)                                     04/01/24     12,000        12,000,000
------------------------------------------------------------------------------------
Sebastian Commons L.P.; Series 2003 Floating
  Rate Notes
  (LOC-Bank of America N.A.)
  1.60%(i)                                     09/01/28      3,974         3,974,000
------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Notes
  (LOC-Federal Home Loan Bank)
  Series 2004 A
  1.58%(i)                                     07/01/54     10,000        10,000,000
------------------------------------------------------------------------------------
  Series 2003 D
  1.58%(i)                                     10/01/53      4,366         4,365,847
------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)                                     11/01/52      9,870         9,870,000
------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Series 2000 Floating Rate
  Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)                                     06/01/30     28,670        28,670,000
------------------------------------------------------------------------------------
Union (County of), Arkansas (Del-Tin Fiber
  LLC Project);
  Taxable Series 1998 IDR (LOC-JPMorgan Chase
  Bank)
  1.63%(i)                                     10/01/27     34,400        34,400,000
------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank N.A.)
  (Acquired 07/31/03; Cost $47,130,000)
  1.65%(b)(i)                                  07/01/26     47,130        47,130,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Wake Forest University; Series 1997 Floating
  Rate Bonds
  (LOC-Wachovia Bank N.A.)
  1.62%(i)                                     07/01/17   $  6,900   $     6,900,000
------------------------------------------------------------------------------------
West Michigan Heart Capital LLC; Series 2004
  A Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.63%(i)                                     05/01/44     10,000        10,000,000
------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Taxable
  Series 2003 RB
  (LOC-JPMorgan Chase Bank)
  1.60%(i)                                     11/01/23     14,800        14,800,000
====================================================================================
                                                                         521,469,011
====================================================================================
      Total Variable Rate Demand Notes (Cost
         $840,519,782)                                                   840,519,782
====================================================================================

MASTER NOTE AGREEMENTS-4.13%(k)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 05/26/04; Cost $800,000,000)
  1.70%(b)(l)                                  10/06/04    800,000       800,000,000
------------------------------------------------------------------------------------
  (Acquired 08/23/04; Cost $23,000,000)
  1.70%(b)(l)                                  02/23/05     23,000        23,000,000
====================================================================================
      Total Master Note Agreements (Cost
         $823,000,000)                                                   823,000,000
====================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-2.69%

FEDERAL HOME LOAN BANK (FHLB)-2.11%

Unsec. Bonds
  1.20%                                        02/28/05     75,000        74,965,385
------------------------------------------------------------------------------------
  1.31%                                        04/11/05    195,000       195,000,000
------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds
  1.53%(f)                                     01/05/05    150,000       149,997,403
====================================================================================
                                                                         419,962,788
====================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.58%

Unsec. Notes
  1.66%                                        05/20/05    115,000       115,000,000
====================================================================================
      Total U.S. Government Agency Securities
         (Cost $534,962,788)                                             534,962,788
====================================================================================

FUNDING AGREEMENTS-2.34%

New York Life Insurance Co.
  (Acquired 04/07/04; Cost $250,000,000)
  1.57%(b)(d)(g)                               04/06/05    250,000       250,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
FUNDING AGREEMENTS-(CONTINUED)

Travelers Insurance Co. (The)
  (Acquired 11/25/03; Cost $115,000,000)
  1.87%(b)(f)(g)                               11/24/04   $115,000   $   115,000,000
------------------------------------------------------------------------------------
  (Acquired 08/27/04; Cost $100,000,000)
  1.88%(b)(f)(g)                               08/26/05    100,000       100,000,000
====================================================================================
      Total Funding Agreements (Cost
         $465,000,000)                                                   465,000,000
====================================================================================

PUTTABLE RESET NOTES-0.89%

Merck & Co. Inc.; PURS Notes
  (Acquired 02/23/04; Cost $103,170,600)
  4.48%(b)                                     02/22/05    100,000       101,511,464
------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.01%                                        06/01/05     75,000        76,632,952
====================================================================================
      Total Puttable Reset Notes (Cost
         $178,144,416)                                                   178,144,416
====================================================================================
      Total Investments (excluding Repurchase
         Agreements) (Cost $15,504,106,081)                           15,504,106,081
====================================================================================

REPURCHASE AGREEMENTS-22.16%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.58%(m)                                     09/01/04     10,000        10,000,000
------------------------------------------------------------------------------------
Banc of America Securities LLC
  1.60%(n)                                     09/01/04    163,500       163,500,000
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.58%(o)                                     09/01/04    148,000       148,000,000
------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.49%(p)                                     09/01/04    250,000       250,000,000
------------------------------------------------------------------------------------
  1.55%(q)                                     09/01/04    181,287       181,286,646
------------------------------------------------------------------------------------
  1.58%(r)                                     09/01/04    125,080       125,080,099
------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.55%(s)                                     09/01/04    200,000       200,000,000
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.62%(t)                                     09/01/04    760,000       760,000,000
------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.58%(u)                                     09/01/04     23,000        23,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.32%(v)                                     04/15/05    400,000       400,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.57%(w)                                     09/01/04    498,000       498,000,000
------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  1.58%(x)                                     09/01/04     67,686        67,686,291
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.60%(y)                                     09/01/04   $287,500   $   287,500,000
------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.60%(z)                                     09/01/04    148,000       148,000,000
------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.60%(aa)                                    09/01/04     59,000        59,000,000
------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.59%(ab)                                    09/01/04    200,000       200,000,000
------------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.60%(ac)                                    09/01/04    405,000       405,000,000
------------------------------------------------------------------------------------
  1.63%(ad)                                    09/01/04    425,000       425,000,000
------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.60%(ae)                                    09/01/04     62,000        62,000,000
====================================================================================
      Total Repurchase Agreements (Cost
         $4,413,053,036)                                               4,413,053,036
____________________________________________________________________________________
====================================================================================
TOTAL INVESTMENTS-100.03% (Cost
  $19,917,159,117)(af)                                                19,917,159,117
____________________________________________________________________________________
====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.03%)                                     (5,029,843)
____________________________________________________________________________________
====================================================================================
NET ASSETS-100.00%                                                   $19,912,129,274
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2004 was $8,812,103,075, which represented 44.25% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(d) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2004.
(e) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(f) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2004.
(g) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at August 31, 2004 was $1,436,000,000, which represented 7.21% of the Fund's net assets.
(h) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(i) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2004.

(j) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(m) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $175,007,681. Collateralized by $167,623,000 U.S. Government obligations, 2.13% to 7.25% due 02/15/05 to 05/15/30 with an aggregate market value at 08/31/04 of $178,500,291. The amount to be received upon repurchase by the Fund is $10,000,439.
(n) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,111. Collateralized by $265,733,660 U.S. Government obligations, 5.50% due 04/01/34 to 08/01/34 with an aggregate market value at 08/31/04 of $255,000,001. The amount to be received upon repurchase by the Fund is $163,507,267.
(o) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,013,167. Collateralized by $300,389,000 U.S. Government obligations, 0% to 7.25% due 09/09/04 to 03/15/11 with an aggregate market value at 08/31/04 of $306,000,390. The amount to be received upon repurchase by the Fund is $148,006,496.
(p) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,347. Collateralized by $256,403,000 U.S. Treasury obligations, 0% due 12/30/04 to 01/06/05 with a market value at 08/31/04 of $255,000,858.
(q) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,764. Collateralized by a $255,162,000 U.S. Treasury obligation, 1.88% due 12/31/05 with a market value at 08/31/04 of $255,000,984. The amount to be received upon repurchase by the Fund is $181,294,451.
(r) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at 08/31/04 of $603,437,546. The amount to be received upon repurchase by the Fund is $125,085,589.
(s) Repurchase agreement entered into 08/31/04 with a maturing value of $200,008,611. Collateralized by $257,357,000 U.S. Government obligations, 0% to 9.38% due 12/07/04 to 05/15/30 with a market value at 08/31/04 of
     $205,709,596.
(t) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $795,035,830. Collateralized by $820,517,739 corporate obligations, 0% to 13.44% due 05/01/05 to 02/01/34 with an aggregate market value at 08/31/04 of $834,095,132. The amount to be received upon repurchase by the Fund is $760,034,253.
(u) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $175,007,681. Collateralized by $169,084,000 U.S. Government obligations, 4.75% to 6.38% due 06/15/09 to 07/28/16 with an aggregate market value at 08/31/04 of $178,500,861. The amount to be received upon repurchase by the Fund is $23,001,009.
(v) Term repurchase agreement entered into 03/23/04; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $844,035,000 U.S. Government obligations, 0% to 7.25% due 11/18/04 to 05/15/30 with an aggregate market value at 08/31/04 of $408,001,581.
(w) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,021,806. Collateralized by $500,662,000 U.S. Government obligations, 0% to 7.13% due 09/03/04 to 05/01/30 with an aggregate market value at 08/31/04 of $510,004,859. The amount to be received upon repurchase by the Fund is $498,021,718.
(x) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $250,256,000 U.S. Government obligations, 1.50% to 7.54% due 08/15/05 to 09/15/29 with an aggregate market value at 08/31/04 of $255,000,041. The amount to be received upon repurchase by the Fund is $67,689,262.
(y) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,022,222. Collateralized by $542,389,895 U.S. Government obligations, 0% to 9.38% due 10/15/04 to 09/01/34 with an aggregate market value at 08/31/04 of $510,001,643. The amount to be received upon repurchase by the Fund is $287,512,778.
(z) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,111. Collateralized by $276,758,369 U.S. Government obligations, 4.48% to 6.50% due 07/01/14 to 09/01/34 with an aggregate market value at 08/31/04 of $256,694,508. The amount to be received upon repurchase by the Fund is $148,006,578.
(aa) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,111. Collateralized by $331,039,330 U.S. Government obligations, 0% to 5.77% due 10/15/06 to 06/01/34 with an aggregate market value at 08/31/04 of $255,000,000. The amount to be received upon repurchase by the Fund is $59,002,622.

(ab) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,042. Collateralized by $251,223,337 U.S. Government obligations, 3.19% to 5.31% due 02/01/23 to 04/01/37 with an aggregate market value at 08/31/04 of $255,000,217. The amount to be received upon repurchase by the Fund is $200,008,833.
(ac) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,022,222. Collateralized by $535,536,990 U.S. Government obligations, 0% to 5.25% due 01/15/06 to 08/20/34 with an aggregate market value at 08/31/04 of $510,002,099. The amount to be received upon repurchase by the Fund is $405,018,000.
(ad) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,022,639. Collateralized by $510,821,311 corporate obligations, 0% to 6.62% due 11/15/16 to 07/15/41 with an aggregate market value at 08/31/04 of $525,000,001. The amount to be received upon repurchase by the Fund is $425,019,243.
(ae) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $200,008,889. Collateralized by $197,411,677 U.S. Government obligations, 3.77% to 6.32% due 04/01/11 to 05/01/36 with an aggregate market value at 08/31/04 of $204,000,000. The amount to be received upon repurchase by the Fund is $62,002,756.
(af) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost
  $15,504,106,081)            $15,504,106,081
---------------------------------------------
Repurchase agreements (cost
  $4,413,053,036)               4,413,053,036
=============================================
    Total investments (cost
      $19,917,159,117)         19,917,159,117
=============================================
Receivables for:
  Interest                         18,658,707
---------------------------------------------
  Amount due from advisor             215,439
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    805,579
---------------------------------------------
Other assets                          501,689
=============================================
    Total assets               19,937,340,531
_____________________________________________
=============================================

LIABILITIES:

Payables for:
  Amount due custodian                 63,746
---------------------------------------------
  Dividends                        21,869,579
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                1,604,916
---------------------------------------------
Accrued distribution fees             808,867
---------------------------------------------
Accrued trustees' fees                 27,000
---------------------------------------------
Accrued transfer agent fees           551,851
---------------------------------------------
Accrued operating expenses            285,298
=============================================
    Total liabilities              25,211,257
=============================================
Net assets applicable to
  shares outstanding          $19,912,129,274
_____________________________________________
=============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                  $19,910,617,213
---------------------------------------------
  Undistributed net
    investment income               2,683,741
---------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities          (1,171,680)
=============================================
                              $19,912,129,274
_____________________________________________
=============================================

NET ASSETS:

Institutional Class           $13,426,785,531
_____________________________________________
=============================================
Private Investment Class      $ 1,078,780,144
_____________________________________________
=============================================
Personal Investment Class     $    48,166,276
_____________________________________________
=============================================
Cash Management Class         $ 4,341,262,310
_____________________________________________
=============================================
Reserve Class                 $    64,941,524
_____________________________________________
=============================================
Resource Class                $   952,193,489
_____________________________________________
=============================================

SHARES OUTSTANDING, $0.01
  PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class            13,425,531,866
_____________________________________________
=============================================
Private Investment Class        1,078,750,839
_____________________________________________
=============================================
Personal Investment Class          48,167,597
_____________________________________________
=============================================
Cash Management Class           4,341,058,999
_____________________________________________
=============================================
Reserve Class                      64,944,762
_____________________________________________
=============================================
Resource Class                    952,162,648
_____________________________________________
=============================================
Net asset value, offering
  and redemption price per
  share for each class        $          1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $264,686,700
--------------------------------------------------------------------------
Interest from affiliates                                            39,135
==========================================================================
    Total investment income                                    264,725,835
==========================================================================

EXPENSES:

Advisory fees                                                   34,315,824
--------------------------------------------------------------------------
Administrative services fees                                     1,186,316
--------------------------------------------------------------------------
Custodian fees                                                     954,204
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,950,036
--------------------------------------------------------------------------
  Personal Investment Class                                        342,968
--------------------------------------------------------------------------
  Cash Management Class                                          4,199,108
--------------------------------------------------------------------------
  Reserve Class                                                    656,410
--------------------------------------------------------------------------
  Resource Class                                                 2,156,349
--------------------------------------------------------------------------
Transfer agent fees                                              3,726,303
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                             380,419
--------------------------------------------------------------------------
Other                                                            1,094,616
==========================================================================
    Total expenses                                              53,962,553
==========================================================================
Less: Fees waived and expenses reimbursed                      (17,199,325)
==========================================================================
    Net expenses                                                36,763,228
==========================================================================
Net investment income                                          227,962,607
==========================================================================
Net realized gain (loss) from investment securities             (1,166,396)
==========================================================================
Net increase in net assets resulting from operations          $226,796,211
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                  2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $   227,962,607    $   437,437,928
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (1,166,396)           222,356
===============================================================================================
    Net increase in net assets resulting from operations         226,796,211        437,660,284
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (170,818,620)      (339,841,789)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (7,433,486)        (9,944,836)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (227,234)          (251,405)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (40,300,094)       (72,636,877)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (115,498)          (240,042)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (9,067,675)       (14,522,979)
===============================================================================================
    Decrease in net assets resulting from distributions         (227,962,607)      (437,437,928)
===============================================================================================
Share transactions-net:
  Institutional Class                                         (7,813,073,189)    (7,882,172,341)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       100,451,125        169,919,767
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          902,889         16,988,324
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (132,118,699)    (1,286,520,760)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    7,863,084          5,802,855
-----------------------------------------------------------------------------------------------
  Resource Class                                                (287,130,729)      (306,784,517)
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                      (8,123,105,519)    (9,282,766,672)
===============================================================================================
    Net increase (decrease) in net assets                     (8,124,271,915)    (9,282,544,316)
===============================================================================================

NET ASSETS:

  Beginning of year                                           28,036,401,189     37,318,945,505
===============================================================================================
  End of year (including undistributed net investment
    income of $2,683,741
    and $(502) for 2004 and 2003, respectively).             $19,912,129,274    $28,036,401,189
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the

     Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $14,199,446.

    For the year ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $3,251 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $1,186,316 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $3,420,245 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,970,021, $251,510, $3,359,286, $571,077 and $2,156,349, respectively, after FMC waived
Plan fees of $1,980,015, $91,458, $839,822, $85,333 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $68,308 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds and INVESCO Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                       TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------------------------------
                                                                                       AVERAGE
                          ADVANCES     INCREASES IN   DECREASES IN     ADVANCES      ADVANCES FOR
                         OUTSTANDING   ADVANCES TO     ADVANCES TO    OUTSTANDING   NUMBER OF DAYS   INTEREST
                          08/31/03      AFFILIATES     AFFILIATES      08/31/04      OUTSTANDING      INCOME
-------------------------------------------------------------------------------------------------------------
AIM High Yield Fund        $   --      $222,599,000   $(222,599,000)    $   --       $13,912,438     $ 8,775
-------------------------------------------------------------------------------------------------------------
INVESCO Core Equity
  Fund(a)                      --       49,445,000     (49,445,000)         --         6,180,625       3,362
-------------------------------------------------------------------------------------------------------------
INVESCO Dynamics
  Fund(b)                      --      489,199,000    (489,199,000)         --         8,894,527      25,167
-------------------------------------------------------------------------------------------------------------
INVESCO Gold & Precious
  Metals Fund(c)               --        4,024,000      (4,024,000)         --         2,012,000         132
-------------------------------------------------------------------------------------------------------------
INVESCO Small Company
  Growth Fund(d)               --        5,567,405      (5,567,405)         --         1,391,851         337
-------------------------------------------------------------------------------------------------------------
INVESCO Total Return
  Fund(e)                      --       17,775,000     (17,775,000)         --        17,775,000         709
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Dynamics
  Fund(f)                      --        9,830,000      (9,830,000)         --         2,457,500         653
=============================================================================================================
                           $   --      $798,439,405   $(798,439,405)    $   --       $52,623,941     $39,135
_____________________________________________________________________________________________________________
=============================================================================================================

(a)Effective October 15, 2004, Fund was renamed AIM Core Stock Fund.
(b)Effective October 15, 2004, Fund was renamed AIM Dynamics Fund.
(c)Effective October 15, 2004, Fund was renamed AIM Gold & Precious Metals Fund.
(d)Effective October 15, 2004, Fund was renamed AIM Small Company Growth Fund.
(e)Effective October 15, 2004, Fund was renamed AIM Total Return Fund.
(f)Effective October 15, 2004, Fund was renamed AIM V.I. Dynamics Fund.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                  2004            2003
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $227,962,607    $437,437,928
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
-----------------------------------------------------------------------------
Undistributed ordinary income                                 $     3,937,792
-----------------------------------------------------------------------------
Temporary book/tax differences                                     (1,254,051)
-----------------------------------------------------------------------------
Post-October capital loss deferral                                 (1,171,680)
-----------------------------------------------------------------------------
Shares of beneficial interest                                  19,910,617,213
=============================================================================
Total net assets                                              $19,912,129,274
_____________________________________________________________________________
=============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                   CHANGES IN SHARES OUTSTANDING()(A)()
-----------------------------------------------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                             ------------------------------------------------------------------------------
                                             2004                                     2003
                             -------------------------------------    -------------------------------------
                                  SHARES              AMOUNT               SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         220,538,317,502    $ 220,538,317,502     419,054,374,755    $ 419,054,374,755
-----------------------------------------------------------------------------------------------------------
  Private Investment Class     10,308,011,876       10,308,011,876       9,405,817,790        9,405,817,790
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class       336,308,705          336,308,705         133,770,375          133,770,375
-----------------------------------------------------------------------------------------------------------
  Cash Management Class        55,620,771,261       55,620,771,261      66,799,786,336       66,799,786,336
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   250,536,437          250,536,437         102,414,453          102,414,453
-----------------------------------------------------------------------------------------------------------
  Resource Class                7,934,774,147        7,934,774,147       8,435,843,716        8,435,843,716
===========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class              59,472,467           59,472,467          93,354,431           93,354,431
-----------------------------------------------------------------------------------------------------------
  Private Investment Class          2,478,586            2,478,586           4,021,536            4,021,536
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class           149,496              149,496             178,509              178,509
-----------------------------------------------------------------------------------------------------------
  Cash Management Class            21,658,334           21,658,334          44,707,654           44,707,654
-----------------------------------------------------------------------------------------------------------
  Reserve Class                        81,409               81,409             257,929              257,929
-----------------------------------------------------------------------------------------------------------
  Resource Class                    7,076,048            7,076,048          12,586,231           12,586,231
===========================================================================================================
Reacquired:
  Institutional Class        (228,410,863,158)    (228,410,863,158)   (427,029,901,527)    (427,029,901,527)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class    (10,210,039,337)     (10,210,039,337)     (9,239,919,559)      (9,239,919,559)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (335,555,312)        (335,555,312)       (116,960,560)        (116,960,560)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class       (55,774,548,294)     (55,774,548,294)    (68,131,014,750)     (68,131,014,750)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                  (242,754,762)        (242,754,762)        (96,869,527)         (96,869,527)
-----------------------------------------------------------------------------------------------------------
  Resource Class               (8,228,980,924)      (8,228,980,924)     (8,755,214,464)      (8,755,214,464)
===========================================================================================================
                               (8,123,105,519)   $  (8,123,105,519)     (9,282,766,672)   $  (9,282,766,672)
___________________________________________________________________________________________________________
===========================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 20.42% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. There is also one shareholder that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 5.58% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. 12.36% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications on August 31, 2004, undistributed net investment income was increased by $2,684,243 and undistributed net realized gain (loss) was decreased by $2,684,243. This reclassification had no effect on the net assets of the Fund.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         CASH MANAGEMENT CLASS
                                 ---------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                 ---------------------------------------------------------------------
                                    2004             2003          2002          2001          2000
------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------
Net investment income                  0.01             0.01          0.02          0.05          0.06
------------------------------------------------------------------------------------------------------
Net gains (losses) on
  securities (both realized and
  unrealized)                         (0.00)            0.00          0.00          0.00          0.00
______________________________________________________________________________________________________
======================================================================================================
  Total from investment
    operations                         0.01             0.01          0.02          0.05          0.06
______________________________________________________________________________________________________
======================================================================================================
Less dividends from net
  investment income                   (0.01)           (0.01)        (0.02)        (0.05)        (0.06)
======================================================================================================
Net asset value, end of period   $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                        0.97%            1.24%         2.08%         5.45%         6.04%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $4,341,262       $4,473,591    $5,760,074    $5,499,916    $3,528,435
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements             0.20%(b)         0.19%         0.19%         0.18%         0.17%
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements             0.28%(b)         0.27%         0.29%         0.29%         0.29%
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income
  to average net assets                0.96%(b)         1.26%         2.04%         5.11%         5.96%
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $4,199,108,303.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       INSTITUTIONAL CLASS
                            --------------------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                            --------------------------------------------------------------------------
                               2004              2003           2002           2001           2000
------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                 $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
------------------------------------------------------------------------------------------------------
Net investment income              0.01              0.01           0.02           0.05           0.06
------------------------------------------------------------------------------------------------------
Net gains (losses) on
  securities (both
  realized and unrealized)        (0.00)             0.00           0.00           0.00           0.00
______________________________________________________________________________________________________
======================================================================================================
  Total from investment
    operations                     0.01              0.01           0.02           0.05           0.06
______________________________________________________________________________________________________
======================================================================================================
Less dividends from net
  investment income               (0.01)            (0.01)         (0.02)         (0.05)         (0.06)
======================================================================================================
Net asset value, end of
  period                    $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                    1.05%             1.32%          2.16%          5.54%          6.12%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)            $13,426,786       $21,240,699    $29,122,702    $26,772,308    $17,353,163
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers and/or
    expense reimbursements         0.12%(b)          0.11%          0.11%          0.10%          0.09%
------------------------------------------------------------------------------------------------------
  Without fee waivers
    and/or expense
    reimbursements                 0.18%(b)          0.17%          0.19%          0.19%          0.19%
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment
  income to average net
  assets                           1.04%(b)          1.34%          2.12%          5.19%          6.04%
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $16,498,555,850.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        PERSONAL INVESTMENT CLASS
                                          ------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                          ------------------------------------------------------
                                           2004          2003       2002       2001       2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
------------------------------------------------------------------------------------------------
Net investment income                       0.005          0.01       0.02       0.05       0.05
------------------------------------------------------------------------------------------------
Net gains (losses) on securities (both
  realized and unrealized)                 (0.000)         0.00       0.00       0.00       0.00
________________________________________________________________________________________________
================================================================================================
  Total from investment operations          0.005          0.01       0.02       0.05       0.05
________________________________________________________________________________________________
================================================================================================
Less dividends from net investment
  income                                   (0.005)        (0.01)     (0.02)     (0.05)     (0.05)
================================================================================================
Net asset value, end of period            $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                              0.50%         0.77%      1.65%      5.01%      5.60%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $48,166       $47,266    $30,277    $11,930    $14,179
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                           0.67%(b)      0.66%      0.61%      0.60%      0.59%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                           0.93%(b)      0.92%      0.94%      0.94%      0.94%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                         0.49%(b)      0.79%      1.62%      4.69%      5.54%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $45,729,061.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                      PRIVATE INVESTMENT CLASS
                                   ---------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                   ---------------------------------------------------------------
                                      2004            2003        2002         2001         2000
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $     1.00       $   1.00    $   1.00    $     1.00    $   1.00
--------------------------------------------------------------------------------------------------
Net investment income                    0.01           0.01        0.02          0.05        0.06
--------------------------------------------------------------------------------------------------
Net gains (losses) on securities
  (both realized and unrealized)        (0.00)          0.00        0.00          0.00        0.00
__________________________________________________________________________________________________
==================================================================================================
  Total from investment
    operations                           0.01           0.01        0.02          0.05        0.06
__________________________________________________________________________________________________
==================================================================================================
Less dividends from net
  investment income                     (0.01)         (0.01)      (0.02)        (0.05)      (0.06)
==================================================================================================
Net asset value, end of period     $     1.00       $   1.00    $   1.00    $     1.00    $   1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                          0.75%          1.02%       1.85%         5.22%       5.81%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $1,078,780       $978,383    $808,457    $1,289,479    $952,177
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                       0.42%(b)       0.41%       0.41%         0.40%       0.39%
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements               0.68%(b)       0.67%       0.69%         0.69%       0.69%
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to
  average net assets                     0.74%(b)       1.04%       1.82%         4.89%       5.74%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $990,007,259.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                          RESERVE CLASS
                                   -----------------------------------------------------------
                                                                                  JANUARY 14,
                                                                                     2000
                                                                                  (DATE SALES
                                             YEAR ENDED AUGUST 31,               COMMENCED) TO
                                   ------------------------------------------     AUGUST 31,
                                    2004          2003       2002       2001         2000
----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $  1.00       $  1.00    $  1.00    $ 1.00       $ 1.00
----------------------------------------------------------------------------------------------
Net investment income                0.002         0.005       0.01      0.05         0.03
----------------------------------------------------------------------------------------------
Net gains (losses) on securities
  (both realized and unrealized)    (0.000)        0.000       0.00      0.00         0.00
______________________________________________________________________________________________
==============================================================================================
  Total from investment
    operations                       0.002         0.005       0.01      0.05         0.03
______________________________________________________________________________________________
==============================================================================================
Less dividends from net
  investment income                 (0.002)       (0.005)     (0.01)    (0.05)       (0.03)
==============================================================================================
Net asset value, end of period     $  1.00       $  1.00    $  1.00    $ 1.00       $ 1.00
______________________________________________________________________________________________
==============================================================================================
Total return(a)                       0.17%         0.45%      1.34%     4.70%        3.48%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $64,942       $57,082    $51,279    $5,169       $2,495
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                    0.99%(b)      0.98%      0.91%     0.90%        0.89%(c)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements            1.18%(b)      1.17%      1.19%     1.19%        1.19%(c)
==============================================================================================
Ratio of net investment income to
  average net assets                  0.17%(b)      0.47%      1.32%     4.39%        5.24%(c)
______________________________________________________________________________________________
==============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $65,640,950.
(c)  Annualized.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                           RESOURCE CLASS
                                 -------------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                 -------------------------------------------------------------------
                                   2004            2003          2002          2001          2000
----------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $   1.00       $     1.00    $     1.00    $     1.00    $     1.00
----------------------------------------------------------------------------------------------------
Net investment income                0.01             0.01          0.02          0.05          0.06
----------------------------------------------------------------------------------------------------
Net gains (losses) on
  securities (both realized and
  unrealized)                       (0.00)            0.00          0.00          0.00          0.00
____________________________________________________________________________________________________
====================================================================================================
  Total from investment
    operations                       0.01             0.01          0.02          0.05          0.06
____________________________________________________________________________________________________
====================================================================================================
Less dividends from net
  investment income                 (0.01)           (0.01)        (0.02)        (0.05)        (0.06)
====================================================================================================
Net asset value, end of period   $   1.00       $     1.00    $     1.00    $     1.00    $     1.00
____________________________________________________________________________________________________
====================================================================================================
Total return(a)                      0.85%            1.12%         1.96%         5.33%         5.91%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                       $952,193       $1,239,380    $1,546,155    $1,269,405    $1,102,431
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements           0.32%(b)         0.31%         0.31%         0.30%         0.29%
----------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements           0.38%(b)         0.37%         0.39%         0.39%         0.39%
____________________________________________________________________________________________________
====================================================================================================
Ratio of net investment income
  to average net assets              0.84%(b)         1.14%         1.92%         4.99%         5.84%
____________________________________________________________________________________________________
====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,078,174,708.

NOTE 10--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing


  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing


  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Liquid Assets Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Liquid Assets Portfolio ("Fund"), a portfolio of Short-Term Investments Trust ("Trust"), (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                         WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR          AUTHORITY
------------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  21,829,977,162      10,479,118
      Frank S. Bayley..............................  21,830,154,550      10,301,730
      James T. Bunch...............................  21,830,155,266      10,301,014
      Bruce L. Crockett............................  21,830,154,531      10,301,749
      Albert R. Dowden.............................  21,830,154,371      10,301,909
      Edward K. Dunn, Jr. .........................  21,830,154,550      10,301,730
      Jack M. Fields...............................  21,830,155,247      10,301,033
      Carl Frischling..............................  21,830,155,266      10,301,014
      Robert H. Graham.............................  21,830,155,266      10,301,014
      Gerald J. Lewis..............................  21,830,155,266      10,301,014
      Prema Mathai-Davis...........................  21,830,155,266      10,301,014
      Lewis F. Pennock.............................  21,830,155,266      10,301,014
      Ruth H. Quigley..............................  21,830,155,087      10,301,193
      Louis S. Sklar...............................  21,830,155,266      10,301,014
      Larry Soll, Ph.D. ...........................  21,830,151,370      10,304,910
      Mark H. Williamson...........................  21,830,155,266      10,301,014

                                                               VOTES        WITHHELD/
      MATTER                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------                                  ---------       -------      -----------
(2)*  Approval of an Agreement and Plan
      of Reorganization which provides
      for the redomestication of Company
      as new series portfolio of
      Short-Term Investments Trust, an
      existing Delaware statutory trust
      and, in connection therewith, the
      sale of all of Company's assets and
      the dissolution of Company as a
      Maryland corporation...............
                                            20,735,454,099   63,566,040   1,041,436,141**

 * Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Company, Inc.

** Includes Broker Non-Votes

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

Trustees and Officers (continued)

As of May 31, 2004


(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid, 0.20% was derived from U.S. Treasury Obligations.

                        ANNUAL REPORT / AUGUST 31, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                              STIC PRIME PORTFOLIO

                              CASH MANAGEMENT CLASS

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--


                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--



PRM-AR-4

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--Registered Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P
                    500--Registered Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust STIC Prime Portfolio's Cash Management Class were 1.35% and 1.30%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 10- to 25-day range; at the close of the reporting period, the WAM stood at 13 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Cash Management Class stood at $570.1 million.

========================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              30.9%

8-14                             19.1

15-21                            29.9

22-28                            19.3

29-35                             0.8

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                                                                     (continued)

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The STIC Prime Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations bank obligations, commercial paper and selected repurchase-agreement securities.

 IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

================================================================================
       The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMinvestments.com FOR THE MOST RECENT MONTH-END PERFORMANCE.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

==============================================================================================
                                                                          HYPOTHETICAL
                                              ACTUAL                    (5% ANNUAL RETURN
                                                                         BEFORE EXPENSES)

                    BEGINNING         ENDING         EXPENSES         ENDING       EXPENSES
                  ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE  PAID DURING
                   (03/01/04)      (08/31/04)(1)     PERIOD(2)       (08/31/04)    PERIOD(2)

CASH
MANAGEMENT         $1,000.00         $1,005.00        $1.01          $1,024.13       $1.02

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.50% for Cash Management class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.20% for Cash Management class shares) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
==============================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------

COMMERCIAL PAPER-68.42%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/ LEASES-3.92%

Fountain Square Commercial Funding Corp. (Fifth Third
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/12/04; Cost $49,940,111)
  1.54%                                                   09/09/04   $ 50,000   $   49,982,889
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $99,846,000)
  1.54%                                                   09/16/04    100,000       99,935,833
----------------------------------------------------------------------------------------------
  (Acquired 08/23/04; Cost $99,863,111)
  1.54%                                                   09/24/04    100,000       99,901,611
==============================================================================================
                                                                                   249,820,333
==============================================================================================
ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-2.59%

Delaware Funding Co., LLC (Morgan Guaranty-ABS Program
  Sponsor)(b)
  (Acquired 08/10/04; Cost $51,002,846)
  1.53%                                                   09/15/04     51,081       51,050,607
----------------------------------------------------------------------------------------------
Old Line Funding, LLC (Royal Bank of Canada-ABS Program
  Sponsor)(b)
  (Acquired 07/28/04; Cost $25,177,180)
  1.48%                                                   09/15/04     25,228       25,213,480
----------------------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Royal Bank of Canada-ABS
  Program Sponsor)(b)
  (Acquired 08/18/04; Cost $30,226,548)
  1.53%                                                   09/20/04     30,269       30,244,558
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $34,918,538)
  1.47%                                                   09/21/04     35,000       34,971,417
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $23,897,881)
  1.48%                                                   09/22/04     23,955       23,934,319
==============================================================================================
                                                                                   165,414,381
==============================================================================================
ASSET-BACKED SECURITIES-FULLY BACKED-18.19%

Aspen Funding Corp. (Deutsche Bank A.G.-ABS Program
  Sponsor)(b)
  (Acquired 07/27/04; Cost $114,739,972)
  1.48%                                                   09/20/04    115,000      114,910,172
----------------------------------------------------------------------------------------------
  (Acquired 08/04/04; Cost $69,856,131)
  1.51%                                                   09/22/04     70,000       69,938,342
----------------------------------------------------------------------------------------------
Govco, Inc. (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 07/30/04; Cost $69,864,744)
  1.48%                                                   09/15/04     70,000       69,959,711
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Kitty Hawk Funding Corp. (Bank of America N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/10/04; Cost $119,841,900)
  1.53%                                                   09/10/04   $120,000   $  119,954,100
----------------------------------------------------------------------------------------------
Legacy Capital Co., LLC (Liberty Hampshire, Co., LLC
  (The)-ABS Program Sponsor)(b)
  (Acquired 08/12/04; Cost $249,555,833)
  1.56%                                                   09/23/04    250,000      249,761,667
----------------------------------------------------------------------------------------------
  (Acquired 08/25/04; Cost $49,925,861)
  1.57%                                                   09/28/04     50,000       49,941,125
----------------------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.-ABS Program
  Sponsor)(b)(c)
  (Acquired 07/27/04; Cost $59,864,333)
  1.48%                                                   09/20/04     60,000       59,953,133
----------------------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/04/04; Cost $150,031,733)
  1.51%                                                   09/07/04    150,246      150,208,188
----------------------------------------------------------------------------------------------
Variable Funding Capital (Wachovia Bank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/03/04; Cost $74,847,896)
  1.49%                                                   09/21/04     75,000       74,937,917
----------------------------------------------------------------------------------------------
  (Acquired 08/24/04; Cost $199,743,333)
  1.54%                                                   09/23/04    200,000      199,811,778
==============================================================================================
                                                                                 1,159,376,133
==============================================================================================
ASSET-BACKED SECURITIES-MULTI-PURPOSE-22.65%

Amsterdam Funding Corp. (ABN AMRO Bank N.V.-ABS Program
  Sponsor)(b)
  (Acquired 08/18/04; Cost $24,969,188)
  1.53%                                                   09/16/04     25,000       24,984,063
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $49,933,694)
  1.54%                                                   09/17/04     50,000       49,965,778
----------------------------------------------------------------------------------------------
  (Acquired 08/03/04; Cost $75,848,000)
  1.50%                                                   09/20/04     76,000       75,939,833
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $24,957,222)
  1.54%                                                   09/21/04     25,000       24,978,611
----------------------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 07/30/04; Cost $23,952,320)
  1.49%                                                   09/16/04     24,000       23,985,100
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $99,796,333)
  1.56%                                                   09/27/04    100,000       99,887,333
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $49,896,000)
  1.56%                                                   09/28/04     50,000       49,941,500
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $49,893,833)
  1.56%                                                   09/29/04     50,000       49,939,333
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

CRC Funding LLC (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 08/03/04; Cost $95,820,000)
  1.50%                                                   09/17/04   $ 96,000   $   95,936,000
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $99,767,250)
  1.47%                                                   09/21/04    100,000       99,918,333
----------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/06/04; Cost $171,745,822)
  1.52%                                                   09/10/04    172,000      171,934,640
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $114,832,739)
  1.54%                                                   09/14/04    115,000      114,936,047
----------------------------------------------------------------------------------------------
Gemini Securitization Corp. LLC (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 08/10/04; Cost $84,877,175)
  1.53%                                                   09/13/04     85,000       84,956,650
----------------------------------------------------------------------------------------------
Mont Blanc Capital Corp. (ING Bank-ABS Program
  Sponsor)(b)
  (Acquired 08/25/04; Cost $39,942,800)
  1.56%                                                   09/27/04     40,000       39,954,933
----------------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/12/04; Cost $45,758,483)
  1.53%                                                   09/09/04     45,813       45,797,424
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $65,015,769)
  1.53%                                                   09/10/04     65,096       65,071,101
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $37,103,145)
  1.53%                                                   09/17/04     37,160       37,134,731
----------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/11/04; Cost $69,631,564)
  1.54%                                                   09/13/04     69,730       69,694,205
----------------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank PLC-ABS
  Program Sponsor)(b)
  (Acquired 08/06/04; Cost $51,938,524)
  1.52%                                                   09/03/04     52,000       51,995,609
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $24,970,056)
  1.54%                                                   09/14/04     25,000       24,986,097
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $24,968,986)
  1.54%                                                   09/15/04     25,000       24,985,028
----------------------------------------------------------------------------------------------
  (Acquired 08/19/04; Cost $66,849,833)
  1.54%                                                   09/16/04     66,930       66,887,053
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp. (ABN AMRO Bank N.V.-ABS Program
  Sponsor)(b)
  (Acquired 08/12/04; Cost $24,962,569)
  1.54%                                                   09/16/04   $ 25,000   $   24,983,958
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $24,966,847)
  1.54%                                                   09/17/04     25,000       24,982,889
==============================================================================================
                                                                                 1,443,776,249
==============================================================================================

ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/SECURITY ARBITRAGE-1.96%

Klio Funding Corp. (Bear Stearns Asset Management
  Inc.-ABS Program Sponsor)(b)
  (Acquired 08/19/04; Cost $50,198,410)
  1.55%                                                   09/16/04     50,259       50,226,541
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $74,787,192)
  1.52%                                                   09/23/04     74,942       74,871,776
==============================================================================================
                                                                                   125,098,317
==============================================================================================

ASSET-BACKED SECURITIES-TRADE RECEIVABLES-7.04%

Blue Ridge Asset Funding Corp. (Wachovia Bank N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/10/04; Cost $99,872,500)
  1.53%                                                   09/09/04    100,000       99,966,000
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $174,747,125)
  1.53%                                                   09/16/04    175,000      174,888,438
----------------------------------------------------------------------------------------------
Ciesco, LLC (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 07/26/04; Cost $23,951,980)
  1.47%                                                   09/13/04     24,000       23,988,240
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $74,882,500)
  1.47%                                                   09/20/04     75,000       74,941,813
----------------------------------------------------------------------------------------------
New Center Asset Trust-Series A-1+ (General Motors
  Acceptance Corp.-ABS Program Sponsor)
  1.53%                                                   09/24/04     75,000       74,926,688
==============================================================================================
                                                                                   448,711,179
==============================================================================================

CONSUMER FINANCE-7.44%

Household Finance Corp.
  1.51%                                                   09/17/04     75,000       74,949,667
----------------------------------------------------------------------------------------------
  1.53%                                                   09/22/04    200,000      199,821,500
----------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  1.51%                                                   09/09/04    100,000       99,966,444
----------------------------------------------------------------------------------------------
  1.51%                                                   09/17/04    100,000       99,932,889
==============================================================================================
                                                                                   474,670,500
==============================================================================================

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------

DIVERSIFIED CAPITAL MARKETS-1.49%

Citigroup Global Markets Holdings Inc.
  1.50%                                                   09/21/04   $ 95,000   $   94,920,833
==============================================================================================

INDUSTRIAL CONGLOMERATES-1.57%

General Electric Co.
  1.49%                                                   09/21/04    100,000       99,917,222
==============================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.57%

General Electric Capital Corp.
  1.48%                                                   09/17/04    100,000       99,934,222
==============================================================================================
    Total Commercial Paper (Cost $4,361,639,369)                                 4,361,639,369
==============================================================================================

MASTER NOTE AGREEMENTS-4.63%

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/23/04; Cost $295,000,000)
  1.70%(b)(d)(e)                                          02/23/05    295,000      295,000,000
==============================================================================================

CERTIFICATES OF DEPOSIT-3.92%

Wells Fargo Bank, N.A. (Cost $250,000,000)
  1.52%                                                   09/08/04    250,000      250,000,000
==============================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.02%

FEDERAL HOME LOAN BANK (FHLB)-0.02%

Unsec. Disc. Notes, 1.47% (Cost $1,310,000)(a)            09/01/04      1,310        1,310,000
==============================================================================================
    Total Investments (excluding Repurchase Agreements)
      (Cost $4,907,949,369)                                                      4,907,949,369
==============================================================================================

REPURCHASE AGREEMENTS-23.12%

ABN AMRO Bank N.V.-New York Branch (Netherlands)
  1.55%(f)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch (Canada)
  1.55%(g)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United Kingdom)
  1.58%(h)                                                09/01/04     77,698       77,697,652
----------------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch (France)
  1.58%(i)                                                09/01/04     98,000       98,000,000
----------------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York Branch
  (Switzerland)
  1.55%(j)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch (Germany)
  1.55%(k)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  1.62%(l)                                                09/01/04    275,000      275,000,000
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

JPMorgan Securities Inc.
  1.58%(m)                                                09/01/04   $100,000   $  100,000,000
----------------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.55%(n)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.58%(o)                                                09/01/04     98,000       98,000,000
----------------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.58%(p)                                                09/01/04     25,000       25,000,000
----------------------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.56%(q)                                                09/01/04    500,000      500,000,000
----------------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.55%(r)                                                09/01/04     50,000       50,000,000
==============================================================================================
    Total Repurchase Agreements (Cost $1,473,697,652)                            1,473,697,652
==============================================================================================
TOTAL INVESTMENTS-100.11% (Cost $6,381,647,021)(s)                               6,381,647,021
==============================================================================================
OTHER ASSETS LESS LIABILITIES-(0.11%)                                               (6,976,816)
==============================================================================================
NET ASSETS-100.00%                                                              $6,374,670,205
______________________________________________________________________________________________
==============================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2004 was $3,812,269,904, which represented 59.80% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and interest are secured by bond insurance provided by MBIA Insurance Corp.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/04.
(f) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $289,098,000 U.S. Treasury obligations, 1.50% to 12.50% due 11/15/04 to 08/15/17 with an aggregate market value at 08/31/04 of $306,001,099. The amount to be received upon repurchase by the Fund is $50,002,153.
(g) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $298,515,000 U.S. Treasury obligations, 2.38% to 7.25% due 07/31/06 to 08/15/28 with an aggregate market value at 08/31/04 of $306,000,750. The amount to be received upon repurchase by the Fund is $50,002,153.

(h) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at 08/31/04 of $603,437,546. The amount to be received upon repurchase by the Fund is $77,701,062.
(i) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $216,646,000 U.S. Government obligations, 5.88% to 7.25% due 01/15/10 to 03/21/11 with an aggregate market value at 08/31/04 of $255,000,902. The amount to be received upon repurchase by the Fund is $98,004,301.
(j) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $300,819,000 U.S. Treasury obligations, 2.75% to 3.88% due 07/31/06 to 05/15/09 with an aggregate market value at 08/31/04 of $306,004,674. The amount to be received upon repurchase by the Fund is $50,002,153.
(k) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $253,156,000 U.S. Treasury obligations, 3.13% to 11.75% due 05/15/07 to 02/15/23 with an aggregate market value at 08/31/04 of $306,000,823. The amount to be received upon repurchase by the Fund is $50,002,153.
(l) Repurchase agreement entered into 08/31/04 with a maturing value of $275,012,394. Collateralized by $279,556,792 corporate and municipal obligations, 0% to 6.55% due 06/01/05 to 07/01/35 with an aggregate market value at 08/31/04 of $288,750,001.
(m) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $264,065,000 U.S. Government obligations, 0% to 9.38% due 02/01/05 to 08/04/28 with an aggregate market value at 08/31/04 of $255,002,677. The amount to be received upon repurchase by the Fund is $100,004,389.
(n) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $735,941,125 U.S. Treasury obligations, 0% to 8.75% due 02/15/16 to 11/15/26 with an aggregate market value at 08/31/04 of $306,000,297. The amount to be received upon repurchase by the Fund is $50,002,153.
(o) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $235,285,000 U.S. Government obligations, 4.72% to 7.00% due 05/19/09 to 05/06/13 with an aggregate market value at 08/31/04 of $255,004,814. The amount to be received upon repurchase by the Fund is $98,004,301.
(p) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $175,007,681. Collateralized by $785,150,000 U.S. Government obligations, 0% due 01/15/11 to 09/08/28 with an aggregate market value at 08/31/04 of $178,502,647. The amount to be received upon repurchase by the Fund is $25,001,097.
(q) Repurchase agreement entered into 08/31/04 with a maturing value of $500,021,667. Collateralized by $627,653,331 U.S. Government obligations, 2.49% to 7.00% due 01/01/07 to 09/01/34 with an aggregate market value at 08/31/04 of $510,000,000.
(r) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $239,856,000 U.S. Treasury obligations, 7.25% to 7.50% due 05/15/16 to 11/15/16 with an aggregate market value at 08/31/04 of $306,001,095. The amount to be received upon repurchase by the Fund is $50,002,153.
(s) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost $4,907,949,369)  $4,907,949,369
---------------------------------------------
Repurchase agreements (cost
  $1,473,697,652)               1,473,697,652
=============================================
    Total investments (cost
      $6,381,647,021)           6,381,647,021
=============================================
Receivables for:
  Interest                            428,717
---------------------------------------------
  Amount due from advisor              96,986
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    379,851
---------------------------------------------
Other assets                          251,569
=============================================
    Total assets                6,382,804,144
_____________________________________________
=============================================

LIABILITIES:

Payables for:
  Dividends                         6,777,892
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                  766,597
---------------------------------------------
Accrued distribution fees             295,751
---------------------------------------------
Accrued trustees' fees                  7,801
---------------------------------------------
Accrued transfer agent fees           170,469
---------------------------------------------
Accrued operating expenses            115,429
=============================================
    Total liabilities               8,133,939
=============================================
Net assets applicable to
  shares outstanding           $6,374,670,205
_____________________________________________
=============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $6,373,894,890
---------------------------------------------
  Undistributed net
    investment income                 779,248
---------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities              (3,933)
=============================================
                               $6,374,670,205
_____________________________________________
=============================================

NET ASSETS:

Institutional Class            $5,038,959,978
_____________________________________________
=============================================
Private Investment Class       $  393,619,264
_____________________________________________
=============================================
Personal Investment Class      $  111,924,762
_____________________________________________
=============================================
Cash Management Class          $  570,064,083
_____________________________________________
=============================================
Reserve Class                  $  108,318,676
_____________________________________________
=============================================
Resource Class                 $  151,783,442
_____________________________________________
=============================================

SHARES OUTSTANDING, $0.01 PAR
  VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES
  AUTHORIZED:

Institutional Class             5,039,508,503
_____________________________________________
=============================================
Private Investment Class          393,723,918
_____________________________________________
=============================================
Personal Investment Class         111,879,267
_____________________________________________
=============================================
Cash Management Class             570,129,651
_____________________________________________
=============================================
Reserve Class                     108,327,403
_____________________________________________
=============================================
Resource Class                    151,756,132
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $70,207,609
=========================================================================

EXPENSES:

Advisory fees                                                   9,335,764
-------------------------------------------------------------------------
Administrative services fees                                      686,715
-------------------------------------------------------------------------
Custodian fees                                                    255,456
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,110,771
-------------------------------------------------------------------------
  Personal Investment Class                                       921,230
-------------------------------------------------------------------------
  Cash Management Class                                           486,900
-------------------------------------------------------------------------
  Reserve Class                                                   902,349
-------------------------------------------------------------------------
  Resource Class                                                  223,359
-------------------------------------------------------------------------
Transfer agent fees                                             1,042,961
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                            110,203
-------------------------------------------------------------------------
Other                                                             485,732
=========================================================================
    Total expenses                                             16,561,440
=========================================================================
Less: Fees waived and expenses reimbursed                      (5,795,623)
=========================================================================
    Net expenses                                               10,765,817
=========================================================================
Net investment income                                          59,441,792
=========================================================================
Net realized gain (loss) from investment securities                (2,920)
=========================================================================
Net increase in net assets resulting from operations          $59,438,872
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   59,441,792    $   97,285,796
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 (2,920)               --
==============================================================================================
    Net increase in net assets resulting from operations          59,438,872        97,285,796
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (50,736,984)      (79,265,979)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (3,040,636)       (4,790,723)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (571,339)       (1,135,614)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (4,637,801)       (9,794,878)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     (140,187)         (602,071)
----------------------------------------------------------------------------------------------
  Resource Class                                                    (965,008)       (1,696,366)
==============================================================================================
    Decrease in net assets resulting from distributions          (60,091,955)      (97,285,631)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (549,615,839)     (341,182,886)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (167,157,350)       61,372,457
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (21,780,861)      (43,774,130)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           33,417,116      (437,330,384)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    4,646,266       (42,828,014)
----------------------------------------------------------------------------------------------
  Resource Class                                                  63,537,392      (125,390,496)
==============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                        (636,953,276)     (929,133,453)
==============================================================================================
    Net increase (decrease) in net assets                       (637,606,359)     (929,133,288)
==============================================================================================

NET ASSETS:

  Beginning of year                                            7,012,276,564     7,941,409,852
==============================================================================================
  End of year (including undistributed net investment income of $779,248 and $1,430,149 for 2004 and 2003,
    respectively)                                             $6,374,670,205    $7,012,276,564
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the

     Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the year ended August 31, 2004, AIM waived fees of $4,445,465.

    For the year ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $832 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $686,715 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $927,375 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,266,463, $675,569, $389,520, $785,044 and $178,687, respectively, after FMC waived Plan fees of $844,308, $245,661, $97,380, $117,305 and $44,672, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $20,457 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $60,091,955    $97,285,631
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                     2004
------------------------------------------------------------------------------
Undistributed ordinary income                                   $    1,460,908
------------------------------------------------------------------------------
Temporary book/tax differences                                        (681,659)
------------------------------------------------------------------------------
Capital loss carryforward                                               (1,014)
------------------------------------------------------------------------------
Post-October capital loss deferral                                      (2,920)
------------------------------------------------------------------------------
Shares of beneficial interest                                    6,373,894,890
==============================================================================
    Total net assets                                            $6,374,670,205
______________________________________________________________________________
==============================================================================

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward for tax purposes as of August 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications, on August 31, 2004 undistributed net investment income was decreased by $738 and undistributed net realized gain (loss) was increased by $738. This reclassification has no affect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                     CHANGES IN SHARES OUTSTANDING(A)
----------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2004                                   2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            26,718,533,040    $ 26,718,533,040     39,538,699,529    $ 39,538,699,529
----------------------------------------------------------------------------------------------------------
  Private Investment Class        2,322,510,291       2,322,510,291      2,361,767,415       2,361,767,415
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       1,677,786,377       1,677,786,377      1,713,575,941       1,713,575,941
----------------------------------------------------------------------------------------------------------
  Cash Management Class           2,674,567,144       2,674,567,144      4,401,672,934       4,401,672,934
----------------------------------------------------------------------------------------------------------
  Reserve Class                   1,019,006,055       1,019,006,055      5,302,349,656       5,302,349,656
----------------------------------------------------------------------------------------------------------
  Resource Class                    631,748,856         631,748,856        831,814,148         831,814,148
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 3,671,895           3,671,895          5,289,215           5,289,215
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,204,879           1,204,879          2,463,410           2,463,410
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             409,929             409,929          1,073,144           1,073,144
----------------------------------------------------------------------------------------------------------
  Cash Management Class               1,072,245           1,072,245          3,808,779           3,808,779
----------------------------------------------------------------------------------------------------------
  Reserve Class                          98,831              98,831            616,859             616,859
----------------------------------------------------------------------------------------------------------
  Resource Class                        712,880             712,880          1,719,060           1,719,060
==========================================================================================================
Reacquired:
  Institutional Class           (27,271,820,774)    (27,271,820,774)   (39,885,171,630)    (39,885,171,630)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (2,490,872,520)     (2,490,872,520)    (2,302,858,368)     (2,302,858,368)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (1,699,977,167)     (1,699,977,167)    (1,758,423,215)     (1,758,423,215)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (2,642,222,273)     (2,642,222,273)    (4,842,812,097)     (4,842,812,097)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (1,014,458,620)     (1,014,458,620)    (5,345,794,529)     (5,345,794,529)
----------------------------------------------------------------------------------------------------------
  Resource Class                   (568,924,344)       (568,924,344)      (958,923,704)       (958,923,704)
==========================================================================================================
                                   (636,953,276)   $   (636,953,276)      (929,133,453)   $   (929,133,453)
__________________________________________________________________________________________________________
==========================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 11.80% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

      38.22% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         INSTITUTIONAL CLASS
                                ----------------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                ----------------------------------------------------------------------
                                   2004             2003          2002          2001          2000
------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $     1.00       $     1.00    $     1.00    $     1.00    $      1.00
------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income               0.01             0.01          0.02          0.05           0.06
------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  (0.00)              --         (0.00)         0.00             --
======================================================================================================
    Total from investment
      operations                      0.01             0.01          0.02          0.05           0.06
======================================================================================================
Less dividends from net
  investment income                  (0.01)           (0.01)        (0.02)        (0.05)         (0.06)
======================================================================================================
Net asset value, end of period  $     1.00       $     1.00    $     1.00    $     1.00    $      1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                       1.02%            1.27%         2.01%         5.46%          6.08%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $5,038,960       $5,589,108    $5,930,291    $7,840,199    $11,874,103
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements            0.12%(b)         0.10%         0.10%         0.09%          0.09%
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements            0.19%(b)         0.18%         0.14%         0.09%          0.09%
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income
  to average net assets               1.01%(b)         1.28%         2.05%         5.41%          5.94%
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $4,990,043,244.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PRIVATE INVESTMENT CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.06
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)            --       (0.00)       0.00          --
=================================================================================================
    Total from investment operations      0.01           0.01        0.02        0.05        0.06
=================================================================================================
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.72%          0.97%       1.70%       5.14%       5.76%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $393,619       $560,825    $499,452    $572,597    $470,368
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.42%(b)       0.40%       0.40%       0.39%       0.39%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.69%(b)       0.68%       0.64%       0.59%       0.59%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.71%(b)       0.98%       1.75%       5.11%       5.64%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $422,154,201.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PERSONAL INVESTMENT CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.05
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)            --       (0.00)       0.00          --
=================================================================================================
    Total from investment operations      0.01           0.01        0.02        0.05        0.05
=================================================================================================
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.05)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.47%          0.72%       1.50%       4.93%       5.55%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $111,925       $133,719    $177,493    $216,286    $142,235
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.67%(b)       0.65%       0.60%       0.59%       0.59%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.94%(b)       0.93%       0.89%       0.84%       0.84%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.46%(b)       0.73%       1.55%       4.91%       5.44%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $122,830,641.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        CASH MANAGEMENT CLASS
                                   ---------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                   ---------------------------------------------------------------
                                     2004           2003        2002         2001          2000
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $   1.00       $   1.00    $   1.00    $     1.00    $     1.00
--------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                0.01           0.01        0.02          0.05          0.06
--------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized and
    unrealized)                       (0.00)            --       (0.00)         0.00            --
==================================================================================================
    Total from investment
      operations                       0.01           0.01        0.02          0.05          0.06
==================================================================================================
Less dividends from net
  investment income                   (0.01)         (0.01)      (0.02)        (0.05)        (0.06)
==================================================================================================
Net asset value, end of period     $   1.00       $   1.00    $   1.00    $     1.00    $     1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                        0.94%          1.19%       1.93%         5.37%         6.00%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $570,064       $536,685    $974,016    $1,139,775    $1,157,412
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                     0.20%(b)       0.18%       0.18%         0.17%         0.17%
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements             0.29%(b)       0.28%       0.24%         0.19%         0.19%
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to
  average net assets                   0.93%(b)       1.20%       1.97%         5.33%         5.86%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $486,899,983.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                            RESOURCE CLASS
                                      ----------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------
                                        2004          2003        2002        2001        2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01          0.01        0.02        0.05        0.06
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)           --       (0.00)       0.00          --
================================================================================================
    Total from investment operations      0.01          0.01        0.02        0.05        0.06
================================================================================================
Less dividends from net investment
  income                                 (0.01)        (0.01)      (0.02)      (0.05)      (0.06)
================================================================================================
Net asset value, end of period        $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                           0.86%         1.11%       1.85%       5.29%       5.91%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $151,783       $88,259    $213,654    $453,601    $563,431
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.28%(b)      0.26%       0.26%       0.25%       0.25%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.39%(b)      0.38%       0.34%       0.29%       0.29%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                      0.85%(b)      1.12%       1.89%       5.25%       5.78%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $111,679,432.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                             RESERVE CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                  0.001          0.004        0.01        0.05        0.05
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)            --       (0.00)       0.00          --
=================================================================================================
    Total from investment operations     0.001          0.004        0.01        0.05        0.05
=================================================================================================
Less dividends from net investment
  income                                (0.001)        (0.004)      (0.01)      (0.05)      (0.05)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.15%          0.40%       1.19%       4.62%       5.24%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $108,319       $103,681    $146,505    $144,449    $131,370
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.99%(b)       0.97%       0.90%       0.89%       0.89%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        1.19%(b)       1.18%       1.14%       1.09%       1.09%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.14%(b)       0.41%       1.25%       4.61%       5.14%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $90,234,906.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of STIC Prime Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of STIC Prime Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of STIC Prime Portfolio (formerly Prime Portfolio), ("Fund"), a portfolio of Short-Term Investments Trust ("Trust"), (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                      WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR       AUTHORITY
---------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  21,829,977,162    10,479,118
      Frank S. Bayley..............................  21,830,154,550    10,301,730
      James T. Bunch...............................  21,830,155,266    10,301,014
      Bruce L. Crockett............................  21,830,154,531    10,301,749
      Albert R. Dowden.............................  21,830,154,371    10,301,909
      Edward K. Dunn, Jr. .........................  21,830,154,550    10,301,730
      Jack M. Fields...............................  21,830,155,247    10,301,033
      Carl Frischling..............................  21,830,155,266    10,301,014
      Robert H. Graham.............................  21,830,155,266    10,301,014
      Gerald J. Lewis..............................  21,830,155,266    10,301,014
      Prema Mathai-Davis...........................  21,830,155,266    10,301,014
      Lewis F. Pennock.............................  21,830,155,266    10,301,014
      Ruth H. Quigley..............................  21,830,155,087    10,301,193
      Louis S. Sklar...............................  21,830,155,266    10,301,014
      Larry Soll, Ph.D.............................  21,830,151,370    10,304,910
      Mark H. Williamson...........................  21,830,155,266    10,301,014

                                                                    VOTES        WITHHELD/
      MATTER                                       VOTES FOR       AGAINST      ABSTENTIONS
--------------------------------------------------------------------------------------------
(2)*  Approval of an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as new series
      portfolio of Short-Term Investments
      Trust, an existing Delaware statutory
      trust and, in connection therewith, the
      sale of all of Company's assets and the
      dissolution of Company as a Maryland
      corporation..............................  20,735,454,099   63,566,040   1,041,436,141**

 * Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Company, Inc.

** Includes Broker Non-Votes

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)

                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)

                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.

                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company

                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.

                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.
REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid, 0.01% was derived from U.S. Treasury Obligations.

                        ANNUAL REPORT / AUGUST 31, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                              STIC PRIME PORTFOLIO

                               INSTITUTIONAL CLASS


A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.


                      [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--


                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--


PRM-AR-1

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--Registered Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P
                    500--Registered Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and 1-7 30.9%there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust STIC Prime Portfolio's Institutional Class seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 10- to 25-day range; at the close of the reporting period, the WAM stood at 13 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Institutional Class stood at $5.0 billion.


========================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                             30.9%

8-14                            19.1

15-21                           29.9

22-28                           19.3

29-35                            0.8

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================


                      [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                                                                     (continued)

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The STIC Prime Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations bank obligations, commercial paper and selected repurchase-agreement securities.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



================================================================================
       The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMinvestments.com FOR THE MOST RECENT MONTH-END PERFORMANCE.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

==============================================================================================
                                                                           HYPOTHETICAL
                                              ACTUAL                    (5% ANNUAL RETURN
                                                                         BEFORE EXPENSES)

                    BEGINNING         ENDING         EXPENSES         ENDING        EXPENSES
                  ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE   PAID DURING
                   (03/01/04)      (08/31/04)(1)     PERIOD(2)      (08/31/04)      PERIOD(2)

INSTITUTIONAL      $1,000.00         $1,005.40         $0.60        $1,024.53         $0.61

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.54% for Institutional class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.12% for Institutional class shares) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
==============================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------

COMMERCIAL PAPER-68.42%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/ LEASES-3.92%

Fountain Square Commercial Funding Corp. (Fifth Third
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/12/04; Cost $49,940,111)
  1.54%                                                   09/09/04   $ 50,000   $   49,982,889
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $99,846,000)
  1.54%                                                   09/16/04    100,000       99,935,833
----------------------------------------------------------------------------------------------
  (Acquired 08/23/04; Cost $99,863,111)
  1.54%                                                   09/24/04    100,000       99,901,611
==============================================================================================
                                                                                   249,820,333
==============================================================================================
ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-2.59%

Delaware Funding Co., LLC (Morgan Guaranty-ABS Program
  Sponsor)(b)
  (Acquired 08/10/04; Cost $51,002,846)
  1.53%                                                   09/15/04     51,081       51,050,607
----------------------------------------------------------------------------------------------
Old Line Funding, LLC (Royal Bank of Canada-ABS Program
  Sponsor)(b)
  (Acquired 07/28/04; Cost $25,177,180)
  1.48%                                                   09/15/04     25,228       25,213,480
----------------------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Royal Bank of Canada-ABS
  Program Sponsor)(b)
  (Acquired 08/18/04; Cost $30,226,548)
  1.53%                                                   09/20/04     30,269       30,244,558
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $34,918,538)
  1.47%                                                   09/21/04     35,000       34,971,417
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $23,897,881)
  1.48%                                                   09/22/04     23,955       23,934,319
==============================================================================================
                                                                                   165,414,381
==============================================================================================
ASSET-BACKED SECURITIES-FULLY BACKED-18.19%

Aspen Funding Corp. (Deutsche Bank A.G.-ABS Program
  Sponsor)(b)
  (Acquired 07/27/04; Cost $114,739,972)
  1.48%                                                   09/20/04    115,000      114,910,172
----------------------------------------------------------------------------------------------
  (Acquired 08/04/04; Cost $69,856,131)
  1.51%                                                   09/22/04     70,000       69,938,342
----------------------------------------------------------------------------------------------
Govco, Inc. (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 07/30/04; Cost $69,864,744)
  1.48%                                                   09/15/04     70,000       69,959,711
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Kitty Hawk Funding Corp. (Bank of America N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/10/04; Cost $119,841,900)
  1.53%                                                   09/10/04   $120,000   $  119,954,100
----------------------------------------------------------------------------------------------
Legacy Capital Co., LLC (Liberty Hampshire, Co., LLC
  (The)-ABS Program Sponsor)(b)
  (Acquired 08/12/04; Cost $249,555,833)
  1.56%                                                   09/23/04    250,000      249,761,667
----------------------------------------------------------------------------------------------
  (Acquired 08/25/04; Cost $49,925,861)
  1.57%                                                   09/28/04     50,000       49,941,125
----------------------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.-ABS Program
  Sponsor)(b)(c)
  (Acquired 07/27/04; Cost $59,864,333)
  1.48%                                                   09/20/04     60,000       59,953,133
----------------------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/04/04; Cost $150,031,733)
  1.51%                                                   09/07/04    150,246      150,208,188
----------------------------------------------------------------------------------------------
Variable Funding Capital (Wachovia Bank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/03/04; Cost $74,847,896)
  1.49%                                                   09/21/04     75,000       74,937,917
----------------------------------------------------------------------------------------------
  (Acquired 08/24/04; Cost $199,743,333)
  1.54%                                                   09/23/04    200,000      199,811,778
==============================================================================================
                                                                                 1,159,376,133
==============================================================================================
ASSET-BACKED SECURITIES-MULTI-PURPOSE-22.65%

Amsterdam Funding Corp. (ABN AMRO Bank N.V.-ABS Program
  Sponsor)(b)
  (Acquired 08/18/04; Cost $24,969,188)
  1.53%                                                   09/16/04     25,000       24,984,063
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $49,933,694)
  1.54%                                                   09/17/04     50,000       49,965,778
----------------------------------------------------------------------------------------------
  (Acquired 08/03/04; Cost $75,848,000)
  1.50%                                                   09/20/04     76,000       75,939,833
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $24,957,222)
  1.54%                                                   09/21/04     25,000       24,978,611
----------------------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 07/30/04; Cost $23,952,320)
  1.49%                                                   09/16/04     24,000       23,985,100
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $99,796,333)
  1.56%                                                   09/27/04    100,000       99,887,333
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $49,896,000)
  1.56%                                                   09/28/04     50,000       49,941,500
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $49,893,833)
  1.56%                                                   09/29/04     50,000       49,939,333
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

CRC Funding LLC (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 08/03/04; Cost $95,820,000)
  1.50%                                                   09/17/04   $ 96,000   $   95,936,000
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $99,767,250)
  1.47%                                                   09/21/04    100,000       99,918,333
----------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/06/04; Cost $171,745,822)
  1.52%                                                   09/10/04    172,000      171,934,640
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $114,832,739)
  1.54%                                                   09/14/04    115,000      114,936,047
----------------------------------------------------------------------------------------------
Gemini Securitization Corp. LLC (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 08/10/04; Cost $84,877,175)
  1.53%                                                   09/13/04     85,000       84,956,650
----------------------------------------------------------------------------------------------
Mont Blanc Capital Corp. (ING Bank-ABS Program
  Sponsor)(b)
  (Acquired 08/25/04; Cost $39,942,800)
  1.56%                                                   09/27/04     40,000       39,954,933
----------------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/12/04; Cost $45,758,483)
  1.53%                                                   09/09/04     45,813       45,797,424
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $65,015,769)
  1.53%                                                   09/10/04     65,096       65,071,101
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $37,103,145)
  1.53%                                                   09/17/04     37,160       37,134,731
----------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/11/04; Cost $69,631,564)
  1.54%                                                   09/13/04     69,730       69,694,205
----------------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank PLC-ABS
  Program Sponsor)(b)
  (Acquired 08/06/04; Cost $51,938,524)
  1.52%                                                   09/03/04     52,000       51,995,609
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $24,970,056)
  1.54%                                                   09/14/04     25,000       24,986,097
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $24,968,986)
  1.54%                                                   09/15/04     25,000       24,985,028
----------------------------------------------------------------------------------------------
  (Acquired 08/19/04; Cost $66,849,833)
  1.54%                                                   09/16/04     66,930       66,887,053
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp. (ABN AMRO Bank N.V.-ABS Program
  Sponsor)(b)
  (Acquired 08/12/04; Cost $24,962,569)
  1.54%                                                   09/16/04   $ 25,000   $   24,983,958
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $24,966,847)
  1.54%                                                   09/17/04     25,000       24,982,889
==============================================================================================
                                                                                 1,443,776,249
==============================================================================================

ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/SECURITY ARBITRAGE-1.96%

Klio Funding Corp. (Bear Stearns Asset Management
  Inc.-ABS Program Sponsor)(b)
  (Acquired 08/19/04; Cost $50,198,410)
  1.55%                                                   09/16/04     50,259       50,226,541
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $74,787,192)
  1.52%                                                   09/23/04     74,942       74,871,776
==============================================================================================
                                                                                   125,098,317
==============================================================================================

ASSET-BACKED SECURITIES-TRADE RECEIVABLES-7.04%

Blue Ridge Asset Funding Corp. (Wachovia Bank N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/10/04; Cost $99,872,500)
  1.53%                                                   09/09/04    100,000       99,966,000
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $174,747,125)
  1.53%                                                   09/16/04    175,000      174,888,438
----------------------------------------------------------------------------------------------
Ciesco, LLC (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 07/26/04; Cost $23,951,980)
  1.47%                                                   09/13/04     24,000       23,988,240
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $74,882,500)
  1.47%                                                   09/20/04     75,000       74,941,813
----------------------------------------------------------------------------------------------
New Center Asset Trust-Series A-1+ (General Motors
  Acceptance Corp.-ABS Program Sponsor)
  1.53%                                                   09/24/04     75,000       74,926,688
==============================================================================================
                                                                                   448,711,179
==============================================================================================

CONSUMER FINANCE-7.44%

Household Finance Corp.
  1.51%                                                   09/17/04     75,000       74,949,667
----------------------------------------------------------------------------------------------
  1.53%                                                   09/22/04    200,000      199,821,500
----------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  1.51%                                                   09/09/04    100,000       99,966,444
----------------------------------------------------------------------------------------------
  1.51%                                                   09/17/04    100,000       99,932,889
==============================================================================================
                                                                                   474,670,500
==============================================================================================

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------

DIVERSIFIED CAPITAL MARKETS-1.49%

Citigroup Global Markets Holdings Inc.
  1.50%                                                   09/21/04   $ 95,000   $   94,920,833
==============================================================================================

INDUSTRIAL CONGLOMERATES-1.57%

General Electric Co.
  1.49%                                                   09/21/04    100,000       99,917,222
==============================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.57%

General Electric Capital Corp.
  1.48%                                                   09/17/04    100,000       99,934,222
==============================================================================================
    Total Commercial Paper (Cost $4,361,639,369)                                 4,361,639,369
==============================================================================================

MASTER NOTE AGREEMENTS-4.63%

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/23/04; Cost $295,000,000)
  1.70%(b)(d)(e)                                          02/23/05    295,000      295,000,000
==============================================================================================

CERTIFICATES OF DEPOSIT-3.92%

Wells Fargo Bank, N.A. (Cost $250,000,000)
  1.52%                                                   09/08/04    250,000      250,000,000
==============================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.02%

FEDERAL HOME LOAN BANK (FHLB)-0.02%

Unsec. Disc. Notes, 1.47% (Cost $1,310,000)(a)            09/01/04      1,310        1,310,000
==============================================================================================
    Total Investments (excluding Repurchase Agreements)
      (Cost $4,907,949,369)                                                      4,907,949,369
==============================================================================================

REPURCHASE AGREEMENTS-23.12%

ABN AMRO Bank N.V.-New York Branch (Netherlands)
  1.55%(f)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch (Canada)
  1.55%(g)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United Kingdom)
  1.58%(h)                                                09/01/04     77,698       77,697,652
----------------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch (France)
  1.58%(i)                                                09/01/04     98,000       98,000,000
----------------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York Branch
  (Switzerland)
  1.55%(j)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch (Germany)
  1.55%(k)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  1.62%(l)                                                09/01/04    275,000      275,000,000
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

JPMorgan Securities Inc.
  1.58%(m)                                                09/01/04   $100,000   $  100,000,000
----------------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.55%(n)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.58%(o)                                                09/01/04     98,000       98,000,000
----------------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.58%(p)                                                09/01/04     25,000       25,000,000
----------------------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.56%(q)                                                09/01/04    500,000      500,000,000
----------------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.55%(r)                                                09/01/04     50,000       50,000,000
==============================================================================================
    Total Repurchase Agreements (Cost $1,473,697,652)                            1,473,697,652
==============================================================================================
TOTAL INVESTMENTS-100.11% (Cost $6,381,647,021)(s)                               6,381,647,021
==============================================================================================
OTHER ASSETS LESS LIABILITIES-(0.11%)                                               (6,976,816)
==============================================================================================
NET ASSETS-100.00%                                                              $6,374,670,205
______________________________________________________________________________________________
==============================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2004 was $3,812,269,904, which represented 59.80% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and interest are secured by bond insurance provided by MBIA Insurance Corp.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/04.
(f) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $289,098,000 U.S. Treasury obligations, 1.50% to 12.50% due 11/15/04 to 08/15/17 with an aggregate market value at 08/31/04 of $306,001,099. The amount to be received upon repurchase by the Fund is $50,002,153.
(g) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $298,515,000 U.S. Treasury obligations, 2.38% to 7.25% due 07/31/06 to 08/15/28 with an aggregate market value at 08/31/04 of $306,000,750. The amount to be received upon repurchase by the Fund is $50,002,153.

(h) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at 08/31/04 of $603,437,546. The amount to be received upon repurchase by the Fund is $77,701,062.
(i) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $216,646,000 U.S. Government obligations, 5.88% to 7.25% due 01/15/10 to 03/21/11 with an aggregate market value at 08/31/04 of $255,000,902. The amount to be received upon repurchase by the Fund is $98,004,301.
(j) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $300,819,000 U.S. Treasury obligations, 2.75% to 3.88% due 07/31/06 to 05/15/09 with an aggregate market value at 08/31/04 of $306,004,674. The amount to be received upon repurchase by the Fund is $50,002,153.
(k) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $253,156,000 U.S. Treasury obligations, 3.13% to 11.75% due 05/15/07 to 02/15/23 with an aggregate market value at 08/31/04 of $306,000,823. The amount to be received upon repurchase by the Fund is $50,002,153.
(l) Repurchase agreement entered into 08/31/04 with a maturing value of $275,012,394. Collateralized by $279,556,792 corporate and municipal obligations, 0% to 6.55% due 06/01/05 to 07/01/35 with an aggregate market value at 08/31/04 of $288,750,001.
(m) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $264,065,000 U.S. Government obligations, 0% to 9.38% due 02/01/05 to 08/04/28 with an aggregate market value at 08/31/04 of $255,002,677. The amount to be received upon repurchase by the Fund is $100,004,389.
(n) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $735,941,125 U.S. Treasury obligations, 0% to 8.75% due 02/15/16 to 11/15/26 with an aggregate market value at 08/31/04 of $306,000,297. The amount to be received upon repurchase by the Fund is $50,002,153.
(o) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $235,285,000 U.S. Government obligations, 4.72% to 7.00% due 05/19/09 to 05/06/13 with an aggregate market value at 08/31/04 of $255,004,814. The amount to be received upon repurchase by the Fund is $98,004,301.
(p) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $175,007,681. Collateralized by $785,150,000 U.S. Government obligations, 0% due 01/15/11 to 09/08/28 with an aggregate market value at 08/31/04 of $178,502,647. The amount to be received upon repurchase by the Fund is $25,001,097.
(q) Repurchase agreement entered into 08/31/04 with a maturing value of $500,021,667. Collateralized by $627,653,331 U.S. Government obligations, 2.49% to 7.00% due 01/01/07 to 09/01/34 with an aggregate market value at 08/31/04 of $510,000,000.
(r) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $239,856,000 U.S. Treasury obligations, 7.25% to 7.50% due 05/15/16 to 11/15/16 with an aggregate market value at 08/31/04 of $306,001,095. The amount to be received upon repurchase by the Fund is $50,002,153.
(s) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost $4,907,949,369)  $4,907,949,369
---------------------------------------------
Repurchase agreements (cost
  $1,473,697,652)               1,473,697,652
=============================================
    Total investments (cost
      $6,381,647,021)           6,381,647,021
=============================================
Receivables for:
  Interest                            428,717
---------------------------------------------
  Amount due from advisor              96,986
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    379,851
---------------------------------------------
Other assets                          251,569
=============================================
    Total assets                6,382,804,144
_____________________________________________
=============================================

LIABILITIES:

Payables for:
  Dividends                         6,777,892
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                  766,597
---------------------------------------------
Accrued distribution fees             295,751
---------------------------------------------
Accrued trustees' fees                  7,801
---------------------------------------------
Accrued transfer agent fees           170,469
---------------------------------------------
Accrued operating expenses            115,429
=============================================
    Total liabilities               8,133,939
=============================================
Net assets applicable to
  shares outstanding           $6,374,670,205
_____________________________________________
=============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $6,373,894,890
---------------------------------------------
  Undistributed net
    investment income                 779,248
---------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities              (3,933)
=============================================
                               $6,374,670,205
_____________________________________________
=============================================

NET ASSETS:

Institutional Class            $5,038,959,978
_____________________________________________
=============================================
Private Investment Class       $  393,619,264
_____________________________________________
=============================================
Personal Investment Class      $  111,924,762
_____________________________________________
=============================================
Cash Management Class          $  570,064,083
_____________________________________________
=============================================
Reserve Class                  $  108,318,676
_____________________________________________
=============================================
Resource Class                 $  151,783,442
_____________________________________________
=============================================

SHARES OUTSTANDING, $0.01 PAR
  VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES
  AUTHORIZED:

Institutional Class             5,039,508,503
_____________________________________________
=============================================
Private Investment Class          393,723,918
_____________________________________________
=============================================
Personal Investment Class         111,879,267
_____________________________________________
=============================================
Cash Management Class             570,129,651
_____________________________________________
=============================================
Reserve Class                     108,327,403
_____________________________________________
=============================================
Resource Class                    151,756,132
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $70,207,609
=========================================================================

EXPENSES:

Advisory fees                                                   9,335,764
-------------------------------------------------------------------------
Administrative services fees                                      686,715
-------------------------------------------------------------------------
Custodian fees                                                    255,456
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,110,771
-------------------------------------------------------------------------
  Personal Investment Class                                       921,230
-------------------------------------------------------------------------
  Cash Management Class                                           486,900
-------------------------------------------------------------------------
  Reserve Class                                                   902,349
-------------------------------------------------------------------------
  Resource Class                                                  223,359
-------------------------------------------------------------------------
Transfer agent fees                                             1,042,961
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                            110,203
-------------------------------------------------------------------------
Other                                                             485,732
=========================================================================
    Total expenses                                             16,561,440
=========================================================================
Less: Fees waived and expenses reimbursed                      (5,795,623)
=========================================================================
    Net expenses                                               10,765,817
=========================================================================
Net investment income                                          59,441,792
=========================================================================
Net realized gain (loss) from investment securities                (2,920)
=========================================================================
Net increase in net assets resulting from operations          $59,438,872
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   59,441,792    $   97,285,796
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 (2,920)               --
==============================================================================================
    Net increase in net assets resulting from operations          59,438,872        97,285,796
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (50,736,984)      (79,265,979)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (3,040,636)       (4,790,723)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (571,339)       (1,135,614)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (4,637,801)       (9,794,878)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     (140,187)         (602,071)
----------------------------------------------------------------------------------------------
  Resource Class                                                    (965,008)       (1,696,366)
==============================================================================================
    Decrease in net assets resulting from distributions          (60,091,955)      (97,285,631)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (549,615,839)     (341,182,886)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (167,157,350)       61,372,457
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (21,780,861)      (43,774,130)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           33,417,116      (437,330,384)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    4,646,266       (42,828,014)
----------------------------------------------------------------------------------------------
  Resource Class                                                  63,537,392      (125,390,496)
==============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                        (636,953,276)     (929,133,453)
==============================================================================================
    Net increase (decrease) in net assets                       (637,606,359)     (929,133,288)
==============================================================================================

NET ASSETS:

  Beginning of year                                            7,012,276,564     7,941,409,852
==============================================================================================
  End of year (including undistributed net investment income of $779,248 and $1,430,149 for 2004 and 2003,
    respectively)                                             $6,374,670,205    $7,012,276,564
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the

     Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the year ended August 31, 2004, AIM waived fees of $4,445,465.

    For the year ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $832 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $686,715 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $927,375 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,266,463, $675,569, $389,520, $785,044 and $178,687, respectively, after FMC waived Plan fees of $844,308, $245,661, $97,380, $117,305 and $44,672, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $20,457 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $60,091,955    $97,285,631
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                     2004
------------------------------------------------------------------------------
Undistributed ordinary income                                   $    1,460,908
------------------------------------------------------------------------------
Temporary book/tax differences                                        (681,659)
------------------------------------------------------------------------------
Capital loss carryforward                                               (1,014)
------------------------------------------------------------------------------
Post-October capital loss deferral                                      (2,920)
------------------------------------------------------------------------------
Shares of beneficial interest                                    6,373,894,890
==============================================================================
    Total net assets                                            $6,374,670,205
______________________________________________________________________________
==============================================================================

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward for tax purposes as of August 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications, on August 31, 2004 undistributed net investment income was decreased by $738 and undistributed net realized gain (loss) was increased by $738. This reclassification has no affect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                     CHANGES IN SHARES OUTSTANDING(A)
----------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2004                                   2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            26,718,533,040    $ 26,718,533,040     39,538,699,529    $ 39,538,699,529
----------------------------------------------------------------------------------------------------------
  Private Investment Class        2,322,510,291       2,322,510,291      2,361,767,415       2,361,767,415
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       1,677,786,377       1,677,786,377      1,713,575,941       1,713,575,941
----------------------------------------------------------------------------------------------------------
  Cash Management Class           2,674,567,144       2,674,567,144      4,401,672,934       4,401,672,934
----------------------------------------------------------------------------------------------------------
  Reserve Class                   1,019,006,055       1,019,006,055      5,302,349,656       5,302,349,656
----------------------------------------------------------------------------------------------------------
  Resource Class                    631,748,856         631,748,856        831,814,148         831,814,148
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 3,671,895           3,671,895          5,289,215           5,289,215
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,204,879           1,204,879          2,463,410           2,463,410
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             409,929             409,929          1,073,144           1,073,144
----------------------------------------------------------------------------------------------------------
  Cash Management Class               1,072,245           1,072,245          3,808,779           3,808,779
----------------------------------------------------------------------------------------------------------
  Reserve Class                          98,831              98,831            616,859             616,859
----------------------------------------------------------------------------------------------------------
  Resource Class                        712,880             712,880          1,719,060           1,719,060
==========================================================================================================
Reacquired:
  Institutional Class           (27,271,820,774)    (27,271,820,774)   (39,885,171,630)    (39,885,171,630)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (2,490,872,520)     (2,490,872,520)    (2,302,858,368)     (2,302,858,368)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (1,699,977,167)     (1,699,977,167)    (1,758,423,215)     (1,758,423,215)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (2,642,222,273)     (2,642,222,273)    (4,842,812,097)     (4,842,812,097)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (1,014,458,620)     (1,014,458,620)    (5,345,794,529)     (5,345,794,529)
----------------------------------------------------------------------------------------------------------
  Resource Class                   (568,924,344)       (568,924,344)      (958,923,704)       (958,923,704)
==========================================================================================================
                                   (636,953,276)   $   (636,953,276)      (929,133,453)   $   (929,133,453)
__________________________________________________________________________________________________________
==========================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 11.80% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

      38.22% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         INSTITUTIONAL CLASS
                                ----------------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                ----------------------------------------------------------------------
                                   2004             2003          2002          2001          2000
------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $     1.00       $     1.00    $     1.00    $     1.00    $      1.00
------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income               0.01             0.01          0.02          0.05           0.06
------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  (0.00)              --         (0.00)         0.00             --
======================================================================================================
    Total from investment
      operations                      0.01             0.01          0.02          0.05           0.06
======================================================================================================
Less dividends from net
  investment income                  (0.01)           (0.01)        (0.02)        (0.05)         (0.06)
======================================================================================================
Net asset value, end of period  $     1.00       $     1.00    $     1.00    $     1.00    $      1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                       1.02%            1.27%         2.01%         5.46%          6.08%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $5,038,960       $5,589,108    $5,930,291    $7,840,199    $11,874,103
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements            0.12%(b)         0.10%         0.10%         0.09%          0.09%
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements            0.19%(b)         0.18%         0.14%         0.09%          0.09%
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income
  to average net assets               1.01%(b)         1.28%         2.05%         5.41%          5.94%
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $4,990,043,244.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PRIVATE INVESTMENT CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.06
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)            --       (0.00)       0.00          --
=================================================================================================
    Total from investment operations      0.01           0.01        0.02        0.05        0.06
=================================================================================================
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.72%          0.97%       1.70%       5.14%       5.76%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $393,619       $560,825    $499,452    $572,597    $470,368
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.42%(b)       0.40%       0.40%       0.39%       0.39%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.69%(b)       0.68%       0.64%       0.59%       0.59%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.71%(b)       0.98%       1.75%       5.11%       5.64%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $422,154,201.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PERSONAL INVESTMENT CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.05
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)            --       (0.00)       0.00          --
=================================================================================================
    Total from investment operations      0.01           0.01        0.02        0.05        0.05
=================================================================================================
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.05)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.47%          0.72%       1.50%       4.93%       5.55%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $111,925       $133,719    $177,493    $216,286    $142,235
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.67%(b)       0.65%       0.60%       0.59%       0.59%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.94%(b)       0.93%       0.89%       0.84%       0.84%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.46%(b)       0.73%       1.55%       4.91%       5.44%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $122,830,641.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        CASH MANAGEMENT CLASS
                                   ---------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                   ---------------------------------------------------------------
                                     2004           2003        2002         2001          2000
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $   1.00       $   1.00    $   1.00    $     1.00    $     1.00
--------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                0.01           0.01        0.02          0.05          0.06
--------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized and
    unrealized)                       (0.00)            --       (0.00)         0.00            --
==================================================================================================
    Total from investment
      operations                       0.01           0.01        0.02          0.05          0.06
==================================================================================================
Less dividends from net
  investment income                   (0.01)         (0.01)      (0.02)        (0.05)        (0.06)
==================================================================================================
Net asset value, end of period     $   1.00       $   1.00    $   1.00    $     1.00    $     1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                        0.94%          1.19%       1.93%         5.37%         6.00%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $570,064       $536,685    $974,016    $1,139,775    $1,157,412
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                     0.20%(b)       0.18%       0.18%         0.17%         0.17%
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements             0.29%(b)       0.28%       0.24%         0.19%         0.19%
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to
  average net assets                   0.93%(b)       1.20%       1.97%         5.33%         5.86%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $486,899,983.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                            RESOURCE CLASS
                                      ----------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------
                                        2004          2003        2002        2001        2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01          0.01        0.02        0.05        0.06
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)           --       (0.00)       0.00          --
================================================================================================
    Total from investment operations      0.01          0.01        0.02        0.05        0.06
================================================================================================
Less dividends from net investment
  income                                 (0.01)        (0.01)      (0.02)      (0.05)      (0.06)
================================================================================================
Net asset value, end of period        $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                           0.86%         1.11%       1.85%       5.29%       5.91%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $151,783       $88,259    $213,654    $453,601    $563,431
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.28%(b)      0.26%       0.26%       0.25%       0.25%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.39%(b)      0.38%       0.34%       0.29%       0.29%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                      0.85%(b)      1.12%       1.89%       5.25%       5.78%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $111,679,432.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                             RESERVE CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                  0.001          0.004        0.01        0.05        0.05
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)            --       (0.00)       0.00          --
=================================================================================================
    Total from investment operations     0.001          0.004        0.01        0.05        0.05
=================================================================================================
Less dividends from net investment
  income                                (0.001)        (0.004)      (0.01)      (0.05)      (0.05)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.15%          0.40%       1.19%       4.62%       5.24%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $108,319       $103,681    $146,505    $144,449    $131,370
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.99%(b)       0.97%       0.90%       0.89%       0.89%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        1.19%(b)       1.18%       1.14%       1.09%       1.09%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.14%(b)       0.41%       1.25%       4.61%       5.14%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $90,234,906.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of STIC Prime Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of STIC Prime Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of STIC Prime Portfolio (formerly Prime Portfolio), ("Fund"), a portfolio of Short-Term Investments Trust ("Trust"), (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                      WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR       AUTHORITY
---------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  21,829,977,162    10,479,118
      Frank S. Bayley..............................  21,830,154,550    10,301,730
      James T. Bunch...............................  21,830,155,266    10,301,014
      Bruce L. Crockett............................  21,830,154,531    10,301,749
      Albert R. Dowden.............................  21,830,154,371    10,301,909
      Edward K. Dunn, Jr. .........................  21,830,154,550    10,301,730
      Jack M. Fields...............................  21,830,155,247    10,301,033
      Carl Frischling..............................  21,830,155,266    10,301,014
      Robert H. Graham.............................  21,830,155,266    10,301,014
      Gerald J. Lewis..............................  21,830,155,266    10,301,014
      Prema Mathai-Davis...........................  21,830,155,266    10,301,014
      Lewis F. Pennock.............................  21,830,155,266    10,301,014
      Ruth H. Quigley..............................  21,830,155,087    10,301,193
      Louis S. Sklar...............................  21,830,155,266    10,301,014
      Larry Soll, Ph.D.............................  21,830,151,370    10,304,910
      Mark H. Williamson...........................  21,830,155,266    10,301,014

                                                                    VOTES        WITHHELD/
      MATTER                                       VOTES FOR       AGAINST      ABSTENTIONS
--------------------------------------------------------------------------------------------
(2)*  Approval of an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as new series
      portfolio of Short-Term Investments
      Trust, an existing Delaware statutory
      trust and, in connection therewith, the
      sale of all of Company's assets and the
      dissolution of Company as a Maryland
      corporation..............................  20,735,454,099   63,566,040   1,041,436,141**

 * Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Company, Inc.

** Includes Broker Non-Votes

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)

                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)

                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.

                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company

                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.

                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.
REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid, 0.01% was derived from U.S. Treasury Obligations.

                        ANNUAL REPORT / AUGUST 31, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                              STIC PRIME PORTFOLIO

                            PERSONAL INVESTMENT CLASS

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.


                      [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--


                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--


PRM-AR-3

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter. The S&P 500--Registered
                    Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard & Poor's
                    Composite Index of 500 Stocks (the S&P 500--Registered
                    Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.
                    The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the portfolio's Short-Term Investments Trust STIC Prime Portfolio's Personal Investment Class were 0.88% and 0.83%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 10- to 25-day range; at the close of the reporting period, the WAM stood at 13 days. The portfolio continued to maintain a




========================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                             30.9%

8-14                            19.1

15-21                           29.9

22-28                           19.3

29-35                            0.8

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================


                      [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                                                                     (continued)
relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Personal Investment Class stood at $111.9 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The STIC Prime Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations bank obligations, commercial paper and selected repurchase-agreement securities.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



================================================================================
       The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMinvestments.com FOR THE MOST RECENT MONTH-END PERFORMANCE.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

================================================================================================
                                                                            HYPOTHETICAL
                                              ACTUAL                     (5% ANNUAL RETURN
                                                                          BEFORE EXPENSES)

                     BEGINNING         ENDING         EXPENSES         ENDING         EXPENSES
                   ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE   PAID DURING
                    (03/01/04)      (08/31/04)(1)     PERIOD(2)       (08/31/04)     PERIOD(2)

PERSONAL
INVESTMENT          $1,000.00         $1,002.60         $3.37         $1,021.77        $3.40

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.26% for Personal Investment class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.67% for Personal Investment class shares) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
================================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------

COMMERCIAL PAPER-68.42%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/ LEASES-3.92%

Fountain Square Commercial Funding Corp. (Fifth Third
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/12/04; Cost $49,940,111)
  1.54%                                                   09/09/04   $ 50,000   $   49,982,889
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $99,846,000)
  1.54%                                                   09/16/04    100,000       99,935,833
----------------------------------------------------------------------------------------------
  (Acquired 08/23/04; Cost $99,863,111)
  1.54%                                                   09/24/04    100,000       99,901,611
==============================================================================================
                                                                                   249,820,333
==============================================================================================
ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-2.59%

Delaware Funding Co., LLC (Morgan Guaranty-ABS Program
  Sponsor)(b)
  (Acquired 08/10/04; Cost $51,002,846)
  1.53%                                                   09/15/04     51,081       51,050,607
----------------------------------------------------------------------------------------------
Old Line Funding, LLC (Royal Bank of Canada-ABS Program
  Sponsor)(b)
  (Acquired 07/28/04; Cost $25,177,180)
  1.48%                                                   09/15/04     25,228       25,213,480
----------------------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Royal Bank of Canada-ABS
  Program Sponsor)(b)
  (Acquired 08/18/04; Cost $30,226,548)
  1.53%                                                   09/20/04     30,269       30,244,558
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $34,918,538)
  1.47%                                                   09/21/04     35,000       34,971,417
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $23,897,881)
  1.48%                                                   09/22/04     23,955       23,934,319
==============================================================================================
                                                                                   165,414,381
==============================================================================================
ASSET-BACKED SECURITIES-FULLY BACKED-18.19%

Aspen Funding Corp. (Deutsche Bank A.G.-ABS Program
  Sponsor)(b)
  (Acquired 07/27/04; Cost $114,739,972)
  1.48%                                                   09/20/04    115,000      114,910,172
----------------------------------------------------------------------------------------------
  (Acquired 08/04/04; Cost $69,856,131)
  1.51%                                                   09/22/04     70,000       69,938,342
----------------------------------------------------------------------------------------------
Govco, Inc. (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 07/30/04; Cost $69,864,744)
  1.48%                                                   09/15/04     70,000       69,959,711
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Kitty Hawk Funding Corp. (Bank of America N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/10/04; Cost $119,841,900)
  1.53%                                                   09/10/04   $120,000   $  119,954,100
----------------------------------------------------------------------------------------------
Legacy Capital Co., LLC (Liberty Hampshire, Co., LLC
  (The)-ABS Program Sponsor)(b)
  (Acquired 08/12/04; Cost $249,555,833)
  1.56%                                                   09/23/04    250,000      249,761,667
----------------------------------------------------------------------------------------------
  (Acquired 08/25/04; Cost $49,925,861)
  1.57%                                                   09/28/04     50,000       49,941,125
----------------------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.-ABS Program
  Sponsor)(b)(c)
  (Acquired 07/27/04; Cost $59,864,333)
  1.48%                                                   09/20/04     60,000       59,953,133
----------------------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/04/04; Cost $150,031,733)
  1.51%                                                   09/07/04    150,246      150,208,188
----------------------------------------------------------------------------------------------
Variable Funding Capital (Wachovia Bank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/03/04; Cost $74,847,896)
  1.49%                                                   09/21/04     75,000       74,937,917
----------------------------------------------------------------------------------------------
  (Acquired 08/24/04; Cost $199,743,333)
  1.54%                                                   09/23/04    200,000      199,811,778
==============================================================================================
                                                                                 1,159,376,133
==============================================================================================
ASSET-BACKED SECURITIES-MULTI-PURPOSE-22.65%

Amsterdam Funding Corp. (ABN AMRO Bank N.V.-ABS Program
  Sponsor)(b)
  (Acquired 08/18/04; Cost $24,969,188)
  1.53%                                                   09/16/04     25,000       24,984,063
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $49,933,694)
  1.54%                                                   09/17/04     50,000       49,965,778
----------------------------------------------------------------------------------------------
  (Acquired 08/03/04; Cost $75,848,000)
  1.50%                                                   09/20/04     76,000       75,939,833
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $24,957,222)
  1.54%                                                   09/21/04     25,000       24,978,611
----------------------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 07/30/04; Cost $23,952,320)
  1.49%                                                   09/16/04     24,000       23,985,100
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $99,796,333)
  1.56%                                                   09/27/04    100,000       99,887,333
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $49,896,000)
  1.56%                                                   09/28/04     50,000       49,941,500
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $49,893,833)
  1.56%                                                   09/29/04     50,000       49,939,333
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

CRC Funding LLC (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 08/03/04; Cost $95,820,000)
  1.50%                                                   09/17/04   $ 96,000   $   95,936,000
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $99,767,250)
  1.47%                                                   09/21/04    100,000       99,918,333
----------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/06/04; Cost $171,745,822)
  1.52%                                                   09/10/04    172,000      171,934,640
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $114,832,739)
  1.54%                                                   09/14/04    115,000      114,936,047
----------------------------------------------------------------------------------------------
Gemini Securitization Corp. LLC (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 08/10/04; Cost $84,877,175)
  1.53%                                                   09/13/04     85,000       84,956,650
----------------------------------------------------------------------------------------------
Mont Blanc Capital Corp. (ING Bank-ABS Program
  Sponsor)(b)
  (Acquired 08/25/04; Cost $39,942,800)
  1.56%                                                   09/27/04     40,000       39,954,933
----------------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/12/04; Cost $45,758,483)
  1.53%                                                   09/09/04     45,813       45,797,424
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $65,015,769)
  1.53%                                                   09/10/04     65,096       65,071,101
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $37,103,145)
  1.53%                                                   09/17/04     37,160       37,134,731
----------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/11/04; Cost $69,631,564)
  1.54%                                                   09/13/04     69,730       69,694,205
----------------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank PLC-ABS
  Program Sponsor)(b)
  (Acquired 08/06/04; Cost $51,938,524)
  1.52%                                                   09/03/04     52,000       51,995,609
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $24,970,056)
  1.54%                                                   09/14/04     25,000       24,986,097
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $24,968,986)
  1.54%                                                   09/15/04     25,000       24,985,028
----------------------------------------------------------------------------------------------
  (Acquired 08/19/04; Cost $66,849,833)
  1.54%                                                   09/16/04     66,930       66,887,053
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp. (ABN AMRO Bank N.V.-ABS Program
  Sponsor)(b)
  (Acquired 08/12/04; Cost $24,962,569)
  1.54%                                                   09/16/04   $ 25,000   $   24,983,958
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $24,966,847)
  1.54%                                                   09/17/04     25,000       24,982,889
==============================================================================================
                                                                                 1,443,776,249
==============================================================================================

ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/SECURITY ARBITRAGE-1.96%

Klio Funding Corp. (Bear Stearns Asset Management
  Inc.-ABS Program Sponsor)(b)
  (Acquired 08/19/04; Cost $50,198,410)
  1.55%                                                   09/16/04     50,259       50,226,541
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $74,787,192)
  1.52%                                                   09/23/04     74,942       74,871,776
==============================================================================================
                                                                                   125,098,317
==============================================================================================

ASSET-BACKED SECURITIES-TRADE RECEIVABLES-7.04%

Blue Ridge Asset Funding Corp. (Wachovia Bank N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/10/04; Cost $99,872,500)
  1.53%                                                   09/09/04    100,000       99,966,000
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $174,747,125)
  1.53%                                                   09/16/04    175,000      174,888,438
----------------------------------------------------------------------------------------------
Ciesco, LLC (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 07/26/04; Cost $23,951,980)
  1.47%                                                   09/13/04     24,000       23,988,240
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $74,882,500)
  1.47%                                                   09/20/04     75,000       74,941,813
----------------------------------------------------------------------------------------------
New Center Asset Trust-Series A-1+ (General Motors
  Acceptance Corp.-ABS Program Sponsor)
  1.53%                                                   09/24/04     75,000       74,926,688
==============================================================================================
                                                                                   448,711,179
==============================================================================================

CONSUMER FINANCE-7.44%

Household Finance Corp.
  1.51%                                                   09/17/04     75,000       74,949,667
----------------------------------------------------------------------------------------------
  1.53%                                                   09/22/04    200,000      199,821,500
----------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  1.51%                                                   09/09/04    100,000       99,966,444
----------------------------------------------------------------------------------------------
  1.51%                                                   09/17/04    100,000       99,932,889
==============================================================================================
                                                                                   474,670,500
==============================================================================================

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------

DIVERSIFIED CAPITAL MARKETS-1.49%

Citigroup Global Markets Holdings Inc.
  1.50%                                                   09/21/04   $ 95,000   $   94,920,833
==============================================================================================

INDUSTRIAL CONGLOMERATES-1.57%

General Electric Co.
  1.49%                                                   09/21/04    100,000       99,917,222
==============================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.57%

General Electric Capital Corp.
  1.48%                                                   09/17/04    100,000       99,934,222
==============================================================================================
    Total Commercial Paper (Cost $4,361,639,369)                                 4,361,639,369
==============================================================================================

MASTER NOTE AGREEMENTS-4.63%

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/23/04; Cost $295,000,000)
  1.70%(b)(d)(e)                                          02/23/05    295,000      295,000,000
==============================================================================================

CERTIFICATES OF DEPOSIT-3.92%

Wells Fargo Bank, N.A. (Cost $250,000,000)
  1.52%                                                   09/08/04    250,000      250,000,000
==============================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.02%

FEDERAL HOME LOAN BANK (FHLB)-0.02%

Unsec. Disc. Notes, 1.47% (Cost $1,310,000)(a)            09/01/04      1,310        1,310,000
==============================================================================================
    Total Investments (excluding Repurchase Agreements)
      (Cost $4,907,949,369)                                                      4,907,949,369
==============================================================================================

REPURCHASE AGREEMENTS-23.12%

ABN AMRO Bank N.V.-New York Branch (Netherlands)
  1.55%(f)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch (Canada)
  1.55%(g)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United Kingdom)
  1.58%(h)                                                09/01/04     77,698       77,697,652
----------------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch (France)
  1.58%(i)                                                09/01/04     98,000       98,000,000
----------------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York Branch
  (Switzerland)
  1.55%(j)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch (Germany)
  1.55%(k)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  1.62%(l)                                                09/01/04    275,000      275,000,000
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

JPMorgan Securities Inc.
  1.58%(m)                                                09/01/04   $100,000   $  100,000,000
----------------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.55%(n)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.58%(o)                                                09/01/04     98,000       98,000,000
----------------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.58%(p)                                                09/01/04     25,000       25,000,000
----------------------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.56%(q)                                                09/01/04    500,000      500,000,000
----------------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.55%(r)                                                09/01/04     50,000       50,000,000
==============================================================================================
    Total Repurchase Agreements (Cost $1,473,697,652)                            1,473,697,652
==============================================================================================
TOTAL INVESTMENTS-100.11% (Cost $6,381,647,021)(s)                               6,381,647,021
==============================================================================================
OTHER ASSETS LESS LIABILITIES-(0.11%)                                               (6,976,816)
==============================================================================================
NET ASSETS-100.00%                                                              $6,374,670,205
______________________________________________________________________________________________
==============================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2004 was $3,812,269,904, which represented 59.80% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and interest are secured by bond insurance provided by MBIA Insurance Corp.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/04.
(f) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $289,098,000 U.S. Treasury obligations, 1.50% to 12.50% due 11/15/04 to 08/15/17 with an aggregate market value at 08/31/04 of $306,001,099. The amount to be received upon repurchase by the Fund is $50,002,153.
(g) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $298,515,000 U.S. Treasury obligations, 2.38% to 7.25% due 07/31/06 to 08/15/28 with an aggregate market value at 08/31/04 of $306,000,750. The amount to be received upon repurchase by the Fund is $50,002,153.

(h) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at 08/31/04 of $603,437,546. The amount to be received upon repurchase by the Fund is $77,701,062.
(i) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $216,646,000 U.S. Government obligations, 5.88% to 7.25% due 01/15/10 to 03/21/11 with an aggregate market value at 08/31/04 of $255,000,902. The amount to be received upon repurchase by the Fund is $98,004,301.
(j) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $300,819,000 U.S. Treasury obligations, 2.75% to 3.88% due 07/31/06 to 05/15/09 with an aggregate market value at 08/31/04 of $306,004,674. The amount to be received upon repurchase by the Fund is $50,002,153.
(k) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $253,156,000 U.S. Treasury obligations, 3.13% to 11.75% due 05/15/07 to 02/15/23 with an aggregate market value at 08/31/04 of $306,000,823. The amount to be received upon repurchase by the Fund is $50,002,153.
(l) Repurchase agreement entered into 08/31/04 with a maturing value of $275,012,394. Collateralized by $279,556,792 corporate and municipal obligations, 0% to 6.55% due 06/01/05 to 07/01/35 with an aggregate market value at 08/31/04 of $288,750,001.
(m) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $264,065,000 U.S. Government obligations, 0% to 9.38% due 02/01/05 to 08/04/28 with an aggregate market value at 08/31/04 of $255,002,677. The amount to be received upon repurchase by the Fund is $100,004,389.
(n) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $735,941,125 U.S. Treasury obligations, 0% to 8.75% due 02/15/16 to 11/15/26 with an aggregate market value at 08/31/04 of $306,000,297. The amount to be received upon repurchase by the Fund is $50,002,153.
(o) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $235,285,000 U.S. Government obligations, 4.72% to 7.00% due 05/19/09 to 05/06/13 with an aggregate market value at 08/31/04 of $255,004,814. The amount to be received upon repurchase by the Fund is $98,004,301.
(p) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $175,007,681. Collateralized by $785,150,000 U.S. Government obligations, 0% due 01/15/11 to 09/08/28 with an aggregate market value at 08/31/04 of $178,502,647. The amount to be received upon repurchase by the Fund is $25,001,097.
(q) Repurchase agreement entered into 08/31/04 with a maturing value of $500,021,667. Collateralized by $627,653,331 U.S. Government obligations, 2.49% to 7.00% due 01/01/07 to 09/01/34 with an aggregate market value at 08/31/04 of $510,000,000.
(r) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $239,856,000 U.S. Treasury obligations, 7.25% to 7.50% due 05/15/16 to 11/15/16 with an aggregate market value at 08/31/04 of $306,001,095. The amount to be received upon repurchase by the Fund is $50,002,153.
(s) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost $4,907,949,369)  $4,907,949,369
---------------------------------------------
Repurchase agreements (cost
  $1,473,697,652)               1,473,697,652
=============================================
    Total investments (cost
      $6,381,647,021)           6,381,647,021
=============================================
Receivables for:
  Interest                            428,717
---------------------------------------------
  Amount due from advisor              96,986
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    379,851
---------------------------------------------
Other assets                          251,569
=============================================
    Total assets                6,382,804,144
_____________________________________________
=============================================

LIABILITIES:

Payables for:
  Dividends                         6,777,892
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                  766,597
---------------------------------------------
Accrued distribution fees             295,751
---------------------------------------------
Accrued trustees' fees                  7,801
---------------------------------------------
Accrued transfer agent fees           170,469
---------------------------------------------
Accrued operating expenses            115,429
=============================================
    Total liabilities               8,133,939
=============================================
Net assets applicable to
  shares outstanding           $6,374,670,205
_____________________________________________
=============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $6,373,894,890
---------------------------------------------
  Undistributed net
    investment income                 779,248
---------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities              (3,933)
=============================================
                               $6,374,670,205
_____________________________________________
=============================================

NET ASSETS:

Institutional Class            $5,038,959,978
_____________________________________________
=============================================
Private Investment Class       $  393,619,264
_____________________________________________
=============================================
Personal Investment Class      $  111,924,762
_____________________________________________
=============================================
Cash Management Class          $  570,064,083
_____________________________________________
=============================================
Reserve Class                  $  108,318,676
_____________________________________________
=============================================
Resource Class                 $  151,783,442
_____________________________________________
=============================================

SHARES OUTSTANDING, $0.01 PAR
  VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES
  AUTHORIZED:

Institutional Class             5,039,508,503
_____________________________________________
=============================================
Private Investment Class          393,723,918
_____________________________________________
=============================================
Personal Investment Class         111,879,267
_____________________________________________
=============================================
Cash Management Class             570,129,651
_____________________________________________
=============================================
Reserve Class                     108,327,403
_____________________________________________
=============================================
Resource Class                    151,756,132
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $70,207,609
=========================================================================

EXPENSES:

Advisory fees                                                   9,335,764
-------------------------------------------------------------------------
Administrative services fees                                      686,715
-------------------------------------------------------------------------
Custodian fees                                                    255,456
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,110,771
-------------------------------------------------------------------------
  Personal Investment Class                                       921,230
-------------------------------------------------------------------------
  Cash Management Class                                           486,900
-------------------------------------------------------------------------
  Reserve Class                                                   902,349
-------------------------------------------------------------------------
  Resource Class                                                  223,359
-------------------------------------------------------------------------
Transfer agent fees                                             1,042,961
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                            110,203
-------------------------------------------------------------------------
Other                                                             485,732
=========================================================================
    Total expenses                                             16,561,440
=========================================================================
Less: Fees waived and expenses reimbursed                      (5,795,623)
=========================================================================
    Net expenses                                               10,765,817
=========================================================================
Net investment income                                          59,441,792
=========================================================================
Net realized gain (loss) from investment securities                (2,920)
=========================================================================
Net increase in net assets resulting from operations          $59,438,872
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   59,441,792    $   97,285,796
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 (2,920)               --
==============================================================================================
    Net increase in net assets resulting from operations          59,438,872        97,285,796
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (50,736,984)      (79,265,979)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (3,040,636)       (4,790,723)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (571,339)       (1,135,614)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (4,637,801)       (9,794,878)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     (140,187)         (602,071)
----------------------------------------------------------------------------------------------
  Resource Class                                                    (965,008)       (1,696,366)
==============================================================================================
    Decrease in net assets resulting from distributions          (60,091,955)      (97,285,631)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (549,615,839)     (341,182,886)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (167,157,350)       61,372,457
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (21,780,861)      (43,774,130)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           33,417,116      (437,330,384)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    4,646,266       (42,828,014)
----------------------------------------------------------------------------------------------
  Resource Class                                                  63,537,392      (125,390,496)
==============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                        (636,953,276)     (929,133,453)
==============================================================================================
    Net increase (decrease) in net assets                       (637,606,359)     (929,133,288)
==============================================================================================

NET ASSETS:

  Beginning of year                                            7,012,276,564     7,941,409,852
==============================================================================================
  End of year (including undistributed net investment income of $779,248 and $1,430,149 for 2004 and 2003,
    respectively)                                             $6,374,670,205    $7,012,276,564
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the

     Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the year ended August 31, 2004, AIM waived fees of $4,445,465.

    For the year ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $832 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $686,715 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $927,375 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,266,463, $675,569, $389,520, $785,044 and $178,687, respectively, after FMC waived Plan fees of $844,308, $245,661, $97,380, $117,305 and $44,672, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $20,457 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $60,091,955    $97,285,631
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                     2004
------------------------------------------------------------------------------
Undistributed ordinary income                                   $    1,460,908
------------------------------------------------------------------------------
Temporary book/tax differences                                        (681,659)
------------------------------------------------------------------------------
Capital loss carryforward                                               (1,014)
------------------------------------------------------------------------------
Post-October capital loss deferral                                      (2,920)
------------------------------------------------------------------------------
Shares of beneficial interest                                    6,373,894,890
==============================================================================
    Total net assets                                            $6,374,670,205
______________________________________________________________________________
==============================================================================

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward for tax purposes as of August 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications, on August 31, 2004 undistributed net investment income was decreased by $738 and undistributed net realized gain (loss) was increased by $738. This reclassification has no affect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                     CHANGES IN SHARES OUTSTANDING(A)
----------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2004                                   2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            26,718,533,040    $ 26,718,533,040     39,538,699,529    $ 39,538,699,529
----------------------------------------------------------------------------------------------------------
  Private Investment Class        2,322,510,291       2,322,510,291      2,361,767,415       2,361,767,415
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       1,677,786,377       1,677,786,377      1,713,575,941       1,713,575,941
----------------------------------------------------------------------------------------------------------
  Cash Management Class           2,674,567,144       2,674,567,144      4,401,672,934       4,401,672,934
----------------------------------------------------------------------------------------------------------
  Reserve Class                   1,019,006,055       1,019,006,055      5,302,349,656       5,302,349,656
----------------------------------------------------------------------------------------------------------
  Resource Class                    631,748,856         631,748,856        831,814,148         831,814,148
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 3,671,895           3,671,895          5,289,215           5,289,215
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,204,879           1,204,879          2,463,410           2,463,410
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             409,929             409,929          1,073,144           1,073,144
----------------------------------------------------------------------------------------------------------
  Cash Management Class               1,072,245           1,072,245          3,808,779           3,808,779
----------------------------------------------------------------------------------------------------------
  Reserve Class                          98,831              98,831            616,859             616,859
----------------------------------------------------------------------------------------------------------
  Resource Class                        712,880             712,880          1,719,060           1,719,060
==========================================================================================================
Reacquired:
  Institutional Class           (27,271,820,774)    (27,271,820,774)   (39,885,171,630)    (39,885,171,630)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (2,490,872,520)     (2,490,872,520)    (2,302,858,368)     (2,302,858,368)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (1,699,977,167)     (1,699,977,167)    (1,758,423,215)     (1,758,423,215)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (2,642,222,273)     (2,642,222,273)    (4,842,812,097)     (4,842,812,097)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (1,014,458,620)     (1,014,458,620)    (5,345,794,529)     (5,345,794,529)
----------------------------------------------------------------------------------------------------------
  Resource Class                   (568,924,344)       (568,924,344)      (958,923,704)       (958,923,704)
==========================================================================================================
                                   (636,953,276)   $   (636,953,276)      (929,133,453)   $   (929,133,453)
__________________________________________________________________________________________________________
==========================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 11.80% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

      38.22% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         INSTITUTIONAL CLASS
                                ----------------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                ----------------------------------------------------------------------
                                   2004             2003          2002          2001          2000
------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $     1.00       $     1.00    $     1.00    $     1.00    $      1.00
------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income               0.01             0.01          0.02          0.05           0.06
------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  (0.00)              --         (0.00)         0.00             --
======================================================================================================
    Total from investment
      operations                      0.01             0.01          0.02          0.05           0.06
======================================================================================================
Less dividends from net
  investment income                  (0.01)           (0.01)        (0.02)        (0.05)         (0.06)
======================================================================================================
Net asset value, end of period  $     1.00       $     1.00    $     1.00    $     1.00    $      1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                       1.02%            1.27%         2.01%         5.46%          6.08%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $5,038,960       $5,589,108    $5,930,291    $7,840,199    $11,874,103
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements            0.12%(b)         0.10%         0.10%         0.09%          0.09%
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements            0.19%(b)         0.18%         0.14%         0.09%          0.09%
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income
  to average net assets               1.01%(b)         1.28%         2.05%         5.41%          5.94%
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $4,990,043,244.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PRIVATE INVESTMENT CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.06
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)            --       (0.00)       0.00          --
=================================================================================================
    Total from investment operations      0.01           0.01        0.02        0.05        0.06
=================================================================================================
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.72%          0.97%       1.70%       5.14%       5.76%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $393,619       $560,825    $499,452    $572,597    $470,368
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.42%(b)       0.40%       0.40%       0.39%       0.39%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.69%(b)       0.68%       0.64%       0.59%       0.59%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.71%(b)       0.98%       1.75%       5.11%       5.64%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $422,154,201.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PERSONAL INVESTMENT CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.05
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)            --       (0.00)       0.00          --
=================================================================================================
    Total from investment operations      0.01           0.01        0.02        0.05        0.05
=================================================================================================
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.05)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.47%          0.72%       1.50%       4.93%       5.55%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $111,925       $133,719    $177,493    $216,286    $142,235
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.67%(b)       0.65%       0.60%       0.59%       0.59%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.94%(b)       0.93%       0.89%       0.84%       0.84%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.46%(b)       0.73%       1.55%       4.91%       5.44%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $122,830,641.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        CASH MANAGEMENT CLASS
                                   ---------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                   ---------------------------------------------------------------
                                     2004           2003        2002         2001          2000
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $   1.00       $   1.00    $   1.00    $     1.00    $     1.00
--------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                0.01           0.01        0.02          0.05          0.06
--------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized and
    unrealized)                       (0.00)            --       (0.00)         0.00            --
==================================================================================================
    Total from investment
      operations                       0.01           0.01        0.02          0.05          0.06
==================================================================================================
Less dividends from net
  investment income                   (0.01)         (0.01)      (0.02)        (0.05)        (0.06)
==================================================================================================
Net asset value, end of period     $   1.00       $   1.00    $   1.00    $     1.00    $     1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                        0.94%          1.19%       1.93%         5.37%         6.00%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $570,064       $536,685    $974,016    $1,139,775    $1,157,412
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                     0.20%(b)       0.18%       0.18%         0.17%         0.17%
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements             0.29%(b)       0.28%       0.24%         0.19%         0.19%
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to
  average net assets                   0.93%(b)       1.20%       1.97%         5.33%         5.86%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $486,899,983.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                            RESOURCE CLASS
                                      ----------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------
                                        2004          2003        2002        2001        2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01          0.01        0.02        0.05        0.06
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)           --       (0.00)       0.00          --
================================================================================================
    Total from investment operations      0.01          0.01        0.02        0.05        0.06
================================================================================================
Less dividends from net investment
  income                                 (0.01)        (0.01)      (0.02)      (0.05)      (0.06)
================================================================================================
Net asset value, end of period        $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                           0.86%         1.11%       1.85%       5.29%       5.91%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $151,783       $88,259    $213,654    $453,601    $563,431
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.28%(b)      0.26%       0.26%       0.25%       0.25%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.39%(b)      0.38%       0.34%       0.29%       0.29%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                      0.85%(b)      1.12%       1.89%       5.25%       5.78%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $111,679,432.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                             RESERVE CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                  0.001          0.004        0.01        0.05        0.05
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)            --       (0.00)       0.00          --
=================================================================================================
    Total from investment operations     0.001          0.004        0.01        0.05        0.05
=================================================================================================
Less dividends from net investment
  income                                (0.001)        (0.004)      (0.01)      (0.05)      (0.05)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.15%          0.40%       1.19%       4.62%       5.24%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $108,319       $103,681    $146,505    $144,449    $131,370
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.99%(b)       0.97%       0.90%       0.89%       0.89%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        1.19%(b)       1.18%       1.14%       1.09%       1.09%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.14%(b)       0.41%       1.25%       4.61%       5.14%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $90,234,906.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of STIC Prime Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of STIC Prime Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of STIC Prime Portfolio (formerly Prime Portfolio), ("Fund"), a portfolio of Short-Term Investments Trust ("Trust"), (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                      WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR       AUTHORITY
---------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  21,829,977,162    10,479,118
      Frank S. Bayley..............................  21,830,154,550    10,301,730
      James T. Bunch...............................  21,830,155,266    10,301,014
      Bruce L. Crockett............................  21,830,154,531    10,301,749
      Albert R. Dowden.............................  21,830,154,371    10,301,909
      Edward K. Dunn, Jr. .........................  21,830,154,550    10,301,730
      Jack M. Fields...............................  21,830,155,247    10,301,033
      Carl Frischling..............................  21,830,155,266    10,301,014
      Robert H. Graham.............................  21,830,155,266    10,301,014
      Gerald J. Lewis..............................  21,830,155,266    10,301,014
      Prema Mathai-Davis...........................  21,830,155,266    10,301,014
      Lewis F. Pennock.............................  21,830,155,266    10,301,014
      Ruth H. Quigley..............................  21,830,155,087    10,301,193
      Louis S. Sklar...............................  21,830,155,266    10,301,014
      Larry Soll, Ph.D.............................  21,830,151,370    10,304,910
      Mark H. Williamson...........................  21,830,155,266    10,301,014

                                                                    VOTES        WITHHELD/
      MATTER                                       VOTES FOR       AGAINST      ABSTENTIONS
--------------------------------------------------------------------------------------------
(2)*  Approval of an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as new series
      portfolio of Short-Term Investments
      Trust, an existing Delaware statutory
      trust and, in connection therewith, the
      sale of all of Company's assets and the
      dissolution of Company as a Maryland
      corporation..............................  20,735,454,099   63,566,040   1,041,436,141**

 * Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Company, Inc.

** Includes Broker Non-Votes

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)

                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)

                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.

                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company

                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.

                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.
REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid, 0.01% was derived from U.S. Treasury Obligations.

                         ANNUAL REPORT / AUGUST 31, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                              STIC PRIME PORTFOLIO

                            PRIVATE INVESTMENT CLASS

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--


                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--


PRM-AR-2

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--Registered Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P
                    500--Registered Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields of the Short-Term Investments Trust STIC Prime Portfolio's Private Investment Class were 1.13% and 1.08%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 10- to 25-day range; at the close of the reporting period, the WAM stood at 13 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Private Investment Class stood at $393.6 million.

========================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              30.9%

8-14                             19.1

15-21                            29.9

22-28                            19.3

29-35                             0.8

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--


                                                                     (continued)

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The STIC Prime Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations bank obligations, commercial paper and selected repurchase-agreement securities.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said. We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



================================================================================
       The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMinvestments.com FOR THE MOST RECENT MONTH-END PERFORMANCE.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

==============================================================================================
                                                                          HYPOTHETICAL
                                               ACTUAL                  (5% ANNUAL RETURN
                                                                         BEFORE EXPENSES)

                      BEGINNING         ENDING       EXPENSES        ENDING         EXPENSES
                    ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING   ACCOUNT VALUE   PAID DURING
                     (03/01/04)     (08/31/04)(1)    PERIOD(2)     (08/31/04)       PERIOD(2)

PRIVATE
INVESTMENT           $1,000.00        $1,003.80        $2.12        $1,023.03         $2.14

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.38% for Private Investment class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.42% for Private Investment class shares) multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period).
==============================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------

COMMERCIAL PAPER-68.42%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/ LEASES-3.92%

Fountain Square Commercial Funding Corp. (Fifth Third
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/12/04; Cost $49,940,111)
  1.54%                                                   09/09/04   $ 50,000   $   49,982,889
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $99,846,000)
  1.54%                                                   09/16/04    100,000       99,935,833
----------------------------------------------------------------------------------------------
  (Acquired 08/23/04; Cost $99,863,111)
  1.54%                                                   09/24/04    100,000       99,901,611
==============================================================================================
                                                                                   249,820,333
==============================================================================================
ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-2.59%

Delaware Funding Co., LLC (Morgan Guaranty-ABS Program
  Sponsor)(b)
  (Acquired 08/10/04; Cost $51,002,846)
  1.53%                                                   09/15/04     51,081       51,050,607
----------------------------------------------------------------------------------------------
Old Line Funding, LLC (Royal Bank of Canada-ABS Program
  Sponsor)(b)
  (Acquired 07/28/04; Cost $25,177,180)
  1.48%                                                   09/15/04     25,228       25,213,480
----------------------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Royal Bank of Canada-ABS
  Program Sponsor)(b)
  (Acquired 08/18/04; Cost $30,226,548)
  1.53%                                                   09/20/04     30,269       30,244,558
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $34,918,538)
  1.47%                                                   09/21/04     35,000       34,971,417
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $23,897,881)
  1.48%                                                   09/22/04     23,955       23,934,319
==============================================================================================
                                                                                   165,414,381
==============================================================================================
ASSET-BACKED SECURITIES-FULLY BACKED-18.19%

Aspen Funding Corp. (Deutsche Bank A.G.-ABS Program
  Sponsor)(b)
  (Acquired 07/27/04; Cost $114,739,972)
  1.48%                                                   09/20/04    115,000      114,910,172
----------------------------------------------------------------------------------------------
  (Acquired 08/04/04; Cost $69,856,131)
  1.51%                                                   09/22/04     70,000       69,938,342
----------------------------------------------------------------------------------------------
Govco, Inc. (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 07/30/04; Cost $69,864,744)
  1.48%                                                   09/15/04     70,000       69,959,711
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Kitty Hawk Funding Corp. (Bank of America N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/10/04; Cost $119,841,900)
  1.53%                                                   09/10/04   $120,000   $  119,954,100
----------------------------------------------------------------------------------------------
Legacy Capital Co., LLC (Liberty Hampshire, Co., LLC
  (The)-ABS Program Sponsor)(b)
  (Acquired 08/12/04; Cost $249,555,833)
  1.56%                                                   09/23/04    250,000      249,761,667
----------------------------------------------------------------------------------------------
  (Acquired 08/25/04; Cost $49,925,861)
  1.57%                                                   09/28/04     50,000       49,941,125
----------------------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.-ABS Program
  Sponsor)(b)(c)
  (Acquired 07/27/04; Cost $59,864,333)
  1.48%                                                   09/20/04     60,000       59,953,133
----------------------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/04/04; Cost $150,031,733)
  1.51%                                                   09/07/04    150,246      150,208,188
----------------------------------------------------------------------------------------------
Variable Funding Capital (Wachovia Bank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/03/04; Cost $74,847,896)
  1.49%                                                   09/21/04     75,000       74,937,917
----------------------------------------------------------------------------------------------
  (Acquired 08/24/04; Cost $199,743,333)
  1.54%                                                   09/23/04    200,000      199,811,778
==============================================================================================
                                                                                 1,159,376,133
==============================================================================================
ASSET-BACKED SECURITIES-MULTI-PURPOSE-22.65%

Amsterdam Funding Corp. (ABN AMRO Bank N.V.-ABS Program
  Sponsor)(b)
  (Acquired 08/18/04; Cost $24,969,188)
  1.53%                                                   09/16/04     25,000       24,984,063
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $49,933,694)
  1.54%                                                   09/17/04     50,000       49,965,778
----------------------------------------------------------------------------------------------
  (Acquired 08/03/04; Cost $75,848,000)
  1.50%                                                   09/20/04     76,000       75,939,833
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $24,957,222)
  1.54%                                                   09/21/04     25,000       24,978,611
----------------------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 07/30/04; Cost $23,952,320)
  1.49%                                                   09/16/04     24,000       23,985,100
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $99,796,333)
  1.56%                                                   09/27/04    100,000       99,887,333
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $49,896,000)
  1.56%                                                   09/28/04     50,000       49,941,500
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $49,893,833)
  1.56%                                                   09/29/04     50,000       49,939,333
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

CRC Funding LLC (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 08/03/04; Cost $95,820,000)
  1.50%                                                   09/17/04   $ 96,000   $   95,936,000
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $99,767,250)
  1.47%                                                   09/21/04    100,000       99,918,333
----------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/06/04; Cost $171,745,822)
  1.52%                                                   09/10/04    172,000      171,934,640
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $114,832,739)
  1.54%                                                   09/14/04    115,000      114,936,047
----------------------------------------------------------------------------------------------
Gemini Securitization Corp. LLC (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 08/10/04; Cost $84,877,175)
  1.53%                                                   09/13/04     85,000       84,956,650
----------------------------------------------------------------------------------------------
Mont Blanc Capital Corp. (ING Bank-ABS Program
  Sponsor)(b)
  (Acquired 08/25/04; Cost $39,942,800)
  1.56%                                                   09/27/04     40,000       39,954,933
----------------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/12/04; Cost $45,758,483)
  1.53%                                                   09/09/04     45,813       45,797,424
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $65,015,769)
  1.53%                                                   09/10/04     65,096       65,071,101
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $37,103,145)
  1.53%                                                   09/17/04     37,160       37,134,731
----------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/11/04; Cost $69,631,564)
  1.54%                                                   09/13/04     69,730       69,694,205
----------------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank PLC-ABS
  Program Sponsor)(b)
  (Acquired 08/06/04; Cost $51,938,524)
  1.52%                                                   09/03/04     52,000       51,995,609
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $24,970,056)
  1.54%                                                   09/14/04     25,000       24,986,097
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $24,968,986)
  1.54%                                                   09/15/04     25,000       24,985,028
----------------------------------------------------------------------------------------------
  (Acquired 08/19/04; Cost $66,849,833)
  1.54%                                                   09/16/04     66,930       66,887,053
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp. (ABN AMRO Bank N.V.-ABS Program
  Sponsor)(b)
  (Acquired 08/12/04; Cost $24,962,569)
  1.54%                                                   09/16/04   $ 25,000   $   24,983,958
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $24,966,847)
  1.54%                                                   09/17/04     25,000       24,982,889
==============================================================================================
                                                                                 1,443,776,249
==============================================================================================

ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/SECURITY ARBITRAGE-1.96%

Klio Funding Corp. (Bear Stearns Asset Management
  Inc.-ABS Program Sponsor)(b)
  (Acquired 08/19/04; Cost $50,198,410)
  1.55%                                                   09/16/04     50,259       50,226,541
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $74,787,192)
  1.52%                                                   09/23/04     74,942       74,871,776
==============================================================================================
                                                                                   125,098,317
==============================================================================================

ASSET-BACKED SECURITIES-TRADE RECEIVABLES-7.04%

Blue Ridge Asset Funding Corp. (Wachovia Bank N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/10/04; Cost $99,872,500)
  1.53%                                                   09/09/04    100,000       99,966,000
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $174,747,125)
  1.53%                                                   09/16/04    175,000      174,888,438
----------------------------------------------------------------------------------------------
Ciesco, LLC (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 07/26/04; Cost $23,951,980)
  1.47%                                                   09/13/04     24,000       23,988,240
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $74,882,500)
  1.47%                                                   09/20/04     75,000       74,941,813
----------------------------------------------------------------------------------------------
New Center Asset Trust-Series A-1+ (General Motors
  Acceptance Corp.-ABS Program Sponsor)
  1.53%                                                   09/24/04     75,000       74,926,688
==============================================================================================
                                                                                   448,711,179
==============================================================================================

CONSUMER FINANCE-7.44%

Household Finance Corp.
  1.51%                                                   09/17/04     75,000       74,949,667
----------------------------------------------------------------------------------------------
  1.53%                                                   09/22/04    200,000      199,821,500
----------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  1.51%                                                   09/09/04    100,000       99,966,444
----------------------------------------------------------------------------------------------
  1.51%                                                   09/17/04    100,000       99,932,889
==============================================================================================
                                                                                   474,670,500
==============================================================================================

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------

DIVERSIFIED CAPITAL MARKETS-1.49%

Citigroup Global Markets Holdings Inc.
  1.50%                                                   09/21/04   $ 95,000   $   94,920,833
==============================================================================================

INDUSTRIAL CONGLOMERATES-1.57%

General Electric Co.
  1.49%                                                   09/21/04    100,000       99,917,222
==============================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.57%

General Electric Capital Corp.
  1.48%                                                   09/17/04    100,000       99,934,222
==============================================================================================
    Total Commercial Paper (Cost $4,361,639,369)                                 4,361,639,369
==============================================================================================

MASTER NOTE AGREEMENTS-4.63%

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/23/04; Cost $295,000,000)
  1.70%(b)(d)(e)                                          02/23/05    295,000      295,000,000
==============================================================================================

CERTIFICATES OF DEPOSIT-3.92%

Wells Fargo Bank, N.A. (Cost $250,000,000)
  1.52%                                                   09/08/04    250,000      250,000,000
==============================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.02%

FEDERAL HOME LOAN BANK (FHLB)-0.02%

Unsec. Disc. Notes, 1.47% (Cost $1,310,000)(a)            09/01/04      1,310        1,310,000
==============================================================================================
    Total Investments (excluding Repurchase Agreements)
      (Cost $4,907,949,369)                                                      4,907,949,369
==============================================================================================

REPURCHASE AGREEMENTS-23.12%

ABN AMRO Bank N.V.-New York Branch (Netherlands)
  1.55%(f)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch (Canada)
  1.55%(g)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United Kingdom)
  1.58%(h)                                                09/01/04     77,698       77,697,652
----------------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch (France)
  1.58%(i)                                                09/01/04     98,000       98,000,000
----------------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York Branch
  (Switzerland)
  1.55%(j)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch (Germany)
  1.55%(k)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  1.62%(l)                                                09/01/04    275,000      275,000,000
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

JPMorgan Securities Inc.
  1.58%(m)                                                09/01/04   $100,000   $  100,000,000
----------------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.55%(n)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.58%(o)                                                09/01/04     98,000       98,000,000
----------------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.58%(p)                                                09/01/04     25,000       25,000,000
----------------------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.56%(q)                                                09/01/04    500,000      500,000,000
----------------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.55%(r)                                                09/01/04     50,000       50,000,000
==============================================================================================
    Total Repurchase Agreements (Cost $1,473,697,652)                            1,473,697,652
==============================================================================================
TOTAL INVESTMENTS-100.11% (Cost $6,381,647,021)(s)                               6,381,647,021
==============================================================================================
OTHER ASSETS LESS LIABILITIES-(0.11%)                                               (6,976,816)
==============================================================================================
NET ASSETS-100.00%                                                              $6,374,670,205
______________________________________________________________________________________________
==============================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2004 was $3,812,269,904, which represented 59.80% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and interest are secured by bond insurance provided by MBIA Insurance Corp.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/04.
(f) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $289,098,000 U.S. Treasury obligations, 1.50% to 12.50% due 11/15/04 to 08/15/17 with an aggregate market value at 08/31/04 of $306,001,099. The amount to be received upon repurchase by the Fund is $50,002,153.
(g) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $298,515,000 U.S. Treasury obligations, 2.38% to 7.25% due 07/31/06 to 08/15/28 with an aggregate market value at 08/31/04 of $306,000,750. The amount to be received upon repurchase by the Fund is $50,002,153.

(h) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at 08/31/04 of $603,437,546. The amount to be received upon repurchase by the Fund is $77,701,062.
(i) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $216,646,000 U.S. Government obligations, 5.88% to 7.25% due 01/15/10 to 03/21/11 with an aggregate market value at 08/31/04 of $255,000,902. The amount to be received upon repurchase by the Fund is $98,004,301.
(j) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $300,819,000 U.S. Treasury obligations, 2.75% to 3.88% due 07/31/06 to 05/15/09 with an aggregate market value at 08/31/04 of $306,004,674. The amount to be received upon repurchase by the Fund is $50,002,153.
(k) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $253,156,000 U.S. Treasury obligations, 3.13% to 11.75% due 05/15/07 to 02/15/23 with an aggregate market value at 08/31/04 of $306,000,823. The amount to be received upon repurchase by the Fund is $50,002,153.
(l) Repurchase agreement entered into 08/31/04 with a maturing value of $275,012,394. Collateralized by $279,556,792 corporate and municipal obligations, 0% to 6.55% due 06/01/05 to 07/01/35 with an aggregate market value at 08/31/04 of $288,750,001.
(m) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $264,065,000 U.S. Government obligations, 0% to 9.38% due 02/01/05 to 08/04/28 with an aggregate market value at 08/31/04 of $255,002,677. The amount to be received upon repurchase by the Fund is $100,004,389.
(n) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $735,941,125 U.S. Treasury obligations, 0% to 8.75% due 02/15/16 to 11/15/26 with an aggregate market value at 08/31/04 of $306,000,297. The amount to be received upon repurchase by the Fund is $50,002,153.
(o) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $235,285,000 U.S. Government obligations, 4.72% to 7.00% due 05/19/09 to 05/06/13 with an aggregate market value at 08/31/04 of $255,004,814. The amount to be received upon repurchase by the Fund is $98,004,301.
(p) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $175,007,681. Collateralized by $785,150,000 U.S. Government obligations, 0% due 01/15/11 to 09/08/28 with an aggregate market value at 08/31/04 of $178,502,647. The amount to be received upon repurchase by the Fund is $25,001,097.
(q) Repurchase agreement entered into 08/31/04 with a maturing value of $500,021,667. Collateralized by $627,653,331 U.S. Government obligations, 2.49% to 7.00% due 01/01/07 to 09/01/34 with an aggregate market value at 08/31/04 of $510,000,000.
(r) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $239,856,000 U.S. Treasury obligations, 7.25% to 7.50% due 05/15/16 to 11/15/16 with an aggregate market value at 08/31/04 of $306,001,095. The amount to be received upon repurchase by the Fund is $50,002,153.
(s) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost $4,907,949,369)  $4,907,949,369
---------------------------------------------
Repurchase agreements (cost
  $1,473,697,652)               1,473,697,652
=============================================
    Total investments (cost
      $6,381,647,021)           6,381,647,021
=============================================
Receivables for:
  Interest                            428,717
---------------------------------------------
  Amount due from advisor              96,986
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    379,851
---------------------------------------------
Other assets                          251,569
=============================================
    Total assets                6,382,804,144
_____________________________________________
=============================================

LIABILITIES:

Payables for:
  Dividends                         6,777,892
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                  766,597
---------------------------------------------
Accrued distribution fees             295,751
---------------------------------------------
Accrued trustees' fees                  7,801
---------------------------------------------
Accrued transfer agent fees           170,469
---------------------------------------------
Accrued operating expenses            115,429
=============================================
    Total liabilities               8,133,939
=============================================
Net assets applicable to
  shares outstanding           $6,374,670,205
_____________________________________________
=============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $6,373,894,890
---------------------------------------------
  Undistributed net
    investment income                 779,248
---------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities              (3,933)
=============================================
                               $6,374,670,205
_____________________________________________
=============================================

NET ASSETS:

Institutional Class            $5,038,959,978
_____________________________________________
=============================================
Private Investment Class       $  393,619,264
_____________________________________________
=============================================
Personal Investment Class      $  111,924,762
_____________________________________________
=============================================
Cash Management Class          $  570,064,083
_____________________________________________
=============================================
Reserve Class                  $  108,318,676
_____________________________________________
=============================================
Resource Class                 $  151,783,442
_____________________________________________
=============================================

SHARES OUTSTANDING, $0.01 PAR
  VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES
  AUTHORIZED:

Institutional Class             5,039,508,503
_____________________________________________
=============================================
Private Investment Class          393,723,918
_____________________________________________
=============================================
Personal Investment Class         111,879,267
_____________________________________________
=============================================
Cash Management Class             570,129,651
_____________________________________________
=============================================
Reserve Class                     108,327,403
_____________________________________________
=============================================
Resource Class                    151,756,132
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $70,207,609
=========================================================================

EXPENSES:

Advisory fees                                                   9,335,764
-------------------------------------------------------------------------
Administrative services fees                                      686,715
-------------------------------------------------------------------------
Custodian fees                                                    255,456
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,110,771
-------------------------------------------------------------------------
  Personal Investment Class                                       921,230
-------------------------------------------------------------------------
  Cash Management Class                                           486,900
-------------------------------------------------------------------------
  Reserve Class                                                   902,349
-------------------------------------------------------------------------
  Resource Class                                                  223,359
-------------------------------------------------------------------------
Transfer agent fees                                             1,042,961
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                            110,203
-------------------------------------------------------------------------
Other                                                             485,732
=========================================================================
    Total expenses                                             16,561,440
=========================================================================
Less: Fees waived and expenses reimbursed                      (5,795,623)
=========================================================================
    Net expenses                                               10,765,817
=========================================================================
Net investment income                                          59,441,792
=========================================================================
Net realized gain (loss) from investment securities                (2,920)
=========================================================================
Net increase in net assets resulting from operations          $59,438,872
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   59,441,792    $   97,285,796
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 (2,920)               --
==============================================================================================
    Net increase in net assets resulting from operations          59,438,872        97,285,796
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (50,736,984)      (79,265,979)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (3,040,636)       (4,790,723)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (571,339)       (1,135,614)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (4,637,801)       (9,794,878)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     (140,187)         (602,071)
----------------------------------------------------------------------------------------------
  Resource Class                                                    (965,008)       (1,696,366)
==============================================================================================
    Decrease in net assets resulting from distributions          (60,091,955)      (97,285,631)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (549,615,839)     (341,182,886)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (167,157,350)       61,372,457
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (21,780,861)      (43,774,130)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           33,417,116      (437,330,384)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    4,646,266       (42,828,014)
----------------------------------------------------------------------------------------------
  Resource Class                                                  63,537,392      (125,390,496)
==============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                        (636,953,276)     (929,133,453)
==============================================================================================
    Net increase (decrease) in net assets                       (637,606,359)     (929,133,288)
==============================================================================================

NET ASSETS:

  Beginning of year                                            7,012,276,564     7,941,409,852
==============================================================================================
  End of year (including undistributed net investment income of $779,248 and $1,430,149 for 2004 and 2003,
    respectively)                                             $6,374,670,205    $7,012,276,564
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the

     Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the year ended August 31, 2004, AIM waived fees of $4,445,465.

    For the year ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $832 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $686,715 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $927,375 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,266,463, $675,569, $389,520, $785,044 and $178,687, respectively, after FMC waived Plan fees of $844,308, $245,661, $97,380, $117,305 and $44,672, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $20,457 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $60,091,955    $97,285,631
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                     2004
------------------------------------------------------------------------------
Undistributed ordinary income                                   $    1,460,908
------------------------------------------------------------------------------
Temporary book/tax differences                                        (681,659)
------------------------------------------------------------------------------
Capital loss carryforward                                               (1,014)
------------------------------------------------------------------------------
Post-October capital loss deferral                                      (2,920)
------------------------------------------------------------------------------
Shares of beneficial interest                                    6,373,894,890
==============================================================================
    Total net assets                                            $6,374,670,205
______________________________________________________________________________
==============================================================================

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward for tax purposes as of August 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications, on August 31, 2004 undistributed net investment income was decreased by $738 and undistributed net realized gain (loss) was increased by $738. This reclassification has no affect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                     CHANGES IN SHARES OUTSTANDING(A)
----------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2004                                   2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            26,718,533,040    $ 26,718,533,040     39,538,699,529    $ 39,538,699,529
----------------------------------------------------------------------------------------------------------
  Private Investment Class        2,322,510,291       2,322,510,291      2,361,767,415       2,361,767,415
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       1,677,786,377       1,677,786,377      1,713,575,941       1,713,575,941
----------------------------------------------------------------------------------------------------------
  Cash Management Class           2,674,567,144       2,674,567,144      4,401,672,934       4,401,672,934
----------------------------------------------------------------------------------------------------------
  Reserve Class                   1,019,006,055       1,019,006,055      5,302,349,656       5,302,349,656
----------------------------------------------------------------------------------------------------------
  Resource Class                    631,748,856         631,748,856        831,814,148         831,814,148
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 3,671,895           3,671,895          5,289,215           5,289,215
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,204,879           1,204,879          2,463,410           2,463,410
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             409,929             409,929          1,073,144           1,073,144
----------------------------------------------------------------------------------------------------------
  Cash Management Class               1,072,245           1,072,245          3,808,779           3,808,779
----------------------------------------------------------------------------------------------------------
  Reserve Class                          98,831              98,831            616,859             616,859
----------------------------------------------------------------------------------------------------------
  Resource Class                        712,880             712,880          1,719,060           1,719,060
==========================================================================================================
Reacquired:
  Institutional Class           (27,271,820,774)    (27,271,820,774)   (39,885,171,630)    (39,885,171,630)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (2,490,872,520)     (2,490,872,520)    (2,302,858,368)     (2,302,858,368)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (1,699,977,167)     (1,699,977,167)    (1,758,423,215)     (1,758,423,215)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (2,642,222,273)     (2,642,222,273)    (4,842,812,097)     (4,842,812,097)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (1,014,458,620)     (1,014,458,620)    (5,345,794,529)     (5,345,794,529)
----------------------------------------------------------------------------------------------------------
  Resource Class                   (568,924,344)       (568,924,344)      (958,923,704)       (958,923,704)
==========================================================================================================
                                   (636,953,276)   $   (636,953,276)      (929,133,453)   $   (929,133,453)
__________________________________________________________________________________________________________
==========================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 11.80% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

      38.22% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         INSTITUTIONAL CLASS
                                ----------------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                ----------------------------------------------------------------------
                                   2004             2003          2002          2001          2000
------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $     1.00       $     1.00    $     1.00    $     1.00    $      1.00
------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income               0.01             0.01          0.02          0.05           0.06
------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  (0.00)              --         (0.00)         0.00             --
======================================================================================================
    Total from investment
      operations                      0.01             0.01          0.02          0.05           0.06
======================================================================================================
Less dividends from net
  investment income                  (0.01)           (0.01)        (0.02)        (0.05)         (0.06)
======================================================================================================
Net asset value, end of period  $     1.00       $     1.00    $     1.00    $     1.00    $      1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                       1.02%            1.27%         2.01%         5.46%          6.08%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $5,038,960       $5,589,108    $5,930,291    $7,840,199    $11,874,103
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements            0.12%(b)         0.10%         0.10%         0.09%          0.09%
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements            0.19%(b)         0.18%         0.14%         0.09%          0.09%
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income
  to average net assets               1.01%(b)         1.28%         2.05%         5.41%          5.94%
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $4,990,043,244.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PRIVATE INVESTMENT CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.06
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)            --       (0.00)       0.00          --
=================================================================================================
    Total from investment operations      0.01           0.01        0.02        0.05        0.06
=================================================================================================
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.72%          0.97%       1.70%       5.14%       5.76%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $393,619       $560,825    $499,452    $572,597    $470,368
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.42%(b)       0.40%       0.40%       0.39%       0.39%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.69%(b)       0.68%       0.64%       0.59%       0.59%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.71%(b)       0.98%       1.75%       5.11%       5.64%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $422,154,201.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PERSONAL INVESTMENT CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.05
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)            --       (0.00)       0.00          --
=================================================================================================
    Total from investment operations      0.01           0.01        0.02        0.05        0.05
=================================================================================================
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.05)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.47%          0.72%       1.50%       4.93%       5.55%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $111,925       $133,719    $177,493    $216,286    $142,235
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.67%(b)       0.65%       0.60%       0.59%       0.59%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.94%(b)       0.93%       0.89%       0.84%       0.84%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.46%(b)       0.73%       1.55%       4.91%       5.44%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $122,830,641.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        CASH MANAGEMENT CLASS
                                   ---------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                   ---------------------------------------------------------------
                                     2004           2003        2002         2001          2000
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $   1.00       $   1.00    $   1.00    $     1.00    $     1.00
--------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                0.01           0.01        0.02          0.05          0.06
--------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized and
    unrealized)                       (0.00)            --       (0.00)         0.00            --
==================================================================================================
    Total from investment
      operations                       0.01           0.01        0.02          0.05          0.06
==================================================================================================
Less dividends from net
  investment income                   (0.01)         (0.01)      (0.02)        (0.05)        (0.06)
==================================================================================================
Net asset value, end of period     $   1.00       $   1.00    $   1.00    $     1.00    $     1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                        0.94%          1.19%       1.93%         5.37%         6.00%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $570,064       $536,685    $974,016    $1,139,775    $1,157,412
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                     0.20%(b)       0.18%       0.18%         0.17%         0.17%
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements             0.29%(b)       0.28%       0.24%         0.19%         0.19%
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to
  average net assets                   0.93%(b)       1.20%       1.97%         5.33%         5.86%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $486,899,983.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                            RESOURCE CLASS
                                      ----------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------
                                        2004          2003        2002        2001        2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01          0.01        0.02        0.05        0.06
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)           --       (0.00)       0.00          --
================================================================================================
    Total from investment operations      0.01          0.01        0.02        0.05        0.06
================================================================================================
Less dividends from net investment
  income                                 (0.01)        (0.01)      (0.02)      (0.05)      (0.06)
================================================================================================
Net asset value, end of period        $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                           0.86%         1.11%       1.85%       5.29%       5.91%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $151,783       $88,259    $213,654    $453,601    $563,431
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.28%(b)      0.26%       0.26%       0.25%       0.25%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.39%(b)      0.38%       0.34%       0.29%       0.29%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                      0.85%(b)      1.12%       1.89%       5.25%       5.78%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $111,679,432.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                             RESERVE CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                  0.001          0.004        0.01        0.05        0.05
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)            --       (0.00)       0.00          --
=================================================================================================
    Total from investment operations     0.001          0.004        0.01        0.05        0.05
=================================================================================================
Less dividends from net investment
  income                                (0.001)        (0.004)      (0.01)      (0.05)      (0.05)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.15%          0.40%       1.19%       4.62%       5.24%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $108,319       $103,681    $146,505    $144,449    $131,370
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.99%(b)       0.97%       0.90%       0.89%       0.89%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        1.19%(b)       1.18%       1.14%       1.09%       1.09%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.14%(b)       0.41%       1.25%       4.61%       5.14%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $90,234,906.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of STIC Prime Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of STIC Prime Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of STIC Prime Portfolio (formerly Prime Portfolio), ("Fund"), a portfolio of Short-Term Investments Trust ("Trust"), (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                      WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR       AUTHORITY
---------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  21,829,977,162    10,479,118
      Frank S. Bayley..............................  21,830,154,550    10,301,730
      James T. Bunch...............................  21,830,155,266    10,301,014
      Bruce L. Crockett............................  21,830,154,531    10,301,749
      Albert R. Dowden.............................  21,830,154,371    10,301,909
      Edward K. Dunn, Jr. .........................  21,830,154,550    10,301,730
      Jack M. Fields...............................  21,830,155,247    10,301,033
      Carl Frischling..............................  21,830,155,266    10,301,014
      Robert H. Graham.............................  21,830,155,266    10,301,014
      Gerald J. Lewis..............................  21,830,155,266    10,301,014
      Prema Mathai-Davis...........................  21,830,155,266    10,301,014
      Lewis F. Pennock.............................  21,830,155,266    10,301,014
      Ruth H. Quigley..............................  21,830,155,087    10,301,193
      Louis S. Sklar...............................  21,830,155,266    10,301,014
      Larry Soll, Ph.D.............................  21,830,151,370    10,304,910
      Mark H. Williamson...........................  21,830,155,266    10,301,014

                                                                    VOTES        WITHHELD/
      MATTER                                       VOTES FOR       AGAINST      ABSTENTIONS
--------------------------------------------------------------------------------------------
(2)*  Approval of an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as new series
      portfolio of Short-Term Investments
      Trust, an existing Delaware statutory
      trust and, in connection therewith, the
      sale of all of Company's assets and the
      dissolution of Company as a Maryland
      corporation..............................  20,735,454,099   63,566,040   1,041,436,141**

 * Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Company, Inc.

** Includes Broker Non-Votes

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)

                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)

                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.

                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company

                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.

                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.
REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid, 0.01% was derived from U.S. Treasury Obligations.

                         ANNUAL REPORT / AUGUST 31, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                              STIC PRIME PORTFOLIO

                                  RESERVE CLASS




A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,WHICH CONTAINS MORE COMPLETE INFORMATION,INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --REGISTERED TRADEMARK--


                           YOUR GOALS. OUR SOLUTIONS.
                            --REGISTERED TRADEMARK--


PRM-AR-6

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--Registered Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P
                    500--Registered Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust STIC Prime Portfolio's Reserve Class were 0.56% and 0.51%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity
(WAM) remained in the 10- to 25-day range; at the close of the reporting period, the WAM stood at 13 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Reserve Class stood at $108.3 million.

=======================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              30.9%

8-14                             19.1

15-21                            29.9

22-28                            19.3

29-35                             0.8

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
=======================================

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --REGISTERED TRADEMARK--

                                                                     (continued)

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The STIC Prime Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations bank obligations, commercial paper and selected repurchase-agreement securities.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



================================================================================
       The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMinvestments.com FOR THE MOST RECENT MONTH-END PERFORMANCE.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

===========================================================================================
                                                                     HYPOTHETICAL
                                           ACTUAL                  (5% ANNUAL RETURN
                                                                    BEFORE EXPENSES)

                  BEGINNING        ENDING         EXPENSES       ENDING           EXPENSES
                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING   ACCOUNT VALUE      PAID DURING
                  (03/01/04)    (08/31/04)(1)    PERIOD(2)      (08/31/04)        PERIOD(2)
RESERVE           $1,000.00       $1,001.00        $4.98        $1,020.16           $5.03


(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.10% for Reserve class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.99% for Reserve class shares) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
==========================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------

COMMERCIAL PAPER-68.42%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/ LEASES-3.92%

Fountain Square Commercial Funding Corp. (Fifth Third
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/12/04; Cost $49,940,111)
  1.54%                                                   09/09/04   $ 50,000   $   49,982,889
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $99,846,000)
  1.54%                                                   09/16/04    100,000       99,935,833
----------------------------------------------------------------------------------------------
  (Acquired 08/23/04; Cost $99,863,111)
  1.54%                                                   09/24/04    100,000       99,901,611
==============================================================================================
                                                                                   249,820,333
==============================================================================================
ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-2.59%

Delaware Funding Co., LLC (Morgan Guaranty-ABS Program
  Sponsor)(b)
  (Acquired 08/10/04; Cost $51,002,846)
  1.53%                                                   09/15/04     51,081       51,050,607
----------------------------------------------------------------------------------------------
Old Line Funding, LLC (Royal Bank of Canada-ABS Program
  Sponsor)(b)
  (Acquired 07/28/04; Cost $25,177,180)
  1.48%                                                   09/15/04     25,228       25,213,480
----------------------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Royal Bank of Canada-ABS
  Program Sponsor)(b)
  (Acquired 08/18/04; Cost $30,226,548)
  1.53%                                                   09/20/04     30,269       30,244,558
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $34,918,538)
  1.47%                                                   09/21/04     35,000       34,971,417
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $23,897,881)
  1.48%                                                   09/22/04     23,955       23,934,319
==============================================================================================
                                                                                   165,414,381
==============================================================================================
ASSET-BACKED SECURITIES-FULLY BACKED-18.19%

Aspen Funding Corp. (Deutsche Bank A.G.-ABS Program
  Sponsor)(b)
  (Acquired 07/27/04; Cost $114,739,972)
  1.48%                                                   09/20/04    115,000      114,910,172
----------------------------------------------------------------------------------------------
  (Acquired 08/04/04; Cost $69,856,131)
  1.51%                                                   09/22/04     70,000       69,938,342
----------------------------------------------------------------------------------------------
Govco, Inc. (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 07/30/04; Cost $69,864,744)
  1.48%                                                   09/15/04     70,000       69,959,711
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Kitty Hawk Funding Corp. (Bank of America N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/10/04; Cost $119,841,900)
  1.53%                                                   09/10/04   $120,000   $  119,954,100
----------------------------------------------------------------------------------------------
Legacy Capital Co., LLC (Liberty Hampshire, Co., LLC
  (The)-ABS Program Sponsor)(b)
  (Acquired 08/12/04; Cost $249,555,833)
  1.56%                                                   09/23/04    250,000      249,761,667
----------------------------------------------------------------------------------------------
  (Acquired 08/25/04; Cost $49,925,861)
  1.57%                                                   09/28/04     50,000       49,941,125
----------------------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.-ABS Program
  Sponsor)(b)(c)
  (Acquired 07/27/04; Cost $59,864,333)
  1.48%                                                   09/20/04     60,000       59,953,133
----------------------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/04/04; Cost $150,031,733)
  1.51%                                                   09/07/04    150,246      150,208,188
----------------------------------------------------------------------------------------------
Variable Funding Capital (Wachovia Bank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/03/04; Cost $74,847,896)
  1.49%                                                   09/21/04     75,000       74,937,917
----------------------------------------------------------------------------------------------
  (Acquired 08/24/04; Cost $199,743,333)
  1.54%                                                   09/23/04    200,000      199,811,778
==============================================================================================
                                                                                 1,159,376,133
==============================================================================================
ASSET-BACKED SECURITIES-MULTI-PURPOSE-22.65%

Amsterdam Funding Corp. (ABN AMRO Bank N.V.-ABS Program
  Sponsor)(b)
  (Acquired 08/18/04; Cost $24,969,188)
  1.53%                                                   09/16/04     25,000       24,984,063
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $49,933,694)
  1.54%                                                   09/17/04     50,000       49,965,778
----------------------------------------------------------------------------------------------
  (Acquired 08/03/04; Cost $75,848,000)
  1.50%                                                   09/20/04     76,000       75,939,833
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $24,957,222)
  1.54%                                                   09/21/04     25,000       24,978,611
----------------------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 07/30/04; Cost $23,952,320)
  1.49%                                                   09/16/04     24,000       23,985,100
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $99,796,333)
  1.56%                                                   09/27/04    100,000       99,887,333
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $49,896,000)
  1.56%                                                   09/28/04     50,000       49,941,500
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $49,893,833)
  1.56%                                                   09/29/04     50,000       49,939,333
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

CRC Funding LLC (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 08/03/04; Cost $95,820,000)
  1.50%                                                   09/17/04   $ 96,000   $   95,936,000
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $99,767,250)
  1.47%                                                   09/21/04    100,000       99,918,333
----------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/06/04; Cost $171,745,822)
  1.52%                                                   09/10/04    172,000      171,934,640
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $114,832,739)
  1.54%                                                   09/14/04    115,000      114,936,047
----------------------------------------------------------------------------------------------
Gemini Securitization Corp. LLC (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 08/10/04; Cost $84,877,175)
  1.53%                                                   09/13/04     85,000       84,956,650
----------------------------------------------------------------------------------------------
Mont Blanc Capital Corp. (ING Bank-ABS Program
  Sponsor)(b)
  (Acquired 08/25/04; Cost $39,942,800)
  1.56%                                                   09/27/04     40,000       39,954,933
----------------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/12/04; Cost $45,758,483)
  1.53%                                                   09/09/04     45,813       45,797,424
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $65,015,769)
  1.53%                                                   09/10/04     65,096       65,071,101
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $37,103,145)
  1.53%                                                   09/17/04     37,160       37,134,731
----------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/11/04; Cost $69,631,564)
  1.54%                                                   09/13/04     69,730       69,694,205
----------------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank PLC-ABS
  Program Sponsor)(b)
  (Acquired 08/06/04; Cost $51,938,524)
  1.52%                                                   09/03/04     52,000       51,995,609
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $24,970,056)
  1.54%                                                   09/14/04     25,000       24,986,097
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $24,968,986)
  1.54%                                                   09/15/04     25,000       24,985,028
----------------------------------------------------------------------------------------------
  (Acquired 08/19/04; Cost $66,849,833)
  1.54%                                                   09/16/04     66,930       66,887,053
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp. (ABN AMRO Bank N.V.-ABS Program
  Sponsor)(b)
  (Acquired 08/12/04; Cost $24,962,569)
  1.54%                                                   09/16/04   $ 25,000   $   24,983,958
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $24,966,847)
  1.54%                                                   09/17/04     25,000       24,982,889
==============================================================================================
                                                                                 1,443,776,249
==============================================================================================

ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/SECURITY ARBITRAGE-1.96%

Klio Funding Corp. (Bear Stearns Asset Management
  Inc.-ABS Program Sponsor)(b)
  (Acquired 08/19/04; Cost $50,198,410)
  1.55%                                                   09/16/04     50,259       50,226,541
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $74,787,192)
  1.52%                                                   09/23/04     74,942       74,871,776
==============================================================================================
                                                                                   125,098,317
==============================================================================================

ASSET-BACKED SECURITIES-TRADE RECEIVABLES-7.04%

Blue Ridge Asset Funding Corp. (Wachovia Bank N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/10/04; Cost $99,872,500)
  1.53%                                                   09/09/04    100,000       99,966,000
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $174,747,125)
  1.53%                                                   09/16/04    175,000      174,888,438
----------------------------------------------------------------------------------------------
Ciesco, LLC (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 07/26/04; Cost $23,951,980)
  1.47%                                                   09/13/04     24,000       23,988,240
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $74,882,500)
  1.47%                                                   09/20/04     75,000       74,941,813
----------------------------------------------------------------------------------------------
New Center Asset Trust-Series A-1+ (General Motors
  Acceptance Corp.-ABS Program Sponsor)
  1.53%                                                   09/24/04     75,000       74,926,688
==============================================================================================
                                                                                   448,711,179
==============================================================================================

CONSUMER FINANCE-7.44%

Household Finance Corp.
  1.51%                                                   09/17/04     75,000       74,949,667
----------------------------------------------------------------------------------------------
  1.53%                                                   09/22/04    200,000      199,821,500
----------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  1.51%                                                   09/09/04    100,000       99,966,444
----------------------------------------------------------------------------------------------
  1.51%                                                   09/17/04    100,000       99,932,889
==============================================================================================
                                                                                   474,670,500
==============================================================================================

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------

DIVERSIFIED CAPITAL MARKETS-1.49%

Citigroup Global Markets Holdings Inc.
  1.50%                                                   09/21/04   $ 95,000   $   94,920,833
==============================================================================================

INDUSTRIAL CONGLOMERATES-1.57%

General Electric Co.
  1.49%                                                   09/21/04    100,000       99,917,222
==============================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.57%

General Electric Capital Corp.
  1.48%                                                   09/17/04    100,000       99,934,222
==============================================================================================
    Total Commercial Paper (Cost $4,361,639,369)                                 4,361,639,369
==============================================================================================

MASTER NOTE AGREEMENTS-4.63%

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/23/04; Cost $295,000,000)
  1.70%(b)(d)(e)                                          02/23/05    295,000      295,000,000
==============================================================================================

CERTIFICATES OF DEPOSIT-3.92%

Wells Fargo Bank, N.A. (Cost $250,000,000)
  1.52%                                                   09/08/04    250,000      250,000,000
==============================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.02%

FEDERAL HOME LOAN BANK (FHLB)-0.02%

Unsec. Disc. Notes, 1.47% (Cost $1,310,000)(a)            09/01/04      1,310        1,310,000
==============================================================================================
    Total Investments (excluding Repurchase Agreements)
      (Cost $4,907,949,369)                                                      4,907,949,369
==============================================================================================

REPURCHASE AGREEMENTS-23.12%

ABN AMRO Bank N.V.-New York Branch (Netherlands)
  1.55%(f)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch (Canada)
  1.55%(g)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United Kingdom)
  1.58%(h)                                                09/01/04     77,698       77,697,652
----------------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch (France)
  1.58%(i)                                                09/01/04     98,000       98,000,000
----------------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York Branch
  (Switzerland)
  1.55%(j)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch (Germany)
  1.55%(k)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  1.62%(l)                                                09/01/04    275,000      275,000,000
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

JPMorgan Securities Inc.
  1.58%(m)                                                09/01/04   $100,000   $  100,000,000
----------------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.55%(n)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.58%(o)                                                09/01/04     98,000       98,000,000
----------------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.58%(p)                                                09/01/04     25,000       25,000,000
----------------------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.56%(q)                                                09/01/04    500,000      500,000,000
----------------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.55%(r)                                                09/01/04     50,000       50,000,000
==============================================================================================
    Total Repurchase Agreements (Cost $1,473,697,652)                            1,473,697,652
==============================================================================================
TOTAL INVESTMENTS-100.11% (Cost $6,381,647,021)(s)                               6,381,647,021
==============================================================================================
OTHER ASSETS LESS LIABILITIES-(0.11%)                                               (6,976,816)
==============================================================================================
NET ASSETS-100.00%                                                              $6,374,670,205
______________________________________________________________________________________________
==============================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2004 was $3,812,269,904, which represented 59.80% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and interest are secured by bond insurance provided by MBIA Insurance Corp.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/04.
(f) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $289,098,000 U.S. Treasury obligations, 1.50% to 12.50% due 11/15/04 to 08/15/17 with an aggregate market value at 08/31/04 of $306,001,099. The amount to be received upon repurchase by the Fund is $50,002,153.
(g) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $298,515,000 U.S. Treasury obligations, 2.38% to 7.25% due 07/31/06 to 08/15/28 with an aggregate market value at 08/31/04 of $306,000,750. The amount to be received upon repurchase by the Fund is $50,002,153.

(h) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at 08/31/04 of $603,437,546. The amount to be received upon repurchase by the Fund is $77,701,062.
(i) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $216,646,000 U.S. Government obligations, 5.88% to 7.25% due 01/15/10 to 03/21/11 with an aggregate market value at 08/31/04 of $255,000,902. The amount to be received upon repurchase by the Fund is $98,004,301.
(j) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $300,819,000 U.S. Treasury obligations, 2.75% to 3.88% due 07/31/06 to 05/15/09 with an aggregate market value at 08/31/04 of $306,004,674. The amount to be received upon repurchase by the Fund is $50,002,153.
(k) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $253,156,000 U.S. Treasury obligations, 3.13% to 11.75% due 05/15/07 to 02/15/23 with an aggregate market value at 08/31/04 of $306,000,823. The amount to be received upon repurchase by the Fund is $50,002,153.
(l) Repurchase agreement entered into 08/31/04 with a maturing value of $275,012,394. Collateralized by $279,556,792 corporate and municipal obligations, 0% to 6.55% due 06/01/05 to 07/01/35 with an aggregate market value at 08/31/04 of $288,750,001.
(m) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $264,065,000 U.S. Government obligations, 0% to 9.38% due 02/01/05 to 08/04/28 with an aggregate market value at 08/31/04 of $255,002,677. The amount to be received upon repurchase by the Fund is $100,004,389.
(n) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $735,941,125 U.S. Treasury obligations, 0% to 8.75% due 02/15/16 to 11/15/26 with an aggregate market value at 08/31/04 of $306,000,297. The amount to be received upon repurchase by the Fund is $50,002,153.
(o) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $235,285,000 U.S. Government obligations, 4.72% to 7.00% due 05/19/09 to 05/06/13 with an aggregate market value at 08/31/04 of $255,004,814. The amount to be received upon repurchase by the Fund is $98,004,301.
(p) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $175,007,681. Collateralized by $785,150,000 U.S. Government obligations, 0% due 01/15/11 to 09/08/28 with an aggregate market value at 08/31/04 of $178,502,647. The amount to be received upon repurchase by the Fund is $25,001,097.
(q) Repurchase agreement entered into 08/31/04 with a maturing value of $500,021,667. Collateralized by $627,653,331 U.S. Government obligations, 2.49% to 7.00% due 01/01/07 to 09/01/34 with an aggregate market value at 08/31/04 of $510,000,000.
(r) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $239,856,000 U.S. Treasury obligations, 7.25% to 7.50% due 05/15/16 to 11/15/16 with an aggregate market value at 08/31/04 of $306,001,095. The amount to be received upon repurchase by the Fund is $50,002,153.
(s) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost $4,907,949,369)  $4,907,949,369
---------------------------------------------
Repurchase agreements (cost
  $1,473,697,652)               1,473,697,652
=============================================
    Total investments (cost
      $6,381,647,021)           6,381,647,021
=============================================
Receivables for:
  Interest                            428,717
---------------------------------------------
  Amount due from advisor              96,986
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    379,851
---------------------------------------------
Other assets                          251,569
=============================================
    Total assets                6,382,804,144
_____________________________________________
=============================================

LIABILITIES:

Payables for:
  Dividends                         6,777,892
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                  766,597
---------------------------------------------
Accrued distribution fees             295,751
---------------------------------------------
Accrued trustees' fees                  7,801
---------------------------------------------
Accrued transfer agent fees           170,469
---------------------------------------------
Accrued operating expenses            115,429
=============================================
    Total liabilities               8,133,939
=============================================
Net assets applicable to
  shares outstanding           $6,374,670,205
_____________________________________________
=============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $6,373,894,890
---------------------------------------------
  Undistributed net
    investment income                 779,248
---------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities              (3,933)
=============================================
                               $6,374,670,205
_____________________________________________
=============================================

NET ASSETS:

Institutional Class            $5,038,959,978
_____________________________________________
=============================================
Private Investment Class       $  393,619,264
_____________________________________________
=============================================
Personal Investment Class      $  111,924,762
_____________________________________________
=============================================
Cash Management Class          $  570,064,083
_____________________________________________
=============================================
Reserve Class                  $  108,318,676
_____________________________________________
=============================================
Resource Class                 $  151,783,442
_____________________________________________
=============================================

SHARES OUTSTANDING, $0.01 PAR
  VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES
  AUTHORIZED:

Institutional Class             5,039,508,503
_____________________________________________
=============================================
Private Investment Class          393,723,918
_____________________________________________
=============================================
Personal Investment Class         111,879,267
_____________________________________________
=============================================
Cash Management Class             570,129,651
_____________________________________________
=============================================
Reserve Class                     108,327,403
_____________________________________________
=============================================
Resource Class                    151,756,132
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $70,207,609
=========================================================================

EXPENSES:

Advisory fees                                                   9,335,764
-------------------------------------------------------------------------
Administrative services fees                                      686,715
-------------------------------------------------------------------------
Custodian fees                                                    255,456
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,110,771
-------------------------------------------------------------------------
  Personal Investment Class                                       921,230
-------------------------------------------------------------------------
  Cash Management Class                                           486,900
-------------------------------------------------------------------------
  Reserve Class                                                   902,349
-------------------------------------------------------------------------
  Resource Class                                                  223,359
-------------------------------------------------------------------------
Transfer agent fees                                             1,042,961
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                            110,203
-------------------------------------------------------------------------
Other                                                             485,732
=========================================================================
    Total expenses                                             16,561,440
=========================================================================
Less: Fees waived and expenses reimbursed                      (5,795,623)
=========================================================================
    Net expenses                                               10,765,817
=========================================================================
Net investment income                                          59,441,792
=========================================================================
Net realized gain (loss) from investment securities                (2,920)
=========================================================================
Net increase in net assets resulting from operations          $59,438,872
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   59,441,792    $   97,285,796
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 (2,920)               --
==============================================================================================
    Net increase in net assets resulting from operations          59,438,872        97,285,796
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (50,736,984)      (79,265,979)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (3,040,636)       (4,790,723)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (571,339)       (1,135,614)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (4,637,801)       (9,794,878)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     (140,187)         (602,071)
----------------------------------------------------------------------------------------------
  Resource Class                                                    (965,008)       (1,696,366)
==============================================================================================
    Decrease in net assets resulting from distributions          (60,091,955)      (97,285,631)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (549,615,839)     (341,182,886)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (167,157,350)       61,372,457
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (21,780,861)      (43,774,130)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           33,417,116      (437,330,384)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    4,646,266       (42,828,014)
----------------------------------------------------------------------------------------------
  Resource Class                                                  63,537,392      (125,390,496)
==============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                        (636,953,276)     (929,133,453)
==============================================================================================
    Net increase (decrease) in net assets                       (637,606,359)     (929,133,288)
==============================================================================================

NET ASSETS:

  Beginning of year                                            7,012,276,564     7,941,409,852
==============================================================================================
  End of year (including undistributed net investment income of $779,248 and $1,430,149 for 2004 and 2003,
    respectively)                                             $6,374,670,205    $7,012,276,564
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the

     Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the year ended August 31, 2004, AIM waived fees of $4,445,465.

    For the year ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $832 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $686,715 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $927,375 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,266,463, $675,569, $389,520, $785,044 and $178,687, respectively, after FMC waived Plan fees of $844,308, $245,661, $97,380, $117,305 and $44,672, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $20,457 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $60,091,955    $97,285,631
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                     2004
------------------------------------------------------------------------------
Undistributed ordinary income                                   $    1,460,908
------------------------------------------------------------------------------
Temporary book/tax differences                                        (681,659)
------------------------------------------------------------------------------
Capital loss carryforward                                               (1,014)
------------------------------------------------------------------------------
Post-October capital loss deferral                                      (2,920)
------------------------------------------------------------------------------
Shares of beneficial interest                                    6,373,894,890
==============================================================================
    Total net assets                                            $6,374,670,205
______________________________________________________________________________
==============================================================================

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward for tax purposes as of August 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications, on August 31, 2004 undistributed net investment income was decreased by $738 and undistributed net realized gain (loss) was increased by $738. This reclassification has no affect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                     CHANGES IN SHARES OUTSTANDING(A)
----------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2004                                   2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            26,718,533,040    $ 26,718,533,040     39,538,699,529    $ 39,538,699,529
----------------------------------------------------------------------------------------------------------
  Private Investment Class        2,322,510,291       2,322,510,291      2,361,767,415       2,361,767,415
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       1,677,786,377       1,677,786,377      1,713,575,941       1,713,575,941
----------------------------------------------------------------------------------------------------------
  Cash Management Class           2,674,567,144       2,674,567,144      4,401,672,934       4,401,672,934
----------------------------------------------------------------------------------------------------------
  Reserve Class                   1,019,006,055       1,019,006,055      5,302,349,656       5,302,349,656
----------------------------------------------------------------------------------------------------------
  Resource Class                    631,748,856         631,748,856        831,814,148         831,814,148
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 3,671,895           3,671,895          5,289,215           5,289,215
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,204,879           1,204,879          2,463,410           2,463,410
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             409,929             409,929          1,073,144           1,073,144
----------------------------------------------------------------------------------------------------------
  Cash Management Class               1,072,245           1,072,245          3,808,779           3,808,779
----------------------------------------------------------------------------------------------------------
  Reserve Class                          98,831              98,831            616,859             616,859
----------------------------------------------------------------------------------------------------------
  Resource Class                        712,880             712,880          1,719,060           1,719,060
==========================================================================================================
Reacquired:
  Institutional Class           (27,271,820,774)    (27,271,820,774)   (39,885,171,630)    (39,885,171,630)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (2,490,872,520)     (2,490,872,520)    (2,302,858,368)     (2,302,858,368)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (1,699,977,167)     (1,699,977,167)    (1,758,423,215)     (1,758,423,215)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (2,642,222,273)     (2,642,222,273)    (4,842,812,097)     (4,842,812,097)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (1,014,458,620)     (1,014,458,620)    (5,345,794,529)     (5,345,794,529)
----------------------------------------------------------------------------------------------------------
  Resource Class                   (568,924,344)       (568,924,344)      (958,923,704)       (958,923,704)
==========================================================================================================
                                   (636,953,276)   $   (636,953,276)      (929,133,453)   $   (929,133,453)
__________________________________________________________________________________________________________
==========================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 11.80% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

      38.22% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         INSTITUTIONAL CLASS
                                ----------------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                ----------------------------------------------------------------------
                                   2004             2003          2002          2001          2000
------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $     1.00       $     1.00    $     1.00    $     1.00    $      1.00
------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income               0.01             0.01          0.02          0.05           0.06
------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  (0.00)              --         (0.00)         0.00             --
======================================================================================================
    Total from investment
      operations                      0.01             0.01          0.02          0.05           0.06
======================================================================================================
Less dividends from net
  investment income                  (0.01)           (0.01)        (0.02)        (0.05)         (0.06)
======================================================================================================
Net asset value, end of period  $     1.00       $     1.00    $     1.00    $     1.00    $      1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                       1.02%            1.27%         2.01%         5.46%          6.08%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $5,038,960       $5,589,108    $5,930,291    $7,840,199    $11,874,103
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements            0.12%(b)         0.10%         0.10%         0.09%          0.09%
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements            0.19%(b)         0.18%         0.14%         0.09%          0.09%
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income
  to average net assets               1.01%(b)         1.28%         2.05%         5.41%          5.94%
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $4,990,043,244.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PRIVATE INVESTMENT CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.06
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)            --       (0.00)       0.00          --
=================================================================================================
    Total from investment operations      0.01           0.01        0.02        0.05        0.06
=================================================================================================
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.72%          0.97%       1.70%       5.14%       5.76%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $393,619       $560,825    $499,452    $572,597    $470,368
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.42%(b)       0.40%       0.40%       0.39%       0.39%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.69%(b)       0.68%       0.64%       0.59%       0.59%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.71%(b)       0.98%       1.75%       5.11%       5.64%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $422,154,201.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PERSONAL INVESTMENT CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.05
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)            --       (0.00)       0.00          --
=================================================================================================
    Total from investment operations      0.01           0.01        0.02        0.05        0.05
=================================================================================================
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.05)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.47%          0.72%       1.50%       4.93%       5.55%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $111,925       $133,719    $177,493    $216,286    $142,235
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.67%(b)       0.65%       0.60%       0.59%       0.59%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.94%(b)       0.93%       0.89%       0.84%       0.84%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.46%(b)       0.73%       1.55%       4.91%       5.44%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $122,830,641.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        CASH MANAGEMENT CLASS
                                   ---------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                   ---------------------------------------------------------------
                                     2004           2003        2002         2001          2000
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $   1.00       $   1.00    $   1.00    $     1.00    $     1.00
--------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                0.01           0.01        0.02          0.05          0.06
--------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized and
    unrealized)                       (0.00)            --       (0.00)         0.00            --
==================================================================================================
    Total from investment
      operations                       0.01           0.01        0.02          0.05          0.06
==================================================================================================
Less dividends from net
  investment income                   (0.01)         (0.01)      (0.02)        (0.05)        (0.06)
==================================================================================================
Net asset value, end of period     $   1.00       $   1.00    $   1.00    $     1.00    $     1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                        0.94%          1.19%       1.93%         5.37%         6.00%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $570,064       $536,685    $974,016    $1,139,775    $1,157,412
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                     0.20%(b)       0.18%       0.18%         0.17%         0.17%
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements             0.29%(b)       0.28%       0.24%         0.19%         0.19%
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to
  average net assets                   0.93%(b)       1.20%       1.97%         5.33%         5.86%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $486,899,983.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                            RESOURCE CLASS
                                      ----------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------
                                        2004          2003        2002        2001        2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01          0.01        0.02        0.05        0.06
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)           --       (0.00)       0.00          --
================================================================================================
    Total from investment operations      0.01          0.01        0.02        0.05        0.06
================================================================================================
Less dividends from net investment
  income                                 (0.01)        (0.01)      (0.02)      (0.05)      (0.06)
================================================================================================
Net asset value, end of period        $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                           0.86%         1.11%       1.85%       5.29%       5.91%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $151,783       $88,259    $213,654    $453,601    $563,431
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.28%(b)      0.26%       0.26%       0.25%       0.25%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.39%(b)      0.38%       0.34%       0.29%       0.29%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                      0.85%(b)      1.12%       1.89%       5.25%       5.78%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $111,679,432.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                             RESERVE CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                  0.001          0.004        0.01        0.05        0.05
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)            --       (0.00)       0.00          --
=================================================================================================
    Total from investment operations     0.001          0.004        0.01        0.05        0.05
=================================================================================================
Less dividends from net investment
  income                                (0.001)        (0.004)      (0.01)      (0.05)      (0.05)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.15%          0.40%       1.19%       4.62%       5.24%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $108,319       $103,681    $146,505    $144,449    $131,370
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.99%(b)       0.97%       0.90%       0.89%       0.89%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        1.19%(b)       1.18%       1.14%       1.09%       1.09%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.14%(b)       0.41%       1.25%       4.61%       5.14%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $90,234,906.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of STIC Prime Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of STIC Prime Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of STIC Prime Portfolio (formerly Prime Portfolio), ("Fund"), a portfolio of Short-Term Investments Trust ("Trust"), (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                      WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR       AUTHORITY
---------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  21,829,977,162    10,479,118
      Frank S. Bayley..............................  21,830,154,550    10,301,730
      James T. Bunch...............................  21,830,155,266    10,301,014
      Bruce L. Crockett............................  21,830,154,531    10,301,749
      Albert R. Dowden.............................  21,830,154,371    10,301,909
      Edward K. Dunn, Jr. .........................  21,830,154,550    10,301,730
      Jack M. Fields...............................  21,830,155,247    10,301,033
      Carl Frischling..............................  21,830,155,266    10,301,014
      Robert H. Graham.............................  21,830,155,266    10,301,014
      Gerald J. Lewis..............................  21,830,155,266    10,301,014
      Prema Mathai-Davis...........................  21,830,155,266    10,301,014
      Lewis F. Pennock.............................  21,830,155,266    10,301,014
      Ruth H. Quigley..............................  21,830,155,087    10,301,193
      Louis S. Sklar...............................  21,830,155,266    10,301,014
      Larry Soll, Ph.D.............................  21,830,151,370    10,304,910
      Mark H. Williamson...........................  21,830,155,266    10,301,014

                                                                    VOTES        WITHHELD/
      MATTER                                       VOTES FOR       AGAINST      ABSTENTIONS
--------------------------------------------------------------------------------------------
(2)*  Approval of an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as new series
      portfolio of Short-Term Investments
      Trust, an existing Delaware statutory
      trust and, in connection therewith, the
      sale of all of Company's assets and the
      dissolution of Company as a Maryland
      corporation..............................  20,735,454,099   63,566,040   1,041,436,141**

 * Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Company, Inc.

** Includes Broker Non-Votes

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)

                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)

                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.

                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company

                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.

                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.
REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid, 0.01% was derived from U.S. Treasury Obligations.

                         ANNUAL REPORT / AUGUST 31, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                              STIC PRIME PORTFOLIO

                                 RESOURCE CLASS

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

PRM-AR-5

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--Registered Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P
                    500--Registered Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust STIC Portfolio's Resource Class were 1.27% and 1.22%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity
(WAM) remained in the 10- to 25-day


========================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              30.9%

8-14                             19.1

15-21                            29.9

22-28                            19.3

29-35                             0.8

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================


                      [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--


                                                                     (continued)
range; at the close of the reporting period, the WAM stood at 13 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Resource Class stood at $151.8 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The STIC Prime Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations bank obligations, commercial paper and selected repurchase-agreement securities.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman


================================================================================
       The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMinvestments.com FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


=============================================================================================
                                                                         HYPOTHETICAL
                                              ACTUAL                  (5% ANNUAL RETURN
                                                                        BEFORE EXPENSES)

                   BEGINNING          ENDING        EXPENSES       ENDING         EXPENSES
                 ACCOUNT VALUE     ACCOUNT VALUE   PAID DURING  ACCOUNT VALUE    PAID DURING
                  (03/01/04)       (08/31/04)(1)    PERIOD(2)     (08/31/04)      PERIOD(2)


RESOURCE           $1,000.00         $1,004.50        $1.41       $1,023.73        $1.42

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.45% for Resource class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.28% for Resource class shares) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
=============================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------

COMMERCIAL PAPER-68.42%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/ LEASES-3.92%

Fountain Square Commercial Funding Corp. (Fifth Third
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/12/04; Cost $49,940,111)
  1.54%                                                   09/09/04   $ 50,000   $   49,982,889
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $99,846,000)
  1.54%                                                   09/16/04    100,000       99,935,833
----------------------------------------------------------------------------------------------
  (Acquired 08/23/04; Cost $99,863,111)
  1.54%                                                   09/24/04    100,000       99,901,611
==============================================================================================
                                                                                   249,820,333
==============================================================================================
ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-2.59%

Delaware Funding Co., LLC (Morgan Guaranty-ABS Program
  Sponsor)(b)
  (Acquired 08/10/04; Cost $51,002,846)
  1.53%                                                   09/15/04     51,081       51,050,607
----------------------------------------------------------------------------------------------
Old Line Funding, LLC (Royal Bank of Canada-ABS Program
  Sponsor)(b)
  (Acquired 07/28/04; Cost $25,177,180)
  1.48%                                                   09/15/04     25,228       25,213,480
----------------------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Royal Bank of Canada-ABS
  Program Sponsor)(b)
  (Acquired 08/18/04; Cost $30,226,548)
  1.53%                                                   09/20/04     30,269       30,244,558
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $34,918,538)
  1.47%                                                   09/21/04     35,000       34,971,417
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $23,897,881)
  1.48%                                                   09/22/04     23,955       23,934,319
==============================================================================================
                                                                                   165,414,381
==============================================================================================
ASSET-BACKED SECURITIES-FULLY BACKED-18.19%

Aspen Funding Corp. (Deutsche Bank A.G.-ABS Program
  Sponsor)(b)
  (Acquired 07/27/04; Cost $114,739,972)
  1.48%                                                   09/20/04    115,000      114,910,172
----------------------------------------------------------------------------------------------
  (Acquired 08/04/04; Cost $69,856,131)
  1.51%                                                   09/22/04     70,000       69,938,342
----------------------------------------------------------------------------------------------
Govco, Inc. (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 07/30/04; Cost $69,864,744)
  1.48%                                                   09/15/04     70,000       69,959,711
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Kitty Hawk Funding Corp. (Bank of America N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/10/04; Cost $119,841,900)
  1.53%                                                   09/10/04   $120,000   $  119,954,100
----------------------------------------------------------------------------------------------
Legacy Capital Co., LLC (Liberty Hampshire, Co., LLC
  (The)-ABS Program Sponsor)(b)
  (Acquired 08/12/04; Cost $249,555,833)
  1.56%                                                   09/23/04    250,000      249,761,667
----------------------------------------------------------------------------------------------
  (Acquired 08/25/04; Cost $49,925,861)
  1.57%                                                   09/28/04     50,000       49,941,125
----------------------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.-ABS Program
  Sponsor)(b)(c)
  (Acquired 07/27/04; Cost $59,864,333)
  1.48%                                                   09/20/04     60,000       59,953,133
----------------------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/04/04; Cost $150,031,733)
  1.51%                                                   09/07/04    150,246      150,208,188
----------------------------------------------------------------------------------------------
Variable Funding Capital (Wachovia Bank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/03/04; Cost $74,847,896)
  1.49%                                                   09/21/04     75,000       74,937,917
----------------------------------------------------------------------------------------------
  (Acquired 08/24/04; Cost $199,743,333)
  1.54%                                                   09/23/04    200,000      199,811,778
==============================================================================================
                                                                                 1,159,376,133
==============================================================================================
ASSET-BACKED SECURITIES-MULTI-PURPOSE-22.65%

Amsterdam Funding Corp. (ABN AMRO Bank N.V.-ABS Program
  Sponsor)(b)
  (Acquired 08/18/04; Cost $24,969,188)
  1.53%                                                   09/16/04     25,000       24,984,063
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $49,933,694)
  1.54%                                                   09/17/04     50,000       49,965,778
----------------------------------------------------------------------------------------------
  (Acquired 08/03/04; Cost $75,848,000)
  1.50%                                                   09/20/04     76,000       75,939,833
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $24,957,222)
  1.54%                                                   09/21/04     25,000       24,978,611
----------------------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 07/30/04; Cost $23,952,320)
  1.49%                                                   09/16/04     24,000       23,985,100
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $99,796,333)
  1.56%                                                   09/27/04    100,000       99,887,333
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $49,896,000)
  1.56%                                                   09/28/04     50,000       49,941,500
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $49,893,833)
  1.56%                                                   09/29/04     50,000       49,939,333
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

CRC Funding LLC (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 08/03/04; Cost $95,820,000)
  1.50%                                                   09/17/04   $ 96,000   $   95,936,000
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $99,767,250)
  1.47%                                                   09/21/04    100,000       99,918,333
----------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/06/04; Cost $171,745,822)
  1.52%                                                   09/10/04    172,000      171,934,640
----------------------------------------------------------------------------------------------
  (Acquired 08/11/04; Cost $114,832,739)
  1.54%                                                   09/14/04    115,000      114,936,047
----------------------------------------------------------------------------------------------
Gemini Securitization Corp. LLC (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 08/10/04; Cost $84,877,175)
  1.53%                                                   09/13/04     85,000       84,956,650
----------------------------------------------------------------------------------------------
Mont Blanc Capital Corp. (ING Bank-ABS Program
  Sponsor)(b)
  (Acquired 08/25/04; Cost $39,942,800)
  1.56%                                                   09/27/04     40,000       39,954,933
----------------------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/12/04; Cost $45,758,483)
  1.53%                                                   09/09/04     45,813       45,797,424
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $65,015,769)
  1.53%                                                   09/10/04     65,096       65,071,101
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $37,103,145)
  1.53%                                                   09/17/04     37,160       37,134,731
----------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/11/04; Cost $69,631,564)
  1.54%                                                   09/13/04     69,730       69,694,205
----------------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank PLC-ABS
  Program Sponsor)(b)
  (Acquired 08/06/04; Cost $51,938,524)
  1.52%                                                   09/03/04     52,000       51,995,609
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $24,970,056)
  1.54%                                                   09/14/04     25,000       24,986,097
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $24,968,986)
  1.54%                                                   09/15/04     25,000       24,985,028
----------------------------------------------------------------------------------------------
  (Acquired 08/19/04; Cost $66,849,833)
  1.54%                                                   09/16/04     66,930       66,887,053
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp. (ABN AMRO Bank N.V.-ABS Program
  Sponsor)(b)
  (Acquired 08/12/04; Cost $24,962,569)
  1.54%                                                   09/16/04   $ 25,000   $   24,983,958
----------------------------------------------------------------------------------------------
  (Acquired 08/17/04; Cost $24,966,847)
  1.54%                                                   09/17/04     25,000       24,982,889
==============================================================================================
                                                                                 1,443,776,249
==============================================================================================

ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/SECURITY ARBITRAGE-1.96%

Klio Funding Corp. (Bear Stearns Asset Management
  Inc.-ABS Program Sponsor)(b)
  (Acquired 08/19/04; Cost $50,198,410)
  1.55%                                                   09/16/04     50,259       50,226,541
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $74,787,192)
  1.52%                                                   09/23/04     74,942       74,871,776
==============================================================================================
                                                                                   125,098,317
==============================================================================================

ASSET-BACKED SECURITIES-TRADE RECEIVABLES-7.04%

Blue Ridge Asset Funding Corp. (Wachovia Bank N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/10/04; Cost $99,872,500)
  1.53%                                                   09/09/04    100,000       99,966,000
----------------------------------------------------------------------------------------------
  (Acquired 08/12/04; Cost $174,747,125)
  1.53%                                                   09/16/04    175,000      174,888,438
----------------------------------------------------------------------------------------------
Ciesco, LLC (Citibank N.A.-ABS Program Sponsor)(b)
  (Acquired 07/26/04; Cost $23,951,980)
  1.47%                                                   09/13/04     24,000       23,988,240
----------------------------------------------------------------------------------------------
  (Acquired 07/26/04; Cost $74,882,500)
  1.47%                                                   09/20/04     75,000       74,941,813
----------------------------------------------------------------------------------------------
New Center Asset Trust-Series A-1+ (General Motors
  Acceptance Corp.-ABS Program Sponsor)
  1.53%                                                   09/24/04     75,000       74,926,688
==============================================================================================
                                                                                   448,711,179
==============================================================================================

CONSUMER FINANCE-7.44%

Household Finance Corp.
  1.51%                                                   09/17/04     75,000       74,949,667
----------------------------------------------------------------------------------------------
  1.53%                                                   09/22/04    200,000      199,821,500
----------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
  1.51%                                                   09/09/04    100,000       99,966,444
----------------------------------------------------------------------------------------------
  1.51%                                                   09/17/04    100,000       99,932,889
==============================================================================================
                                                                                   474,670,500
==============================================================================================

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------

DIVERSIFIED CAPITAL MARKETS-1.49%

Citigroup Global Markets Holdings Inc.
  1.50%                                                   09/21/04   $ 95,000   $   94,920,833
==============================================================================================

INDUSTRIAL CONGLOMERATES-1.57%

General Electric Co.
  1.49%                                                   09/21/04    100,000       99,917,222
==============================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.57%

General Electric Capital Corp.
  1.48%                                                   09/17/04    100,000       99,934,222
==============================================================================================
    Total Commercial Paper (Cost $4,361,639,369)                                 4,361,639,369
==============================================================================================

MASTER NOTE AGREEMENTS-4.63%

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/23/04; Cost $295,000,000)
  1.70%(b)(d)(e)                                          02/23/05    295,000      295,000,000
==============================================================================================

CERTIFICATES OF DEPOSIT-3.92%

Wells Fargo Bank, N.A. (Cost $250,000,000)
  1.52%                                                   09/08/04    250,000      250,000,000
==============================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.02%

FEDERAL HOME LOAN BANK (FHLB)-0.02%

Unsec. Disc. Notes, 1.47% (Cost $1,310,000)(a)            09/01/04      1,310        1,310,000
==============================================================================================
    Total Investments (excluding Repurchase Agreements)
      (Cost $4,907,949,369)                                                      4,907,949,369
==============================================================================================

REPURCHASE AGREEMENTS-23.12%

ABN AMRO Bank N.V.-New York Branch (Netherlands)
  1.55%(f)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch (Canada)
  1.55%(g)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United Kingdom)
  1.58%(h)                                                09/01/04     77,698       77,697,652
----------------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch (France)
  1.58%(i)                                                09/01/04     98,000       98,000,000
----------------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York Branch
  (Switzerland)
  1.55%(j)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch (Germany)
  1.55%(k)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Goldman, Sachs & Co.
  1.62%(l)                                                09/01/04    275,000      275,000,000
----------------------------------------------------------------------------------------------

                                                                       PAR
                                                          MATURITY    (000)         VALUE
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

JPMorgan Securities Inc.
  1.58%(m)                                                09/01/04   $100,000   $  100,000,000
----------------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.55%(n)                                                09/01/04     50,000       50,000,000
----------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.58%(o)                                                09/01/04     98,000       98,000,000
----------------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.58%(p)                                                09/01/04     25,000       25,000,000
----------------------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.56%(q)                                                09/01/04    500,000      500,000,000
----------------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.55%(r)                                                09/01/04     50,000       50,000,000
==============================================================================================
    Total Repurchase Agreements (Cost $1,473,697,652)                            1,473,697,652
==============================================================================================
TOTAL INVESTMENTS-100.11% (Cost $6,381,647,021)(s)                               6,381,647,021
==============================================================================================
OTHER ASSETS LESS LIABILITIES-(0.11%)                                               (6,976,816)
==============================================================================================
NET ASSETS-100.00%                                                              $6,374,670,205
______________________________________________________________________________________________
==============================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2004 was $3,812,269,904, which represented 59.80% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and interest are secured by bond insurance provided by MBIA Insurance Corp.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/04.
(f) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $289,098,000 U.S. Treasury obligations, 1.50% to 12.50% due 11/15/04 to 08/15/17 with an aggregate market value at 08/31/04 of $306,001,099. The amount to be received upon repurchase by the Fund is $50,002,153.
(g) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $298,515,000 U.S. Treasury obligations, 2.38% to 7.25% due 07/31/06 to 08/15/28 with an aggregate market value at 08/31/04 of $306,000,750. The amount to be received upon repurchase by the Fund is $50,002,153.

(h) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at 08/31/04 of $603,437,546. The amount to be received upon repurchase by the Fund is $77,701,062.
(i) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $216,646,000 U.S. Government obligations, 5.88% to 7.25% due 01/15/10 to 03/21/11 with an aggregate market value at 08/31/04 of $255,000,902. The amount to be received upon repurchase by the Fund is $98,004,301.
(j) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $300,819,000 U.S. Treasury obligations, 2.75% to 3.88% due 07/31/06 to 05/15/09 with an aggregate market value at 08/31/04 of $306,004,674. The amount to be received upon repurchase by the Fund is $50,002,153.
(k) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $253,156,000 U.S. Treasury obligations, 3.13% to 11.75% due 05/15/07 to 02/15/23 with an aggregate market value at 08/31/04 of $306,000,823. The amount to be received upon repurchase by the Fund is $50,002,153.
(l) Repurchase agreement entered into 08/31/04 with a maturing value of $275,012,394. Collateralized by $279,556,792 corporate and municipal obligations, 0% to 6.55% due 06/01/05 to 07/01/35 with an aggregate market value at 08/31/04 of $288,750,001.
(m) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $264,065,000 U.S. Government obligations, 0% to 9.38% due 02/01/05 to 08/04/28 with an aggregate market value at 08/31/04 of $255,002,677. The amount to be received upon repurchase by the Fund is $100,004,389.
(n) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $735,941,125 U.S. Treasury obligations, 0% to 8.75% due 02/15/16 to 11/15/26 with an aggregate market value at 08/31/04 of $306,000,297. The amount to be received upon repurchase by the Fund is $50,002,153.
(o) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $235,285,000 U.S. Government obligations, 4.72% to 7.00% due 05/19/09 to 05/06/13 with an aggregate market value at 08/31/04 of $255,004,814. The amount to be received upon repurchase by the Fund is $98,004,301.
(p) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $175,007,681. Collateralized by $785,150,000 U.S. Government obligations, 0% due 01/15/11 to 09/08/28 with an aggregate market value at 08/31/04 of $178,502,647. The amount to be received upon repurchase by the Fund is $25,001,097.
(q) Repurchase agreement entered into 08/31/04 with a maturing value of $500,021,667. Collateralized by $627,653,331 U.S. Government obligations, 2.49% to 7.00% due 01/01/07 to 09/01/34 with an aggregate market value at 08/31/04 of $510,000,000.
(r) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $239,856,000 U.S. Treasury obligations, 7.25% to 7.50% due 05/15/16 to 11/15/16 with an aggregate market value at 08/31/04 of $306,001,095. The amount to be received upon repurchase by the Fund is $50,002,153.
(s) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost $4,907,949,369)  $4,907,949,369
---------------------------------------------
Repurchase agreements (cost
  $1,473,697,652)               1,473,697,652
=============================================
    Total investments (cost
      $6,381,647,021)           6,381,647,021
=============================================
Receivables for:
  Interest                            428,717
---------------------------------------------
  Amount due from advisor              96,986
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    379,851
---------------------------------------------
Other assets                          251,569
=============================================
    Total assets                6,382,804,144
_____________________________________________
=============================================

LIABILITIES:

Payables for:
  Dividends                         6,777,892
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                  766,597
---------------------------------------------
Accrued distribution fees             295,751
---------------------------------------------
Accrued trustees' fees                  7,801
---------------------------------------------
Accrued transfer agent fees           170,469
---------------------------------------------
Accrued operating expenses            115,429
=============================================
    Total liabilities               8,133,939
=============================================
Net assets applicable to
  shares outstanding           $6,374,670,205
_____________________________________________
=============================================

NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $6,373,894,890
---------------------------------------------
  Undistributed net
    investment income                 779,248
---------------------------------------------
  Undistributed net realized
    gain (loss) from
    investment securities              (3,933)
=============================================
                               $6,374,670,205
_____________________________________________
=============================================

NET ASSETS:

Institutional Class            $5,038,959,978
_____________________________________________
=============================================
Private Investment Class       $  393,619,264
_____________________________________________
=============================================
Personal Investment Class      $  111,924,762
_____________________________________________
=============================================
Cash Management Class          $  570,064,083
_____________________________________________
=============================================
Reserve Class                  $  108,318,676
_____________________________________________
=============================================
Resource Class                 $  151,783,442
_____________________________________________
=============================================

SHARES OUTSTANDING, $0.01 PAR
  VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES
  AUTHORIZED:

Institutional Class             5,039,508,503
_____________________________________________
=============================================
Private Investment Class          393,723,918
_____________________________________________
=============================================
Personal Investment Class         111,879,267
_____________________________________________
=============================================
Cash Management Class             570,129,651
_____________________________________________
=============================================
Reserve Class                     108,327,403
_____________________________________________
=============================================
Resource Class                    151,756,132
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $70,207,609
=========================================================================

EXPENSES:

Advisory fees                                                   9,335,764
-------------------------------------------------------------------------
Administrative services fees                                      686,715
-------------------------------------------------------------------------
Custodian fees                                                    255,456
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,110,771
-------------------------------------------------------------------------
  Personal Investment Class                                       921,230
-------------------------------------------------------------------------
  Cash Management Class                                           486,900
-------------------------------------------------------------------------
  Reserve Class                                                   902,349
-------------------------------------------------------------------------
  Resource Class                                                  223,359
-------------------------------------------------------------------------
Transfer agent fees                                             1,042,961
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                            110,203
-------------------------------------------------------------------------
Other                                                             485,732
=========================================================================
    Total expenses                                             16,561,440
=========================================================================
Less: Fees waived and expenses reimbursed                      (5,795,623)
=========================================================================
    Net expenses                                               10,765,817
=========================================================================
Net investment income                                          59,441,792
=========================================================================
Net realized gain (loss) from investment securities                (2,920)
=========================================================================
Net increase in net assets resulting from operations          $59,438,872
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   59,441,792    $   97,285,796
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 (2,920)               --
==============================================================================================
    Net increase in net assets resulting from operations          59,438,872        97,285,796
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (50,736,984)      (79,265,979)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (3,040,636)       (4,790,723)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (571,339)       (1,135,614)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (4,637,801)       (9,794,878)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     (140,187)         (602,071)
----------------------------------------------------------------------------------------------
  Resource Class                                                    (965,008)       (1,696,366)
==============================================================================================
    Decrease in net assets resulting from distributions          (60,091,955)      (97,285,631)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (549,615,839)     (341,182,886)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (167,157,350)       61,372,457
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (21,780,861)      (43,774,130)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           33,417,116      (437,330,384)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    4,646,266       (42,828,014)
----------------------------------------------------------------------------------------------
  Resource Class                                                  63,537,392      (125,390,496)
==============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                        (636,953,276)     (929,133,453)
==============================================================================================
    Net increase (decrease) in net assets                       (637,606,359)     (929,133,288)
==============================================================================================

NET ASSETS:

  Beginning of year                                            7,012,276,564     7,941,409,852
==============================================================================================
  End of year (including undistributed net investment income of $779,248 and $1,430,149 for 2004 and 2003,
    respectively)                                             $6,374,670,205    $7,012,276,564
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the

     Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the year ended August 31, 2004, AIM waived fees of $4,445,465.

    For the year ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $832 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $686,715 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $927,375 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,266,463, $675,569, $389,520, $785,044 and $178,687, respectively, after FMC waived Plan fees of $844,308, $245,661, $97,380, $117,305 and $44,672, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $20,457 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $60,091,955    $97,285,631
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                     2004
------------------------------------------------------------------------------
Undistributed ordinary income                                   $    1,460,908
------------------------------------------------------------------------------
Temporary book/tax differences                                        (681,659)
------------------------------------------------------------------------------
Capital loss carryforward                                               (1,014)
------------------------------------------------------------------------------
Post-October capital loss deferral                                      (2,920)
------------------------------------------------------------------------------
Shares of beneficial interest                                    6,373,894,890
==============================================================================
    Total net assets                                            $6,374,670,205
______________________________________________________________________________
==============================================================================

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward for tax purposes as of August 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications, on August 31, 2004 undistributed net investment income was decreased by $738 and undistributed net realized gain (loss) was increased by $738. This reclassification has no affect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                     CHANGES IN SHARES OUTSTANDING(A)
----------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2004                                   2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            26,718,533,040    $ 26,718,533,040     39,538,699,529    $ 39,538,699,529
----------------------------------------------------------------------------------------------------------
  Private Investment Class        2,322,510,291       2,322,510,291      2,361,767,415       2,361,767,415
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       1,677,786,377       1,677,786,377      1,713,575,941       1,713,575,941
----------------------------------------------------------------------------------------------------------
  Cash Management Class           2,674,567,144       2,674,567,144      4,401,672,934       4,401,672,934
----------------------------------------------------------------------------------------------------------
  Reserve Class                   1,019,006,055       1,019,006,055      5,302,349,656       5,302,349,656
----------------------------------------------------------------------------------------------------------
  Resource Class                    631,748,856         631,748,856        831,814,148         831,814,148
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 3,671,895           3,671,895          5,289,215           5,289,215
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,204,879           1,204,879          2,463,410           2,463,410
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             409,929             409,929          1,073,144           1,073,144
----------------------------------------------------------------------------------------------------------
  Cash Management Class               1,072,245           1,072,245          3,808,779           3,808,779
----------------------------------------------------------------------------------------------------------
  Reserve Class                          98,831              98,831            616,859             616,859
----------------------------------------------------------------------------------------------------------
  Resource Class                        712,880             712,880          1,719,060           1,719,060
==========================================================================================================
Reacquired:
  Institutional Class           (27,271,820,774)    (27,271,820,774)   (39,885,171,630)    (39,885,171,630)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (2,490,872,520)     (2,490,872,520)    (2,302,858,368)     (2,302,858,368)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (1,699,977,167)     (1,699,977,167)    (1,758,423,215)     (1,758,423,215)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (2,642,222,273)     (2,642,222,273)    (4,842,812,097)     (4,842,812,097)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (1,014,458,620)     (1,014,458,620)    (5,345,794,529)     (5,345,794,529)
----------------------------------------------------------------------------------------------------------
  Resource Class                   (568,924,344)       (568,924,344)      (958,923,704)       (958,923,704)
==========================================================================================================
                                   (636,953,276)   $   (636,953,276)      (929,133,453)   $   (929,133,453)
__________________________________________________________________________________________________________
==========================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 11.80% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

      38.22% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         INSTITUTIONAL CLASS
                                ----------------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                ----------------------------------------------------------------------
                                   2004             2003          2002          2001          2000
------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $     1.00       $     1.00    $     1.00    $     1.00    $      1.00
------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income               0.01             0.01          0.02          0.05           0.06
------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  (0.00)              --         (0.00)         0.00             --
======================================================================================================
    Total from investment
      operations                      0.01             0.01          0.02          0.05           0.06
======================================================================================================
Less dividends from net
  investment income                  (0.01)           (0.01)        (0.02)        (0.05)         (0.06)
======================================================================================================
Net asset value, end of period  $     1.00       $     1.00    $     1.00    $     1.00    $      1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                       1.02%            1.27%         2.01%         5.46%          6.08%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $5,038,960       $5,589,108    $5,930,291    $7,840,199    $11,874,103
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements            0.12%(b)         0.10%         0.10%         0.09%          0.09%
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements            0.19%(b)         0.18%         0.14%         0.09%          0.09%
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income
  to average net assets               1.01%(b)         1.28%         2.05%         5.41%          5.94%
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $4,990,043,244.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PRIVATE INVESTMENT CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.06
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)            --       (0.00)       0.00          --
=================================================================================================
    Total from investment operations      0.01           0.01        0.02        0.05        0.06
=================================================================================================
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.72%          0.97%       1.70%       5.14%       5.76%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $393,619       $560,825    $499,452    $572,597    $470,368
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.42%(b)       0.40%       0.40%       0.39%       0.39%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.69%(b)       0.68%       0.64%       0.59%       0.59%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.71%(b)       0.98%       1.75%       5.11%       5.64%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $422,154,201.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PERSONAL INVESTMENT CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01           0.01        0.02        0.05        0.05
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)            --       (0.00)       0.00          --
=================================================================================================
    Total from investment operations      0.01           0.01        0.02        0.05        0.05
=================================================================================================
Less dividends from net investment
  income                                 (0.01)         (0.01)      (0.02)      (0.05)      (0.05)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.47%          0.72%       1.50%       4.93%       5.55%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $111,925       $133,719    $177,493    $216,286    $142,235
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.67%(b)       0.65%       0.60%       0.59%       0.59%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.94%(b)       0.93%       0.89%       0.84%       0.84%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.46%(b)       0.73%       1.55%       4.91%       5.44%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $122,830,641.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        CASH MANAGEMENT CLASS
                                   ---------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                   ---------------------------------------------------------------
                                     2004           2003        2002         2001          2000
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $   1.00       $   1.00    $   1.00    $     1.00    $     1.00
--------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                0.01           0.01        0.02          0.05          0.06
--------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized and
    unrealized)                       (0.00)            --       (0.00)         0.00            --
==================================================================================================
    Total from investment
      operations                       0.01           0.01        0.02          0.05          0.06
==================================================================================================
Less dividends from net
  investment income                   (0.01)         (0.01)      (0.02)        (0.05)        (0.06)
==================================================================================================
Net asset value, end of period     $   1.00       $   1.00    $   1.00    $     1.00    $     1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                        0.94%          1.19%       1.93%         5.37%         6.00%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $570,064       $536,685    $974,016    $1,139,775    $1,157,412
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                     0.20%(b)       0.18%       0.18%         0.17%         0.17%
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements             0.29%(b)       0.28%       0.24%         0.19%         0.19%
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to
  average net assets                   0.93%(b)       1.20%       1.97%         5.33%         5.86%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $486,899,983.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                            RESOURCE CLASS
                                      ----------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------
                                        2004          2003        2002        2001        2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.01          0.01        0.02        0.05        0.06
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)           --       (0.00)       0.00          --
================================================================================================
    Total from investment operations      0.01          0.01        0.02        0.05        0.06
================================================================================================
Less dividends from net investment
  income                                 (0.01)        (0.01)      (0.02)      (0.05)      (0.06)
================================================================================================
Net asset value, end of period        $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                           0.86%         1.11%       1.85%       5.29%       5.91%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $151,783       $88,259    $213,654    $453,601    $563,431
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.28%(b)      0.26%       0.26%       0.25%       0.25%
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        0.39%(b)      0.38%       0.34%       0.29%       0.29%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
  average net assets                      0.85%(b)      1.12%       1.89%       5.25%       5.78%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $111,679,432.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                             RESERVE CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                  0.001          0.004        0.01        0.05        0.05
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)            --       (0.00)       0.00          --
=================================================================================================
    Total from investment operations     0.001          0.004        0.01        0.05        0.05
=================================================================================================
Less dividends from net investment
  income                                (0.001)        (0.004)      (0.01)      (0.05)      (0.05)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.15%          0.40%       1.19%       4.62%       5.24%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $108,319       $103,681    $146,505    $144,449    $131,370
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                        0.99%(b)       0.97%       0.90%       0.89%       0.89%
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                        1.19%(b)       1.18%       1.14%       1.09%       1.09%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
  average net assets                      0.14%(b)       0.41%       1.25%       4.61%       5.14%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $90,234,906.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of STIC Prime Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of STIC Prime Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of STIC Prime Portfolio (formerly Prime Portfolio), ("Fund"), a portfolio of Short-Term Investments Trust ("Trust"), (formerly a portfolio of Short-Term Investments Company, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2) To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as new series portfolio of Short-Term Investments Trust, an existing Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

The results of the voting on the above matters were as follows:

                                                                      WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR       AUTHORITY
---------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  21,829,977,162    10,479,118
      Frank S. Bayley..............................  21,830,154,550    10,301,730
      James T. Bunch...............................  21,830,155,266    10,301,014
      Bruce L. Crockett............................  21,830,154,531    10,301,749
      Albert R. Dowden.............................  21,830,154,371    10,301,909
      Edward K. Dunn, Jr. .........................  21,830,154,550    10,301,730
      Jack M. Fields...............................  21,830,155,247    10,301,033
      Carl Frischling..............................  21,830,155,266    10,301,014
      Robert H. Graham.............................  21,830,155,266    10,301,014
      Gerald J. Lewis..............................  21,830,155,266    10,301,014
      Prema Mathai-Davis...........................  21,830,155,266    10,301,014
      Lewis F. Pennock.............................  21,830,155,266    10,301,014
      Ruth H. Quigley..............................  21,830,155,087    10,301,193
      Louis S. Sklar...............................  21,830,155,266    10,301,014
      Larry Soll, Ph.D.............................  21,830,151,370    10,304,910
      Mark H. Williamson...........................  21,830,155,266    10,301,014

                                                                    VOTES        WITHHELD/
      MATTER                                       VOTES FOR       AGAINST      ABSTENTIONS
--------------------------------------------------------------------------------------------
(2)*  Approval of an Agreement and Plan of
      Reorganization which provides for the
      redomestication of Company as new series
      portfolio of Short-Term Investments
      Trust, an existing Delaware statutory
      trust and, in connection therewith, the
      sale of all of Company's assets and the
      dissolution of Company as a Maryland
      corporation..............................  20,735,454,099   63,566,040   1,041,436,141**

 * Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Company, Inc.

** Includes Broker Non-Votes

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)

                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)

                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.

                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company

                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.

                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173

COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.
REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid, 0.01% was derived from U.S. Treasury Obligations.

                         ANNUAL REPORT / AUGUST 31, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                              CASH MANAGEMENT CLASS


A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--



TRE-AR-4

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P 500
                    --Registered Trademark--Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P 500
                    --Registered Trademark--Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust Treasury Portfolio's Cash Management Class were 1.23% and 1.18%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 23- to 50-day range; at the close of the reporting period, the WAM stood at 28 days. The portfolio continued to maintain a relatively

========================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              67.1%

8-30                              3.8

31-60                             5.6

61-90                            13.2

91-150                            6.6

151-210                           3.7

The number of days to maturity of each
holding is determined in accordance
with the provisions of Rule 2a-7 under
the Investment Company Act of 1940.
========================================


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                                                                     (continued)
short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Cash Management Class stood at $1.2 billion.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. Fund shares are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other investment agency.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman


================================================================================
  The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

==========================================================================================
                                                                       HYPOTHETICAL
                                            ACTUAL                  (5% ANNUAL RETURN
                                                                     BEFORE EXPENSES)

                 BEGINNING         ENDING         EXPENSES       ENDING          EXPENSES
               ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING  ACCOUNT VALUE    PAID DURING
                (03/01/04)      (08/31/04)(1)     PERIOD(2)    (08/31/04)       PERIOD(2)

CASH
MANAGEMENT       $1,000.00        $1,004.70         $1.01        $1,024.13        $1.02


(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.47% for Cash Management
class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.20%, for Cash Management class shares) multiplied by the average account value over the period, multiplied by
184/366 (to reflect the one-half year period).
==========================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-32.89%

U.S. TREASURY BILLS-19.66%(a)

1.04%                                          10/14/04   $100,000   $   99,876,077
-----------------------------------------------------------------------------------
1.15%                                          10/21/04    200,000      199,679,861
-----------------------------------------------------------------------------------
1.28%                                          11/12/04    200,000      199,461,000
-----------------------------------------------------------------------------------
1.35%                                          11/18/04    150,000      149,539,475
-----------------------------------------------------------------------------------
1.40%                                          12/02/04    100,000       99,641,711
-----------------------------------------------------------------------------------
1.66%                                          01/20/05    100,000       99,349,833
-----------------------------------------------------------------------------------
1.67%                                          02/10/05    100,000       99,250,750
-----------------------------------------------------------------------------------
1.73%                                          02/17/05    100,000       99,186,453
===================================================================================
                                                                      1,045,985,160
===================================================================================

U.S. TREASURY NOTES-13.23%

1.88%                                          09/30/04    200,000      200,112,794
-----------------------------------------------------------------------------------
5.88%                                          11/15/04    250,000      252,416,612
-----------------------------------------------------------------------------------
7.88%                                          11/15/04    100,000      101,380,954
-----------------------------------------------------------------------------------
2.00%                                          11/30/04     50,000       50,069,247
-----------------------------------------------------------------------------------
1.75%                                          12/31/04    100,000      100,158,158
===================================================================================
                                                                        704,137,765
===================================================================================
    Total U.S. Treasury Securities (Cost
      $1,750,122,925)                                                 1,750,122,925
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,750,122,925)                               1,750,122,925
===================================================================================

REPURCHASE AGREEMENTS-67.05%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.55%(b)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.55%(c)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.55%(d)                                     09/01/04     68,713       68,713,354
-----------------------------------------------------------------------------------
  1.55%(e)                                     09/01/04    100,000      100,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.55%(f)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.55%(g)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

CIBC World Markets Corp.-New York Branch
  (Canada)
  1.55%(h)                                     09/01/04   $200,000   $  200,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.55%(i)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.55%(j)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.55%(k)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.55%(l)                                     09/01/04    200,000      200,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.55%(m)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.55%(n)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.56%(o)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
  1.22%(p)                                     04/26/05    100,000      100,000,000
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.55%(q)                                     09/01/04    250,000      250,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $3,568,713,354)                                                 3,568,713,354
===================================================================================
TOTAL INVESTMENTS-99.94% (Cost
  $5,318,836,279)(r)                                                  5,318,836,279
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.06%                                       3,351,232
===================================================================================
NET ASSETS-100.00%                                                   $5,322,187,511
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $289,098,000 U.S. Treasury obligations, 1.50% to 12.50% due 11/15/04 to 08/15/17 with an aggregate market value at 08/31/04 of $306,001,099. The amount to be received upon repurchase by the Fund is $250,010,764.
(c) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $300,012,917. Collateralized by $298,515,000 U.S. Treasury obligations, 2.38% to 7.25% due 07/31/06 to 08/15/28 with an aggregate market value at 08/31/04 of $306,000,750. The amount to be received upon repurchase by the Fund is $250,010,764.
(d) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,764. Collateralized by a $255,162,000 U.S. Treasury obligation, 1.88% due 12/31/05 with a market value at 08/31/04 of $255,000,984. The amount to be received upon repurchase by the Fund is $68,716,312.
(e) Repurchase agreement entered into 08/31/04 with an aggregate maturing value of $100,004,306. Collateralized by a $101,897,000 U.S. Treasury obligation, 1.63% due 01/31/05 with a market value at 08/31/04 of $102,000,821.
(f) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $201,315,000 U.S. Treasury obligations, 0% due 08/15/08 to 11/15/14 with an aggregate market value at 08/31/04 of $154,311,996.

(g) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,764. Collateralized by $252,983,000 U.S. Treasury obligations, 2.75% due 07/31/06 to 08/15/07 with a market value at 08/31/04 of
    $255,000,146.
(h) Repurchase agreement entered into 08/31/04 with a maturing value of $200,008,611. Collateralized by a $204,588,000 U.S. Treasury obligations, 1.88% due 01/31/06 with a market value at 08/31/04 of $204,000,727.
(i) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $300,819,000 U.S. Treasury obligations, 2.75% to 3.88% due 07/31/06 to 05/15/09 with an aggregate market value at 08/31/04 of $306,004,674. The amount to be received upon repurchase by the Fund is $250,010,764.
(j) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $422,279,000 U.S. Treasury obligations, 0% to 12.75% due 09/02/04 to 04/15/29 with a market value at 08/31/04 of $510,000,055.
(k) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $253,156,000 U.S. Treasury obligations, 3.13% to 11.75% due 05/15/07 to 02/15/23 with an aggregate market value at 08/31/04 of $306,000,823. The amount to be received upon repurchase by the Fund is $250,010,764.
(l) Repurchase agreement entered into 08/31/04 with a maturing value of $200,008,611. Collateralized by $196,584,000 U.S. Treasury obligations, 4.88% to 5.25% due 02/15/12 to 02/15/29 with a market value at 08/31/04 of
    $204,001,287.
(m) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $735,941,125 U.S. Treasury obligations, 0% to 8.75% due 02/15/16 to 11/15/26 with an aggregate market value at 08/31/04 of $306,000,297. The amount to be received upon repurchase by the Fund is $250,010,764.
(n) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,764. Collateralized by $239,014,000 U.S. Treasury obligations, 5.25% to 6.13% due 02/15/29 to 08/15/29 with a market value at 08/31/04 of
    $255,000,120.
(o) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,833. Collateralized by a $308,545,000 U.S. Treasury obligations, 11.75% due 11/15/14 with a market value at 08/31/04 of $255,003,196.
(p) Term repurchase agreement entered into 03/25/04; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by a $100,430,000 U.S. Treasury obligations, 3.63% due 07/15/09 with a market value at 08/31/04 of $102,001,702.
(q) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $239,856,000 U.S. Treasury obligations, 7.25 % to 7.50% due 05/15/16 to 11/15/16 with an aggregate market value at 08/31/04 of $306,001,095. The amount to be received upon repurchase by the Fund is $250,010,764.
(r) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost $1,750,122,925)  $1,750,122,925
---------------------------------------------
Repurchase agreements (cost
  $3,568,713,354)               3,568,713,354
=============================================
    Total investments (cost
      $5,318,836,279)           5,318,836,279
_____________________________________________
=============================================
Receivables for:
  Interest                          9,502,724
---------------------------------------------
  Amount due from advisor             109,984
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    313,122
---------------------------------------------
Other assets                          317,553
=============================================
    Total assets                5,329,079,662
_____________________________________________
=============================================


LIABILITIES:

Payables for:
  Amount due custodian                 14,514
---------------------------------------------
  Dividends                         5,426,996
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                  592,221
---------------------------------------------
Accrued distribution fees             550,166
---------------------------------------------
Accrued trustees' fees                  8,786
---------------------------------------------
Accrued transfer agent fees           186,297
---------------------------------------------
Accrued operating expenses            113,171
=============================================
    Total liabilities               6,892,151
=============================================
Net assets applicable to
  shares outstanding           $5,322,187,511
_____________________________________________
=============================================


NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $5,321,642,618
---------------------------------------------
  Undistributed net
    investment income                 544,893
=============================================
                               $5,322,187,511
_____________________________________________
=============================================


NET ASSETS:

Institutional Class            $2,564,539,738
_____________________________________________
=============================================
Private Investment Class       $  808,852,218
_____________________________________________
=============================================
Personal Investment Class      $  304,225,090
_____________________________________________
=============================================
Cash Management Class          $1,226,797,404
_____________________________________________
=============================================
Reserve Class                  $   79,975,226
_____________________________________________
=============================================
Resource Class                 $  337,797,835
_____________________________________________
=============================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
SHARE, UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class             2,564,207,625
_____________________________________________
=============================================
Private Investment Class          808,848,932
_____________________________________________
=============================================
Personal Investment Class         304,184,112
_____________________________________________
=============================================
Cash Management Class           1,226,654,308
_____________________________________________
=============================================
Reserve Class                      79,954,798
_____________________________________________
=============================================
Resource Class                    337,782,399
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $   76,356,332
============================================================================

EXPENSES:

Advisory fees                                                     10,684,630
----------------------------------------------------------------------------
Administrative services fees                                         713,693
----------------------------------------------------------------------------
Custodian fees                                                       328,158
----------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         5,359,303
----------------------------------------------------------------------------
  Personal Investment Class                                        2,163,328
----------------------------------------------------------------------------
  Cash Management Class                                            1,555,225
----------------------------------------------------------------------------
  Reserve Class                                                    1,058,777
----------------------------------------------------------------------------
  Resource Class                                                   1,059,356
----------------------------------------------------------------------------
Transfer agent fees                                                1,215,202
----------------------------------------------------------------------------
Trustees' fees and retirement benefits                               125,207
----------------------------------------------------------------------------
Other                                                                572,397
============================================================================
    Total expenses                                                24,835,276
============================================================================
Less: Fees waived and expenses reimbursed                         (8,482,353)
============================================================================
    Net expenses                                                  16,352,923
============================================================================
Net investment income                                             60,003,409
============================================================================
Net realized gain from investment securities                         320,827
============================================================================
Net increase in net assets resulting from operations          $   60,324,236
____________________________________________________________________________
============================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    60,003,409    $   94,257,076
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 320,827           (43,670)
===============================================================================================
    Net increase in net assets resulting from operations           60,324,236        94,213,406
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (34,036,819)      (53,855,705)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         (7,021,428)       (8,247,767)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,183,230)       (2,170,180)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (13,516,610)      (24,974,807)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (89,055)         (585,958)
-----------------------------------------------------------------------------------------------
  Resource Class                                                   (4,156,267)       (4,422,659)
===============================================================================================
    Total distributions from net investment income                (60,003,409)      (94,257,076)
_______________________________________________________________________________________________
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                (563,407)               --
-----------------------------------------------------------------------------------------------
  Private Investment Class                                           (137,175)               --
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                           (40,165)               --
-----------------------------------------------------------------------------------------------
  Cash Management Class                                              (202,484)               --
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (12,694)               --
-----------------------------------------------------------------------------------------------
  Resource Class                                                      (94,047)               --
===============================================================================================
    Total distributions from net realized gains                    (1,049,972)               --
===============================================================================================
    Decrease in net assets resulting from distributions           (61,053,381)      (94,257,076)
===============================================================================================
Share transactions-net:
  Institutional Class                                          (1,802,441,527)      122,366,033
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (291,912,775)      428,410,320
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (20,385,788)      (31,965,903)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                        (1,033,020,812)       36,570,357
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (39,676,754)      (43,158,808)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (286,188,291)      174,544,616
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (3,473,625,947)      686,766,615
===============================================================================================
    Net increase (decrease) in net assets                      (3,474,355,092)      686,722,945
===============================================================================================

NET ASSETS:

  Beginning of year                                             8,796,542,603     8,109,819,658
===============================================================================================
  End of year (including undistributed net investment income of $544,893
    and $(10,417) for 2004 and 2003, respectively)            $ 5,322,187,511    $8,796,542,603
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

    The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchanges Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $5,089,401.

    For the period ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $1,021 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses, along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $713,693 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $1,083,629 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $3,215,582, $1,586,441, $1,244,180, $910,370 and $847,485,
respectively, after FMC waived Plan fees of $2,143,721, $576,887, $311,045, $148,407 and $211,871, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $23,294 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $61,053,381    $94,257,076
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
----------------------------------------------------------------------------
Undistributed ordinary income                                 $    1,030,358
----------------------------------------------------------------------------
Temporary book/tax differences                                      (485,465)
----------------------------------------------------------------------------
Shares of beneficial interest                                  5,321,642,618
============================================================================
    Total net assets                                          $5,322,187,511
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $65,655 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has no capital loss carryforward as of August 31, 2004.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications on August 31, 2004, undistributed net investment income was increased by $555,310 and undistributed net realized gain (loss) was decreased by $555,310. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                     CHANGES IN SHARES OUTSTANDING(A)
----------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2004                                   2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            12,789,618,836    $ 12,789,618,836     22,078,148,739    $ 22,078,148,739
----------------------------------------------------------------------------------------------------------
  Private Investment Class        7,915,597,248       7,915,597,248      8,283,376,861       8,283,376,861
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       2,827,514,295       2,827,514,295      2,809,310,264       2,809,310,264
----------------------------------------------------------------------------------------------------------
  Cash Management Class          15,573,507,431      15,573,507,431     26,327,078,343      26,327,078,343
----------------------------------------------------------------------------------------------------------
  Reserve Class                     920,635,114         920,635,114      3,109,360,020       3,109,360,020
----------------------------------------------------------------------------------------------------------
  Resource Class                  2,257,013,791       2,257,013,791      5,071,580,037       5,071,580,037
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 8,729,508           8,729,508         10,625,207          10,625,207
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,214,771           1,214,771          1,956,880           1,956,880
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             940,811             940,811          2,229,318           2,229,318
----------------------------------------------------------------------------------------------------------
  Cash Management Class               5,160,853           5,160,853          9,377,601           9,377,601
----------------------------------------------------------------------------------------------------------
  Reserve Class                          81,991              81,991            612,102             612,102
----------------------------------------------------------------------------------------------------------
  Resource Class                      2,029,641           2,029,641          3,097,640           3,097,640
==========================================================================================================
Reacquired:
  Institutional Class           (14,600,789,871)    (14,600,789,871)   (21,966,407,913)    (21,966,407,913)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (8,208,724,794)     (8,208,724,794)    (7,856,923,421)     (7,856,923,421)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (2,848,840,894)     (2,848,840,894)    (2,843,505,485)     (2,843,505,485)
----------------------------------------------------------------------------------------------------------
  Cash Management Class         (16,611,689,096)    (16,611,689,096)   (26,299,885,587)    (26,299,885,587)
----------------------------------------------------------------------------------------------------------
  Reserve Class                    (960,393,859)       (960,393,859)    (3,153,130,930)     (3,153,130,930)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (2,545,231,723)     (2,545,231,723)    (4,900,133,061)     (4,900,133,061)
==========================================================================================================
                                 (3,473,625,947)   $ (3,473,625,947)       686,766,615    $    686,766,615
__________________________________________________________________________________________________________
==========================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 30.83% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund. AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                    INSTITUTIONAL CLASS
                                         -------------------------------------------------------------------------
                                                                   YEAR ENDED AUGUST 31,
                                         -------------------------------------------------------------------------
                                            2004              2003            2002            2001         2000
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $     1.00        $     1.00      $     1.00      $     1.00   $     1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.01              0.01            0.02            0.05         0.06
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)             0.00             (0.00)           0.00            0.00         0.00
==================================================================================================================
    Total from investment operations           0.01              0.01            0.02            0.05         0.06
==================================================================================================================
Less distributions:
  Dividends from net investment income        (0.01)            (0.01)          (0.02)          (0.05)       (0.06)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains       (0.00)               --              --              --           --
==================================================================================================================
    Total distributions                       (0.01)            (0.01)          (0.02)          (0.05)       (0.06)
==================================================================================================================
Net asset value, end of period           $     1.00        $     1.00      $     1.00      $     1.00   $     1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                0.98%             1.28%           2.07%           5.37%        5.83%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $2,564,540        $4,367,382      $4,245,044      $3,782,581   $3,005,442
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    reimbursements                             0.12%(b)          0.11%           0.10%           0.10%        0.10%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    reimbursements                             0.19%(b)          0.19%           0.15%           0.10%        0.10%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to
  average net assets                           0.95%(b)          1.27%           2.02%           5.12%        5.66%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $3,572,001,950.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  CASH MANAGEMENT CLASS
                                         -----------------------------------------------------------------------
                                                                  YEAR ENDED AUGUST 31,
                                         -----------------------------------------------------------------------
                                            2004              2003            2002            2001        2000
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $     1.00        $     1.00      $     1.00      $     1.00   $   1.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.01              0.01            0.02            0.05       0.06
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)             0.00             (0.00)           0.00            0.00       0.00
================================================================================================================
    Total from investment operations           0.01              0.01            0.02            0.05       0.06
================================================================================================================
Less distributions:
  Dividends from net investment income        (0.01)            (0.01)          (0.02)          (0.05)     (0.06)
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains       (0.00)               --              --              --         --
================================================================================================================
    Total distributions                       (0.01)            (0.01)          (0.02)          (0.05)     (0.06)
================================================================================================================
Net asset value, end of period           $     1.00        $     1.00      $     1.00      $     1.00   $   1.00
________________________________________________________________________________________________________________
================================================================================================================
Total return(a)                                0.90%             1.20%           1.99%           5.28%      5.75%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $1,226,797        $2,259,951      $2,223,385      $1,155,373   $780,425
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    reimbursements                             0.20%(b)          0.19%           0.18%           0.18%      0.18%
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    reimbursements                             0.29%(b)          0.29%           0.25%           0.20%      0.20%
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income to
  average net assets                           0.87%(b)          1.19%           1.94%           5.04%      5.58%
________________________________________________________________________________________________________________
================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,555,225,138.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  PERSONAL INVESTMENT CLASS
                                               ---------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                               ---------------------------------------------------------------
                                                 2004            2003          2002          2001       2000
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   1.00        $   1.00      $   1.00      $   1.00   $   1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.004            0.01          0.02          0.05       0.05
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.000           (0.00)         0.00          0.00       0.00
==============================================================================================================
    Total from investment operations              0.004            0.01          0.02          0.05       0.05
==============================================================================================================
Less distributions:
  Dividends from net investment income           (0.004)          (0.01)        (0.02)        (0.05)     (0.05)
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          (0.000)             --            --            --         --
==============================================================================================================
    Total distributions                          (0.004)          (0.01)        (0.02)        (0.05)     (0.05)
==============================================================================================================
Net asset value, end of period                 $   1.00        $   1.00      $   1.00      $   1.00   $   1.00
______________________________________________________________________________________________________________
==============================================================================================================
Total return(a)                                    0.42%           0.73%         1.56%         4.84%      5.31%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $304,225        $324,638      $356,606      $307,841   $285,688
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements           0.67%(b)        0.65%         0.60%         0.60%      0.60%
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements        0.94%(b)        0.94%         0.90%         0.85%      0.85%
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of net investment income to average net
  assets                                           0.40%(b)        0.73%         1.52%         4.62%      5.16%
______________________________________________________________________________________________________________
==============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $288,443,713.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                    PRIVATE INVESTMENT CLASS
                                              --------------------------------------------------------------------
                                                                     YEAR ENDED AUGUST 31,
                                              --------------------------------------------------------------------
                                                2004             2003           2002          2001          2000
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   1.00        $     1.00      $   1.00      $   1.00      $   1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.01              0.01          0.02          0.05          0.05
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.00             (0.00)         0.00          0.00          0.00
==================================================================================================================
    Total from investment operations              0.01              0.01          0.02          0.05          0.05
==================================================================================================================
Less distributions:
  Dividends from net investment income           (0.01)            (0.01)        (0.02)        (0.05)        (0.05)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          (0.00)               --            --            --            --
==================================================================================================================
    Total distributions                          (0.01)            (0.01)        (0.02)        (0.05)        (0.05)
==================================================================================================================
Net asset value, end of period                $   1.00        $     1.00      $   1.00      $   1.00      $   1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                   0.68%             0.98%         1.77%         5.05%         5.52%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $808,852        $1,100,857      $672,455      $608,022      $616,988
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements          0.42%(b)          0.41%         0.40%         0.40%         0.40%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements       0.69%(b)          0.69%         0.65%         0.60%         0.60%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to average
  net assets                                      0.65%(b)          0.97%         1.72%         4.82%         5.36%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,071,860,655.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                        RESERVE CLASS
                                               ---------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                               ---------------------------------------------------------------
                                                2004          2003          2002          2001          2000
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  1.00      $   1.00      $   1.00      $   1.00      $   1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.002         0.004          0.01          0.04          0.05
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.000        (0.000)         0.00          0.00          0.00
==============================================================================================================
    Total from investment operations             0.002         0.004          0.01          0.04          0.05
==============================================================================================================
Less distributions:
  Dividends from net investment income          (0.002)       (0.004)        (0.01)        (0.04)        (0.05)
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         (0.000)           --            --            --            --
==============================================================================================================
    Total distributions                         (0.002)       (0.004)        (0.01)        (0.04)        (0.05)
==============================================================================================================
Net asset value, end of period                 $  1.00      $   1.00      $   1.00      $   1.00      $   1.00
______________________________________________________________________________________________________________
==============================================================================================================
Total return(a)                                   0.11%         0.41%         1.26%         4.53%         4.99%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $79,975      $119,660      $162,819      $212,818      $140,886
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements          0.98%(b)      0.97%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements       1.19%(b)      1.19%         1.15%         1.10%         1.10%
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of net investment income to average net
  assets                                          0.09%(b)      0.41%         1.22%         4.32%         4.86%
______________________________________________________________________________________________________________
==============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $105,877,685.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                        RESOURCE CLASS
                                               ----------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                               ----------------------------------------------------------------
                                                 2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.01          0.01          0.02          0.05          0.06
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.00         (0.00)         0.00          0.00          0.00
===============================================================================================================
    Total from investment operations               0.01          0.01          0.02          0.05          0.06
===============================================================================================================
Less distributions:
  Dividends from net investment income            (0.01)        (0.01)        (0.02)        (0.05)        (0.06)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           (0.00)           --            --            --            --
===============================================================================================================
    Total distributions                           (0.01)        (0.01)        (0.02)        (0.05)        (0.06)
===============================================================================================================
Net asset value, end of period                 $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(a)                                    0.82%         1.12%         1.91%         5.20%         5.66%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $337,798      $624,053      $449,511      $369,204      $305,136
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements           0.28%(b)      0.27%         0.26%         0.26%         0.26%
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements        0.39%(b)      0.39%         0.35%         0.30%         0.30%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of net investment income to average net
  assets                                           0.79%(b)      1.11%         1.86%         4.96%         5.50%
_______________________________________________________________________________________________________________
===============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $529,677,804.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing


  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing


  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Treasury Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Treasury Portfolio ("Fund"), an investment portfolio of Short-Term Investments Trust ("Trust"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr. .........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D. ...........................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 31.36% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                               INSTITUTIONAL CLASS


A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--


                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--


TRE-AR-1

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--Registered Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P
                    500--Registered Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust Treasury Portfolio's Institutional Class were 1.31% and 1.26%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 23- to 50-day range; at the close of the reporting period, the WAM stood at 28 days. The portfolio continued to maintain

=======================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              67.1%

8-30                              3.8

31-60                             5.6

61-90                            13.2

91-150                            6.6

151-210                           3.7

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
=======================================



                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                                                                     (continued)
a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Institutional Class stood at $2.6 billion.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. Fund shares are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other investment agency.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



================================================================================
       The views and opinions expressed in this letter are those of A I M
      Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMinvestments.com FOR THE MOST RECENT MONTH-END PERFORMANCE.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

===========================================================================================
                                                                           HYPOTHETICAL
                                              ACTUAL                    (5% ANNUAL RETURN
                                                                         BEFORE EXPENSES)

                    BEGINNING          ENDING       EXPENSES       ENDING          EXPENSES
                  ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING  ACCOUNT VALUE    PAID DURING
                    (03/01/04)     (08/31/04)(1)    PERIOD(2)     (08/31/04)       PERIOD(2)

INSTITUTIONAL       $1,000.00        $1,005.10        $0.60       $1,024.53         $0.61


(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.51% and for Institutional
Resource class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.12% for Institutional class shares) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
===========================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-32.89%

U.S. TREASURY BILLS-19.66%(a)

1.04%                                          10/14/04   $100,000   $   99,876,077
-----------------------------------------------------------------------------------
1.15%                                          10/21/04    200,000      199,679,861
-----------------------------------------------------------------------------------
1.28%                                          11/12/04    200,000      199,461,000
-----------------------------------------------------------------------------------
1.35%                                          11/18/04    150,000      149,539,475
-----------------------------------------------------------------------------------
1.40%                                          12/02/04    100,000       99,641,711
-----------------------------------------------------------------------------------
1.66%                                          01/20/05    100,000       99,349,833
-----------------------------------------------------------------------------------
1.67%                                          02/10/05    100,000       99,250,750
-----------------------------------------------------------------------------------
1.73%                                          02/17/05    100,000       99,186,453
===================================================================================
                                                                      1,045,985,160
===================================================================================

U.S. TREASURY NOTES-13.23%

1.88%                                          09/30/04    200,000      200,112,794
-----------------------------------------------------------------------------------
5.88%                                          11/15/04    250,000      252,416,612
-----------------------------------------------------------------------------------
7.88%                                          11/15/04    100,000      101,380,954
-----------------------------------------------------------------------------------
2.00%                                          11/30/04     50,000       50,069,247
-----------------------------------------------------------------------------------
1.75%                                          12/31/04    100,000      100,158,158
===================================================================================
                                                                        704,137,765
===================================================================================
    Total U.S. Treasury Securities (Cost
      $1,750,122,925)                                                 1,750,122,925
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,750,122,925)                               1,750,122,925
===================================================================================

REPURCHASE AGREEMENTS-67.05%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.55%(b)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.55%(c)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.55%(d)                                     09/01/04     68,713       68,713,354
-----------------------------------------------------------------------------------
  1.55%(e)                                     09/01/04    100,000      100,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.55%(f)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.55%(g)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

CIBC World Markets Corp.-New York Branch
  (Canada)
  1.55%(h)                                     09/01/04   $200,000   $  200,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.55%(i)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.55%(j)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.55%(k)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.55%(l)                                     09/01/04    200,000      200,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.55%(m)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.55%(n)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.56%(o)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
  1.22%(p)                                     04/26/05    100,000      100,000,000
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.55%(q)                                     09/01/04    250,000      250,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $3,568,713,354)                                                 3,568,713,354
===================================================================================
TOTAL INVESTMENTS-99.94% (Cost
  $5,318,836,279)(r)                                                  5,318,836,279
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.06%                                       3,351,232
===================================================================================
NET ASSETS-100.00%                                                   $5,322,187,511
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $289,098,000 U.S. Treasury obligations, 1.50% to 12.50% due 11/15/04 to 08/15/17 with an aggregate market value at 08/31/04 of $306,001,099. The amount to be received upon repurchase by the Fund is $250,010,764.
(c) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $300,012,917. Collateralized by $298,515,000 U.S. Treasury obligations, 2.38% to 7.25% due 07/31/06 to 08/15/28 with an aggregate market value at 08/31/04 of $306,000,750. The amount to be received upon repurchase by the Fund is $250,010,764.
(d) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,764. Collateralized by a $255,162,000 U.S. Treasury obligation, 1.88% due 12/31/05 with a market value at 08/31/04 of $255,000,984. The amount to be received upon repurchase by the Fund is $68,716,312.
(e) Repurchase agreement entered into 08/31/04 with an aggregate maturing value of $100,004,306. Collateralized by a $101,897,000 U.S. Treasury obligation, 1.63% due 01/31/05 with a market value at 08/31/04 of $102,000,821.
(f) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $201,315,000 U.S. Treasury obligations, 0% due 08/15/08 to 11/15/14 with an aggregate market value at 08/31/04 of $154,311,996.

(g) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,764. Collateralized by $252,983,000 U.S. Treasury obligations, 2.75% due 07/31/06 to 08/15/07 with a market value at 08/31/04 of
    $255,000,146.
(h) Repurchase agreement entered into 08/31/04 with a maturing value of $200,008,611. Collateralized by a $204,588,000 U.S. Treasury obligations, 1.88% due 01/31/06 with a market value at 08/31/04 of $204,000,727.
(i) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $300,819,000 U.S. Treasury obligations, 2.75% to 3.88% due 07/31/06 to 05/15/09 with an aggregate market value at 08/31/04 of $306,004,674. The amount to be received upon repurchase by the Fund is $250,010,764.
(j) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $422,279,000 U.S. Treasury obligations, 0% to 12.75% due 09/02/04 to 04/15/29 with a market value at 08/31/04 of $510,000,055.
(k) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $253,156,000 U.S. Treasury obligations, 3.13% to 11.75% due 05/15/07 to 02/15/23 with an aggregate market value at 08/31/04 of $306,000,823. The amount to be received upon repurchase by the Fund is $250,010,764.
(l) Repurchase agreement entered into 08/31/04 with a maturing value of $200,008,611. Collateralized by $196,584,000 U.S. Treasury obligations, 4.88% to 5.25% due 02/15/12 to 02/15/29 with a market value at 08/31/04 of
    $204,001,287.
(m) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $735,941,125 U.S. Treasury obligations, 0% to 8.75% due 02/15/16 to 11/15/26 with an aggregate market value at 08/31/04 of $306,000,297. The amount to be received upon repurchase by the Fund is $250,010,764.
(n) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,764. Collateralized by $239,014,000 U.S. Treasury obligations, 5.25% to 6.13% due 02/15/29 to 08/15/29 with a market value at 08/31/04 of
    $255,000,120.
(o) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,833. Collateralized by a $308,545,000 U.S. Treasury obligations, 11.75% due 11/15/14 with a market value at 08/31/04 of $255,003,196.
(p) Term repurchase agreement entered into 03/25/04; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by a $100,430,000 U.S. Treasury obligations, 3.63% due 07/15/09 with a market value at 08/31/04 of $102,001,702.
(q) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $239,856,000 U.S. Treasury obligations, 7.25 % to 7.50% due 05/15/16 to 11/15/16 with an aggregate market value at 08/31/04 of $306,001,095. The amount to be received upon repurchase by the Fund is $250,010,764.
(r) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost $1,750,122,925)  $1,750,122,925
---------------------------------------------
Repurchase agreements (cost
  $3,568,713,354)               3,568,713,354
=============================================
    Total investments (cost
      $5,318,836,279)           5,318,836,279
_____________________________________________
=============================================
Receivables for:
  Interest                          9,502,724
---------------------------------------------
  Amount due from advisor             109,984
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    313,122
---------------------------------------------
Other assets                          317,553
=============================================
    Total assets                5,329,079,662
_____________________________________________
=============================================


LIABILITIES:

Payables for:
  Amount due custodian                 14,514
---------------------------------------------
  Dividends                         5,426,996
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                  592,221
---------------------------------------------
Accrued distribution fees             550,166
---------------------------------------------
Accrued trustees' fees                  8,786
---------------------------------------------
Accrued transfer agent fees           186,297
---------------------------------------------
Accrued operating expenses            113,171
=============================================
    Total liabilities               6,892,151
=============================================
Net assets applicable to
  shares outstanding           $5,322,187,511
_____________________________________________
=============================================


NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $5,321,642,618
---------------------------------------------
  Undistributed net
    investment income                 544,893
=============================================
                               $5,322,187,511
_____________________________________________
=============================================


NET ASSETS:

Institutional Class            $2,564,539,738
_____________________________________________
=============================================
Private Investment Class       $  808,852,218
_____________________________________________
=============================================
Personal Investment Class      $  304,225,090
_____________________________________________
=============================================
Cash Management Class          $1,226,797,404
_____________________________________________
=============================================
Reserve Class                  $   79,975,226
_____________________________________________
=============================================
Resource Class                 $  337,797,835
_____________________________________________
=============================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
SHARE, UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class             2,564,207,625
_____________________________________________
=============================================
Private Investment Class          808,848,932
_____________________________________________
=============================================
Personal Investment Class         304,184,112
_____________________________________________
=============================================
Cash Management Class           1,226,654,308
_____________________________________________
=============================================
Reserve Class                      79,954,798
_____________________________________________
=============================================
Resource Class                    337,782,399
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $   76,356,332
============================================================================

EXPENSES:

Advisory fees                                                     10,684,630
----------------------------------------------------------------------------
Administrative services fees                                         713,693
----------------------------------------------------------------------------
Custodian fees                                                       328,158
----------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         5,359,303
----------------------------------------------------------------------------
  Personal Investment Class                                        2,163,328
----------------------------------------------------------------------------
  Cash Management Class                                            1,555,225
----------------------------------------------------------------------------
  Reserve Class                                                    1,058,777
----------------------------------------------------------------------------
  Resource Class                                                   1,059,356
----------------------------------------------------------------------------
Transfer agent fees                                                1,215,202
----------------------------------------------------------------------------
Trustees' fees and retirement benefits                               125,207
----------------------------------------------------------------------------
Other                                                                572,397
============================================================================
    Total expenses                                                24,835,276
============================================================================
Less: Fees waived and expenses reimbursed                         (8,482,353)
============================================================================
    Net expenses                                                  16,352,923
============================================================================
Net investment income                                             60,003,409
============================================================================
Net realized gain from investment securities                         320,827
============================================================================
Net increase in net assets resulting from operations          $   60,324,236
____________________________________________________________________________
============================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    60,003,409    $   94,257,076
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 320,827           (43,670)
===============================================================================================
    Net increase in net assets resulting from operations           60,324,236        94,213,406
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (34,036,819)      (53,855,705)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         (7,021,428)       (8,247,767)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,183,230)       (2,170,180)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (13,516,610)      (24,974,807)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (89,055)         (585,958)
-----------------------------------------------------------------------------------------------
  Resource Class                                                   (4,156,267)       (4,422,659)
===============================================================================================
    Total distributions from net investment income                (60,003,409)      (94,257,076)
_______________________________________________________________________________________________
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                (563,407)               --
-----------------------------------------------------------------------------------------------
  Private Investment Class                                           (137,175)               --
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                           (40,165)               --
-----------------------------------------------------------------------------------------------
  Cash Management Class                                              (202,484)               --
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (12,694)               --
-----------------------------------------------------------------------------------------------
  Resource Class                                                      (94,047)               --
===============================================================================================
    Total distributions from net realized gains                    (1,049,972)               --
===============================================================================================
    Decrease in net assets resulting from distributions           (61,053,381)      (94,257,076)
===============================================================================================
Share transactions-net:
  Institutional Class                                          (1,802,441,527)      122,366,033
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (291,912,775)      428,410,320
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (20,385,788)      (31,965,903)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                        (1,033,020,812)       36,570,357
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (39,676,754)      (43,158,808)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (286,188,291)      174,544,616
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (3,473,625,947)      686,766,615
===============================================================================================
    Net increase (decrease) in net assets                      (3,474,355,092)      686,722,945
===============================================================================================

NET ASSETS:

  Beginning of year                                             8,796,542,603     8,109,819,658
===============================================================================================
  End of year (including undistributed net investment income of $544,893
    and $(10,417) for 2004 and 2003, respectively)            $ 5,322,187,511    $8,796,542,603
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

    The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchanges Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $5,089,401.

    For the period ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $1,021 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses, along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $713,693 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $1,083,629 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $3,215,582, $1,586,441, $1,244,180, $910,370 and $847,485,
respectively, after FMC waived Plan fees of $2,143,721, $576,887, $311,045, $148,407 and $211,871, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $23,294 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $61,053,381    $94,257,076
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
----------------------------------------------------------------------------
Undistributed ordinary income                                 $    1,030,358
----------------------------------------------------------------------------
Temporary book/tax differences                                      (485,465)
----------------------------------------------------------------------------
Shares of beneficial interest                                  5,321,642,618
============================================================================
    Total net assets                                          $5,322,187,511
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $65,655 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has no capital loss carryforward as of August 31, 2004.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications on August 31, 2004, undistributed net investment income was increased by $555,310 and undistributed net realized gain (loss) was decreased by $555,310. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                     CHANGES IN SHARES OUTSTANDING(A)
----------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2004                                   2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            12,789,618,836    $ 12,789,618,836     22,078,148,739    $ 22,078,148,739
----------------------------------------------------------------------------------------------------------
  Private Investment Class        7,915,597,248       7,915,597,248      8,283,376,861       8,283,376,861
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       2,827,514,295       2,827,514,295      2,809,310,264       2,809,310,264
----------------------------------------------------------------------------------------------------------
  Cash Management Class          15,573,507,431      15,573,507,431     26,327,078,343      26,327,078,343
----------------------------------------------------------------------------------------------------------
  Reserve Class                     920,635,114         920,635,114      3,109,360,020       3,109,360,020
----------------------------------------------------------------------------------------------------------
  Resource Class                  2,257,013,791       2,257,013,791      5,071,580,037       5,071,580,037
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 8,729,508           8,729,508         10,625,207          10,625,207
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,214,771           1,214,771          1,956,880           1,956,880
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             940,811             940,811          2,229,318           2,229,318
----------------------------------------------------------------------------------------------------------
  Cash Management Class               5,160,853           5,160,853          9,377,601           9,377,601
----------------------------------------------------------------------------------------------------------
  Reserve Class                          81,991              81,991            612,102             612,102
----------------------------------------------------------------------------------------------------------
  Resource Class                      2,029,641           2,029,641          3,097,640           3,097,640
==========================================================================================================
Reacquired:
  Institutional Class           (14,600,789,871)    (14,600,789,871)   (21,966,407,913)    (21,966,407,913)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (8,208,724,794)     (8,208,724,794)    (7,856,923,421)     (7,856,923,421)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (2,848,840,894)     (2,848,840,894)    (2,843,505,485)     (2,843,505,485)
----------------------------------------------------------------------------------------------------------
  Cash Management Class         (16,611,689,096)    (16,611,689,096)   (26,299,885,587)    (26,299,885,587)
----------------------------------------------------------------------------------------------------------
  Reserve Class                    (960,393,859)       (960,393,859)    (3,153,130,930)     (3,153,130,930)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (2,545,231,723)     (2,545,231,723)    (4,900,133,061)     (4,900,133,061)
==========================================================================================================
                                 (3,473,625,947)   $ (3,473,625,947)       686,766,615    $    686,766,615
__________________________________________________________________________________________________________
==========================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 30.83% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund. AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                    INSTITUTIONAL CLASS
                                         -------------------------------------------------------------------------
                                                                   YEAR ENDED AUGUST 31,
                                         -------------------------------------------------------------------------
                                            2004              2003            2002            2001         2000
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $     1.00        $     1.00      $     1.00      $     1.00   $     1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.01              0.01            0.02            0.05         0.06
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)             0.00             (0.00)           0.00            0.00         0.00
==================================================================================================================
    Total from investment operations           0.01              0.01            0.02            0.05         0.06
==================================================================================================================
Less distributions:
  Dividends from net investment income        (0.01)            (0.01)          (0.02)          (0.05)       (0.06)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains       (0.00)               --              --              --           --
==================================================================================================================
    Total distributions                       (0.01)            (0.01)          (0.02)          (0.05)       (0.06)
==================================================================================================================
Net asset value, end of period           $     1.00        $     1.00      $     1.00      $     1.00   $     1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                0.98%             1.28%           2.07%           5.37%        5.83%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $2,564,540        $4,367,382      $4,245,044      $3,782,581   $3,005,442
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    reimbursements                             0.12%(b)          0.11%           0.10%           0.10%        0.10%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    reimbursements                             0.19%(b)          0.19%           0.15%           0.10%        0.10%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to
  average net assets                           0.95%(b)          1.27%           2.02%           5.12%        5.66%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $3,572,001,950.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  CASH MANAGEMENT CLASS
                                         -----------------------------------------------------------------------
                                                                  YEAR ENDED AUGUST 31,
                                         -----------------------------------------------------------------------
                                            2004              2003            2002            2001        2000
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $     1.00        $     1.00      $     1.00      $     1.00   $   1.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.01              0.01            0.02            0.05       0.06
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)             0.00             (0.00)           0.00            0.00       0.00
================================================================================================================
    Total from investment operations           0.01              0.01            0.02            0.05       0.06
================================================================================================================
Less distributions:
  Dividends from net investment income        (0.01)            (0.01)          (0.02)          (0.05)     (0.06)
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains       (0.00)               --              --              --         --
================================================================================================================
    Total distributions                       (0.01)            (0.01)          (0.02)          (0.05)     (0.06)
================================================================================================================
Net asset value, end of period           $     1.00        $     1.00      $     1.00      $     1.00   $   1.00
________________________________________________________________________________________________________________
================================================================================================================
Total return(a)                                0.90%             1.20%           1.99%           5.28%      5.75%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $1,226,797        $2,259,951      $2,223,385      $1,155,373   $780,425
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    reimbursements                             0.20%(b)          0.19%           0.18%           0.18%      0.18%
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    reimbursements                             0.29%(b)          0.29%           0.25%           0.20%      0.20%
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income to
  average net assets                           0.87%(b)          1.19%           1.94%           5.04%      5.58%
________________________________________________________________________________________________________________
================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,555,225,138.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  PERSONAL INVESTMENT CLASS
                                               ---------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                               ---------------------------------------------------------------
                                                 2004            2003          2002          2001       2000
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   1.00        $   1.00      $   1.00      $   1.00   $   1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.004            0.01          0.02          0.05       0.05
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.000           (0.00)         0.00          0.00       0.00
==============================================================================================================
    Total from investment operations              0.004            0.01          0.02          0.05       0.05
==============================================================================================================
Less distributions:
  Dividends from net investment income           (0.004)          (0.01)        (0.02)        (0.05)     (0.05)
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          (0.000)             --            --            --         --
==============================================================================================================
    Total distributions                          (0.004)          (0.01)        (0.02)        (0.05)     (0.05)
==============================================================================================================
Net asset value, end of period                 $   1.00        $   1.00      $   1.00      $   1.00   $   1.00
______________________________________________________________________________________________________________
==============================================================================================================
Total return(a)                                    0.42%           0.73%         1.56%         4.84%      5.31%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $304,225        $324,638      $356,606      $307,841   $285,688
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements           0.67%(b)        0.65%         0.60%         0.60%      0.60%
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements        0.94%(b)        0.94%         0.90%         0.85%      0.85%
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of net investment income to average net
  assets                                           0.40%(b)        0.73%         1.52%         4.62%      5.16%
______________________________________________________________________________________________________________
==============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $288,443,713.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                    PRIVATE INVESTMENT CLASS
                                              --------------------------------------------------------------------
                                                                     YEAR ENDED AUGUST 31,
                                              --------------------------------------------------------------------
                                                2004             2003           2002          2001          2000
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   1.00        $     1.00      $   1.00      $   1.00      $   1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.01              0.01          0.02          0.05          0.05
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.00             (0.00)         0.00          0.00          0.00
==================================================================================================================
    Total from investment operations              0.01              0.01          0.02          0.05          0.05
==================================================================================================================
Less distributions:
  Dividends from net investment income           (0.01)            (0.01)        (0.02)        (0.05)        (0.05)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          (0.00)               --            --            --            --
==================================================================================================================
    Total distributions                          (0.01)            (0.01)        (0.02)        (0.05)        (0.05)
==================================================================================================================
Net asset value, end of period                $   1.00        $     1.00      $   1.00      $   1.00      $   1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                   0.68%             0.98%         1.77%         5.05%         5.52%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $808,852        $1,100,857      $672,455      $608,022      $616,988
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements          0.42%(b)          0.41%         0.40%         0.40%         0.40%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements       0.69%(b)          0.69%         0.65%         0.60%         0.60%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to average
  net assets                                      0.65%(b)          0.97%         1.72%         4.82%         5.36%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,071,860,655.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                        RESERVE CLASS
                                               ---------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                               ---------------------------------------------------------------
                                                2004          2003          2002          2001          2000
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  1.00      $   1.00      $   1.00      $   1.00      $   1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.002         0.004          0.01          0.04          0.05
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.000        (0.000)         0.00          0.00          0.00
==============================================================================================================
    Total from investment operations             0.002         0.004          0.01          0.04          0.05
==============================================================================================================
Less distributions:
  Dividends from net investment income          (0.002)       (0.004)        (0.01)        (0.04)        (0.05)
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         (0.000)           --            --            --            --
==============================================================================================================
    Total distributions                         (0.002)       (0.004)        (0.01)        (0.04)        (0.05)
==============================================================================================================
Net asset value, end of period                 $  1.00      $   1.00      $   1.00      $   1.00      $   1.00
______________________________________________________________________________________________________________
==============================================================================================================
Total return(a)                                   0.11%         0.41%         1.26%         4.53%         4.99%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $79,975      $119,660      $162,819      $212,818      $140,886
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements          0.98%(b)      0.97%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements       1.19%(b)      1.19%         1.15%         1.10%         1.10%
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of net investment income to average net
  assets                                          0.09%(b)      0.41%         1.22%         4.32%         4.86%
______________________________________________________________________________________________________________
==============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $105,877,685.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                        RESOURCE CLASS
                                               ----------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                               ----------------------------------------------------------------
                                                 2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.01          0.01          0.02          0.05          0.06
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.00         (0.00)         0.00          0.00          0.00
===============================================================================================================
    Total from investment operations               0.01          0.01          0.02          0.05          0.06
===============================================================================================================
Less distributions:
  Dividends from net investment income            (0.01)        (0.01)        (0.02)        (0.05)        (0.06)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           (0.00)           --            --            --            --
===============================================================================================================
    Total distributions                           (0.01)        (0.01)        (0.02)        (0.05)        (0.06)
===============================================================================================================
Net asset value, end of period                 $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(a)                                    0.82%         1.12%         1.91%         5.20%         5.66%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $337,798      $624,053      $449,511      $369,204      $305,136
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements           0.28%(b)      0.27%         0.26%         0.26%         0.26%
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements        0.39%(b)      0.39%         0.35%         0.30%         0.30%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of net investment income to average net
  assets                                           0.79%(b)      1.11%         1.86%         4.96%         5.50%
_______________________________________________________________________________________________________________
===============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $529,677,804.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing


  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing


  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Treasury Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Treasury Portfolio ("Fund"), an investment portfolio of Short-Term Investments Trust ("Trust"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr. .........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D. ...........................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 31.36% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                            PERSONAL INVESTMENT CLASS


A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,WHICH CONTAINS MORE COMPLETE INFORMATION,INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --REGISTERED TRADEMARK--

                           YOUR GOALS. OUR SOLUTIONS.
                            --REGISTERED TRADEMARK--


TRE-AR-3

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--Registered Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P
                    500--Registered trademark--Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust Treasury Portfolio's Personal Investment Class were 0.76% and 0.71%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 23- to 50-day range; at the close of the

                                                                     (continued)

=======================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              67.1%

8-30                              3.8

31-60                             5.6

61-90                            13.2

91-150                            6.6

151-210                           3.7

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
=======================================


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --REGISTERED TRADEMARK--

                                                                     (continued)
reporting period, the WAM stood at 28 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Personal Investment Class stood at $304.2 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. Fund shares are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other investment agency.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman


================================================================================
       The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


=====================================================================================
                                                                 HYPOTHETICAL
                                       ACTUAL                  (5% ANNUAL RETURN
                                                                BEFORE EXPENSES)

              BEGINNING        ENDING         EXPENSES       ENDING         EXPENSES
            ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING   ACCOUNT VALUE    PAID DURING
              (03/01/04)    (08/31/04)(1)    PERIOD(2)      (08/31/04)      PERIOD(2)
INVESTMENT    $1,000.00       $1,002.30        $3.37        $1,021.77        $3.40


(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.23% for Personal Investment class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.67% for
Personal Investment class shares) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
=====================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-32.89%

U.S. TREASURY BILLS-19.66%(a)

1.04%                                          10/14/04   $100,000   $   99,876,077
-----------------------------------------------------------------------------------
1.15%                                          10/21/04    200,000      199,679,861
-----------------------------------------------------------------------------------
1.28%                                          11/12/04    200,000      199,461,000
-----------------------------------------------------------------------------------
1.35%                                          11/18/04    150,000      149,539,475
-----------------------------------------------------------------------------------
1.40%                                          12/02/04    100,000       99,641,711
-----------------------------------------------------------------------------------
1.66%                                          01/20/05    100,000       99,349,833
-----------------------------------------------------------------------------------
1.67%                                          02/10/05    100,000       99,250,750
-----------------------------------------------------------------------------------
1.73%                                          02/17/05    100,000       99,186,453
===================================================================================
                                                                      1,045,985,160
===================================================================================

U.S. TREASURY NOTES-13.23%

1.88%                                          09/30/04    200,000      200,112,794
-----------------------------------------------------------------------------------
5.88%                                          11/15/04    250,000      252,416,612
-----------------------------------------------------------------------------------
7.88%                                          11/15/04    100,000      101,380,954
-----------------------------------------------------------------------------------
2.00%                                          11/30/04     50,000       50,069,247
-----------------------------------------------------------------------------------
1.75%                                          12/31/04    100,000      100,158,158
===================================================================================
                                                                        704,137,765
===================================================================================
    Total U.S. Treasury Securities (Cost
      $1,750,122,925)                                                 1,750,122,925
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,750,122,925)                               1,750,122,925
===================================================================================

REPURCHASE AGREEMENTS-67.05%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.55%(b)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.55%(c)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.55%(d)                                     09/01/04     68,713       68,713,354
-----------------------------------------------------------------------------------
  1.55%(e)                                     09/01/04    100,000      100,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.55%(f)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.55%(g)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

CIBC World Markets Corp.-New York Branch
  (Canada)
  1.55%(h)                                     09/01/04   $200,000   $  200,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.55%(i)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.55%(j)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.55%(k)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.55%(l)                                     09/01/04    200,000      200,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.55%(m)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.55%(n)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.56%(o)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
  1.22%(p)                                     04/26/05    100,000      100,000,000
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.55%(q)                                     09/01/04    250,000      250,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $3,568,713,354)                                                 3,568,713,354
===================================================================================
TOTAL INVESTMENTS-99.94% (Cost
  $5,318,836,279)(r)                                                  5,318,836,279
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.06%                                       3,351,232
===================================================================================
NET ASSETS-100.00%                                                   $5,322,187,511
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $289,098,000 U.S. Treasury obligations, 1.50% to 12.50% due 11/15/04 to 08/15/17 with an aggregate market value at 08/31/04 of $306,001,099. The amount to be received upon repurchase by the Fund is $250,010,764.
(c) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $300,012,917. Collateralized by $298,515,000 U.S. Treasury obligations, 2.38% to 7.25% due 07/31/06 to 08/15/28 with an aggregate market value at 08/31/04 of $306,000,750. The amount to be received upon repurchase by the Fund is $250,010,764.
(d) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,764. Collateralized by a $255,162,000 U.S. Treasury obligation, 1.88% due 12/31/05 with a market value at 08/31/04 of $255,000,984. The amount to be received upon repurchase by the Fund is $68,716,312.
(e) Repurchase agreement entered into 08/31/04 with an aggregate maturing value of $100,004,306. Collateralized by a $101,897,000 U.S. Treasury obligation, 1.63% due 01/31/05 with a market value at 08/31/04 of $102,000,821.
(f) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $201,315,000 U.S. Treasury obligations, 0% due 08/15/08 to 11/15/14 with an aggregate market value at 08/31/04 of $154,311,996.

(g) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,764. Collateralized by $252,983,000 U.S. Treasury obligations, 2.75% due 07/31/06 to 08/15/07 with a market value at 08/31/04 of
    $255,000,146.
(h) Repurchase agreement entered into 08/31/04 with a maturing value of $200,008,611. Collateralized by a $204,588,000 U.S. Treasury obligations, 1.88% due 01/31/06 with a market value at 08/31/04 of $204,000,727.
(i) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $300,819,000 U.S. Treasury obligations, 2.75% to 3.88% due 07/31/06 to 05/15/09 with an aggregate market value at 08/31/04 of $306,004,674. The amount to be received upon repurchase by the Fund is $250,010,764.
(j) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $422,279,000 U.S. Treasury obligations, 0% to 12.75% due 09/02/04 to 04/15/29 with a market value at 08/31/04 of $510,000,055.
(k) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $253,156,000 U.S. Treasury obligations, 3.13% to 11.75% due 05/15/07 to 02/15/23 with an aggregate market value at 08/31/04 of $306,000,823. The amount to be received upon repurchase by the Fund is $250,010,764.
(l) Repurchase agreement entered into 08/31/04 with a maturing value of $200,008,611. Collateralized by $196,584,000 U.S. Treasury obligations, 4.88% to 5.25% due 02/15/12 to 02/15/29 with a market value at 08/31/04 of
    $204,001,287.
(m) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $735,941,125 U.S. Treasury obligations, 0% to 8.75% due 02/15/16 to 11/15/26 with an aggregate market value at 08/31/04 of $306,000,297. The amount to be received upon repurchase by the Fund is $250,010,764.
(n) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,764. Collateralized by $239,014,000 U.S. Treasury obligations, 5.25% to 6.13% due 02/15/29 to 08/15/29 with a market value at 08/31/04 of
    $255,000,120.
(o) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,833. Collateralized by a $308,545,000 U.S. Treasury obligations, 11.75% due 11/15/14 with a market value at 08/31/04 of $255,003,196.
(p) Term repurchase agreement entered into 03/25/04; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by a $100,430,000 U.S. Treasury obligations, 3.63% due 07/15/09 with a market value at 08/31/04 of $102,001,702.
(q) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $239,856,000 U.S. Treasury obligations, 7.25 % to 7.50% due 05/15/16 to 11/15/16 with an aggregate market value at 08/31/04 of $306,001,095. The amount to be received upon repurchase by the Fund is $250,010,764.
(r) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost $1,750,122,925)  $1,750,122,925
---------------------------------------------
Repurchase agreements (cost
  $3,568,713,354)               3,568,713,354
=============================================
    Total investments (cost
      $5,318,836,279)           5,318,836,279
_____________________________________________
=============================================
Receivables for:
  Interest                          9,502,724
---------------------------------------------
  Amount due from advisor             109,984
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    313,122
---------------------------------------------
Other assets                          317,553
=============================================
    Total assets                5,329,079,662
_____________________________________________
=============================================


LIABILITIES:

Payables for:
  Amount due custodian                 14,514
---------------------------------------------
  Dividends                         5,426,996
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                  592,221
---------------------------------------------
Accrued distribution fees             550,166
---------------------------------------------
Accrued trustees' fees                  8,786
---------------------------------------------
Accrued transfer agent fees           186,297
---------------------------------------------
Accrued operating expenses            113,171
=============================================
    Total liabilities               6,892,151
=============================================
Net assets applicable to
  shares outstanding           $5,322,187,511
_____________________________________________
=============================================


NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $5,321,642,618
---------------------------------------------
  Undistributed net
    investment income                 544,893
=============================================
                               $5,322,187,511
_____________________________________________
=============================================


NET ASSETS:

Institutional Class            $2,564,539,738
_____________________________________________
=============================================
Private Investment Class       $  808,852,218
_____________________________________________
=============================================
Personal Investment Class      $  304,225,090
_____________________________________________
=============================================
Cash Management Class          $1,226,797,404
_____________________________________________
=============================================
Reserve Class                  $   79,975,226
_____________________________________________
=============================================
Resource Class                 $  337,797,835
_____________________________________________
=============================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
SHARE, UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class             2,564,207,625
_____________________________________________
=============================================
Private Investment Class          808,848,932
_____________________________________________
=============================================
Personal Investment Class         304,184,112
_____________________________________________
=============================================
Cash Management Class           1,226,654,308
_____________________________________________
=============================================
Reserve Class                      79,954,798
_____________________________________________
=============================================
Resource Class                    337,782,399
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $   76,356,332
============================================================================

EXPENSES:

Advisory fees                                                     10,684,630
----------------------------------------------------------------------------
Administrative services fees                                         713,693
----------------------------------------------------------------------------
Custodian fees                                                       328,158
----------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         5,359,303
----------------------------------------------------------------------------
  Personal Investment Class                                        2,163,328
----------------------------------------------------------------------------
  Cash Management Class                                            1,555,225
----------------------------------------------------------------------------
  Reserve Class                                                    1,058,777
----------------------------------------------------------------------------
  Resource Class                                                   1,059,356
----------------------------------------------------------------------------
Transfer agent fees                                                1,215,202
----------------------------------------------------------------------------
Trustees' fees and retirement benefits                               125,207
----------------------------------------------------------------------------
Other                                                                572,397
============================================================================
    Total expenses                                                24,835,276
============================================================================
Less: Fees waived and expenses reimbursed                         (8,482,353)
============================================================================
    Net expenses                                                  16,352,923
============================================================================
Net investment income                                             60,003,409
============================================================================
Net realized gain from investment securities                         320,827
============================================================================
Net increase in net assets resulting from operations          $   60,324,236
____________________________________________________________________________
============================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    60,003,409    $   94,257,076
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 320,827           (43,670)
===============================================================================================
    Net increase in net assets resulting from operations           60,324,236        94,213,406
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (34,036,819)      (53,855,705)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         (7,021,428)       (8,247,767)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,183,230)       (2,170,180)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (13,516,610)      (24,974,807)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (89,055)         (585,958)
-----------------------------------------------------------------------------------------------
  Resource Class                                                   (4,156,267)       (4,422,659)
===============================================================================================
    Total distributions from net investment income                (60,003,409)      (94,257,076)
_______________________________________________________________________________________________
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                (563,407)               --
-----------------------------------------------------------------------------------------------
  Private Investment Class                                           (137,175)               --
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                           (40,165)               --
-----------------------------------------------------------------------------------------------
  Cash Management Class                                              (202,484)               --
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (12,694)               --
-----------------------------------------------------------------------------------------------
  Resource Class                                                      (94,047)               --
===============================================================================================
    Total distributions from net realized gains                    (1,049,972)               --
===============================================================================================
    Decrease in net assets resulting from distributions           (61,053,381)      (94,257,076)
===============================================================================================
Share transactions-net:
  Institutional Class                                          (1,802,441,527)      122,366,033
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (291,912,775)      428,410,320
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (20,385,788)      (31,965,903)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                        (1,033,020,812)       36,570,357
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (39,676,754)      (43,158,808)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (286,188,291)      174,544,616
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (3,473,625,947)      686,766,615
===============================================================================================
    Net increase (decrease) in net assets                      (3,474,355,092)      686,722,945
===============================================================================================

NET ASSETS:

  Beginning of year                                             8,796,542,603     8,109,819,658
===============================================================================================
  End of year (including undistributed net investment income of $544,893
    and $(10,417) for 2004 and 2003, respectively)            $ 5,322,187,511    $8,796,542,603
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

    The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchanges Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $5,089,401.

    For the period ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $1,021 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses, along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $713,693 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $1,083,629 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $3,215,582, $1,586,441, $1,244,180, $910,370 and $847,485,
respectively, after FMC waived Plan fees of $2,143,721, $576,887, $311,045, $148,407 and $211,871, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $23,294 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $61,053,381    $94,257,076
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
----------------------------------------------------------------------------
Undistributed ordinary income                                 $    1,030,358
----------------------------------------------------------------------------
Temporary book/tax differences                                      (485,465)
----------------------------------------------------------------------------
Shares of beneficial interest                                  5,321,642,618
============================================================================
    Total net assets                                          $5,322,187,511
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $65,655 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has no capital loss carryforward as of August 31, 2004.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications on August 31, 2004, undistributed net investment income was increased by $555,310 and undistributed net realized gain (loss) was decreased by $555,310. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                     CHANGES IN SHARES OUTSTANDING(A)
----------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2004                                   2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            12,789,618,836    $ 12,789,618,836     22,078,148,739    $ 22,078,148,739
----------------------------------------------------------------------------------------------------------
  Private Investment Class        7,915,597,248       7,915,597,248      8,283,376,861       8,283,376,861
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       2,827,514,295       2,827,514,295      2,809,310,264       2,809,310,264
----------------------------------------------------------------------------------------------------------
  Cash Management Class          15,573,507,431      15,573,507,431     26,327,078,343      26,327,078,343
----------------------------------------------------------------------------------------------------------
  Reserve Class                     920,635,114         920,635,114      3,109,360,020       3,109,360,020
----------------------------------------------------------------------------------------------------------
  Resource Class                  2,257,013,791       2,257,013,791      5,071,580,037       5,071,580,037
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 8,729,508           8,729,508         10,625,207          10,625,207
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,214,771           1,214,771          1,956,880           1,956,880
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             940,811             940,811          2,229,318           2,229,318
----------------------------------------------------------------------------------------------------------
  Cash Management Class               5,160,853           5,160,853          9,377,601           9,377,601
----------------------------------------------------------------------------------------------------------
  Reserve Class                          81,991              81,991            612,102             612,102
----------------------------------------------------------------------------------------------------------
  Resource Class                      2,029,641           2,029,641          3,097,640           3,097,640
==========================================================================================================
Reacquired:
  Institutional Class           (14,600,789,871)    (14,600,789,871)   (21,966,407,913)    (21,966,407,913)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (8,208,724,794)     (8,208,724,794)    (7,856,923,421)     (7,856,923,421)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (2,848,840,894)     (2,848,840,894)    (2,843,505,485)     (2,843,505,485)
----------------------------------------------------------------------------------------------------------
  Cash Management Class         (16,611,689,096)    (16,611,689,096)   (26,299,885,587)    (26,299,885,587)
----------------------------------------------------------------------------------------------------------
  Reserve Class                    (960,393,859)       (960,393,859)    (3,153,130,930)     (3,153,130,930)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (2,545,231,723)     (2,545,231,723)    (4,900,133,061)     (4,900,133,061)
==========================================================================================================
                                 (3,473,625,947)   $ (3,473,625,947)       686,766,615    $    686,766,615
__________________________________________________________________________________________________________
==========================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 30.83% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund. AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                    INSTITUTIONAL CLASS
                                         -------------------------------------------------------------------------
                                                                   YEAR ENDED AUGUST 31,
                                         -------------------------------------------------------------------------
                                            2004              2003            2002            2001         2000
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $     1.00        $     1.00      $     1.00      $     1.00   $     1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.01              0.01            0.02            0.05         0.06
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)             0.00             (0.00)           0.00            0.00         0.00
==================================================================================================================
    Total from investment operations           0.01              0.01            0.02            0.05         0.06
==================================================================================================================
Less distributions:
  Dividends from net investment income        (0.01)            (0.01)          (0.02)          (0.05)       (0.06)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains       (0.00)               --              --              --           --
==================================================================================================================
    Total distributions                       (0.01)            (0.01)          (0.02)          (0.05)       (0.06)
==================================================================================================================
Net asset value, end of period           $     1.00        $     1.00      $     1.00      $     1.00   $     1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                0.98%             1.28%           2.07%           5.37%        5.83%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $2,564,540        $4,367,382      $4,245,044      $3,782,581   $3,005,442
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    reimbursements                             0.12%(b)          0.11%           0.10%           0.10%        0.10%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    reimbursements                             0.19%(b)          0.19%           0.15%           0.10%        0.10%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to
  average net assets                           0.95%(b)          1.27%           2.02%           5.12%        5.66%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $3,572,001,950.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  CASH MANAGEMENT CLASS
                                         -----------------------------------------------------------------------
                                                                  YEAR ENDED AUGUST 31,
                                         -----------------------------------------------------------------------
                                            2004              2003            2002            2001        2000
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $     1.00        $     1.00      $     1.00      $     1.00   $   1.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.01              0.01            0.02            0.05       0.06
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)             0.00             (0.00)           0.00            0.00       0.00
================================================================================================================
    Total from investment operations           0.01              0.01            0.02            0.05       0.06
================================================================================================================
Less distributions:
  Dividends from net investment income        (0.01)            (0.01)          (0.02)          (0.05)     (0.06)
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains       (0.00)               --              --              --         --
================================================================================================================
    Total distributions                       (0.01)            (0.01)          (0.02)          (0.05)     (0.06)
================================================================================================================
Net asset value, end of period           $     1.00        $     1.00      $     1.00      $     1.00   $   1.00
________________________________________________________________________________________________________________
================================================================================================================
Total return(a)                                0.90%             1.20%           1.99%           5.28%      5.75%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $1,226,797        $2,259,951      $2,223,385      $1,155,373   $780,425
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    reimbursements                             0.20%(b)          0.19%           0.18%           0.18%      0.18%
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    reimbursements                             0.29%(b)          0.29%           0.25%           0.20%      0.20%
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income to
  average net assets                           0.87%(b)          1.19%           1.94%           5.04%      5.58%
________________________________________________________________________________________________________________
================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,555,225,138.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  PERSONAL INVESTMENT CLASS
                                               ---------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                               ---------------------------------------------------------------
                                                 2004            2003          2002          2001       2000
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   1.00        $   1.00      $   1.00      $   1.00   $   1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.004            0.01          0.02          0.05       0.05
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.000           (0.00)         0.00          0.00       0.00
==============================================================================================================
    Total from investment operations              0.004            0.01          0.02          0.05       0.05
==============================================================================================================
Less distributions:
  Dividends from net investment income           (0.004)          (0.01)        (0.02)        (0.05)     (0.05)
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          (0.000)             --            --            --         --
==============================================================================================================
    Total distributions                          (0.004)          (0.01)        (0.02)        (0.05)     (0.05)
==============================================================================================================
Net asset value, end of period                 $   1.00        $   1.00      $   1.00      $   1.00   $   1.00
______________________________________________________________________________________________________________
==============================================================================================================
Total return(a)                                    0.42%           0.73%         1.56%         4.84%      5.31%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $304,225        $324,638      $356,606      $307,841   $285,688
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements           0.67%(b)        0.65%         0.60%         0.60%      0.60%
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements        0.94%(b)        0.94%         0.90%         0.85%      0.85%
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of net investment income to average net
  assets                                           0.40%(b)        0.73%         1.52%         4.62%      5.16%
______________________________________________________________________________________________________________
==============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $288,443,713.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                    PRIVATE INVESTMENT CLASS
                                              --------------------------------------------------------------------
                                                                     YEAR ENDED AUGUST 31,
                                              --------------------------------------------------------------------
                                                2004             2003           2002          2001          2000
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   1.00        $     1.00      $   1.00      $   1.00      $   1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.01              0.01          0.02          0.05          0.05
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.00             (0.00)         0.00          0.00          0.00
==================================================================================================================
    Total from investment operations              0.01              0.01          0.02          0.05          0.05
==================================================================================================================
Less distributions:
  Dividends from net investment income           (0.01)            (0.01)        (0.02)        (0.05)        (0.05)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          (0.00)               --            --            --            --
==================================================================================================================
    Total distributions                          (0.01)            (0.01)        (0.02)        (0.05)        (0.05)
==================================================================================================================
Net asset value, end of period                $   1.00        $     1.00      $   1.00      $   1.00      $   1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                   0.68%             0.98%         1.77%         5.05%         5.52%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $808,852        $1,100,857      $672,455      $608,022      $616,988
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements          0.42%(b)          0.41%         0.40%         0.40%         0.40%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements       0.69%(b)          0.69%         0.65%         0.60%         0.60%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to average
  net assets                                      0.65%(b)          0.97%         1.72%         4.82%         5.36%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,071,860,655.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                        RESERVE CLASS
                                               ---------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                               ---------------------------------------------------------------
                                                2004          2003          2002          2001          2000
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  1.00      $   1.00      $   1.00      $   1.00      $   1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.002         0.004          0.01          0.04          0.05
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.000        (0.000)         0.00          0.00          0.00
==============================================================================================================
    Total from investment operations             0.002         0.004          0.01          0.04          0.05
==============================================================================================================
Less distributions:
  Dividends from net investment income          (0.002)       (0.004)        (0.01)        (0.04)        (0.05)
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         (0.000)           --            --            --            --
==============================================================================================================
    Total distributions                         (0.002)       (0.004)        (0.01)        (0.04)        (0.05)
==============================================================================================================
Net asset value, end of period                 $  1.00      $   1.00      $   1.00      $   1.00      $   1.00
______________________________________________________________________________________________________________
==============================================================================================================
Total return(a)                                   0.11%         0.41%         1.26%         4.53%         4.99%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $79,975      $119,660      $162,819      $212,818      $140,886
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements          0.98%(b)      0.97%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements       1.19%(b)      1.19%         1.15%         1.10%         1.10%
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of net investment income to average net
  assets                                          0.09%(b)      0.41%         1.22%         4.32%         4.86%
______________________________________________________________________________________________________________
==============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $105,877,685.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                        RESOURCE CLASS
                                               ----------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                               ----------------------------------------------------------------
                                                 2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.01          0.01          0.02          0.05          0.06
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.00         (0.00)         0.00          0.00          0.00
===============================================================================================================
    Total from investment operations               0.01          0.01          0.02          0.05          0.06
===============================================================================================================
Less distributions:
  Dividends from net investment income            (0.01)        (0.01)        (0.02)        (0.05)        (0.06)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           (0.00)           --            --            --            --
===============================================================================================================
    Total distributions                           (0.01)        (0.01)        (0.02)        (0.05)        (0.06)
===============================================================================================================
Net asset value, end of period                 $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(a)                                    0.82%         1.12%         1.91%         5.20%         5.66%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $337,798      $624,053      $449,511      $369,204      $305,136
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements           0.28%(b)      0.27%         0.26%         0.26%         0.26%
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements        0.39%(b)      0.39%         0.35%         0.30%         0.30%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of net investment income to average net
  assets                                           0.79%(b)      1.11%         1.86%         4.96%         5.50%
_______________________________________________________________________________________________________________
===============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $529,677,804.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing


  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing


  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Treasury Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Treasury Portfolio ("Fund"), an investment portfolio of Short-Term Investments Trust ("Trust"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr. .........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D. ...........................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 31.36% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                            PRIVATE INVESTMENT CLASS

                               TREASURY PORTFOLIO

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                          [YOUR GOALS. OUR SOLUTIONS.]
                            --Registered Trademark--

TRE-AR-2

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--Registered Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P
                    500--Registered Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust Treasury Portfolio's Private Investment Class were 1.01% and 0.96%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 23- to 50-day range; at the close of the reporting period, the WAM stood at 28 days. The

========================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              67.1%

8-30                              3.8

31-60                             5.6

61-90                            13.2

91-150                            6.6

151-210                           3.7

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--


                                                                     (continued)
portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Private Investment Class stood at $808.9 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. Fund shares are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other investment agency.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



================================================================================
       The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

===========================================================================================
                                                                        HYPOTHETICAL
                                            ACTUAL                   (5% ANNUAL RETURN
                                                                      BEFORE EXPENSES)


                   BEGINNING         ENDING        EXPENSES        ENDING        EXPENSES
                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING   ACCOUNT VALUE   PAID DURING
                  (03/01/04)      (08/31/04)(1)    PERIOD(2)     (08/31/04)      PERIOD(2)

PRIVATE           $1,000.00       $1,003.60          $2.12        $1,023.03        $2.14

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31,
2004 was 0.36% for Private Investment class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.42% for Private
Investment Resource class shares) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
===========================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-32.89%

U.S. TREASURY BILLS-19.66%(a)

1.04%                                          10/14/04   $100,000   $   99,876,077
-----------------------------------------------------------------------------------
1.15%                                          10/21/04    200,000      199,679,861
-----------------------------------------------------------------------------------
1.28%                                          11/12/04    200,000      199,461,000
-----------------------------------------------------------------------------------
1.35%                                          11/18/04    150,000      149,539,475
-----------------------------------------------------------------------------------
1.40%                                          12/02/04    100,000       99,641,711
-----------------------------------------------------------------------------------
1.66%                                          01/20/05    100,000       99,349,833
-----------------------------------------------------------------------------------
1.67%                                          02/10/05    100,000       99,250,750
-----------------------------------------------------------------------------------
1.73%                                          02/17/05    100,000       99,186,453
===================================================================================
                                                                      1,045,985,160
===================================================================================

U.S. TREASURY NOTES-13.23%

1.88%                                          09/30/04    200,000      200,112,794
-----------------------------------------------------------------------------------
5.88%                                          11/15/04    250,000      252,416,612
-----------------------------------------------------------------------------------
7.88%                                          11/15/04    100,000      101,380,954
-----------------------------------------------------------------------------------
2.00%                                          11/30/04     50,000       50,069,247
-----------------------------------------------------------------------------------
1.75%                                          12/31/04    100,000      100,158,158
===================================================================================
                                                                        704,137,765
===================================================================================
    Total U.S. Treasury Securities (Cost
      $1,750,122,925)                                                 1,750,122,925
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,750,122,925)                               1,750,122,925
===================================================================================

REPURCHASE AGREEMENTS-67.05%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.55%(b)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.55%(c)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.55%(d)                                     09/01/04     68,713       68,713,354
-----------------------------------------------------------------------------------
  1.55%(e)                                     09/01/04    100,000      100,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.55%(f)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.55%(g)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

CIBC World Markets Corp.-New York Branch
  (Canada)
  1.55%(h)                                     09/01/04   $200,000   $  200,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.55%(i)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.55%(j)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.55%(k)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.55%(l)                                     09/01/04    200,000      200,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.55%(m)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.55%(n)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.56%(o)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
  1.22%(p)                                     04/26/05    100,000      100,000,000
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.55%(q)                                     09/01/04    250,000      250,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $3,568,713,354)                                                 3,568,713,354
===================================================================================
TOTAL INVESTMENTS-99.94% (Cost
  $5,318,836,279)(r)                                                  5,318,836,279
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.06%                                       3,351,232
===================================================================================
NET ASSETS-100.00%                                                   $5,322,187,511
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $289,098,000 U.S. Treasury obligations, 1.50% to 12.50% due 11/15/04 to 08/15/17 with an aggregate market value at 08/31/04 of $306,001,099. The amount to be received upon repurchase by the Fund is $250,010,764.
(c) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $300,012,917. Collateralized by $298,515,000 U.S. Treasury obligations, 2.38% to 7.25% due 07/31/06 to 08/15/28 with an aggregate market value at 08/31/04 of $306,000,750. The amount to be received upon repurchase by the Fund is $250,010,764.
(d) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,764. Collateralized by a $255,162,000 U.S. Treasury obligation, 1.88% due 12/31/05 with a market value at 08/31/04 of $255,000,984. The amount to be received upon repurchase by the Fund is $68,716,312.
(e) Repurchase agreement entered into 08/31/04 with an aggregate maturing value of $100,004,306. Collateralized by a $101,897,000 U.S. Treasury obligation, 1.63% due 01/31/05 with a market value at 08/31/04 of $102,000,821.
(f) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $201,315,000 U.S. Treasury obligations, 0% due 08/15/08 to 11/15/14 with an aggregate market value at 08/31/04 of $154,311,996.

(g) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,764. Collateralized by $252,983,000 U.S. Treasury obligations, 2.75% due 07/31/06 to 08/15/07 with a market value at 08/31/04 of
    $255,000,146.
(h) Repurchase agreement entered into 08/31/04 with a maturing value of $200,008,611. Collateralized by a $204,588,000 U.S. Treasury obligations, 1.88% due 01/31/06 with a market value at 08/31/04 of $204,000,727.
(i) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $300,819,000 U.S. Treasury obligations, 2.75% to 3.88% due 07/31/06 to 05/15/09 with an aggregate market value at 08/31/04 of $306,004,674. The amount to be received upon repurchase by the Fund is $250,010,764.
(j) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $422,279,000 U.S. Treasury obligations, 0% to 12.75% due 09/02/04 to 04/15/29 with a market value at 08/31/04 of $510,000,055.
(k) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $253,156,000 U.S. Treasury obligations, 3.13% to 11.75% due 05/15/07 to 02/15/23 with an aggregate market value at 08/31/04 of $306,000,823. The amount to be received upon repurchase by the Fund is $250,010,764.
(l) Repurchase agreement entered into 08/31/04 with a maturing value of $200,008,611. Collateralized by $196,584,000 U.S. Treasury obligations, 4.88% to 5.25% due 02/15/12 to 02/15/29 with a market value at 08/31/04 of
    $204,001,287.
(m) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $735,941,125 U.S. Treasury obligations, 0% to 8.75% due 02/15/16 to 11/15/26 with an aggregate market value at 08/31/04 of $306,000,297. The amount to be received upon repurchase by the Fund is $250,010,764.
(n) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,764. Collateralized by $239,014,000 U.S. Treasury obligations, 5.25% to 6.13% due 02/15/29 to 08/15/29 with a market value at 08/31/04 of
    $255,000,120.
(o) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,833. Collateralized by a $308,545,000 U.S. Treasury obligations, 11.75% due 11/15/14 with a market value at 08/31/04 of $255,003,196.
(p) Term repurchase agreement entered into 03/25/04; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by a $100,430,000 U.S. Treasury obligations, 3.63% due 07/15/09 with a market value at 08/31/04 of $102,001,702.
(q) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $239,856,000 U.S. Treasury obligations, 7.25 % to 7.50% due 05/15/16 to 11/15/16 with an aggregate market value at 08/31/04 of $306,001,095. The amount to be received upon repurchase by the Fund is $250,010,764.
(r) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost $1,750,122,925)  $1,750,122,925
---------------------------------------------
Repurchase agreements (cost
  $3,568,713,354)               3,568,713,354
=============================================
    Total investments (cost
      $5,318,836,279)           5,318,836,279
_____________________________________________
=============================================
Receivables for:
  Interest                          9,502,724
---------------------------------------------
  Amount due from advisor             109,984
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    313,122
---------------------------------------------
Other assets                          317,553
=============================================
    Total assets                5,329,079,662
_____________________________________________
=============================================


LIABILITIES:

Payables for:
  Amount due custodian                 14,514
---------------------------------------------
  Dividends                         5,426,996
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                  592,221
---------------------------------------------
Accrued distribution fees             550,166
---------------------------------------------
Accrued trustees' fees                  8,786
---------------------------------------------
Accrued transfer agent fees           186,297
---------------------------------------------
Accrued operating expenses            113,171
=============================================
    Total liabilities               6,892,151
=============================================
Net assets applicable to
  shares outstanding           $5,322,187,511
_____________________________________________
=============================================


NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $5,321,642,618
---------------------------------------------
  Undistributed net
    investment income                 544,893
=============================================
                               $5,322,187,511
_____________________________________________
=============================================


NET ASSETS:

Institutional Class            $2,564,539,738
_____________________________________________
=============================================
Private Investment Class       $  808,852,218
_____________________________________________
=============================================
Personal Investment Class      $  304,225,090
_____________________________________________
=============================================
Cash Management Class          $1,226,797,404
_____________________________________________
=============================================
Reserve Class                  $   79,975,226
_____________________________________________
=============================================
Resource Class                 $  337,797,835
_____________________________________________
=============================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
SHARE, UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class             2,564,207,625
_____________________________________________
=============================================
Private Investment Class          808,848,932
_____________________________________________
=============================================
Personal Investment Class         304,184,112
_____________________________________________
=============================================
Cash Management Class           1,226,654,308
_____________________________________________
=============================================
Reserve Class                      79,954,798
_____________________________________________
=============================================
Resource Class                    337,782,399
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $   76,356,332
============================================================================

EXPENSES:

Advisory fees                                                     10,684,630
----------------------------------------------------------------------------
Administrative services fees                                         713,693
----------------------------------------------------------------------------
Custodian fees                                                       328,158
----------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         5,359,303
----------------------------------------------------------------------------
  Personal Investment Class                                        2,163,328
----------------------------------------------------------------------------
  Cash Management Class                                            1,555,225
----------------------------------------------------------------------------
  Reserve Class                                                    1,058,777
----------------------------------------------------------------------------
  Resource Class                                                   1,059,356
----------------------------------------------------------------------------
Transfer agent fees                                                1,215,202
----------------------------------------------------------------------------
Trustees' fees and retirement benefits                               125,207
----------------------------------------------------------------------------
Other                                                                572,397
============================================================================
    Total expenses                                                24,835,276
============================================================================
Less: Fees waived and expenses reimbursed                         (8,482,353)
============================================================================
    Net expenses                                                  16,352,923
============================================================================
Net investment income                                             60,003,409
============================================================================
Net realized gain from investment securities                         320,827
============================================================================
Net increase in net assets resulting from operations          $   60,324,236
____________________________________________________________________________
============================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    60,003,409    $   94,257,076
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 320,827           (43,670)
===============================================================================================
    Net increase in net assets resulting from operations           60,324,236        94,213,406
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (34,036,819)      (53,855,705)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         (7,021,428)       (8,247,767)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,183,230)       (2,170,180)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (13,516,610)      (24,974,807)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (89,055)         (585,958)
-----------------------------------------------------------------------------------------------
  Resource Class                                                   (4,156,267)       (4,422,659)
===============================================================================================
    Total distributions from net investment income                (60,003,409)      (94,257,076)
_______________________________________________________________________________________________
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                (563,407)               --
-----------------------------------------------------------------------------------------------
  Private Investment Class                                           (137,175)               --
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                           (40,165)               --
-----------------------------------------------------------------------------------------------
  Cash Management Class                                              (202,484)               --
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (12,694)               --
-----------------------------------------------------------------------------------------------
  Resource Class                                                      (94,047)               --
===============================================================================================
    Total distributions from net realized gains                    (1,049,972)               --
===============================================================================================
    Decrease in net assets resulting from distributions           (61,053,381)      (94,257,076)
===============================================================================================
Share transactions-net:
  Institutional Class                                          (1,802,441,527)      122,366,033
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (291,912,775)      428,410,320
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (20,385,788)      (31,965,903)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                        (1,033,020,812)       36,570,357
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (39,676,754)      (43,158,808)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (286,188,291)      174,544,616
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (3,473,625,947)      686,766,615
===============================================================================================
    Net increase (decrease) in net assets                      (3,474,355,092)      686,722,945
===============================================================================================

NET ASSETS:

  Beginning of year                                             8,796,542,603     8,109,819,658
===============================================================================================
  End of year (including undistributed net investment income of $544,893
    and $(10,417) for 2004 and 2003, respectively)            $ 5,322,187,511    $8,796,542,603
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

    The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchanges Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $5,089,401.

    For the period ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $1,021 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses, along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $713,693 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $1,083,629 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $3,215,582, $1,586,441, $1,244,180, $910,370 and $847,485,
respectively, after FMC waived Plan fees of $2,143,721, $576,887, $311,045, $148,407 and $211,871, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $23,294 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $61,053,381    $94,257,076
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
----------------------------------------------------------------------------
Undistributed ordinary income                                 $    1,030,358
----------------------------------------------------------------------------
Temporary book/tax differences                                      (485,465)
----------------------------------------------------------------------------
Shares of beneficial interest                                  5,321,642,618
============================================================================
    Total net assets                                          $5,322,187,511
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $65,655 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has no capital loss carryforward as of August 31, 2004.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications on August 31, 2004, undistributed net investment income was increased by $555,310 and undistributed net realized gain (loss) was decreased by $555,310. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                     CHANGES IN SHARES OUTSTANDING(A)
----------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2004                                   2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            12,789,618,836    $ 12,789,618,836     22,078,148,739    $ 22,078,148,739
----------------------------------------------------------------------------------------------------------
  Private Investment Class        7,915,597,248       7,915,597,248      8,283,376,861       8,283,376,861
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       2,827,514,295       2,827,514,295      2,809,310,264       2,809,310,264
----------------------------------------------------------------------------------------------------------
  Cash Management Class          15,573,507,431      15,573,507,431     26,327,078,343      26,327,078,343
----------------------------------------------------------------------------------------------------------
  Reserve Class                     920,635,114         920,635,114      3,109,360,020       3,109,360,020
----------------------------------------------------------------------------------------------------------
  Resource Class                  2,257,013,791       2,257,013,791      5,071,580,037       5,071,580,037
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 8,729,508           8,729,508         10,625,207          10,625,207
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,214,771           1,214,771          1,956,880           1,956,880
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             940,811             940,811          2,229,318           2,229,318
----------------------------------------------------------------------------------------------------------
  Cash Management Class               5,160,853           5,160,853          9,377,601           9,377,601
----------------------------------------------------------------------------------------------------------
  Reserve Class                          81,991              81,991            612,102             612,102
----------------------------------------------------------------------------------------------------------
  Resource Class                      2,029,641           2,029,641          3,097,640           3,097,640
==========================================================================================================
Reacquired:
  Institutional Class           (14,600,789,871)    (14,600,789,871)   (21,966,407,913)    (21,966,407,913)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (8,208,724,794)     (8,208,724,794)    (7,856,923,421)     (7,856,923,421)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (2,848,840,894)     (2,848,840,894)    (2,843,505,485)     (2,843,505,485)
----------------------------------------------------------------------------------------------------------
  Cash Management Class         (16,611,689,096)    (16,611,689,096)   (26,299,885,587)    (26,299,885,587)
----------------------------------------------------------------------------------------------------------
  Reserve Class                    (960,393,859)       (960,393,859)    (3,153,130,930)     (3,153,130,930)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (2,545,231,723)     (2,545,231,723)    (4,900,133,061)     (4,900,133,061)
==========================================================================================================
                                 (3,473,625,947)   $ (3,473,625,947)       686,766,615    $    686,766,615
__________________________________________________________________________________________________________
==========================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 30.83% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund. AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                    INSTITUTIONAL CLASS
                                         -------------------------------------------------------------------------
                                                                   YEAR ENDED AUGUST 31,
                                         -------------------------------------------------------------------------
                                            2004              2003            2002            2001         2000
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $     1.00        $     1.00      $     1.00      $     1.00   $     1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.01              0.01            0.02            0.05         0.06
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)             0.00             (0.00)           0.00            0.00         0.00
==================================================================================================================
    Total from investment operations           0.01              0.01            0.02            0.05         0.06
==================================================================================================================
Less distributions:
  Dividends from net investment income        (0.01)            (0.01)          (0.02)          (0.05)       (0.06)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains       (0.00)               --              --              --           --
==================================================================================================================
    Total distributions                       (0.01)            (0.01)          (0.02)          (0.05)       (0.06)
==================================================================================================================
Net asset value, end of period           $     1.00        $     1.00      $     1.00      $     1.00   $     1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                0.98%             1.28%           2.07%           5.37%        5.83%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $2,564,540        $4,367,382      $4,245,044      $3,782,581   $3,005,442
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    reimbursements                             0.12%(b)          0.11%           0.10%           0.10%        0.10%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    reimbursements                             0.19%(b)          0.19%           0.15%           0.10%        0.10%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to
  average net assets                           0.95%(b)          1.27%           2.02%           5.12%        5.66%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $3,572,001,950.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  CASH MANAGEMENT CLASS
                                         -----------------------------------------------------------------------
                                                                  YEAR ENDED AUGUST 31,
                                         -----------------------------------------------------------------------
                                            2004              2003            2002            2001        2000
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $     1.00        $     1.00      $     1.00      $     1.00   $   1.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.01              0.01            0.02            0.05       0.06
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)             0.00             (0.00)           0.00            0.00       0.00
================================================================================================================
    Total from investment operations           0.01              0.01            0.02            0.05       0.06
================================================================================================================
Less distributions:
  Dividends from net investment income        (0.01)            (0.01)          (0.02)          (0.05)     (0.06)
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains       (0.00)               --              --              --         --
================================================================================================================
    Total distributions                       (0.01)            (0.01)          (0.02)          (0.05)     (0.06)
================================================================================================================
Net asset value, end of period           $     1.00        $     1.00      $     1.00      $     1.00   $   1.00
________________________________________________________________________________________________________________
================================================================================================================
Total return(a)                                0.90%             1.20%           1.99%           5.28%      5.75%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $1,226,797        $2,259,951      $2,223,385      $1,155,373   $780,425
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    reimbursements                             0.20%(b)          0.19%           0.18%           0.18%      0.18%
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    reimbursements                             0.29%(b)          0.29%           0.25%           0.20%      0.20%
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income to
  average net assets                           0.87%(b)          1.19%           1.94%           5.04%      5.58%
________________________________________________________________________________________________________________
================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,555,225,138.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  PERSONAL INVESTMENT CLASS
                                               ---------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                               ---------------------------------------------------------------
                                                 2004            2003          2002          2001       2000
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   1.00        $   1.00      $   1.00      $   1.00   $   1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.004            0.01          0.02          0.05       0.05
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.000           (0.00)         0.00          0.00       0.00
==============================================================================================================
    Total from investment operations              0.004            0.01          0.02          0.05       0.05
==============================================================================================================
Less distributions:
  Dividends from net investment income           (0.004)          (0.01)        (0.02)        (0.05)     (0.05)
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          (0.000)             --            --            --         --
==============================================================================================================
    Total distributions                          (0.004)          (0.01)        (0.02)        (0.05)     (0.05)
==============================================================================================================
Net asset value, end of period                 $   1.00        $   1.00      $   1.00      $   1.00   $   1.00
______________________________________________________________________________________________________________
==============================================================================================================
Total return(a)                                    0.42%           0.73%         1.56%         4.84%      5.31%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $304,225        $324,638      $356,606      $307,841   $285,688
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements           0.67%(b)        0.65%         0.60%         0.60%      0.60%
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements        0.94%(b)        0.94%         0.90%         0.85%      0.85%
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of net investment income to average net
  assets                                           0.40%(b)        0.73%         1.52%         4.62%      5.16%
______________________________________________________________________________________________________________
==============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $288,443,713.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                    PRIVATE INVESTMENT CLASS
                                              --------------------------------------------------------------------
                                                                     YEAR ENDED AUGUST 31,
                                              --------------------------------------------------------------------
                                                2004             2003           2002          2001          2000
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   1.00        $     1.00      $   1.00      $   1.00      $   1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.01              0.01          0.02          0.05          0.05
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.00             (0.00)         0.00          0.00          0.00
==================================================================================================================
    Total from investment operations              0.01              0.01          0.02          0.05          0.05
==================================================================================================================
Less distributions:
  Dividends from net investment income           (0.01)            (0.01)        (0.02)        (0.05)        (0.05)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          (0.00)               --            --            --            --
==================================================================================================================
    Total distributions                          (0.01)            (0.01)        (0.02)        (0.05)        (0.05)
==================================================================================================================
Net asset value, end of period                $   1.00        $     1.00      $   1.00      $   1.00      $   1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                   0.68%             0.98%         1.77%         5.05%         5.52%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $808,852        $1,100,857      $672,455      $608,022      $616,988
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements          0.42%(b)          0.41%         0.40%         0.40%         0.40%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements       0.69%(b)          0.69%         0.65%         0.60%         0.60%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to average
  net assets                                      0.65%(b)          0.97%         1.72%         4.82%         5.36%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,071,860,655.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                        RESERVE CLASS
                                               ---------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                               ---------------------------------------------------------------
                                                2004          2003          2002          2001          2000
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  1.00      $   1.00      $   1.00      $   1.00      $   1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.002         0.004          0.01          0.04          0.05
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.000        (0.000)         0.00          0.00          0.00
==============================================================================================================
    Total from investment operations             0.002         0.004          0.01          0.04          0.05
==============================================================================================================
Less distributions:
  Dividends from net investment income          (0.002)       (0.004)        (0.01)        (0.04)        (0.05)
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         (0.000)           --            --            --            --
==============================================================================================================
    Total distributions                         (0.002)       (0.004)        (0.01)        (0.04)        (0.05)
==============================================================================================================
Net asset value, end of period                 $  1.00      $   1.00      $   1.00      $   1.00      $   1.00
______________________________________________________________________________________________________________
==============================================================================================================
Total return(a)                                   0.11%         0.41%         1.26%         4.53%         4.99%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $79,975      $119,660      $162,819      $212,818      $140,886
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements          0.98%(b)      0.97%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements       1.19%(b)      1.19%         1.15%         1.10%         1.10%
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of net investment income to average net
  assets                                          0.09%(b)      0.41%         1.22%         4.32%         4.86%
______________________________________________________________________________________________________________
==============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $105,877,685.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                        RESOURCE CLASS
                                               ----------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                               ----------------------------------------------------------------
                                                 2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.01          0.01          0.02          0.05          0.06
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.00         (0.00)         0.00          0.00          0.00
===============================================================================================================
    Total from investment operations               0.01          0.01          0.02          0.05          0.06
===============================================================================================================
Less distributions:
  Dividends from net investment income            (0.01)        (0.01)        (0.02)        (0.05)        (0.06)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           (0.00)           --            --            --            --
===============================================================================================================
    Total distributions                           (0.01)        (0.01)        (0.02)        (0.05)        (0.06)
===============================================================================================================
Net asset value, end of period                 $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(a)                                    0.82%         1.12%         1.91%         5.20%         5.66%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $337,798      $624,053      $449,511      $369,204      $305,136
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements           0.28%(b)      0.27%         0.26%         0.26%         0.26%
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements        0.39%(b)      0.39%         0.35%         0.30%         0.30%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of net investment income to average net
  assets                                           0.79%(b)      1.11%         1.86%         4.96%         5.50%
_______________________________________________________________________________________________________________
===============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $529,677,804.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing


  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing


  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Treasury Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Treasury Portfolio ("Fund"), an investment portfolio of Short-Term Investments Trust ("Trust"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr. .........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D. ...........................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 31.36% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                                  RESERVE CLASS


A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --REGISTERED TRADEMARK--


                           YOUR GOALS. OUR SOLUTIONS.
                            --REGISTERED TRADEMARK--


TRE-AR-6

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P 500
                    --Registered Trademark-- Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P 500
                    --Registered Trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts, along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production, and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust Treasury Portfolio's Reserve Class were 0.44% and 0.39%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity
(WAM) remained in the 23- to 50-day range; at the close of the reporting period, the WAM stood at 28 days. The portfolio continued to maintain a relatively short maturity

=======================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              67.1%

8-30                             3.8

31-60                            5.6

61-90                            13.2

91-150                           6.6

151-210                          3.7

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
=======================================

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --REGISTERED TRADEMARK--

                                                                     (continued)
structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Reserve Class stood at $79.98 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. Fund shares are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other investment agency.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

================================================================================
       The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


=====================================================================================
                                                                 HYPOTHETICAL
                                       ACTUAL                  (5% ANNUAL RETURN
                                                                BEFORE EXPENSES)

              BEGINNING        ENDING         EXPENSES       ENDING         EXPENSES
            ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING   ACCOUNT VALUE    PAID DURING
              (03/01/04)    (08/31/04)(1)    PERIOD(2)      (08/31/04)      PERIOD(2)
RESERVE       $1,000.00       $1,000.70        $4.93      $1,020.21        $4.98


(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31, 2004 was 0.07% for Reserve class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.98% for Reserve class shares) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
=====================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-32.89%

U.S. TREASURY BILLS-19.66%(a)

1.04%                                          10/14/04   $100,000   $   99,876,077
-----------------------------------------------------------------------------------
1.15%                                          10/21/04    200,000      199,679,861
-----------------------------------------------------------------------------------
1.28%                                          11/12/04    200,000      199,461,000
-----------------------------------------------------------------------------------
1.35%                                          11/18/04    150,000      149,539,475
-----------------------------------------------------------------------------------
1.40%                                          12/02/04    100,000       99,641,711
-----------------------------------------------------------------------------------
1.66%                                          01/20/05    100,000       99,349,833
-----------------------------------------------------------------------------------
1.67%                                          02/10/05    100,000       99,250,750
-----------------------------------------------------------------------------------
1.73%                                          02/17/05    100,000       99,186,453
===================================================================================
                                                                      1,045,985,160
===================================================================================

U.S. TREASURY NOTES-13.23%

1.88%                                          09/30/04    200,000      200,112,794
-----------------------------------------------------------------------------------
5.88%                                          11/15/04    250,000      252,416,612
-----------------------------------------------------------------------------------
7.88%                                          11/15/04    100,000      101,380,954
-----------------------------------------------------------------------------------
2.00%                                          11/30/04     50,000       50,069,247
-----------------------------------------------------------------------------------
1.75%                                          12/31/04    100,000      100,158,158
===================================================================================
                                                                        704,137,765
===================================================================================
    Total U.S. Treasury Securities (Cost
      $1,750,122,925)                                                 1,750,122,925
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,750,122,925)                               1,750,122,925
===================================================================================

REPURCHASE AGREEMENTS-67.05%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.55%(b)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.55%(c)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.55%(d)                                     09/01/04     68,713       68,713,354
-----------------------------------------------------------------------------------
  1.55%(e)                                     09/01/04    100,000      100,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.55%(f)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.55%(g)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

CIBC World Markets Corp.-New York Branch
  (Canada)
  1.55%(h)                                     09/01/04   $200,000   $  200,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.55%(i)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.55%(j)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.55%(k)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.55%(l)                                     09/01/04    200,000      200,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.55%(m)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.55%(n)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.56%(o)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
  1.22%(p)                                     04/26/05    100,000      100,000,000
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.55%(q)                                     09/01/04    250,000      250,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $3,568,713,354)                                                 3,568,713,354
===================================================================================
TOTAL INVESTMENTS-99.94% (Cost
  $5,318,836,279)(r)                                                  5,318,836,279
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.06%                                       3,351,232
===================================================================================
NET ASSETS-100.00%                                                   $5,322,187,511
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $289,098,000 U.S. Treasury obligations, 1.50% to 12.50% due 11/15/04 to 08/15/17 with an aggregate market value at 08/31/04 of $306,001,099. The amount to be received upon repurchase by the Fund is $250,010,764.
(c) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $300,012,917. Collateralized by $298,515,000 U.S. Treasury obligations, 2.38% to 7.25% due 07/31/06 to 08/15/28 with an aggregate market value at 08/31/04 of $306,000,750. The amount to be received upon repurchase by the Fund is $250,010,764.
(d) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,764. Collateralized by a $255,162,000 U.S. Treasury obligation, 1.88% due 12/31/05 with a market value at 08/31/04 of $255,000,984. The amount to be received upon repurchase by the Fund is $68,716,312.
(e) Repurchase agreement entered into 08/31/04 with an aggregate maturing value of $100,004,306. Collateralized by a $101,897,000 U.S. Treasury obligation, 1.63% due 01/31/05 with a market value at 08/31/04 of $102,000,821.
(f) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $201,315,000 U.S. Treasury obligations, 0% due 08/15/08 to 11/15/14 with an aggregate market value at 08/31/04 of $154,311,996.

(g) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,764. Collateralized by $252,983,000 U.S. Treasury obligations, 2.75% due 07/31/06 to 08/15/07 with a market value at 08/31/04 of
    $255,000,146.
(h) Repurchase agreement entered into 08/31/04 with a maturing value of $200,008,611. Collateralized by a $204,588,000 U.S. Treasury obligations, 1.88% due 01/31/06 with a market value at 08/31/04 of $204,000,727.
(i) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $300,819,000 U.S. Treasury obligations, 2.75% to 3.88% due 07/31/06 to 05/15/09 with an aggregate market value at 08/31/04 of $306,004,674. The amount to be received upon repurchase by the Fund is $250,010,764.
(j) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $422,279,000 U.S. Treasury obligations, 0% to 12.75% due 09/02/04 to 04/15/29 with a market value at 08/31/04 of $510,000,055.
(k) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $253,156,000 U.S. Treasury obligations, 3.13% to 11.75% due 05/15/07 to 02/15/23 with an aggregate market value at 08/31/04 of $306,000,823. The amount to be received upon repurchase by the Fund is $250,010,764.
(l) Repurchase agreement entered into 08/31/04 with a maturing value of $200,008,611. Collateralized by $196,584,000 U.S. Treasury obligations, 4.88% to 5.25% due 02/15/12 to 02/15/29 with a market value at 08/31/04 of
    $204,001,287.
(m) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $735,941,125 U.S. Treasury obligations, 0% to 8.75% due 02/15/16 to 11/15/26 with an aggregate market value at 08/31/04 of $306,000,297. The amount to be received upon repurchase by the Fund is $250,010,764.
(n) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,764. Collateralized by $239,014,000 U.S. Treasury obligations, 5.25% to 6.13% due 02/15/29 to 08/15/29 with a market value at 08/31/04 of
    $255,000,120.
(o) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,833. Collateralized by a $308,545,000 U.S. Treasury obligations, 11.75% due 11/15/14 with a market value at 08/31/04 of $255,003,196.
(p) Term repurchase agreement entered into 03/25/04; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by a $100,430,000 U.S. Treasury obligations, 3.63% due 07/15/09 with a market value at 08/31/04 of $102,001,702.
(q) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $239,856,000 U.S. Treasury obligations, 7.25 % to 7.50% due 05/15/16 to 11/15/16 with an aggregate market value at 08/31/04 of $306,001,095. The amount to be received upon repurchase by the Fund is $250,010,764.
(r) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost $1,750,122,925)  $1,750,122,925
---------------------------------------------
Repurchase agreements (cost
  $3,568,713,354)               3,568,713,354
=============================================
    Total investments (cost
      $5,318,836,279)           5,318,836,279
_____________________________________________
=============================================
Receivables for:
  Interest                          9,502,724
---------------------------------------------
  Amount due from advisor             109,984
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    313,122
---------------------------------------------
Other assets                          317,553
=============================================
    Total assets                5,329,079,662
_____________________________________________
=============================================


LIABILITIES:

Payables for:
  Amount due custodian                 14,514
---------------------------------------------
  Dividends                         5,426,996
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                  592,221
---------------------------------------------
Accrued distribution fees             550,166
---------------------------------------------
Accrued trustees' fees                  8,786
---------------------------------------------
Accrued transfer agent fees           186,297
---------------------------------------------
Accrued operating expenses            113,171
=============================================
    Total liabilities               6,892,151
=============================================
Net assets applicable to
  shares outstanding           $5,322,187,511
_____________________________________________
=============================================


NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $5,321,642,618
---------------------------------------------
  Undistributed net
    investment income                 544,893
=============================================
                               $5,322,187,511
_____________________________________________
=============================================


NET ASSETS:

Institutional Class            $2,564,539,738
_____________________________________________
=============================================
Private Investment Class       $  808,852,218
_____________________________________________
=============================================
Personal Investment Class      $  304,225,090
_____________________________________________
=============================================
Cash Management Class          $1,226,797,404
_____________________________________________
=============================================
Reserve Class                  $   79,975,226
_____________________________________________
=============================================
Resource Class                 $  337,797,835
_____________________________________________
=============================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
SHARE, UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class             2,564,207,625
_____________________________________________
=============================================
Private Investment Class          808,848,932
_____________________________________________
=============================================
Personal Investment Class         304,184,112
_____________________________________________
=============================================
Cash Management Class           1,226,654,308
_____________________________________________
=============================================
Reserve Class                      79,954,798
_____________________________________________
=============================================
Resource Class                    337,782,399
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $   76,356,332
============================================================================

EXPENSES:

Advisory fees                                                     10,684,630
----------------------------------------------------------------------------
Administrative services fees                                         713,693
----------------------------------------------------------------------------
Custodian fees                                                       328,158
----------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         5,359,303
----------------------------------------------------------------------------
  Personal Investment Class                                        2,163,328
----------------------------------------------------------------------------
  Cash Management Class                                            1,555,225
----------------------------------------------------------------------------
  Reserve Class                                                    1,058,777
----------------------------------------------------------------------------
  Resource Class                                                   1,059,356
----------------------------------------------------------------------------
Transfer agent fees                                                1,215,202
----------------------------------------------------------------------------
Trustees' fees and retirement benefits                               125,207
----------------------------------------------------------------------------
Other                                                                572,397
============================================================================
    Total expenses                                                24,835,276
============================================================================
Less: Fees waived and expenses reimbursed                         (8,482,353)
============================================================================
    Net expenses                                                  16,352,923
============================================================================
Net investment income                                             60,003,409
============================================================================
Net realized gain from investment securities                         320,827
============================================================================
Net increase in net assets resulting from operations          $   60,324,236
____________________________________________________________________________
============================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    60,003,409    $   94,257,076
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 320,827           (43,670)
===============================================================================================
    Net increase in net assets resulting from operations           60,324,236        94,213,406
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (34,036,819)      (53,855,705)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         (7,021,428)       (8,247,767)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,183,230)       (2,170,180)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (13,516,610)      (24,974,807)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (89,055)         (585,958)
-----------------------------------------------------------------------------------------------
  Resource Class                                                   (4,156,267)       (4,422,659)
===============================================================================================
    Total distributions from net investment income                (60,003,409)      (94,257,076)
_______________________________________________________________________________________________
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                (563,407)               --
-----------------------------------------------------------------------------------------------
  Private Investment Class                                           (137,175)               --
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                           (40,165)               --
-----------------------------------------------------------------------------------------------
  Cash Management Class                                              (202,484)               --
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (12,694)               --
-----------------------------------------------------------------------------------------------
  Resource Class                                                      (94,047)               --
===============================================================================================
    Total distributions from net realized gains                    (1,049,972)               --
===============================================================================================
    Decrease in net assets resulting from distributions           (61,053,381)      (94,257,076)
===============================================================================================
Share transactions-net:
  Institutional Class                                          (1,802,441,527)      122,366,033
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (291,912,775)      428,410,320
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (20,385,788)      (31,965,903)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                        (1,033,020,812)       36,570,357
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (39,676,754)      (43,158,808)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (286,188,291)      174,544,616
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (3,473,625,947)      686,766,615
===============================================================================================
    Net increase (decrease) in net assets                      (3,474,355,092)      686,722,945
===============================================================================================

NET ASSETS:

  Beginning of year                                             8,796,542,603     8,109,819,658
===============================================================================================
  End of year (including undistributed net investment income of $544,893
    and $(10,417) for 2004 and 2003, respectively)            $ 5,322,187,511    $8,796,542,603
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

    The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchanges Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $5,089,401.

    For the period ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $1,021 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses, along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $713,693 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $1,083,629 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $3,215,582, $1,586,441, $1,244,180, $910,370 and $847,485,
respectively, after FMC waived Plan fees of $2,143,721, $576,887, $311,045, $148,407 and $211,871, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $23,294 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $61,053,381    $94,257,076
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
----------------------------------------------------------------------------
Undistributed ordinary income                                 $    1,030,358
----------------------------------------------------------------------------
Temporary book/tax differences                                      (485,465)
----------------------------------------------------------------------------
Shares of beneficial interest                                  5,321,642,618
============================================================================
    Total net assets                                          $5,322,187,511
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $65,655 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has no capital loss carryforward as of August 31, 2004.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications on August 31, 2004, undistributed net investment income was increased by $555,310 and undistributed net realized gain (loss) was decreased by $555,310. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                     CHANGES IN SHARES OUTSTANDING(A)
----------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2004                                   2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            12,789,618,836    $ 12,789,618,836     22,078,148,739    $ 22,078,148,739
----------------------------------------------------------------------------------------------------------
  Private Investment Class        7,915,597,248       7,915,597,248      8,283,376,861       8,283,376,861
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       2,827,514,295       2,827,514,295      2,809,310,264       2,809,310,264
----------------------------------------------------------------------------------------------------------
  Cash Management Class          15,573,507,431      15,573,507,431     26,327,078,343      26,327,078,343
----------------------------------------------------------------------------------------------------------
  Reserve Class                     920,635,114         920,635,114      3,109,360,020       3,109,360,020
----------------------------------------------------------------------------------------------------------
  Resource Class                  2,257,013,791       2,257,013,791      5,071,580,037       5,071,580,037
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 8,729,508           8,729,508         10,625,207          10,625,207
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,214,771           1,214,771          1,956,880           1,956,880
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             940,811             940,811          2,229,318           2,229,318
----------------------------------------------------------------------------------------------------------
  Cash Management Class               5,160,853           5,160,853          9,377,601           9,377,601
----------------------------------------------------------------------------------------------------------
  Reserve Class                          81,991              81,991            612,102             612,102
----------------------------------------------------------------------------------------------------------
  Resource Class                      2,029,641           2,029,641          3,097,640           3,097,640
==========================================================================================================
Reacquired:
  Institutional Class           (14,600,789,871)    (14,600,789,871)   (21,966,407,913)    (21,966,407,913)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (8,208,724,794)     (8,208,724,794)    (7,856,923,421)     (7,856,923,421)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (2,848,840,894)     (2,848,840,894)    (2,843,505,485)     (2,843,505,485)
----------------------------------------------------------------------------------------------------------
  Cash Management Class         (16,611,689,096)    (16,611,689,096)   (26,299,885,587)    (26,299,885,587)
----------------------------------------------------------------------------------------------------------
  Reserve Class                    (960,393,859)       (960,393,859)    (3,153,130,930)     (3,153,130,930)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (2,545,231,723)     (2,545,231,723)    (4,900,133,061)     (4,900,133,061)
==========================================================================================================
                                 (3,473,625,947)   $ (3,473,625,947)       686,766,615    $    686,766,615
__________________________________________________________________________________________________________
==========================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 30.83% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund. AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                    INSTITUTIONAL CLASS
                                         -------------------------------------------------------------------------
                                                                   YEAR ENDED AUGUST 31,
                                         -------------------------------------------------------------------------
                                            2004              2003            2002            2001         2000
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $     1.00        $     1.00      $     1.00      $     1.00   $     1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.01              0.01            0.02            0.05         0.06
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)             0.00             (0.00)           0.00            0.00         0.00
==================================================================================================================
    Total from investment operations           0.01              0.01            0.02            0.05         0.06
==================================================================================================================
Less distributions:
  Dividends from net investment income        (0.01)            (0.01)          (0.02)          (0.05)       (0.06)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains       (0.00)               --              --              --           --
==================================================================================================================
    Total distributions                       (0.01)            (0.01)          (0.02)          (0.05)       (0.06)
==================================================================================================================
Net asset value, end of period           $     1.00        $     1.00      $     1.00      $     1.00   $     1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                0.98%             1.28%           2.07%           5.37%        5.83%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $2,564,540        $4,367,382      $4,245,044      $3,782,581   $3,005,442
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    reimbursements                             0.12%(b)          0.11%           0.10%           0.10%        0.10%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    reimbursements                             0.19%(b)          0.19%           0.15%           0.10%        0.10%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to
  average net assets                           0.95%(b)          1.27%           2.02%           5.12%        5.66%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $3,572,001,950.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  CASH MANAGEMENT CLASS
                                         -----------------------------------------------------------------------
                                                                  YEAR ENDED AUGUST 31,
                                         -----------------------------------------------------------------------
                                            2004              2003            2002            2001        2000
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $     1.00        $     1.00      $     1.00      $     1.00   $   1.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.01              0.01            0.02            0.05       0.06
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)             0.00             (0.00)           0.00            0.00       0.00
================================================================================================================
    Total from investment operations           0.01              0.01            0.02            0.05       0.06
================================================================================================================
Less distributions:
  Dividends from net investment income        (0.01)            (0.01)          (0.02)          (0.05)     (0.06)
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains       (0.00)               --              --              --         --
================================================================================================================
    Total distributions                       (0.01)            (0.01)          (0.02)          (0.05)     (0.06)
================================================================================================================
Net asset value, end of period           $     1.00        $     1.00      $     1.00      $     1.00   $   1.00
________________________________________________________________________________________________________________
================================================================================================================
Total return(a)                                0.90%             1.20%           1.99%           5.28%      5.75%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $1,226,797        $2,259,951      $2,223,385      $1,155,373   $780,425
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    reimbursements                             0.20%(b)          0.19%           0.18%           0.18%      0.18%
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    reimbursements                             0.29%(b)          0.29%           0.25%           0.20%      0.20%
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income to
  average net assets                           0.87%(b)          1.19%           1.94%           5.04%      5.58%
________________________________________________________________________________________________________________
================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,555,225,138.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  PERSONAL INVESTMENT CLASS
                                               ---------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                               ---------------------------------------------------------------
                                                 2004            2003          2002          2001       2000
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   1.00        $   1.00      $   1.00      $   1.00   $   1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.004            0.01          0.02          0.05       0.05
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.000           (0.00)         0.00          0.00       0.00
==============================================================================================================
    Total from investment operations              0.004            0.01          0.02          0.05       0.05
==============================================================================================================
Less distributions:
  Dividends from net investment income           (0.004)          (0.01)        (0.02)        (0.05)     (0.05)
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          (0.000)             --            --            --         --
==============================================================================================================
    Total distributions                          (0.004)          (0.01)        (0.02)        (0.05)     (0.05)
==============================================================================================================
Net asset value, end of period                 $   1.00        $   1.00      $   1.00      $   1.00   $   1.00
______________________________________________________________________________________________________________
==============================================================================================================
Total return(a)                                    0.42%           0.73%         1.56%         4.84%      5.31%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $304,225        $324,638      $356,606      $307,841   $285,688
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements           0.67%(b)        0.65%         0.60%         0.60%      0.60%
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements        0.94%(b)        0.94%         0.90%         0.85%      0.85%
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of net investment income to average net
  assets                                           0.40%(b)        0.73%         1.52%         4.62%      5.16%
______________________________________________________________________________________________________________
==============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $288,443,713.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                    PRIVATE INVESTMENT CLASS
                                              --------------------------------------------------------------------
                                                                     YEAR ENDED AUGUST 31,
                                              --------------------------------------------------------------------
                                                2004             2003           2002          2001          2000
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   1.00        $     1.00      $   1.00      $   1.00      $   1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.01              0.01          0.02          0.05          0.05
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.00             (0.00)         0.00          0.00          0.00
==================================================================================================================
    Total from investment operations              0.01              0.01          0.02          0.05          0.05
==================================================================================================================
Less distributions:
  Dividends from net investment income           (0.01)            (0.01)        (0.02)        (0.05)        (0.05)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          (0.00)               --            --            --            --
==================================================================================================================
    Total distributions                          (0.01)            (0.01)        (0.02)        (0.05)        (0.05)
==================================================================================================================
Net asset value, end of period                $   1.00        $     1.00      $   1.00      $   1.00      $   1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                   0.68%             0.98%         1.77%         5.05%         5.52%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $808,852        $1,100,857      $672,455      $608,022      $616,988
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements          0.42%(b)          0.41%         0.40%         0.40%         0.40%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements       0.69%(b)          0.69%         0.65%         0.60%         0.60%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to average
  net assets                                      0.65%(b)          0.97%         1.72%         4.82%         5.36%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,071,860,655.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                        RESERVE CLASS
                                               ---------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                               ---------------------------------------------------------------
                                                2004          2003          2002          2001          2000
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  1.00      $   1.00      $   1.00      $   1.00      $   1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.002         0.004          0.01          0.04          0.05
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.000        (0.000)         0.00          0.00          0.00
==============================================================================================================
    Total from investment operations             0.002         0.004          0.01          0.04          0.05
==============================================================================================================
Less distributions:
  Dividends from net investment income          (0.002)       (0.004)        (0.01)        (0.04)        (0.05)
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         (0.000)           --            --            --            --
==============================================================================================================
    Total distributions                         (0.002)       (0.004)        (0.01)        (0.04)        (0.05)
==============================================================================================================
Net asset value, end of period                 $  1.00      $   1.00      $   1.00      $   1.00      $   1.00
______________________________________________________________________________________________________________
==============================================================================================================
Total return(a)                                   0.11%         0.41%         1.26%         4.53%         4.99%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $79,975      $119,660      $162,819      $212,818      $140,886
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements          0.98%(b)      0.97%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements       1.19%(b)      1.19%         1.15%         1.10%         1.10%
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of net investment income to average net
  assets                                          0.09%(b)      0.41%         1.22%         4.32%         4.86%
______________________________________________________________________________________________________________
==============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $105,877,685.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                        RESOURCE CLASS
                                               ----------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                               ----------------------------------------------------------------
                                                 2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.01          0.01          0.02          0.05          0.06
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.00         (0.00)         0.00          0.00          0.00
===============================================================================================================
    Total from investment operations               0.01          0.01          0.02          0.05          0.06
===============================================================================================================
Less distributions:
  Dividends from net investment income            (0.01)        (0.01)        (0.02)        (0.05)        (0.06)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           (0.00)           --            --            --            --
===============================================================================================================
    Total distributions                           (0.01)        (0.01)        (0.02)        (0.05)        (0.06)
===============================================================================================================
Net asset value, end of period                 $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(a)                                    0.82%         1.12%         1.91%         5.20%         5.66%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $337,798      $624,053      $449,511      $369,204      $305,136
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements           0.28%(b)      0.27%         0.26%         0.26%         0.26%
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements        0.39%(b)      0.39%         0.35%         0.30%         0.30%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of net investment income to average net
  assets                                           0.79%(b)      1.11%         1.86%         4.96%         5.50%
_______________________________________________________________________________________________________________
===============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $529,677,804.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing


  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing


  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Treasury Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Treasury Portfolio ("Fund"), an investment portfolio of Short-Term Investments Trust ("Trust"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr. .........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D. ...........................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 31.36% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2004

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                                 RESOURCE CLASS

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

TRE-AR-5

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           Economic activity continued to expand throughout the
ROBERT H.           reporting period, according to Beige Books published by the
GRAHAM]             Federal Reserve during the fiscal year ended August 31,
                    2004. The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 7.4% in the third quarter of 2003, 4.2% in the fourth quarter, 4.5% in the first quarter of 2004 and 3.3% in the second quarter of 2004. The S&P
                    500--Registered Trademark--Index returned 11.45% during the fiscal year ended August 31, 2004. The unmanaged Standard &
                    Poor's Composite Index of 500 Stocks (the S&P
                    500--Registered Trademark--Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund is not managed to track the performance of any particular index, including the index defined in this report, and, consequently, the performance of the fund may deviate significantly from the performance of the index.

   The Federal Reserve (the Fed), which had left the federal funds rate at 1.00% since June 2003, increased the rate to 1.25% on June 30, 2004 and raised the rate again to 1.50% on August 10, 2004. "The stance of the monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity," the Fed said. The historically low interest rates--the federal funds rate of 1.00% was the lowest since 1958--held down yields in money market funds.

   According to the official White House Web site, 1.7 million jobs were created since August 2003. However, a slowdown in job growth led to declining consumer confidence in August, The Conference Board said. At the close of the fiscal year, the unemployment rate stood at 5.4%.

   Despite the overall strength in the economy, the Fed's July Beige Book reported slowing retail sales in most districts along with softer consumer spending and weak auto sales. Manufacturing firms across the United States continued to report increases in production and new home sales remained strong. The Fed also reported increases in both commercial and consumer borrowing, although the pace of growth in consumer borrowing was more moderate; and there was continued weakness in commercial construction.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2004, seven-day SEC and monthly yields for the Short-Term Investments Trust Treasury Portfolio's Resource Class were 1.15% and 1.10%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity
(WAM) remained in the 23- to 50-day range; at the close of the reporting period, the WAM stood at 28 days.


========================================
MATURITY DISTRIBUTION OF FUND HOLDINGS
In days, as of 8/31/04

1-7                              67.1%

8-30                              3.8

31-60                             5.6

61-90                            13.2

91-150                            6.6

151-210                           3.7

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 under the
Investment Company Act of 1940.
========================================

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                            --Registered Trademark--

                                                                     (continued)

The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Resource Class stood at $337.8 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

   The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. Fund shares are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other investment agency.

IN CONCLUSION

In a speech before the U.S. Senate Committee on Banking, Housing, and Urban Affairs on July 20, Federal Reserve Chairman Alan Greenspan said positive economic developments in 2004 have lent support to the view that the expansion is self-sustaining. "Not only has economic activity quickened," Greenspan said, "but the expansion has become more broad-based and has produced notable gains in employment." He added that the surge in energy prices has eroded household disposable income, which accounted for some of the softness in consumer spending. The "softness...should prove short-lived," Greenspan said.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman


================================================================================
       The views and opinions expressed in this letter are those of A I M
      Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security.
       Statements of fact are from sources considered reliable, but A I M
         Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INFORMATION ABOUT YOUR FUND'S EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004-August 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

==========================================================================================
                                                                      HYPOTHETICAL
                                           ACTUAL                  (5% ANNUAL RETURN
                                                                     BEFORE EXPENSES)

                BEGINNING         ENDING         EXPENSES       ENDING         EXPENSES
              ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING  ACCOUNT VALUE    PAID DURING
                (03/01/04)     (08/31/04)(1)     PERIOD(2)    (08/31/04)       PERIOD(2)

RESOURCE        $1,000.00        $1,004.30         $1.41       $1,023.73         $1.42

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2004 to August 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period March 1, 2004 to August 31,
2004 was 0.43% for Resource class shares.

(2) Expenses are equal to the Fund's annualized expense ratio (0.28% for Resource class shares) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
==========================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2004

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-32.89%

U.S. TREASURY BILLS-19.66%(a)

1.04%                                          10/14/04   $100,000   $   99,876,077
-----------------------------------------------------------------------------------
1.15%                                          10/21/04    200,000      199,679,861
-----------------------------------------------------------------------------------
1.28%                                          11/12/04    200,000      199,461,000
-----------------------------------------------------------------------------------
1.35%                                          11/18/04    150,000      149,539,475
-----------------------------------------------------------------------------------
1.40%                                          12/02/04    100,000       99,641,711
-----------------------------------------------------------------------------------
1.66%                                          01/20/05    100,000       99,349,833
-----------------------------------------------------------------------------------
1.67%                                          02/10/05    100,000       99,250,750
-----------------------------------------------------------------------------------
1.73%                                          02/17/05    100,000       99,186,453
===================================================================================
                                                                      1,045,985,160
===================================================================================

U.S. TREASURY NOTES-13.23%

1.88%                                          09/30/04    200,000      200,112,794
-----------------------------------------------------------------------------------
5.88%                                          11/15/04    250,000      252,416,612
-----------------------------------------------------------------------------------
7.88%                                          11/15/04    100,000      101,380,954
-----------------------------------------------------------------------------------
2.00%                                          11/30/04     50,000       50,069,247
-----------------------------------------------------------------------------------
1.75%                                          12/31/04    100,000      100,158,158
===================================================================================
                                                                        704,137,765
===================================================================================
    Total U.S. Treasury Securities (Cost
      $1,750,122,925)                                                 1,750,122,925
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,750,122,925)                               1,750,122,925
===================================================================================

REPURCHASE AGREEMENTS-67.05%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.55%(b)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.55%(c)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.55%(d)                                     09/01/04     68,713       68,713,354
-----------------------------------------------------------------------------------
  1.55%(e)                                     09/01/04    100,000      100,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.55%(f)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.55%(g)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

CIBC World Markets Corp.-New York Branch
  (Canada)
  1.55%(h)                                     09/01/04   $200,000   $  200,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.55%(i)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.55%(j)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.55%(k)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.55%(l)                                     09/01/04    200,000      200,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.55%(m)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.55%(n)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.56%(o)                                     09/01/04    250,000      250,000,000
-----------------------------------------------------------------------------------
  1.22%(p)                                     04/26/05    100,000      100,000,000
-----------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.55%(q)                                     09/01/04    250,000      250,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $3,568,713,354)                                                 3,568,713,354
===================================================================================
TOTAL INVESTMENTS-99.94% (Cost
  $5,318,836,279)(r)                                                  5,318,836,279
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.06%                                       3,351,232
===================================================================================
NET ASSETS-100.00%                                                   $5,322,187,511
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $289,098,000 U.S. Treasury obligations, 1.50% to 12.50% due 11/15/04 to 08/15/17 with an aggregate market value at 08/31/04 of $306,001,099. The amount to be received upon repurchase by the Fund is $250,010,764.
(c) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $300,012,917. Collateralized by $298,515,000 U.S. Treasury obligations, 2.38% to 7.25% due 07/31/06 to 08/15/28 with an aggregate market value at 08/31/04 of $306,000,750. The amount to be received upon repurchase by the Fund is $250,010,764.
(d) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,764. Collateralized by a $255,162,000 U.S. Treasury obligation, 1.88% due 12/31/05 with a market value at 08/31/04 of $255,000,984. The amount to be received upon repurchase by the Fund is $68,716,312.
(e) Repurchase agreement entered into 08/31/04 with an aggregate maturing value of $100,004,306. Collateralized by a $101,897,000 U.S. Treasury obligation, 1.63% due 01/31/05 with a market value at 08/31/04 of $102,000,821.
(f) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $201,315,000 U.S. Treasury obligations, 0% due 08/15/08 to 11/15/14 with an aggregate market value at 08/31/04 of $154,311,996.

(g) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,764. Collateralized by $252,983,000 U.S. Treasury obligations, 2.75% due 07/31/06 to 08/15/07 with a market value at 08/31/04 of
    $255,000,146.
(h) Repurchase agreement entered into 08/31/04 with a maturing value of $200,008,611. Collateralized by a $204,588,000 U.S. Treasury obligations, 1.88% due 01/31/06 with a market value at 08/31/04 of $204,000,727.
(i) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $300,819,000 U.S. Treasury obligations, 2.75% to 3.88% due 07/31/06 to 05/15/09 with an aggregate market value at 08/31/04 of $306,004,674. The amount to be received upon repurchase by the Fund is $250,010,764.
(j) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $422,279,000 U.S. Treasury obligations, 0% to 12.75% due 09/02/04 to 04/15/29 with a market value at 08/31/04 of $510,000,055.
(k) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $253,156,000 U.S. Treasury obligations, 3.13% to 11.75% due 05/15/07 to 02/15/23 with an aggregate market value at 08/31/04 of $306,000,823. The amount to be received upon repurchase by the Fund is $250,010,764.
(l) Repurchase agreement entered into 08/31/04 with a maturing value of $200,008,611. Collateralized by $196,584,000 U.S. Treasury obligations, 4.88% to 5.25% due 02/15/12 to 02/15/29 with a market value at 08/31/04 of
    $204,001,287.
(m) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $735,941,125 U.S. Treasury obligations, 0% to 8.75% due 02/15/16 to 11/15/26 with an aggregate market value at 08/31/04 of $306,000,297. The amount to be received upon repurchase by the Fund is $250,010,764.
(n) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,764. Collateralized by $239,014,000 U.S. Treasury obligations, 5.25% to 6.13% due 02/15/29 to 08/15/29 with a market value at 08/31/04 of
    $255,000,120.
(o) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,833. Collateralized by a $308,545,000 U.S. Treasury obligations, 11.75% due 11/15/14 with a market value at 08/31/04 of $255,003,196.
(p) Term repurchase agreement entered into 03/25/04; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by a $100,430,000 U.S. Treasury obligations, 3.63% due 07/15/09 with a market value at 08/31/04 of $102,001,702.
(q) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $239,856,000 U.S. Treasury obligations, 7.25 % to 7.50% due 05/15/16 to 11/15/16 with an aggregate market value at 08/31/04 of $306,001,095. The amount to be received upon repurchase by the Fund is $250,010,764.
(r) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

ASSETS:

Investments, excluding
  repurchase agreements, at
  value (cost $1,750,122,925)  $1,750,122,925
---------------------------------------------
Repurchase agreements (cost
  $3,568,713,354)               3,568,713,354
=============================================
    Total investments (cost
      $5,318,836,279)           5,318,836,279
_____________________________________________
=============================================
Receivables for:
  Interest                          9,502,724
---------------------------------------------
  Amount due from advisor             109,984
---------------------------------------------
Investment for trustee
  deferred compensation and
  retirement plans                    313,122
---------------------------------------------
Other assets                          317,553
=============================================
    Total assets                5,329,079,662
_____________________________________________
=============================================


LIABILITIES:

Payables for:
  Amount due custodian                 14,514
---------------------------------------------
  Dividends                         5,426,996
---------------------------------------------
  Trustee deferred
    compensation and
    retirement plans                  592,221
---------------------------------------------
Accrued distribution fees             550,166
---------------------------------------------
Accrued trustees' fees                  8,786
---------------------------------------------
Accrued transfer agent fees           186,297
---------------------------------------------
Accrued operating expenses            113,171
=============================================
    Total liabilities               6,892,151
=============================================
Net assets applicable to
  shares outstanding           $5,322,187,511
_____________________________________________
=============================================


NET ASSETS CONSIST OF:

  Shares of beneficial
    interest                   $5,321,642,618
---------------------------------------------
  Undistributed net
    investment income                 544,893
=============================================
                               $5,322,187,511
_____________________________________________
=============================================


NET ASSETS:

Institutional Class            $2,564,539,738
_____________________________________________
=============================================
Private Investment Class       $  808,852,218
_____________________________________________
=============================================
Personal Investment Class      $  304,225,090
_____________________________________________
=============================================
Cash Management Class          $1,226,797,404
_____________________________________________
=============================================
Reserve Class                  $   79,975,226
_____________________________________________
=============================================
Resource Class                 $  337,797,835
_____________________________________________
=============================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
SHARE, UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class             2,564,207,625
_____________________________________________
=============================================
Private Investment Class          808,848,932
_____________________________________________
=============================================
Personal Investment Class         304,184,112
_____________________________________________
=============================================
Cash Management Class           1,226,654,308
_____________________________________________
=============================================
Reserve Class                      79,954,798
_____________________________________________
=============================================
Resource Class                    337,782,399
_____________________________________________
=============================================
Net asset value, offering and
  redemption price per share
  for each class               $         1.00
_____________________________________________
=============================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2004

INVESTMENT INCOME:

Interest                                                      $   76,356,332
============================================================================

EXPENSES:

Advisory fees                                                     10,684,630
----------------------------------------------------------------------------
Administrative services fees                                         713,693
----------------------------------------------------------------------------
Custodian fees                                                       328,158
----------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         5,359,303
----------------------------------------------------------------------------
  Personal Investment Class                                        2,163,328
----------------------------------------------------------------------------
  Cash Management Class                                            1,555,225
----------------------------------------------------------------------------
  Reserve Class                                                    1,058,777
----------------------------------------------------------------------------
  Resource Class                                                   1,059,356
----------------------------------------------------------------------------
Transfer agent fees                                                1,215,202
----------------------------------------------------------------------------
Trustees' fees and retirement benefits                               125,207
----------------------------------------------------------------------------
Other                                                                572,397
============================================================================
    Total expenses                                                24,835,276
============================================================================
Less: Fees waived and expenses reimbursed                         (8,482,353)
============================================================================
    Net expenses                                                  16,352,923
============================================================================
Net investment income                                             60,003,409
============================================================================
Net realized gain from investment securities                         320,827
============================================================================
Net increase in net assets resulting from operations          $   60,324,236
____________________________________________________________________________
============================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2004 and 2003

                                                                   2004               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    60,003,409    $   94,257,076
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 320,827           (43,670)
===============================================================================================
    Net increase in net assets resulting from operations           60,324,236        94,213,406
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (34,036,819)      (53,855,705)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         (7,021,428)       (8,247,767)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (1,183,230)       (2,170,180)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (13,516,610)      (24,974,807)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (89,055)         (585,958)
-----------------------------------------------------------------------------------------------
  Resource Class                                                   (4,156,267)       (4,422,659)
===============================================================================================
    Total distributions from net investment income                (60,003,409)      (94,257,076)
_______________________________________________________________________________________________
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                (563,407)               --
-----------------------------------------------------------------------------------------------
  Private Investment Class                                           (137,175)               --
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                           (40,165)               --
-----------------------------------------------------------------------------------------------
  Cash Management Class                                              (202,484)               --
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (12,694)               --
-----------------------------------------------------------------------------------------------
  Resource Class                                                      (94,047)               --
===============================================================================================
    Total distributions from net realized gains                    (1,049,972)               --
===============================================================================================
    Decrease in net assets resulting from distributions           (61,053,381)      (94,257,076)
===============================================================================================
Share transactions-net:
  Institutional Class                                          (1,802,441,527)      122,366,033
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (291,912,775)      428,410,320
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (20,385,788)      (31,965,903)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                        (1,033,020,812)       36,570,357
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   (39,676,754)      (43,158,808)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (286,188,291)      174,544,616
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (3,473,625,947)      686,766,615
===============================================================================================
    Net increase (decrease) in net assets                      (3,474,355,092)      686,722,945
===============================================================================================

NET ASSETS:

  Beginning of year                                             8,796,542,603     8,109,819,658
===============================================================================================
  End of year (including undistributed net investment income of $544,893
    and $(10,417) for 2004 and 2003, respectively)            $ 5,322,187,511    $8,796,542,603
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

    The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchanges Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $5,089,401.

    For the period ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $1,021 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses, along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $713,693 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $1,083,629 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $3,215,582, $1,586,441, $1,244,180, $910,370 and $847,485,
respectively, after FMC waived Plan fees of $2,143,721, $576,887, $311,045, $148,407 and $211,871, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2004, the Fund paid legal fees of $23,294 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $61,053,381    $94,257,076
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
----------------------------------------------------------------------------
Undistributed ordinary income                                 $    1,030,358
----------------------------------------------------------------------------
Temporary book/tax differences                                      (485,465)
----------------------------------------------------------------------------
Shares of beneficial interest                                  5,321,642,618
============================================================================
    Total net assets                                          $5,322,187,511
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $65,655 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has no capital loss carryforward as of August 31, 2004.

NOTE 6--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications on August 31, 2004, undistributed net investment income was increased by $555,310 and undistributed net realized gain (loss) was decreased by $555,310. This reclassification had no effect on the net assets of the Fund.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                     CHANGES IN SHARES OUTSTANDING(A)
----------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2004                                   2003
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            12,789,618,836    $ 12,789,618,836     22,078,148,739    $ 22,078,148,739
----------------------------------------------------------------------------------------------------------
  Private Investment Class        7,915,597,248       7,915,597,248      8,283,376,861       8,283,376,861
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       2,827,514,295       2,827,514,295      2,809,310,264       2,809,310,264
----------------------------------------------------------------------------------------------------------
  Cash Management Class          15,573,507,431      15,573,507,431     26,327,078,343      26,327,078,343
----------------------------------------------------------------------------------------------------------
  Reserve Class                     920,635,114         920,635,114      3,109,360,020       3,109,360,020
----------------------------------------------------------------------------------------------------------
  Resource Class                  2,257,013,791       2,257,013,791      5,071,580,037       5,071,580,037
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 8,729,508           8,729,508         10,625,207          10,625,207
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,214,771           1,214,771          1,956,880           1,956,880
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             940,811             940,811          2,229,318           2,229,318
----------------------------------------------------------------------------------------------------------
  Cash Management Class               5,160,853           5,160,853          9,377,601           9,377,601
----------------------------------------------------------------------------------------------------------
  Reserve Class                          81,991              81,991            612,102             612,102
----------------------------------------------------------------------------------------------------------
  Resource Class                      2,029,641           2,029,641          3,097,640           3,097,640
==========================================================================================================
Reacquired:
  Institutional Class           (14,600,789,871)    (14,600,789,871)   (21,966,407,913)    (21,966,407,913)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (8,208,724,794)     (8,208,724,794)    (7,856,923,421)     (7,856,923,421)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (2,848,840,894)     (2,848,840,894)    (2,843,505,485)     (2,843,505,485)
----------------------------------------------------------------------------------------------------------
  Cash Management Class         (16,611,689,096)    (16,611,689,096)   (26,299,885,587)    (26,299,885,587)
----------------------------------------------------------------------------------------------------------
  Reserve Class                    (960,393,859)       (960,393,859)    (3,153,130,930)     (3,153,130,930)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (2,545,231,723)     (2,545,231,723)    (4,900,133,061)     (4,900,133,061)
==========================================================================================================
                                 (3,473,625,947)   $ (3,473,625,947)       686,766,615    $    686,766,615
__________________________________________________________________________________________________________
==========================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 30.83% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund. AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                    INSTITUTIONAL CLASS
                                         -------------------------------------------------------------------------
                                                                   YEAR ENDED AUGUST 31,
                                         -------------------------------------------------------------------------
                                            2004              2003            2002            2001         2000
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $     1.00        $     1.00      $     1.00      $     1.00   $     1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.01              0.01            0.02            0.05         0.06
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)             0.00             (0.00)           0.00            0.00         0.00
==================================================================================================================
    Total from investment operations           0.01              0.01            0.02            0.05         0.06
==================================================================================================================
Less distributions:
  Dividends from net investment income        (0.01)            (0.01)          (0.02)          (0.05)       (0.06)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains       (0.00)               --              --              --           --
==================================================================================================================
    Total distributions                       (0.01)            (0.01)          (0.02)          (0.05)       (0.06)
==================================================================================================================
Net asset value, end of period           $     1.00        $     1.00      $     1.00      $     1.00   $     1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                0.98%             1.28%           2.07%           5.37%        5.83%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $2,564,540        $4,367,382      $4,245,044      $3,782,581   $3,005,442
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    reimbursements                             0.12%(b)          0.11%           0.10%           0.10%        0.10%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    reimbursements                             0.19%(b)          0.19%           0.15%           0.10%        0.10%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to
  average net assets                           0.95%(b)          1.27%           2.02%           5.12%        5.66%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $3,572,001,950.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  CASH MANAGEMENT CLASS
                                         -----------------------------------------------------------------------
                                                                  YEAR ENDED AUGUST 31,
                                         -----------------------------------------------------------------------
                                            2004              2003            2002            2001        2000
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $     1.00        $     1.00      $     1.00      $     1.00   $   1.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.01              0.01            0.02            0.05       0.06
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)             0.00             (0.00)           0.00            0.00       0.00
================================================================================================================
    Total from investment operations           0.01              0.01            0.02            0.05       0.06
================================================================================================================
Less distributions:
  Dividends from net investment income        (0.01)            (0.01)          (0.02)          (0.05)     (0.06)
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains       (0.00)               --              --              --         --
================================================================================================================
    Total distributions                       (0.01)            (0.01)          (0.02)          (0.05)     (0.06)
================================================================================================================
Net asset value, end of period           $     1.00        $     1.00      $     1.00      $     1.00   $   1.00
________________________________________________________________________________________________________________
================================================================================================================
Total return(a)                                0.90%             1.20%           1.99%           5.28%      5.75%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $1,226,797        $2,259,951      $2,223,385      $1,155,373   $780,425
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    reimbursements                             0.20%(b)          0.19%           0.18%           0.18%      0.18%
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    reimbursements                             0.29%(b)          0.29%           0.25%           0.20%      0.20%
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income to
  average net assets                           0.87%(b)          1.19%           1.94%           5.04%      5.58%
________________________________________________________________________________________________________________
================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,555,225,138.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  PERSONAL INVESTMENT CLASS
                                               ---------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                               ---------------------------------------------------------------
                                                 2004            2003          2002          2001       2000
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   1.00        $   1.00      $   1.00      $   1.00   $   1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.004            0.01          0.02          0.05       0.05
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.000           (0.00)         0.00          0.00       0.00
==============================================================================================================
    Total from investment operations              0.004            0.01          0.02          0.05       0.05
==============================================================================================================
Less distributions:
  Dividends from net investment income           (0.004)          (0.01)        (0.02)        (0.05)     (0.05)
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          (0.000)             --            --            --         --
==============================================================================================================
    Total distributions                          (0.004)          (0.01)        (0.02)        (0.05)     (0.05)
==============================================================================================================
Net asset value, end of period                 $   1.00        $   1.00      $   1.00      $   1.00   $   1.00
______________________________________________________________________________________________________________
==============================================================================================================
Total return(a)                                    0.42%           0.73%         1.56%         4.84%      5.31%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $304,225        $324,638      $356,606      $307,841   $285,688
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements           0.67%(b)        0.65%         0.60%         0.60%      0.60%
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements        0.94%(b)        0.94%         0.90%         0.85%      0.85%
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of net investment income to average net
  assets                                           0.40%(b)        0.73%         1.52%         4.62%      5.16%
______________________________________________________________________________________________________________
==============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $288,443,713.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                    PRIVATE INVESTMENT CLASS
                                              --------------------------------------------------------------------
                                                                     YEAR ENDED AUGUST 31,
                                              --------------------------------------------------------------------
                                                2004             2003           2002          2001          2000
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   1.00        $     1.00      $   1.00      $   1.00      $   1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.01              0.01          0.02          0.05          0.05
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.00             (0.00)         0.00          0.00          0.00
==================================================================================================================
    Total from investment operations              0.01              0.01          0.02          0.05          0.05
==================================================================================================================
Less distributions:
  Dividends from net investment income           (0.01)            (0.01)        (0.02)        (0.05)        (0.05)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          (0.00)               --            --            --            --
==================================================================================================================
    Total distributions                          (0.01)            (0.01)        (0.02)        (0.05)        (0.05)
==================================================================================================================
Net asset value, end of period                $   1.00        $     1.00      $   1.00      $   1.00      $   1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                   0.68%             0.98%         1.77%         5.05%         5.52%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $808,852        $1,100,857      $672,455      $608,022      $616,988
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements          0.42%(b)          0.41%         0.40%         0.40%         0.40%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements       0.69%(b)          0.69%         0.65%         0.60%         0.60%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to average
  net assets                                      0.65%(b)          0.97%         1.72%         4.82%         5.36%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,071,860,655.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                        RESERVE CLASS
                                               ---------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                               ---------------------------------------------------------------
                                                2004          2003          2002          2001          2000
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  1.00      $   1.00      $   1.00      $   1.00      $   1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.002         0.004          0.01          0.04          0.05
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.000        (0.000)         0.00          0.00          0.00
==============================================================================================================
    Total from investment operations             0.002         0.004          0.01          0.04          0.05
==============================================================================================================
Less distributions:
  Dividends from net investment income          (0.002)       (0.004)        (0.01)        (0.04)        (0.05)
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         (0.000)           --            --            --            --
==============================================================================================================
    Total distributions                         (0.002)       (0.004)        (0.01)        (0.04)        (0.05)
==============================================================================================================
Net asset value, end of period                 $  1.00      $   1.00      $   1.00      $   1.00      $   1.00
______________________________________________________________________________________________________________
==============================================================================================================
Total return(a)                                   0.11%         0.41%         1.26%         4.53%         4.99%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $79,975      $119,660      $162,819      $212,818      $140,886
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements          0.98%(b)      0.97%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements       1.19%(b)      1.19%         1.15%         1.10%         1.10%
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of net investment income to average net
  assets                                          0.09%(b)      0.41%         1.22%         4.32%         4.86%
______________________________________________________________________________________________________________
==============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $105,877,685.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                        RESOURCE CLASS
                                               ----------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                               ----------------------------------------------------------------
                                                 2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.01          0.01          0.02          0.05          0.06
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.00         (0.00)         0.00          0.00          0.00
===============================================================================================================
    Total from investment operations               0.01          0.01          0.02          0.05          0.06
===============================================================================================================
Less distributions:
  Dividends from net investment income            (0.01)        (0.01)        (0.02)        (0.05)        (0.06)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           (0.00)           --            --            --            --
===============================================================================================================
    Total distributions                           (0.01)        (0.01)        (0.02)        (0.05)        (0.06)
===============================================================================================================
Net asset value, end of period                 $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(a)                                    0.82%         1.12%         1.91%         5.20%         5.66%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $337,798      $624,053      $449,511      $369,204      $305,136
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements           0.28%(b)      0.27%         0.26%         0.26%         0.26%
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements        0.39%(b)      0.39%         0.35%         0.30%         0.30%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of net investment income to average net
  assets                                           0.79%(b)      1.11%         1.86%         4.96%         5.50%
_______________________________________________________________________________________________________________
===============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $529,677,804.

NOTE 9--LEGAL PROCEEDINGS

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing


  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM


  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing


  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

    We have audited the accompanying statements of assets and liabilities of Treasury Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Treasury Portfolio ("Fund"), an investment portfolio of Short-Term Investments Trust ("Trust"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matter were as follows:

                                                                        WITHHOLDING
      TRUSTEES/MATTER                                  VOTES FOR         AUTHORITY
-----------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  3,808,521,977      501,017,273
      Frank S. Bayley..............................  3,808,203,750      501,335,500
      James T. Bunch...............................  3,808,053,727      501,485,523
      Bruce L. Crockett............................  3,808,672,000      500,867,250
      Albert R. Dowden.............................  3,807,813,445      501,725,805
      Edward K. Dunn, Jr. .........................  3,808,662,331      500,876,919
      Jack M. Fields...............................  3,808,672,000      500,867,250
      Carl Frischling..............................  3,808,203,750      501,335,500
      Robert H. Graham.............................  3,808,672,000      500,867,250
      Gerald J. Lewis..............................  3,807,185,503      502,353,747
      Prema Mathai-Davis...........................  3,808,163,716      501,375,534
      Lewis F. Pennock.............................  3,808,186,102      501,353,148
      Ruth H. Quigley..............................  3,808,662,331      500,876,919
      Louis S. Sklar...............................  3,808,672,000      500,867,250
      Larry Soll, Ph.D. ...........................  3,808,504,329      501,034,921
      Mark H. Williamson...........................  3,808,672,000      500,867,250

* Proposal required approval by a combined vote of all the portfolios of Short-Term Investments Trust.

TRUSTEES AND OFFICERS

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                              OTHER DIRECTORSHIP(S)
TRUST                              SINCE            DURING PAST 5 YEARS                                  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.   None
  Trustee and President                             (financial services holding company); Director and
                                                    Vice Chairman, AMVESCAP PLC and Chairman, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director and Chairman, A I M
                                                    Capital Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc. (registered
                                                    broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
-------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer,     None
  Trustee and Executive Vice                        A I M Management Group Inc. (financial services
  President                                         holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc. (registered transfer agent), Fund
                                                    Management Company (registered broker dealer) and
                                                    INVESCO Distributors, Inc. (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc.;
                                                    President and Chief Executive Officer, INVESCO
                                                    Distributors, Inc.; Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products; Chairman and
                                                    Chief Executive Officer of NationsBanc Advisors,
                                                    Inc.; and Chairman of NationsBanc Investments,
                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936             2003             Retired                                              None
  Trustee
                                                    Formerly: President and Chief Executive Officer,
                                                    AMC Cancer Research Center; and Chairman and Chief
                                                    Executive Officer, First Columbia Financial
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Retired                                              Badgley Funds, Inc.
  Trustee                                                                                                (registered investment
                                                    Formerly: Partner, law firm of Baker & McKenzie      company)
-------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942           2003             Co-President and Founder, Green, Manning & Bunch     None
  Trustee                                           Ltd., (investment banking firm); and Director,
                                                    Policy Studies, Inc. and Van Gilder Insurance
                                                    Corporation
-------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett(3) -- 1944     1993             Chairman, Crockett Technology Associates             ACE Limited (insurance
  Trustee and Chair                                 (technology consulting company)                      company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private           Cortland Trust, Inc.
  Trustee                                           business corporations, including the Boss Group      (Chairman) (registered
                                                    Ltd. (private investment and management) and         investment company);
                                                    Magellan Insurance Company                           Annuity and Life Re
                                                                                                         (Holdings), Ltd.
                                                    Formerly: Director, President and Chief Executive    (insurance company)
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Retired                                              None
  Trustee
                                                    Formerly: Chairman, Mercantile Mortgage Corp.;
                                                    President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century        Administaff, and
  Trustee                                           Group, Inc. (government affairs company) and         Discovery Global
                                                    Texana Timber LP (sustainable forestry company)      Education Fund (non-
                                                                                                         profit)
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

As of May 31, 2004

The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
  Trustee                                              Naftalis and Frankel LLP                   (registered investment
                                                                                                  company)
------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis -- 1933           2003               Chairman, Lawsuit Resolution Services      General Chemical
  Trustee                                              (California)                               Group, Inc.
                                                       Formerly: Associate Justice of the
                                                       California Court of Appeals
------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA    None
  Trustee                                              of the USA
------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper      None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development      None
  Trustee                                              and Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------
  Larry Soll -- 1942                2003               Retired                                    None
  Trustee
------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome -- 1956           2003               Director, Senior Vice President,           N/A
  Senior Vice President,                               Secretary and General Counsel, A I M
  Secretary and Chief Legal                            Management Group Inc. (financial
  Officer                                              services holding company) and A I M
                                                       Advisors, Inc.; Director and Vice
                                                       President, INVESCO Distributors, Inc.;
                                                       Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.;
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------
  Lisa O. Brinkley(4) -- 1959       2004               Senior Vice President, A I M Management    N/A
  Senior Vice President and Chief                      Group Inc. (financial services holding
  Compliance Officer                                   company) and A I M Advisors, Inc.; and
                                                       Vice President, A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.
                                                       Formerly: Senior Vice President and
                                                       Compliance Director, Delaware
                                                       Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Director of Money    N/A
  Vice President                                       Market Research and Special Projects,
                                                       A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox(5) -- 1943        1992               Vice President and Chief Compliance        N/A
  Vice President                                       Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------
  Sidney M. Dilgren -- 1961         2004               Vice President and Fund Treasurer, A I M   N/A
  Vice President and Treasurer                         Advisors, Inc.
                                                       Formerly: Senior Vice President, AIM
                                                       Investment Services, Inc.; and Vice
                                                       President, A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Director of Cash Management, Managing      N/A
  Vice President                                       Director and Chief Cash Management
                                                       Officer, A I M Capital Management, Inc;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen -- 1940           2002               Director and Executive Vice President,     N/A
  Vice President                                       A I M Management Group, Inc., Director
                                                       and Senior Vice President, A I M
                                                       Advisors, Inc., and Director, Chairman,
                                                       President, Director of Investments,
                                                       Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
(5) Mr. Cox resigned from the Trust effective September 17, 2004.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND      INVESTMENT ADVISOR       DISTRIBUTOR           AUDITORS
11 Greenway Plaza       A I M Advisors, Inc.     Fund Management       Tait, Weller & Baker
Suite 100               11 Greenway Plaza        Company               1818 Market Street,
Houston, TX 77046-1173  Suite 100                11 Greenway Plaza     Suite 2400
                        Houston, TX 77046-1173   Suite 100             Philadelphia, PA
                                                 Houston, TX           19103-3659
                                                 77046-1173
COUNSEL TO THE FUND     COUNSEL TO THE TRUSTEES  TRANSFER AGENT        CUSTODIAN
Ballard Spahr           Kramer, Levin, Naftalis  AIM Investment        The Bank of New York
Andrews & Ingersoll,    & Frankel LLP            Services, Inc.        2 Hanson Place
LLP                     919 Third Avenue         P.O. Box 4739         Brooklyn, NY
1735 Market Street      New York, NY 10022-3852  Houston, TX           11217-1431
Philadelphia, PA 19103-7599                      77210-4739

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2004, 0% is eligible for the dividends received deduction for corporations.
For its tax year ended August 31, 2004, the Fund designated 0%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 31.36% was derived from U.S. Treasury
Obligations.

ITEM 2. CODE OF ETHICS.

        As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        The Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Prema Mathai-Davis. Dr. Mathai-Davis is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY TWB RELATED TO THE REGISTRANT

         TWB billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                                  Percentage of Fees
                                                  Billed Applicable                            Percentage of Fees
                                                     to Non-Audit                             Billed Applicable to
                                                  Services Provided                            Non-Audit Services
                             Fees Billed for     for fiscal year end                           Provided for fiscal
                            Services Rendered      2004 Pursuant to       Fees Billed for         year end 2003
                            to the Registrant         Waiver of        Services Rendered to    Pursuant to Waiver
                           for fiscal year end       Pre-Approval       the Registrant for       of Pre-Approval
                                   2004             Requirement(1)     fiscal year end 2003     Requirement(1)(2)
                           -------------------      --------------     --------------------     -----------------
Audit Fees                       $ 74,000                N/A                 $ 68,800                  N/A
Audit-Related Fees               $      0                 0%                 $      0                  0%
Tax Fees(3)                      $ 10,000                 0%                 $ 10,000                  0%
All Other Fees                   $      0                 0%                 $      0                  0%
                                 --------                                    --------
Total Fees                       $ 84,000                 0%                 $ 78,800                  0%

TWB billed the Registrant aggregate non-audit fees of $10,000 for the fiscal year ended 2004, and $10,000 for the fiscal year ended 2003, for non-audit services rendered to the Registrant.

--------------------------------------------------------------------------------

(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to TWB during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Prior to May 6, 2003, the Registrant's Audit Committee was not required to pre-approve non-audit services. Therefore, the percentage of fees shown in this column only represents fees billed for non-audit services rendered after May 6, 2003, pursuant to a waiver of the pre-approval requirement.

(3) Tax fees for the fiscal year end August 31, 2004 includes fees billed for reviewing tax returns. Tax fees for fiscal year end August 31, 2003 includes fees billed for reviewing tax returns.

FEES BILLED BY TWB RELATED TO AIM AND AIM AFFILIATES

         TWB billed AIM Advisors, Inc ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                            Fees Billed for                                Fees Billed for
                           Non-Audit Services     Percentage of Fees     Non-Audit Services      Percentage of Fees
                          Rendered to AIM and    Billed Applicable to    Rendered to AIM and    Billed Applicable to
                           AIM Affiliates for     Non-Audit Services     AIM Affiliates for      Non-Audit Services
                          fiscal year end 2004    Provided for fiscal   fiscal year end 2003    Provided for fiscal
                           That Were Required        year end 2004       That Were Required        year end 2003
                           to be Pre-Approved     Pursuant to Waiver     to be Pre-Approved    Pursuant to Waiver of
                          by the Registrant's       of Pre-Approval      by the Registrant's        Pre-Approval
                            Audit Committee         Requirement(1)       Audit Committee(2)      Requirement(1)(3)
                            ---------------         --------------       ------------------      -----------------
Audit-Related Fees                $ 0                     0%                     $ 0                     0%
Tax Fees                          $ 0                     0%                     $ 0                     0%
All Other Fees                    $ 0                     0%                     $ 0                     0%
                                  ---                                            ---
Total Fees(4)                     $ 0                     0%                     $ 0                     0%



--------------------------------------------------------------------------------

 (1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to TWB during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

 (2) Prior to May 6, 2003, the Registrant's Audit Committee was not required to pre-approve non-audit services. Therefore, the fees billed for non-audit services shown in this column only represents fees for pre-approved non-audit services rendered after May 6, 2003, to AIM and AIM Affiliates.

 (3) Prior to May 6, 2003, the Registrant's Audit Committee was not required to pre-approve non-audit services. Therefore, the percentage of fees shown in this column only represents fees billed for non-audit services rendered after May 6, 2003, pursuant to a waiver of the pre-approval requirement.

 (4) Including the fees for services not required to be pre-approved by the registrant's audit committee, TWB billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2004, and $0 for the fiscal year ended 2003, for non-audit services rendered to AIM and AIM Affiliates.

         The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining TWB's independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with TWB maintaining independence with respect to the Registrant.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                the AIM Funds and the INVESCO Funds (the "Funds")
                           AMENDED SEPTEMBER 14, 2004


I.  STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Directors/Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by the Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval") or require the specific pre-approval of the Audit Committee ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee.

The Audit Committee will annually review and pre-approve the services that may be provided by the Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

II.  DELEGATION

The Audit Committee may from time to time delegate pre-approval authority to one or more of its members who are Independent Directors. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next-scheduled meeting.


III.  AUDIT SERVICES

The annual audit services engagement terms and estimated fees will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide.

Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

IV.  GENERAL PRE-APPROVAL OF NON-AUDIT SERVICES

The Audit Committee may provide general pre-approval of types of non-audit services described in this Section IV to the Funds and its Service Affiliates if the Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

ALL OTHER SERVICES

The Audit Committee may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

V.  SPECIFIC PRE-APPROVAL OF NON-AUDIT SERVICES

The Audit Committee may provide specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the auditor, is consistent with the SEC Rules on auditor independence, and otherwise conforms to the Audit Committees' general principles and policies as set forth herein.

VI. PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fee levels or established amounts for services to be provided by the Auditor under general pre-approval policies will be set annually by the Audit Committee. Any proposed services exceeding these levels or amounts will be reported to the Audit Committee at the quarterly Audit Committee meeting. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     VII. PROCEDURES

     On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.


     Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed at the next quarterly Audit Committee meeting of any such services billed by the Auditor and whether the amounts billed were within the estimated range of fees for the services rendered.

     Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

     Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

     On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

     The Audit Committee has designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

     EXHIBIT 1

     CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)


     o Bookkeeping or other services related to the accounting records or financial statements of the audit client

     o         Financial information systems design and implementation

     o Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     o         Actuarial services

     o         Internal audit outsourcing services


     CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     o         Management functions

     o         Human resources

     o         Broker-dealer, investment adviser, or investment banking services

     o         Legal services

     o         Expert services unrelated to the audit

     o Any other service that the Public Company Oversight Board determines by regulation is impermissible

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

      Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

           Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

           The Registrant adopted Shareholder Communication Procedures (the "Procedures") on December 10, 2003, which Procedures were amended effective June 9, 2004. The Procedures set forth the process by which shareholders of the Registrant may send communications to the Board. As originally drafted, the Procedures covered recommendations of nominees sent by shareholders to the Board or to an individual trustee. However, the amended Procedures adopted effective June 9, 2004 do not cover such shareholder communications. Therefore, the adoption of amended Procedures could be viewed as a material change to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of September 21, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 21, 2004, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's most recent fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust

By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date: November 1, 2004


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date: November 1, 2004


By:      /s/ SIDNEY M. DILGREN
         -----------------------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date: November 1, 2004

                                  EXHIBIT INDEX

12(a)(1)   Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.